UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (including zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2009

Date of reporting period: September 30, 2009

Item 1.	Reports to Stockholders.

SEI Institutional Managed Trust

Annual Report as of September 30, 2009

Large Cap Value Fund

Large Cap Growth Fund

Tax-Managed Large Cap Fund

Large Cap Diversified Alpha Fund

S&P 500 Index Fund

Small Cap Value Fund

Small Cap Growth Fund

Tax-Managed Small Cap Fund

Small/Mid Cap Diversified Alpha Fund

Mid-Cap Fund

U.S. Managed Volatility Fund

Global Managed Volatility Fund

Tax-Managed Managed Volatility Fund

Real Estate Fund

Enhanced Income Fund

Core Fixed Income Fund

U.S. Fixed Income Fund

High Yield Bond Fund

Real Return Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Large Cap Value Fund

I. Objective

The Large Cap Value Fund (“the Fund”) seeks to provide capital appreciation by investing primarily in the equity securities of large companies in the U.S., using a value-focused style.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilizes the following sub-advisers as of September 30, 2009: Aronson + Johnson + Ortiz, LP, INTECH Investment Management, LLC, Legg Mason Capital Management Inc., and LSV Asset Management. During the year ended September 30, 2009, the Fund terminated AllianceBernstein LP and added LSV Asset Management.

III. Market Commentary

For the first six months of the fiscal year leading up to the March lows, equity markets were under sharp pressure. In March, there was a sharp inflection point in the markets, as trends reversed and valuations reverted back to the mean. Following the collapse of Lehman Brothers, companies’ earnings and forward outlooks deteriorated, and economic output came to a screeching halt. Job losses accelerated throughout the first half of the fiscal period, exacerbating the loss of consumer confidence. As credit markets seized up and liquidity became scarce, the Federal Reserve (the “Fed”) and Treasury responded by instituting programs of historic proportion in order to stave off a complete collapse of the U.S. financial system.

The Fed and Treasury provided ample liquidity by boosting the money supply and driving interest rates lower. With the creation of the Troubled Asset Relief Programs I and II, as well as the Term Asset-Backed Securities Loan Facility and Public Private Investment Program, credit markets began to thaw and credit spreads narrowed. Government policies combined with the Fed’s decision to use quantitative easing were the main catalysts to the March reversal. Also, several of the major banks indicated that their operating revenues for the first nine months of 2009 were positive, setting a bullish tone in the Financials sector, which had sold off nearly 50%

heading into early March amidst concerns of potential nationalization. Heading into the second half of this fiscal period, markets rebounded strongly as leading economic indicators pointed to “green shoots.” Economic deterioration began to decelerate; most notably, consumer sentiment rebounded, manufacturing activity strengthened and orders for durable and capital goods increased. Investors were hopeful that recovery would follow, driven by businesses re-stocking inventory in anticipation of future growth. The jobs picture also improved although it remains weak; the U.S. economy shed jobs at a much slower pace for the second half of the fiscal year than it did for the first half. Monetary policy remains aggressively positioned, and the Fed has indicated that it intends to keep rates low to fight the possibility of further asset deflation.

In the period, small-cap stocks outperformed their large-cap brethren, and growth-oriented stocks outperformed their value-oriented counterparts across all market caps. The reversal in U.S. markets off of the March lows continued throughout the third quarter of 2009, as cyclical and higher beta stocks led the charge. The U.S. dollar weakened considerably in the second half of the year as investors increased their risk tolerance and commodity prices moved higher. The Technology sector, which was the only sector that had positive absolute performance for the fiscal year, continued to fare well as investors rewarded companies with high levels of free cash flow and solid balance sheets that have gained market share and are well-positioned to capitalize on the potential economic rebound. From a factor perspective, momentum and historical-growth factors underperformed dramatically, while small-size and traditional-value factors outperformed on a relative basis.

IV. Return vs. Benchmark

For the year ended September 30, 2009, the Large Cap Value Fund, Class A, outperformed the Russell 1000 Value Index (the “Index”), returning (9.88)% versus the Index return of (10.62)%.

V. Fund Attribution

The Fund’s outperformance was driven by strong security selection during a volatile market environment. Sector positioning also added to performance during the period. The Fund’s exposure to traditional deep-value factors benefited performance over the entire period, as

SEI Institutional Managed Trust / Annual Report / September 30, 2009	1

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Large Cap Value Fund (Concluded)

this strategy is typically overweight the bottom quartile, or the cheapest stocks as measured by price-to-earnings ratios with exposure to near-term price momentum. The Fund’s quality bias benefited performance, especially within the first six months of the fiscal year, as it helped avoid stocks that sold off sharply due to nationalization fears. However, the Fund’s exposure to a volatility-capture strategy detracted from performance, as there was not enough intra-stock volatility, which was a stiff headwind for the mean-reversion strategy. Finally, the Fund has experienced a headwind since the March 2009 inflection point and subsequent low-quality rally.

Large Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Since Inception
Large Cap Value Fund, Class A	(9.88)%	(8.73)%	(0.02)%	1.76%	7.56%
Large Cap Value Fund, Class I	(10.05)%	(8.94)%	(0.25)%	1.49%	7.24%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Value Fund, Class A and Class I, versus the Russell 1000 Value Index

[1]

For the period ended 9/30/09. Past performance is no indication of future performance. The performance indicated above for Class A Shares begins on 10/3/94 at which time Mellon Equity Associates acted as investment adviser to the Fund. Previous periods during which the Fund was advised by another investment adviser are not shown. Class I Shares performance for the period prior to 8/6/01 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 10/3/94 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

2	SEI Institutional Managed Trust / Annual Report / September 30, 2009

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Large Cap Growth Fund

I. Objective

The Large Cap Growth Fund (the “Fund”) seeks to provide capital appreciation by investing primarily in the equity securities of large companies in the U.S., using a growth-focused style.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilizes the following sub-advisers as of September 30, 2009: Delaware Management Company, Goldman Sachs Asset Management, L.P, INTECH Investment Management, LLC, Legg Mason Capital Management Inc., Quantitative Management Associates LLC and Neuberger Berman Management LLC. During the year ended September 30, 2009, the Fund terminated Montag & Caldwell, Inc. and added Neuberger Berman Management LLC.

III. Market Commentary

For the first six months of the fiscal year leading up to the March lows, equity markets were under sharp pressure. In March, there was a sharp inflection point in the markets, as trends reversed and valuations reverted back to the mean. Following the collapse of Lehman Brothers, companies’ earnings and forward outlooks deteriorated, and economic output came to a screeching halt. Job losses accelerated throughout the first half of the fiscal period, exacerbating the loss of consumer confidence. As credit markets seized up and liquidity became scarce, and the Federal Reserve (the “Fed”) and Treasury responded by instituting programs of historic proportion in order to stave off a complete collapse of the U.S. financial system.

The Fed and Treasury provided ample liquidity by boosting the money supply and driving interest rates lower. With the creation of the Troubled Asset Relief Programs I and II, as well as the Term Asset-Backed Securities Loan Facility and Public Private Investment Program, credit markets began to thaw and credit spreads narrowed. Government policies combined with the Fed’s decision quantitative easing were the main catalysts to the March reversal. Also, several of the major banks indicated that their operating revenues for the first nine months of 2009 were positive, setting a bullish tone in the

Financials sector, which had sold off nearly 50% heading into early March amidst concerns of potential nationalization. Heading into the second half of this fiscal period, markets rebounded strongly as leading economic indicators pointed to “green shoots.” Economic deterioration began to decelerate; most notably, consumer sentiment rebounded, manufacturing activity strengthened and orders for durable and capital goods increased. Investors were hopeful that recovery would follow, driven by businesses re-stocking inventory in anticipation of future growth. The jobs picture also improved although it remains weak; the U.S. economy shed jobs at a much slower pace for the second half of the fiscal year than it did for the first half. Monetary policy remains aggressively positioned, and the Fed has indicated that it intends to keep rates low to fight the possibility of further asset deflation.

In the period, small-cap stocks outperformed their large-cap brethren, and growth-oriented stocks outperformed their value-oriented counterparts across all market caps. The reversal in U.S. markets off of the March lows continued throughout the third quarter of 2009, as cyclical and higher beta stocks led the charge. The U.S. dollar weakened considerably in the second half of the year as investors increased their risk tolerance and commodity prices moved higher. The Technology sector, which was the only sector that had positive absolute performance for the fiscal year, continued to fare well as investors rewarded companies with high levels of free cash flow and solid balance sheets that have gained market share and are well-positioned to capitalize on the potential economic rebound. From a factor perspective, momentum and historical-growth factors underperformed dramatically, while small-size and traditional-value factors outperformed on a relative basis.

IV. Return vs. Benchmark

For the year ended September 30, 2009, the Large Cap Growth Fund, Class A, underperformed the Russell 1000 Growth Index (the “Index”), returning (3.47)% versus the Index return of (1.85)%.

V. Fund Attribution

The Fund’s underperformance was driven by poor security selection during a volatile market environment. In the first half of the fiscal year, the Fund’s managers were positioned in high-quality growth stocks

SEI Institutional Managed Trust / Annual Report / September 30, 2009	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Large Cap Growth Fund (Concluded)

held by hedge funds, specifically in the Technology sector. The de-leveraging process that occurred in late 2008 and early 2009 led to heavy redemptions by hedge funds, which led to a technical mis-pricing of high-quality growth stocks. As a result, these stocks dramatically underperformed the broader market due to liquidity and other non-fundamental factors. The Fund also struggled due to its Financials positioning and overweighting to the Consumer Discretionary sector. In addition, poor stock selection in the Industrials sector detracted from overall performance, as the manufacturing industry collapsed due to a decline in consumer and business spending during the first half of the fiscal year. Overall, the Fund’s managers continued to position themselves in higher-quality growth stocks by the end of the first quarter of 2009, focusing on strong balance sheets and future earnings growth, which have lagged in the low-quality rally since March of 2009. The market’s sharp inflection point was met with a strong low-quality rally typically seen in the recovery phase of a market as credit spreads narrow.

Large Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Large Cap Growth Fund, Class A	(3.47)%	(3.63)%	0.96%	(3.69)%	5.77%
Large Cap Growth Fund, Class I	(3.69)%	(3.87)%	0.71%	(3.96)%	5.43%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Growth Fund, Class A and Class I, versus the Russell 1000 Growth Index

[1]

For the period ended 9/30/09. Past performance is no indication of future performance. Class I Shares performance for the period prior to 8/6/01 is the performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 12/20/94 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

4	SEI Institutional Managed Trust / Annual Report / September 30, 2009

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Tax-Managed Large Cap Fund

I. Objective

The Tax-Managed Large Cap Fund (the “Fund”) aims to provide high long-term after-tax returns by buying and holding large-cap U.S. companies over a long period of time.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilized the following sub-advisers as of September 30, 2009: Aronson+Johnson+Ortiz, LP, Delaware Management Company, Goldman Sachs Asset Management, LP, Legg Mason Capital Management Inc., LSV Asset Management, Neuberger Berman Management LLC, Parametric Portfolio Associates and Quantitative Management Associates LLC. During the year ended September 30, 2009, the Fund terminated AllianceBernstein, LP and Montag & Caldwell, Inc., and added Neuberger Berman Management LLC.

III. Market Commentary

For the first six months of this time period leading up to the March lows, equity markets were under sharp pressure. In March, there was a sharp inflection point in the markets, as trends reversed and valuations reverted back to the mean. Following the collapse of Lehman Brothers, companies’ earnings and forward outlooks deteriorated, and economic output came to a screeching halt. Job losses accelerated throughout the first half of the fiscal period, exacerbating the loss of consumer confidence. As credit markets seized up and liquidity became scarce, and the Federal Reserve (the “Fed”) and Treasury responded by instituting programs of historic proportion in order to stave off a complete collapse of the U.S. financial system.

The Fed and Treasury provided ample liquidity by boosting the money supply and driving interest rates lower. With the creation of the Troubled Asset Relief Programs I and II, as well as the Term Asset-Backed Securities Loan Facility and Public Private Investment Program, credit markets began to thaw and credit spreads narrowed. Government policies combined with the Fed’s decision quantitative easing were the main catalysts to the March reversal. Also, several of the major banks indicated that their operating revenues for the first nine months of 2009 were positive, setting a bullish tone in the Financials sector, which had sold off nearly 50% heading into early March amidst concerns of potential nationalization. Heading into the second half of the fiscal year, markets rebounded strongly as leading economic indicators pointed to “green shoots.” Economic deterioration began to decelerate; most notably, consumer sentiment rebounded, manufacturing activity strengthened and orders for durable and capital goods increased. Investors were hopeful that recovery would follow, driven by businesses re-stocking inventory in anticipation of future growth. The jobs picture also improved although it remains weak; the U.S. economy shed jobs at a much slower pace for the second half of the fiscal year than it did for the first half. Monetary policy remains aggressively positioned, and the Fed has indicated that it intends to keep rates low to fight the possibility of further asset deflation.

During the fiscal year, small-cap stocks outperformed their large-cap brethren, and growth-oriented stocks outperformed their value-oriented counterparts across all market caps. The reversal in U.S. markets off of the March lows continued throughout the third quarter of 2009, as cyclical and higher beta stocks led the charge. The U.S. dollar weakened considerably in the second half of the year as investors increased their risk tolerance and commodity prices moved higher. The Technology sector, which was the only sector that had positive absolute performance for the fiscal year, continued to fare well as investors rewarded companies with high levels of free cash flow and solid balance sheets that have gained market share and are well-positioned to capitalize on the potential economic rebound. From a factor perspective, momentum and historical-growth factors underperformed dramatically, while small-size and traditional-value factors outperformed on a relative basis.

IV. Return vs. Benchmark

For the year ended September 30, 2009, the Tax-Managed Large Cap Fund, Class A, underperformed the Russell 1000 Index (the “Index”), returning (6.44)% versus the Index return of (6.14)%.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Tax-Managed Large Cap Fund (Concluded)

V. Fund Attribution

The Fund modestly underperformed its Index due to poor stock selection. The second half of 2008, particularly the fourth quarter, was marked by significant forced selling and deleveraging in equity markets. These technical factors tended to decouple stock performance from underlying fundamentals. The Fund’s value mandate contributed positively to the portfolio, despite the fact that the second half of 2008 was a very difficult environment for its contrarian approach. This approach has dramatically outperformed since the March lows through positions in the Financials sector as well high-conviction holdings in the Utilities sector. The Fund’s growth managers added to performance due to their positive stock selection in Healthcare. Mega cap exposure also benefited during the flight to quality, as did a large overweight to Consumer Staples and an underweight to Industrials. The excess return generated by the Fund’s growth managers was mitigated by exposure to value, despite the fact that the majority of the Fund’s value managers had mixed results, although they outperformed their respective Index. While some were negatively impacted their stock selection across the majority of sectors, others, particularly deep-value managers, boosted returns in the final six months of the fiscal year or benefited from quality exposures before the market nadir. The Fund’s quantitative managers struggled during the period due to their value and momentum exposures.

Tax-Managed Large Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Tax-Managed Large Cap Fund, Class A	(6.44)%	(5.84)%	0.73%	(1.19)%	1.07%
Tax-Managed Large Cap Fund, Class Y	(6.12)%	(5.53)%	1.04%	(0.96)%	1.28%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Large Cap Fund, Class A and Class Y, versus the Russell 1000 Index

[1]

For the period ended 9/30/09. Past performance is no indication of future performance. Class Y Shares performance for the period prior to 4/8/02 is performance derived from the performance of the Class A Shares.The performance of Class Y Shares may be different from the performance of Class A Shares because of different distribution fees paid by Class Y shareholders. Class A Shares were offered beginning 3/5/98 and Class Y Shares were offered beginning 4/8/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

6	SEI Institutional Managed Trust / Annual Report / September 30, 2009

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Large Cap Diversified Alpha Fund

I. Objective

The Large Cap Diversified Alpha Fund (“the Fund”) seeks to provide capital appreciation by investing in the equity securities of large companies in the U.S. as well as other equity securities, derivatives and fixed-income securities, with the aim of diversifying the relative risk of the Fund and adding to the Fund’s excess returns.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilizes the following sub-advisers as of September 30, 2009: Analytic Investors, LLC, Aronson+Johnson+Ortiz, LP, Declaration Management and Research LLC, Delaware Management Company, INTECH Investment Management, LLC, Legg Mason Capital Management Inc., and Quantitative Management Associates LLC. During the year ended September 30, 2009, the Fund terminated Smith Breeden Associates, Inc. and added Declaration Management and Research LLC.

III. Market Commentary

For the first six months of the fiscal year leading up to the March lows, equity markets were under sharp pressure. In March, there was a sharp inflection point in the markets, as trends reversed and valuations reverted back to the mean. Following the collapse of Lehman Brothers, companies’ earnings and forward outlooks deteriorated, and economic output came to a screeching halt. Job losses accelerated throughout the first half of the fiscal period, exacerbating the loss of consumer confidence. As credit markets seized up and liquidity became scarce, and the Federal Reserve (the “Fed”) and Treasury responded by instituting programs of historic proportion in order to stave off a complete collapse of the U.S. financial system.

The Fed and Treasury provided ample liquidity by boosting the money supply and driving interest rates lower. With the creation of the Troubled Asset Relief Programs I and II, as well as the Term Asset-Backed Securities Loan Facility and Public Private Investment Program, credit markets began to thaw and credit spreads narrowed. Government policies combined with the Fed’s decision to use quantitative easing were the main catalysts to the March reversal. Also, several of the major banks indicated that their operating revenues for the first nine months of 2009 were positive, setting a bullish tone in the Financials sector, which had sold off nearly 50% heading into early March amidst concerns of potential nationalization. Heading into the second half of the fiscal year, markets rebounded strongly as leading economic indicators pointed to “green shoots.” Economic deterioration began to decelerate; most notably, consumer sentiment rebounded, manufacturing activity strengthened and orders for durable and capital goods increased. Investors were hopeful that recovery would follow, driven by businesses re-stocking inventory in anticipation of future growth. The jobs picture also improved although it remains weak; the U.S. economy shed jobs at a much slower pace for the second half of the fiscal year than it did for the first half. Monetary policy remains aggressively positioned, and the Fed has indicated that it intends to keep rates low to fight the possibility of further asset deflation.

In the period, small-cap stocks outperformed their large-cap brethren, and growth-oriented stocks outperformed their value-oriented counterparts across all market caps. The reversal in U.S. markets off of the March lows continued throughout the third quarter of 2009, as cyclical and higher beta stocks led the charge. The U.S. dollar weakened considerably in the second half of the year as investors increased their risk tolerance and commodity prices moved higher. The Technology sector, which was the only sector that had positive absolute performance for the fiscal year, continued to fare well as investors rewarded companies with high levels of free cash flow and solid balance sheets that have gained market share and are well-positioned to capitalize on the potential economic rebound. From a factor perspective, momentum and historical-growth factors underperformed dramatically, while small-size and traditional-value factors outperformed on a relative basis.

IV. Return vs. Benchmark

For the year ended September 30, 2009, the Large Cap Diversified Alpha Fund, Class A, underperformed the Russell 1000 Index (the “Index”), returning (11.51)% versus the Index return of (6.14)%.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Large Cap Diversified Alpha Fund (Concluded)

V. Fund Attribution

The Fund dramatically unperformed for the fiscal year, primarily because of its allocation to the portable-alpha strategy, which underperformed as credit spreads widened to historic levels. The portable-alpha component of the Fund detracted from performance, particularly in the first half of the fiscal period, due to dramatic underperformance in the spread sectors of the fixed-income markets. The portable-alpha component had large overweight’s to mortgage-backed securities and asset-backed securities, which lost value as securitized markets all but evaporated and formalized pricing mechanisms disappeared. Also, the Fund’s quantitative managers struggled in an environment marked by volatile factor performance. Value and momentum exposures drove poor security selection, as those factors were severely punished in the market rally from the March lows. In particular, the Fund’s dynamic factor model detracted from performance due to its underweight to low-quality assets as measured by higher leverage. Also, the Fund’s exposure to a volatility-capture strategy struggled, as there was not enough intra-stock volatility to make this a successful endeavor. On the positive side, the Fund’s growth exposure positively contributed to performance with broad-based, strong stock selection driven by a focus on high earnings growth. On the value side, the Fund ultimately benefited from strong stock selection in the Financial sector driven by contrarian stock positions and from quality exposures before the market nadir.

Large Cap Diversified Alpha Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Large Cap Diversified Alpha Fund, Class A	(11.51)%	(9.03)%	(6.14)%
Large Cap Diversified Alpha Fund, Class I	(11.69)%	(9.26)%	(6.33)%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Diversified Alpha Fund, Class A and Class I, versus the Russell 1000 Index

[1]

For the period ended 9/30/09. Past performance is no indication of future performance. Class I Shares performance for the period prior to 9/14/06 is performance derived from the performance of the Class A Shares. The performance of the Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 12/14/05 and Class I Shares were offered beginning 9/14/06. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

8	SEI Institutional Managed Trust / Annual Report / September 30, 2009

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

S&P 500 Index Fund

I. Objective

The S&P 500 Index Fund (the “Fund”) invests all of its assets in securities listed in the S&P 500 Index (the “Index”), seeking to achieve investment results that correspond to the aggregate price and dividend performance of the securities in the Index.

II. Multi-Manager Approach Statement

The Fund uses a sub-adviser to manage the Fund under the supervision of SEI Investments Management Corporation. Currently, the sub-adviser is SSgA Funds Management, Inc. There have been no manager changes over the fiscal year.

III. Market Commentary

For the first six months of the fiscal year leading up to the March lows, equity markets were under sharp pressure. In March, there was a sharp inflection point in the markets, as trends reversed and valuations reverted back to the mean. Following the collapse of Lehman Brothers, companies’ earnings and forward outlooks deteriorated, and economic output came to a screeching halt. Job losses accelerated throughout the first half of the fiscal period, exacerbating the loss of consumer confidence. As credit markets seized up and liquidity became scarce, the Federal Reserve (the “Fed”) and Treasury responded by instituting programs of historic proportion in order to stave off a complete collapse of the U.S. financial system.

The Fed and Treasury provided ample liquidity by boosting the money supply and driving interest rates lower. With the creation of the Troubled Asset Relief Programs I and II, as well as the Term Asset-Backed Securities Loan Facility and Public Private Investment Program, credit markets began to thaw and credit spreads narrowed. Government policies combined with the Fed’s decision to use quantitative easing were the main catalysts to the March reversal. Also, several of the major banks indicated that their operating revenues for the first nine months of 2009 were positive, setting a bullish tone in the Financials sector, which had sold off nearly 50% heading into early March amidst concerns of potential nationalization. Heading into the second half of the fiscal period, markets rebounded strongly as leading economic indicators pointed to “green shoots.” Economic deterioration began to decelerate; most notably, consumer sentiment rebounded, manufacturing activity strengthened and orders for durable and capital goods increased. Investors were hopeful that recovery would follow, driven by businesses re-stocking inventory in anticipation of future growth. The jobs picture also improved although it remains weak; the U.S. economy shed jobs at a much slower pace for the second half of the fiscal year than it did for the first half. Monetary policy remains aggressively positioned, and the Fed has indicated that it intends to keep rates low to fight the possibility of further asset deflation.

IV. Return vs. Benchmark

For the year ended September 30, 2009, the S&P 500 Index Fund, Class A, underperformed the Index, returning (7.33)% versus the Index return of (6.91)%. Please note that one cannot invest directly in the Index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses; therefore, its performance is higher than that of a mutual fund that passively invests in the same index.

V. Fund Attribution

The Fund’s performance followed a pattern similar to the performance of the Index, since it invested in the same securities with generally the same weights. In the period, small-cap stocks outperformed their large-cap brethren, and growth-oriented stocks outperformed their value-oriented counterparts across all market caps. The reversal in U.S. markets off of the March lows continued throughout the third quarter of 2009, as cyclical and higher beta stocks led the charge. The U.S. dollar weakened considerably in the second half of the year as investors increased their risk tolerance and commodity prices moved higher. The Technology sector, which was the only sector that had positive absolute performance for the fiscal year, continued to fare well as investors rewarded companies with high levels of free cash flow and solid balance sheets that have gained market share and are well-positioned to capitalize on the potential economic rebound. From a factor perspective, momentum and historical-growth factors underperformed dramatically, while small-size and traditional-value factors outperformed on a relative basis.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	9

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

S&P 500 Index Fund (Concluded)

S&P 500 Index Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
S&P 500 Index Fund, Class A	(7.33)%	(5.82)%	0.61%	(0.56)%	5.12%
S&P 500 Index Fund, Class E	(7.16)%	(5.66)%	0.77%	(0.40)%	9.56%
S&P 500 Index Fund, Class I	(7.53)%	(6.04)%	0.37%	(0.82)%	4.81%

Comparison of Change in the Value of a $10,000 Investment in the S&P 500 Index Fund, Class E, Class A, and Class I, versus the S&P 500 Index

[1]

For the period ended 9/30/09. Past performance is no indication of future performance. Class A shares were offered beginning 2/28/96. Class E shares were offered beginning 7/31/85. Class I shares were offered beginning 6/28/02. Class I shares performance for the period prior to 6/28/02 is performance derived from performance of the Class A shares. The performance of the Class A and Class I shares may be lower than the performance of Class E shares because of different distribution fees paid by Class A and Class I shareholders. Effective 7/31/97, the Board of Trustees approved the renaming of Class A and Class E shares to Class E and Class A shares, respectively. In addition, returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

10	SEI Institutional Managed Trust / Annual Report / September 30, 2009

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Small Cap Value Fund

I. Objective

The Small Cap Value Fund (the “Fund”) seeks to provide capital appreciation by investing primarily in the equity securities of small companies in the U.S., using a value-focused style.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilizes the following sub-advisers as of September 30, 2009: Artisan Partners Limited Partnership, Lee Munder Investments, Ltd., LSV Asset Management, Martingale Asset Management, L.P., PanAgora Asset Management, Inc., Robeco Investment Management Inc. and Wellington Management Company, LLP. During the fiscal year ended September 30, 2009, Neuberger Berman Management LLC was terminated from the Fund.

III. Market Commentary

For the first six months of this time period leading up to the March lows, equity markets were under sharp pressure. In March, there was a sharp inflection point in the markets, as trends reversed and valuations reverted back to the mean. Following the collapse of Lehman Brothers, companies’ earnings and forward outlooks deteriorated, and economic output came to a screeching halt. Job losses accelerated throughout the first half of the fiscal period, exacerbating the loss of consumer confidence. As credit markets seized up and liquidity became scarce, and the Federal Reserve (the “Fed”) and Treasury responded by instituting programs of historic proportion in order to stave off a complete collapse of the U.S. financial system.

The Fed and Treasury provided ample liquidity by boosting the money supply and driving interest rates lower. With the creation of the Troubled Asset Relief Programs I and II, as well as the Term Asset-Backed Securities Loan Facility and Public Private Investment Program, credit markets began to thaw and credit spreads narrowed. Government policies combined with the Fed’s decision to use quantitative easing were the main catalysts to the March reversal. Also, several of the major banks indicated that their operating revenues for the first nine months of 2009 were positive, setting a bullish tone in the Financials sector, which had sold off nearly 50% heading into early March amidst concerns of potential nationalization. Heading into the second half of the fiscal year, markets rebounded strongly as leading economic indicators pointed to “green shoots.” Economic deterioration began to decelerate; most notably, consumer sentiment rebounded, manufacturing activity strengthened and orders for durable and capital goods increased. Investors were hopeful that recovery would follow, driven by businesses re-stocking inventory in anticipation of future growth. The jobs picture also improved although it remains weak; the U.S. economy shed jobs at a much slower pace for the second half of the fiscal year than it did for the first half. Monetary policy remains aggressively positioned, and the Fed has indicated that it intends to keep rates low to fight the possibility of further asset deflation.

During the fiscal year, small-cap stocks outperformed their large-cap brethren, and growth-oriented stocks outperformed their value-oriented counterparts across all market caps, but particularly within the small-cap space. Small banks, which make up a large portion of the Index, lagged the rest of the market. In addition, resurgence in oil prices sent growth-oriented oil service stocks higher. The reversal in U.S. markets off of the March lows continued throughout the third quarter of 2009, as cyclical and higher beta stocks led the charge. The U.S. dollar weakened considerably in the second half of the year as investors increased their risk tolerance and commodity prices moved higher. The Technology sector, which was the only sector that had positive absolute performance for the fiscal year, continued to fare well as investors rewarded companies with high levels of free cash flow and solid balance sheets that have gained market share and are well-positioned to capitalize on the potential economic rebound. From a factor perspective, momentum and historical-growth factors underperformed dramatically, while small-size and traditional-value factors outperformed on a relative basis.

IV. Return vs. Benchmark

For the year ended September 30, 2009, the Small Cap Value Fund, Class A, outperformed the Russell 2000 Value Index (the “Index”), returning (9.31)% versus the Index return of (12.61)%.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	11

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Small Cap Value Fund (Concluded)

V. Fund Attribution

The Fund’s outperformance was driven by strong security selection during a volatile market environment. In particular, strong stock selection in the Financials sector as well as the Industrials sector drove the majority of the Fund’s relative outperformance. Sector positioning also added to performance. The Fund’s diversified sources of return, particularly its structural weight to a micro-cap manager, benefited as micro-caps have rebounded sharply since the March lows. The Fund’s exposure to traditional “deep” value factors also benefited performance over the entire period. Exposure to near-term price momentum drove strong security selection in early cyclicals, especially within Financials and Materials. Other positive contributors were an overweight to Information Technology and an underweight to regional banks, which remain exposed to commercial real estate issues and have lagged the overall market.

Small Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Small Cap Value Fund, Class A	(9.31)%	(5.53)%	2.43%	7.90%	9.54%
Small Cap Value Fund, Class I	(9.59)%	(5.78)%	2.17%	7.57%	9.18%

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Value Fund, Class A and Class I, versus the Russell 2000 Value Index

[1]

For the period ended 9/30/09. Past performance is no indication of future performance. Class I Shares performance for the period prior to 2/11/02 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 12/20/94 and Class I Shares were offered beginning 2/11/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

12	SEI Institutional Managed Trust / Annual Report / September 30, 2009

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Small Cap Growth Fund

I. Objective

The Small Cap Growth Fund (the “Fund”) seeks to provide capital appreciation by investing primarily in the equity securities of small companies in the U.S., using a growth-focused style.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilizes the following sub-advisers as of September 30, 2009: AQR Capital Management, LLC, Janus Capital Management, Inc., Lee Munder Investments, Ltd., Los Angeles Capital Management and Equity Research, Inc. and Oppenheimer Capital LLC. Mazama Capital Management was terminated and AQR Capital Management LLC was added to the Fund during the fiscal year.

III. Market Commentary

The Fund’s fiscal year was marked by a “tale of two tapes.” For the first six months of the fiscal year leading up to the March lows, equity markets were under sharp pressure. In March, there was a sharp inflection point in the markets, as trends reversed and valuations reverted back to the mean. Following the collapse of Lehman Brothers, companies’ earnings and forward outlooks deteriorated, and economic output came to a screeching halt. Job losses accelerated throughout the first half of the fiscal period, exacerbating the loss of consumer confidence. As credit markets seized up and liquidity became scarce, and the Federal Reserve (the “Fed”) and Treasury responded by instituting programs of historic proportion in order to stave off a complete collapse of the U.S. financial system.

The Fed and Treasury provided ample liquidity by boosting the money supply and driving interest rates lower. With the creation of the Troubled Asset Relief Programs I and II, as well as the Term Asset-Backed Securities Loan Facility and Public Private Investment Program, credit markets began to thaw and credit spreads narrowed. Government policies combined with the Fed’s decision to use quantitative easing were the main catalysts to the March reversal. Also, several of the major banks indicated that their operating revenues for the first nine months of 2009 were positive, setting a bullish tone in the Financials sector, which had sold off nearly 50% heading into early March amidst concerns of potential nationalization. Heading into the second half of the fiscal year, markets rebounded strongly as leading economic indicators pointed to “green shoots.” Economic deterioration began to decelerate; most notably, consumer sentiment rebounded, manufacturing activity strengthened and orders for durable and capital goods increased. Investors were hopeful that recovery would follow, driven by businesses re-stocking inventory in anticipation of future growth. The jobs picture also improved although it remains weak; the U.S. economy shed jobs at a much slower pace for the second half of the fiscal year than it did for the first half. Monetary policy remains aggressively positioned, and the Fed has indicated that it intends to keep rates low to fight the possibility of further asset deflation.

During the fiscal year, small-cap stocks outperformed their large-cap brethren, and growth-oriented stocks outperformed their value-oriented counterparts across all market caps, but particularly within the small-cap space. Small banks, which make up a large portion of the small-cap value index, lagged the rest of the market. In addition, resurgence in oil prices sent growth-oriented oil service stocks higher. The reversal in U.S. markets off of the March lows continued throughout the third quarter of 2009, as cyclical and higher beta stocks led the charge. The U.S. dollar weakened considerably in the second half of the year as investors increased their risk tolerance and commodity prices moved higher. The Technology sector, which was the only sector that had positive absolute performance for the fiscal year, continued to fare well as investors rewarded companies with high levels of free cash flow and solid balance sheets that have gained market share and are well-positioned to capitalize on the potential economic rebound. From a factor perspective, momentum and historical-growth factors underperformed dramatically, while small-size and traditional-value factors outperformed on a relative basis.

IV. Return vs. Benchmark

For the year ended September 30, 2009, the Small Cap Growth Fund, Class A, underperformed the Russell 2000 Growth Index (the “Index”), returning (7.27)% versus the Index return of (6.32)%.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	13

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Small Cap Growth Fund (Concluded)

V. Fund Attribution

The Fund’s underperformance was driven by poor security selection during a volatile market environment. The de-leveraging process that occurred in late 2008 and early 2009 led to heavy redemptions by hedge funds. This led to a technical mispricing of higher quality, institutional growth stocks, which dramatically underperformed due to liquidity and other non-fundamental factors. The Fund’s poor stock selection, particularly in the Consumer Discretionary sector, weighed heavily on performance in the first half of the fiscal year. Also, the Fund was overweight momentum, which detracted from performance. An overweight and emphasis on earnings momentum drove negative stock selection, but broad based, strong stock selection within the Financials, Energy, and Consumer Discretionary sectors contributed positively. Finally, the Fund’s poor stock selection in the Healthcare sector, the Pharmaceutical & Biotech industries in particular, weighed on performance in the second half of the fiscal year.

Small Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Small Cap Growth Fund, Class A	(7.27)%	(8.65)%	(1.34)%	0.17%	7.60%
Small Cap Growth Fund, Class I	(7.51)%	(8.90)%	(1.61)%	(0.12)%	7.26%

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Growth Fund, Class A and Class I, versus the Russell 2000 Growth Index

[1]

For the period ended 9/30/09. Past performance is no indication of future performance. Class I Shares performance for the period prior to 8/6/01 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 4/20/92 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

14	SEI Institutional Managed Trust / Annual Report / September 30, 2009

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Tax-Managed Small Cap Fund

I. Objective

The Tax-Managed Small Cap Fund (the “Fund”) aims to provide high long-term after-tax returns by buying and holding small-cap U.S. companies over a long period of time.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilizes the following sub-advisers as of September 30, 2009: Lee Munder Investments, Ltd., Los Angeles Capital Management and Equity Research, Inc., LSV Asset Management, Wellington Management Company, LLP, Wells Capital Management, Inc. and Parametric Portfolio Associates. Wellington Management Company, LLC was added to the Fund, and Blackrock Capital Management, Inc., Neuberger Berman Management LLC and McKinley Capital Management Inc. (“McKinley”) were terminated from the Fund during the fiscal year.

III. Market Commentary

The Fund’s fiscal year was marked by a “tale of two tapes.” For the first six months of the fiscal year leading up to the March lows, equity markets were under sharp pressure. In March, there was a sharp inflection point in the markets, as trends reversed and valuations reverted back to the mean. Following the collapse of Lehman Brothers, companies’ earnings and forward outlooks deteriorated, and economic output came to a screeching halt. Job losses accelerated throughout the first half of the fiscal period, exacerbating the loss of consumer confidence. As credit markets seized up and liquidity became scarce, and the Federal Reserve (the “Fed”) and Treasury responded by instituting programs of historic proportion in order to stave off a complete collapse of the U.S. financial system.

The Fed and Treasury provided ample liquidity by boosting the money supply and driving interest rates lower. With the creation of the Troubled Asset Relief Programs I and II, as well as the Term Asset-Backed Securities Loan Facility and Public Private Investment Program, credit markets began to thaw and credit spreads narrowed. Government policies combined with the Fed’s decision to use quantitative easing were the main catalysts to the March reversal.

Also, several of the major banks indicated that their operating revenues for the first nine months of 2009 were positive, setting a bullish tone in the Financials sector, which had sold off nearly 50% heading into early March amidst concerns of potential nationalization. Heading into the second half of this fiscal year, markets rebounded strongly as leading economic indicators pointed to “green shoots.” Economic deterioration began to decelerate; most notably, consumer sentiment rebounded, manufacturing activity strengthened and orders for durable and capital goods increased. Investors were hopeful that recovery would follow, driven by businesses re-stocking inventory in anticipation of future growth. The jobs picture also improved although it remains weak; the U.S. economy shed jobs at a much slower pace for the second half of the fiscal year than it did for the first half. Monetary policy remains aggressively positioned, and the Fed has indicated that it intends to keep rates low to fight the possibility of further asset deflation.

In the period, small-cap stocks outperformed their large-cap brethren, and growth-oriented stocks outperformed their value-oriented counterparts across all market caps, but particularly within the small-cap space. Small banks, which make up a large portion of the Index, lagged the rest of the market. In addition, resurgence in oil prices sent growth-oriented oil service stocks higher. The reversal in U.S. markets off of the March lows continued throughout the third quarter of 2009, as cyclical and higher beta stocks led the charge. The U.S. dollar weakened considerably in the second half of the year as investors increased their risk tolerance and commodity prices moved higher. The Technology sector, which was the only sector that had positive absolute performance for the fiscal year, continued to fare well as investors rewarded companies with high levels of free cash flow and solid balance sheets that have gained market share and are well-positioned to capitalize on the potential economic rebound. From a factor perspective, momentum and historical-growth factors underperformed dramatically, while small-size and traditional-value factors outperformed on a relative basis.

IV. Return vs. Benchmark

For the year ended September 30, 2009, the Tax-Managed Small Cap Fund, Class A, underperformed the Russell 2500 Index (the “Index”), returning (6.62)% versus the Index return of (5.68)%.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	15

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Tax-Managed Small Cap Fund (Concluded)

V. Fund Attribution

The Fund underperformed in this difficult market environment. The majority of underperformance occurred in the fourth quarter of 2008, a period marked by significant technical factors in the market. In particular there was significant short covering of the Russell 2000 ETF (“Exchange Traded Fund”) and Regional Bank ETF, which we believe drove a temporary decoupling of stock prices from underlying fundamentals. During this period, there was a significant imbalance between general active fund management performance and the index. Over the entire fiscal year, the Fund posted poor performance on a relative basis, principally due to negative stock selection in the Consumer Discretionary and Industrials sectors. The core quantitative managers underperformed, as it was a very challenging environment for quantitative management. The combination of very high factor volatility, a significant inflection point in March and the negative impact of deleveraging on higher-quality stocks weighed heavily on these managers. The value managers helped mitigate some of the relative underperformance, with a majority outperforming their respective index, the Russell 2500 Value Index, by a fairly wide margin. Finally, the Fund was overweight momentum during the year, which detracted from performance. In particular, the allocation to McKinley, a manager that was terminated in the third quarter of 2009, detracted from performance due to the model’s overweight and emphasis on earnings momentum, which resulted in negative stock selection.

Tax-Managed Small Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Tax-Managed Small Cap Fund, Class A	(6.62)%	(6.01)%	1.14%	2.36%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Small Cap Fund, versus the Russell 2500 Index

[1]

For the period ended 9/30/09. Past performance is no indication of future performance. Fund shares were offered beginning 10/31/00. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower

16	SEI Institutional Managed Trust / Annual Report / September 30, 2009

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Small/Mid Cap Diversified Alpha Fund

I. Objective

The Small/Mid Cap Diversified Alpha Fund (the “Fund”) seeks to provide capital appreciation by investing in the equity securities of small companies in the U.S. as well as other equity securities, derivatives and fixed-income securities, with the aim of diversifying the relative risk of the Fund and adding to the Fund’s excess returns.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilizes the following sub-advisers as of September 30, 2009: Declaration Management and Research LLC, Integrity Asset Management LLC, Los Angeles Capital Management and Equity Research, Inc., Martingale Asset Management, L.P., PanAgora Asset Management, Inc. and Wellington Management Company LLP. For the fiscal year, Smith Breeden Associates, Inc. was terminated and Declaration Management and Research LLC was added.

III. Market Commentary

The Fund’s fiscal year was marked by a “tale of two tapes.” For the first six months of the fiscal year leading up to the March lows, equity markets were under sharp pressure. In March, there was a sharp inflection point in the markets, as trends reversed and valuations reverted back to the mean. Following the collapse of Lehman Brothers, companies’ earnings and forward outlooks deteriorated, and economic output came to a screeching halt. Job losses accelerated throughout the first half of the fiscal period, exacerbating the loss of consumer confidence. As credit markets seized up and liquidity became scarce, and the Federal Reserve (the “Fed”) and Treasury responded by instituting programs of historic proportion in order to stave off a complete collapse of the U.S. financial system.

The Fed and Treasury provided ample liquidity by boosting the money supply and driving interest rates lower. With the creation of the Troubled Asset Relief Programs I and II, as well as the Term Asset-Backed Securities Loan Facility and Public Private Investment Program, credit markets began to thaw and credit spreads narrowed. Government policies combined with the Fed’s decision to use quantitative easing were the main catalysts to the March reversal. Also, several of the major banks indicated that their operating revenues for the first nine months of 2009 were positive, setting a bullish tone in the Financials sector, which had sold off nearly 50% heading into early March amidst concerns of potential nationalization. Heading into the second half of the fiscal year, markets rebounded strongly as leading economic indicators pointed to “green shoots.” Economic deterioration began to decelerate; most notably, consumer sentiment rebounded, manufacturing activity strengthened and orders for durable and capital goods increased. Investors were hopeful that recovery would follow, driven by businesses re-stocking inventory in anticipation of future growth. The jobs picture also improved although it remains weak; the U.S. economy shed jobs at a much slower pace for the second half of the fiscal year than it did for the first half. Monetary policy remains aggressively positioned, and the Fed has indicated that it intends to keep rates low to fight the possibility of further asset deflation.

During the fiscal year, small-cap stocks outperformed their large-cap brethren, and growth-oriented stocks outperformed their value-oriented counterparts across all market caps, but particularly within the small-cap space. Small banks, which make up a large portion of the Index, lagged the rest of the market. In addition, resurgence in oil prices sent growth-oriented oil service stocks higher. The reversal in U.S. markets off of the March lows continued throughout the third quarter of 2009, as cyclical and higher beta stocks led the charge. The U.S. dollar weakened considerably in the second half of the year as investors increased their risk tolerance and commodity prices moved higher. The Technology sector, which was the only sector that had positive absolute performance for the fiscal year, continued to fare well as investors rewarded companies with high levels of free cash flow and solid balance sheets that have gained market share and are well-positioned to capitalize on the potential economic rebound. From a factor perspective, momentum and historical-growth factors underperformed dramatically, while small-size and traditional-value factors outperformed on a relative basis.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	17

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Small/Mid Cap Diversified Alpha Fund (Concluded)

IV. Return vs. Benchmark

For the year ended September 30, 2009, the Small/Mid Cap Diversified Alpha Fund, Class A, underperformed the Russell 2500 Index (the “Index”), returning (15.05)% versus the Index return of (5.68)%.

V. Fund Attribution

The Fund underperformed in this fiscal year, primarily due to its allocation to the portable-alpha strategy, which significantly underperformed as credit spreads widened to historic levels. The portable-alpha component of the Fund detracted from performance, particularly in the first half of the fiscal year, due to significant underperformance in the spread (securitized) sectors of the fixed-income market. The portable alpha component had large overweights to mortgage-backed and asset-backed securities, which lost value as bids for securitized markets all but evaporated and formalized pricing mechanisms disappeared. Also, the Fund’s quantitative managers struggled in an environment marked by volatile factor performance. Their quality and momentum exposures drove poor security selection. An underweight to Consumer Discretionary weighed on the Fund’s performance, as many of these names benefited from a low-quality rally in the second half of the fiscal year. Also, the Fund’s poor stock selection in the Energy sector negatively impacted performance as this sector continued to rebound sharply. Oil prices rallied close to 41% on hopes of an economic recovery by year end, and the U.S. dollar has weakened since April 2009. Quantitative models with quality and momentum exposure drove negative stock selection throughout the period. Finally, on the positive side, the Fund’s exposure to growth helped mitigate some of the downside, benefiting from strong stock selection in the Financials, Energy and Consumer Discretionary sectors.

Small/Mid Cap Diversified Alpha Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
Small/Mid Cap Diversified Alpha Fund, Class A	(15.05)%	(15.54)%
Small/Mid Cap Diversified Alpha Fund, Class I	(15.40)%	(15.76)%

Comparison of Change in the Value of a $100,000 Investment in the Small/Mid Cap Diversified Alpha Fund, Class A and Class I, versus the Russell 2500 Index

[1]

For the period ended 9/30/09. Past performance is no indication of future performance. Class I Shares performance for the period prior to 10/01/07 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I Shares. Class A Shares were offered beginning 12/20/06 and Class I Shares were offered beginning 10/01/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

18	SEI Institutional Managed Trust / Annual Report / September 30, 2009

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Mid-Cap Fund

I. Objective:

The Mid-Cap Fund (the “Fund”) seeks to provide long-term capital appreciation by investing primarily in the equity securities of medium-sized companies in the U.S.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilizes the following sub-advisers as of September 30, 2009: Martingale Asset Management, L.P. and Quantitative Management Associates, LLC. No manager changes were made during the period.

III. Market Commentary

The Fund’s fiscal year was marked by a “tale of two tapes.” For the first six months of the fiscal year leading up to the March lows, equity markets were under sharp pressure. In March, there was a sharp inflection point in the markets, as trends reversed and valuations reverted back to the mean. Following the collapse of Lehman Brothers, companies’ earnings and forward outlooks deteriorated, and economic output came to a screeching halt. Job losses accelerated throughout the first half of the fiscal period, exacerbating the loss of consumer confidence. As credit markets seized up and liquidity became scarce, and the Federal Reserve (the “Fed”) and Treasury responded by instituting programs of historic proportion in order to stave off a complete collapse of the U.S. financial system.

The Fed and Treasury provided ample liquidity by boosting the money supply and driving interest rates lower. With the creation of the Troubled Asset Relief Programs I and II, as well as the Term Asset-Backed Securities Loan Facility and Public Private Investment Program, credit markets began to thaw and credit spreads narrowed. Government policies combined with the Fed’s decision to use quantitative easing were the main catalysts to the March reversal. Also, several of the major banks indicated that their operating revenues for the first nine months of 2009 were positive, setting a bullish tone in the Financials sector, which had sold off nearly 50% heading into early March amidst concerns of potential nationalization. Heading into the second half of this fiscal year, markets rebounded strongly as leading economic indicators pointed to “green shoots.” Economic deterioration began to decelerate; most notably, consumer sentiment rebounded, manufacturing activity strengthened and orders for durable and capital goods increased. Investors were hopeful that recovery would follow, driven by businesses re-stocking inventory in anticipation of future growth. The jobs picture also improved although it remains weak; the U.S. economy shed jobs at a much slower pace for the second half of the fiscal year than it did for the first half. Monetary policy remains aggressively positioned, and the Fed has indicated that it intends to keep rates low to fight the possibility of further asset deflation.

In the period, small-cap stocks outperformed their large-cap brethren, and growth-oriented stocks outperformed their value-oriented counterparts across all market caps, but particularly within the small-cap space. Small banks, which make up a large portion of the Index, lagged the rest of the market. In addition, resurgence in oil prices sent growth-oriented oil service stocks higher. The reversal in U.S. markets off of the March lows continued throughout the third quarter of 2009, as cyclical and higher beta stocks led the charge. The U.S. dollar weakened considerably in the second half of the year as investors increased their risk tolerance and commodity prices moved higher. The Technology sector, which was the only sector that had positive absolute performance for the fiscal year, continued to fare well as investors rewarded companies with high levels of free cash flow and solid balance sheets that have gained market share and are well-positioned to capitalize on the potential economic rebound. From a factor perspective, momentum and historical-growth factors underperformed dramatically, while small-size and traditional-value factors outperformed on a relative basis.

IV. Return vs. Benchmark

For the year ended September 30, 2009, the Mid-Cap Fund, Class A, underperformed the Russell Mid-Cap Index (the “Index”), returning (5.34)% versus the Index return of (3.55)%.

V. Fund Attribution

The Fund’s underperformance was driven by poor security selection during a volatile market environment. In particular, volatile factor performance weighed on both quantitative managers. Their exposure

SEI Institutional Managed Trust / Annual Report / September 30, 2009	19

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Mid-Cap Fund (Concluded)

to quality and momentum resulted in poor stock selection in the Consumer Discretionary, Information Technology and Industrials sectors. Particularly within the Consumer Discretionary sector, the Fund’s underweight detracted from performance, as several retail stocks rallied sharply in the second half of the period. Also, the Fund’s positioning in transports detracted from performance, as this industry also rallied sharply on the back of improving economic indicators.

Mid-Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Mid-Cap Fund, Class A	(5.34)%	(6.05)%	2.89%	6.03%	8.56%
Mid-Cap Fund, Class I	(5.47)%	(6.27)%	2.63%	5.74%	8.25%

Comparison of Change in the Value of a $100,000 Investment in the Mid-Cap Fund, Class A and Class I, versus the Russell Mid-Cap Index

[1]

For the period ended 9/30/09. Past performance is no indication of future performance. Class I Shares performance for the period prior to 10/01/07 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I Shares. Class A Shares were offered beginning 2/16/93 and Class I Shares were offered beginning 10/01/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

20	SEI Institutional Managed Trust / Annual Report / September 30, 2009

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

U.S. Managed Volatility Fund

I. Objective

The U.S. Managed Volatility Fund (the “Fund”) aims to provide capital appreciation with less volatility (measured by standard deviation) than the broad U.S. equity markets, as measured by the S&P 500 Index (the “Index”).

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilizes the following sub-advisers as of September 30, 2009: Analytic Investors, LLC and Aronson+Johnson+Ortiz, LP. During the year ended September 30, 2009, no manager changes were made.

III. Market Commentary

For the first six months of the fiscal year leading up to the March lows, equity markets were under sharp pressure. In March, there was a sharp inflection point in the markets, as trends reversed and valuations reverted back to the mean. Following the collapse of Lehman Brothers, companies’ earnings and forward outlooks deteriorated, and economic output came to a screeching halt. Job losses accelerated throughout the first half of the fiscal period, exacerbating the loss of consumer confidence. As credit markets seized up and liquidity became scarce, and the Federal Reserve (the “Fed”) and Treasury responded by instituting programs of historic proportion in order to stave off a complete collapse of the U.S. financial system.

The Fed and Treasury provided ample liquidity by boosting the money supply and driving interest rates lower. With the creation of the Troubled Asset Relief Programs I and II, as well as the Term Asset-Backed Securities Loan Facility and Public Private Investment Program, credit markets began to thaw and credit spreads narrowed. Government policies combined with the Fed’s decision to use quantitative easing were the main catalysts to the March reversal. Also, several of the major banks indicated that their operating revenues for the first nine months of 2009 were positive, setting a bullish tone in the Financials sector, which had sold off nearly 50% heading into early March amidst concerns of potential nationalization.

Heading into the second half of the fiscal year, markets rebounded strongly as leading economic indicators pointed to “green shoots.” Economic deterioration began to decelerate; most notably, consumer sentiment rebounded, manufacturing activity strengthened and orders for durable and capital goods increased. Investors were hopeful that recovery would follow, driven by businesses re-stocking inventory in anticipation of future growth. The jobs picture also improved although it remains weak; the U.S. economy shed jobs at a much slower pace for the second half of the fiscal year than it did for the first half. Monetary policy remains aggressively positioned, and the Fed has indicated that it intends to keep rates low to fight the possibility of further asset deflation.

During the fiscal year, small-cap stocks outperformed their large-cap brethren, and growth-oriented stocks outperformed their value-oriented counterparts across all market caps. The reversal in U.S. markets off of the March lows continued throughout the third quarter of 2009, as cyclical and higher beta stocks led the charge. The U.S. dollar weakened considerably in the second half of the year as investors increased their risk tolerance and commodity prices moved higher. The Technology sector, which was the only sector that had positive absolute performance for the fiscal year, continued to fare well as investors rewarded companies with high levels of free cash flow and solid balance sheets that have gained market share and are well-positioned to capitalize on the potential economic rebound. From a factor perspective, momentum and historical-growth factors underperformed dramatically, while small-size and traditional-value factors outperformed on a relative basis.

IV. Return vs. Benchmark

For the year ended September 30, 2009, the U.S. Managed Volatility Fund, Class A, underperformed the Index, returning (12.88)% versus the Index return of (6.91)%.

V. Fund Attribution

Given the Fund is not managed against a specific index; we would expect it to vary significantly from the broad market performance on a shorter-term basis. In particular, the Fund generally favors defensive stocks such as Utilities and Consumer Staples, and largely avoids stocks with high beta, such as Information Technology. We would

SEI Institutional Managed Trust / Annual Report / September 30, 2009	21

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

U.S. Managed Volatility Fund (Concluded)

expect the Fund to have a difficult time keeping up when markets are rallying sharply, but we also expect it to provide some downside protection in bear markets. The Fund underperformed over the fiscal year due to the sharp low-quality rally since the lows in March, which has led to the highest-beta sectors dramatically outperforming. The resulting flight-from-quality has negatively impacted performance, as markets have rallied more than 50% off the lows. For the fiscal year, an underweight to the low-quality stocks in the Financials sector (which disproportionately outperformed in the rally since March), underweights to Information Technology and Consumer Discretionary stocks, as well as an overweight to Consumer Staples weighed on the Fund’s relative performance.

U.S. Managed Volatility Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
U.S. Managed Volatility Fund, Class A	(12.88)%	(3.95)%	1.89%
U.S. Managed Volatility Fund, Class I	(13.17)%	(4.28)%	1.51%

Comparison of Change in the Value of a $150,000 Investment in the U.S. Managed Volatility Fund, Class A and Class I, versus the S&P 500 Index

[1]

For the period ended 9/30/09. Past performance is no indication of future performance. Class I Shares performance for the period prior to 6/29/07 is performance derived from the performance of the Class A Shares. The performance of the Class I Shares may be lower then the performance of the Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 10/28/04 and Class I Shares were offered beginning 6/29/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

22	SEI Institutional Managed Trust / Annual Report / September 30, 2009

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Global Managed Volatility Fund

I. Objective

The Global Managed Volatility Fund (the “Fund”) aims to provide capital appreciation while having lower volatility than the broad global equity markets.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilizes the following sub-advisers as of September 30, 2009: Acadian Asset Management, LLC and Analytic Investors, LLC. No manager changes were made during the fiscal year.

III. Market Commentary

The global economic crisis continued to work its way through major economies such as the U.S., U.K., Europe and Japan in the latter half of 2008 and the beginning of 2009. Equity markets were characterized by steep declines, sharp reversals and increased volatility. This was especially apparent in the Financials, Energy and Materials sectors. In early March 2009, global markets began a powerful rally. Strong fiscal and monetary stimulus plans from governments around the world seemed to positively impact the fight against recession. In general, equity markets delivered sizable gains by the end of September; however, continued high unemployment, further potential bank losses and mixed economic results have remained risks to a rapid recovery.

Asia Pacific ex-Japan was the strongest performing region during the year, as it benefited from global credit markets, increasing commodity prices and stronger economic conditions relative to its peers. Japan and Europe lagged with mixed economic data for the fiscal year. The fourth quarter of 2008 and early 2009 were characterized by extreme risk aversion and a preference for more defensive sectors. In contrast, cyclical sectors such as Financials and Materials led the market rally in the second and third quarters of 2009.

IV. Return vs. Benchmark

For the year ended September 30, 2009, the Global Managed Volatility Fund, Class A, underperformed the MSCI World Index (the “Index”), returning (13.78)% versus the Index return of (2.29)%.

V. Fund Attribution

The Fund’s annualized standard deviation (the higher the standard deviation, the more volatile the returns) over the year was 21%, which compared favorably to MSCI World Index’s 35% annualized standard deviation for the same period, in accordance with the Fund’s design. The Fund’s lower volatility helped to limit its losses compared to the broader global equity markets throughout the credit crisis. Nevertheless, it means that the Fund will lag the Index in strongly rising global equity markets, as was the case during the latter part of the year.

The Fund’s built-in preference for stocks with a low beta hampered returns as the strongly rallying markets favored higher-beta stocks. A defensive sector positioning, including overweight’s to Consumer Staples, Health Care, Utilities and Telecommunications helped during the credit crisis, declining by less than the overall market and providing downside protection. However, this positioning hurt the Fund during the latter part of the year, as these areas lagged amid solidifying recovery hopes. Underweight stances in Financials, Information Technology and Materials similarly weighed on relative performance.

By design, the Fund has a large allocation to defensive sectors with low volatility, as mentioned above, while largely avoiding volatile Information Technology, Energy, Financials and Materials stocks. More importantly, within sectors, the managers emphasize stocks with lower beta and lower stock-specific volatility.

Although value factors are exploited by the managers’ models, the current high volatility of cheap Financials stocks makes them unattractive. As a result of this tendency to shy away from Financials, the Fund remains underweight to value stocks overall. Nonetheless, over the quarter, Fund managers have somewhat increased their exposure to cyclical and value stocks. This suggests that some of the stocks that were previously considered too volatile, or risky, are now becoming attractive for the Global Managed Volatility mandate. Nevertheless, both managers remain strongly defensively positioned.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	23

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Global Managed Volatility Fund (Concluded)

Global Managed Volatility Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Global Managed Volatility Fund, Class A	(13.78)%	(7.52)%	(6.05)%
Global Managed Volatility Fund, Class I	(13.97)%	(7.86)%	(6.40)%

Comparison of Change in the Value of a $100,000 Investment in the Global Managed Volatility Fund, Class A and Class I, versus the Morgan Stanley MSCI World Index

[1]

For the period ended 9/30/09. Past performance is no indication of future performance. Class I Shares performance for the period prior to 6/29/07 is performance derived from the performance of the Class A Shares. The performance of the Class I Shares may be lower then the performance of the Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 7/27/06 and Class I Shares were offered beginning 6/29/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

24	SEI Institutional Managed Trust / Annual Report / September 30, 2009

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Tax-Managed Managed Volatility Fund

I. Objective

The Tax-Managed Managed Volatility Fund (the “Fund”) aims to maximize after-tax returns, but with less volatility (measured by standard deviation) than the broad U.S. equity markets, as measured by the Russell 3000 Index.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilizes the following sub-advisers as of September 30, 2009: Analytic Investors, LLC, Aronson+Johnson+Ortiz, LP and Parametric Portfolio Associates. During the one-year period ending September 30, 2009, no manager changes were made.

III. Market Commentary

For the first six months of the fiscal year leading up to the March lows, equity markets were under sharp pressure. In March, there was a sharp inflection point in the markets, as trends reversed and valuations reverted back to the mean. Following the collapse of Lehman Brothers, companies’ earnings and forward outlooks deteriorated, and economic output came to a screeching halt. Job losses accelerated throughout the first half of the fiscal period, exacerbating the loss of consumer confidence. As credit markets seized up and liquidity became scarce, and the Federal Reserve (the “Fed”) and Treasury responded by instituting programs of historic proportion in order to stave off a complete collapse of the U.S. financial system.

The Fed and Treasury provided ample liquidity by boosting the money supply and driving interest rates lower. With the creation of the Troubled Asset Relief Programs I and II, as well as the Term Asset-Backed Securities Loan Facility and Public Private Investment Program, credit markets began to thaw and credit spreads narrowed. Government policies combined with the Fed’s decision to use quantitative easing were the main catalysts to the March reversal. Also, several of the major banks indicated that their operating revenues for the first nine months of 2009 were positive, setting a bullish tone in the Financials sector, which had sold off nearly 50% heading into early March amidst concerns of potential nationalization.

Heading into the second half of the fiscal year, markets rebounded strongly as leading economic indicators pointed to “green shoots.” Economic deterioration began to decelerate; most notably, consumer sentiment rebounded, manufacturing activity strengthened and orders for durable and capital goods increased. Investors were hopeful that recovery would follow, driven by businesses re-stocking inventory in anticipation of future growth. The jobs picture also improved although it remains weak; the U.S. economy shed jobs at a much slower pace for the second half of the fiscal year than it did for the first half. Monetary policy remains aggressively positioned, and the Fed has indicated that it intends to keep rates low to fight the possibility of further asset deflation.

During the fiscal year, small-cap stocks outperformed their large-cap brethren, and growth-oriented stocks outperformed their value-oriented counterparts across all market caps. The reversal in U.S. markets off of the March lows continued throughout the third quarter of 2009, as cyclical and higher beta stocks led the charge. The U.S. dollar weakened considerably in the second half of the year as investors increased their risk tolerance and commodity prices moved higher. The Technology sector, which was the only sector that had positive absolute performance for the fiscal year, continued to fare well as investors rewarded companies with high levels of free cash flow and solid balance sheets that have gained market share and are well-positioned to capitalize on the potential economic rebound. From a factor perspective, momentum and historical-growth factors underperformed dramatically, while small-size and traditional-value factors outperformed on a relative basis.

IV. Return vs. Benchmark

For the year ended September 30, 2009, the Tax-Managed Managed Volatility Fund, Class A, underperformed the Russell 3000 Index, returning (8.28)% versus the index return of (6.42)%.

V. Fund Attribution

Given the Fund is not managed against a specific index; we would expect it to vary significantly from the broad market performance on a shorter-term basis. In particular, the Fund generally favors defensive stocks such as Utilities and Consumer Staples, and largely avoids stocks with high beta, such as Information Technology. We would

SEI Institutional Managed Trust / Annual Report / September 30, 2009	25

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Tax-Managed Managed Volatility Fund (Concluded)

expect the Fund to have a difficult time keeping up when markets are rallying sharply, but we also expect it to provide some downside protection in bear markets. The Fund underperformed over the fiscal year due to the sharp low-quality rally since the March lows, where the highest-beta sectors dramatically outperformed. The resulting flight-from-quality has negatively impacted performance, as markets have rallied more than 50% off their lows. For the fiscal year, an underweight to low-quality stocks in the Financials sector (which disproportionately outperformed in the rally since March), underweights to Information Technology and Consumer Discretionary stocks, as well as an overweight to Consumer Staples weighed on the Fund’s relative performance. The Fund’s lower turnover rates due to its tax-management overlay process helped mitigate some of the downside in a period marked by high inter-stock volatility and wide sector dispersion.

Tax-Managed Managed Volatility Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
Tax-Managed Managed Volatility Fund	(8.28)%	(9.79)%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Managed Volatility Fund, versus the Russell 3000 Index

[1]

For the period ended 9/30/09. Past performance is no indication of future performance. Fund shares were offered beginning 12/20/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

26	SEI Institutional Managed Trust / Annual Report / September 30, 2009

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Real Estate Fund

I. Objective

The SIMT Real Estate Fund (“the Fund”) seeks to provide current income and capital appreciation by investment in the equity securities of real estate companies.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilizes the following sub-advisers as of September 30, 2009: Security Capital Research & Management, Inc. and Wellington Management Company, LLP. No manager changes were made during the period.

III. Market Commentary

The Fund’s fiscal year was marked by a “tale of two tapes.” For the first six months of the fiscal year leading up to the March lows, real estate markets were under pressure. In March, there was a sharp inflection point in the markets, as trends reversed and valuations reverted back to the mean. Following the collapse of Lehman Brothers, investors worried about evaporating credit. Job losses accelerated throughout the first half of the fiscal period, exacerbating the loss of consumer and business confidence and resulting in massive cost-cutting efforts. As credit markets seized up and liquidity became scarce, and the Federal Reserve (the “Fed”) and Treasury responded by instituting programs of historic proportion in order to stave off a collapse of the U.S. financial system.

The Fed and Treasury provided ample liquidity by boosting the money supply and driving interest rates lower. With the creation of the Troubled Asset Relief Programs I and II, as well as the Term Asset-Backed Securities Loan Facility and Public Private Investment Program, credit markets began to thaw and credit spreads narrowed. Government policies such as the adoption of the American Recovery & Reinvestment Act combined with the Fed’s decision quantitative easing were the main catalysts to the March reversal. Also, several of the major banks indicated that their operating revenues for the first nine months of 2009 were positive, setting a bullish tone in the Financials sector, which had sold off nearly 50% heading into early March amidst concerns of potential nationalization. Real Estate

Investment Trust (“REIT”) markets moved higher as credit conditions eased and banks worked out loans to avoid REIT bankruptcies, which was a positive occurrence for both industries. The labor market also improved but remained weak; the U.S. economy shed jobs at a much slower pace for the second half of the fiscal year than it did for the first half. Monetary policy remains aggressively positioned, and the Fed has indicated that it intends to keep rates low to fight the possibility of further asset deflation.

All nine REIT industries finished with negative absolute performance for the period. There was wide sector bifurcation, with industrial, strip center and regional mall industries lagging most. Since the market’s inflection point, low-quality assets have rallied the most making it a difficult market environment for active management to outperform. The breadth of investment expanded as the rally gained momentum. Many institutional and retail investors appear to be underinvested in REITs, which we believe is an advantage for the sector over the long term.

IV. Return vs. Benchmark

For the year ended September 30, 2009, the Real Estate Fund, Class A, outperformed the Wilshire U.S. Real Estate Securities Index (the “Index”), returning (28.69)% versus the Index return of (29.46)%.

V. Fund Attribution

The Fund outperformed its Index due to strong security selection in residential REITs, particularly apartments. Also, the Fund’s overweight and superior stock selection within the hotels industry benefited performance. However, by the end of the period, Fund managers trimmed this position to be flat relative to the Index due to valuation concerns. This industry posted the strongest performance in the period, driven by an increase in consumer sentiment and diminishing economic fears. The Fund benefited from strong security selection in the hotels and strip center industries. Superior security selection in the regional malls and apartments industries also contributed to Fund returns. However, exposure to off-benchmark names detracted from relative performance. In addition, poor security selection occurred during the crescendo of the REIT sell-off, which led to an increase in the quality bias. A focus on high-quality securities with strong balance sheets has struggled since the market inflection point, as low-quality assets have significantly outperformed.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	27

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Real Estate Fund (Concluded)

Real Estate Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Real Estate Fund, Class A	(28.69)%	(14.58)%	1.11%	4.24%
Real Estate Fund, Class I	(28.83)%	(14.78)%	0.87%	3.99%

Comparison of Change in the Value of a $100,000 Investment in the Real Estate Fund, Class A and Class I, versus the Wilshire U.S. Real Estate Securities Index

[1]

For the period ended 9/30/09. Past performance is no indication of future performance. Class I Shares performance for the period prior to 10/01/07 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I Shares. Class A Shares were offered beginning 11/13/03 and Class I Shares were offered beginning 10/01/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

28	SEI Institutional Managed Trust / Annual Report / September 30, 2009

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Enhanced Income Fund

I. Objective

Using multiple sub-advisers, the Enhanced Income Fund (the “Fund”) seeks to provide an enhanced return above 3-month LIBOR (London InterBank Offering Rate).

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with different investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilizes the following sub-advisers as of September 30, 2009: Ares Management LLC, Declaration Management & Research LLC, UBS Global Asset Management (Americas) Inc. and Wellington Management Company, LLP. For the year ended September 30, 2009, Ares Management was added to the Fund; Highland Capital Management, L.P. and Record Currency Management Limited were terminated.

III. Market Commentary

For the twelve months ending September 30, 2009, the U.S. fixed-income market continued to experience high volatility. The flight-to-quality that began in the second half of 2007 intensified in the fourth quarter of 2008 following the bankruptcy of Lehman Brothers. In early 2009, the market began to show signs of stability, as a series of government programs served to restore market liquidity and inspire investor confidence. Specifically, the Federal Reserve’s acquisition of agency mortgage-backed securities (a $1.25 trillion program) and Treasury securities (a $300 billion program), the Term Asset-Backed Securities Loan Facility and the Public-Private Investment Program all served to provide liquidity to the financial system and capital to the most stressed sectors of the market. Coming into 2009, thanks to the accommodative government efforts, the pace of economic contraction slowed, and credit market started to recover. Liquidity conditions and market sentiment dramatically improved, which was evidenced by strong corporate bond issuance, a significant tightening of yield spreads in residential mortgage-backed securities, consumer asset-backed securities and commercial mortgage-backed securities, a retreat of inter-bank lending rates, and a rising equity market. Encouraged by these developments, investors increased risk appetite and moved away from Treasury securities, driving a sharp credit rally across all fixed-income spread sectors. The improved sentiment in the capital markets was accompanied by a notable increase in longer-term Treasury yields in 2009, as the ten-year Treasury exceeded 3.3% and thirty-year Treasury moved above 4.0%. The rise in yields was also driven by unprecedented increases in Treasury issuance.

IV. Return vs. Benchmark

For the year ended September 30, 2009, the Enhanced Income Fund, Class A, underperformed the 3-month LIBOR Index (the “Index”), returning (9.56)% versus the index return of 1.14%.

V. Fund Attribution

During the period, the enhanced-cash, bank-loan and currency strategies all detracted from performance. Due to the strong flight-to-safety in the fourth quarter of 2008, the portfolio’s large allocation to the non-Treasury sectors underperformed, which included the Fund’s allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities and senior bank loans. Heavy exposure to non-agency mortgage-backed securities was the largest detractor. Although these securities experienced significant price volatility in 2008, most of the securities in the Fund were well-seasoned, short average-life securities at the top of the capital structure, which provided excellent default and loss protection. The Fund’s roughly 30% allocation to senior bank loans was the other major detractor from performance in 2008. Valuations in these below–investment-grade instruments fell dramatically during the period, despite their seniority in the capital structure, reflecting increased concerns about economic strength and corporate profitability. In 2009, the bank-loan sector rallied considerably as stronger demand overwhelmed the dearth of supply. The bank-loan market still appears attractive versus historical valuations as the average par value-weighted loan price remains below the prior cycle’s low price.

Finally, the Fund’s currency strategy hurt performance during the period due to the increase in volatility and underperformance of higher-yielding currencies. The recovery of the non-Treasury sectors in 2009 has not yet been sufficient to recover lost performance from the extreme market conditions that followed the Lehman bankruptcy, but we believe the portfolio remains positioned to benefit from further improvements.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	29

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Enhanced Income Fund (Concluded)

Enhanced Income Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Enhanced Income Fund, Class A	(9.56)%	(6.57)%	(5.90)%
Enhanced Income Fund, Class I	(9.79)%	(6.93)%	(6.27)%

Comparison of Change in the Value of a $100,000 Investment in the Enhanced Income Fund, Class A and Class I, versus the 3-Month LIBOR Index

[1]

For the period ended 9/30/09. Past performance is no indication of future performance. Class I Shares performance for the period prior to 6/29/07 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 7/27/06 and Class I Shares were offered beginning 6/29/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

30	SEI Institutional Managed Trust / Annual Report / September 30, 2009

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Core Fixed Income Fund

I. Objective

The Core Fixed Income Fund (the “Fund”) seeks to provide current income consistent with the preservation of capital.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with different investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilizes the following sub-advisers as of September 30, 2009: Metropolitan West Asset Management LLC, Wells Capital Management, Inc., Western Asset Management Company and Western Asset Management Company Limited. For the year ended September 30, 2009, J.P. Morgan Investment Management, Inc. and Smith Breeden Associates, Inc. were terminated.

III. Market Commentary

For the twelve months ending September 30, 2009, the U.S. fixed-income market continued to experience high volatility. The flight-to-quality that began in the second half of 2007 intensified in the fourth quarter of 2008 following the bankruptcy of Lehman Brothers. In early 2009, the market began to show signs of stability, as a series of government programs served to restore market liquidity and inspire investor confidence. Specifically, the Federal Reserve’s (the “Fed”) acquisition of agency mortgage-backed securities (a $1.25 trillion program) and Treasury securities (a $300 billion program), the Term Asset-Backed Securities Loan Facility (“TALF”) and the Public-Private Investment Program (“PPIP”) all served to provide liquidity to the financial system and capital to the most stressed sectors of the market. Coming into 2009, thanks to the accommodative government efforts, the pace of economic contraction slowed, and credit market started to recover. Liquidity conditions and market sentiment dramatically improved, which was evidenced by strong corporate bond issuance, a significant tightening of yield spreads in residential mortgage-backed securities, consumer asset-backed securities and commercial mortgage-backed securities, a retreat of inter-bank lending rates, and a rising equity market. Encouraged by these developments, investors increased risk appetite and moved away from Treasury securities, driving a sharp credit rally across all fixed-income spread sectors. The improved sentiment in the capital markets was accompanied by a notable increase in longer-term Treasury yields in 2009, as the ten-year Treasury exceeded 3.3% and thirty-year Treasury moved above 4.0%. The rise in yields was also driven by unprecedented increases in Treasury issuance.

IV. Return vs. Benchmark

For the year ended September 30, 2009, the Core Fixed Income Fund, Class A, outperformed the Barclays Capital U.S. Aggregate Bond Index (the “Index”), returning 12.55% versus the Index return of 10.56%.

V. Fund Attribution

Due to the strong flight-to-safety in the fourth quarter of 2008, the Fund’s large allocation to the non-Treasury sectors underperformed, which included the Fund’s allocations to non-agency mortgage-backed securities (“MBS”), commercial mortgage-backed securities (“CMBS”) and corporate bonds, as well allocations to high yield and bank loans. As market conditions began to improve in 2009, the Fund’s relative and absolute return improved significantly and recovered what was lost in the fourth quarter of 2008. The Fund’s overweight to credit-card and auto asset backed securities (“ABS”) contributed to performance, as did the overweight to agency MBS. The consumer ABS performance was supported by the launch of the TALF program, and the agency MBS sector was supported by the Fed’s purchase program, which was launched in January. The overweight to CMBS helped, as these securities performed well in 2009. Better-than-expected economic data and an improved tone in the equity and credit markets lent support to the sector. Upcoming government support in the form of TALF and PPIP helped dwarf news surrounding deteriorating loan fundamentals and a weak commercial real estate market. The Fund’s overweight allocations to credit, primarily in Financials and BBB-rated corporate bonds added to return. Banks and brokers benefited as confidence and transparency increased in the financial system, with the overall credit sector benefiting from robust demand and better-than-expected earnings. Non-agency MBS improved throughout in the latter half of the fiscal year with the anticipation surrounding the eventual deployment of PPIP funds; however, these securities have not recovered what was

SEI Institutional Managed Trust / Annual Report / September 30, 2009	31

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

Core Fixed Income Fund (Concluded)

lost earlier in the year. Allocations to high yield and bank loans helped the Fund in 2009, as these sectors rallied considerably due to attractive valuations and strong demand. The Fund’s curve-steepening posture throughout the fiscal year was also a positive.

Core Fixed Income Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Core Fixed Income Fund, Class A	12.55%	4.24%	3.83%	5.57%	6.64%
Core Fixed Income Fund, Class I	12.32%	3.96%	3.56%	5.26%	6.20%

Comparison of Change in the Value of a $100,000 Investment in the Core Fixed Income Fund, Class A and Class I, versus the Barclays Capital U.S. Aggregate Bond Index

[1]

For the period ended 9/30/09. Past performance is no indication of future performance. Class I Shares performance for the period prior to 8/6/01 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 5/1/87 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

32	SEI Institutional Managed Trust / Annual Report / September 30, 2009

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

High Yield Bond Fund

I. Objective

The High Yield Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of non-investment grade rated debt instruments issued by corporations primarily located in the United States. The strategy seeks to achieve a high level of total return through sector rotation and security selection.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corp. The Fund utilizes the following sub-advisers as of September 30, 2009: Ares Management LLC, Brigade Capital Management, LLC, Delaware Management Company, Guggenheim Partners LLC, and J.P. Morgan Investment Management, Inc. During the year ended September 30, 2009, the Fund terminated Nomura Corporate Research & Asset Management, Inc. and added Brigade Capital Management, LLC and Guggenheim Partners, LLC.

III. Market Commentary

Barring a setback in the final quarter of 2009, the high-yield market will set a new record calendar-year performance, as the index has gained 49.11% year to date through September 30, 2009. For the fiscal period, credit-quality spreads tightened 280 basis points to finish the period at 795 basis points, down significantly from the peak of 2,168 basis points reached in December 2008. The Moody’s global issuer default rate increased substantially from 2.75% to 12.04% over the year, its highest level since August 1991 (12.15%). While the near-term outlook for defaults is grim, Moody’s anticipates that the rate will plunge to 4.50% a year from now as improvements in the economic situation, stabilization in financial markets and the increasing ability of borrowers to access capital markets for liquidity should create a healthier market environment. Issuance in the primary market was healthy over the period, with $121.8 billion coming to market, but this was largely due to a surge in activity over the last two quarters, which totaled $107.6 billion. Technical conditions were positive, as high-yield mutual funds saw $28.1 billion of inflows during the period. Strong demand for the asset class and a resurgent new-issue market helped propel a 64.17% rally beginning from the index low on December 12, 2008 and continuing through September 30, 2009. For the fiscal year, an increase in investor risk appetites and improved market liquidity has led to strong returns across all quality segments, with CCC-rated securities leading the way with a return of 31.04%, followed by BB-rated securities returning 20.87% and B-rated securities returning 13.15%.

The best-performing sector on a contribution to return basis was the Auto Loan sector, including Ford Motor Credit (“FMC”) and General Motors Acceptance Corporation (“GMAC”) prior to becoming a bank holding company. In December 2008, the government provided a multitude of positive actions in order to support these companies. The second-best-performing sector on a contribution-to-return basis was the Banking sector, which has sharply grown in size in 2009. GMAC was included after the Federal Reserve (the “Fed”) approved its bank holding company application, and other fallen angels were recently added as part of the index’s month-end rebalance. Other notable additions have been debt and/or hybrid securities from Bank of America, Citigroup, CIT Group, the Royal Bank of Scotland and Lloyds Bank. This sector has outperformed over the last six months, as the global Financials sector has stabilized and the economic situation has improved.

The Printing & Publishing and Forestry/Paper sectors were the worst-performing sectors in high yield on a contribution-to-return basis, as both experienced a large share of defaults, including R.H. Donnelley, Idearc, Tribune, Smurfit-Stone and Bowater. These sectors have been hurt by deteriorating demand for paper, a sluggish housing market, lower advertising revenues and high costs. Another poor performer was the Automotive sector due to General Motors’ (“GM”) struggles, which included years of losses and market share declines that ultimately resulted in the company filing for bankruptcy protection.

IV. Return vs. Benchmark

For the year ended September 30, 2009, the High Yield Bond Fund, Class A, underperformed the Merrill Lynch U.S. High Yield Master II Constrained Index (the “Index”), returning 11.88% versus the Index return of 22.73%.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	33

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2009

High Yield Bond Fund (Concluded)

V. Fund Attribution

The major detractors during the period were the Fund’s allocation to Structured Credit instruments (collateralized loan obligations (“CLO”)) and underweights to both the Auto Loan and Banking sectors. CLO’s experienced severe price deterioration during the fiscal period but have recovered during the last six months. Higher default rates and rapidly increasing exposure to CCC/Caa-rated assets within the collateral pools were the two main drivers of underperformance. Credit-rating agencies’ decisions to place the ratings of a large subset of CLO debt tranches on negative outlook/watch was a significant hurdle, and continued investor aversion to what are perceived to be complex financial instruments exacerbated the situation. Within the Auto Loan sector, positive developments for GMAC and FMC began in the second half of December 2008 and carried over into 2009. In December 2008, the government decided to lend money to GM, and the Fed approved GMAC’s application to become a bank holding company. The Treasury followed up with a $5 billion preferred investment in GMAC. Furthermore, the government announced that as part of the Chrysler reorganization, GMAC assumed the functions of Chrysler’s auto loan arm. GMAC received a fresh $7.5 billion in cash to facilitate its continued lending to car buyers and dealers of bankrupt Chrysler LLC as well as to those of GM. The combination of all of these government actions taken to support the industry led to outperformance for both Auto Loan companies. Additionally, Ford completed a large debt restructuring that reduced its debt by 38%, or $9.9 billion. In July 2009, the Cash for Clunkers program helped Ford report its first year-on-year sales gain since the Fall of 2007. The Banking sector continues to benefit from many of the factors that have lifted the high-yield market as a whole: improved liquidity, a more favorable economic outlook and declining default risk.

The major contributors to Fund performance during the period were positive security selection in GM and cable company Charter Communications, and an underweight to the Forestry/Paper sector. Both GM and Charter struggled throughout the year and ultimately filed for bankruptcy. The restructuring plans of both companies had adverse effects on security prices within each firm’s capital structure, but the Fund benefited from the positive security selection decisions that were made. Lastly, the Fund’s underweight and positive security selection within the Forestry/Paper sector lifted relative performance since this space suffered from weak fundamental conditions, as evidenced by the number of companies that defaulted.

High Yield Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
High Yield Bond Fund, Class A	11.88%	1.63%	3.59%	4.75%	6.48%
High Yield Bond Fund, Class I	11.65%	1.49%	3.49%	4.63%	6.36%

Comparison of Change in the Value of a $100,000 Investment in the High Yield Bond Fund, Class A and Class I, versus the Merrill Lynch U.S. High Yield Master II Constrained Index

[1]

For the period ended 9/30/09. Past performance is no indication of future performance. Class I Shares performance for the period prior to 10/01/07 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I Shares. Class A Shares were offered beginning 1/11/95 and Class I Shares were offered beginning 10/01/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

34	SEI Institutional Managed Trust / Annual Report / September 30, 2009

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Value Fund

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Consumer Discretionary — 8.7%
Comcast, Cl A	1.2%	1,342,900	$22,682
Gap (A)	0.4	308,900	6,610
Home Depot (A)	0.7	470,600	12,537
Time Warner	0.6	367,533	10,578
Time Warner Cable, Cl A (A)	0.4	170,937	7,366
Walt Disney (A)	0.5	335,000	9,199
Other Securities	4.9		92,130

			161,102

Consumer Staples — 5.8%
ConAgra Foods (A)	0.4	382,400	8,290
Kraft Foods, Cl A (A)	0.4	287,259	7,546
Procter & Gamble	1.2	364,200	21,095
Other Securities	3.8		71,409

			108,340

Energy — 17.1%
Chevron	3.0	788,600	55,541
ConocoPhillips	1.7	687,086	31,029
Exxon Mobil	5.6	1,516,700	104,061
Marathon Oil	0.8	446,200	14,234
Occidental Petroleum	0.8	192,400	15,084
Other Securities	5.2		98,162

			318,111

Financials — 23.1%
Allstate	0.6	355,700	10,892
Ameriprise Financial	0.6	287,700	10,452
Bank of America	2.1	2,353,469	39,821
Bank of New York Mellon	0.5	311,522	9,031
BB&T (A)	0.4	284,000	7,736
Chubb	0.6	230,900	11,640
Endurance Specialty Holdings (A)	0.4	187,200	6,827

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Goldman Sachs Group	1.4%	140,600	$25,920
JPMorgan Chase	2.6	1,087,400	47,650
Morgan Stanley	0.6	346,500	10,700
PNC Financial Services Group	0.4	137,255	6,669
Prudential Financial	0.5	179,500	8,959
Travelers	0.9	336,500	16,566
US Bancorp (A)	0.4	363,500	7,946
Wells Fargo (A)	1.6	1,023,895	28,853
Other Securities	9.5		178,156

			427,818

Health Care — 10.0%
Eli Lilly (A)	0.5	282,300	9,324
Johnson & Johnson (A)	1.1	348,500	21,220
Merck (A)	0.9	527,700	16,691
Pfizer (A)	2.2	2,497,800	41,339
UnitedHealth Group	0.5	373,400	9,350
WellPoint*	0.6	233,000	11,035
Wyeth	1.0	368,000	17,878
Other Securities	3.2		58,465

			185,302

Industrials — 9.0%
Boeing (A)	0.7	230,900	12,503
General Dynamics	0.4	129,900	8,392
General Electric (A)	2.8	3,148,200	51,694
Northrop Grumman (A)	0.5	179,300	9,279
RR Donnelley & Sons (A)	0.4	358,100	7,613
Other Securities	4.2		76,674

			166,155

Information Technology — 5.0%
Hewlett-Packard	0.6	252,900	11,939
Intel	0.5	440,600	8,622
Seagate Technology (A)	0.4	439,500	6,685
Other Securities	3.5		65,722

			92,968

Materials — 3.3%
Other Securities	3.3		61,970

Telecommunication Services — 6.2%
AT&T	3.6	2,443,895	66,009
Verizon Communications (A)	1.9	1,135,700	34,378
Other Securities	0.7		13,879

			114,266

SEI Institutional Managed Trust / Annual Report / September 30, 2009	35

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Value Fund (Concluded)

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 7.2%
DTE Energy	0.4%	235,000	$8,258
Exelon (A)	0.4	137,100	6,803
PG&E (A)	0.4	186,400	7,547
Sempra Energy	0.6	233,200	11,616
Other Securities	5.4		98,450

			132,674

Total Common Stock (Cost $1,656,752) ($ Thousands)			1,768,706

AFFILIATED PARTNERSHIP — 18.0%
SEI Liquidity Fund, L.P., 0.400% (B)**†	18.0	340,459,225	334,196

Total Affiliated Partnership (Cost $340,459) ($ Thousands)			334,196

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%**†	2.2	40,883,579	40,884

Total Cash Equivalent (Cost $40,884) ($ Thousands)			40,884

U.S. TREASURY OBLIGATIONS (C) — 0.4%
Other Securities	0.4		8,215

Total U.S. Treasury Obligations (Cost $8,212) ($ Thousands)			8,215

Total Investments — 116.0% (Cost $2,046,307) ($ Thousands)			$2,152,001

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Composite Index	327	Dec-2009	$256

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,854,963 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2009.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at September 30, 2009 (see Note 9). The total market value of securities on loan at September 30, 2009 was $329,529 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total market value of such securities as of September 30, 2009 was $334,196 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities”. For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,768,706	$—	$—	$1,768,706
Affiliated Partnership	—	334,196	—	334,196
U.S. Treasury Obligations	—	8,215	—	8,215
Cash Equivalent	40,884	—	—	40,884

Total Investments in Securities	$1,809,590	$342,411	$—	$2,152,001

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$256	$—	$—	$256

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

36	SEI Institutional Managed Trust / Annual Report / September 30, 2009

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Growth Fund

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.1%‡

Consumer Discretionary — 10.9%
Amazon.com* (A)	0.8%	177,465	$16,568
Lowe’s	0.7	654,476	13,705
McDonald’s	0.8	273,780	15,625
Nike, Cl B (A)	0.7	223,800	14,480
Staples (A)	0.9	817,895	18,991
Target	0.7	322,024	15,032
Other Securities	6.3		129,125

			223,526

Consumer Staples — 11.5%
Coca-Cola (A)	1.0	363,976	19,545
CVS Caremark	0.6	369,426	13,203
PepsiCo (A)	1.8	634,224	37,204
Philip Morris International	0.9	382,750	18,655
Procter & Gamble	2.2	758,795	43,949
Walgreen (A)	0.9	480,325	17,998
Wal-Mart Stores	1.1	455,946	22,382
Other Securities	3.0		61,189

			234,125

Energy — 5.7%
EOG Resources (A)	0.6	137,560	11,488
Exxon Mobil	0.6	185,600	12,734
Halliburton (A)	0.6	435,660	11,815
Schlumberger	0.8	265,136	15,802
Transocean*	0.6	136,565	11,681
Other Securities	2.5		52,115

			115,635

Financials — 5.9%
American Express	0.8	455,951	15,457
CME Group	0.8	55,375	17,066
Other Securities	4.3		88,386

			120,909

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 14.7%
Abbott Laboratories	0.9%	373,516	$18,478
Allergan	1.1	406,400	23,067
Amgen*	0.7	242,875	14,628
Baxter International	0.9	323,751	18,457
Gilead Sciences*	1.3	561,980	26,177
Johnson & Johnson (A)	1.7	560,711	34,142
Medco Health Solutions*	0.8	288,082	15,934
St. Jude Medical*	0.6	300,727	11,731
Other Securities	6.7		138,413

			301,027

Industrials — 8.0%
Expeditors International of Washington (A)	0.6	360,900	12,686
United Parcel Service, Cl B	0.9	324,870	18,345
United Technologies	1.1	354,815	21,619
Other Securities	5.4		111,126

			163,776

Information Technology — 32.5%
Adobe Systems* (A)	0.9	545,395	18,020
Apple*	3.6	390,757	72,435
Broadcom, Cl A* (A)	0.7	483,730	14,846
Cisco Systems*	2.5	2,146,681	50,533
EMC* (A)	1.1	1,242,150	21,166
Google, Cl A* (A)	2.5	101,083	50,122
Hewlett-Packard	1.1	480,490	22,684
Intel	1.1	1,097,462	21,477
International Business Machines	2.0	342,464	40,962
Intuit*	0.6	396,900	11,312
Mastercard, Cl A (A)	0.7	74,380	15,036
Microsoft	3.5	2,722,714	70,491
Oracle	1.2	1,175,490	24,497
Qualcomm	2.2	1,009,688	45,416
Visa, Cl A (A)	1.2	360,506	24,915
VMware, Cl A*	0.0	7,900	317
Yahoo!* (A)	0.8	940,105	16,743
Other Securities	6.8		143,086

			664,058

Materials — 3.9%
Monsanto	0.7	193,909	15,009
Praxair	1.0	251,416	20,538
Other Securities	2.2		45,188

			80,735

SEI Institutional Managed Trust / Annual Report / September 30, 2009	37

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Growth Fund (Concluded)

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Telecommunication Services — 1.3%
Crown Castle International *	0.9%	535,497	$16,793
Other Securities	0.4		9,350

			26,143

Utilities — 0.7%
Other Securities	0.7		13,330

Total Common Stock (Cost $1,651,680) ($ Thousands)			1,943,264

AFFILIATED PARTNERSHIP — 12.9%
SEI Liquidity Fund, L.P., 0.400% (B)**†	12.9	268,615,224	264,144

Total Affiliated Partnership (Cost $268,615) ($ Thousands)			264,144

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%**†	2.4	49,323,234	49,323

Total Cash Equivalent (Cost $49,323) ($ Thousands)			49,323

U.S. TREASURY OBLIGATIONS (C) — 0.5%
Other Securities	0.5		10,398

Total U.S. Treasury Obligations (Cost $10,395) ($ Thousands)			10,398

Total Investments — 110.9% (Cost $1,980,013) ($ Thousands)			$2,267,129

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Composite Index	226	Dec-2009	$293

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,043,249 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2009.

†	Investment in Affiliated Security (see Note 5).

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at September 30, 2009 (see Note 9). The total market value of securities on loan at September 30, 2009 was $263,484 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total market value of such securities as of September 30, 2009 was $264,144 ($ Thousands).
(C)	Security, or portion thereof, has been pledged on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities”. For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,943,264	$—	$—	$1,943,264
Affiliated Partnership	—	264,144	—	264,144
U.S. Treasury Obligations	—	10,398	—	10,398
Cash Equivalent	49,323	—	—	49,323

Total Investments in Securities	$1,992,587	$274,542	$—	$2,267,129

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$293	$—	$—	$293

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

38	SEI Institutional Managed Trust / Annual Report / September 30, 2009

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Large Cap Fund

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Consumer Discretionary — 10.5%
Amazon.com* (A)	0.5%	90,135	$8,415
Comcast, Cl A	0.7	615,240	10,391
Staples (A)	0.7	447,717	10,396
Time Warner	0.7	369,522	10,635
Other Securities	7.9		127,503

			167,340

Consumer Staples — 8.1%
PepsiCo	0.9	238,605	13,997
Procter & Gamble	1.5	418,388	24,233
Walgreen (A)	0.6	247,210	9,263
Other Securities	5.1		82,253

			129,746

Energy — 10.5%
Chevron	1.5	333,209	23,468
ConocoPhillips	0.9	302,107	13,643
Exxon Mobil	2.4	565,276	38,784
Occidental Petroleum	0.6	115,850	9,083
Other Securities	5.1		82,881

			167,859

Financials — 15.9%
Aflac	0.5	193,560	8,273
Bank of America	1.3	1,260,224	21,323
Bank of New York Mellon	0.5	300,404	8,709
CME Group	0.7	36,350	11,203
Goldman Sachs Group	1.1	97,875	18,043
JPMorgan Chase	1.7	628,321	27,533
Wells Fargo (A)	1.2	661,514	18,642
Other Securities	8.9		141,167

			254,893

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 13.1%
Aetna	0.5%	290,200	$8,076
Allergan	0.7	205,608	11,670
Amgen*	0.6	167,963	10,116
Gilead Sciences*	0.8	255,540	11,903
Johnson & Johnson (A)	1.3	327,252	19,926
Medco Health Solutions*	0.5	151,886	8,401
Merck (A)	0.7	327,933	10,373
Pfizer (A)	0.8	772,268	12,781
UnitedHealth Group	0.8	523,676	13,113
Wyeth	0.5	175,100	8,506
Other Securities	5.9		94,563

			209,428

Industrials — 8.4%
General Electric	1.4	1,345,798	22,098
United Parcel Service, Cl B	0.5	151,385	8,549
United Technologies	0.6	167,361	10,197
Other Securities	5.9		93,245

			134,089

Information Technology — 20.6%
Adobe Systems* (A)	0.5	258,357	8,536
Apple*	2.0	173,213	32,109
Cisco Systems*	1.5	978,837	23,042
EMC*	0.6	560,931	9,558
Google, Cl A*	1.4	45,999	22,809
Hewlett-Packard	0.9	313,418	14,796
Intel	0.7	555,731	10,876
International Business Machines	1.0	130,453	15,604
Mastercard, Cl A (A)	0.6	43,990	8,893
Microsoft	1.6	987,800	25,574
Oracle	0.6	452,737	9,435
Qualcomm	1.3	475,949	21,408
Visa, Cl A (A)	0.8	186,117	12,863
Yahoo!*	0.5	483,515	8,611
Other Securities	6.6		105,174

			329,288

Materials — 3.4%
Praxair (A)	0.7	131,725	10,761
Other Securities	2.7		44,148

			54,909

Telecommunication Services — 3.6%
AT&T	1.5	902,446	24,375
Crown Castle International* (A)	0.6	330,752	10,372

SEI Institutional Managed Trust / Annual Report / September 30, 2009	39

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Large Cap Fund (Concluded)

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Verizon Communications	0.9%	440,259	$13,327
Other Securities	0.6		9,686

			57,760

Utilities — 3.7%
AES*	0.7	724,750	10,741
Other Securities	3.0		48,067

			58,808

Total Common Stock (Cost $1,360,931) ($ Thousands)			1,564,120

AFFILIATED PARTNERSHIP — 12.2%
SEI Liquidity Fund, L.P., 0.400% (B)**†	12.2	199,190,995	194,572

Total Affiliated Partnership (Cost $199,191) ($ Thousands)			194,572

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%** †	2.2	35,023,835	35,024

Total Cash Equivalent (Cost $35,024) ($ Thousands)			35,024

U.S. TREASURY OBLIGATIONS (C) — 0.3%
Other Securities	0.3		4,600

Total U.S. Treasury Obligations (Cost $4,598) ($ Thousands)			4,600

Total Investments — 112.5% (Cost $1,599,744) ($ Thousands)			$1,798,316

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	3	Dec-2009	$7
S&P Composite Index	86	Dec-2009	536
S&P Mid 400 Index E-MINI	38	Dec-2009	81

			$624

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,599,114 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2009.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at September 30, 2009 (see Note 9). The total market value of securities on loan at September 30, 2009 was $194,483 ($ Thousands).
(B)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total market value of such securities as of September 30, 2009 was $194,572 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities”. For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,564,120	$—	$—	$1,564,120
Affiliated Partnership	—	194,572	—	194,572
U.S. Treasury Obligations	—	4,600	—	4,600
Cash Equivalent	35,024	—	—	35,024

Total Investments in Securities	$1,599,144	$199,172	$—	$1,798,316

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$624	$—	$—	$624

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

40	SEI Institutional Managed Trust / Annual Report / September 30, 2009

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 77.8%

Consumer Discretionary — 7.5%
Amazon.com*	0.5%	58,200	$5,434
Comcast, Cl A	0.8	486,448	8,216
Time Warner	0.5	196,656	5,660
Other Securities	5.7		63,323

			82,633

Consumer Staples — 6.8%
PepsiCo	0.6	108,847	6,385
Philip Morris International	0.4	88,009	4,290
Procter & Gamble	1.0	199,249	11,540
SYSCO	0.4	174,266	4,331
Walgreen	0.6	188,964	7,080
Other Securities	3.8		41,219

			74,845

Energy — 8.6%
Chevron	1.5	233,021	16,412
ConocoPhillips	0.7	166,279	7,509
Exxon Mobil	2.5	394,987	27,100
Occidental Petroleum	0.7	95,407	7,480
Other Securities	3.2		36,574

			95,075

Financials — 12.8%
Aflac	0.4	113,316	4,843
American Express	0.4	134,823	4,571
American International Group*	0.0	1,600	71
Bank of America	1.1	694,778	11,756
Bank of New York Mellon	0.5	195,744	5,675
Goldman Sachs Group	0.9	56,349	10,388
JPMorgan Chase	1.3	317,311	13,904
T. Rowe Price Group	0.4	93,381	4,268

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo	0.9%	343,555	$9,681
Other Securities	6.9		75,689

			140,846

Health Care — 9.7%
Aetna	0.4	159,600	4,442
Allergan	0.4	80,300	4,558
AmerisourceBergen	0.4	202,422	4,530
Amgen*	0.8	134,188	8,082
Gilead Sciences*	0.5	111,100	5,175
Johnson & Johnson	1.0	175,343	10,677
Pfizer	0.9	588,646	9,742
UnitedHealth Group	0.7	285,200	7,141
Other Securities	4.6		52,353

			106,700

Industrials — 7.5%
General Electric	1.0	664,444	10,910
Lockheed Martin	0.4	56,693	4,427
United Parcel Service, Cl B	0.4	75,359	4,256
Other Securities	5.7		63,393

			82,986

Information Technology — 16.1%
Adobe Systems*	0.4	142,600	4,712
Apple*	1.1	66,898	12,401
Cisco Systems*	0.9	433,098	10,195
eBay*	0.5	237,669	5,611
EMC*	0.5	312,200	5,320
Google, Cl A*	1.1	22,775	11,293
Hewlett-Packard	0.9	214,623	10,132
Intel	0.9	476,032	9,316
International Business Machines	1.0	89,977	10,762
Microsoft	1.2	514,026	13,308
Qualcomm	0.7	167,100	7,516
Texas Instruments	0.5	240,077	5,687
Visa, Cl A	0.6	101,992	7,049
Yahoo!*	0.5	309,600	5,514
Other Securities	5.3		58,696

			177,512

Materials — 2.5%
Other Securities	2.5		27,904

Telecommunication Services — 2.8%
AT&T	1.4	574,037	15,505
Verizon Communications	0.7	247,745	7,499
Other Securities	0.7		7,859

			30,863

SEI Institutional Managed Trust / Annual Report / September 30, 2009	41

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund (Concluded)

September 30, 2009

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 3.5%
AES*	0.7%	503,701	$7,465
Other Securities	2.8		31,178

			38,643

Total Common Stock (Cost $777,530) ($ Thousands)			858,007

CASH EQUIVALENT — 20.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%**†	20.3	223,317,662	223,318

Total Cash Equivalent (Cost $223,318) ($ Thousands)			223,318

U.S. TREASURY OBLIGATIONS (A) (B) — 1.9%
U.S. Treasury Bills,
0.164%, 12/03/09	0.6	$ 6,307	6,306
0.055%, 01/07/10	1.3	14,500	14,496

Total U.S. Treasury Obligations (Cost $20,803) ($ Thousands)			20,802

Total Investments — 100.0% (Cost $1,021,651) ($ Thousands)			$1,102,127

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Composite Index	902	Dec-2009	$1,359

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,102,521 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2009.

†	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof, has been pledged on open futures contracts.

(B)	The rate reported is the effective yield at the time of purchase.

Cl — Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities”. For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$858,007	$—	$—	$858,007
U.S. Treasury Obligations	—	20,802	—	20,802
Cash Equivalent	223,318	—	—	223,318

Total Investments in Securities	$1,081,325	$20,802	$—	$1,102,127

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$1,359	$—	$—	$1,359

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

For the year ended September 30, 2009, the total notional amount of $0 is not representative of the volume of activity for the swap derivatives during the period. During the fiscal year, due to a sub-advisor change, the volume of swap derivatives has been reduced from the notional amounts at the beginning of the fiscal year.

The accompanying notes are an integral part of the financial statements.

42	SEI Institutional Managed Trust / Annual Report / September 30, 2009

SUMMARY SCHEDULE OF INVESTMENTS

S&P 500 Index Fund

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Consumer Discretionary — 9.0%
Comcast, Cl A	0.5%	395,244	$6,676
Home Depot (A)	0.5	234,764	6,254
McDonald’s	0.6	150,460	8,587
Walt Disney	0.5	256,027	7,030
Other Securities	6.9		89,444

			117,991

Consumer Staples — 11.3%
Coca-Cola (A)	1.3	319,896	17,178
CVS Caremark	0.5	198,795	7,105
PepsiCo	1.0	214,967	12,610
Philip Morris International	1.0	266,956	13,011
Procter & Gamble	1.8	403,101	23,348
Wal-Mart Stores	1.1	298,111	14,634
Other Securities	4.6		60,641

			148,527

Energy — 11.4%
Chevron	1.5	276,897	19,502
ConocoPhillips	0.7	204,425	9,232
Exxon Mobil (A)	3.5	662,536	45,457
Occidental Petroleum (A)	0.7	111,804	8,765
Schlumberger	0.7	165,162	9,844
Other Securities	4.3		57,904

			150,704

Financials — 14.9%
American Express	0.4	163,715	5,550
Bank of America	1.5	1,194,648	20,213
Citigroup	0.7	1,797,446	8,700
Goldman Sachs Group	1.0	70,556	13,007
JPMorgan Chase	1.8	543,108	23,799
Morgan Stanley	0.4	187,061	5,776
US Bancorp (A)	0.4	263,206	5,754

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo (A)	1.4%	644,997	$18,176
Other Securities	7.3		95,031

			196,006

Health Care — 12.9%
Abbott Laboratories	0.8	213,168	10,546
Amgen*	0.6	139,993	8,432
Bristol-Myers Squibb	0.5	272,701	6,141
Gilead Sciences* (A)	0.4	124,476	5,798
Johnson & Johnson	1.8	380,656	23,178
Medtronic	0.4	152,317	5,605
Merck (A)	0.7	290,717	9,195
Pfizer	1.2	931,604	15,418
Schering-Plough	0.5	224,972	6,356
Wyeth	0.7	184,066	8,942
Other Securities	5.3		69,531

			169,142

Industrials — 9.9%
3M	0.5	96,182	7,098
Boeing (A)	0.4	99,932	5,411
General Electric	1.8	1,467,807	24,102
United Parcel Service, Cl B	0.6	137,090	7,742
United Technologies	0.6	129,683	7,902
Other Securities	6.0		78,394

			130,649

Information Technology — 18.3%
Apple*	1.7	123,692	22,929
Cisco Systems*	1.4	796,363	18,746
Google, Cl A*	1.3	33,216	16,470
Hewlett-Packard	1.2	327,252	15,450
Intel	1.1	772,694	15,122
International Business Machines	1.6	180,990	21,648
Microsoft	2.1	1,070,862	27,725
Oracle	0.8	538,756	11,228
Qualcomm	0.8	229,232	10,311
Other Securities	6.3		81,035

			240,664

Materials — 3.4%
Monsanto	0.4	75,148	5,816
Other Securities	3.0		39,297

			45,113

Telecommunication Services — 3.1%
AT&T	1.7	814,858	22,009
Verizon Communications (A)	0.9	391,922	11,864
Other Securities	0.5		6,963

			40,836

SEI Institutional Managed Trust / Annual Report / September 30, 2009	43

SUMMARY SCHEDULE OF INVESTMENTS

S&P 500 Index Fund (Concluded)

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.7%
Other Securities	3.7%		$48,127

Total Common Stock (Cost $807,650) ($ Thousands)			1,287,759

AFFILIATED PARTNERSHIP — 15.6%
SEI Liquidity Fund, L.P., 0.400% (B)**†	15.6	208,324,305	204,881

Total Affiliated Partnership (Cost $208,324) ($ Thousands)			204,881

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%**†	0.7	9,802,445	9,803

Total Cash Equivalent (Cost $9,803) ($ Thousands)			9,803

U.S. TREASURY OBLIGATION (C) — 0.2%
Other Securities	0.2		2,345

Total U.S. Treasury Obligation (Cost $2,345) ($ Thousands)			2,345

Total Investments — 114.4% (Cost $1,028,122) ($ Thousands)			$1,504,788

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	607	Dec-2009	$300

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,315,511 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2009.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at September 30, 2009 (see Note 9). The total market value of securities on loan at September 30, 2009 was $202,412 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total market value of such securities as of September 30, 2009 was $204,881 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities”. For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,287,759	$—	$—	$1,287,759
Affiliated Partnership	—	204,881	—	204,881
U.S. Treasury Obligation	—	2,345	—	2,345
Cash Equivalent	9,803	—	—	9,803

Total Investments in Securities	$1,297,562	$207,226	$—	$1,504,788

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$300	$—	$—	$300

*	Futures contracts are valued at unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

44	SEI Institutional Managed Trust / Annual Report / September 30, 2009

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Value Fund

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.2%‡

Consumer Discretionary — 9.2%
MDC Partners, Cl A*	0.5%	413,600	$3,077
Regis (A)	0.4	153,848	2,384
Rent-A-Center*	0.3	113,000	2,133
Other Securities	8.0		51,635

			59,229

Consumer Staples — 4.3%
Fresh Del Monte Produce*	0.3	85,700	1,938
Pantry*	0.4	154,523	2,423
Sanderson Farms (A)	0.3	56,041	2,109
Universal	0.5	81,600	3,413
Other Securities	2.8		17,995

			27,878

Energy — 4.9%
Berry Petroleum, Cl A (A)	0.5	108,632	2,909
Cal Dive International*	0.3	194,987	1,929
Holly	0.4	101,700	2,606
Swift Energy* (A)	0.3	92,798	2,197
Other Securities	3.4		22,107

			31,748

Financials — 30.5%
Allied World Assurance Holdings	0.3	44,000	2,109
AMB Property† (A)	0.5	140,000	3,213
Employers Holdings (A)	0.4	156,679	2,425
Endurance Specialty Holdings (A)	0.3	55,351	2,019
Equity Residential†	0.3	68,100	2,091
First Financial Bancorp	0.5	244,886	2,951
FirstMerit (A)	0.3	111,844	2,128
Host Hotels & Resorts† (A)	0.4	227,055	2,672

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Infinity Property & Casualty (A)	0.3%	49,259	$2,093
Kimco Realty†	0.3	147,200	1,920
Meadowbrook Insurance Group	0.3	289,600	2,143
PacWest Bancorp (A)	0.3	106,227	2,024
Platinum Underwriters Holdings	0.5	96,879	3,472
Regency Centers† (A)	0.5	79,000	2,927
Reinsurance Group of America, Cl A (A)	0.3	45,186	2,015
Signature Bank NY* (A)	0.3	67,669	1,962
Simon Property Group†	0.5	42,137	2,926
Vornado Realty Trust† (A)	0.5	47,130	3,036
Other Securities	23.7		153,062

			197,188

Health Care — 4.7%
Other Securities	4.7		30,319

Industrials — 14.3%
BE Aerospace*	0.4	129,196	2,602
EMCOR Group*	0.5	123,700	3,132
IDEX	0.3	77,409	2,164
Ryder Systems	0.3	48,900	1,910
School Specialty* (A)	0.3	92,307	2,190
Teledyne Technologies*	0.4	62,430	2,247
Watson Wyatt Worldwide, Cl A (A)	0.5	80,359	3,500
Other Securities	11.6		74,825

			92,570

Information Technology — 13.1%
Benchmark Electronics* (A)	0.5	180,800	3,254
CACI International, Cl A*	0.4	50,526	2,388
Coherent*	0.3	86,047	2,007
Earthlink (A)	0.3	255,600	2,149
Lawson Software* (A)	0.4	461,668	2,881
MicroStrategy, Cl A*	0.3	27,900	1,996
Other Securities	10.9		69,996

			84,671

Materials — 4.7%
Olin (A)	0.3	119,362	2,082
OM Group* (A)	0.4	77,504	2,355
Other Securities	4.0		25,719

			30,156

Telecommunication Services — 0.5%
Other Securities	0.5		3,374

SEI Institutional Managed Trust / Annual Report / September 30, 2009	45

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Value Fund (Concluded)

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 5.0%
El Paso Electric*	0.4%	134,700	$2,380
Great Plains Energy (A)	0.5	198,798	3,568
Idacorp	0.3	68,065	1,960
NorthWestern	0.4	99,600	2,433
Portland General Electric	0.8	272,387	5,371
Vectren	0.3	95,400	2,198
Other Securities	2.3		14,259

			32,169

Total Common Stock (Cost $550,810) ($ Thousands)			589,302

EXCHANGE TRADED FUND — 0.1%
Other Securities	0.1		434

Total Exchange Traded Fund (Cost $432) ($Thousands)			434

WARRANTS — 0.0%
Other Securities	0.0		1

Total Warrant (Cost $—) ($ Thousands)			1

CONVERTIBLE BOND — 0.1%

Financials — 0.1%
Other Securities	0.1		589

Total Convertible Bond (Cost $417) ($ Thousands)			589

AFFILIATED PARTNERSHIP — 17.5%
SEI Liquidity Fund, L.P., 0.400% (B)**††	17.5	116,863,538	112,791

Total Affiliated Partnership (Cost $116,864) ($ Thousands)			112,791

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%**††	5.4	35,083,722	35,084

Total Cash Equivalent (Cost $35,084) ($ Thousands)			35,084

U.S. TREASURY OBLIGATIONS (C) — 0.5%
Other Securities	0.5%		3,354

Total U.S. Treasury Obligations (Cost $3,354) ($ Thousands)			3,354

Total Investments — 114.8% (Cost $706,961) ($ Thousands)			$741,555

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	714	Dec-2009	$(149)

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $645,730 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2009.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at September 30, 2009 (see Note 9). The total market value of securities on loan at September 30, 2009 was $112,352 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total market value of such securities as of September 30, 2009 was $112,791 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities”. For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$588,857	$—	$445	$589,302
Convertible Bond	—	589	—	589
Exchange Traded Fund	434	—	—	434
Warrants	1	—	—	1
Affiliated Partnership	—	112,791	—	112,791
U.S. Treasury Obligations	—	3,354	—	3,354
Cash Equivalent	35,084	—	—	35,084

Total Investments in Securities	$624,376	$116,734	$445	$741,555

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$(149)	$—	$—	$(149)

*	Future contracts are valued at unrealized depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2008	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	445

Ending balance as of September 30, 2009	$445

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$—

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

46	SEI Institutional Managed Trust / Annual Report / September 30, 2009

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Growth Fund

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.9%‡

Consumer Discretionary — 16.9%
American Public Education*	0.4%	59,833	$2,079
Carter’s*	0.4	64,700	1,728
J Crew Group*	0.5	64,130	2,297
Jarden	0.4	66,660	1,871
Jones Apparel Group	0.3	93,180	1,671
Life Time Fitness* (A)	0.7	115,060	3,227
Tempur-Pedic International (A)	0.5	132,106	2,502
Tractor Supply* (A)	0.4	36,196	1,753
Other Securities	13.3		64,230

			81,358

Consumer Staples — 2.2%
Smart Balance*	0.3	260,416	1,599
Other Securities	1.9		8,801

			10,400

Energy — 5.0%
PetroHawk Energy*	0.5	98,258	2,379
Quicksilver Resources*	0.5	173,499	2,462
Willbros Group* (A)	0.4	128,108	1,951
World Fuel Services (A)	0.7	67,611	3,250
Other Securities	2.9		14,229

			24,271

Financials — 4.5%
Affiliated Managers Group* (A)	0.4	24,973	1,624
MarketAxess Holdings*	0.3	133,553	1,609
Other Securities	3.8		18,355

			21,588

Health Care — 19.1%
AMAG Pharmaceuticals*	0.6	64,725	2,827
athenahealth*	0.3	42,419	1,628

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
BioMarin Pharmaceuticals*	0.5%	125,008	$2,260
Isis Pharmaceuticals* (A)	0.4	121,171	1,765
LHC Group* (A)	0.5	79,422	2,377
NuVasive* (A)	0.4	47,007	1,963
Phase Forward*	0.4	143,626	2,016
STERIS	0.4	66,568	2,027
Other Securities	15.6		75,267

			92,130

Industrials — 15.6%
Aegean Marine Petroleum Network	0.6	133,715	3,008
AerCap Holdings*	0.3	180,571	1,638
Avis Budget Group* (A)	0.5	176,453	2,358
CoStar Group* (A)	0.6	68,271	2,814
FTI Consulting*	0.4	41,363	1,762
TransDigm Group*	0.4	38,034	1,894
WESCO International*	0.4	67,155	1,934
Other Securities	12.4		60,078

			75,486

Information Technology — 25.7%
3Com*	0.6	531,583	2,780
Arris Group* (A)	0.5	180,419	2,347
Art Technology Group*	0.5	597,461	2,306
DealerTrack Holdings* (A)	0.4	104,037	1,967
DTS*	0.6	99,487	2,724
Equinix*	0.3	17,675	1,626
GSI Commerce* (A)	0.4	103,374	1,996
Net 1 UEPS Technologies*	0.4	87,569	1,835
Netlogic Microsystems* (A)	0.5	57,639	2,594
Quality Systems (A)	0.6	43,307	2,666
Sapient*	0.3	205,846	1,655
Teradyne*	0.5	239,143	2,212
Tessera Technologies* (A)	0.5	89,071	2,484
TIBCO Software*	0.3	171,300	1,626
VistaPrint*	0.9	88,126	4,472
Vocus*	0.4	87,130	1,820
Volterra Semiconductor*	0.3	86,961	1,597
Wright Express*	0.4	61,975	1,829
Other Securities	17.3		83,439

			123,975

Materials — 2.3%
NewMarket	0.4	18,700	1,740

Other Securities	1.9		9,335

			11,075

SEI Institutional Managed Trust / Annual Report / September 30, 2009	47

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Growth Fund (Concluded)

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Telecommunication Services — 2.0%
SBA Communications, Cl A* (A)	0.4%	79,165	$2,140
Other Securities	1.6		7,520

			9,660

Utilities — 0.6%
Other Securities	0.6		3,052

Total Common Stock (Cost $381,717) ($ Thousands)			452,995

WARRANTS — 0.0%
Other Securities	0.0		8

Total Warrants (Cost $—) ($ Thousands)			8

AFFILIATED PARTNERSHIP — 9.6%
SEI Liquidity Fund, L.P., 0.400% (B)**†	9.6	48,929,353	46,020

Total Affiliated Partnership (Cost $48,929) ($ Thousands)			46,020

CASH EQUIVALENT — 6.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%**†	6.6	31,908,692	31,909

Total Cash Equivalent (Cost $31,909) ($ Thousands)			31,909

U.S. TREASURY OBLIGATIONS (C) — 0.5%
Other Securities	0.5		2,499

Total U.S. Treasury Obligations (Cost $2,499) ($ Thousands)			2,499

Total Investments — 110.6% (Cost $465,054) ($ Thousands)			$533,431

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	510	Dec-2009	$114

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $482,380 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2009.

†	Investment in Affiliated Security (see Note 5).

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	This security or a partial position of this security is on loan at September 30, 2009 (see Note 9). The total market value of securities on loan at September 30, 2009 was $47,231 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total market value of such securities as of September 30, 2009 was $46,020 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P.	— Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities”. For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$452,424	$—	$571	$452,995
Warrants	—	8	—	8
Affiliated Partnership	—	46,020	—	46,020
U.S. Treasury Obligations	—	2,499	—	2,499
Cash Equivalent	31,909	—	—	31,909

Total Investments in Securities	$484,333	$48,527	$571	$533,431

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$114	$—	$—	$114

*	Futures contracts are valued at unrealized appreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Common Stock	Convertible Bonds	Corporate Obligations
Beginning balance as of October 1, 2008	$—	$573	$387
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	1,353	(105)
Change in unrealized appreciation/(depreciation)	—	(1,717)	66
Net purchases/sales	—	(209)	(348)
Net transfer in and/or out of Level 3	571	—	—

Ending balance as of September 30, 2009	$571	$—	$—

Changes in unrealized gains/ (losses) included in earnings related to securities still held at reporting date.	$—	$—	$—

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

48	SEI Institutional Managed Trust / Annual Report / September 30, 2009

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Small Cap Fund

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.1%

Consumer Discretionary — 17.2%
American Eagle Outfitters	0.4%	58,416	$985
Big Lots*	0.3	31,200	781
DreamWorks Animation SKG, Cl A*	0.3	21,790	775
Hanesbrands*	0.5	58,500	1,252
National CineMedia	0.3	45,968	780
PetSmart	0.4	42,846	932
Polaris Industries	0.3	20,035	817
Warnaco Group*	0.3	19,150	840
WMS Industries*	0.4	22,406	998
Other Securities	14.0		36,854

			45,014

Consumer Staples — 4.1%
Dean Foods*	0.3	42,777	761
Herbalife	0.4	31,900	1,044
Other Securities	3.4		8,818

			10,623

Energy — 4.9%
Other Securities	4.9		12,901

Financials — 15.0%
Allied World Assurance Holdings	0.4	18,900	906
Comerica	0.3	27,779	824
HRPT Properties Trust†	0.3	110,400	830
Signature Bank NY*	0.4	34,925	1,013
Unum Group	0.3	38,246	820
Other Securities	13.3		35,034

			39,427

Health Care — 12.0%
Forest Laboratories*	0.3	29,675	874
Inverness Medical Innovations*	0.3	22,684	879

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

OSI Pharmaceuticals*	0.3%	24,918	$880
Other Securities	11.1		28,804

			31,437

Industrials — 14.3%
BE Aerospace*	0.4	54,236	1,092
Corrections Corp of America*	0.3	39,630	898
Gardner Denver*	0.3	23,705	827
Regal-Beloit	0.3	17,200	786
SYKES Enterprises*	0.6	73,545	1,531
Teledyne Technologies*	0.4	24,084	867
Other Securities	12.0		31,514

			37,515

Information Technology — 17.2%
Alliance Data Systems* (A)	0.3	13,200	806
Equinix*	0.5	14,300	1,316
Gartner*	0.3	47,044	860
GSI Commerce*	0.6	76,924	1,485
Jabil Circuit	0.5	87,067	1,168
Lawson Software*	0.3	127,610	796
Microsemi*	0.3	49,272	778
PMC - Sierra*	0.3	87,000	832
Polycom*	0.3	30,790	824
Red Hat*	0.3	29,700	821
Seagate Technology	0.4	74,100	1,127
SkillSoft ADR*	0.5	131,096	1,259
Sybase*	0.3	20,286	789
TiVo*	0.3	83,200	862
VistaPrint*	0.5	25,679	1,303
Other Securities	11.5		30,231

			45,257

Materials — 5.9%
Cytec Industries	0.3	24,041	781
Lubrizol	0.3	12,000	858
Scotts Miracle-Gro, Cl A	0.3	18,000	773
Other Securities	5.0		13,077

			15,489

Telecommunication Services — 1.4%
NII Holdings*	0.3	27,400	821
SBA Communications, Cl A*	0.3	28,300	765
Other Securities	0.8		2,062

			3,648

Utilities — 4.1%
AGL Resources	0.3	24,204	854
Great Plains Energy	0.4	59,636	1,071
NorthWestern	0.3	32,525	795

SEI Institutional Managed Trust / Annual Report / September 30, 2009	49

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Small Cap Fund (Concluded)

September 30, 2009

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Portland General Electric	0.4%	47,982	$946
Other Securities	2.7		7,155

			10,821

Total Common Stock (Cost $218,993) ($ Thousands)			252,132

EXCHANGE TRADED FUND — 0.0%
Other Securities	0.0		78

Total Exchange Traded Fund (Cost $65) ($ Thousands)			78

CLOSED-END FUND — 0.0%
Other Securities	0.0		11

Total Closed-End Fund (Cost $9) ($ Thousands)			11

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%**††	3.5	9,285,269	9,285

Total Cash Equivalent (Cost $9,285) ($ Thousands)			9,285

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, L.P., 0.400% (B)**††	0.9	2,498,946	2,320

Total Affiliated Partnership (Cost $2,499) ($ Thousands)			2,320

U.S. TREASURY OBLIGATION (C) (D) — 0.4%
U.S. Treasury Bills, 0.211%, 12/03/2009	0.4	$910	910

Total U.S. Treasury Obligation (Cost $910) ($ Thousands)			910

Total Investments — 100.9% (Cost $231,761) ($ Thousands)			$264,736

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	68	Dec-2009	$101
S&P Mid 400 Index E-MINI	51	Dec-2009	94

			$195

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $262,464 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2009.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at September 30, 2009 (see Note 9). The total market value of securities on loan at September 30, 2009 was $2,423 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total market value of such securities as of September 30, 2009 was $2,320 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities”. For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$252,132	$—	$—	$252,132
Exchange Traded Fund	78	—	—	78
Closed-End Fund	11	—	—	11
Affiliated Partnership	—	2,320	—	2,320
U.S. Treasury Obligation	—	910	—	910
Cash Equivalent	9,285	—	—	9,285

Total Investments in Securities	$261,506	$3,230	$—	$264,736

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$195	$—	$—	$195

*	Futures contracts are valued at unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

50	SEI Institutional Managed Trust / Annual Report / September 30, 2009

SUMMARY SCHEDULE OF INVESTMENTS

Small/Mid Cap Diversified Alpha Fund

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 82.9%

Consumer Discretionary — 12.5%
Barnes & Noble	0.6%	25,900	$576
Cato, Cl A	0.6	25,300	513
DineEquity	0.4	15,800	391
DSW, Cl A*	0.4	24,200	386
OfficeMax	0.4	27,900	351
Pulte Homes	0.4	37,500	412
Other Securities	9.7		8,627

			11,256

Consumer Staples — 3.6%
Flowers Foods	0.5	18,800	494
Herbalife	0.6	16,700	547
Lance	0.4	13,800	356
Other Securities	2.1		1,869

			3,266

Energy — 4.0%
Rosetta Resources*	0.4	23,900	351
W&T Offshore	0.4	32,900	385
World Fuel Services	0.4	8,000	384
Other Securities	2.8		2,508

			3,628

Financials — 12.3%
Anworth Mortgage Asset†	0.7	84,700	667
LTC Properties†	0.4	16,200	389
MFA Financial†	0.6	71,900	572
Platinum Underwriters Holdings	0.4	10,400	373
Prospect Capital	0.4	32,900	352
Other Securities	9.8		8,688

			11,041

Health Care — 11.3%
Amsurg*	0.6	27,600	586
Centene	0.4	18,500	350

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
LHC Group*	0.6%	17,400	$521
Medicines*	0.4	35,900	395
Medicis Pharmaceutical, Cl A	0.4	18,900	404
Mednax*	0.4	7,300	401
Quidel*	0.5	29,400	477
Res-Care*	0.4	25,000	355
Rigel Pharmaceuticals*	0.5	55,100	452
Other Securities	7.1		6,197

			10,138

Industrials — 11.2%
Applied Industrial Technologies	0.4	17,000	360
CRA International*	0.5	15,100	412
EMCOR Group*	0.6	20,200	511
Force Protection*	0.4	71,400	390
Great Lakes Dredge & Dock	0.4	52,000	363
Terex*	0.4	18,200	377
UAL*	0.6	59,500	549
US Airways Group*	0.5	95,300	448
Other Securities	7.4		6,712

			10,122

Information Technology — 17.7%
Emulex*	0.4	39,600	408
Heartland Payment Systems	0.7	45,800	665
Imation	0.7	64,000	593
Knot*	0.4	35,100	383
Mantech International, Cl A*	0.6	12,400	585
Netgear*	0.5	23,300	428
Novell*	0.5	95,300	430
SRA International, Cl A*	0.5	19,500	421
Other Securities	13.4		12,025

			15,938

Materials — 6.1%
New Gold*	0.4	96,400	365
Other Securities	5.7		5,104

			5,469

Telecommunication Services — 1.6%
Leap Wireless International*	0.4	18,400	360
Other Securities	1.2		1,089

			1,449

Utilities — 2.6%
NorthWestern	0.5	18,100	442
Portland General Electric	0.4	18,700	369

SEI Institutional Managed Trust / Annual Report / September 30, 2009	51

SUMMARY SCHEDULE OF INVESTMENTS

Small/Mid Cap Diversified Alpha Fund (Concluded)

September 30, 2009

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Unisource Energy	0.7%	20,800	$640
Westar Energy	0.4	18,000	351
Other Securities	0.6		584

			2,386

Total Common Stock (Cost $69,530) ($ Thousands)			74,693

PREFERRED STOCK — 0.2%

Consumer Discretionary — 0.2%
Other Securities	0.2		188

Total Preferred Stock (Cost $149) ($ Thousands)			188

WARRANTS — 0.0%
Other Securities	0.0		1

Total Warrants (Cost $—) ($ Thousands)			1

CONVERTIBLE BONDS — 0.5%

Energy — 0.5%
Other Securities	0.5		455

Total Convertible Bonds (Cost $280) ($ Thousands)			455

CORPORATE OBLIGATION — 0.0%

Financials — 0.0%
Other Securities	0.0		44

Total Corporate Obligation (Cost $51) ($ Thousands)			44

CASH EQUIVALENT — 15.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%** ††	15.9	14,324,653	14,325

Total Cash Equivalent (Cost $14,325) ($ Thousands)			14,325

U.S. TREASURY OBLIGATIONS (A) (B) —1.4%
U.S. Treasury Bills, 0.143%, 12/03/09	0.4	$390	390
0.064%, 01/07/10	1.0	850	850

Total U.S. Treasury Obligations (Cost $1,240) ($ Thousands)			1,240

Total Investments — 100.9% (Cost $85,575) ($ Thousands)			$90,946

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	132	Dec-2009	$8
S&P 400 Index E-MINI	98	Dec-2009	81

			$89

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $90,096 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2009.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at the time of purchase.

Cl — Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities”. For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$74,548	$83	$62	$74,693
Convertible Bonds	—	455	—	455
Preferred Stock	—	188	—	188
Corporate Obligation	—	—	44	44
Warrants	—	1	—	1
U.S. Treasury Obligations	—	1,240	—	1,240
Cash Equivalent	14,325	—	—	14,325

Total Investments in Securities	$88,873	$1,967	$106	$90,946

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$89	$—	$—	$89

*	Futures contracts are valued at unrealized appreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligation	Common Stock
Beginning balance as of October 1, 2008	$43	$—
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	1	—
Net purchases/sales	—	—
Net transfer in and/or out of Level 3	—	62

Ending balance as of September 30, 2009	$44	$62

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$1	$—

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

For the year ended September 30, 2009, the total notional amount of $0 is not representative of the volume of activity for the swap derivatives during the period. During the fiscal year, due to a sub-advisor change, the volume of swap derivatives has been reduced from the notional amounts at the beginning of the fiscal year.

The accompanying notes are an integral part of the financial statements.

52	SEI Institutional Managed Trust / Annual Report / September 30, 2009

SUMMARY SCHEDULE OF INVESTMENTS

Mid-Cap Fund

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%

Consumer Discretionary — 14.0%
Advance Auto Parts (A)	0.6%	19,900	$782
H&R Block	0.5	34,700	638
Hanesbrands*	0.7	41,100	879
Ross Stores	0.8	21,100	1,008
TJX	1.3	41,000	1,523
Wyndham Worldwide	0.6	40,300	658
Other Securities	9.5		11,361

			16,849

Consumer Staples — 7.1%
Coca-Cola Enterprises	1.0	56,700	1,214
Constellation Brands, Cl A*	0.5	44,800	679
Dean Foods*	0.6	37,700	671
Del Monte Foods	0.7	71,300	826
Other Securities	4.3		5,131

			8,521

Energy — 4.8%
Dresser-Rand Group*	0.6	24,400	758
El Paso	0.9	106,700	1,101
Murphy Oil	0.9	18,000	1,036
Other Securities	2.4		2,915

			5,810

Financials — 16.4%
Allied World Assurance Holdings	0.6	15,000	719
American Financial Group	0.5	25,100	640
Annaly Capital Management†	1.0	64,000	1,161
TD Ameritrade Holding*	0.6	36,500	716
Transatlantic Holdings	0.6	13,900	697
Other Securities	13.1		15,701

			19,634

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 8.1%
Community Health Systems*	0.6%	20,700	$661
Kinetic Concepts*	0.7	21,800	806
Other Securities	6.8		8,301

			9,768

Industrials — 11.3%
Con-way	0.6	17,000	652
Flowserve	0.5	6,500	641
Fluor (A)	0.7	15,800	803
ITT	0.6	14,500	756
KBR	0.6	30,600	713
L-3 Communications Holdings	0.9	12,800	1,028
Oshkosh Truck (A)	0.8	29,600	916
Other Securities	6.6		8,063

			13,572

Information Technology — 17.9%
Arrow Electronics*	0.6	25,000	704
Avnet*	0.7	31,800	826
CA	0.7	40,900	899
Computer Sciences*	0.8	17,400	917
Fiserv*	1.0	24,600	1,186
Harris	0.6	20,000	752
Ingram Micro, Cl A*	0.5	38,200	644
Marvell Technology Group*	0.7	47,900	775
Seagate Technology	0.6	44,800	682
Silicon Laboratories* (A)	0.6	14,500	672
Western Digital*	1.1	38,100	1,392
Other Securities	10.0		11,988

			21,437

Materials — 7.3%
Ashland	0.6	15,900	687
Celanese, Ser A	0.7	32,400	810
Crown Holdings*	0.7	29,400	800
Lubrizol	0.7	11,200	800
Nalco Holding	0.6	38,100	781
Owens-Illinois*	0.7	21,800	804
Pactiv*	0.7	33,800	881
Other Securities	2.6		3,239

			8,802

Telecommunication Services — 2.1%
NII Holdings*	0.8	31,400	941
Other Securities	1.3		1,579

			2,520

SEI Institutional Managed Trust / Annual Report / September 30, 2009	53

SUMMARY SCHEDULE OF INVESTMENTS

Mid-Cap Fund (Concluded)

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 8.4%
AES*	0.8%	66,100	$980
DTE Energy	0.6	20,100	706
Mirant*	0.6	46,200	759
UGI	0.7	34,500	865
Other Securities	5.7		6,788

			10,098

Total Common Stock (Cost $98,960) ($ Thousands)			117,011

AFFILIATED PARTNERSHIP — 13.6%
SEI Liquidity Fund, L.P., 0.400% (B)**††	13.6	16,737,610	16,372

Total Affiliated Partnership (Cost $16,738) ($ Thousands)			16,372

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%**††	2.9	3,526,668	3,527

Total Cash Equivalent (Cost $3,527) ($ Thousands)			3,527

U.S. TREASURY OBLIGATION (C) — 0.4%
Other Securities	0.4		430

Total U.S. Treasury Obligation (Cost $430) ($ Thousands)			430

Total Investments — 114.3% (Cost $119,655) ($ Thousands)			$137,340

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	52	Dec-2009	$111

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $120,146 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2009.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at September 30, 2009 (see Note 9). The total market value of securities on loan at September 30, 2009 was $16,303 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total market value of such securities as of September 30, 2009 was $16,372 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P.	— Limited Partnership

Ser — Series

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities”. For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$117,011	$—	$—	$117,011
Affiliated Partnership	—	16,372	—	16,372
U.S. Treasury Obligation	—	430	—	430
Cash Equivalent	3,527	—	—	3,527

Total Investments in Securities	$120,538	$16,802	$—	$137,340

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$111	$—	$—	$111

*	Futures contracts are valued at unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

54	SEI Institutional Managed Trust / Annual Report / September 30, 2009

SUMMARY SCHEDULE OF INVESTMENTS

U.S. Managed Volatility Fund

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.8%

Consumer Discretionary — 6.2%
Strayer Education	0.5%	9,478	$2,063
Other Securities	5.7		21,650

			23,713

Consumer Staples — 14.4%
Altria Group	1.1	240,091	4,276
Brown-Forman, Cl B	0.8	66,913	3,226
Campbell Soup	0.6	73,907	2,411
Hormel Foods	1.4	155,435	5,521
Lorillard	1.2	60,492	4,495
Philip Morris International	1.2	91,763	4,473
Reynolds American	1.1	97,361	4,334
SYSCO	1.1	172,817	4,295
Tyson Foods, Cl A	0.8	255,150	3,222
Other Securities	5.1		18,583

			54,836

Energy — 4.5%
Exxon Mobil	0.6	32,925	2,259
Other Securities	3.9		15,001

			17,260

Financials — 14.0%
Bank of Hawaii	1.0	86,546	3,595
Capitol Federal Financial	0.6	66,258	2,181
Commerce Bancshares	1.3	137,160	5,108
Cullen/Frost Bankers	0.8	58,457	3,019
People’s United Financial	1.0	252,536	3,930
TFS Financial	1.0	322,772	3,841
Other Securities	8.3		31,665

			53,339

Health Care — 22.3%
Abbott Laboratories	1.5	112,146	5,548
AmerisourceBergen	1.7	284,696	6,371
Amgen*	1.2	75,283	4,534
Baxter International	0.8	55,195	3,147
Becton Dickinson	1.1	57,460	4,008

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Biogen Idec*	1.2%	87,289	$4,410
C.R. Bard	0.9	43,014	3,381
Edwards Lifesciences*	0.7	36,766	2,570
Forest Laboratories*	1.0	123,040	3,622
Genzyme*	1.4	95,329	5,408
Gilead Sciences*	1.1	94,370	4,396
Johnson & Johnson	1.1	69,099	4,207
McKesson	1.7	107,620	6,409
Techne	1.2	73,109	4,573
Watson Pharmaceuticals*	0.5	56,443	2,068
Other Securities	5.2		20,174

			84,826

Industrials — 4.0%
C.H. Robinson Worldwide	0.5	35,193	2,032
Other Securities	3.5		13,038

			15,070

Information Technology — 11.2%
Analog Devices	0.7	102,524	2,828
Intel	1.1	223,543	4,375
Tech Data*	1.1	94,708	3,941
Texas Instruments	1.1	177,216	4,198
Visa, Cl A	0.8	44,823	3,098
Other Securities	6.4		24,420

			42,860

Materials — 3.7%
Newmont Mining	1.0	89,374	3,934
Other Securities	2.7		10,079

			14,013

Telecommunication Services — 2.4%
AT&T	0.6	79,900	2,158
Other Securities	1.8		6,921

			9,079

Utilities — 12.1%
AGL Resources	0.8	82,355	2,905
Alliant Energy	0.6	75,713	2,109
Atmos Energy	0.9	125,435	3,535
Nicor	0.7	75,296	2,755
NSTAR	0.8	89,964	2,863
OGE Energy	0.5	60,203	1,991
Sempra Energy	0.5	41,419	2,063
UGI	0.6	86,870	2,177
Vectren	0.6	105,405	2,428
Wisconsin Energy	1.1	94,324	4,261
Other Securities	5.0		19,041

			46,128

Total Common Stock (Cost $326,704) ($ Thousands)			361,124

SEI Institutional Managed Trust / Annual Report / September 30, 2009	55

SUMMARY SCHEDULE OF INVESTMENTS

U.S. Managed Volatility Fund (Concluded)

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%**†	4.4%	16,834,444	$16,834

Total Cash Equivalent (Cost $16,834) ($ Thousands)			16,834

U.S. TREASURY OBLIGATION (A) — 0.2%
Other Securities	0.2		900

Total U.S. Treasury Obligation (Cost $900) ($ Thousands)			900

Total Investments — 99.4% (Cost $344,438) ($ Thousands)			$378,858

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	147	Dec-2009	$181

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $381,004 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2009.

†	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities”. For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$361,124	$—	$—	$361,124
U.S. Treasury Obligation	—	900	—	900
Cash Equivalent	16,834	—	—	16,834

Total Investments in Securities	$377,958	$900	$—	$378,858

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$181	$—	$—	$181

*	Futures contracts are valued at unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

56	SEI Institutional Managed Trust / Annual Report / September 30, 2009

SUMMARY SCHEDULE OF INVESTMENTS

Global Managed Volatility Fund

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Australia — 5.7%
Amcor	0.6%	285,802	$1,382
Iluka Resources	0.9	539,788	1,896
Origin Energy	0.6	86,754	1,250
Telstra	1.2	902,359	2,604
Other Securities	2.4		5,131

			12,263

Belgium — 3.1%
Belgacom	0.6	35,455	1,380
Colruyt	1.1	9,836	2,309
Mobistar	1.2	36,229	2,504
Other Securities	0.2		488

			6,681

Bermuda — 0.1%
Other Securities	0.1		99

Canada — 14.5%
Alimentation Couche Tard, Cl B	1.3	156,800	2,739
Empire, Cl A	0.6	33,000	1,344
Enbridge	0.9	50,300	1,948
Fortis	0.8	73,300	1,706
Royal Bank of Canada	0.6	23,300	1,249
Saputo	0.6	56,400	1,321
TELUS	1.3	92,500	2,933
Toronto-Dominion Bank	0.6	19,900	1,284
Other Securities	7.8		16,456

			30,980

Cayman Islands — 0.1%
Other Securities	0.1		161

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Denmark — 2.1%
Novo Nordisk, Cl B	1.5%	51,407	$3,215
Other Securities	0.6		1,154

			4,369

Finland — 0.4%
Other Securities	0.4		938

France — 1.7%
France Telecom	0.8	63,582	1,692
Other Securities	0.9		2,034

			3,726

Germany — 2.5%
Beiersdorf	0.8	29,909	1,755
Other Securities	1.7		3,620

			5,375

Greece — 0.1%
Other Securities	0.1		281

Hong Kong — 2.4%
CLP Holdings	1.3	402,000	2,728
HongKong Electric Holdings	0.9	341,500	1,873
Other Securities	0.2		603

			5,204

Ireland — 0.5%
Other Securities	0.5		1,056

Italy — 0.0%
Other Securities	0.0		70

Japan — 22.7%
Asahi Breweries	0.8	90,300	1,656
Astellas Pharma	0.7	35,100	1,447
Benesse	1.0	43,000	2,113
Chubu Electric Power	1.0	88,100	2,145
FamilyMart	0.6	41,300	1,333
Hokuriku Electric Power	0.6	50,100	1,279
Kansai Electric Power	0.8	74,800	1,813
Keihin Electric Express Railway	0.7	167,000	1,419
Kyushu Electric Power	0.7	64,200	1,459
Lawson	0.8	34,300	1,597
Nitori	0.6	15,550	1,329
Takeda Pharmaceutical	0.6	31,000	1,295
Tobu Railway	0.7	241,000	1,475
Other Securities	13.1		28,193

			48,553

Luxembourg — 0.2%
Other Securities	0.2		361

SEI Institutional Managed Trust / Annual Report / September 30, 2009	57

SUMMARY SCHEDULE OF INVESTMENTS

Global Managed Volatility Fund (Concluded)

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Netherlands — 0.9%
Other Securities	0.9%		$1,902

New Zealand — 0.1%
Other Securities	0.1		154

Spain — 0.6%
Other Securities	0.6		1,297

Sweden — 0.3%
Other Securities	0.3		692

Switzerland — 2.9%
Novartis	0.6	24,938	1,246
Synthes	0.9	16,615	2,000
Other Securities	1.4		2,930

			6,176

United Kingdom — 6.6%
BAE Systems	0.8	313,302	1,750
Reckitt Benckiser Group	1.3	56,386	2,758
Reed Elsevier	0.9	247,443	1,853
Smith & Nephew	0.6	152,777	1,370
Other Securities	3.0		6,377

			14,108

United States — 28.5%
Abbott Laboratories	1.1	46,900	2,320
Affiliated Computer Services, Cl A*	0.6	24,500	1,327
Apollo Group, Cl A*	1.1	32,200	2,372
C.R. Bard	1.6	42,800	3,365
Campbell Soup	1.1	74,600	2,434
Family Dollar Stores	0.9	73,100	1,930
General Mills	1.3	43,600	2,807
Raytheon	1.0	46,500	2,231
SAIC*	0.7	85,100	1,493
TJX	0.7	37,600	1,397
Wal-Mart Stores	1.5	67,100	3,294
Other Securities	16.9		35,915

			60,885

Total Common Stock (Cost $186,457) ($ Thousands)			205,331

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%**†	2.8	5,984,299	5,984

Total Cash Equivalent (Cost $5,984) ($ Thousands)			5,984

Description	Percentage of Net Assets (%)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION (A) — 0.3%
Other Securities	0.3%	$635

Total U.S. Treasury Obligation (Cost $635) ($ Thousands)		635

Total Investments — 99.1% (Cost $193,076) ($ Thousands)		$211,950

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50	23	Dec-2009	$13
FTSE 100 Index	8	Dec-2009	17
Hang Seng Index	1	Oct-2009	—
S&P 500 Composite Index	10	Dec-2009	62
SPI 200 Index	3	Dec-2009	7

			$99

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at September 30, 2009, is as follows:

Settle Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/29/09	AUD	11,782	USD	10,175	$(197)
10/29/09	CAD	37,831	USD	34,733	(525)
10/29/09	EUR	21,928	USD	32,213	165
10/29/09	GBP	9,472	USD	15,098	(46)
10/29/09	JPY	4,834,034	USD	53,746	(264)
10/29/09	USD	177	AUD	201	—
10/29/09	USD	680	CAD	730	1
10/29/09	USD	310	EUR	212	—
10/29/09	USD	88	GBP	55	—
10/29/09	USD	1,716	JPY	153,829	3

					$(863)

Percentages are based on Net Assets of $213,790 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2009.

†	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities”. For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

58	SEI Institutional Managed Trust / Annual Report / September 30, 2009

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$205,331	$—	$—	$205,331
U.S. Treasury Obligation	—	635	—	635
Cash Equivalent	5,984	—	—	5,984

Total Investments in Securities	$211,315	$635	$—	$211,950

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$99	$—	$—	$99
Forwards	—	(863)	—	(863)

	$99	$(863)	$—	$(764)

*	Futures contracts are valued at unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	59

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Managed Volatility Fund

September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.2%

Consumer Discretionary — 6.0%
Other Securities	6.0%		$10,413

Consumer Staples — 21.9%
Altria Group	1.2	113,009	2,013
Brown-Forman, Cl B	0.7	25,558	1,232
Campbell Soup	0.6	32,391	1,057
Church & Dwight	1.4	42,119	2,390
Coca-Cola	1.0	32,302	1,735
Colgate-Palmolive	1.1	23,823	1,817
General Mills	1.6	43,826	2,821
Hershey	0.7	28,694	1,115
HJ Heinz	0.6	25,538	1,015
Hormel Foods	1.1	51,728	1,837
JM Smucker	0.8	27,275	1,446
Kellogg	1.3	45,912	2,260
Kimberly-Clark	1.5	42,802	2,524
Lorillard	1.3	31,111	2,312
McCormick	0.7	36,417	1,236
PepsiCo	0.6	17,439	1,023
Philip Morris International	1.1	37,370	1,821
Procter & Gamble	0.9	28,324	1,641
Reynolds American	1.1	44,568	1,984
Wal-Mart Stores	1.0	33,220	1,631
Other Securities	1.6		2,809

			37,719

Energy — 3.9%
Other Securities	3.9		6,647

Financials — 12.3%
Capitol Federal Financial	1.3	68,861	2,267
Commerce Bancshares	1.1	49,642	1,849
People’s United Financial	1.0	114,013	1,774
TFS Financial	1.4	193,130	2,298
Wesco Financial	0.7	3,524	1,147
Other Securities	6.8		11,898

			21,233

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 17.0%
Abbott Laboratories	0.8%	28,631	$1,416
Allscripts Healthcare Solutions	1.5	125,429	2,542
AmerisourceBergen	1.2	92,948	2,080
Dentsply International	0.9	44,942	1,552
Edwards Lifesciences*	0.7	18,044	1,261
Henry Schein*	1.0	30,968	1,701
Idexx Laboratories*	1.0	33,956	1,698
Johnson & Johnson	1.1	31,109	1,894
Techne	1.1	30,980	1,938
Wyeth	1.2	42,208	2,051
Other Securities	6.5		11,228

			29,361

Industrials — 5.1%
Dun & Bradstreet	0.5	12,276	925
Stericycle*	0.7	23,418	1,134
Other Securities	3.9		6,760

			8,819

Information Technology — 10.6%
Diebold	0.6	31,849	1,049
Google, Cl A*	1.3	4,572	2,267
IAC*	1.2	102,041	2,060
Tech Data*	0.8	34,512	1,436
Zebra Technologies, Cl A*	0.7	48,247	1,251
Other Securities	6.0		10,117

			18,180

Materials — 3.4%
Newmont Mining	1.2	45,183	1,989
Other Securities	2.2		3,880

			5,869

Telecommunication Services — 2.8%
CenturyTel	0.6	28,803	968
Other Securities	2.2		3,843

			4,811

Utilities — 11.2%
Consolidated Edison	0.6	24,656	1,009
NSTAR	1.4	78,413	2,495
OGE Energy	0.9	48,498	1,604
SCANA	0.6	29,444	1,028
Vectren	0.8	60,645	1,397
Wisconsin Energy	0.9	32,605	1,473
Other Securities	6.0		10,216

			19,222

Total Common Stock (Cost $145,451) ($ Thousands)			162,274

60	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%**†	4.3%	7,455,426	$7,455

Total Cash Equivalent (Cost $7,455) ($ Thousands)			7,455

U.S. TREASURY OBLIGATION (A) — 0.3%
Other Securities	0.3		440

Total U.S. Treasury Obligation (Cost $440) ($ Thousands)			440

Total Investments — 98.8% (Cost $153,346) ($ Thousands)			$170,169

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	72	Dec-2009	$61

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $172,265 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2009.

†	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities”. For further detail the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$162,274	$—	$—	$162,274
U.S. Treasury Obligation	—	440	—	440
Cash Equivalent	7,455	—	—	7,455

Total Investments in Securities	$169,729	$440	$—	$170,169

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$61	$—	$—	$61

*	Futures contracts are valued at unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	61

SCHEDULE OF INVESTMENTS

Real Estate Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.9%

Consumer Discretionary — 0.4%
Accor	10,529	$585
Thomas Cook Group	85,239	317

		902

Financials — 90.5%
AMB Property† (A)	597,050	13,702
Annaly Capital Management†	233,594	4,237
Apartment Investment & Management, ClA† (A)	364,534	5,377
AvalonBay Communities† (A)	116,198	8,451
Boston Properties† (A)	193,833	12,706
Brandywine Realty Trust†	192,050	2,120
Brookfield Asset Management, Cl A	194,100	4,408
Camden Property Trust† (A)	80,200	3,232
Corporate Office Properties Trust† (A)	73,950	2,727
CreXus Investment*†	24,600	352
Douglas Emmett† (A)	646,449	7,938
Equity Residential† (A)	314,300	9,649
Essex Property Trust† (A)	104,000	8,276
Extra Space Storage† (A)	274,950	2,901
Federal Realty Investment Trust† (A)	67,850	4,164
Forest City Enterprises, Cl A	348,600	4,661
HCP†	278,200	7,996
Health Care†	15,000	624
Host Hotels & Resorts† (A)	996,344	11,727
Kimco Realty†	366,000	4,773
Liberty Property Trust†	70,200	2,284
Macerich† (A)	172,262	5,225
MFA Financial†	120,900	962
Mitsubishi Estate	55,000	867
Post Properties† (A)	200,500	3,609
Public Storage† (A)	171,004	12,866
Regency Centers† (A)	182,800	6,773
Riocan Real Estate Investment Trust*	2,500	42
RioCan Real Estate Investment Trust†	86,300	1,447
Saul Centers†	90,700	2,912
Senior Housing Properties Trust†	145,300	2,777
Simon Property Group† (A)	222,960	15,480
Sovran Self Storage†	2,300	70
UDR† (A)	239,500	3,770
Unibail (France)†	10,403	2,159
Ventas† (A)	185,850	7,155

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Verde Realty PIPE* (C) (D)	21,400	$451
Vornado Realty Trust† (A)	176,141	11,345

		200,215

Total Common Stock (Cost $166,323) ($ Thousands)		201,117

CONVERTIBLE BOND — 0.4%

Financials — 0.4%
Forest City Enterprises CV to 15.0631
3.625%, 10/15/11	$1,092	991

Total Convertible Bond (Cost $701) ($ Thousands)		991

AFFILIATED PARTNERSHIP — 32.5%
SEI Liquidity Fund, L.P., 0.400% (B)**††	73,574,556	71,933

Total Affiliated Partnership (Cost $73,575) ($ Thousands)		71,933

CASH EQUIVALENT — 6.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%**††	14,277,412	14,277

Total Cash Equivalent (Cost $14,277) ($ Thousands)		14,277

Total Investments — 130.3% (Cost $254,876) ($ Thousands)		$288,318

Percentages are based on Net Assets of $221,360 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2009.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at September 30, 2009 (see Note 9). The total market value of securities on loan at September 30, 2009 was $71,426 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total market value of such securities as of September 30, 2009 was $71,933 ($ Thousands).

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2009, was $451 ($ Thousands) and represented 0.20% of Net Assets.

(D)	Security considered illiquid and restricted. The total market value of such securities as of September 30, 2009, was $451 ($ Thousands) and represented 0.20% of Net Assets.

Cl — Class

CV — Convertible Security

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

62	SEI Institutional Managed Trust / Annual Report / September 30, 2009

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$200,666	$—	$451	$201,117
Convertible Bond	—	991	—	991
Affiliated Partnership	—	71,933	—	71,933
Cash Equivalent	14,277	—	—	14,277

Total Investments in Securities	$214,943	$72,924	$451	$288,318

The following is a reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2008	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	451

Ending balance as of September 30, 2009	$451

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$—

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	63

SCHEDULE OF INVESTMENTS

Enhanced Income Fund

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 24.9%
Aeroflex, Tranche B-1
3.738%, 08/15/14	$540	$497
3.500%, 08/15/14	160	147
Affinion, Term B Loan
2.761%, 10/17/12	560	536
Allison Transmission, Term B Loan
3.000%, 08/07/14	898	782
Alpha Topco, 2nd Lien
2.516%, 06/30/14	1,000	770
Aramark
3.750%, 01/26/14	32	30
2.473%, 01/26/14	508	473
Ashland, Term B Loan
7.650%, 05/13/14	367	375
Asurion 1st Lien Term Loan
3.246%, 07/03/14	269	256
3.244%, 07/03/14	269	256
3.244%, 07/03/14	137	130
BBN Acquisition
7.250%, 07/25/15	540	547
Biomet
3.281%, 03/25/15	559	537
Boise Paper Holdings, 2nd Lien
9.250%, 02/22/15	1,000	985
Boozal, Term B Loan
7.500%, 07/02/15	137	138
Burlington Coat Factory
2.630%, 05/28/13	397	362
2.560%, 05/28/13	397	362
Calpine
3.475%, 03/29/14	1,498	1,371
CBRL Group, Term Loan B-1
1.770%, 04/27/13	354	341
CBRL Group, Term B-2 Delayed Draw
1.770%, 04/26/13	21	21
Cebridge PIK
6.285%, 05/05/14	850	818
Cedar Fair
2.261%, 08/30/12	118	113
2.246%, 08/30/12	59	56
Cedar Fair, Term B Loan
4.261%, 08/30/14	643	624
Celanese Holdings, Term B Loan
2.345%, 04/02/14	540	509

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Charter
0.000%, 03/05/14 (H)	$140	$132
Charter, Term B Loan
0.000%, 03/06/14 (H)	559	526
Cinemark
2.081%, 10/05/13	540	519
Clearchannel, Term B Loan
0.000%, 01/29/16 (H)	550	413
Commscope, Term B Loan
3.098%, 12/26/14	560	547
Community Health Systems
2.613%, 07/25/14	1,047	983
2.511%, 07/25/14	39	36
2.496%, 07/25/14	15	14
Da Vita, Term Loan B-1
1.750%, 10/05/12	550	530
Dana Corporation
7.250%, 01/31/15	253	225
Dana Corporation, Term B Loan
0.000%, 01/31/15 (H)	297	265
Dealer Computer Services, 1st Lien
2.246%, 10/26/12	823	721
Dex Media West
7.000%, 10/24/14	673	574
DirecTV, Term C Loan
5.250%, 04/13/13	557	557
Discovery Communications, Term A Loan
0.000%, 05/14/14 (H)	672	678
DJO Finance, Term B Loan
3.400%, 05/20/14	559	538
Dollar General, Tranche B-2
2.996%, 07/07/14	998	960
Dynegy Holdings
4.020%, 04/02/13	815	782
Education Media & Publishing, Term B Loan
5.246%, 06/10/14	754	622
Enterprise GP Holdings
2.499%, 11/10/14	400	389
Federal Mogul, Term B Loan
3.875%, 12/29/14	594	455
Federal Mogul, Term C Loan
2.177%, 12/28/15	303	232
Flextronics International, Term Loan A-2
2.511%, 10/01/14	334	299
Flextronics International, Term Loan A-3
2.511%, 10/01/14	389	348
Fontainebleau Miami, Term B Loan
10.000%, 06/06/12 (I)	2,500	1,275
Freescale Semiconductor
12.500%, 12/15/14	623	623
Georgia Pacific, Term Loan B-1
2.320%, 12/20/12	482	463

64	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Graphic Packaging International, Incremental Term Loan
3.265%, 05/16/14	$560	$544
Green Valley Ranch Gaming, 1st Lien
0.000%, 02/16/14 (H)	550	410
Hanesbrand, Term B Loan
5.254%, 09/05/13	526	527
Harrah’s Operating
3.504%, 01/28/15	807	655
HCA, Tranche B
2.847%, 11/18/13	1,015	958
Hertz LOC.
0.292%, 12/21/12	85	80
Hertz, Term B Loan
2.000%, 12/21/12	464	437
Hexion Speciality Chemical, Term Loan C-1
2.875%, 05/05/13	983	817
Hexion Speciality Chemical, Term Loan C-2
2.875%, 05/05/13	213	177
Hub International Delayed Draw
2.778%, 06/13/14	133	119
Hub International Ltd., Initial Term Loan
2.777%, 06/13/14	590	528
Iasis Healthcare
2.310%, 03/15/14	35	33
2.261%, 03/15/14	130	122
Iasis Healthcare, Term B Loan
2.261%, 03/15/14	375	353
INEOS Group, Term B Loan
0.000%, 12/16/13 (H)	750	628
INEOS Group, Term C Loan
0.000%, 12/16/14 (H)	750	631
Infor Global Solutions 1st Lien Delayed Draw Term Loan
4.020%, 07/28/12	69	62
0.000%, 07/28/12 (H)	166	150
Infor Global Solutions 1st Lien Initial U.S. Term Loan
4.020%, 07/28/12	24	22
4.020%, 07/28/12	108	97
0.000%, 07/28/12 (H)	447	404
Infor Global Solutions 2nd Lien Delayed Draw Dollar Loan
0.000%, 07/28/12 (H)	126	84
6.511%, 07/28/12	2	1
6.511%, 07/28/12	11	7
Infor Global Solutions 2nd Lien Initial Dollar Loan
0.000%, 07/28/12 (H)	479	315
6.511%, 07/28/12	22	14
Integra Telecom
10.500%, 08/31/13	698	692

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intelsat Bermuda
3.253%, 02/01/14	$1,350	$1,207
Inverness Medical, 2nd Lien
0.000%, 06/26/15 (H)	560	540
Jetro Holdings
2.492%, 07/02/14	550	529
JHT Holding, 2nd Lien
12.500%, 12/21/12	36	29
Lake at Las Vegas (I)
15.460%, 06/20/12	2,431	102
Lake at Las Vegas, DIP
7.810%, 07/16/10	1,353	677
7.810%, 06/20/12	1,000	500
Lake at Las Vegas, Revolving Loan (I)
16.100%, 06/20/12	241	10
Lamar Media
5.500%, 09/30/12	395	392
Land Investment Consortium, 1st Lien (I)
6.428%, 05/09/11	894	268
Language Line, Term Loan B-1
3.850%, 05/14/11	550	542
Life Tech, Term B Loan
5.250%, 11/21/15	498	500
Meg Energy
2.600%, 03/30/13	94	90
Meg Energy, Term C Loan
2.600%, 03/30/13	465	443
Metro PCS Wireless, Tranche B
2.661%, 11/04/13	967	924
Mylan Laboratories, Term B Loan
3.550%, 10/02/14	975	948
Mylan Laboratories, Term B Loan
3.550%, 10/02/14	275	267
Nalco, Term B Loan
6.500%, 05/06/16	559	568
Navistar Financial
3.496%, 01/19/12	625	607
Nielson Finance
2.249%, 12/31/17	800	753
Niska Gas Storage U.S. Term B
1.994%, 05/12/13	66	63
Niska Gas Storage Delayed Draw
1.996%, 05/12/13	41	39
Niska Gas Storage Canada
1.994%, 05/12/13	542	522
NRG Holdings LOC
0.398%, 02/01/13	195	184
NRG Holdings, Term B Loan
2.252%, 02/01/13	364	344
Oshkosh, Term B Loan
6.330%, 12/06/13	605	604
Pinnacle Foods Group
3.009%, 04/19/14	978	916

SEI Institutional Managed Trust / Annual Report / September 30, 2009	65

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Regal Cinemas
4.033%, 10/27/13	$414	$412
Remax International, Term Loan B-2
7.750%, 12/17/12	225	220
Sensata Technologies, Term B Loan
0.000%, 04/27/13 (H)	360	307
Serena Software
2.322%, 03/11/13	596	550
Sirva Revolving Credit Loan Exit Finance
9.500%, 05/12/12	256	102
Sirva Worldwide
0.500%, 05/12/12 (A)	531	319
Sorenson Communications
6.895%, 06/30/14	550	425
Sorenson Communications, 2nd Lien
7.246%, 02/16/14	275	255
Sunguard Data Systems
3.948%, 02/28/16	540	526
Texas Competitive Electric Holdings, Tranche B-2
3.754%, 10/10/14	1,935	1,539
Thomson Learning
2.750%, 07/03/14	747	668
Travelport LLC LOC
2.783%, 08/23/13	57	53
Travelport LLC, Term B Loan
2.759%, 08/23/13	316	292
2.746%, 08/23/13	186	173
Travelport LLC, Term C Loan
7.783%, 08/23/13	209	213
United Surgical Partners
2.250%, 04/19/14	102	94
United Surgical Partners, Tranche B
2.374%, 04/19/14	448	413
Univision Communications
2.532%, 09/29/14	176	148
0.000%, 09/29/14 (H)	220	185
Verint Systems
3.500%, 05/27/14	1,864	1,690
VWR International, Term B Loan
2.746%, 06/29/14	623	578
Waiccs Las Vegas 3 LLC, 2nd Lien
11.250%, 07/30/10	2,000	195
WideOpenWest Finance, 1st Lien
2.761%, 06/30/14	1,446	1,344
WM. Bolthouse Farms, 1st Lien
2.563%, 12/17/12	659	643
Wrigley Jr., Tranche B
6.500%, 10/06/14	609	620

Total Loan Participations (Cost $64,190) ($ Thousands)		58,141

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 22.3%

Agency Mortgage-Backed Obligations — 10.8%
FHLMC TBA
4.500%, 10/23/13	$2,500	$2,587
FHLMC
6.000%, 09/01/26	719	767
2.875%, 04/30/10	3,000	3,045
FNMA TBA
6.500%, 10/01/37	5,000	5,344
4.500%, 10/20/21	2,500	2,588
FNMA
6.500%, 09/01/26	455	491
6.000%, 01/01/27	1,761	1,877
4.750%, 04/19/10	4,000	4,092
FNMA TBA
6.000%, 11/01/14 to 11/01/26	4,130	4,403

		25,194

Non-Agency Mortgage-Backed Obligations — 11.5%
American Tower Trust, Ser 2007-1A, Cl D
5.957%, 04/15/37 (B)	1,250	1,200
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
4.766%, 11/25/34 (C)	258	227
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
4.702%, 04/25/35 (C)	756	608
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
4.865%, 10/25/35 (C)	584	463
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A2
0.516%, 12/25/36 (B) (C)	474	231
Citigroup Commercial Mortgage Trust, Ser 2006-FL2, Cl D
0.453%, 08/15/21 (B) (C)	400	248
Citigroup Commercial Mortgage Trust, Ser 2007-FL3A, Cl J
1.193%, 04/15/22 (B) (C)	775	76
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
3.484%, 09/25/34 (C)	169	141
Citigroup Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1
4.900%, 10/25/35 (C)	628	496
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.343%, 12/15/20 (B) (C)	948	698
Crown Castle Towers LLC, Ser 2006-1A, Cl E
6.065%, 11/15/36 (B)	1,775	1,766

66	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Crusade Global Trust, Ser 2007-1, Cl A1
0.570%, 04/19/38 (C)	$914	$839
First Horizon Alternative Mortgage Securities, Ser 2005-AA3, Cl 3A1
5.367%, 05/25/35 (C)	1,157	873
First Horizon Asset Securities, Ser 2005-AR4, Cl 2A1
5.338%, 10/25/35 (C)	996	764
Granite Master Issuer PLC, Ser 2007-1, Cl 1C1
0.546%, 12/20/54 (C)	410	84
Granite Master Issuer PLC, Ser 2007-2, Cl 2C1
0.673%, 12/17/54 (C)	525	105
Greenwich Capital Commercial Funding, Ser 2006-FL4A, Cl C
0.483%, 11/15/21 (B) (C)	810	294
GS Mortgage Securities II, Ser 2007-EOP, Cl K
1.304%, 03/06/20 (B) (C)	380	281
Harborview Mortgage Loan Trust, Ser 2005-14, Cl 3A1A
5.312%, 12/19/35 (C)	1,136	875
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.506%, 04/25/35 (C)	352	204
Impac CMB Trust, Ser 2005-4, Cl 1M1
0.676%, 05/25/35 (C)	535	130
Interstar Millennium Trust, Ser 2002-1G, Cl A2
1.100%, 07/07/34 (C)	51	47
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-FL2A, Cl J
0.893%, 11/15/18 (B) (C)	1,962	624
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
5.251%, 10/25/36 (C)	983	811
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
5.406%, 05/25/37 (C)	1,812	1,262
Leek Finance PLC, Ser 2006-18A, Cl A2B
0.422%, 09/21/38 (B) (C)	352	280
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
3.902%, 12/25/34 (C)	352	279
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
4.482%, 02/25/35 (C)	1,343	1,205
Merrill Lynch Mortgage Investors, Ser 2005-A9, Cl 2A1E
5.150%, 12/25/35 (C)	1,732	1,389
MLCC Mortgage Investors, Ser 2006-1, Cl 2A1
5.184%, 02/25/36 (C)	864	764

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2007-XLFA, Cl C
0.404%, 10/15/20 (B) (C)	$1,025	$311
MortgageIT Trust, Ser 2005-5, Cl A1
0.506%, 12/25/35 (C)	1,183	688
Permanent Master Issuer PLC, Ser 2006-1, Cl 2C
0.909%, 07/15/42 (C)	700	697
Prudential Commercial Mortgage Trust, Ser 2003-PWR1, Cl A1
3.669%, 02/11/36	624	629
Residential Funding Mortgage Securities I, Ser 2006-SA1, Cl 1A1
5.668%, 02/25/36 (C)	522	396
Residential Funding Mortgage Securities I, Ser 2007-SA2, Cl 2A2
5.659%, 04/25/37 (C)	839	535
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.566%, 11/20/34 (C)	254	180
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.546%, 12/20/34 (C)	198	137
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.466%, 03/20/35 (C)	107	67
Sequoia Mortgage Trust, Ser 2007-1, Cl 2A1
5.773%, 02/20/47 (C)	1,625	1,263
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005-AR3, Cl A2
4.638%, 03/25/35 (C)	1,022	898
Washington Mutual Mortgage Pass- Through Certificates, Ser 2006-AR2, Cl 1A1
5.282%, 03/25/37 (C)	604	451
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
4.531%, 01/25/35 (C)	559	519
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
4.489%, 02/25/35 (C)	687	620
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR2, Cl 2A2
4.537%, 03/25/35 (C)	622	565
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR16, Cl A1
5.681%, 10/25/36 (C)	1,328	938
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 2A1
5.240%, 07/25/36 (C)	962	740

		26,898

Total Mortgage-Backed Securities (Cost $62,072) ($ Thousands)		52,092

SEI Institutional Managed Trust / Annual Report / September 30, 2009	67

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 19.4%

Consumer Discretionary — 0.6%
MGM Mirage
11.375%, 03/01/18 (B)	$135	$127
President and Fellows of Harvard College
3.700%, 04/01/13	1,060	1,098
Sirius XM Radio
9.750%, 09/01/15 (B)	110	112

		1,337

Financials — 14.1%
Banco Santander Chile
0.659%, 12/09/09 (B) (C)	1,750	1,746
Bank of America
0.489%, 06/22/12 (C)	1,500	1,508
BTM Curacao Holdings MTN
4.760%, 07/21/15 (B) (C)	1,000	985
Citibank
0.680%, 10/12/09 (C)	2,250	2,253
Citigroup
0.943%, 08/25/36 (C)	1,500	773
Citigroup Funding
0.821%, 04/30/12 (C)	375	378
0.284%, 06/03/11 (C)	375	375
Everest Reinsurance Holdings
8.750%, 03/15/10	1,050	1,078
General Electric Capital
0.292%, 12/21/12 (C)	5,150	5,148
GMAC
0.292%, 09/19/09 (C)	1,250	1,250
ILFC E-Capital Trust I
5.900%, 12/21/65 (B) (C)	1,000	505
JPMorgan Chase
0.529%, 06/15/12 (C)	1,500	1,510
JPMorgan Chase Capital XXI, Ser U
1.433%, 02/02/37 (C)	2,550	1,684
Liberty Property L.P.
7.250%, 03/15/11‡	1,000	1,039
MBIA Insurance
14.000%, 01/15/33 (B) (C)	1,000	440
Mellon Funding
0.590%, 05/15/14 (C)	2,100	1,956
Merrill Lynch
1.059%, 09/15/36 (C)	700	454
Monumental Global Funding III
0.709%, 01/15/14 (B) (C)	1,800	1,500
Morgan Stanley
0.744%, 02/10/12 (C)	1,150	1,158
Prudential Financial MTN
5.100%, 12/14/11	310	322
State Street
0.591%, 04/30/12 (C)	1,215	1,194

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State Street Bank and Trust
0.499%, 09/15/11 (C)	$960	$964
State Street Capital Trust IV
1.299%, 06/15/37 (C)	850	548
Unitrin
6.000%, 05/15/17	1,270	1,033
4.875%, 11/01/10	1,000	990
VTB 24 Capital PLC, Ser E MTN
1.449%, 12/07/09 (C)	1,000	995
Western Union
5.400%, 11/17/11	1,175	1,252

		33,038

Health Care — 0.9%
Quest Diagnostics
5.125%, 11/01/10	1,000	1,026
UnitedHealth Group
1.768%, 02/07/11 (C)	1,000	1,000

		2,026

Industrials — 0.8%
Continental Airlines, Ser 061G
0.698%, 06/02/13 (C)	1,000	755
Language Line
11.125%, 06/15/12	700	719
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (B)	550	473

		1,947

Materials — 0.8%
Berry Plastics
5.259%, 02/15/15 (C)	540	497
NewPage
11.375%, 12/31/14 (B)	480	471
Verso Paper Holdings
11.500%, 07/01/14 (B)	825	846

		1,814

Regional Agencies — 0.2%
Republic of Trinidad & Tobago
9.875%, 10/01/09	500	500

Telecommunication Services — 1.4%
Corning
6.050%, 06/15/15	1,000	1,013
Telecom Italia Capital
1.120%, 07/18/11 (C)	1,000	992
Vodafone Group PLC
0.660%, 02/27/12 (C)	1,300	1,292

		3,297

68	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 0.6%
Ferrellgas Partners
9.125%, 10/01/17 (B)	$550	$566
Southern, Ser A
5.300%, 01/15/12	665	714

		1,280

Total Corporate Obligations (Cost $49,019) ($ Thousands)		45,239

ASSET-BACKED SECURITIES — 15.3%

Automotive — 3.8%
AmeriCredit Automobile Receivables Trust, Ser 2006-1, Cl A4
5.200%, 03/06/11	123	123
Americredit Prime Automobile Receivable, Ser 2007-1, Cl D
5.520%, 09/08/14	775	591
Capital Auto Receivables Asset Trust, Ser 2007-1, Cl B
5.150%, 09/17/12	955	936
Carmax Auto Owner Trust, Ser 2007-1, Cl C
5.530%, 07/15/13	190	164
Daimler Chrysler Auto Trust, Cl A3A
5.000%, 02/08/12	800	820
Ford Credit Auto Owner Trust, Ser 2007-A, Cl C
5.800%, 02/15/13	515	527
Harley-Davidson Motorcycle Trust, Ser 2006-1, Cl B
5.240%, 11/15/13 (B)	1,550	1,542
Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl B
5.430%, 11/15/14	890	895
Harley-Davidson Motorcycle Trust, Ser 2007-2, Cl B
5.230%, 03/15/14	1,225	1,186
Hyundai Auto Receivables Trust, Ser 2006-B, Cl D
5.410%, 05/15/13	318	313
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A4
5.260%, 11/15/12	434	441
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A3A
5.040%, 01/17/12	367	376
Merrill Auto Trust Securitization, Ser 2007-1, Cl C
5.960%, 12/15/13	992	1,009

		8,923

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 4.7%
Bank of America Credit Card Trust, Ser 2006-C7, Cl C7
0.473%, 03/15/12 (C)	$1,000	$999
Citibank Credit Card Issuance Trust, Ser 2006-C4, Cl C4
0.474%, 01/09/12 (C)	1,800	1,782
Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.874%, 11/07/14 (C)	2,000	1,886
GE Capital Credit Card Master Note Trust, Ser 2007-4, Cl B
0.443%, 06/15/15 (C)	3,150	2,638
MBNA Master Credit Card Trust, Ser 1997-B, Cl B
0.593%, 08/15/14 (C)	2,100	1,967
Washington Mutual Master Note Trust, Ser 2006-C2A, Cl C2
0.743%, 08/15/15 (B) (C)	800	754
Washington Mutual Master Note Trust, Ser 2006-C3A, Cl C3A
0.623%, 10/15/13 (B) (C)	1,000	999

		11,025

Mortgage Related Securities — 1.3%
ACE Securities, Ser 2006-HE1, Cl M2
0.646%, 02/25/36 (C)	515	4
ACE Securities, Ser 2006-OP2, Cl A2B
0.356%, 08/25/36 (C)	1,000	683
Asset-Backed Funding Certificates, Ser 2006-OPT2, Cl A3B
0.356%, 10/25/36 (C)	1,003	900
New Century Home Equity Loan Trust, Ser 2005-1, Cl A1MZ
0.536%, 03/25/35 (C)	35	27
Option One Mortgage Loan Trust, Ser 2005-3, Cl M1
0.716%, 08/25/35 (C)	428	164
Option One Mortgage Loan Trust, Ser 2007-2, Cl M1
0.606%, 03/25/37 (C)	2,635	20
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (C)	285	97
Option One Mortgage Loan Trust, Ser 2007-FXD2, Cl 2A1
5.900%, 03/25/37	748	716
Option One Mortgage Loan Trust, Ser 2007-HL1, Cl 2A1
0.386%, 02/25/38 (C)	542	462

		3,073

SEI Institutional Managed Trust / Annual Report / September 30, 2009	69

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Other Asset-Backed Securities — 5.5%
ACAS Business Loan Trust , Ser 2006-1A, Cl A
0.610%, 11/27/19 (B) (C)	$1,575	$1,260
ACAS Business Loan Trust , Ser 2007-1A, Cl C
1.290%, 08/16/19 (B) (C)	1,837	386
AIG Credit Premium Finance Master Trust, Ser 2007-AA, Cl C
0.643%, 12/15/11 (B) (C)	1,245	392
Babson CLO , Ser 2007-1A, Cl A1
0.735%, 01/18/21 (B) (C)	1,082	817
Capital Trust Re CDO Ser 2006-4A, Cl A1
0.556%, 10/20/43 (B) (C)	997	548
CapitalSource Commercial Loan Trust, Ser 2006-2A, Cl A1A
0.456%, 09/20/22 (B) (C)	418	347
CapitalSource Commercial Loan Trust, Ser 2007-1, Cl C
0.896%, 03/20/17 (B) (C)	458	202
CIT Equipment Collateral, Ser 2006-VT2, Cl C
5.290%, 04/20/14	23	22
Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl M1
0.556%, 12/25/36 (C)	805	32
Countrywide Asset-Backed Certificates, Ser 2005-13, Cl 3AV3
0.496%, 04/25/36 (C)	997	775
Countrywide Asset-Backed Certificates, Ser 2006-18, Cl M1
0.546%, 03/25/37 (C)	1,000	60
Countrywide Asset-Backed Certificates, Ser 2006-22, Cl M1
0.476%, 05/25/37 (C)	1,500	27
Countrywide Asset-Backed Certificates, Ser 2006-22, Cl M3
0.556%, 05/25/37 (C)	1,000	11
Credit-Based Asset Servicing and Securitization CDO, Ser 2006-16A, Cl A
0.572%, 09/06/41 (B) (C)	520	26
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (B)	2,200	1,804
First Franklin Mortgage Loan Asset Backed Certificates, Ser 2007-FF1, Cl M2
0.506%, 01/25/38 (C)	1,145	2
GE Business Loan Trust, Ser 2003-2A, Cl B
1.243%, 11/15/31 (B) (C)	89	60

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Business Loan Trust, Ser 2004-2A, Cl B
0.723%, 12/15/32 (B) (C)	$93	$63
GE Business Loan Trust, Ser 2004-2A, Cl A
0.463%, 12/15/32 (B) (C)	124	94
GE Business Loan Trust, Ser 2006-2A, Cl D
0.993%, 11/15/34 (B) (C)	268	52
GE Commercial Loan Trust, Ser 2006-3, Cl C
1.060%, 01/19/17 (B) (C)	344	17
GE Dealer Floorplan Master Note Trust, Ser 2006-2, Cl C
0.676%, 04/20/13 (C)	460	252
GMAC Mortgage Loan Trust, Ser 2006-HE4, Cl A2
0.426%, 12/25/36 (C)	844	327
JPMorgan Mortgage Acquisition, Ser 2006-CH1, Cl M1
0.466%, 07/25/36 (C)	335	30
JPMorgan Mortgage Acquisition, Ser 2006-CH2, Cl MV1
0.456%, 10/25/36 (C)	1,125	18
JPMorgan Mortgage Acquisition, Ser 2006-WMC3, Cl A4
0.396%, 08/25/36 (C)	1,250	466
JPMorgan Mortgage Acquisition, Ser 2007-CH3, Cl M3
0.616%, 03/25/37 (C)	385	8
Katonah, Ser 2005-7A, Cl B
1.303%, 11/15/17 (B) (C)	700	399
Lambda Finance , Ser 2005-1A, Cl A3
0.670%, 11/15/29 (B) (C)	901	830
Marriott Vacation Club Owner Trust, Ser 2006-2A, Cl A
5.362%, 10/20/28 (B)	105	92
Marriott Vacation Club Owner Trust, Ser 2007-1A, Cl D
6.135%, 05/20/29 (B)	566	420
Prima, Ser 2006-1, Cl A1
5.417%, 12/28/48	2,030	1,624
Sierra Receivables Funding, Ser 2007-2A, Cl A2
1.246%, 09/20/19 (B) (C)	727	617
Superior Wholesale Inventory Financing Trust, Ser 2007-AE1, Cl C
0.843%, 01/15/12 (C)	215	206
Superior Wholesale Inventory Financing Trust, Ser 2007-AE1, Cl B
0.543%, 01/15/12 (C)	115	112
Triton Container Finance LLC, Ser 2006-1A, Cl N
0.416%, 11/26/21 (B) (C)	537	407

		12,805

Total Asset-Backed Securities (Cost $56,213) ($ Thousands)		35,826

70	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.6%
FHLB
3.000%, 06/11/10	$2,345	$2,387
1.375%, 05/16/11	7,000	7,066
0.285%, 05/05/10 (D)	4,500	4,495
FNMA
1.375%, 04/28/11	1,560	1,574

Total U.S. Government Agency Obligations (Cost $15,416) ($ Thousands)		15,522

U.S. TREASURY OBLIGATION — 5.7%
U.S. Treasury Bonds TIPS (E)
0.875%, 04/15/10	11,725	13,333

Total U.S. Treasury Obligation (Cost $13,340) ($ Thousands)		13,333

COMMON STOCK — 0.0%
JHT Holding* (G)	4,002	—

Total Common Stock (Cost $—) ($ Thousands)		—

	Number of Warrants

WARRANTS — 0.0%
Monitor Oil
0.000%, 01/25/15	47	—

Total Warrants (Cost $—) ($ Thousands)		—

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%**†	3,707,026	3,707

Total Cash Equivalent (Cost $3,707) ($ Thousands)		3,707

REPURCHASE AGREEMENT — 8.5%
Bank of America (F) 0.060%, dated 09/30/09, to be repurchased on 10/01/09, repurchase price $19,900,033 (collateralized by a FNMA Obligation, par value $41,814,777, 5.500%, 03/01/35; total market value $20,298,000)	19,900	19,900

Total Repurchase Agreement (Cost $19,900) ($ Thousands)		19,900

Total Investments — 104.3% (Cost $283,857) ($ Thousands)		$243,760

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 10-Year Treasury Note	(18)	Dec-2009	$(33)
U.S. 2-Year Treasury Note	(85)	Dec-2009	(79)
U.S. 5-Year Treasury Note	(112)	Dec-2009	(160)
U.S. Long Treasury Bond	(9)	Dec-2009	(21)

			$(293)

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $233,792 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2009.
†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	Unfunded bank loan.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2009. The date reported on the Schedule of Investments is the next reset date.

(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Security, or a portion thereof has been pledged as collateral on open future contracts.

(F)	Tri-Party Repurchase Agreement.

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2009 was $0 ($ Thousands) and represented 0.00% of Net Assets.

(H)	Unsettled bank loan.

(I)	Security in default on interest payments.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LOC — Letter of Credit

L.P. — Limited Partnership

LLC — Limited Liability Company

MTN — Medium Term Note

PCS — Personal Communications Service

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

TBA — To Be Announced

TIPS — Treasury Inflation Protected Security

Amounts designated as “—” are $O or have been rounded to $O

SEI Institutional Managed Trust / Annual Report / September 30, 2009	71

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Concluded)

September 30, 2009

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$52,092	$—	$52,092
Corporate Obligations	—	45,239	—	45,239
Asset-Backed Securities	—	35,401	425	35,826
U.S. Government Agency Obligations	—	15,522	—	15,522
U.S. Treasury Obligation	—	13,333	—	13,333
Loan Participations	—	58,112	29	58,141
Cash Equivalent	3,707	—	—	3,707
Repurchase Agreement	—	19,900	—	19,900

Total Investments in Securities	$3,707	$239,599	$454	$243,760

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$(293)	$—	$—	$(293)

*	Futures contracts are valued at unrealized depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Asset- Backed Securities	Loan Participations
Beginning balance as of October 1, 2008	$617	$—
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(189)	—
Net purchases/sales	(3)	29
Net transfer in and/or out of Level 3	—	—

Ending balance as of September 30, 2009	$425	$29

Changes in unrealized gains/(losses) included in earnings related to securities held at reporting date.	$(189)	$—

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

For the year ended September 30, 2009, the total notional amount of $0 is not representative of the volume of activity for the swap derivatives during the period. During the fiscal year, the volume of swap derivatives has been reduced from the notional amounts at the beginning of the fiscal year.

The accompanying notes are an integral part of the financial statements.

72	SEI Institutional Managed Trust / Annual Report / September 30, 2009

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 51.6%

Agency Mortgage-Backed Obligations — 35.0%
FHLMC
7.500%, 11/01/29 to 09/01/32	$1,792	$2,013
7.000%, 01/01/10 to 01/01/32	341	376
6.500%, 12/01/13 to 09/01/38	17,035	18,208
6.000%, 10/01/19 to 09/01/38	44,876	47,604
5.500%, 12/01/13 to 03/01/38	32,850	34,645
5.000%, 10/01/18 to 02/01/39	74,824	77,883
4.500%, 11/01/33 to 11/01/35	3,742	3,805
4.000%, 04/01/19 to 10/01/33	1,802	1,787
FHLMC ARM (A)
6.430%, 10/01/37	607	640
6.429%, 11/01/37	6	7
5.993%, 01/01/37	1,560	1,653
5.965%, 01/01/37	1,104	1,159
5.956%, 03/01/38	1,788	1,891
5.910%, 03/01/37	173	183
5.730%, 02/01/37	491	517
5.126%, 01/01/36	5,136	5,372
FHLMC CMO STRIPS, Ser 232, Cl IO, IO
5.000%, 08/01/35	8,086	1,448
FHLMC CMO STRIPS, Ser 233, Cl 12, IO
5.000%, 09/15/35	2,736	341
FHLMC CMO STRIPS, Ser 233, Cl 6, IO
4.500%, 08/15/35	408	60
FHLMC CMO STRIPS, Ser 245, Cl IO, IO
5.000%, 05/15/37	2,257	394
FHLMC CMO, Ser 1, Cl Z
9.300%, 04/15/19	120	131
FHLMC CMO, Ser 1611, Cl Z
6.500%, 11/15/23	14,764	15,904

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 1983, Cl Z
6.500%, 12/15/23	$2,094	$2,231
FHLMC CMO, Ser 2043, Cl CJ
6.500%, 04/15/28	1,468	1,562
FHLMC CMO, Ser 2277, Cl B
7.500%, 01/15/31	393	416
FHLMC CMO, Ser 2389, Cl CD
6.000%, 03/15/16	543	547
FHLMC CMO, Ser 2399, Cl XG
6.500%, 01/15/32	3,713	4,032
FHLMC CMO, Ser 2558, Cl BD
5.000%, 01/15/18	612	650
FHLMC CMO, Ser 2590, Cl BY
5.000%, 03/15/18	251	266
FHLMC CMO, Ser 2676, Cl CY
4.000%, 09/15/18	716	735
FHLMC CMO, Ser 2690, Cl TV
4.500%, 11/15/25	520	537
FHLMC CMO, Ser 2727, Cl PW
3.570%, 06/15/29	221	225
FHLMC CMO, Ser 2733, Cl ME
5.000%, 01/15/34	4,915	5,056
FHLMC CMO, Ser 2765, Cl CT
4.000%, 03/15/19	414	419
FHLMC CMO, Ser 2790, Cl TN
4.000%, 05/15/24	1,090	1,088
FHLMC CMO, Ser 2843, Cl BC
5.000%, 08/15/19	921	976
FHLMC CMO, Ser 2875, Cl HB
4.000%, 10/15/19	163	163
FHLMC CMO, Ser 2945, Cl SA
11.855%, 03/15/20 (A)	3,558	4,051
FHLMC CMO, Ser 2985, Cl JR
4.500%, 06/15/25	1,354	1,378
FHLMC CMO, Ser 3028, Cl PG
5.500%, 09/15/35	618	662
FHLMC CMO, Ser 3035, Cl PA
5.500%, 09/15/35	303	325
FHLMC CMO, Ser 3289, Cl PC
5.000%, 12/15/32	1,107	1,148
FHLMC CMO, Ser 3372, Cl BD
4.500%, 10/15/22	926	948
FHLMC CMO, Ser 3465, Cl HA
4.000%, 07/15/17	942	978
FHLMC CMO, Ser K003, Cl AAB
4.768%, 05/25/18	857	903
FNMA
7.000%, 09/01/26 to 06/01/35	5,221	5,758
6.500%, 05/01/17 to 12/01/37	4,165	4,458
6.000%, 10/01/19 to 11/01/38	54,040	57,292
5.500%, 06/01/14 to 08/01/37	132,228	139,843
5.000%, 01/01/20 to 02/01/39	63,625	66,187
4.500%, 09/01/34 to 04/01/38	13,145	13,380
4.000%, 08/01/20	2,008	2,048

SEI Institutional Managed Trust / Annual Report / September 30, 2009	73

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA ARM (A)
6.284%, 09/01/37	$157	$166
6.272%, 10/01/36	333	352
6.131%, 09/01/37	903	957
6.124%, 12/01/36	444	470
6.106%, 11/01/37	696	738
6.028%, 01/01/37	520	550
6.017%, 10/01/37	1,171	1,240
5.977%, 04/01/37	533	564
5.957%, 01/01/37	651	689
5.925%, 03/01/37	314	332
5.878%, 02/01/37	457	484
5.746%, 05/01/37	1,472	1,550
5.690%, 02/01/39	1,064	1,120
5.689%, 05/01/37	287	303
5.635%, 02/01/36	577	603
5.597%, 05/01/37	605	637
3.189%, 11/01/35	1,825	1,842
3.183%, 11/01/35 to 11/01/35	3,499	3,534
3.167%, 11/01/35	1,723	1,740
3.159%, 11/01/35	1,754	1,771
3.020%, 10/01/35	11,410	11,520
3.019%, 10/01/35	7,987	8,063
3.017%, 10/01/35 to 11/01/35	6,765	6,830
FNMA CMO STRIPS, Ser 359, Cl 6, IO
5.000%, 11/01/35	1,206	161
FNMA CMO STRIPS, Ser 360, Cl 2, IO
5.000%, 08/01/35	18,447	3,365
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	3,512	3,721
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	6,917	7,461
FNMA CMO, Ser 2002-94, Cl HQ
4.500%, 01/25/18	775	816
FNMA CMO, Ser 2003-108, Cl BE
4.000%, 11/25/18	550	562
FNMA CMO, Ser 2003-125, Cl AY
4.000%, 12/25/18	176	179
FNMA CMO, Ser 2004-60, Cl PA
5.500%, 04/25/34	584	619
FNMA CMO, Ser 2004-80, Cl LE
4.000%, 11/25/19	3,301	3,337
FNMA CMO, Ser 2004-81, Cl KE
4.500%, 11/25/19	177	184
FNMA CMO, Ser 2005-57, Cl EG
0.546%, 03/25/35 (A)	2,671	2,611
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	494	532
FNMA CMO, Ser 2005-69, Cl JM
4.500%, 08/25/25	521	530
FNMA CMO, Ser 2006-10, Cl FD
0.596%, 03/25/36 (A)	2,126	2,069
FNMA CMO, Ser 2006-112, IO
6.454%, 11/25/36 (A)	16,824	1,937

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-113, Cl DB
4.500%, 12/25/22	$1,186	$1,214
FNMA CMO, Ser 2007-77, Cl MH
6.000%, 12/25/36	2,276	2,441
FNMA CMO, Ser 2007-T2, Cl B
6.022%, 11/25/10	4,500	4,700
FNMA CMO, Ser 2008-22
6.184%, 03/25/37 (A)	15,000	1,796
FNMA CMO, Ser 2008-35, Cl B
5.000%, 08/25/23	178	187
FNMA CMO, Ser 2008-35, IO
1.282%, 02/25/11 (A)	98,306	1,148
FNMA CMO, Ser 365, Cl 2, IO
5.000%, 02/01/36	1,134	153
FNMA CMO, Ser 365, IO
5.000%, 04/01/36	1,147	154
FNMA TBA
6.500%, 12/13/37	9,000	9,566
5.500%, 10/25/39	2,045	2,139
5.000%, 11/01/37 to 10/01/38	42,300	43,592
4.500%, 11/15/34 to 10/01/39	5,700	5,768
GNMA
8.000%, 11/15/29 to 11/15/30	146	167
7.500%, 03/15/29 to 01/15/32	300	337
7.000%, 08/15/13	66	70
6.500%, 04/15/24 to 09/15/35	13,160	14,135
6.000%, 03/15/14 to 10/15/35	20,972	22,347
5.000%, 05/15/33 to 10/15/35	4,649	4,841
GNMA ARM (A)
6.000%, 06/20/35	430	437
5.500%, 01/10/36 to 05/20/36	3,918	3,964
5.000%, 02/20/36	855	860
4.625%, 08/20/34	548	560
3.750%, 12/20/33	9,161	9,305
3.125%, 03/20/36	735	745
GNMA CMO, Ser 2001-18, Cl WH
31.197%, 04/20/31 (A)	240	330
GNMA CMO, Ser 2002-51, Cl SG
31.135%, 04/20/31 (A)	222	322
GNMA CMO, Ser 2003-86, Cl ZK
5.000%, 10/20/33	5,307	5,415
GNMA CMO, Ser 2004-80, Cl IP, IO
5.500%, 07/20/34	1,788	25
GNMA CMO, Ser 2006-37, Cl JG
5.000%, 07/20/36	685	712
GNMA TBA
6.000%, 11/01/32	100	105
4.500%, 11/22/33 to 10/15/39	115,685	117,383

		863,340

Non-Agency Mortgage-Backed Obligations — 16.6%
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.439%, 03/25/47 (A)	9,832	4,482

74	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
5.294%, 06/25/45 (A)	$4,901	$3,009
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
5.350%, 11/25/45 (A)	4,743	2,786
American Tower Trust, Ser 2007-1A, Cl AFX
5.420%, 04/15/37 (B)	1,363	1,349
Asset Securitization, Cl A2
7.774%, 10/13/26 (A)	745	794
Banc of America Commercial Mortgage, Cl A2
5.309%, 10/10/45	518	518
Banc of America Commercial Mortgage Securities, Ser 2002-PB2, Cl B
6.309%, 06/11/35	514	523
Banc of America Commercial Mortgage Securities, Ser 2003-1, Cl A2
4.648%, 09/11/36	582	596
Banc of America Commercial Mortgage Securities, Ser 2004-2, Cl A5
4.580%, 11/10/38	230	222
Banc of America Commercial Mortgage Securities, Ser 2005-3, Cl A4
4.668%, 07/10/43	5,000	4,725
Banc of America Commercial Mortgage Securities, Ser 2006-2, Cl A1
5.611%, 05/10/45	1,493	1,522
Banc of America Commercial Mortgage, Ser 2004-2, Cl A3
4.050%, 11/10/38	377	377
Banc of America Commercial Mortgage, Ser 2006-5, Cl A2
5.317%, 09/10/47	302	303
Banc of America Commercial Mortgage, Ser 2007-2, Cl A2
5.634%, 04/10/49 (A)	1,962	1,948
Banc of America Commercial Mortgage, Ser 2007-3, Cl A3
5.837%, 06/10/49 (A)	1,360	1,242
Banc of America Funding, Ser 2003-1, Cl A1
6.000%, 05/20/33	56	57
Banc of America Funding, Ser 2005-B, Cl 2A1
5.087%, 04/20/35 (A)	4,856	3,299
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.286%, 05/25/34 (A)	4,004	3,812
Bear Stearns Commercial Mortgage Securities, Cl A2
6.460%, 10/15/36	405	427
5.286%, 06/11/41 (A)	546	558

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Cl AAB
4.804%, 09/11/42	$442	$451
Bear Stearns Commercial Mortgage Securities, Cl A6
4.750%, 02/13/46 (A)	282	279
Bear Stearns Commercial Mortgage Securities, Cl AM
6.084%, 06/11/50 (A)	870	593
Bear Stearns Commercial Mortgage Securities, Ser 2000-WF1, Cl A2
7.780%, 02/15/32 (A)	897	901
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP4, Cl A3
5.610%, 11/15/33	340	356
Bear Stearns Commercial Mortgage Securities, Ser 2002-PBW1, Cl A2
4.720%, 11/11/35 (A)	628	651
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	894	912
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (A)	257	259
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR6, Cl A6
4.825%, 11/11/41	260	255
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/40 (A)	2,831	2,783
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.299%, 10/12/42 (A)	3,250	3,210
Chase Commercial Mortgage Securities, Ser 2000-3, Cl A2
7.319%, 10/15/32	2,247	2,323
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
5.238%, 12/25/35 (A)	12,400	8,667
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.726%, 03/15/49 (A)	10,000	9,385
Citigroup Mortgage Loan Trust, Ser 2005-11, Cl A3
4.900%, 12/25/35 (A)	8,428	6,396
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (A)	2,440	2,598
Commercial Mortgage Asset Trust, Ser 1999-C2, Cl A2
7.546%, 10/17/32 (A)	1,239	1,244
Commercial Mortgage Loan Trust, Cl AJ
6.220%, 12/10/49 (A)	1,190	573

SEI Institutional Managed Trust / Annual Report / September 30, 2009	75

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.220%, 12/10/49 (A)	$13,025	$10,819
Commercial Mortgage Pass Through Certificates, Cl A5
5.446%, 07/10/37 (A)	647	644
Commercial Mortgage Pass Through Certificates, Cl A4
4.715%, 03/10/39	1,161	1,140
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (B)	600	632
Countrywide Alternative Loan Trust, Ser 2003-20BC, Cl 1A1
5.500%, 10/25/33	1,423	1,346
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	549	535
Countrywide Alternative Loan Trust, Ser 2005-21, Cl 3A2
2.151%, 08/25/35 (A)	550	263
Countrywide Alternative Loan Trust, Ser 2005-56, Cl 4A1
0.624%, 11/25/35 (A)	7,797	3,962
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.644%, 11/20/35 (A)	9,527	5,136
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 1A1
5.255%, 02/20/36 (A)	14	8
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.714%, 09/25/35 (A) (B)	5,220	3,460
Credit Suisse Mortgage Capital Certificates, Cl A3
5.467%, 09/15/39	5,287	4,493
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	3,345	2,715
CS First Boston Mortgage Securities, Cl A4
5.100%, 08/15/38 (A)	462	450
CS First Boston Mortgage Securities, Cl A3
4.813%, 02/15/38	129	130
CS First Boston Mortgage Securities, Ser 2001-CK1, Cl A3
6.380%, 12/18/35	418	433
CS First Boston Mortgage Securities, Ser 2002-CKN2, Cl A3
6.133%, 04/15/37	201	212
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A1
4.485%, 11/15/36	21	21

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	$1,892	$1,950
CS First Boston Mortgage Securities, Ser 2002-CP5, Cl A2
4.940%, 12/15/35	332	344
CS First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.896%, 10/25/33 (A)	3,617	3,006
CS First Boston Mortgage Securities, Ser 2003-C5, Cl A4
4.900%, 12/15/36 (A)	706	717
CS First Boston Mortgage Securities, Ser 2003-CK2, Cl A4
4.801%, 03/15/36	419	428
CS First Boston Mortgage Securities, Ser CPN1, Cl A2
4.597%, 03/15/35	282	283
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	5,505	4,548
Deutsche Mortgage Securities, Ser 2004-4, Cl 7AR2
0.764%, 06/20/34 (A)	1,170	846
DLJ Commercial Mortgage, Ser 2000-CKP1, Cl A1B
7.180%, 11/10/33	746	768
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.646%, 11/19/44 (A)	2,472	565
FFCA Secured Lending, Ser 1999-1A, IO
1.272%, 09/18/25 (A) (B) (H)	4,255	92
First Horizon Alternative Mortgage Securities, Ser 2006-FA6, Cl 2A10
6.000%, 11/25/36	393	306
First Union National Bank Commercial Mortgage, Ser 2000-C2, Cl A2
7.202%, 10/15/32	547	564
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	631	642
Fund America Investors II, Ser 1993-A, Cl A2
6.204%, 06/25/23 (A)	227	214
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (A) (B)	6,149	6,276
GE Capital Commercial Mortgage, Ser 2001-2, Cl A3
6.030%, 08/11/33	225	229
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	4,802	5,093

76	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	$10,500	$10,839
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.513%, 11/10/45 (A)	3,375	3,222
GE Capital Commercial Mortgage, Ser 2006-C1, Cl A3
5.336%, 03/10/44 (A)	2,845	2,683
GE Capital Commercial Mortgage, Ser 2007-C1, Cl A4
5.543%, 02/10/17	1,510	1,179
GMAC Commercial Mortgage Securities, Ser 2000-C3, Cl A2
6.957%, 09/15/35	1	1
GMAC Commercial Mortgage Securities, Ser 2001-C1, Cl A2
7.724%, 03/15/33 (A)	859	862
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.668%, 05/10/40 (A)	417	435
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	2,432	2,485
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/45 (A)	4,740	4,347
Greenwich Capital Commercial Funding
5.190%, 04/10/37 (A)	230	235
Greenwich Capital Commercial Funding, Cl A6
5.135%, 06/10/36 (A)	395	399
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	5,500	5,552
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (A)	1,702	1,601
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.115%, 08/10/09 (A)	7,600	6,953
GS Mortgage Securities II, Ser 2001-GL3A, Cl A2
6.449%, 08/15/18 (A) (B)	1,780	1,887
GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/39	5,500	5,156
GS Mortgage Securities II, Ser 2005-GG4, Cl AABA
4.680%, 07/10/39	363	371
GS Mortgage Securities II, Ser 2006-GG8, Cl A4
5.560%, 11/10/39	7,000	6,152

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (A) (B)	$69	$48
GSR Mortgage Loan Trust, Cl 3A5
4.754%, 07/25/35 (A)	7,000	4,702
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.478%, 10/25/33 (A)	3,796	3,530
Harborview Mortgage Loan Trust, Ser 2005-1, Cl X, IO
3.060%, 03/19/35 (H)	12,047	312
Harborview Mortgage Loan Trust, Ser 2005-12, Cl X2B, IO
3.005%, 10/19/35 (A) (H)	20,747	674
Heller Financial Commercial Mortgage Asset, Ser 1999-PH1, Cl C
7.099%, 05/15/31 (A)	155	155
Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.664%, 08/25/36 (A)	833	657
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
6.142%, 11/01/37 (A)	1,673	1,181
Indymac Index Mortgage Loan Trust, Ser 2007-AR15, Cl 2A1
5.996%, 08/25/37 (A)	8,612	4,653
JP Morgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (A)	12,253	4,978
JP Morgan Chase Commercial Mortgage Securities, Cl A2S
5.305%, 01/15/49	1,737	1,661
JP Morgan Chase Commercial Mortgage Securities, Ser 2006-LDP7
6.051%, 08/15/09 (A)	628	637
JP Morgan Chase Commercial Mortgage Securities, Ser 2007-CB19, Cl A2
5.815%, 02/12/49 (A)	231	233
JP Morgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AM
6.260%, 02/15/51 (A)	1,855	1,316
JP Morgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (A)	3,030	2,575
JP Morgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3
5.420%, 01/15/49	10,000	8,429
JP Morgan Chase Commercial Mortgage Securities, Ser CIB4, Cl A3
6.162%, 05/12/34	1,821	1,919
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl A3
6.429%, 04/15/35	4,000	4,128

SEI Institutional Managed Trust / Annual Report / September 30, 2009	77

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB5, Cl A2
5.161%, 10/12/37	$460	$478
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-PM1A, Cl A4
5.326%, 11/12/08 (A)	144	150
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP3, Cl A1
4.655%, 08/15/42	79	79
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/42 (A)	442	435
JPMorgan Commercial Mortgage Finance, Ser 2000-C10, Cl A2
7.371%, 08/15/32 (A)	367	370
JPMorgan Mortgage Trust, Ser 2000-1-CIBC, Cl A3
6.260%, 03/15/33	440	455
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 11A2
4.499%, 11/25/08 (A)	10,900	7,830
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 2A2
5.755%, 11/25/08 (A)	12,600	7,638
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 3A4
5.731%, 05/25/36 (A)	13,560	9,364
LB-UBS Commercial Mortgage Trust, Cl A5
4.628%, 10/15/29	294	272
LB-UBS Commercial Mortgage Trust, Cl A4
4.568%, 01/15/31	1,741	1,645
4.563%, 09/15/26	379	389
4.166%, 05/15/32	197	195
LB-UBS Commercial Mortgage Trust, Cl A2
5.300%, 11/15/38	1,180	1,178
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	1,180	1,231
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	631	647
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A2
5.084%, 02/15/31	1,129	1,133
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A2
5.318%, 02/15/40	576	576
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	554	537

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.490%, 02/15/40 (A)	$1,055	$716
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (B)	3,698	2,928
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	1,963	1,902
Merrill Lynch, Cl AM
5.856%, 09/12/49 (A)	2,090	1,427
Merrill Lynch
5.439%, 02/12/39 (A)	2,023	2,038
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.273%, 02/25/34 (A)	3,800	3,603
Merrill Lynch Mortgage Trust, Cl A3A
4.949%, 07/12/38 (A)	433	430
Merrill Lynch Mortgage Trust, Ser 2005-MCP1, Cl A4
4.747%, 06/12/43 (A)	2,480	2,400
Merrill Lynch Mortgage Trust, Ser KEY1, Cl A4
5.236%, 11/12/35 (A)	1,045	1,060
Merrill Lynch/Countrywide Commercial Mortgage, Ser 2006-4, Cl A3
5.172%, 12/12/49 (A)	7,000	5,896
MLCC Mortgage Investors, Ser 2004-B, Cl A3
3.454%, 05/25/29 (A)	846	801
Morgan Stanley Capital I
5.560%, 03/12/44 (A)	533	510
5.168%, 01/14/42	232	233
Morgan Stanley Capital I, Cl A2
5.374%, 03/12/44	1,945	1,957
Morgan Stanley Capital I, Cl AM
5.360%, 11/12/41	2,090	1,586
Morgan Stanley Capital I, Cl A31
5.439%, 02/12/44	288	271
Morgan Stanley Capital I, Cl A7
4.970%, 04/14/40	1,661	1,585
Morgan Stanley Capital I, Cl A4
5.538%, 06/15/38 (A)	765	759
Morgan Stanley Capital I, Ser 2003-T11, Cl A4
5.150%, 06/13/41	890	901
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	1,542	1,599
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	6,021	5,859
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.185%, 11/14/42 (A)	802	836

78	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2005-T17, Cl A5
4.780%, 12/13/41	$241	$235
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/15/52 (A)	2,500	2,376
Morgan Stanley Capital I, Ser 2007-IQ, Cl A2
5.610%, 04/15/49	1,371	1,350
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/49 (A)	7,100	5,807
Morgan Stanley Dean Witter Capital I, Cl A4
5.740%, 12/15/35	192	201
Morgan Stanley Dean Witter Capital I, Cl A2
4.740%, 11/13/36	460	467
Morgan Stanley Dean Witter Capital I
6.510%, 04/15/34	207	219
Morgan Stanley Dean Witter Capital I, Ser 2000-LIFE, Cl A2
7.570%, 11/15/36 (A)	1,166	1,171
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP5, Cl A4
6.390%, 10/15/35	1,935	2,062
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	1,439	1,456
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.424%, 02/25/47 (A)	364	274
Nomura Asset Securities, Ser 1998-D6, Cl A1C
6.690%, 03/15/30	1,202	1,283
RBS Greenwhich Capital Mortgage Pass-Through Certificates, Ser 2007-B, Cl 1A4
0.764%, 01/25/37 (A)	4,620	2,321
Residential Accredit Loans, Ser 2007-QS1, Cl 2A2
0.674%, 01/25/37 (A)	4,879	2,375
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	586	562
Residential Asset Securitization Trust, Cl A1
5.000%, 08/25/19	892	846
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.774%, 12/25/34 (A)	1,147	890
Salomon Brothers Mortgage Securities VII, Ser 2000-C3, Cl A2
6.592%, 12/18/33	1,125	1,153

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Salomon Brothers Mortgage Securities VII, Ser 2001-C2, Cl A3
6.499%, 10/13/11	$5,223	$5,516
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	664	680
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19, Cl 1A1
0.634%, 10/25/35 (A)	1,797	968
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
5.645%, 08/25/15 (A)	10,606	5,729
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.514%, 10/25/36 (A)	4,818	2,294
Structured Asset Securities, Cl 1A
0.596%, 06/25/35 (A) (B)	2,712	2,028
Structured Asset Securities, Cl A
0.596%, 03/25/35 to 04/25/35 (A) (B)	5,376	4,022
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/35	3,109	2,785
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
6.190%, 09/25/37 (A)	5,195	4,231
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 2A1
6.208%, 08/30/37 (A)	5,227	4,210
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	2,657	2,822
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1A, Cl A4
6.287%, 04/15/34	1,202	1,270
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C5, Cl A2
3.989%, 06/15/35	350	348
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C6, Cl A3
4.957%, 08/15/35 (A)	463	460
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (B)	190	192
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	681	682
Wachovia Bank Commercial Mortgage Trust, Ser 2004-C11, Cl A4
5.030%, 01/15/41	467	427
WaMu Mortgage Pass Through Certificates, Cl 1A1
5.678%, 02/25/37 (A)	3,653	2,331

SEI Institutional Managed Trust / Annual Report / September 30, 2009	79

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR5, Cl A6
4.677%, 05/25/35 (A)	$9,220	$6,569
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	1,082	1,092
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.604%, 10/25/47 (A)	4,263	2,302
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.527%, 11/25/47 (A)	6,460	3,768
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR16, Cl 1A4A
5.092%, 12/25/35 (A)	12,955	8,997
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.604%, 12/25/45 (A)	6,117	3,508
Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-OA6, Cl 1A
2.150%, 07/25/47 (A)	8,913	4,775
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
4.526%, 06/25/34 (A)	4,150	3,987

		408,742

Total Mortgage-Backed Securities (Cost $1,300,519) ($ Thousands)		1,272,082

CORPORATE OBLIGATIONS — 33.7%

Consumer Discretionary — 1.6%
American Achievement
8.250%, 04/01/12 (B)	900	896
Boyd Gaming
7.125%, 02/01/16 (C)	350	308
6.750%, 04/15/14 (C)	570	510
British Sky Broadcasting Group
9.500%, 11/15/18 (B)	1,787	2,287
CCH I Holdings LLC
11.000%, 10/01/15 (D) (H)	740	137
Comcast
6.500%, 01/15/17	720	790
6.500%, 01/15/15	985	1,098
5.700%, 05/15/18 (C)	2,340	2,460
5.450%, 11/15/10	525	546
5.300%, 01/15/14	2,340	2,504

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Comcast Cable Communications
6.750%, 01/30/11	$2,310	$2,456
Comcast Cable Communications
8.375%, 03/15/13	1,179	1,369
COX Communications
6.250%, 06/01/18 (B)	289	307
4.625%, 06/01/13	805	836
Daimler Finance LLC
7.300%, 01/15/12	1,400	1,510
6.500%, 11/15/13	1,320	1,422
DirecTV Holdings
5.875%, 10/01/19 (B)	455	452
4.750%, 10/01/14 (B)	580	580
DISH DBS
7.875%, 09/01/19 (B)	690	697
Eastman Kodak
7.250%, 11/15/13	1,420	1,164
Echostar DBS
7.750%, 05/31/15	220	224
General Motors
8.250%, 07/15/23 (C) (D)	3,100	481
Hertz
8.875%, 01/01/14 (C)	725	732
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/10 (D) (H)	1,010	467
Lamar Media, Ser B
6.625%, 08/15/15	150	137
MGM Mirage
8.500%, 09/15/10	10	10
7.625%, 01/15/17 (C)	1,290	1,006
News America
6.900%, 08/15/39 (B)	480	511
6.650%, 11/15/37 (C)	180	188
6.200%, 12/15/34	65	64
River Rock Entertainment Authority
9.750%, 11/01/11	930	856
Station Casinos
7.750%, 08/15/16 (C) (D) (H)	1,495	449
Sun Media
7.625%, 02/15/13	470	360
Thomson Reuters
5.950%, 07/15/13	552	606
Time Warner
7.700%, 05/01/32	835	944
6.875%, 05/01/12	2,225	2,449
Time Warner Cable
8.750%, 02/14/19	1,010	1,246
8.250%, 04/01/19	4,895	5,917
7.300%, 07/01/38	480	554
6.750%, 06/15/39	920	995
Time Warner Entertainment
8.375%, 07/15/33 (C)	60	72

		40,597

80	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 0.9%
Altria Group
9.700%, 11/10/18	$1,240	$1,542
Anheuser-Busch
5.050%, 10/15/16	940	970
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (B)	1,216	1,439
CVS Caremark
9.350%, 01/10/23 (B) (H)	8,600	6,977
6.600%, 03/15/19	535	603
6.125%, 09/15/39	630	641
Diageo Capital
7.375%, 01/15/14	4,870	5,644
Dr Pepper Snapple Group
6.820%, 05/01/18	1,470	1,671
General Mills
6.000%, 02/15/12	750	815
HJ Heinz
5.350%, 07/15/13	510	548
Reynolds American
6.750%, 06/15/17	1,260	1,310

		22,160

Energy — 4.5%
Anadarko Finance, Ser B
7.500%, 05/01/31	1,300	1,438
6.750%, 05/01/11	20	21
Anadarko Petroleum
8.700%, 03/15/19 (C)	1,772	2,119
6.450%, 09/15/36	4,160	4,295
Apache
6.000%, 09/15/13	2,570	2,859
Baker Hughes
7.500%, 11/15/18 (C)	3,110	3,798
Canadian Natural Resources
5.850%, 02/01/35	800	805
5.700%, 05/15/17	265	282
Cenovus Energy
6.750%, 11/15/39 (B)	620	668
5.700%, 10/15/19 (B)	420	431
Chesapeake Energy
7.250%, 12/15/18	660	624
Cie Generale de Geophysique-Veritas
7.750%, 05/15/17	110	109
7.500%, 05/15/15	1,205	1,199
Conoco Funding
7.250%, 10/15/31	50	60
6.350%, 10/15/11	920	1,008
ConocoPhillips
5.900%, 10/15/32	1,090	1,163
5.900%, 05/15/38	1,790	1,914
ConocoPhillips Holding
6.950%, 04/15/29	1,460	1,713

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

El Paso
6.950%, 06/01/28	$6,750	$5,615
El Paso Performance-Linked Trust
7.750%, 07/15/11 (B)	3,830	3,912
Energy Transfer Partners
9.000%, 04/15/19	1,165	1,401
8.500%, 04/15/14	1,524	1,761
6.700%, 07/01/18	2,220	2,376
Enterprise Products Operating
9.750%, 01/31/14	4,150	5,011
GAZ Capital
6.212%, 11/22/16 (B)	220	212
Hess
7.875%, 10/01/29	1,070	1,253
7.300%, 08/15/31	4,130	4,643
Husky Energy
7.250%, 12/15/19	596	684
6.800%, 09/15/37	219	239
5.900%, 06/15/14	532	574
Kerr-McGee
7.875%, 09/15/31	820	928
6.950%, 07/01/24	450	482
Kinder Morgan Energy Partners
7.125%, 03/15/12	90	98
6.950%, 01/15/38	150	161
6.750%, 03/15/11	450	477
6.000%, 02/01/17	2,145	2,242
5.850%, 09/15/12	1,145	1,234
5.000%, 12/15/13 (C)	2,735	2,859
Knight
6.500%, 09/01/12	2,450	2,517
Occidental Petroleum
7.000%, 11/01/13	4,000	4,621
OPTI Canada
8.250%, 12/15/14	700	543
7.875%, 12/15/14	880	673
Peabody Energy, Ser B
6.875%, 03/15/13	300	303
Pemex Project Funding Master Trust
6.625%, 06/15/35	1,667	1,610
Petrobras International Finance
7.875%, 03/15/19	2,269	2,618
6.125%, 10/06/16 (C)	1,225	1,308
Petro-Canada
6.800%, 05/15/38	365	390
Ras Laffan Liquified Natural Gas III
6.332%, 09/30/27 (B)	555	546
5.500%, 09/30/14 (B) (C)	1,715	1,821
4.500%, 09/30/12 (B)	730	756
SandRidge Energy
9.875%, 05/15/16 (B)	870	907
SemGroup L.P.
8.750%, 11/15/15 (B) (D) (H)	500	33
Shell International Finance BV
3.250%, 09/22/15	1,685	1,696

SEI Institutional Managed Trust / Annual Report / September 30, 2009	81

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southern Natural Gas
8.000%, 03/01/32	$170	$201
Southern Union
8.250%, 11/15/29	1,315	1,491
Suburban Propane Partners
6.875%, 12/15/13	735	727
Suncor Energy
6.500%, 06/15/38	940	971
Tennessee Gas Pipeline
7.625%, 04/01/37	830	943
Tosco
8.125%, 02/15/30	400	509
Total Capital
3.125%, 10/02/15	2,110	2,101
Transocean
6.000%, 03/15/18	350	374
Valero Energy
10.500%, 03/15/39	1,750	2,235
9.375%, 03/15/19	3,876	4,516
Weatherford International
6.800%, 06/15/37	370	389
Williams
8.750%, 03/15/32	2,340	2,683
7.875%, 09/01/21	5,245	5,673
7.750%, 06/15/31	1,880	1,971
7.625%, 07/15/19	1,100	1,188
Williams, Ser A
7.500%, 01/15/31	90	92
XTO Energy
7.500%, 04/15/12	850	942
6.750%, 08/01/37	310	345
5.500%, 06/15/18	2,410	2,487

		110,848

Financials — 16.8%
ABX Financing
6.350%, 10/15/36 (B)	4,250	4,755

Aiful
5.000%, 08/10/10 (B)	1,420	760
Allied World Assurance Holdings
7.500%, 08/01/16	2,500	2,613
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	1,410	1,501
American Express
8.150%, 03/19/38 (C)	842	1,028
7.250%, 05/20/14 (C)	1,358	1,526
6.800%, 09/01/66 (A)	2,010	1,709
6.150%, 08/28/17	1,200	1,260
American Express Credit MTN
5.125%, 08/25/14	2,100	2,172
American General Finance MTN
6.900%, 12/15/17	2,820	1,972
American Honda Finance
5.100%, 03/27/12 (B)	1,685	1,752

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American International Group MTN
6.250%, 03/15/37	$2,560	$1,267
5.850%, 01/16/18 (C)	4,340	3,142
ASIF Global Financing XIX
4.900%, 01/17/13 (B)	390	354
BAC Capital Trust XIV
5.630%, 03/15/12 (A)	130	85
BAC Capital Trust XV
1.468%, 06/01/56 (A)	5,715	3,174
Bank of America
7.625%, 06/01/19	3,115	3,510
7.400%, 01/15/11	1,325	1,391
7.375%, 05/15/14	920	1,024
6.500%, 08/01/16	2,250	2,365
5.750%, 12/01/17	3,610	3,603
5.420%, 03/15/17	4,300	4,108
5.375%, 06/15/14	2,100	2,170
Bank of New York Mellon MTN
5.125%, 08/27/13	900	973
Bank One
7.875%, 08/01/10	995	1,047
Barclays Bank
5.200%, 07/10/14	1,860	1,965
5.000%, 09/22/16	1,145	1,160
Barnett Capital III
1.653%, 02/01/27 (A)	425	268
Bear Stearns
7.250%, 02/01/18	7,370	8,417
6.400%, 10/02/17	500	544
5.350%, 02/01/12	3,280	3,484
4.650%, 07/02/18	995	949
4.500%, 10/28/10	1,470	1,520
Berkshire Hathaway Finance
5.400%, 05/15/18	830	895
BP Capital Markets
5.250%, 11/07/13	890	975
3.875%, 03/10/15	3,315	3,424
Capital One Bank USA
8.800%, 07/15/19	855	988
Capital One Financial
7.375%, 05/23/14	1,470	1,641
Caterpillar Financial Services MTN
6.200%, 09/30/13	3,650	4,042
Chase Capital VI
1.653%, 08/01/28 (A)	2,500	1,596
Chubb
5.750%, 05/15/18	245	269
Citigroup
8.125%, 07/15/39 (C)	3,062	3,428
6.875%, 03/05/38 (C)	6,555	6,575
6.500%, 08/19/13	1,310	1,376
6.125%, 05/15/18 (C)	4,975	4,899
5.875%, 02/22/33	1,685	1,397
5.500%, 02/15/17	2,350	2,186

82	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.500%, 04/11/13	$2,683	$2,746
5.000%, 09/15/14	3,245	3,088
0.579%, 06/09/16 (A)	3,650	3,035
Citigroup Capital III
7.625%, 12/01/36	1,500	1,034
Citigroup Capital XXI
8.300%, 12/21/57 (A) (C)	1,250	1,111
Citigroup Funding
1.875%, 10/22/12	2,165	2,169
Countrywide Financial MTN
6.250%, 05/15/16	1,080	1,081
5.800%, 06/07/12	2,745	2,896
Countrywide Financial , Cl A
0.579%, 10/15/28 (A)	123	66
Countrywide Home Loans MTN
4.000%, 03/22/11	3,200	3,252
Credit Suisse New York
6.000%, 02/15/18	4,375	4,580
5.000%, 05/15/13	4,538	4,802
Credit Suisse NY
5.500%, 05/01/14	3,000	3,224
5.300%, 08/13/19	585	600
Credit Suisse USA
4.875%, 08/15/10	2,210	2,274
Depfa ACS Bank
5.125%, 03/16/37 (B) (H)	3,000	2,260
Deutsche Bank
4.875%, 05/20/13	1,830	1,949
Deutsche Bank Capital Funding Trust VII
5.628%, 01/19/49 (A) (B)	2,760	2,015
East Lane Re
7.027%, 05/06/11 (A) (B)	650	627
Export-Import Bank of Korea
5.875%, 01/14/15	1,155	1,218
5.500%, 10/17/12	772	814
Farmers Exchange Capital
7.050%, 07/15/28 (B)	1,434	1,284
Farmers Insurance Exchange
8.625%, 05/01/24 (B)	3,017	3,112
First Industrial L.P. MTN
7.500%, 12/01/17	970	661
Fleet Capital Trust II
7.920%, 12/11/26	1,050	1,008
Ford Motor Credit LLC
8.000%, 12/15/16	2,680	2,486
7.375%, 10/28/09	3,250	3,251
5.700%, 01/15/10	220	220
5.549%, 06/15/11 (A)	3,863	3,689
Forest City Enterprises
7.625%, 06/01/15	500	405
6.500%, 02/01/17	270	173
General Electric Capital MTN
6.875%, 01/10/39	660	691
6.517%, 11/15/19 (A)	5,870	4,857

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.000%, 08/07/19	$710	$720
5.900%, 05/13/14	2,800	3,002
5.875%, 01/14/38	1,300	1,192
5.625%, 05/01/18 (C)	7,235	7,212
5.450%, 01/15/13	20	21
1.396%, 05/05/26 (A)	3,500	2,754
0.889%, 09/15/14 (A)	4,000	3,536
0.555%, 03/20/14 (A)	1,900	1,675
Glitnir Banki HF
7.451%, 09/14/16 (B) (D) (H)	400	—
6.693%, 06/15/16 (B) (D) (H)	3,960	—
6.375%, 09/25/12 (B) (D) (H)	2,330	571
6.330%, 07/28/11 (B) (D) (H)	1,980	485
GMAC
6.875%, 09/15/11 (B)	2,735	2,585
GMAC LLC
8.000%, 12/31/18 (B) (C)	225	170
7.750%, 01/19/10 (B)	2,633	2,630
7.500%, 12/31/13 (B)	103	90
7.250%, 03/02/11 (B) (C)	2,228	2,144
2.561%, 12/01/14 (A) (B)	2,234	1,731
Goldman Sachs Capital I
6.345%, 02/15/34	520	478
Goldman Sachs Capital II
5.793%, 12/29/49 (A)	2,382	1,715
Goldman Sachs Group
7.500%, 02/15/19	3,996	4,570
6.750%, 10/01/37	1,481	1,528
6.150%, 04/01/18	3,780	3,976
5.950%, 01/18/18	260	270
5.450%, 11/01/12	5,181	5,549
5.350%, 01/15/16	660	682
5.250%, 10/15/13	3,565	3,785
5.125%, 01/15/15	699	731
4.500%, 06/15/10	1,000	1,026
1.639%, 01/12/15 (A)	1,750	1,675
1.501%, 07/22/15 (A)	500	465
HBOS Capital Funding
6.071%, 06/30/49 (A) (B)	1,330	751
HBOS PLC
6.750%, 05/21/18 (B)	2,100	1,872
HCP
6.700%, 01/30/18‡	376	362
6.300%, 09/15/16‡	334	321
6.000%, 01/30/17‡	4,206	3,928
5.650%, 12/15/13‡	1,069	1,058
Highwoods Properties
7.500%, 04/15/18‡	1,142	1,093
Host Marriott L.P., Ser Q
6.750%, 06/01/16‡ (C)	455	432
HSBC Finance
8.000%, 07/15/10	3,475	3,633
4.625%, 09/15/10	650	667
HSBC Holdings PLC
6.800%, 06/01/38 (C)	600	673

SEI Institutional Managed Trust / Annual Report / September 30, 2009	83

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ICICI Bank
6.375%, 04/30/22 (A) (B)	$1,560	$1,276
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (B)	900	455
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (B)	700	710
JP Morgan Chase Capital XIII
1.547%, 09/30/34 (A)	1,000	658
JP Morgan Chase Capital XXV
6.800%, 10/01/37 (C)	1,064	1,074
JPMorgan Chase
7.900%, 10/30/08 (A)	1,900	1,824
6.400%, 05/15/38	2,250	2,519
6.300%, 04/23/19	2,694	2,941
6.000%, 01/15/18	225	242
5.750%, 01/02/13	3,785	4,040
5.375%, 10/01/12	1,986	2,137
4.750%, 05/01/13	510	540
JPMorgan Chase Bank
6.000%, 10/01/17	1,313	1,381
0.630%, 06/13/16 (A)	1,300	1,209
Kaupthing Bank MTN
7.625%, 02/28/15 (B) (D) (H)	8,810	1,872
7.125%, 05/19/16 (B) (D) (H)	1,350	—
5.750%, 10/04/11 (B) (D) (H)	960	204
Landsbanki Islands
6.100%, 08/25/11 (B) (D) (H)	5,570	293
Lazard Group
7.125%, 05/15/15	1,532	1,547
6.850%, 06/15/17	1,507	1,486
Lehman Brothers Holdings MTN
14.500%, 06/20/16 (A) (D) (G)	3,977	661
11.000%, 11/07/16 (A) (D) (G)	4,283	712
8.920%, 02/16/17 (D) (G)	2,370	394
6.750%, 12/28/17 (D)	4,320	—
6.200%, 09/26/14 (D)	1,160	197
5.250%, 02/06/12 (D)	1,220	207
Lehman Brothers Holdings Capital Trust V MTN
5.857%, 11/29/49 (D)	4,280	—
Liberty Mutual Group
7.500%, 08/15/36 (B)	689	582
6.500%, 03/15/35 (B)	1,525	1,232
Lloyds Banking Group
5.920%, 09/29/49 (A) (B)	5,850	3,335
Mack-Cali Realty
7.750%, 08/15/19‡	470	484
MBNA Capital A
8.278%, 12/01/26	1,450	1,414
Merna Reinsurance, Ser B
2.347%, 07/07/10 (A) (B)	3,750	3,648
Merrill Lynch MTN
8.950%, 05/18/17 (A)	1,790	1,718
8.680%, 05/02/17 (A)	3,160	3,034

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.430%, 09/01/22	$4	$4
6.875%, 04/25/18	250	263
6.050%, 05/16/16	350	351
5.700%, 05/02/17	1,300	1,273
5.450%, 02/05/13	2,080	2,157
MetLife
7.717%, 02/15/19	2,850	3,355
6.400%, 12/15/36	570	482
MetLife Capital Trust IV
7.875%, 12/15/37 (B)	1,200	1,128
MetLife Capital Trust X
9.250%, 04/08/38 (A) (B)	1,800	1,872
Metropolitan Life Global Funding I
5.125%, 04/10/13 (B)	580	601
5.125%, 06/10/14 (B)	2,750	2,873
Morgan Stanley MTN
7.250%, 04/01/32	665	771
6.750%, 04/15/11	30	32
6.625%, 04/01/18	3,570	3,775
6.000%, 05/13/14	7,814	8,319
6.000%, 04/28/15	630	667
5.950%, 12/28/17	1,326	1,350
5.625%, 09/23/19	470	462
1.557%, 10/18/16 (A)	5,020	4,482
1.411%, 07/15/09 (A)	1,350	1,350
0.838%, 01/09/14 (A)	4,120	3,833
MUFG Capital Finance 1
6.346%, 07/25/49 (A)	1,670	1,543
National Australia Bank
5.350%, 06/12/13 (B)	2,500	2,666
National Capital Trust II
5.486%, 12/29/49 (A) (B)	2,231	1,612
National City Bank MTN
5.800%, 06/07/17	1,290	1,288
0.684%, 06/07/17 (A)	6,200	4,968
Nationwide Mutual Insurance
6.600%, 04/15/34 (B)	2,440	1,924
5.810%, 06/15/09 (A) (B)	1,975	1,446
NB Capital Trust IV
8.250%, 04/15/27	1,455	1,419
Pacific Life Global Funding
5.150%, 04/15/13 (B)	370	387
Power Receivables Financial
6.290%, 01/01/12	2,061	2,104
Pricoa Global Funding I
5.450%, 06/11/14 (B)	3,400	3,582
Prime Property Fund
5.600%, 06/15/11‡ (B)	1,384	1,250
5.500%, 01/15/14‡ (B)	1,850	1,424
Private Export Funding
3.050%, 10/15/14	425	424
Prudential Holdings
8.695%, 12/18/23 (B)	1,300	1,357

84	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rabobank Nederland
11.000%, 12/31/49 (A) (B)	$1,585	$1,941
Residential Capital
9.625%, 05/15/15	15	12
Resona Preferred Global Securities
7.191%, 07/30/49 (A) (B)	580	481
Royal Bank of Scotland Group
7.640%, 09/29/17 (A)	1,000	490
5.050%, 01/08/15	660	592
5.000%, 10/01/14	360	326
5.000%, 11/12/13	520	477
Shinsei Finance Cayman
6.418%, 01/25/49 (A) (B)	5,180	2,719
Simon Property Group
6.750%, 05/15/14‡ (C)	715	767
Simon Property Group L.P.
5.750%, 12/01/15‡	910	931
5.600%, 09/01/11‡	690	718
SLM MTN
5.625%, 08/01/33	695	436
5.375%, 05/15/14	2,655	2,032
5.050%, 11/14/14	690	507
5.000%, 04/15/15	120	89
5.000%, 10/01/13	2,500	1,990
Stingray Pass-Through Trust MTN
5.902%, 01/12/15 (B) (H)	1,727	259
Sumitomo Mitsui Banking
5.625%, 04/15/09 (A) (B)	2,620	2,491
SunTrust Preferred Capital I
5.853%, 12/15/11 (A)	259	168
Svensk Exportkredit
3.250%, 09/16/14	2,320	2,328
TNK-BP Finance
7.500%, 07/18/16 (B)	1,170	1,138
6.625%, 03/20/17 (B)	280	257
Travelers
6.250%, 03/15/37 (A)	1,470	1,292
5.375%, 06/15/12	370	391
UDR MTN
5.000%, 01/15/12‡	2,000	1,991
Ventas Realty L.P.
9.000%, 05/01/12‡	180	189
6.500%, 06/01/16‡	495	480
Wachovia
5.750%, 02/01/18 (C)	2,260	2,392
5.500%, 08/01/35	1,405	1,268
5.300%, 10/15/11	2,155	2,283
5.250%, 08/01/14 (C)	2,570	2,610
4.875%, 02/15/14	875	891
Wachovia Bank
6.000%, 11/15/17	4,700	4,931
Wachovia Capital Trust III
5.800%, 03/15/11 (A)	2,230	1,539

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WEA Finance
7.500%, 06/02/14 (B)	$1,788	$1,927
7.125%, 04/15/18 (B)	5,049	5,263
6.750%, 09/02/19 (B)	2,565	2,595
Wells Fargo Capital X
5.950%, 12/15/36	760	659
Wells Fargo Capital XV
9.750%, 12/31/49 (A) (C)	3,790	3,942
Westfield Capital
4.375%, 11/15/10 (B)	2,103	2,134
Westfield Group
5.400%, 10/01/12 (B)	838	861
Woodbourne Capital Trust I
1.418%, 04/08/49 (A) (B) (H)	625	131
Woodbourne Capital Trust II
1.418%, 04/08/49 (A) (B) (H)	625	131
Woodbourne Capital Trust III
1.418%, 04/08/49 (A) (B) (H)	625	131
Woodbourne Capital Trust IV
1.418%, 04/08/49 (A) (B) (H)	625	131
ZFS Finance USA Trust I
6.150%, 12/15/65 (A) (B)	4,272	3,845

		413,671

Health Care — 1.2%
Amgen
6.400%, 02/01/39	959	1,099
CareFusion
6.375%, 08/01/19 (B)	735	797
5.125%, 08/01/14 (B)	1,020	1,064
4.125%, 08/01/12 (B) (C)	640	657
Coventry Health Care
5.950%, 03/15/17	924	828
Express Scripts
6.250%, 06/15/14	151	166
5.250%, 06/15/12	658	698
FMC Finance III
6.875%, 07/15/17	600	582
GlaxoSmithKline Capital
5.650%, 05/15/18	1,870	2,049
HCA
9.625%, 11/15/16	15	15
7.500%, 11/15/95	3,800	2,688
6.250%, 02/15/13	119	114
5.750%, 03/15/14	3,090	2,727
Humana
7.200%, 06/15/18	870	880
Roche Holdings
6.000%, 03/01/19 (B)	3,612	4,021
Schering-Plough
6.550%, 09/15/37 (C)	488	594
6.000%, 09/15/17	365	408

SEI Institutional Managed Trust / Annual Report / September 30, 2009	85

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tenet Healthcare
8.875%, 07/01/19 (B) (C)	$1,695	$1,788
7.375%, 02/01/13	336	333
UnitedHealth Group
6.875%, 02/15/38	1,226	1,353
6.000%, 06/15/17	860	898
WellPoint
6.800%, 08/01/12	1,000	1,090
5.875%, 06/15/17	2,190	2,312
5.250%, 01/15/16	465	474
Wyeth
5.950%, 04/01/37	2,680	2,951

		30,586

Industrials — 2.0%
American Airlines Pass Through Trust 2009-1A
10.375%, 07/02/19 (C)	2,000	2,185
American Airlines, Ser 1999-1
7.024%, 10/15/09	3,630	3,621
Boeing
4.875%, 02/15/20	1,380	1,424
Burlington Northern Santa Fe
6.750%, 07/15/11	1,610	1,752
Cedar Brakes I LLC
8.500%, 02/15/14 (B)	1,135	1,130
Cedar Brakes II LLC
9.875%, 09/01/13 (B)	1,807	1,832
Complete Production Services
8.000%, 12/15/16	1,005	915
Continental Airlines
9.000%, 07/08/16	3,000	3,150
Continental Airlines, Ser 1997, Cl 4A
6.900%, 01/02/18	1,552	1,443
Continental Airlines, Ser 1999-2
7.256%, 03/15/20	2,822	2,709
Continental Airlines, Ser A
5.983%, 04/19/22 (C)	2,036	1,924
Delta Air Lines
6.821%, 08/10/22	1,663	1,539
6.619%, 03/18/11	256	250
Delta Air Lines, Ser 2001-1
7.111%, 09/18/11	6,850	6,679
General Electric
5.000%, 02/01/13	1,140	1,203
Hutchison Whampoa International 09
5.750%, 09/11/19 (B)	765	769
4.625%, 09/11/15 (B)	2,300	2,283
JetBlue Airways 2004-2 G-1 Pass Through Trust
1.258%, 08/15/16 (A)	3,744	2,780
Kansas City Southern de Mexico
12.500%, 04/01/16 (B)	800	884

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

L-3 Communications, Ser B
6.375%, 10/15/15	$520	$525
RailAmerica
9.250%, 07/01/17 (B)	1,260	1,320
Systems 2001 Asset Trust
6.664%, 09/15/13 (B)	1,049	1,041
Teekay
8.875%, 07/15/11	1,785	1,836
Terex
7.375%, 01/15/14	80	79
Tyco International
6.875%, 01/15/21	3,366	3,778
United AirLines, Ser A-3
8.390%, 01/21/11	576	—
United Parcel Service
4.500%, 01/15/13 (C)	2,190	2,348

		49,399

Information Technology — 0.2%
Cisco Systems
5.900%, 02/15/39	618	669
Dell
5.875%, 06/15/19 (C)	408	437
Freescale Semiconductor
10.125%, 12/15/16	60	40
8.875%, 12/15/14	85	65
Hewlett-Packard
4.750%, 06/02/14	1,472	1,580
International Business Machines
7.625%, 10/15/18 (C)	280	345
Sungard Data Systems
10.250%, 08/15/15 (C)	725	740

		3,876

Materials — 1.1%
Alcoa
6.000%, 07/15/13 (C)	2,860	2,985
Barrick
6.950%, 04/01/19 (C)	2,750	3,220
CodelCo
4.750%, 10/15/14 (B)	470	495
Dow Chemical
8.550%, 05/15/19	1,712	1,925
4.850%, 08/15/12	1,145	1,191
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	4,790	5,095
International Paper
7.500%, 08/15/21	540	572
PPG Industries
6.650%, 03/15/18	435	474
5.750%, 03/15/13	435	460
Rio Tinto Finance USA
6.500%, 07/15/18	3,480	3,742
5.875%, 07/15/13 (C)	913	984

86	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rio Tinto Finance USA
9.000%, 05/01/19	$783	$961
Steel Dynamics
6.750%, 04/01/15 (C)	810	776
Teck Resources
10.750%, 05/15/19	180	209
10.250%, 05/15/16	90	102
9.750%, 05/15/14	105	115
Vale Overseas
6.875%, 11/21/36	1,520	1,573
5.625%, 09/15/19	430	437
Westlake Chemicals
6.625%, 01/15/16 (C)	610	573
Weyerhaeuser
6.750%, 03/15/12	310	323

		26,212

Sovereign — 0.6%
Brazilian Government International Bond
7.125%, 01/20/37	1,155	1,377
5.625%, 01/07/41	565	551
Poland Government International Bond
6.375%, 07/15/19	570	640
Province of Ontario Canada
4.100%, 06/16/14	3,146	3,326
4.000%, 10/07/19	1,405	1,403
Republic of Korea
7.125%, 04/16/19	2,613	3,065
RSHB Capital
6.299%, 05/15/17 (B)	700	668
Russian Foreign Bond — Eurobond
7.500%, 03/31/30	160	174
Societe Financement de l’Economie Francaise
2.875%, 09/22/14 (B)	2,810	2,822
South Africa Government International Bond
6.875%, 05/27/19	453	505
United Mexican States MTN, Ser A
7.500%, 04/08/33	176	209
6.750%, 09/27/34	968	1,065

		15,805

Telecommunication Services — 2.2%
America Movil
5.625%, 11/15/17	440	455
AT&T
6.500%, 09/01/37 (C)	1,380	1,483
6.450%, 06/15/34	625	659
5.500%, 02/01/18	1,870	1,951
5.100%, 09/15/14 (C)	2,200	2,372
AT&T Mobility LLC
6.500%, 12/15/11	1,455	1,599

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BellSouth
4.750%, 11/15/12 (C)	$170	$181
British Telecommunications
8.875%, 12/15/30	807	1,034
British Telecommunications PLC
8.375%, 12/15/10	1,250	1,346
Citizens Communications
7.125%, 03/15/19	170	160
Cricket Communications
7.750%, 05/15/16 (B)	840	853
Deutsche Telekom International Finance
5.750%, 03/23/16	1,920	2,036
France Telecom
7.750%, 03/01/11	634	686
Intelsat
9.250%, 08/15/14	280	287
Intelsat Jackson Holdings
9.500%, 06/15/16 (C)	180	189
Koninklijke
8.000%, 10/01/10	650	690
Level 3 Financing
9.250%, 11/01/14	450	397
New Cingular Wireless Services
8.125%, 05/01/12	1,595	1,820
Qwest
7.500%, 10/01/14	1,321	1,334
Rogers Communications
7.875%, 05/01/12	550	617
6.800%, 08/15/18	450	506
6.750%, 03/15/15	1,015	1,141
6.375%, 03/01/14	2,131	2,353
5.500%, 03/15/14	371	397
Sprint Capital
8.750%, 03/15/32	660	624
8.375%, 03/15/12	2,430	2,521
6.900%, 05/01/19	100	90
Telecom Italia Capital
6.999%, 06/04/18	2,080	2,299
6.200%, 07/18/11	1,730	1,842
5.250%, 11/15/13	790	831
5.250%, 10/01/15	90	93
4.950%, 09/30/14	1,250	1,294
Telefonica Emisiones
5.984%, 06/20/11	765	815
Telefonica Europe
7.750%, 09/15/10	1,925	2,036
Verizon Communications
6.100%, 04/15/18	2,095	2,263
5.500%, 02/15/18	1,920	2,013
Verizon New Jersey, Ser A
7.850%, 11/15/29	1,135	1,258
5.875%, 01/17/12	2,175	2,338
Verizon New York, Ser A
6.875%, 04/01/12	660	718

SEI Institutional Managed Trust / Annual Report / September 30, 2009	87

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Wireless Capital
8.500%, 11/15/18 (B)	$815	$1,018
7.375%, 11/15/13 (B) (C)	2,438	2,800
5.550%, 02/01/14 (B)	376	406
3.750%, 05/20/11 (B)	2,805	2,894
Virgin Media Finance PLC
9.125%, 08/15/16	70	72
Vodafone Group PLC
5.350%, 02/27/12	400	428

		53,199

Utilities — 2.6%
AES
8.000%, 10/15/17 (C)	1,595	1,613
Aquila
11.875%, 07/01/12	2,535	2,928
Baltimore Gas & Electric
6.125%, 07/01/13	360	391
Calpine Construction Finance
8.000%, 06/01/16 (B)	975	999
Dominion Resources
8.875%, 01/15/19	2,150	2,720
4.750%, 12/15/10	935	967
DPL
6.875%, 09/01/11	1,033	1,112
Duke Energy
6.300%, 02/01/14	943	1,043
Duke Energy Carolinas
6.250%, 01/15/12	2,000	2,180
5.625%, 11/30/12	1,470	1,623
Edison Mission Energy
7.750%, 06/15/16	500	438
7.625%, 05/15/27	420	300
Enel Finance International
6.000%, 10/07/39 (B)	1,080	1,074
5.125%, 10/07/19 (B)	650	647
Energy Future Holdings
11.250%, 11/01/17 (C)	12,721	8,396
10.875%, 11/01/17	40	30
Exelon
5.625%, 06/15/35	2,720	2,622
Exelon Generation
6.250%, 10/01/39	580	592
5.200%, 10/01/19	290	293
FirstEnergy Solutions
6.800%, 08/15/39 (B)	860	912
6.050%, 08/15/21 (B)	1,060	1,095
4.800%, 02/15/15 (B)	345	355
FirstEnergy, Ser B
6.450%, 11/15/11	23	25
FirstEnergy, Ser C
7.375%, 11/15/31	2,995	3,357
Florida Power
6.400%, 06/15/38	240	284

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

KCP&L Greater Missouri Operations
8.270%, 11/15/21	$2,700	$2,692
Nevada Power, Ser A
8.250%, 06/01/11	1,815	1,975
Nisource Finance
6.800%, 01/15/19	2,261	2,315
NRG Energy
7.250%, 02/01/14	1,610	1,582
Oncor Electric Delivery
6.800%, 09/01/18	2,000	2,301
Pacific Gas & Electric
8.250%, 10/15/18 (C)	210	267
6.050%, 03/01/34	2,110	2,347
5.800%, 03/01/37	800	866
Pacificorp
6.250%, 10/15/37	788	910
5.650%, 07/15/18	605	661
Power Contract Financing
6.256%, 02/01/10 (B)	508	513
Progress Energy
6.850%, 04/15/12	511	556
Public Service of New Mexico
7.950%, 05/15/18	1,805	1,821
PVNGS II Funding
8.000%, 12/30/15	2,554	2,714
Sempra Energy
9.800%, 02/15/19	200	256
South Carolina Electric & Gas
6.500%, 11/01/18	215	248
Southern California Edison
6.000%, 01/15/34	1,505	1,704
Texas-New Mexico Power
9.500%, 04/01/19 (B)	2,880	3,540
Virginia Electric and Power
8.875%, 11/15/38	205	292

		63,556

Total Corporate Obligations (Cost $853,131) ($ Thousands)		829,909

ASSET-BACKED SECURITIES — 5.9%

Automotive — 0.3%
AmeriCredit Prime Automobile Receivable, Ser 2007-1, Cl A3
5.270%, 11/08/11	503	506
Bank of America Auto Trust, Cl A4
3.030%, 10/15/16 (B)	572	574
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A4
5.280%, 03/08/13	1,056	1,107
Daimler Chrysler Auto Trust, Ser 2008-B
1.248%, 07/08/11 (A)	37	37
Harley-Davidson Motorcycle Trust, Cl A4
3.320%, 02/15/17	379	386

88	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harley-Davidson Motorcycle Trust, Ser 2008-1, Cl A3A
4.250%, 02/15/13	$747	$768
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A4
5.000%, 01/15/17	951	998
Honda Auto Receivables Owner Trust, Cl A4
3.300%, 09/15/15	1,354	1,382
Hyundai Auto Receivables Trust, Cl A4
3.150%, 03/15/16	577	577
Nissan Auto Receivables Owner Trust, Ser 2009-A, Cl A4
4.740%, 08/17/15	515	546
Triad Auto Receivables Owner Trust, Ser 2006-B, Cl A3
5.410%, 08/12/11	367	369
Triad Auto Receivables Owner Trust, Ser 2006-C, Cl A3
5.260%, 11/14/11	178	179
World Omni Auto Receivables Trust, Ser 2009-A, Cl A4
5.120%, 05/15/14	530	562

		7,991

Credit Cards — 0.6%
American Express Credit Account Master Trust, Cl A
1.509%, 03/15/17 (A)	1,642	1,672
BA Credit Card Trust, Cl A12
0.263%, 03/15/14 (A)	411	404
Capital One Multi-Asset Execution Trust, Ser 2006-A11, Cl A11
0.409%, 06/17/19 (A)	1,307	1,211
Capital One Multi-Asset Execution Trust, Ser 2008-A3, Cl A3
5.050%, 02/15/16	2,288	2,468
Discover Card Master Trust I, Ser 2005-4, Cl A2
0.333%, 06/16/15 (A)	252	243
Discover Card Master Trust I, Ser 2006-3, Cl A1
0.349%, 03/15/14 (A)	300	295
Discover Card Master Trust, Ser 2007-A2, Cl A2
3.159%, 06/15/15 (A)	1,407	1,370
MBNA Credit Card Master Note Trust, Cl A5
0.303%, 10/15/15 (A)	448	433
MBNA Master Credit Card Trust, Ser 1997-B , Cl A
0.403%, 08/15/14 (A)	2,753	2,693
Target Credit Card Master Trust, Cl A
0.306%, 10/27/14 (A)	3,516	3,441

		14,230

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mortgage Related Securities — 1.4%
ABS Home Equity Loan Trust, Ser 2007-HE3, Cl A1
0.783%, 11/25/31 (A)	$403	$262
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.979%, 04/25/28 (A)	94	60
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.554%, 03/25/30 (A)	3,597	1,231
Asset-Backed Securities Home Equity, Ser 2003-HE4, Cl M2
3.319%, 08/15/33 (A)	165	55
Bear Stearns Asset-Backed Securities Trust, Ser 2000-2, Cl M2
8.280%, 08/25/30	5,146	4,522
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.414%, 03/25/37 (A)	3,897	3,398
BNC Mortgage Loan Trust, Ser 2007-1, Cl A2
0.374%, 03/25/37 (A)	1,650	1,367
BNC Mortgage Loan Trust, Ser 2007-1, Cl M1
0.554%, 03/25/37 (A)	6,300	64
Centex Home Equity, Ser 2006-A, Cl AV4
0.496%, 06/25/36 (A)	4,917	2,378
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.286%, 12/25/36 (A)	346	289
Conseco Finance, Ser 2001-D, Cl A5
6.190%, 11/15/32 (A)	1,393	1,220
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/28	10	10
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	16	15
Countrywide Asset-Backed Certificates, Ser 2007-S2, Cl A2
5.649%, 05/25/37 (A)	2,143	1,077
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.716%, 05/25/39 (A) (B)	1,615	1,214
Equivantage Home Equity Loan Trust, Ser 1997-2, Cl A3
7.775%, 07/25/28	6	4
LB-UBS Commercial Mortgage Trust, Ser 200-C4, Cl A2
7.370%, 08/15/26	228	233
Morgan Stanley Capital I, Ser 2007-HE2, Cl A2A
0.354%, 01/25/37 (A)	180	166

SEI Institutional Managed Trust / Annual Report / September 30, 2009	89

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.314%, 04/25/33 (A)	$83	$34
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.364%, 12/25/36 (A)	167	155
Nationstar Home Equity Loan Trust, Ser 2007-C, Cl 2AV2
0.444%, 06/25/37 (A)	5,500	2,892
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.914%, 01/25/32 (A)	374	283
Option One Mortgage Loan Trust, Ser 2007-14, Cl 2A3
0.496%, 01/25/37 (A)	9,500	3,314
Option One Mortgage Loan Trust, Ser 2007-6, Cl 2A4
0.564%, 07/25/37 (A)	4,574	1,590
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/25	1,542	1,260
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.474%, 01/25/37 (A)	6,450	2,196
Soundview Home Equity Loan Trust, Ser 2007-OPT1, Cl 2A1
0.394%, 06/25/37 (A)	2,562	1,931
Terwin Mortgage Trust, Ser 2005-9HG3, Cl A1
4.000%, 08/25/35 (A) (B) (H)	651	600
Terwin Mortgage Trust, Ser 2006-2HGS, Cl A1
4.500%, 03/25/37 (A) (B) (H)	3,932	606
Terwin Mortgage Trust, Ser 2006-4SL, Cl A1
4.500%, 05/25/37 (A) (B) (H)	3,842	670
Terwin Mortgage Trust, Ser 2006-6, Cl 1A2
4.750%, 07/25/37 (A) (H)	7,600	514
Terwin Mortgage Trust, Ser 2006-6, Cl 1A1
4.500%, 07/25/37 (A) (H)	3,456	329
Truman Capital Mortgage Loan Trust, Ser 2006-1, Cl A
0.574%, 03/25/36 (A) (B)	460	161
Wells Fargo Home Equity Trust, Ser 2004-2, Cl M8B
5.000%, 05/25/34 (A) (B) (H)	330	50

		34,150

Other Asset-Backed Securities — 3.6%
Bank America Manufactured Housing Contract Trust, Ser 1997-1, Cl M
6.800%, 01/10/28	3,310	3,151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Carrington Mortgage Loan Trust, Ser 2007-RFC1, Cl A1
0.296%, 07/27/09 (A)	$2,911	$2,465
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-1, Cl 2A2
0.814%, 03/25/32 (A)	1,469	836
Citicorp Residential Mortgage Securities, Ser 2006-1, Cl A2
5.682%, 07/25/36	128	127
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/37	1,970	1,301
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (A)	1,099	993
Conseco Finance Securitizations, Ser 2000-4, Cl A6
8.310%, 05/01/32 (A)	1,245	941
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.914%, 06/25/33 (A)	38	18
Countrywide Asset-Backed Certificates, Ser 2005-17, Cl 1AF3
5.711%, 05/25/36 (A)	6,450	2,514
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.706%, 10/25/35 (A)	5,150	4,260
Countrywide Asset-Backed Certificates, Ser 2006-10, Cl MV1
0.574%, 09/25/46 (A)	10,450	362
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl A2
0.619%, 02/15/34 (A)	1,155	487
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.559%, 12/15/35 (A)	2,048	710
Countrywide Home Equity Loan Trust, Ser 2007-GW, Cl A
0.869%, 11/15/28 (A)	11,533	5,039
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31	748	682
Credit-Based Asset Servicing and Securitization, Ser 2007-CB4, Cl A1A
0.404%, 04/25/37 (A)	2,025	1,620
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (B)	1,358	1,114
Embarcadero Aircraft Securitization Trust, Ser 2000-A, Cl A1
0.753%, 08/15/25 (A) (B)	3,897	1,325
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF10, Cl A4
0.634%, 11/25/35 (A)	6,777	4,267

90	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.434%, 09/25/26 (A)	$4,567	$503
First Horizon ABS Trust, Ser 2004-HE2, Cl A
0.534%, 02/25/34 (A)	1,534	1,153
Green Tree Financial, Ser 1993-4, Cl A5
7.050%, 01/15/19	263	262
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	810	802
GSAMP Trust, Ser 2003-SEA, Cl A1
0.714%, 02/25/33 (A)	3,049	1,699
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.604%, 11/25/35 (A)	5,763	4,518
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.614%, 11/25/35 (A)	4,677	2,472
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.644%, 05/25/46 (A)	5,569	493
Lehman XS Trust, Ser 2007-1, Cl WF1
7.000%, 01/25/37	2,510	1,431
Lehman XS Trust, Ser 2007-9, Cl 1A1
0.434%, 05/25/37 (A)	8,745	6,199
Master Specialized Loan Trust, Ser 2007-2, Cl A
0.664%, 05/25/37 (A) (B)	8,625	3,019
Merrill Lynch Mortgage Investors, Ser 2005-SL3, Cl A1
0.544%, 07/25/36 (A)	342	214
Merrill Lynch Mortgage Investors, Ser 2006-WMC2, Cl A2D
5.895%, 03/25/37	5,058	1,861
Merrill Lynch Mortgage Investors, Ser 2007-MLN1, Cl M1
0.714%, 03/25/37 (A)	3,010	25
Merrill Lynch Mortgage Investors, Ser 2007-SL1, Cl A1
0.614%, 02/25/37 (A)	6,173	136
Mid-State Trust, Ser 11, Cl A1
4.864%, 07/15/38	3,451	2,943
Morgan Stanley Dean Witter Capital Heloc Trust, Ser 2005-1, Cl A
0.504%, 07/25/17 (A)	566	260
Nelnet Student Loan Trust, Ser 2008-4, Cl A4
2.572%, 04/25/24 (A)	2,740	2,807
Oncor Electric Delivery Transition Bond, Ser 2003-1, Cl A2
4.030%, 02/15/12	534	541
Residential Asset Mortgage Products, Ser 2003-RS11, Cl MII1
1.409%, 12/25/33 (A)	188	111

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Mortgage Products, Ser 2003-RS2, Cl AII
0.994%, 03/25/33 (A)	$63	$35
Saco I, Ser 2005-9, Cl A1
0.564%, 12/25/35 (A)	870	208
Saco I, Ser 2005-WM3, Cl A1
0.834%, 09/25/35 (A)	894	257
Saco I, Ser 2006-6, Cl A1
0.444%, 06/25/36 (A)	2,865	274
SLC Student Loan Trust, Cl A4A
1.899%, 12/15/32 (A)	1,698	1,713
SLC Student Loan Trust, Ser 2006-2, Cl B
0.859%, 12/15/39 (A)	5,250	2,807
SLM Student Loan Trust, Cl A4L
0.449%, 09/17/18 (A)	258	255
SLM Student Loan Trust, Cl A2
0.754%, 01/25/19 (A)	1,054	1,049
SLM Student Loan Trust, Cl A4
2.204%, 07/25/23 (A)	851	882
0.594%, 10/25/22 (A)	580	573
0.519%, 12/15/17 (A)	204	203
0.499%, 12/17/18 (A)	158	157
SLM Student Loan Trust, Ser 2006-9, Cl B
1.322%, 01/25/41 (A)	4,000	3,401
SLM Student Loan Trust, Ser 2006-C, Cl C
1.019%, 12/15/39 (A)	4,000	326
SLM Student Loan Trust, Ser 2008-6, Cl A4
2.192%, 10/25/14 (A)	405	399
SLM Student Loan Trust, Ser 2008-8, Cl A4
2.154%, 07/25/22 (A)	2,324	2,375
Small Business Administration, Ser 2003-P10A, Cl 1
4.524%, 02/10/13	1,262	1,301
Structured Asset Investment Loan Trust, Ser 2003-BC4, Cl M2
3.314%, 06/25/33 (A)	109	66
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.404%, 03/25/37 (A)	4,560	4,254
Structured Asset Securities, Ser 2007-BC4, Cl A3
0.564%, 11/25/37 (A)	4,436	3,997
Structured Asset Securities, Ser 2007-TC1, Cl A
0.614%, 04/25/31 (A) (B)	432	284
Swift Master Auto Receivables Trust, Ser 2007-1, Cl A
0.419%, 06/15/12 (A)	733	726

		89,203

Total Asset-Backed Securities (Cost $248,676) ($ Thousands)		145,574

SEI Institutional Managed Trust / Annual Report / September 30, 2009	91

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 1.0%
Allison Transmission
3.000%, 08/07/14	$963	$838
Aramark
3.750%, 01/26/14 (A)	29	27
2.156%, 01/31/14	430	401
Charter Communications, Term B Loan
6.250%, 03/15/14 (H)	1,474	1,388
DAE Aviation Holdings, Term B1 Loan
4.240%, 07/31/14	287	256
DAE Aviation Holdings, Term B2 Loan
4.240%, 07/31/14	282	251
DaimlerChrysler Financial Services North America, Term B Loan
4.250%, 08/03/12 (A)	980	939
Enterprise GP Holdings, Term B Loan
2.663%, 11/10/14 (A)	990	964
First Data, Term B2 Loan
3.035%, 10/15/14	3,756	3,228
Harrah’s Operating, Term B2 Loan
3.504%, 01/28/15 (A)	605	491
IASIS
2.246%, 05/01/14	683	642
IASIS (Delayed Draw)
2.246%, 05/01/14	236	222
IASIS (Synthetic)
2.100%, 05/01/14	64	60
Iconix, Term B Loan
2.500%, 05/01/14	800	768
Idearc, Term B Loan
3.418%, 11/01/14	959	405
Insight Midwest Holdings LLC, Term B Loan
2.260%, 04/06/14	675	642
Las Vegas Sands LLC (Delayed Draw)
2.040%, 05/23/14 (A)	362	303
Las Vegas Sands LLC, Term B Loan
2.040%, 05/23/14 (A)	1,600	1,336
Lodgenet Entertainment, Term B Loan
2.290%, 04/04/14	841	745
Manor Care, Term B Loan
2.746%, 11/15/14	972	907
Petco Animal Supplies, Term B Loan
2.520%, 11/15/13	980	944
Regal Cinemas, Term B Loan
4.348%, 10/19/10	383	380
SunGuard Extended Term Loan
3.933%, 02/28/16	1,186	1,155
Sunguard, Term B Loan
2.004%, 08/15/12	42	39
Telesat Canada, Term B Loan
3.250%, 10/15/14	1,049	1,007

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Telesat Canada, Term B Loan (Delayed Draw)
3.250%, 10/15/14	$90	$86
Texas Competitive Electric Holdings, Term B2 Loan
3.754%, 10/10/14 (A)	1,960	1,559
Tribune
5.541%, 05/30/09 (A) (D)	366	178
United Airlines
2.250%, 01/12/14	701	515
Univision Communications, Term B Loan
2.532%, 09/15/14	2,500	2,107
UPC
3.761%, 10/17/13	352	338
UPC Financing Partnership
2.011%, 12/31/14	648	604
Visteon, Term B Loan
5.250%, 06/20/13	1,000	804
CMP Susquehanna
2.248%, 06/07/13	933	653

Total Loan Participations (Cost $28,555) ($ Thousands)		25,182

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
FHLMC
0.140%, 10/07/09 (E)	5,435	5,435
FICO STRIPS, PO
0.00%, 02/08/18 to 09/26/19 (E)	11,780	8,100
FNMA
5.250%, 08/01/12	1,860	1,988
0.130%, 12/16/09 (E)	1,440	1,440
0.100%, 01/25/10 (E)	1,925	1,924

Total U.S. Government Agency Obligations (Cost $18,471) ($ Thousands)		18,887

PREFERRED STOCK — 0.0%
GMAC Preferred Blocker 7.000%, 12/31/49 (D)	2	988

Total Preferred Stock (Cost $ — ) ($ Thousands)		988

MUNICIPAL BOND — 0.1%
North Texas Tollway Authority, RB
6.718%, 01/01/49	740	830
Tennessee Valley Authority
5.250%, 09/15/39	880	928

Total Municipal Bonds (Cost $1,610) ($ Thousands)		1,758

92	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

CASH EQUIVALENTS — 3.6%
Evergreen Institutional Money Market Fund, 0.13%**	43,758,664	$43,758
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.270%**†	46,045,815	46,046

Total Cash Equivalents (Cost $89,804) ($ Thousands)		89,804

COMMERCIAL PAPER — 0.4%
BNP Paribas Finance
0.250%, 11/23/09	$1,595	1,594
0.210%, 11/25/09	7,035	7,033
Rabobank USA Financial
0.230%, 12/03/09	1,570	1,569

Total Commercial Paper (Cost $10,196) ($ Thousands)		10,196

U.S. TREASURY OBLIGATIONS — 10.5%
U.S. Treasury Bills (E)
0.175%, 10/15/09	5,825	5,825
0.144%, 11/19/09	13,215	13,214
0.135%, 12/10/09	41,625	41,620
0.125%, 12/03/09	1,615	1,615
U.S. Treasury Bonds
8.875%, 02/15/19	1,595	2,306
7.125%, 02/15/23 (C)	624	837
5.375%, 02/15/31 (C)	8,767	10,416
4.500%, 08/15/39 (C)	10,258	11,059
4.250%, 05/15/39	5,261	5,443
3.500%, 02/15/39 (C)	28,574	25,886
U.S. Treasury Bond TIPS
3.875%, 04/15/29	6,980	11,772
3.625%, 04/15/28	6,550	10,781
2.375%, 01/15/25 to 01/15/27 (C)	18,873	21,995
2.000%, 01/15/16 to 01/15/26 (C)	7,171	8,054
1.750%, 01/15/28	12,937	12,742
1.625%, 01/15/15	820	942
U.S. Treasury Notes
3.625%, 08/15/19 (C)	5,968	6,126
3.125%, 05/15/19 (C)	4,725	4,649
3.000%, 08/31/16 to 09/30/16	6,455	6,482
2.750%, 02/15/19 (C)	16,096	15,360
2.625%, 07/31/14	2,313	2,352
2.375%, 08/31/14 to 09/30/14	14,748	14,798
1.875%, 06/15/12 to 04/30/14	2,200	2,183
1.500%, 07/15/12	134	135
1.375%, 09/15/12	508	507
1.000%, 07/31/11 to 08/31/11	1,476	1,480
0.875%, 05/31/11 (C)	14,445	14,479
U.S. Treasury STRIPS (E)
3.785%, 11/15/27	5,155	2,396

Description	Face Amount ($ Thousands)/ Shares/Contracts	Market Value ($ Thousands)

3.469%, 05/15/18	$2,310	$1,723

Total U.S. Treasury Obligations (Cost $247,789) ($ Thousands)		257,177

AFFILIATED PARTNERSHIP — 5.1%
SEI Liquidity Fund, L.P., 0.690%** (F)†	128,974,880	125,103

Total Affiliated Partnership (Cost $128,975) ($ Thousands)		125,103

Total Investments — 112.7% (Cost $2,927,726)($ Thousands)		$2,776,660

WRITTEN OPTIONS* — 0.0%
December 2009 U.S. Long Bond Future Call, Expires 11/21/09, Strike Price $121.00	(183)	(469)
March 2010 90 Day Euro$ Future Call, Expires 03/13/10, Strike Price $99.00	(79)	(23)
March 2010 Euro$ Future Call, Expires 03/16/10, Strike Price $99.50	(84)	(105)
March 2010 Euro$ Future Put, Expires 03/16/10, Strike Price $99.13	(127)	(46)

Total Written Options (Premiums Received $(562)) ($ Thousands)		(643)

	Notional Amount (Thousands)

WRITTEN SWAPTIONS — (0.1)%
U.S. Swaption Call, Deutsche Bank*	(32,010)	(786)
U.S. Swaption Put, Deutsche Bank*	(32,010)	(1,573)

Total Written Swaptions (Premiums Received $(2,471)) ($ Thousands)		(2,359)

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	335	Mar-2010	$589
90-Day Euro$	84	Jun-2010	113
90-Day Euro$	(17)	Sep-2010	(1)
90-Day Euro$	(17)	Dec-2010	(124)
90-Day Euro$	(17)	Mar-2011	(112)
90-Day Euro$	(17)	Jun-2011	(101)
U.S. 10-Year Treasury Note	(169)	Dec-2009	(266)
U.S. 2-Year Treasury Note	101	Dec-2009	120
U.S. 5-Year Treasury Note	1,067	Dec-2009	1,363
U.S. Long Treasury Bond	247	Dec-2009	719

			$2,300

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	93

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2009

A summary of the outstanding forward foreign currency contracts held by the Fund at September 30, 2009, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
11/19/09	EUR	7,805	USD	11,240	$(168)
11/19/09	GBP	12,750	USD	21,241	856
11/19/09	USD	11,178	EUR	7,805	230
11/19/09	USD	21,220	GBP	12,750	(835)

					$83

A summary of outstanding swap agreements held by the Fund at September 30, 2009, is as follows (see Note 2 in Notes to Financial Statements):

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)%	10/12/52	$6,325	$(2,349)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,750	(1,046)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	6,635	(2,464)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,900	(1,104)
Barclays Bank PLC	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(2,500)	(41)
Barclays Bank PLC	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(2,000)	(14)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,590	(999)
Citigroup	ABX.HE.AAA 06-2 Index	SELL	0.11	05/25/46	(1,350)	(284)
Citigroup	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(5,795)	(3,027)
Citigroup	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(2,900)	68
Citigroup	ABX.HE.PENAAA 07-2 Index	SELL	0.76	01/25/38	(8,250)	357
Citigroup	Arrow Electric, 6.875%, 06/01/18	BUY	(0.82)	03/20/14	965	(8)
Citigroup	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	5,220	(1,965)
Citigroup	Darden Restaurants Inc., 6.000%, 08/15/35	BUY	(2.73)	03/20/14	440	(28)
Citigroup	Darden Restaurants Inc., 7.125%, 02/01/16	BUY	(2.40)	03/20/15	800	(43)
Citigroup	DR Horton Inc., 5.375%, 6/15/12	BUY	(1.00)	09/20/16	520	—
Citigroup	DR Horton Inc., 5.375%, 6/15/12	BUY	(1.00)	09/20/16	480	—
Citigroup	Hewlett Packard, 5.400%, 03/01/17	BUY	(0.72)	03/20/14	965	(21)
Citigroup	Home Depot, 5.875%, 12/16/36	BUY	(2.67)	03/20/14	2,900	(257)
Citigroup	KB Home 5.750%, 02/01/14	BUY	(1.00)	09/20/16	520	1
Citigroup	KB Home 5.750%, 2/1/14	BUY	(1.00)	09/20/16	480	1
Citigroup	Lowes Cos. Inc., 8.250%, 06/01/10	BUY	(1.20)	03/20/14	3,025	(80)
Citigroup	Nordstrom Inc., 6.950%, 03/15/28	BUY	(3.15)	03/20/14	240	(17)
Credit Suisse	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(2,423)	(257)
Credit Suisse	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(3,325)	(376)
Credit Suisse	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(2,000)	(288)
Credit Suisse	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	7,885	(2,959)
Credit Suisse	General Electric Corp., 5.625%, 09/15/17	SELL	6.55	12/20/10	(1,480)	94
Credit Suisse	Pulte Homes, Inc., 5.250%, 1/15/14	BUY	(1.00)	09/20/16	1,500	(12)
Credit Suisse	Toll Brothers Inc., 5.150%, 05/15/15	BUY	(1.00)	09/20/16	1,210	17
Credit Suisse	Toll Brothers Inc., 5.150%, 05/15/15	BUY	(1.00)	09/20/16	4,885	68
Deutsche Bank	Centex Corporation, 5.250%, 06/15/15	BUY	(4.40)	12/20/13	125	(19)
Deutsche Bank	Darden Restaurants Inc., 6.000%, 08/15/35	BUY	(2.25)	03/20/14	1,075	(46)
Deutsche Bank	Darden Restaurants Inc., 7.125%, 02/01/16	BUY	(2.25)	03/20/13	400	(15)
Deutsche Bank	DR Horton Inc., 5.375%, 6/15/12	BUY	(1.00)	09/20/16	410	(7)
Deutsche Bank	DR Horton Inc., 5.375%, 6/15/12	BUY	(1.00)	09/20/16	375	(6)
Deutsche Bank	Kohl’s Corporation, 6.250%, 12/15/17	BUY	(1.00)	12/20/14	655	—
Deutsche Bank	Kohl’s Corporation, 6.250%, 12/15/17	BUY	(1.00)	12/20/14	655	1
Deutsche Bank	Kohl’s Corporation, 6.250%, 12/15/17	BUY	(1.00)	12/20/14	600	—
Deutsche Bank	Kohl’s Corporation, 6.250%, 12/15/17	BUY	(1.00)	12/20/14	600	—
Deutsche Bank	Nordstrom Inc., 6.950%, 03/15/28	BUY	(2.10)	03/20/14	1,325	(36)
Deutsche Bank	Pulte Homes, Inc., 5.250%, 1/15/14	BUY	(1.00)	09/20/16	2,200	(14)
Deutsche Bank	Pulte Homes, Inc., 5.250%, 1/15/14	BUY	(1.00)	09/20/16	1,500	16
Deutsche Bank	Target Corporation, 4.000%, 6/15/13	BUY	(1.00)	12/20/14	655	2
Deutsche Bank	Target Corporation, 4.000%, 6/15/13	BUY	(1.00)	12/20/14	655	2
Deutsche Bank	Target Corporation, 4.000%, 6/15/13	BUY	(1.00)	12/20/14	600	2
Deutsche Bank	Target Corporation, 4.000%, 6/15/13	BUY	(1.00)	12/20/14	600	2
Goldman Sachs	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(2,375)	(257)
Goldman Sachs	DR Horton, Inc., 5.375%, 6/15/12	BUY	(1.00)	09/20/16	405	(7)
Goldman Sachs	DR Horton, Inc., 5.375%, 6/15/12	BUY	(1.00)	09/20/16	370	(6)
Goldman Sachs	Pulte Homes, Inc., 5.250%, 1/15/14	BUY	(1.00)	09/20/16	1,150	(4)
Greenwich Capital Markets	ABX.HE.AA 06-2 Index	SELL	0.17	05/25/46	(1,900)	(201)
JPMorgan Chase Bank	CDX.IG HVOL.12 Index	SELL	5.00	06/20/14	(3,400)	289

94	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Merrill Lynch	Centex Corporation, 5.250%, 06/15/15	BUY	(3.56)%	12/20/12	$1,350	$(130)
Merrill Lynch	Centex Corporation, 5.250%, 06/15/15	BUY	(3.65)	12/20/12	925	(91)
Morgan Stanley	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(1,700)	(344)
Morgan Stanley	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(3,800)	(738)
Morgan Stanley	Darden Restaurants Inc., 7.125%, 02/01/16	BUY	(2.25)	03/20/13	400	(15)
Morgan Stanley	Berkshire Hathaway, 4.625%, 10/15/13	SELL	4.00	03/20/11	(2,800)	122

						$(18,533)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
JPMorgan Chase Bank	2.91%	3-Month LIBOR	02/28/14	$44,100,000	$(518)

Percentages are based on a Net Assets of $2,464,404 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2009.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effects as of September 30, 2009. The date reported on the Schedule of Investments is the maturity date. The effective date may be shorter.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	This security or a partial position of this security is on loan at September 30, 2009 (see Note 9). The total value of securities on loan at September 30, 2009 was $124,183 ($ Thousands).

(D)	Security in default on interest payments.

(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2009 was $125,103 ($ Thousands).

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2009 was $1,767 ($ Thousands) and represented 0.07% of Net Assets.

(H)	Security considered illiquid. The total market value of such securities as of September 30, 2009 was $19,766 ($ Thousands) and represented 0.80% of Net Assets.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

Amounts designated as “—” are $O or have been rounded to $O.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	95

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Concluded)

September 30, 2009

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$1,267,303	$4,779	$1,272,082
Corporate Obligations	—	826,759	3,150	829,909
U.S. Treasury Obligations	—	257,177	—	257,177
Asset-Backed Securities	—	145,574	—	145,574
U.S. Government Agency Obligations	—	18,887	—	18,887
Preferred Stock	—	988	—	988
Municipal Bond	—	1,758	—	1,758
Loan Participations	—	25,182	—	25,182
Commercial Paper	—	10,196	—	10,196
Cash Equivalents	89,804	—	—	89,804
Affiliated Partnership	—	125,103	—	125,103

Total Investments in Securities	$89,804	$2,678,927	$7,929	$2,776,660

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(643)	$—	$—	$(643)
Swaptions	—	—	(2,359)	(2,359)
Futures*	2,300	—	—	2,300
Forwards*	—	83	—	83
Credit Default Swaps*	—	$(18,533)	—	(18,533)
Interest Rate Swaps*	—	(518)	—	(518)

Total Other Financial Instruments	$1,657	$(18,968)	$(2,359)	$(19,670)

*	Futures, Forwards and Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Mortgage-Backed Securities	Swaption
Beginning balance as of October 1, 2008	$—	$5,384	$—
Accrued discounts/premiums	—	78	—
Realized gain/(loss)	—	142	—
Change in unrealized appreciation/(depreciation)	—	(412)	112
Net purchases/sales	—	(416)	(2,471)
Net transfer in and/or out of Level 3	3,150	3	—

Ending balance as of September 30, 2009	$3,150	$4,779	$(2,359)

Changes in unrealized gains/(losses) included in earnings related to securities held at reporting date.	$—	$(412)	$—

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

96	SEI Institutional Managed Trust / Annual Report / September 30, 2009

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 54.2%

Agency Mortgage-Backed Obligations — 41.7%
FHLMC
11.000%, 02/17/21	$769	$847
10.000%, 03/17/26 to 10/01/30	2,000	2,286
7.500%, 02/01/38 to 09/01/38	2,207	2,398
6.500%, 10/01/31 to 09/01/38	4,344	4,648
6.000%, 02/01/18 to 09/01/38	7,072	7,523
5.500%, 01/01/18 to 03/01/38	11,358	11,996
5.000%, 03/01/34 to 02/01/39	12,661	13,131
4.500%, 11/01/33 to 09/01/35	806	820
4.000%, 10/01/33	761	753
FHLMC ARM
6.505%, 02/01/37 (A)	1,186	1,253
6.379%, 10/01/37 (A)	948	997
6.376%, 10/01/37 (A)	170	180
6.360%, 12/01/36 (A)	1,407	1,495
6.300%, 10/01/36 (A)	1,406	1,492
6.175%, 12/01/36 (A)	1,695	1,799
6.059%, 10/01/37 (A)	353	371
6.054%, 11/01/36 (A)	410	433
6.029%, 04/01/37 (A)	297	314
6.012%, 03/01/37 (A)	1,789	1,883
6.007%, 05/01/37 (A)	1,279	1,352
5.997%, 04/01/37 (A)	1,061	1,118
5.995%, 01/01/37 (A)	442	469
5.967%, 11/01/36 (A)	2,266	2,387
5.965%, 01/01/37 (A)	1,163	1,220
5.956%, 03/01/38 (A)	1,482	1,567
5.910%, 03/01/37 (A)	48	51
5.869%, 05/01/37 (A)	1,654	1,751
5.841%, 04/01/37 (A)	667	709
5.815%, 05/01/37 (A)	966	1,020
5.812%, 06/01/37 (A)	842	891

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.758%, 03/01/36 (A)	$1,524	$1,593
5.730%, 02/01/37 (A)	196	206
5.427%, 05/01/38 (A)	764	804
FHLMC CMO, Cl D
6.500%, 08/15/28	679	731
FHLMC CMO, Cl ZM
6.500%, 06/15/32	571	623
FHLMC CMO, Cl 3A
7.000%, 02/25/43	557	612
FHLMC CMO, Cl ZA
6.500%, 04/15/32	727	785
FHLMC CMO, Cl LK
0.613%, 10/15/34 (A)	561	538
FHLMC CMO, IO
6.347%, 09/15/36 (A)	1,413	154
6.207%, 11/15/37 (A)	1,432	147
0.000%, 10/15/33 to 10/15/36	721	608
FHLMC CMO, Cl 1A2
7.000%, 07/25/43	630	692

FHLMC CMO, Cl HC
6.500%, 02/15/28	324	345
FHLMC CMO, Cl 4A
7.500%, 09/25/43	829	930
FHLMC CMO, Cl YT, PO
0.000%, 09/15/34 (A)	91	89
FHLMC CMO, Cl GK
23.655%, 06/15/35 (A)	148	173
FHLMC CMO, Cl FC
1.246%, 12/15/34 (A)	193	193
FHLMC CMO, Cl HP
21.027%, 05/15/35 (A)	137	154
FHLMC CMO, Cl 1A
6.500%, 09/25/43 (A)	250	270
FHLMC CMO, Cl SJ
8.785%, 10/15/33 (A)	358	313
FHLMC CMO, Cl SA
14.404%, 06/15/33 (A)	433	482
FHLMC CMO, Cl SV
8.635%, 11/15/33 (A)	205	191
FHLMC CMO, Cl PV
6.250%, 10/15/23	1,903	2,050
FHLMC CMO, Cl A5
7.500%, 02/25/42	1,023	1,140
FHLMC CMO STRIPS, Ser 232, Cl IO, IO
5.000%, 08/01/35	1,427	256
FHLMC CMO, Ser 1611, Cl Z
6.500%, 11/15/23	1,284	1,383
FHLMC CMO, Ser 2043, Cl CJ
6.500%, 04/15/28	978	1,041
FHLMC CMO, Ser 2399, Cl XG
6.500%, 01/15/32	930	1,009
FHLMC CMO, Ser 2558, Cl BD
5.000%, 01/15/18	173	184

SEI Institutional Managed Trust / Annual Report / September 30, 2009	97

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2590, Cl BY
5.000%, 03/15/18	$71	$75
FHLMC CMO, Ser 2676, Cl CY
4.000%, 09/15/18	202	207
FHLMC CMO, Ser 2690, Cl TV
4.500%, 11/15/25	147	152
FHLMC CMO, Ser 2727, Cl PW
3.570%, 06/15/29	62	64
FHLMC CMO, Ser 2733, Cl ME
5.000%, 01/15/34	1,080	1,111
FHLMC CMO, Ser 2765, Cl CT
4.000%, 03/15/19	117	118
FHLMC CMO, Ser 2790, Cl TN
4.000%, 05/15/24	308	307
FHLMC CMO, Ser 2843, Cl BC
5.000%, 08/15/19	261	277
FHLMC CMO, Ser 2875, Cl HB
4.000%, 10/15/19	45	45

FHLMC CMO, Ser 2945, Cl SA
11.856%, 03/15/20 (A)	188	215
FHLMC CMO, Ser 2985, Cl JR
4.500%, 06/15/25	383	390
FHLMC CMO, Ser 3028, Cl PG
5.500%, 09/15/35	175	187
FHLMC CMO, Ser 3035, Cl PA
5.500%, 09/15/35	86	92
FHLMC CMO, Ser 3289, Cl PC
5.000%, 12/15/32	488	506
FHLMC CMO, Ser 3372, Cl BD
4.500%, 10/15/22	262	268
FHLMC CMO, Ser 3465, Cl HA
4.000%, 07/15/17	267	277
FNMA
7.500%, 10/01/37 to 11/01/38	2,513	2,752
7.000%, 04/01/32 to 06/01/35	1,105	1,219
6.500%, 05/01/27 to 12/01/37	3,205	3,453
6.000%, 03/01/19 to 11/01/38	11,911	12,719
5.500%, 11/01/17 to 08/01/37	42,294	44,762
5.000%, 01/01/20 to 02/01/39	11,096	11,517
4.500%, 09/01/34 to 11/01/35	2,401	2,446
FNMA TBA
6.500%, 12/13/37	3,000	3,183
5.000%, 11/01/37	8,000	8,233
4.500%, 11/15/34	500	505
FNMA ARM
6.594%, 09/01/36 (A)	978	1,038
6.347%, 09/01/36 (A)	1,383	1,471
6.330%, 07/01/37 (A)	1,416	1,513
6.297%, 09/01/37 (A)	349	367
6.272%, 10/01/36 (A)	126	133
6.248%, 02/01/37 (A)	1,968	2,100
6.226%, 11/01/37 (A)	946	999
6.210%, 06/01/36 (A)	1,350	1,432
6.204%, 09/01/37 (A)	44	46

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.200%, 08/01/36 (A)	$373	$394
6.123%, 09/01/37 (A)	775	822
6.118%, 11/01/37 (A)	197	209
6.110%, 12/01/36 (A)	126	133
6.040%, 05/01/36 (A)	1,360	1,437
6.019%, 04/01/36 (A)	998	1,047
6.017%, 01/01/37 to 10/01/37 (A)	478	507
6.012%, 07/01/37 (A)	568	598
5.981%, 04/01/37 (A)	150	159
5.961%, 01/01/37 (A)	1,476	1,562
5.939%, 01/01/37 (A)	184	195
5.925%, 03/01/37 (A)	88	93
5.903%, 11/01/36 (A)	603	639
5.901%, 04/01/37 (A)	498	527
5.890%, 12/01/36 (A)	749	790
5.884%, 02/01/37 (A)	129	136
5.745%, 05/01/37 (A)	417	439
5.726%, 09/01/36 (A)	503	529

5.690%, 02/01/39 (A)	483	509
5.689%, 05/01/37 (A)	108	114
5.680%, 03/01/36 (A)	573	603
5.661%, 11/01/36 (A)	623	655
5.613%, 11/01/37 (A)	1,184	1,239
5.597%, 05/01/37 (A)	227	239
5.576%, 12/01/36 (A)	1,111	1,169
5.509%, 07/01/37 (A)	1,335	1,406
FNMA CMO, Cl BP
5.900%, 02/25/15	952	960
FNMA CMO, Cl SM
17.198%, 09/25/24 (A)	568	732
FNMA CMO, Cl VD
6.500%, 05/25/17	773	827
FNMA CMO, Cl A2
0.211%, 12/25/36 (A)	592	558
FNMA CMO, Cl US
23.664%, 11/25/35 (A)	1,193	1,631
FNMA CMO, Cl DP
5.000%, 06/25/19	1,000	1,057
FNMA CMO, Cl XT
4.500%, 12/25/17	1,057	1,084
FNMA CMO, Cl FA
0.646%, 06/25/37 (A)	797	780
FNMA CMO, Cl BA
7.000%, 03/25/45	320	350
5.250%, 11/25/33	331	325
FNMA CMO
6.000%, 10/25/33	1,000	1,077
0.642%, 10/25/16 (A)	2,528	44
0.000%, 09/25/32 to 11/25/33	778	676
FNMA CMO, Cl SB
16.259%, 08/25/35 (A)	436	509
FNMA CMO, Cl PD
6.000%, 10/25/36	1,000	1,082
FNMA CMO STRIPS, Ser 360, Cl 2, IO
5.000%, 08/01/35	2,076	379

98	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	$878	$930
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	3,825	4,126
FNMA CMO, Ser 2002-94, Cl HQ
4.500%, 01/25/18	219	230
FNMA CMO, Ser 2003-108, Cl BE
4.000%, 11/25/18	156	159
FNMA CMO, Ser 2003-125, Cl AY
4.000%, 12/25/18	49	50
FNMA CMO, Ser 2004-60, Cl PA
5.500%, 04/25/34	165	175
FNMA CMO, Ser 2004-80, Cl LE
4.000%, 11/25/19	936	946
FNMA CMO, Ser 2004-81, Cl KE
4.500%, 11/25/19	49	51

FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	140	150
FNMA CMO, Ser 2005-69, Cl JM
4.500%, 08/25/25	147	149
FNMA CMO, Ser 2007-113, Cl DB
4.500%, 12/25/22	336	344
FNMA CMO, Ser 2007-77, Cl MH
6.000%, 12/25/36	645	692
FNMA CMO, Ser 2008-35, Cl B
5.000%, 08/25/23	50	53
FNMA CMO, Ser 30, Cl MA
4.250%, 02/25/37	1,791	1,860
FNMA Grantor Trust CMO, Cl A2
7.500%, 12/25/41	556	611
7.000%, 07/25/42	565	618
FNMA Grantor Trust CMO, Cl A1
7.000%, 12/25/41	883	966
6.500%, 11/25/31	674	720
FNMA Grantor Trust CMO, Cl 1A3
7.000%, 02/25/44	525	575
FNMA TBA
4.500%, 10/25/39 to 10/25/39	4,635	4,694
FNMA Whole Loan CMO, Cl 1AF1
0.506%, 11/25/46 (A)	569	543
0.466%, 02/25/36 (A)	586	564
FNMA Whole Loan CMO, Cl 1A3
7.500%, 12/25/45	497	554
FNMA Whole Loan CMO, Cl 2A2
7.000%, 12/25/33 to 02/25/44	1,759	1,926
FNMA Whole Loan CMO, Cl 1A8
4.550%, 06/25/43	429	432
FNMA Whole Loan CMO, Cl 2A
7.500%, 12/25/42	344	384
FNMA Whole Loan CMO, Cl 2AF
0.466%, 03/25/45 (A)	480	456
FNMA Whole Loan CMO, IO
7.854%, 06/25/42 (A)	696	82

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA
7.500%, 10/15/37	$1,265	$1,368
6.500%, 12/15/32 to 12/15/35	2,584	2,759
GNMA ARM
4.500%, 02/20/34 (A)	875	894
3.750%, 12/20/33 (A)	1,018	1,034
3.500%, 05/20/36 (A)	898	908
GNMA CMO, Cl SV
8.754%, 04/20/34 (A)	547	563
GNMA CMO, Cl Z
7.500%, 12/20/29	789	820
6.500%, 12/20/31	822	928
GNMA CMO, Cl MV
6.000%, 04/20/20	1,967	2,146
GNMA CMO, Cl ST
7.000%, 09/20/34 (A)	299	298

GNMA CMO
7.459%, 04/16/38 (A)	839	84
7.354%, 09/20/38 (A)	1,188	131
6.504%, 03/20/39 (A)	2,500	257
6.500%, 03/20/39	921	111
6.309%, 11/16/33 (A)	898	109
6.304%, 11/20/37 (A)	739	63
6.284%, 12/20/37 (A)	1,008	84
6.154%, 12/20/38 (A)	1,985	192
6.054%, 03/20/39 (A)	1,954	220
6.000%, 12/20/38	496	71
5.954%, 03/20/37 to 06/20/38 (A)	4,093	328
5.794%, 02/20/39 (A)	1,166	100
0.441%, 04/16/37 (A)	754	728
GNMA CMO, Cl SB
7.393%, 03/17/33 (A)	478	474
GNMA CMO, Ser 2003-86, Cl ZK
5.000%, 10/20/33	1,008	1,028
GNMA CMO, Ser 2006-37, Cl JG
5.000%, 07/20/36	194	202
GNMA TBA
4.500%, 10/15/39 to 10/15/39	24,470	24,829
Vendee Mortgage Trust CMO, Cl ZB
7.250%, 02/15/23	1,188	1,304

		282,323

Mortgage Related Securities — 0.2%
JPMorgan Chase Commercial Mortgage Securities, Ser 2000-1-CIBC, Cl A3
6.260%, 03/15/33	183	189
JPMorgan Chase Commercial Mortgage Securities, Ser CIB4, Cl A3
6.162%, 05/12/34	732	772
Merrill Lynch Mortgage Trust, Ser KEY1, Cl A4
5.236%, 11/12/35 (A)	666	675

		1,636

SEI Institutional Managed Trust / Annual Report / September 30, 2009	99

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Non-Agency Mortgage-Backed Obligations — 12.3%
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
4.390%, 02/25/45 (A)	$1,607	$1,294
American Tower Trust, Ser 2007-1A, Cl AFX
5.420%, 04/15/37 (B)	386	382
ASG Resecuritization Trust
5.837%, 05/24/36 (A) (B)	452	443
5.595%, 03/26/37 (A) (B)	1,405	1,342
Asset Securitization, Cl A2
7.774%, 10/13/26 (A)	293	312
Banc of America Alternative Loan Trust, Cl 3A1
5.500%, 09/25/19	202	203

Banc of America Alternative Loan Trust, Cl 2A1
6.000%, 01/25/34	523	500
Banc of America Alternative Loan Trust, Cl 1A1
6.000%, 01/25/34	215	205
Banc of America Alternative Loan Trust, Cl 1CB2
5.500%, 11/25/33	339	339
Banc of America Alternative Loan Trust, Cl 5A1
5.500%, 02/25/19	152	145
Banc of America Commercial Mortgage, Cl A2
5.309%, 10/10/45	225	225
Banc of America Commercial Mortgage Securities, Ser 2002-PB2, Cl B
6.309%, 06/11/35	145	148
Banc of America Commercial Mortgage Securities, Ser 2003-1, Cl A2
4.648%, 09/11/36	164	168
Banc of America Commercial Mortgage Securities, Ser 2004-2, Cl A5
4.580%, 11/10/38	64	62
Banc of America Commercial Mortgage, Ser 2004-2, Cl A3
4.050%, 11/10/38	106	106
Banc of America Commercial Mortgage, Ser 2006-5, Cl A2
5.317%, 09/10/47	85	85
Banc of America Commercial Mortgage, Ser 2007-2, Cl A2
5.634%, 04/10/49 (A)	854	848
Banc of America Funding, Cl 1A7
5.500%, 10/25/34	299	294
Banc of America Mortgage Securities, Cl 1A23
4.500%, 04/25/34	337	336

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Mortgage Securities, Cl 4A1
4.750%, 06/25/19	$303	$302
Banc of America Mortgage Securities, Cl 2A1
0.796%, 05/25/18 (A)	305	289
BCAP Trust, Cl 17A1
5.750%, 06/26/37 (B)	505	499
BCAP Trust
5.500%, 11/26/34 (B)	1,017	956
Bear Stearns Commercial Mortgage Securities, Cl A6
4.750%, 02/13/46 (A)	122	121
Bear Stearns Commercial Mortgage Securities, Cl AAB
4.804%, 09/11/42	178	182

Bear Stearns Commercial Mortgage Securities, Cl A2
6.460%, 10/15/36	324	342
5.286%, 06/11/41 (A)	229	234
Bear Stearns Commercial Mortgage Securities, Ser 2000-WF1, Cl A2
7.780%, 02/15/32 (A)	254	255
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP4, Cl A3
5.610%, 11/15/33	96	100
Bear Stearns Commercial Mortgage Securities, Ser 2002-PBW1, Cl A2
4.720%, 11/11/35 (A)	178	185
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	253	258
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (A)	72	72
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR6, Cl A6
4.825%, 11/11/41	373	366
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/40 (A)	1,473	1,448
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.298%, 10/12/42 (A)	450	445
Chase Mortgage Finance
0.696%, 01/25/34 (A)	713	707
0.000%, 10/25/18	207	175

100	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chase Mortgage Finance, Cl 1A1
4.055%, 07/25/37 (A)	$247	$226
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.916%, 03/15/49 (A)	1,422	1,335
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (A)	691	736
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.220%, 12/10/49 (A)	2,000	1,661
Commercial Mortgage Pass Through Certificates, Cl A5
5.446%, 07/10/37 (A)	249	248

Commercial Mortgage Pass Through Certificates, Cl A4
4.715%, 03/10/39	467	458
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (B)	170	179
Countrywide Home Loan Mortgage Pass Through Trust, Cl A6
5.250%, 09/25/33	350	352
Countrywide Home Loan Mortgage Pass Through Trust
9.455%, 08/25/18 (A)	133	134
Countrywide Home Loan Mortgage Pass Through Trust, Cl 2A1
4.500%, 06/25/19	359	354
Credit Suisse Mortgage Capital Certificates, Cl A3
5.467%, 09/15/39	1,380	1,173
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	1,200	974
CS First Boston Mortgage Securities, Cl A4
5.100%, 08/15/38 (A)	158	154
CS First Boston Mortgage Securities, Cl A3
4.813%, 02/15/38	1,069	1,075
CS First Boston Mortgage Securities, Cl 8A1
6.000%, 11/25/18	246	237
CS First Boston Mortgage Securities, Ser 2001-CK1, Cl A3
6.380%, 12/18/35	118	123
CS First Boston Mortgage Securities, Ser 2002-CKN2, Cl A3
6.133%, 04/15/37	56	59
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A1
4.485%, 11/15/36	6	6

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	$536	$552
CS First Boston Mortgage Securities, Ser 2002-CP5, Cl A2
4.940%, 12/15/35	94	97
CS First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.535%, 10/25/33 (A)	1,550	1,288
CS First Boston Mortgage Securities, Ser 2003-C5, Cl A4
4.900%, 12/15/36 (A)	200	203

CS First Boston Mortgage Securities, Ser 2003-CK2, Cl A4
4.801%, 03/15/36	118	121
CS First Boston Mortgage Securities, Ser CPN1, Cl A2
4.597%, 03/15/35	80	80
DLJ Commercial Mortgage, Ser 2000-CKP1, Cl A1B
7.180%, 11/10/33	211	217
FHLMC, Ser K003, Cl AAB
4.768%, 05/25/18	342	360
First Horizon Alternative Mortgage Securities, Ser 2006-FA6, Cl 2A10
6.000%, 11/25/36	112	87
First Horizon Asset Securities, Cl 2A1
4.500%, 09/25/18	362	361
First Union National Bank Commercial Mortgage, Ser 2000-C2, Cl A2
7.202%, 10/15/32	155	160
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	178	181
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (A) (B)	1,259	1,285
GE Capital Commercial Mortgage, Cl A1
5.560%, 06/10/38	28	29
GE Capital Commercial Mortgage, Ser 2001-2, Cl A3
6.030%, 08/11/33	64	65
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	1,516	1,608
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	2,000	2,065
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.513%, 11/10/45 (A)	2,141	2,044
GMAC Commercial Mortgage Securities, Ser 2001-C1, Cl A2
7.724%, 03/15/33 (A)	243	244

SEI Institutional Managed Trust / Annual Report / September 30, 2009	101

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.667%, 05/10/40 (A)	$118	$123
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	689	704
GMAC Mortgage Loan Trust, Cl A4
4.277%, 10/19/33 (A)	416	396
Greenwich Capital Commercial Funding
5.190%, 04/10/37 (A)	247	252

Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	4,805	813
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (A)	482	453
Greenwich Capital Commercial Funding, Cl A6
5.135%, 06/10/36 (A)	171	173
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.116%, 07/10/38 (A)	1,050	961
GS Mortgage Securities II, Ser 2001-GL3A, Cl A2
6.449%, 08/05/18 (A) (B)	504	534
GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/39	1,000	938
GS Mortgage Securities II, Ser 2006-GG8, Cl A4
5.560%, 11/10/39	1,000	879
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.477%, 10/25/33 (A)	1,265	1,177
Impac Secured Assets CMN Owner Trust, Cl A1
5.500%, 08/25/33	203	194
JPMorgan Chase Commercial Mortgage Securities, Cl A2S
5.305%, 01/15/49	683	653
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl A3
6.429%, 04/15/35	1,170	1,207
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB5, Cl A2
5.161%, 10/12/37	130	135
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-PM1A, Cl A4
5.326%, 08/12/40 (A)	40	42
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP3, Cl A1
4.655%, 08/15/42	22	22
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/42 (A)	177	174

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7
6.051%, 04/15/45 (A)	$228	$231
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB19, Cl A2
5.815%, 02/12/49 (A)	93	94
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (A)	555	472

JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AM
6.260%, 02/15/51 (A)	955	677
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3
5.420%, 01/15/49	1,915	1,614
JPMorgan Commercial Mortgage Finance, Ser 2000-C10, Cl A2
7.371%, 08/15/32 (A)	104	104
JPMorgan Mortgage Trust, Cl 4A1
4.059%, 08/25/34 (A)	993	956
JPMorgan Mortgage Trust, Cl 6A1
4.034%, 08/25/34 (A)	533	494
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 11A2
4.502%, 06/25/35 (A)	1,485	1,067
LB-UBS Commercial Mortgage Trust
5.156%, 02/15/31	200	188
LB-UBS Commercial Mortgage Trust, Cl A5
4.628%, 10/15/29	101	93
LB-UBS Commercial Mortgage Trust, Cl A4
4.568%, 01/15/31	700	661
4.563%, 09/15/26	159	163
4.166%, 05/15/32	86	85
LB-UBS Commercial Mortgage Trust, Cl A2
5.300%, 11/15/38	472	471
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	334	348
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	179	184
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A2
5.084%, 02/15/31	445	447
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A2
5.318%, 02/15/40	248	248
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	156	151
LB-UBS Commercial Mortgage Trust, Ser 200-C4, Cl A2
7.370%, 08/15/26	104	106

102	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Master Adjustable Rate Mortgages Trust, Cl 3A6
3.111%, 11/21/34 (A)	$600	$578
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	1,057	1,024

MASTR Alternative Loans Trust, Cl 2A1
6.000%, 12/25/33	297	287
Merrill Lynch
5.439%, 02/12/39 (A)	1,810	1,824
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.261%, 02/25/34 (A)	1,266	1,200
Merrill Lynch Mortgage Trust, Cl A3A
4.949%, 07/12/38 (A)	171	170
Merrill Lynch/Countrywide Commercial Mortgage, Ser 2006-4, Cl A3
5.172%, 12/12/49 (A)	1,400	1,179
Morgan Stanley Capital I, Cl A4
5.809%, 12/12/49	846	724
5.538%, 06/15/38 (A)	316	313
Morgan Stanley Capital I, Cl A31
5.439%, 02/12/44	95	89
Morgan Stanley Capital I, Cl A2
5.374%, 03/12/44	1,377	1,386
Morgan Stanley Capital I, Cl A7
4.970%, 04/14/40	639	610
Morgan Stanley Capital I
5.560%, 03/12/44 (A)	232	222
5.168%, 01/14/42	81	81
Morgan Stanley Capital I, Ser 2003-T11, Cl A4
5.150%, 06/13/41	252	255
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	526	545
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	1,883	1,832
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.355%, 11/14/42 (A)	227	237
Morgan Stanley Capital I, Ser 2005-T17, Cl A5
4.780%, 12/13/41	68	66
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (A)	300	285
Morgan Stanley Capital I, Ser 2007-IQ, Cl A2
5.610%, 04/15/49	595	586
Morgan Stanley Dean Witter Capital I, Cl A2
4.740%, 11/13/36	795	807

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Dean Witter Capital I, Cl A4
5.740%, 12/15/35	$74	$78
Morgan Stanley Dean Witter Capital I
6.510%, 04/15/34	80	84

Morgan Stanley Dean Witter Capital I, Ser 2001-TOP5, Cl A4
6.390%, 10/15/35	548	584
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	407	412
Nomura Asset Securities, Ser 1998-D6, Cl A1C
6.690%, 03/15/30	473	505
Prime Mortgage Trust, PO
0.000%, 02/25/34	95	69
Residential Accredit Loans, Cl A4
5.500%, 05/25/34	268	186
Residential Accredit Loans, Cl A1
5.000%, 09/25/18	310	304
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	1,088	1,043
Residential Asset Securitization Trust, Cl A4
5.250%, 12/25/17	348	343
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.305%, 12/25/34 (A)	1,147	890
Salomon Brothers Mortgage Securities VII, Ser 2000-C3, Cl A2
6.592%, 12/18/33	467	479
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	186	190
Structured Asset Securities, Cl A3
0.746%, 06/25/33 (A)	294	267
Structured Asset Securities, Cl 3A2
3.630%, 07/25/33 (A)	414	327
TIAA Seasoned Commercial Mortgage Trust, Cl A3
6.069%, 08/15/39 (A)	1,000	1,039
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	753	800
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1A, Cl A4
6.287%, 04/15/34	341	360
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C5, Cl A2
3.989%, 06/15/35	99	99
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C6, Cl A3
4.957%, 08/15/35 (A)	193	192
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (B)	53	54

SEI Institutional Managed Trust / Annual Report / September 30, 2009	103

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	$192	$192

Wachovia Bank Commercial Mortgage Trust, Ser 2004-C11, Cl A4
5.030%, 01/15/41	132	121
WaMu Mortgage Pass Through Certificates, Cl 2A10
16.785%, 06/25/33 (A)	80	81
WaMu Mortgage Pass Through Certificates, Cl A1
4.207%, 01/25/35 (A)	527	504
3.137%, 06/25/34 (A)	157	149
WaMu Mortgage Pass Through Certificates, Cl A2
3.137%, 06/25/34 (A)	236	223
WaMu Mortgage Pass Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	326	322
Wells Fargo Mortgage Backed Securities Trust, Cl 2A1
3.827%, 06/25/35 (A)	341	312
3.299%, 12/25/34 (A)	405	391
3.073%, 09/25/34 (A)	191	179
Wells Fargo Mortgage Backed Securities Trust, Cl 3A1
4.222%, 12/25/34 (A)	226	219
Wells Fargo Mortgage Backed Securities Trust, Cl 1A1
4.750%, 12/25/18	640	645
Wells Fargo Mortgage Backed Securities Trust, Cl 1A2
3.412%, 10/25/34 (A)	425	410
Wells Fargo Mortgage Backed Securities Trust, Cl A6
5.127%, 02/25/33 (A)	258	253
Wells Fargo Mortgage Backed Securities Trust, Cl A8
4.854%, 05/25/34 (A)	250	237
Wells Fargo Mortgage Backed Securities Trust, Cl 2A2
3.299%, 12/25/34 (A)	203	195
Wells Fargo Mortgage Backed Securities Trust, Cl 2A5
4.438%, 10/25/33 (A)	278	273
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
4.525%, 06/25/34 (A)	912	876
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-2, Cl 3A1
5.750%, 03/25/36	1,536	1,344

		83,119

Total Mortgage-Backed Securities (Cost $361,497) ($ Thousands)		367,078

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 19.0%

Consumer Discretionary — 0.6%
British Sky Broadcasting Group
9.500%, 11/15/18 (B)	$778	$995
Comcast
5.850%, 11/15/15	465	509
Comcast Cable Communications
8.375%, 03/15/13	512	595
COX Communications
5.450%, 12/15/14	70	75
DirecTV Holdings
5.875%, 10/01/19 (B)	195	194
Historic TW
9.150%, 02/01/23	200	251
News America
7.300%, 04/30/28	100	102
7.250%, 05/18/18	50	55
6.900%, 08/15/39 (B)	210	224
TCI Communications
7.125%, 02/15/28	200	216
Thomson Reuters
5.950%, 07/15/13	243	267
4.700%, 10/15/19	75	75
Time Warner Cable
8.250%, 04/01/19	200	242
6.750%, 07/01/18	360	398
Viacom
6.250%, 04/30/16	100	108

		4,306

Consumer Staples — 0.4%
Altria Group
9.700%, 11/10/18	535	665
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (B)	514	608
7.200%, 01/15/14 (B) (C)	120	135
Cargill
7.350%, 03/06/19 (B)	250	290
CVS Caremark
6.600%, 03/15/19	230	259
6.125%, 09/15/39	275	280
Diageo Capital
7.375%, 01/15/14	90	104
General Mills
5.250%, 08/15/13	90	98
Kraft Foods
6.125%, 08/23/18	225	239

		2,678

Energy — 1.9%
Anadarko Petroleum
8.700%, 03/15/19	768	918

104	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Baker Hughes
7.500%, 11/15/18	$205	$250
Cenovus Energy
5.700%, 10/15/19 (B)	240	246
EnCana
6.500%, 05/15/19	150	167
Energy Transfer Partners
9.000%, 04/15/19 (C)	495	595
8.500%, 04/15/14	661	764
Husky Energy
7.250%, 12/15/19	259	297
6.800%, 09/15/37	96	105
5.900%, 06/15/14	233	251
Kinder Morgan Energy Partners
5.950%, 02/15/18	165	173
Marathon Oil
7.500%, 02/15/19	100	115
Nabors Industries
6.150%, 02/15/18 (C)	795	797
Petrobras International Finance
7.875%, 03/15/19	976	1,126
Petro-Canada
6.050%, 05/15/18	115	120
Ras Laffan Liquefied Natural Gas III
6.332%, 09/30/27 (B)	250	246
5.500%, 09/30/14 (B)	750	796
4.500%, 09/30/12 (B)	270	280
Shell International Finance BV
4.300%, 09/22/19	300	302
3.250%, 09/22/15	735	740
Suncor Energy
6.500%, 06/15/38 (C)	405	418
Total Capital
3.125%, 10/02/15	920	916
TransCanada Pipelines
6.500%, 08/15/18	175	197
Valero Energy
9.375%, 03/15/19	209	244
6.625%, 06/15/37	800	714
Weatherford International
6.350%, 06/15/17	360	383
Williams
7.875%, 09/01/21	1,380	1,493
7.625%, 07/15/19	200	216
XTO Energy
6.250%, 08/01/17	100	108

		12,977

Financials — 10.4%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	610	649
American Express
8.150%, 03/19/38 (C)	363	443
7.250%, 05/20/14 (C)	592	665

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Express Credit MTN
7.300%, 08/20/13	$680	$754
Associates Corp of North America
6.950%, 11/01/18	200	196
AvalonBay Communities MTN
5.700%, 03/15/17‡	1,300	1,328
Bank of America
7.625%, 06/01/19	695	783
7.375%, 05/15/14	1,000	1,113
6.500%, 08/01/16	500	526
5.750%, 12/01/17	330	329
5.650%, 05/01/18	1,370	1,353
Barclays Bank
5.200%, 07/10/14	150	158
5.000%, 09/22/16	1,785	1,808
BB&T MTN
4.900%, 06/30/17	200	197
3.850%, 07/27/12	150	155
3.375%, 09/25/13	195	196
Bear Stearns
7.250%, 02/01/18	1,500	1,713
BP Capital Markets
3.875%, 03/10/15	1,440	1,488
Capital One Bank USA
8.800%, 07/15/19	325	376
Capital One Financial
7.375%, 05/23/14	225	251
6.750%, 09/15/17	70	74
Caterpillar Financial Services MTN
7.150%, 02/15/19	110	128
5.850%, 09/01/17	140	151
Citigroup
8.500%, 05/22/19	364	411
8.125%, 07/15/39	2,676	2,995
6.125%, 08/25/36	1,200	1,030
6.125%, 05/15/18 (C)	492	484
5.500%, 10/15/14	325	325
Citigroup Funding
1.875%, 10/22/12	915	917
Credit Suisse New York MTN
6.000%, 02/15/18	400	419
5.000%, 05/15/13	463	490
Credit Suisse NY
5.300%, 08/13/19	1,685	1,728
Credit Suisse USA
5.125%, 08/15/15	1,250	1,320
Deutsche Bank MTN
3.875%, 08/18/14	100	101
Discover Financial Services
6.450%, 06/12/17	250	224
ERP Operating
5.125%, 03/15/16‡	830	810
Export-Import Bank of Korea
5.500%, 10/17/12	333	351
5.875%, 01/14/15	500	527

SEI Institutional Managed Trust / Annual Report / September 30, 2009	105

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Farmers Exchange Capital
7.200%, 07/15/48 (B)	$1,721	$1,443
General Electric Capital MTN
6.750%, 03/15/32	1,665	1,700
6.000%, 08/07/19	435	441
5.900%, 05/13/14	850	911
5.625%, 09/15/17	700	710
5.400%, 02/15/17	200	201
1.307%, 05/22/13 (A)	760	712
0.645%, 04/10/12 (A)	500	482
Goldman Sachs Capital II
5.793%, 12/29/49 (A)	939	676
Goldman Sachs Group
7.500%, 02/15/19	488	558
6.750%, 10/01/37	639	660
6.250%, 09/01/17 (C)	450	477
6.150%, 04/01/18	250	263
6.000%, 05/01/14 (C)	2,800	3,045
5.450%, 11/01/12	654	700
5.125%, 01/15/15	301	315
3.625%, 08/01/12	140	144
Hartford Financial Services Group MTN
6.000%, 01/15/19	245	233
HCP
6.700%, 01/30/18‡	164	158
6.300%, 09/15/16‡	146	141
6.000%, 01/30/17‡	89	83
5.650%, 12/15/13‡	436	431
HSBC Finance
5.500%, 01/19/16	140	143
4.750%, 07/15/13	160	163
HSBC Holdings PLC
6.800%, 06/01/38 (C)	235	263
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (B)	150	152
Jefferies Group
6.450%, 06/08/27	160	134
John Deere Capital MTN
5.750%, 09/10/18	100	109
JPMorgan Chase
5.375%, 10/01/12	829	892
JPMorgan Chase Bank
6.000%, 10/01/17	1,049	1,103
JPMorgan Chase Capital XV
5.875%, 03/15/35	1,645	1,462
JPMorgan Chase Capital XXV
6.800%, 10/01/37	451	455
Lazard Group
7.125%, 05/15/15	668	675
6.850%, 06/15/17	639	630
Liberty Mutual Group
7.500%, 08/15/36 (B)	254	214
Mack-Cali Realty
7.750%, 08/15/19‡	205	211

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch
6.400%, 08/28/17	$150	$152
6.110%, 01/29/37	1,405	1,336
6.050%, 05/16/16	920	922
MetLife
6.400%, 12/15/36	695	587
Metropolitan Life Global Funding I
2.875%, 09/17/12 (B)	200	199
Morgan Stanley
7.250%, 04/01/32	290	336
6.625%, 04/01/18	1,120	1,184
6.250%, 08/28/17	200	208
6.000%, 05/13/14	922	982
5.950%, 12/28/17	519	528
5.750%, 08/31/12	180	193
5.625%, 09/23/19	355	349
5.550%, 04/27/17	100	100
5.450%, 01/09/17	470	471
4.750%, 04/01/14	620	615
0.760%, 01/18/11 (A)	325	322
National City
4.900%, 01/15/15	200	202
National City Bank
0.684%, 06/07/17 (A)	1,300	1,042
National Rural Utilities Cooperative Finance
2.625%, 09/16/12	25	25
New York Life Global Funding
4.650%, 05/09/13 (B)	150	158
Northern Trust
5.500%, 08/15/13	200	219
Power Receivables Financial
6.290%, 01/01/12 (B)	153	156
Principal Life Income Funding Trusts MTN
5.300%, 12/14/12	250	266
Private Export Funding
3.050%, 10/15/14	185	185
Prudential Holdings
8.695%, 12/18/23 (B)	1,200	1,253
Simon Property Group
6.750%, 05/15/14‡ (C)	360	386
Standard Chartered Bank
6.400%, 09/26/17 (B)	715	745
Svensk Exportkredit
3.250%, 09/16/14	1,010	1,014
Wachovia
5.750%, 06/15/17	370	391
Wachovia Bank MTN
0.629%, 03/15/16 (A)	400	356
WEA Finance
7.500%, 06/02/14 (B)	1,917	2,066
7.125%, 04/15/18 (B)	861	898
6.750%, 09/02/19 (B)	625	632

106	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo MTN
5.375%, 02/07/35	$2,085	$2,020
3.750%, 10/01/14	390	388
Westfield Group
5.400%, 10/01/12 (B)	329	338
ZFS Finance USA Trust I
5.875%, 05/09/32 (A) (B)	1,100	892

		70,172

Government — 0.5%
Brazilian Government International Bond
7.125%, 01/20/37	500	596
5.625%, 01/07/41	245	239
Mexico Government International Bond MTN
6.375%, 01/16/13	200	219
Poland Government International Bond
6.375%, 07/15/19	250	281
Province of Ontario Canada
4.000%, 10/07/19	610	609
Societe Financement de l’Economie Francaise
2.875%, 09/22/14 (B)	1,190	1,195

		3,139

Health Care — 1.0%
Aetna
6.000%, 06/15/16	1,570	1,656
Amgen
6.400%, 02/01/39	386	442
Bristol-Myers Squibb
5.450%, 05/01/18	245	268
CareFusion
6.375%, 08/01/19 (B)	320	347
5.125%, 08/01/14 (B)	445	465
4.125%, 08/01/12 (B) (C)	275	282
Coventry Health Care
5.950%, 03/15/17	311	279
Express Scripts
6.250%, 06/15/14	64	70
5.250%, 06/15/12	277	294
Hospira
5.550%, 03/30/12	100	106
Roche Holdings
6.000%, 03/01/19 (B)	947	1,054
Schering-Plough
6.550%, 09/15/37 (C)	202	246
Teva Pharmaceutical Finance LLC
6.150%, 02/01/36 (C)	830	893
UnitedHealth Group
6.875%, 02/15/38	494	545

		6,947

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 0.7%
Burlington Northern Santa Fe
7.290%, 06/01/36	$90	$109
5.750%, 03/15/18	440	478
4.700%, 10/01/19	75	76
Continental Airlines, Ser 1997, Cl 1A
7.461%, 04/01/15 (C)	1,703	1,588
CSX
6.250%, 03/15/18	155	168
FedEx, Ser A3
8.400%, 03/23/10	85	86
Hutchison Whampoa International 09
5.750%, 09/11/19 (B)	300	302
4.625%, 09/11/15 (B)	995	988
JetBlue Airways 2004-1 G-1 Pass Through Trust
0.674%, 12/15/13 (A)	749	614

		4,409

Information Technology — 0.3%
Arrow Electronics
6.875%, 06/01/18	65	69
Cisco Systems
5.900%, 02/15/39	417	451
Dell
5.875%, 06/15/19	177	190
Hewlett-Packard
4.750%, 06/02/14	636	683
International Business Machines
7.625%, 10/15/18	115	141
Oracle
5.000%, 07/08/19	200	211

		1,745

Materials — 0.4%
Dow Chemical
8.550%, 05/15/19	738	830
4.850%, 08/15/12	690	717
International Paper
7.500%, 08/15/21 (C)	225	238
Rio Tinto Finance USA
5.875%, 07/15/13 (C)	397	428
Rio Tinto Finance USA
9.000%, 05/01/19	332	408
Vale Overseas
5.625%, 09/15/19	185	188

		2,809

Sovereign — 0.4%
Province of Ontario Canada
4.100%, 06/16/14	1,369	1,448
Republic of Korea
7.125%, 04/16/19	1,107	1,298

SEI Institutional Managed Trust / Annual Report / September 30, 2009	107

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

South Africa Government International Bond
6.875%, 05/27/19	$197	$220
Tennessee Valley Authority
5.250%, 09/15/39	40	42

		3,008

Telecommunication Services — 1.1%
AT&T
8.000%, 11/15/31	370	461
BellSouth
6.000%, 11/15/34	850	861
BellSouth Telecommunications
6.300%, 12/15/15	187	201
British Telecommunications
9.625%, 12/15/30	228	292
Deutsche Telekom International Finance BV
6.000%, 07/08/19	175	187
France Telecom
7.750%, 03/01/11 (C)	276	299
GTE
8.750%, 11/01/21	300	376
Qwest
7.500%, 10/01/14	559	565
Rogers Communications
6.375%, 03/01/14	914	1,009
5.500%, 03/15/14	149	160
Telefonica Emisiones
5.984%, 06/20/11	345	368
Verizon Communications
8.950%, 03/01/39	50	69
8.750%, 11/01/18	50	62
Verizon Global Funding
7.750%, 12/01/30	100	121
Verizon Wireless Capital
8.500%, 11/15/18 (B)	350	437
7.375%, 11/15/13 (B) (C)	1,062	1,219
5.550%, 02/01/14 (B)	164	177
3.750%, 05/20/11 (B)	655	676

		7,540

Utilities — 1.3%
Appalachian Power
5.950%, 05/15/33	100	101
Aquila
11.875%, 07/01/12	380	439
Carolina Power & Light
5.300%, 01/15/19	175	190
Cleveland Electric Illuminating
7.880%, 11/01/17	170	205
Dominion Resources
8.875%, 01/15/19	935	1,183

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DPL
6.875%, 09/01/11	$292	$314
Duke Energy
6.300%, 02/01/14	412	456
Duke Energy Carolinas
7.000%, 11/15/18	175	209
Enel Finance International
5.125%, 10/07/19 (B)	280	279
Exelon Generation
6.250%, 10/01/39	250	255
5.200%, 10/01/19	125	126
FirstEnergy Solutions
6.800%, 08/15/39 (B)	370	392
6.050%, 08/15/21 (B)	460	475
4.800%, 02/15/15 (B)	150	154
FPL Group Capital
5.350%, 06/15/13	280	302
Georgia Power
6.000%, 11/01/13	205	230
Midamerican Energy Holdings
5.750%, 04/01/18	615	665
Nevada Power, Ser A
8.250%, 06/01/11	730	794
Niagara Mohawk Power
4.881%, 08/15/19 (B)	80	82
Nisource Finance
10.750%, 03/15/16	100	118
Oncor Electric Delivery
6.800%, 09/01/18	340	391
Pacificorp
6.250%, 10/15/37	332	383
5.650%, 07/15/18	175	191
Progress Energy
6.850%, 04/15/12	144	157
Sempra Energy
8.900%, 11/15/13	180	210
Virginia Electric and Power
5.400%, 04/30/18	545	583

		8,884

Total Corporate Obligations (Cost $122,391) ($ Thousands)		128,614

ASSET-BACKED SECURITIES — 3.6%

Automotive — 0.5%
Ally Auto Receivables Trust, Cl A3
2.330%, 06/17/13 (B)	100	100
AmeriCredit Prime Automobile Receivable, Ser 2007-1, Cl A3
5.270%, 11/08/11	142	143
Bank of America Auto Trust, Cl A4
3.030%, 10/15/16 (B)	239	240
Bank of America Auto Trust, Cl A3
2.130%, 09/15/13 (B)	100	100

108	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Daimler Chrysler Auto Trust, Ser 2007-A, Cl A4
5.280%, 03/08/13	$441	$462
Daimler Chrysler Auto Trust, Ser 2008-B
1.184%, 07/08/11 (A)	10	10
Harley-Davidson Motorcycle Trust, Cl A4
3.320%, 02/15/17	217	221
Harley-Davidson Motorcycle Trust, Ser 2008-1, Cl A3A
4.250%, 02/15/13	211	217
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A4
5.000%, 01/15/17	427	448
Honda Auto Receivables Owner Trust, Cl A4
3.300%, 09/15/15	513	524
Hyundai Auto Receivables Trust, Cl A4
3.150%, 03/15/16	240	240
Nissan Auto Receivables Owner Trust, Ser 2009-A, Cl A4
4.740%, 08/17/15	146	155
Triad Auto Receivables Owner Trust, Ser 2006-B, Cl A3
5.410%, 08/12/11	104	104
Triad Auto Receivables Owner Trust, Ser 2006-C, Cl A3
5.260%, 11/14/11	50	51
World Omni Auto Receivables Trust, Ser 2009-A, Cl A4
5.120%, 05/15/14	150	159

		3,174

Credit Cards — 0.9%
American Express Credit Account Master Trust, Cl A
1.509%, 03/15/17 (A)	726	739
BA Credit Card Trust, Cl A12
0.263%, 03/15/14 (A)	171	168
Capital One Multi-Asset Execution Trust, Ser 2006-A11, Cl A11
0.333%, 06/17/19 (A)	578	536
Capital One Multi-Asset Execution Trust, Ser 2008-A3, Cl A3
5.050%, 02/15/16	1,047	1,129
Discover Card Master Trust I, Ser 2005-4, Cl A2
0.333%, 06/16/15 (A)	71	69
Discover Card Master Trust I, Ser 2006-3, Cl A1
0.273%, 03/15/14 (A)	108	106
Discover Card Master Trust, Ser 2007-A2, Cl A2
0.639%, 06/15/15 (A)	684	666

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MBNA Credit Card Master Note Trust, Cl A5
0.303%, 10/15/15 (A)	$260	$251
MBNA Master Credit Card Trust, Ser 1997-B, Cl A
0.403%, 08/15/14 (A)	1,138	1,113
Target Credit Card Master Trust, Cl A
0.306%, 10/27/14 (A)	1,528	1,496

		6,273

Mortgage Related Securities — 0.9%
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.296%, 01/25/34 (A)	105	73
Argent Securities, Ser 2003-W5, Cl M1
0.946%, 10/25/33 (A)	585	409
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.346%, 03/25/37 (A)	1,377	1,201
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/28	3	3
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	5	4
HFC Home Equity Loan Asset Backed Certificates, Cl A2F
5.600%, 03/20/36	200	202
HFC Home Equity Loan Asset Backed Certificates, Cl A1
0.516%, 01/20/35 (A)	119	107
0.406%, 01/20/36 (A)	464	393
HFC Home Equity Loan Asset Backed Certificates, Cl APT
1.446%, 11/20/36 (A)	178	148
Morgan Stanley ABS Capital I, Cl M1
0.996%, 01/25/35 (A)	112	93
Morgan Stanley Capital I, Ser 2003-NC8, Cl M1
1.296%, 09/25/33 (A)	1,794	1,222
Morgan Stanley Capital I, Ser 2007-HE2, Cl A2A
0.286%, 01/25/37 (A)	51	47
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.296%, 12/25/36 (A)	47	44
Option One Mortgage Loan Trust, Ser 2003-5, Cl M1
0.896%, 08/25/33 (A)	300	135
Residential Asset Securities, Cl AI4
0.616%, 09/25/35 (A)	1,300	1,091
Salomon Brothers Mortgage Securities VII, Cl A
3.450%, 04/25/32 (B)	226	185

SEI Institutional Managed Trust / Annual Report / September 30, 2009	109

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Concluded)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Soundview Home Equity Loan Trust, Ser 2007-OPT1, Cl 2A1
0.326%, 06/25/37 (A)	$1,285	$968

		6,325

Other Asset-Backed Securities — 1.3%
Citicorp Residential Mortgage Securities, Ser 2006-1, Cl A2
5.682%, 07/25/36	36	36
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.706%, 10/25/35 (A)	1,100	910
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (B)	385	316
Mid-State Trust, Ser 11, Cl A1
4.864%, 07/15/38	1,125	959
SLC Student Loan Trust, Cl A4A
1.899%, 12/15/32 (A)	738	744
SLM Student Loan Trust, Cl A4
2.204%, 07/25/23 (A)	162	168
0.594%, 10/25/22 (A)	242	239
0.519%, 12/15/17 (A)	85	84
0.499%, 12/17/18 (A)	66	65
SLM Student Loan Trust, Cl A4L
0.449%, 09/17/18 (A)	107	106
SLM Student Loan Trust, Cl A2
0.754%, 01/25/19 (A)	439	437
SLM Student Loan Trust, Ser 2008-6, Cl A4
1.604%, 07/25/23 (A)	258	254
SLM Student Loan Trust, Ser 2008-8, Cl A4
2.154%, 07/25/22 (A)	1,349	1,379
Structured Asset Securities, Ser 2006-GEL4, Cl A1
0.366%, 10/25/36 (A) (B)	1,626	1,413
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.336%, 03/25/37 (A)	1,502	1,402
Swift Master Auto Receivables Trust, Ser 2007-1, Cl A
0.343%, 06/15/12 (A)	207	205

		8,717

Total Asset-Backed Securities (Cost $23,393) ($ Thousands)		24,489

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
FNMA
0.130%, 12/16/09 (D)	1,460	1,460
0.110%, 12/17/09 (D)	910	910
0.060%, 10/16/09 (D)	6,765	6,765

Total U.S. Government Agency Obligations (Cost $9,134) ($ Thousands)		9,135

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

MUNICIPAL BOND — 0.1%
North Texas Tollway Authority, RB
6.718%, 01/01/49	$285	$320

Total Municipal Bonds (Cost $285) ($ Thousands)		320

CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%*†	32,236,382	32,236

Total Cash Equivalent (Cost $32,236) ($ Thousands)		32,236

COMMERCIAL PAPER — 1.0%
BNP Paribas Finance
0.219%, 11/23/09	3,985	3,984
Rabobank USA Financial
0.230%, 12/03/09	3,005	3,003

Total Commercial Paper (Cost $6,987) ($ Thousands)		6,987

U.S. TREASURY OBLIGATIONS — 23.7%
U.S. Treasury Bills
0.172%, 11/19/09 (C) (D)	41,335	41,331
0.126%, 10/15/09 (D)	3,050	3,050
0.107%, 12/17/09 (D)	2,635	2,634
U.S. Treasury Bond
8.875%, 08/15/17 to 02/15/19	15,177	21,278
8.750%, 05/15/17	4,000	5,542
7.500%, 11/15/16	1,300	1,676
7.125%, 02/15/23	176	236
6.375%, 08/15/27	50	65
6.125%, 11/15/27	450	571
5.375%, 02/15/31 (C)	2,486	2,954
4.500%, 02/15/36 to 08/15/39	2,021	2,177
4.250%, 05/15/39	1,164	1,204
3.847%, 05/15/20 (D)	200	133
3.500%, 02/15/39 (C)	1,482	1,343
U.S. Treasury Bond TIPS
2.000%, 01/15/16	2,000	2,251
1.750%, 01/15/28	4,000	3,940
U.S. Treasury Note
4.750%, 08/15/17	500	557
4.625%, 02/15/17	3,750	4,152
3.750%, 11/15/18	6,475	6,702
3.625%, 08/15/19	2,389	2,452
3.125%, 05/15/19 (C)	8,497	8,361
3.000%, 08/31/16	275	277
2.750%, 02/15/19	3,622	3,456
2.625%, 06/30/14 to 07/31/14 (C)	10,003	10,180
2.375%, 08/31/14 to 09/30/14	1,774	1,778
1.875%, 06/15/12 to 04/30/14	7,539	7,472
1.500%, 07/15/12	7	7

110	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.375%, 09/15/12	$198	$198
1.125%, 06/30/11	2,653	2,668
1.000%, 07/31/11 to 08/31/11	479	480
0.875%, 05/31/11	6,999	7,016
U.S. Treasury STRIPS
4.463%, 11/15/27 (D)	1,800	837
4.448%, 05/15/36 (D)	100	33
4.350%, 08/15/20 (D)	1,350	887
4.283%, 02/15/17 (D)	3,660	2,866
4.254%, 02/15/32 (D)	100	39
4.217%, 11/15/20 (D)	1,050	681
3.690%, 08/15/17 (D)	500	383
3.587%, 11/15/17 (D)	1,400	1,055
2.709%, 05/15/14 (D)	5,200	4,672
2.650%, 02/15/15 (D)	100	87

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

2.458%, 02/15/14 (D)	$2,900	$2,629
0.000%, 02/15/18 to 02/15/22 (D)	300	209

Total U.S. Treasury Obligations (Cost $158,432) ($ Thousands)		160,519

AFFILIATED PARTNERSHIP — 7.0%
SEI Liquidity Fund, L.P., 0.400% (E)*†	47,705,864	47,706

Total Affiliated Partnership (Cost $47,706) ($ Thousands)		47,706

Total Investments — 114.7% (Cost $762,061) ($ Thousands)		$777,084

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)%	10/12/52	1,500	$(298)

Percentages are based on a Net Assets of $677,723 ($ Thousands).

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

*	Rate shown is the 7-day effective yield as of September 30, 2009.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2009. The date reported on the Schedule of Investments is the maturity date. The effective date may be shorter.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	This security or a partial position of this security is on loan at September 30, 2009 (see Note 9). The total market value of securities on loan at September 30, 2009 was $46,714 ($ Thousands).

(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total market value of such securities as of September 30, 2009 was $47,706 ($ Thousands).

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

TIPS — Treasury Inflation Protected Security

Amounts designated as “—” are $O or have been rounded to $O

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$367,078	$—	$367,078
Corporate Obligations	—	128,614	—	128,614
Asset-Backed Securities	—	24,489	—	24,489
U.S. Government Agency Obligations	—	9,135	—	9,135
Municipal Bond	—	320	—	320
Cash Equivalent	32,236	—	—	32,236
Commercial Paper	—	6,987	—	6,987
U.S. Treasury Obligation	—	160,519	—	160,519
Affiliated Partnership	—	47,706	—	47,706

Total Investments in Securities	$32,236	$744,848	$—	$777,084

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swap*	$—	$(298)	$—	$(298)

*	Swap contracts are valued at unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	111

SCHEDULE OF INVESTMENTS

High Yield Bond Fund

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 81.6%
Consumer Discretionary — 21.2%
Adelphia Communications (Escrow Security)
10.250%, 06/15/11 (B)	$150	$3
0.000%, 01/15/09 (B)	225	5
Adelphia Communications (Escrow Security), Ser B
0.000%, 02/15/04 (B)	25	1
Affinion Group
11.500%, 10/15/15	550	565
10.125%, 10/15/13	1,250	1,284
10.125%, 10/15/13 (A)	2,600	2,672
American Greetings
7.375%, 06/01/16	600	575
Ameristar Casinos
9.250%, 06/01/14 (A)	1,600	1,660
Amscan Holdings
8.750%, 05/01/14	2,315	2,199
Applebee’s Enterprises
6.427%, 12/20/37 (A)	2,433	2,141
ArvinMeritor
8.125%, 09/15/15	1,380	1,201
Asbury Automotive Group
7.625%, 03/15/17	150	133
Ashtead Capital
9.000%, 08/15/16 (A)	2,985	2,866
Avis Budget Car Rental
7.750%, 05/15/16	680	592
7.625%, 05/15/14	1,595	1,436
Beazer Homes USA
8.625%, 05/15/11	305	287
8.125%, 06/15/16	635	483
6.500%, 11/15/13	655	517

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Belo
6.750%, 05/30/13	$670	$629
Blockbuster
11.750%, 10/01/14 (A)	2,695	2,520
9.000%, 09/01/12	950	608
Bon-Ton Department Stores
10.250%, 03/15/14	655	478
Boyd Gaming
7.125%, 02/01/16	1,445	1,272
Broder Brothers PIK
15.000%, 10/15/13 (A)	560	232
Brunswick
11.750%, 08/15/13	1,000	1,038
11.250%, 11/01/16 (A)	2,938	3,202
Burlington Coat Factory Warehouse
11.125%, 04/15/14	5,080	4,978
Cablevision Systems
8.625%, 09/15/17 (A)	2,305	2,380
Caesars Entertainment
8.125%, 05/15/11	1,424	1,381
7.875%, 03/15/10	600	600
Carrols
9.000%, 01/15/13	295	295
CCH II
0.000%, 10/01/13 (A) (B)	2,362	2,486
CCH II LLC
10.250%, 09/15/10 (B)	1,025	1,153
0.000%, 09/15/10 (B)	770	862
CCO Holdings LLC
0.000%, 11/15/13 (B)	3,225	3,273
Charter Communications Operating
2.975%, 09/15/14 (A) (B)	3,030	3,280
0.000%, 04/30/14 (A) (B)	915	933
0.000%, 04/30/12 (A) (B)	3,300	3,358
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (A)	998	659
Cleveland Unlimited
12.000%, 12/15/10 (A) (C)	4,304	4,261
Community Health Systems
8.875%, 07/15/15	1,600	1,640
Cooper-Standard Automotive
8.375%, 12/15/14 (B)	550	83
CSC Holdings
8.625%, 02/15/19 (A)	2,480	2,623
8.500%, 06/15/15 (A)	75	79
8.500%, 04/15/14 (A)	225	236
Dana (Escrow Security)
0.000%, 03/01/29	850	21
0.000%, 03/01/09	350	9
0.000%, 03/15/08	100	3
0.000%, 03/15/28	200	5
Dave & Buster’s
11.250%, 03/15/14	2,914	2,921

112	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Denny’s
10.000%, 10/01/12	$295	$298
Dex Media
63.720%, 11/15/13 (B)	600	102
Dex Media West, Ser B
8.500%, 08/15/10 (B)	1,050	898
0.000%, 08/15/13 (B)	3,500	630
DirecTV Holdings
7.625%, 05/15/16	1,405	1,503
6.375%, 06/15/15	2,530	2,562
DISH DBS
7.875%, 09/01/19 (A)	585	591
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A)	1,169	958
DR Horton
6.000%, 04/15/11	630	636
Eastman Kodak
7.250%, 11/15/13	865	709
Echostar DBS
7.750%, 05/31/15	5,080	5,182
7.125%, 02/01/16	2,015	2,000
El Dorado Casino Shreveport PIK
10.000%, 08/01/12	1,191	1,009
El Pollo Loco
11.750%, 12/01/12 (A)	2,000	2,108
Eye Care Centers of America
10.750%, 02/15/15	700	719
Fontainebleau Las Vegas Holdings
11.000%, 06/15/15 (A) (B)	3,125	86
Ford Motor
7.450%, 07/16/31	1,495	1,211
Gaylord Entertainment
8.000%, 11/15/13	980	1,004
6.750%, 11/15/14	270	250
General Motors
7.700%, 04/15/16 (B)	1,212	185
GMAC LLC
6.875%, 09/15/11 (A)	3,677	3,475
Goodyear Tire & Rubber
10.500%, 05/15/16	510	553
8.625%, 12/01/11	837	864
Group 1 Automotive
8.250%, 08/15/13	200	198
Hanesbrands, Ser B
4.592%, 12/15/14 (C)	1,710	1,500
Harrah’s Operating
11.250%, 06/01/17 (A)	600	606
10.000%, 12/15/18 (A)	8,186	6,508
Harrahs Operating Escrow
11.250%, 06/01/17 (A)	7,071	7,265
Hertz
10.500%, 01/01/16	625	650
8.875%, 01/01/14	1,360	1,374

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSN
11.250%, 08/01/16	$1,250	$1,353
Inergy L.P.
8.750%, 03/01/15 (A)	450	462
Interpublic Group
10.000%, 07/15/17 (A)	540	583
6.250%, 11/15/14	328	310
2.440%, 11/15/10 (C)	262	250
Invista
9.250%, 05/01/12 (A)	810	810
Jarden
8.000%, 05/01/16	935	958
7.500%, 05/01/17	1,195	1,162
JC Penney
7.950%, 04/01/17	410	424
7.400%, 04/01/37	1,550	1,380
K Hovnanian Enterprises
11.500%, 05/01/13	585	617
Lamar Media
9.750%, 04/01/14	25	27
7.250%, 01/01/13	1,525	1,500
6.625%, 08/15/15	475	435
6.625%, 08/15/15	945	879
Lamar Media, Ser B
6.625%, 08/15/15	330	302
Landry’s Restaurants
14.000%, 08/15/11	810	813
Laureate Education
11.750%, 08/15/17 (A)	1,600	1,488
10.000%, 08/15/15 (A)	525	494
LBI Media
11.000%, 10/15/13(E)	675	402
Levi Strauss
9.750%, 01/15/15	1,702	1,770
Liberty Media LLC
8.250%, 02/01/30	1,970	1,625
LIN Television
6.500%, 05/15/13	170	149
M/I Homes
6.875%, 04/01/12	290	268
Macy’s Retail Holdings
10.625%, 11/01/10	330	346
8.875%, 07/15/15	2,640	2,754
6.700%, 07/15/34	140	109
6.375%, 03/15/37	470	370
5.900%, 12/01/16	875	802
Mediacom
9.125%, 08/15/19 (A)	765	786
MGM Mirage
13.000%, 11/15/13 (A)	1,205	1,380
11.375%, 03/01/18 (A)	1,450	1,363
11.125%, 11/15/17 (A)	1,415	1,546
10.375%, 05/15/14 (A)	620	662
8.375%, 02/01/11	25	23

SEI Institutional Managed Trust / Annual Report / September 30, 2009	113

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.625%, 01/15/17	$710	$554
7.500%, 06/01/16	4,725	3,662
6.875%, 04/01/16	1,870	1,468
6.750%, 04/01/13	1,650	1,380
6.625%, 07/15/15	325	251
5.875%, 02/27/14	1,485	1,166
Mohawk Industries
6.875%, 01/15/16	640	637
MTR Gaming Group
12.625%, 07/15/14 (A)	1,580	1,540
Neiman-Marcus Group
10.375%, 10/15/15	1,250	1,069
Neiman-Marcus Group PIK
9.000%, 10/15/15	1,968	1,683
Newell Rubbermaid
10.600%, 04/15/19	1,365	1,685
Nielsen Finance (E)
11.625%, 02/01/14	260	274
11.500%, 05/01/16	205	215
Norcraft Holdings (E)
9.750%, 09/01/12	1,255	1,192
OSI Restaurant Partners
10.000%, 06/15/15	2,965	2,617
Penhall International
12.000%, 08/01/14 (A)	1,850	888
Peninsula Gaming
10.750%, 08/15/17 (A)	1,740	1,749
8.375%, 08/15/15 (A)	1,100	1,100
Penn National Gaming
6.750%, 03/01/15	2,985	2,858
Penske Auto Group
7.750%, 12/15/16	2,000	1,845
Pinnacle Entertainment
7.500%, 06/15/15	1,795	1,589
Pokagon Gaming Authority
10.375%, 06/15/14 (A)	1,050	1,092
Quebecor Media
7.750%, 03/15/16	4,285	4,242
Quebecor Media (Escrow Security)
0.000%, 11/15/13 (B) (D)	1,725	—
0.000%, 03/15/16 (B)	1,915	—
Quicksilver
6.875%, 04/15/15	1,240	927
QVC
7.500%, 10/01/19 (A)	2,335	2,338
Rental Services
9.500%, 12/01/14	5,100	4,922
RH Donnelley
11.750%, 05/15/15 (A) (B)	1,126	636
River Rock Entertainment Authority
9.750%, 11/01/11	1,500	1,380
RJ Tower
12.000%, 06/01/13 (B)	172	1

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Royal Caribbean Cruises
11.875%, 07/15/15	$900	$1,012
7.250%, 06/15/16	1,690	1,563
7.000%, 06/15/13	685	652
6.875%, 12/01/13	2,000	1,865
RSC Equipment Rental
10.000%, 07/15/17 (A)	1,750	1,881
Sally Holdings LLC
10.500%, 11/15/16	3,074	3,205
9.250%, 11/15/14	1,320	1,366
Sbarro
10.375%, 02/01/15	674	532
Scholastic
5.000%, 04/15/13	2,000	1,710
Sealy Mattress
10.875%, 04/15/16 (A)	30	33
8.250%, 06/15/14	3,166	2,929
Seminole Indian Tribe of Florida
7.804%, 10/01/20 (A)	720	615
5.798%, 10/01/13 (A)	1,975	1,867
Service International
7.375%, 10/01/14	1,420	1,430
6.750%, 04/01/15	660	647
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/15 (A)	1,735	1,249
Simmons
13.814%, 12/15/09 (E)	5,625	1,406
7.875%, 01/15/14	3,725	3,390
Sinclair Broadcast Group
8.000%, 03/15/12	2,585	2,288
3.000%, 05/15/27	140	128
Sirius XM Radio
9.750%, 09/01/15 (A)	2,235	2,280
Speedway Motorsports
8.750%, 06/01/16 (A)	1,470	1,529
Stanadyne Holdings
12.000%, 02/15/15 (E)	1,575	945
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	450	378
Standard Pacific Escrow
10.750%, 09/15/16 (A)	1,705	1,679
Starwood Hotels & Resorts Worldwide
7.875%, 05/01/12	660	685
6.750%, 05/15/18	1,660	1,567
Station Casinos
6.875%, 03/01/16 (B)	225	8
6.625%, 03/15/18 (B)	1,900	67
Steinway Musical Instruments
7.000%, 03/01/14 (A)	5,170	4,395
Sun Media
7.625%, 02/15/13	630	482
Tenneco
8.625%, 11/15/14	1,255	1,177

114	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TL Acquisitions
10.500%, 01/15/15 (A)	$1,405	$1,328
Toll
8.250%, 12/01/11	8	8
Toys R US
7.875%, 04/15/13	835	802
Toys R Us Property I
10.750%, 07/15/17 (A)	550	591
Travelport LLC
11.875%, 09/01/16	4,705	4,305
4.986%, 09/01/14 (C)	2,171	1,824
TRW Automotive
7.250%, 03/15/17 (A)	1,905	1,676
7.000%, 03/15/14 (A)	1,085	987
Turning Stone Resort Casino Enterprise
9.125%, 09/15/14 (A)	2,035	1,943
United Components
9.375%, 06/15/13	1,290	1,035
United Rentals North America
10.875%, 06/15/16 (A)	2,600	2,782
Univision Communications
12.000%, 07/01/14 (A)	1,282	1,378
9.750%, 03/15/15 (A)	1,700	1,309
UPC Holding
9.875%, 04/15/18 (A)	3,635	3,817
Vail Resorts
6.750%, 02/15/14	2,275	2,246
Videotron
9.125%, 04/15/18	800	866
6.875%, 01/15/14	2,160	2,138
6.375%, 12/15/15	395	377
Virgin Media
6.500%, 11/15/16 (A)	526	551
Visant Holding
10.250%, 12/01/13 (E)	4,120	4,264
8.750%, 12/01/13	705	717
Vitamin Shoppe Industries
7.940%, 11/15/12 (C)	2,150	2,150
Wendy’s
10.000%, 07/15/16 (A)	2,000	2,125
WMG Acquisition
9.500%, 06/15/16 (A)	1,985	2,094
Wyndham Worldwide
6.000%, 12/01/16	580	522
XM Satellite Radio
11.250%, 06/15/13 (A)	770	805
XM Satellite Radio Holdings
10.000%, 06/01/11	925	869

		273,783

Consumer Staples — 2.6%
Alliance One International
10.000%, 07/15/16 (A)	185	191
10.000%, 07/15/16 (A)	955	986

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Central Garden and Pet
9.125%, 02/01/13	$1,220	$1,234
Chiquita Brands International
8.875%, 12/01/15	1,435	1,478
Constellation Brands
8.375%, 12/15/14	485	506
7.250%, 09/01/16	1,020	1,015
7.250%, 05/15/17	1,000	995
Del Monte
7.500%, 10/15/19 (A)	215	217
Dole Food
13.875%, 03/15/14 (A)	1,580	1,853
8.000%, 10/01/16 (A)	610	612
Duane Reade
11.750%, 08/01/15 (A)	1,420	1,491
9.750%, 08/01/11	250	249
Fleming
0.000%, 04/01/08 (B)	1,010	—
Ingles Markets
8.875%, 05/15/17	565	579
JBS USA
11.625%, 05/01/14 (A)	850	914
Johnsondiversey Holdings
10.670%, 05/15/13 (E)	800	768
M-Foods Holdings
9.750%, 10/01/13 (A)	350	360
New Albertsons
7.250%, 05/01/13	310	311
Pantry
7.750%, 02/15/14	3,600	3,357
Rite Aid
9.750%, 06/12/16 (A)	1,705	1,841
9.500%, 06/15/17	3,005	2,434
9.375%, 12/15/15	1,780	1,446
7.700%, 02/15/27	150	87
7.500%, 03/01/17	845	744
6.875%, 12/15/28 (A)	375	206
Smithfield Foods
10.000%, 07/15/14 (A)	1,185	1,244
7.750%, 05/15/13	1,350	1,202
7.000%, 08/01/11	3,190	3,062
Southern States Cooperative
11.000%, 11/01/11 (A)	1,500	1,502
Spectrum Brands
12.000%, 08/28/19	596	566
SuperValu
7.500%, 11/15/14	105	106
8.000%, 05/01/16	2,255	2,334

		33,890

Energy — 9.0%
Allis-Chalmers Energy
9.000%, 01/15/14	1,599	1,303
8.500%, 03/01/17	2,015	1,400

SEI Institutional Managed Trust / Annual Report / September 30, 2009	115

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Anadarko Petroleum
6.450%, 09/15/36	$1,540	$1,590
Arch Coal
8.750%, 08/01/16 (A)	2,580	2,657
Arch Western Finance
6.750%, 07/01/13	2,745	2,700
Atlas Energy Operating
12.125%, 08/01/17	2,870	3,092
Atlas Energy Resources
10.750%, 02/01/18 (A)	1,805	1,873
Aventine Renewable Energy Holdings
0.000%, 04/01/17 (B)	2,750	1,485
Basic Energy Services
11.625%, 08/01/14 (A)	1,375	1,458
Berry Petroleum
10.250%, 06/01/14	555	592
Bill Barrett
9.875%, 07/15/16	1,000	1,052
Chesapeake Energy
9.500%, 02/15/15	1,440	1,516
7.625%, 07/15/13	325	323
7.500%, 09/15/13	325	323
7.500%, 06/15/14	456	451
7.250%, 12/15/18	970	917
7.000%, 08/15/14	670	648
6.875%, 11/15/20	150	133
6.875%, 01/15/16	50	47
6.500%, 08/15/17	2,440	2,239
Cie Generale de Geophysique-Veritas
9.500%, 05/15/16 (A)	1,040	1,100
7.750%, 05/15/17	1,070	1,062
7.500%, 05/15/15	513	510
Compton Petroleum Finance
7.625%, 12/01/13	375	283
Concho Resources
8.625%, 10/01/17	1,250	1,281
Continental Resources
8.250%, 10/01/19 (A)	160	164
Copano Energy
7.750%, 06/01/18	2,600	2,470
Denbury Resources
9.750%, 03/01/16	605	643
7.500%, 04/01/13	1,250	1,250
7.500%, 12/15/15	1,225	1,216
Dynegy Holdings
8.375%, 05/01/16	850	795
7.750%, 06/01/19	1,850	1,577
7.500%, 06/01/15	3,050	2,821
El Paso
8.250%, 02/15/16	405	415
8.050%, 10/15/30	375	347
7.875%, 06/15/12	345	355
7.800%, 08/01/31	150	138
7.420%, 02/15/37	1,375	1,180

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.250%, 06/01/18	$2,730	$2,685
7.000%, 06/15/17	1,270	1,245
6.875%, 06/15/14	640	627
El Paso Performance-Linked Trust
7.750%, 07/15/11 (A)	200	204
Enterprise Products Operating
8.375%, 08/01/66 (C)	245	229
EXCO Resources
7.250%, 01/15/11	460	456
Forbes Energy Services
11.000%, 02/15/15	1,882	1,506
Forest Oil
8.500%, 02/15/14 (A)	75	76
8.000%, 12/15/11	585	594
7.750%, 05/01/14	970	951
7.250%, 06/15/19	1,605	1,501
Helix Energy Solutions Group
9.500%, 01/15/16 (A)	1,820	1,820
Hilcorp Energy I
9.000%, 06/01/16 (A)	200	199
7.750%, 11/01/15 (A)	3,130	2,958
Holly
9.875%, 06/15/17 (A)	1,665	1,702
International Coal Group
10.250%, 07/15/14	815	742
Key Energy Services
8.375%, 12/01/14	1,230	1,169
Linn Energy
11.750%, 05/15/17 (A)	1,160	1,250
Mariner Energy
8.000%, 05/15/17	1,450	1,327
MarkWest Energy Partners
8.750%, 04/15/18	2,055	2,045
MarkWest Energy Partners, Ser B
6.875%, 11/01/14	925	870
Massey Energy
6.875%, 12/15/13	1,690	1,631
McMoRan Exploration
11.875%, 11/15/14	3,250	3,250
Nabors Industries
9.250%, 01/15/19	2,100	2,496
Newfield Exploration
7.125%, 05/15/18	325	324
6.625%, 04/15/16	825	808
OPTI Canada
8.250%, 12/15/14	2,235	1,732
7.875%, 12/15/14	1,345	1,029
Parker Drilling
9.625%, 10/01/13	236	234
Penn Virginia
10.375%, 06/15/16	400	432
PetroHawk Energy
10.500%, 08/01/14 (A)	2,100	2,257
9.125%, 07/15/13	1,571	1,614
7.875%, 06/01/15	1,760	1,734

116	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Petroleum Development
12.000%, 02/15/18	$1,850	$1,822
Plains Exploration & Production
10.000%, 03/01/16	225	242
8.625%, 10/15/19	230	233
7.750%, 06/15/15	75	74
7.625%, 06/01/18	550	539
7.000%, 03/15/17	625	595
Pride International
8.500%, 06/15/19	1,090	1,199
Quicksilver Resources
11.750%, 01/01/16	3,525	3,886
8.250%, 08/01/15	615	600
7.125%, 04/01/16	1,030	894
Sabine Pass LNG
7.250%, 11/30/13	1,400	1,249
SandRidge Energy
9.875%, 05/15/16 (A)	1,030	1,074
8.625%, 04/01/15	825	818
8.000%, 06/01/18 (A)	500	481
Southwestern Energy
7.500%, 02/01/18	900	909
Stallion Oilfield Services
9.750%, 02/01/15 (A) (B)	1,920	883
Stone Energy
8.250%, 12/15/11	2,270	2,134
Swift Energy
7.125%, 06/01/17	975	848
Targa Resources Partners
11.250%, 07/15/17 (A)	3,815	4,025
Tesoro
9.750%, 06/01/19	2,550	2,652
6.625%, 11/01/15	1,150	1,064
Valero Energy
10.500%, 03/15/39	1,950	2,491
Venoco
8.750%, 12/15/11	835	843
Williams
8.750%, 01/15/20	75	86
8.125%, 03/15/12	125	136
7.875%, 09/01/21	125	135
7.750%, 06/15/31	375	393
Williams Partners L.P.
7.250%, 02/01/17	225	221

		115,629

Financials — 11.6%
ACE Cash Express
10.250%, 10/01/14 (A)	775	520
ALH Finance LLC
8.500%, 01/15/13	2,445	2,323
Allied Capital
6.625%, 07/15/11	1,800	1,480
6.000%, 04/01/12	700	507

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Financial Group
9.875%, 06/15/19	$500	$549
American General Finance MTN
5.375%, 10/01/12	275	212
4.875%, 07/15/12	1,725	1,338
0.088%, 12/15/11 (C)	1,860	1,436
BAC Capital Trust XIV
5.630%, 03/15/12 (C)	1,815	1,189
BB&T Capital Trust I
5.850%, 08/18/35	150	129
BB&T Capital Trust II
6.750%, 06/07/36	160	149
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	2,175	386
C5 Capital SPV
6.196%, 12/31/11 (A) (C)	455	353
Calfrac Holdings
7.750%, 02/15/15 (A)	2,850	2,761
Capital One Capital V
10.250%, 08/15/39	1,105	1,221
Cardtronics
9.250%, 08/15/13	875	882
Cardtronics Ser B
9.250%, 08/15/13	1,410	1,421
CEVA Group
11.625%, 10/01/16 (A)	2,075	2,015
Chukchansi Economic Development Authority
4.913%, 11/15/12 (A) (C)	500	385
CIT Group MTN
5.800%, 07/28/11	1,040	707
5.650%, 02/13/17	2,740	1,714
5.600%, 04/27/11	980	667
5.000%, 02/13/14	3,300	2,108
0.078%, 07/28/11 (C)	1,000	701
CIT Group Funding of Canada
4.650%, 07/01/10	110	94
Citigroup Capital XXI
8.300%, 12/21/57 (C)	545	484
City National Bank
9.000%, 08/12/19	3,384	3,384
Comerica Bank
5.200%, 08/22/17	1,000	854
Corporate Office Properties
3.500%, 09/15/26‡ (A)	135	131
Developers Diversified Realty
9.625%, 03/15/16‡	280	281
5.375%, 10/15/12‡	965	905
3.500%, 08/15/11‡	153	141
DI Finance
9.500%, 02/15/13	1,275	1,301
E*Trade Financial
12.500%, 11/30/17	935	1,038
Felcor Lodging
10.000%, 10/01/14‡ (A)	1,130	1,093

SEI Institutional Managed Trust / Annual Report / September 30, 2009	117

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ferrellgas Partners
6.750%, 05/01/14 (A)	$1,250	$1,189
FireKeepers Development Authority
13.875%, 05/01/15 (A)	2,195	2,332
Ford Motor Credit LLC
12.000%, 05/15/15	1,905	2,099
9.875%, 08/10/11	1,950	1,978
8.700%, 10/01/14	360	353
8.000%, 06/01/14	2,700	2,595
8.000%, 12/15/16	1,800	1,670
7.800%, 06/01/12	2,295	2,218
7.500%, 08/01/12	1,260	1,210
7.250%, 10/25/11	1,090	1,059
7.000%, 10/01/13	5,368	5,038
5.549%, 06/15/11 (C)	900	859
Fresenius US Finance II
9.000%, 07/15/15 (A)	300	327
Galaxy Entertainment Finance
9.875%, 12/15/12 (A)	1,365	1,324
Genworth Financial
6.150%, 11/15/66 (C)	1,320	845
5.750%, 06/15/14	1,160	1,040
5.650%, 06/15/12	1,070	1,027
Genworth Global Funding Trusts
0.580%, 05/15/12 (C)	1,180	1,023
0.459%, 12/15/10 (C)	820	769
Global Cash Access
8.750%, 03/15/12	960	950
GMAC LLC
8.000%, 11/01/31 (A)	3,438	2,768
7.250%, 03/02/11 (A)	237	228
7.000%, 02/01/12 (A)	63	59
6.875%, 08/28/12 (A)	4,148	3,816
6.750%, 12/01/14	3,425	2,911
6.625%, 05/15/12 (A)	1,704	1,568
6.000%, 12/15/11 (A)	1,232	1,140
HBOS MTN
5.375%, 11/29/49 (A) (C)	250	160
HBOS Capital Funding
6.071%, 06/30/49 (A) (C)	810	458
Hellas Telecommunications II
6.881%, 01/15/15 (A) (C)	2,250	349
Hexion US Finance
9.750%, 11/15/14	3,500	3,010
4.940%, 11/15/14 (C)	750	570
Host Marriott LP, Ser O
6.375%, 03/15/15‡	315	298
Host Marriott LP, Ser Q
6.750%, 06/01/16‡	2,595	2,465
HUB International Holdings
10.250%, 06/15/15 (A)	360	335
9.000%, 12/15/14 (A)	2,860	2,760
Hughes Network Systems
9.500%, 04/15/14	1,225	1,231

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Icahn Enterprises
7.125%, 02/15/13	$2,950	$2,839
Inergy L.P.
8.250%, 03/01/16	285	286
6.875%, 12/15/14	225	215
ING Capital Funding Trust III
8.439%, 12/29/49 (C)	2,380	1,595
International Lease Finance MTN
6.625%, 11/15/13	545	432
6.375%, 03/25/13	325	261
5.625%, 09/20/13	900	686
5.550%, 09/05/12	355	290
5.350%, 03/01/12	105	89
5.250%, 01/10/13	675	544
Janus Capital Group
6.950%, 06/15/17	1,260	1,199
Jefferies Group
8.500%, 07/15/19	2,065	2,185
JP Morgan Chase Capital XXV
6.800%, 10/01/37	70	71
KAR Holdings
8.750%, 05/01/14	1,220	1,208
5.028%, 05/01/14 (C)	800	720
LaBranche
11.000%, 05/15/12	2,055	1,983
Lehman Brothers Holdings MTN
6.875%, 05/02/18 (B)	2,750	488
5.625%, 01/24/13 (B)	825	150
Leucadia National
7.125%, 03/15/17	3,097	2,973
Lincoln National
8.750%, 07/01/19	1,000	1,157
7.000%, 05/17/66 (C)	630	450
6.050%, 04/20/67 (C)	410	277
Marlin Water Trust II
6.310%, 07/15/03 (A) (B)	4,200	3
MetLife
10.750%, 08/01/39	1,725	2,079
MetLife Capital Trust X
9.250%, 04/08/38 (A) (C)	2,100	2,184
National Life Insurance
10.500%, 09/15/39 (A)	990	1,008
Nielsen Finance
10.000%, 08/01/14	840	844
4.409%, 08/01/16 (E)	545	429
Novelis
7.250%, 02/15/15	950	822
Nuveen Investments
10.500%, 11/15/15 (A)	250	216
10.500%, 11/15/15 (A)	7,625	6,596
5.500%, 09/15/15	780	530
Ohio Casualty
7.300%, 06/15/14	905	883

118	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Omega Healthcare Investors
7.000%, 01/15/16‡	$325	$307
PHH
7.125%, 03/01/13	1,175	1,063
Pinnacle Foods Finance
10.625%, 04/01/17	775	791
9.250%, 04/01/15	500	507
PNC Financial Services Group
8.250%, 05/29/49 (C)	565	538
PNC Preferred Funding Trust II
6.113%, 03/29/49 (A) (C)	470	278
Popular Capital Trust I
6.564%, 09/15/34	520	387
Rabobank Nederland
11.000%, 12/31/49 (A) (C)	1,060	1,298
Radian Group
7.750%, 06/01/11	1,815	1,524
Realogy
11.000%, 04/15/14	805	531
10.500%, 04/15/14	1,820	1,319
Regency Energy Partners
8.375%, 12/15/13	420	424
Senior Housing Properties Trust
7.875%, 04/15/15‡	671	637
Silicon Valley Bank
5.700%, 06/01/12	325	327
Smurfit Kappa Funding
7.750%, 04/01/15	1,820	1,602
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (A)	975	517
4.680%, 02/01/14 (A) (C)	300	147
Torchmark
9.250%, 06/15/19	2,000	2,248
USB Capital IX
6.189%, 04/15/49 (C)	820	629
USI Holdings
9.750%, 05/15/15 (A)	1,725	1,529
Ventas Realty L.P.
9.000%, 05/01/12‡	675	709
7.125%, 06/01/15‡	391	388
6.750%, 04/01/17‡	850	833
Willis North America
6.200%, 03/28/17	1,055	1,033
Yankee Acquisition, Ser B
9.750%, 02/15/17	425	390
8.500%, 02/15/15	3,020	2,839
Zions Bancorporation
7.750%, 09/23/14	495	443
6.000%, 09/15/15	1,095	865
5.650%, 05/15/14	200	153
5.500%, 11/16/15	415	319

		149,157

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 6.8%
Alliance Imaging
7.250%, 12/15/12	$1,570	$1,515
Alliance Imaging Ser B
7.250%, 12/15/12	460	444
Apria Healthcare Group
12.375%, 11/01/14 (A)	2,950	3,149
Bausch & Lomb
9.875%, 11/01/15	4,813	5,042
Biomet
11.625%, 10/15/17	3,670	4,000
10.375%, 10/15/17	6,960	7,395
10.000%, 10/15/17	1,980	2,109
Bio-Rad Laboratories
8.000%, 09/15/16 (A)	740	768
Catalent Pharma Solutions
9.500%, 04/15/15	4,437	3,860
Cooper
7.125%, 02/15/15	1,290	1,258
DJO Finance
10.875%, 11/15/14	4,000	4,090
HCA
9.875%, 02/15/17 (A)	260	276
9.625%, 11/15/16	8,763	9,113
9.250%, 11/15/16	6,120	6,342
8.700%, 02/10/10	150	151
8.500%, 04/15/19 (A)	2,160	2,257
7.875%, 02/15/20 (A)	940	944
6.375%, 01/15/15	840	747
Health Management Associates
6.125%, 04/15/16	1,760	1,637
Healthsouth
7.217%, 06/15/14 (C)	2,420	2,372
Inverness Medical Innovations
9.000%, 05/15/16	3,190	3,170
Phibro Animal Health
10.000%, 08/01/13 (A)	100	95
Psychiatric Solutions
7.750%, 07/15/15	2,915	2,813
7.750%, 07/15/15 (A)	525	493
ReAble Therapeutics Finance
11.750%, 11/15/14	1,617	1,536
Select Medical
7.625%, 02/01/15	5,101	4,776
Spheris
11.000%, 12/15/12	750	308
Surgical Care Affiliates
8.875%, 07/15/15 (A)	1,483	1,179
Tenet Healthcare
10.000%, 05/01/18 (A)	95	105
9.250%, 02/01/15	2,350	2,453
8.875%, 07/01/19 (A)	370	390
7.375%, 02/01/13	1,160	1,148
United Surgical Partners International
8.875%, 05/01/17	250	246

SEI Institutional Managed Trust / Annual Report / September 30, 2009	119

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Surgical Partners International PIK
9.250%, 05/01/17	$3,100	$2,945
Universal Hospital Services
8.500%, 06/01/15	640	627
US Oncology
9.125%, 08/15/17 (A)	150	158
US Oncology Holdings
10.750%, 08/15/14	500	522
6.428%, 03/15/12 (C)	1,552	1,350
Vanguard Health Holding I
13.503%, 10/01/15 (E)	600	624
VWR Funding PIK
10.250%, 07/15/15	5,259	4,799

		87,206

Industrials — 7.3%
ACCO Brands
10.625%, 03/15/15 (A)	2,900	3,030
7.625%, 08/15/15	2,550	2,117
Actuant
6.875%, 06/15/17	2,000	1,860
AGY Holding
11.000%, 11/15/14	675	540
Aleris International
0.000%, 12/15/16 (B)	1,800	2
Aleris International PIK
4.414%, 12/15/14 (B)	725	1
Allison Transmission
11.000%, 11/01/15 (A)	1,850	1,813
America West Airlines
8.057%, 07/02/20	2,025	1,739
America West Airlines, Ser 1999-1
7.930%, 01/02/19	337	291
American Achievement Group Holding
14.750%, 10/01/12	909	564
American Airlines
13.000%, 08/01/16 (A)	2,110	2,279
Ames True Temper
10.000%, 07/15/12 (D)	955	795
4.509%, 01/15/12 (C)	1,345	1,184
Anixter
10.000%, 03/15/14	1,590	1,677
Aramark Services
8.500%, 02/01/15	1,834	1,850
Associated Materials
9.750%, 04/15/12	715	703
Atrium PIK
15.000%, 12/15/12 (A)	1,512	23
Baker & Taylor
11.500%, 07/01/13 (A)	950	378
Baldor Electric
8.625%, 02/15/17	1,055	1,071

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BE Aerospace
8.500%, 07/01/18	$1,100	$1,128
Belden
9.250%, 06/15/19 (A)	245	255
Bombardier
8.000%, 11/15/14 (A)	280	287
Broder Brothers (Escrow Security)
0.000%, 10/15/10 (B) (D)	1,260	—
Building Materials Corp of America
7.750%, 08/01/14	950	914
Case New Holland
7.750%, 09/01/13 (A)	1,495	1,488
Casella Waste Systems
11.000%, 07/15/14 (A)	170	179
9.750%, 02/01/13	1,030	953
Chart Industries
9.125%, 10/15/15	1,600	1,600
Clean Harbors
7.625%, 08/15/16 (A)	1,905	1,950
Coleman Cable
9.875%, 10/01/12	750	694
Complete Production Services
8.000%, 12/15/16	650	592
Continental Airlines
9.000%, 07/08/16	780	819
7.339%, 04/19/14	1,192	1,049
Cornell
10.750%, 07/01/12	220	224
Corrections Corp of America
7.750%, 06/01/17	75	77
CPM Holdings
10.625%, 09/01/14 (A)	885	914
Delta Air Lines
12.250%, 03/15/15 (A)	1,535	1,431
9.500%, 09/15/14 (A)	530	530
7.920%, 11/18/10	495	480
Delta Air Lines, Ser 2002-1, Cl C
7.779%, 01/02/12	489	472
DigitalGlobe
10.500%, 05/01/14 (A)	460	488
Douglas Dynamics
7.750%, 01/15/12 (A)	2,192	1,885
Dycom Investments
8.125%, 10/15/15	2,180	1,984
General Cable
7.125%, 04/01/17	725	710
GeoEye
9.625%, 10/01/15 (A)	2,465	2,495
Global Aviation Holdings
14.000%, 08/15/13 (A)	1,260	1,249
Harland Clarke Holdings
9.500%, 05/15/15	715	640
6.000%, 05/15/15 (C)	315	237

120	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Interface
11.375%, 11/01/13 (A)	$400	$434
9.500%, 02/01/14	160	159
Interline Brands
8.125%, 06/15/14	440	431
Iron Mountain
8.375%, 08/15/21	630	649
K Hovnanian Enterprises
7.500%, 05/15/16	580	441
6.250%, 01/15/15	325	247
Kansas City Southern de Mexico
12.500%, 04/01/16 (A)	220	243
9.375%, 05/01/12	900	914
L-3 Communications
5.875%, 01/15/15	1,770	1,761
L-3 Communications, Ser B
6.375%, 10/15/15	240	242
Language Line
14.125%, 06/15/13 (E)	425	432
11.125%, 06/15/12	3,200	3,284
Meritage Homes
7.000%, 05/01/14	850	797
6.250%, 03/15/15	170	158
Mobile Mini
9.750%, 08/01/14	335	341
6.875%, 05/01/15	1,105	1,008
Nebraska Book
10.000%, 12/01/11 (A)	1,730	1,721
Neenah Foundary
9.500%, 01/01/17	400	170
Novelis
11.500%, 02/15/15 (A)	580	586
Quality Distribution
9.000%, 11/15/10	825	530
RailAmerica
9.250%, 07/01/17 (A)	1,035	1,084
RBS Global and Rexnord
11.750%, 08/01/16	1,450	1,312
9.500%, 08/01/14 (A)	2,331	2,261
9.500%, 08/01/14	635	616
8.875%, 09/01/16	475	386
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (A)	850	731
Sequa
11.750%, 12/01/15 (A)	975	770
ServiceMaster
10.750%, 07/15/15 (A)	2,860	2,724
7.450%, 08/15/27	765	514
7.250%, 03/01/38	1,195	754
7.100%, 03/01/18	645	469
Spirit Aerosystems
7.500%, 10/01/17 (A)	105	105
SPX
7.625%, 12/15/14	1,190	1,199

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Susser Holdings
10.625%, 12/15/13	$655	$676
Terex
10.875%, 06/01/16	950	1,035
8.000%, 11/15/17	6,755	6,198
Thermadyne Holdings
9.500%, 02/01/14	710	607
Titan International
8.000%, 01/15/12	1,660	1,606
UAL Pass Through Trust Series 2000-2
7.032%, 10/01/10 (B)	52	52
UCI Holdings
9.250%, 12/15/13 (C)	1,099	445
United Air Lines
9.125%, 01/15/12 (B)	1,075	—
7.811%, 10/01/49 (B)	2,385	3,125
United Air Lines, Ser 95A1
9.560%, 10/19/18 (B)	587	147
9.020%, 04/19/12 (B)	374	93
United Air Lines, Ser A
0.000%, 05/01/04 (B)	525	—
United AirLines
7.186%, 04/01/11 (B)	414	403
USG
9.750%, 08/01/14 (A)	1,920	2,006
6.300%, 11/15/16	1,155	982
Vought Aircraft Industries
8.000%, 07/15/11	1,225	1,213

		93,702

Information Technology — 4.4%
Activant Solutions
9.500%, 05/01/16	1,500	1,343
Advanced Micro Devices
7.750%, 11/01/12	1,897	1,707
Aeroflex
11.750%, 02/15/15	845	769
Amkor Technology
9.250%, 06/01/16	3,150	3,245
7.750%, 05/15/13	1,500	1,500
Avago Technologies Finance Pte
10.125%, 12/01/13	570	599
CC Holdings GS V
7.750%, 05/01/17 (A)	930	963
Compucom Systems
12.500%, 10/01/15 (A)	2,085	1,944
First Data
9.875%, 09/24/15	8,480	7,833
Flextronics International
6.500%, 05/15/13	212	207
6.250%, 11/15/14	1,229	1,183
Freescale Semiconductor PIK
9.125%, 12/15/14	1,863	1,285

SEI Institutional Managed Trust / Annual Report / September 30, 2009	121

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Freescale Semiconductor
10.125%, 12/15/16	$425	$283
8.875%, 12/15/14	1,700	1,301
Innophos
8.875%, 08/15/14	1,245	1,257
Iron Mountain
8.750%, 07/15/18	1,020	1,061
Jabil Circuit
7.750%, 07/15/16	610	619
NXP Funding LLC
10.000%, 07/15/13 (A)	489	479
7.875%, 10/15/14	3,235	2,540
Open Solutions
9.750%, 02/01/15 (A)	1,780	1,230
Sanmina-SCI
8.125%, 03/01/16	1,290	1,206
3.379%, 06/15/14 (A) (C)	1,250	1,125
Sensata Technologies
8.000%, 05/01/14	775	723
Smart Modular Technologies
6.097%, 04/01/12 (C)	1,670	1,520
Spansion
3.792%, 06/01/13 (A) (B) (C)	815	825
Stream Global Services
11.250%, 10/01/14 (A)	2,630	2,510
Sungard Data Systems
10.625%, 05/15/15 (A)	1,930	2,046
10.250%, 08/15/15	5,559	5,670
Terremark Worldwide
12.000%, 06/15/17 (A)	2,045	2,229
Travelport
9.875%, 09/01/14	740	716
Unisys
14.250%, 09/15/15 (A)	1,320	1,360
12.750%, 10/15/14 (A)	5,525	5,856

		57,134

Materials — 7.7%
AK Steel
7.750%, 06/15/12	2,200	2,208
Algoma Acquisition
9.875%, 06/15/15 (A)	715	601
Appleton Papers
9.750%, 06/15/14	700	316
Ashland
9.125%, 06/01/17 (A)	1,905	2,038
Ball
7.375%, 09/01/19	520	528
BWAY
10.000%, 04/15/14 (A)	3,620	3,828
C8 Capital SPV
6.640%, 12/31/14 (A) (C)	1,100	848
California Steel Industries
6.125%, 03/15/14	185	169

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Catalyst Paper
8.625%, 06/15/11	$1,373	$947
7.375%, 03/01/14	455	241
Clearwater Paper
10.625%, 06/15/16 (A)	660	714
Cognis GmbH
2.299%, 09/15/13 (A) (C)	530	445
Crown Americas
7.750%, 11/15/15	360	366
7.625%, 05/15/17 (A)	445	450
Domtar
10.750%, 06/01/17	3,980	4,458
9.500%, 08/01/16	275	289
7.875%, 10/15/11	3	3
7.125%, 08/15/15	600	588
Dow Chemical
8.550%, 05/15/19	2,375	2,670
Evraz Group
9.500%, 04/24/18 (A)	625	598
8.875%, 04/24/13 (A)	500	477
FMG Finance Property
10.625%, 09/01/16 (A)	2,515	2,785
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	5,035	5,356
8.250%, 04/01/15	210	223
Georgia-Pacific LLC
8.250%, 05/01/16 (A)	3,090	3,206
8.000%, 01/15/24	2,725	2,698
7.125%, 01/15/17 (A)	1,640	1,603
7.000%, 01/15/15 (A)	3,115	3,068
Glatfelter
7.125%, 05/01/16	855	831
Graham Packaging
9.875%, 10/15/14	3,533	3,630
8.500%, 10/15/12	100	101
Graphic Packaging International
9.500%, 06/15/17 (A)	420	446
9.500%, 08/15/13	1,685	1,736
9.500%, 06/15/17 (A)	1,265	1,344
Greif
7.750%, 08/01/19 (A)	155	159
Huntsman International
7.875%, 11/15/14	2,180	2,033
7.375%, 01/01/15	1,675	1,520
5.500%, 06/30/16 (A)	215	183
Innophos Holdings
9.500%, 04/15/12 (A)	725	711
International Paper
7.950%, 06/15/18	1,777	1,927
Intertape Polymer
8.500%, 08/01/14	865	670
MacDermid
9.500%, 04/15/17 (A)	2,160	1,987

122	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Millennium America
7.625%, 11/15/26 (B)	$175	$25
Nalco
8.250%, 05/15/17 (A)	930	977
Newark Group
9.750%, 03/15/14 (B)	825	157
NewPage
11.375%, 12/31/14 (A)	2,730	2,682
10.000%, 05/01/12	1,275	842
Noranda Aluminium Acquisition PIK
5.412%, 05/15/15 (C)	2,418	1,705
Packaging Dynamics Finance
10.000%, 05/01/16 (A)	2,495	1,129
PE Paper Escrow GmbH
12.000%, 08/01/14 (A)	175	189
Plastipak Holdings
10.625%, 08/15/19 (A)	590	626
8.500%, 12/15/15 (A)	565	571
PolyOne
8.875%, 05/01/12	2,480	2,505
Pregis
12.375%, 10/15/13	1,330	1,257
Reichhold Industries
9.000%, 08/15/14 (A)	1,969	1,634
Rio Tinto Finance USA
9.000%, 05/01/19	330	405
8.950%, 05/01/14	660	779
Ryerson
12.000%, 11/01/15	990	946
Sappi Papier Holding
6.750%, 06/15/12 (A)	1,290	1,193
Sealed Air
7.875%, 06/15/17 (A)	1,120	1,181
Smurfit-Stone Container
8.375%, 07/01/12 (B)	1,420	1,014
Solo Cup
10.500%, 11/01/13 (A)	790	837
8.500%, 02/15/14	1,150	1,098
Solutia (Escrow Security)
0.000%, 12/31/99 (B)	230	—
Steel Capital
9.750%, 07/29/13 (A)	245	245
Steel Dynamics
7.750%, 04/15/16 (A)	2,355	2,367
7.375%, 11/01/12	1,330	1,343
6.750%, 04/01/15	475	455
Teck Resources
10.750%, 05/15/19	2,055	2,389
10.250%, 05/15/16	2,205	2,492
Terra Capital, Ser B
7.000%, 02/01/17	965	1,006
US Steel
6.650%, 06/01/37	905	738
6.050%, 06/01/17	780	729

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vedanta Resources
9.500%, 07/18/18 (A)	$2,440	$2,403
Verso Paper Holdings
11.500%, 07/01/14 (A)	1,280	1,312
9.125%, 08/01/14	2,970	2,198
Vitro
9.125%, 02/01/17 (B)	2,360	1,127

		99,555

Telecommunication Services — 7.7%
Cincinnati Bell
8.250%, 10/15/17	370	365
7.000%, 02/15/15	405	393
Citizens Communications
7.125%, 03/15/19	265	250
6.625%, 03/15/15	980	936
Cricket Communications
10.000%, 07/15/15	575	591
9.375%, 11/01/14	5,686	5,771
Crown Castle International
9.000%, 01/15/15	2,810	2,944
Digicel
12.000%, 04/01/14 (A)	2,420	2,698
Digicel Group
9.250%, 09/01/12 (A)	1,010	1,025
9.125%, 01/15/15 (A)	290	271
8.875%, 01/15/15 (A)	2,375	2,209
Fairpoint Communications
13.125%, 04/02/18	1,003	123
Frontier Communications
8.125%, 10/01/18	2,000	2,012
GCI
7.250%, 02/15/14	1,075	1,013
Global Crossing
12.000%, 09/15/15 (A)	1,125	1,181
Intelsat
9.250%, 06/15/16	950	979
Intelsat Bermuda
11.250%, 02/04/17 (A) (E)	2,415	2,397
Intelsat Jackson Holding
11.250%, 06/15/16	5,095	5,452
9.500%, 06/15/16	1,370	1,439
Intelsat Subsidiary Holding
8.875%, 01/15/15 (A)	1,950	1,974
8.875%, 01/15/15	1,875	1,908
iPCS PIK
3.733%, 05/01/14 (C)	2,424	1,854
Level 3 Financing
12.250%, 03/15/13	1,390	1,404
9.250%, 11/01/14	580	511
8.750%, 02/15/17	1,200	996
4.601%, 02/15/15 (C)	125	89
Lucent Technologies
6.450%, 03/15/29	910	693

SEI Institutional Managed Trust / Annual Report / September 30, 2009	123

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MetroPCS Wireless
9.250%, 11/01/14	$6,000	$6,135
9.250%, 11/01/14	1,290	1,319
Nextel Communications
6.875%, 10/31/13	1,750	1,623
NII Capital
10.000%, 08/15/16 (A)	2,665	2,772
Nordic Telephone Holdings
8.875%, 05/01/16 (A)	3,385	3,503
Orascom Telecom Finance
7.875%, 02/08/14 (A)	2,000	1,910
PAETEC Holding
9.500%, 07/15/15	1,370	1,243
8.875%, 06/30/17 (A)	1,740	1,731
Qwest
7.500%, 10/01/14	555	561
7.250%, 09/15/25	350	302
7.250%, 10/15/35	1,200	966
6.875%, 09/15/33	225	182
Qwest Communications International
7.250%, 02/15/11	1,505	1,526
Qwest Communications International, Ser B
7.500%, 02/15/14	1,120	1,106
SBA Telecommunications
8.250%, 08/15/19 (A)	1,435	1,478
8.000%, 08/15/16 (A)	360	368
Sprint Capital
8.750%, 03/15/32	3,140	2,967
6.900%, 05/01/19	4,605	4,121
Sprint Nextel
6.000%, 12/01/16	685	611
Telcordia Technologies
10.000%, 03/15/13 (A)	1,105	851
4.259%, 07/15/12 (A) (C)	3,500	3,019
Telesat Canada
12.500%, 11/01/17	635	676
11.000%, 11/01/15	765	815
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/18 (A)	1,165	1,219
Virgin Media Finance PLC
9.500%, 08/15/16	3,195	3,363
West
11.000%, 10/15/16	875	868
9.500%, 10/15/14	1,000	980
Wind Acquisition Finance
12.000%, 12/01/09 (A)	2,335	2,568
11.750%, 07/15/17 (A)	4,103	4,626
Windstream
8.625%, 08/01/16	3,875	3,982
8.125%, 08/01/13	1,140	1,171

		100,040

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 3.2%
AES
9.750%, 04/15/16 (A)	$1,620	$1,766
8.000%, 06/01/20	270	268
8.000%, 10/15/17	1,435	1,451
7.750%, 03/01/14	50	50
Calpine Construction Finance
8.000%, 06/01/16 (A)	735	753
Calpine Generating
14.320%, 04/01/11 (B) (C)	1,600	152
Edison Mission Energy
7.500%, 06/15/13	1,755	1,645
7.200%, 05/15/19	1,650	1,336
7.000%, 05/15/17	4,327	3,613
Elwood Energy
8.159%, 07/05/26	859	757
Energy Future Holdings
10.875%, 11/01/17	3,300	2,492
6.500%, 11/15/24	475	220
Ferrellgas Partners
9.125%, 10/01/17 (A)	2,100	2,163
Mirant (Escrow Security)
0.000%, 10/15/49 (B)	50	—
0.000%, 07/15/04 (B)	450	5
Mirant Americas Generation LLC
8.500%, 10/01/21	2,867	2,494
Mirant Mid Atlantic Trust
8.625%, 06/30/12	403	410
Mirant North America LLC
7.375%, 12/31/13	1,970	1,960
North American Energy Alliance
10.875%, 06/01/16 (A)	1,100	1,133
NRG Energy
8.500%, 06/15/19	1,480	1,482
7.375%, 02/01/16	2,445	2,366
7.375%, 01/15/17	3,795	3,672
7.250%, 02/01/14	1,320	1,297
Orion Power Holdings
12.000%, 05/01/10	900	932
Public Service of New Mexico
7.950%, 05/15/18	2,600	2,622
Puget Sound Energy
6.974%, 06/01/67 (C)	905	727
Tenaska Alabama Partners
7.000%, 06/30/21 (A)	327	297
Texas Competitive Electric Holdings
10.250%, 11/01/15	506	364
10.250%, 11/01/15	6,605	4,756
Energy Future Holdings, Ser R
6.550%, 11/15/34	690	310

		41,493

Total Corporate Obligations (Cost $1,011,721) ($ Thousands)		1,051,589

124	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 9.8%
Affinion Group
8.273%, 03/01/12	$4,505	$3,919
Alion Science and Technology, Term B Loan
9.500%, 02/06/13	1,995	1,769
Alliant Insurance Services, Term C Loan
8.000%, 08/21/14	700	704
Alliant Insurance Services, Term B Loan
3.598%, 08/21/14	1,228	1,148
Allison Transmission
3.000%, 08/07/14	399	347
American General Finance, Term B Loan
0.000%, 07/14/10 (F)	1,135	1,030
Aspect Software, Term Loan A-1
3.313%, 07/11/11	1,975	1,810
Asurion, 2nd Lien
6.746%, 07/03/15	3,075	2,896
ATP Oil and Gas
9.000%, 12/26/13	184	169
8.500%, 12/26/13	701	642
BOC Edwards
2.261%, 05/31/14	739	458
Boise Paper
9.250%, 02/22/15	800	788
Boston Generating Mezzanine
7.339%, 12/20/16	198	3
Boston Generating, 2nd Lien
4.589%, 06/20/14	700	159
Central Parking (Synthetic)
0.225%, 05/22/14 (C)	608	475
Central Parking, 1st Lien
2.500%, 05/22/14	1,437	1,114
Cequel Communications, 2nd Lien PIK
6.288%, 05/05/14	1,067	1,028
6.244%, 05/05/14	77	74
Charter Communications Operating
0.000%, 03/06/14 (F)	2,070	1,949
Chester Downs
12.375%, 12/31/49	590	583
Claire’s Stores
3.114%, 05/27/14	1,512	1,137
3.011%, 05/27/14	200	150
Clearwire
9.230%, 07/03/12	499	480
0.000%, 07/03/12 (F)	4,142	3,990
DAE Aviation Holdings, Tranche B-1
4.240%, 07/31/14	360	320
DAE Aviation Holdings, Tranche B-2
4.090%, 09/27/14	353	314

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dana, Term B Loan
0.000%, 01/31/15 (F)	$2,020	$1,800
Dex Media West, Term B Loan
7.000%, 10/24/14 (B) (C)	1,794	1,528
Dresser, 2nd Lien
5.994%, 05/04/15	760	657
Federal Mogul, Term B Loan
2.195%, 12/28/15	2,048	1,568
Federal Mogul, Term C Loan
2.186%, 12/27/15	1,045	800
First Data, Tranche B-1
3.036%, 09/24/14	2,266	1,947
First Data, Tranche B-2
3.011%, 09/24/14	328	282
Flextronics International, Term A Loan
2.511%, 10/01/14	798	714
Flextronics, Term Loan B12
2.847%, 10/01/12	995	922
Ford Motor Revolving Credit
2.640%, 12/15/13	1,469	1,309
0.000%, 12/14/11 (I)	91	10
Freescale Semiconductor
12.500%, 12/15/14	3,536	3,536
Georgia Pacific
2.382%, 02/14/13	327	314
Greektown Casino
7.750%, 12/03/12 (B)	450	353
7.000%, 12/03/12 (B)	200	157
Green Valley Ranch Gaming
0.000%, 02/16/14 (F)	900	671
Green Valley Ranch Gaming, 2nd Lien
3.549%, 08/06/14	2,000	510
Guitar Center
3.750%, 10/09/13	1,892	1,552
Harrah’s
3.500%, 01/28/15	1,266	1,023
Harrah’s Operating
0.000%, 01/28/15 (F)	3,000	2,962
Hexion Specialty Chemicals, Term Loan C1
2.875%, 05/05/13 (C)	2,489	2,069
Hexion Specialty Chemicals, Term Loan C2
2.563%, 05/05/13	465	386
Iasis Healthcare
5.738%, 06/13/14	3,989	3,430
Ineos Group, Term B Loan
4.789%, 12/16/13 (C)	1,291	1,081
0.000%, 12/16/13(F)	210	176
Ineos Group, Term C Loan
5.289%, 12/16/14 (C)	1,291	1,085
0.000%, 12/16/14 (F)	210	177
INEOS U.S. Finance, Term Loan B-2
9.501%, 12/16/13	1,732	1,450

SEI Institutional Managed Trust / Annual Report / September 30, 2009	125

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

INEOS U.S. Finance, Term Loan C-2
10.001%, 12/16/14	$1,732	$1,456
Infor Enterprise Solutions
6.511%, 03/02/14	57	38
0.000%, 03/02/14 (F)	859	566
Infor Enterprise Solutions, 2nd Lien
0.000%, 03/02/14 (F)	2,266	1,491
Infor Global Solutions, Term B Loan
0.000%, 07/30/12 (F)	746	674
Infor Global Solutions
6.511%, 03/02/14	99	65
0.000%, 07/28/12 (F)	859	776
Infor Global Solutions, Term B Loan
0.000%, 07/30/12 (F)	1,363	1,230
Intelsat Jackson Holding
0.000%, 02/01/14 (F)	2,100	1,796
Jacuzzi, 1st Lien
0.000%, 02/15/14 (F)	660	314
2.511%, 02/14/14	440	209
La Paloma, 1st Lien
2.010%, 08/16/12	2,189	1,919
Landry’s Restuarants
9.500%, 05/13/11	1,718	1,718
Las Vegas Sands Delayed Draw
2.090%, 05/17/14	268	224
Las Vegas Sands, Term B Loan
0.393%, 05/23/14 (F)	200	167
Las Vegas Sands, Tranche B
2.090%, 05/17/14	1,327	1,108
Lyondell Chemical Dutch Tranche A Dollar Term Loan
3.746%, 12/20/13	177	116
Lyondell Chemical Dutch Revolving Credit Loan
3.746%, 12/20/13	60	39
Lyondell Chemical, German Tranche B-1 Euro Term Loan
3.996%, 12/22/14	219	143
Lyondell Chemical, German Tranche B-2 Euro Term Loan
3.996%, 12/22/14	219	143
Lyondell Chemical, German Tranche B-3 Euro Term Loan
3.996%, 12/22/14	219	143
Lyondell Chemical, Initial New Money DIP Loan
13.000%, 02/03/10	1,420	1,447
Lyondell Chemical, Primary Revolving Credit
3.746%, 4/30/14	286	187
Lyondell Chemical, Roll-Up Dip
5.746%, 2/3/10	1,554	1,510

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lyondell Chemical, U.S. Tranche A Dollar Term Loan
3.746%, 12/20/13	$561	$367
Lyondell Chemical, U.S. Tranche B-1 Dollar Term Loan
7.000%, 12/22/14	950	621
Lyondell Chemical, U.S. Tranche B-2 Dollar Term Loan
7.000%, 12/22/14	950	621
Lyondell Chemical, U.S. Tranche B-3 Dollar Term Loan
7.000%, 12/22/14	950	621
Marisco Capital Management, Term B Loan.
0.000%, 12/14/13 (F)	1,000	596
Metroflag, 2nd Lien
14.000%, 01/06/09 (B)	300	15
Murray Bank, 2nd Lien
8.813%, 01/31/11	1,974	1,920
Navistar Financial, Term B Loan
0.000%, 01/19/12 (F)	505	490
Navistar Financial
3.496%, 01/19/12	1,185	1,150
Neiman Marcus Group
2.253%, 04/26/13	835	722
Nuveen Investments
12.500%, 11/09/14	595	513
3.496%, 11/09/14	979	843
3.488%, 11/09/14	1,046	901
Nuveen Investments, 2nd Lien
12.500%, 11/09/14	520	519
Nuveen Investments, Term B Loan
0.000%, 11/13/14 (F)	315	271
OSI Restaurant Partners
4.500%, 06/14/14	1,362	1,151
2.563%, 06/14/13	115	97
Outback, Term B Loan
0.000%, 06/14/14 (F)	885	747
Penhall Unsecured Term Loan
9.995%, 04/01/12	791	32
ProQuest, 2nd Lien
6.037%, 02/09/15	1,200	1,104
Realogy
3.254%, 10/13/13	1,030	868
Rexnord
7.361%, 03/01/13	2,141	1,177
Reynolds & Reynolds, 1st Lien
2.261%, 10/24/12 (C)	499	437
Reynolds & Reynolds, 3rd Lien
7.761%, 04/24/14 (C)	2,150	1,419
7.761%, 04/26/14	1,300	858
Reynolds & Reynolds. 1st Lien
2.261%, 10/24/12	493	431

126	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RH Donnelley, Term D Loan
6.750%, 06/30/11 (C)	$1,288	$1,091
Rite Aid
9.500%, 06/01/15	1,730	1,806
Sabre Holdings
2.499%, 09/30/14	1,230	1,081
Sbarro, Term B Loan
4.788%, 01/31/14	2,367	2,035
Sensata Technologies
2.246%, 04/27/13	1,857	1,584
Servicemaster
2.770%, 10/17/14	680	606
2.750%, 10/17/14	68	60
Simmons
7.351%, 02/15/12	1,657	25
7.313%, 02/15/12	1,227	18
Simmons Bedding, Tranche B
10.500%, 12/19/11	945	932
Sorenson Communications
15.000%, 06/30/14	800	618
Sorenson Communications, 2nd Lien
7.246%, 02/16/14	3,900	3,617
Sorenson Holdings PIK
15.000%, 07/18/14 (C)	1,558	1,203
15.000%, 06/30/14	843	651
Stallion Oilfield Service
2.720%, 06/12/13	2,467	1,851
Texas Competitive Electric Holdings Initial Tranche B-2 Term Loan
3.754%, 10/10/14	10,962	8,720
3.783%, 10/10/14	57	44
Texas Competitive Electric Holdings Initial Tranche B-3 Term Loan
3.754%, 10/10/14	382	303
3.783%, 10/10/14	2	2
Verint Systems
3.500%, 05/25/14	2,212	2,005
Western Refining
8.250%, 05/30/14	771	762
World Color Press
9.000%, 01/16/11	1,700	1,698

Total Loan Participations (Cost $126,053) ($ Thousands)		126,607

COLLATERALIZED DEBT OBLIGATION — 3.0%

Financials — 3.0%
ACAS Business Loan Trust , Ser 2007-2A , Cl A
0.840%, 11/18/09 (A) (C)	1,329	1,050
ACAS CLO, Ser 2007-1A, Cl A1J
0.820%, 04/20/21 (A) (C)	3,150	2,111
ARES CLO, Ser 2006-1A, Cl SUB
0.000%, 02/24/18 (A)	7,000	210

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ARES CLO, Ser 2007-11A, Cl SUB
0.000%, 10/11/21 (A)	$2,400	$240
ARES CLO, Ser 2007-1A, Cl SUB
0.000%, 04/16/21 (A)	3,800	266
Babson CLO, Ser 2004-II, Cl SUB
0.000%, 11/15/16 (A)	1,700	43
Babson CLO, Ser 2007-2A, Cl D
1.988%, 04/15/21 (A) (C)	913	365
Babson CLO, Ser 2007-2A, Cl INC
0.000%, 04/15/21 (A) (C)	2,500	100
Battalion CLO, Ser 2007-1A, Cl E
4.755%, 07/14/22 (A) (C)	2,300	575
Battalion CLO, Ser 2007-I, Cl SUB
0.000%, 07/14/22 (A)	1,750	193
Capitalsource Advisors, Ser 2006-1A, Cl SUB
0.000%, 08/27/20 (A)	3,200	64
CIFC Funding, Ser 2007-2A
0.000%, 04/15/21 (A)	2,700	27
CIFC Funding, Ser 2007-IV
0.000%, 09/20/19	1,000	220
CIFC Funding, Ser 2006-I, Cl I
0.000%, 10/20/20* (A) (C)	2,300	46
CIFC Funding, Ser 2006-II
0.000%, 03/01/21* (A) (C)	3,000	180
CIFC, Ser 2006-1BA
1.119%, 12/22/20 (A) (C)	3,150	1,257
CIFC, Ser 2006-1BA, Cl A2L
0.709%, 12/22/20 (A) (C)	5,000	2,852
CIFC, Ser 2007-3A, Cl B
1.754%, 07/26/21 (A) (C)	2,500	1,077
CIT CLO, Ser 2007-1A, Cl E
5.606%, 06/20/21 (C)	1,900	285
CIT CLO, Ser 2007-1A, Cl D
2.292%, 06/20/21 (A) (C)	2,800	910
Connecticut Valley Structured Credit CDO, Ser 2006-3A, Cl Note
0.000%, 03/23/23 (A)	2,200	6
Copper River CLO, Ser 2006-1A, Cl INC
0.000%, 01/20/21 (A) (C)	3,000	1,125
De Meer Middle Market CLO, Ser 2006-1A, Cl B
0.910%, 10/20/18 (A) (C)	1,029	720
De Meer Middle Market CLO, Ser 2006-1A, Cl INC
0.000%, 10/20/18 (A)	3,366	1,262
Denali Capital CLO VII, Ser 2007-1A, Cl INC
0.000%, 01/22/22 (A)	2,200	220
Duane Street CLO, Ser 2007-5A, Cl SN
0.000%, 10/14/21 (A)	3,300	231

SEI Institutional Managed Trust / Annual Report / September 30, 2009	127

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Emporia Preferred Funding, Cl C
1.403%, 04/23/21 (A) (C)	$2,708	$1,462
Flagship CLO, Ser 2006-1A, Cl B
0.642%, 09/20/19 (A) (C)	2,680	1,514
Gale Force CLO, Ser 2005-1A, Cl COM1
0.744%, 11/15/17 (A)	5,355	1,720
Gale Force CLO, Ser 2007-4A, Cl E
6.825%, 12/15/17 (C)	1,100	495
Gale Force CLO, Ser 2008-4A, Cl INC
2.810%, 12/15/17 (C)	1,500	450
Gleneagles CLO, Ser AI
0.000%, 11/01/17 (C)	6,500	65
Greenbriar CLO, Ser 2007-1A , Cl D
3.233%, 11/01/21 (A) (C)	3,986	159
Hamlet II, Ser 2006-2A, Cl A2B
0.791%, 05/11/21 (A) (C)	825	586
Harch CLO, Ser 2007-1A, Cl C
1.246%, 04/17/20 (A) (C)	750	323
Hudson Straits CLO, Ser 2004-1A, Cl B
1.259%, 10/15/16 (A) (C)	2,100	1,344
ING Investment Management I CLO
0.000%, 12/01/17 (A) (C)	12,500	375
ING Investment Management II CLO
0.000%, 08/01/20 (A) (C)	5,000	168
Lightpoint CLO, Ser 2006-4A, Cl INC
0.000%, 04/15/18 (A)	2,500	25
Marathon CLO, Ser 2005-2A, Cl INC
0.000%, 12/20/19 (A)	3,000	15
Marathon CLO, Ser 2005-2A, Cl B
1.092%, 12/20/19 (A) (C)	1,200	626
Marlborough Street CLO, Ser 2007-1A, Cl INC
0.000%, 04/18/19 (A)	2,400	192
Marlborough Street CLO, Ser 2007-1A, Cl A2B
0.860%, 04/18/19 (A) (C)	2,125	1,551
Peritus I CDO, Ser 2005-1A, Cl C
9.000%, 05/24/15 (A)	12,951	1,554
Peritus I CDO, Ser 2007-1A
0.000%, 12/19/17 (B)	3,750	75
Rockwall Investors
0.000%, 08/01/21 (A) (B) (C)	4,000	40
Sands Point Funding, Ser 2006-1A, Cl C
1.310%, 07/18/20 (A) (C)	2,240	896
Stanfield Bristol CLO, Ser 2005-1A, Cl SUB
0.000%, 10/15/19 (A)	6,300	63
Stanfield Daytona CLO
0.000%, 04/27/21	3,200	224

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Stanfield Veyron CLO, Ser 2006-1A, Cl SUB
0.000%, 07/15/18	$2,300	$107
Telos CLO, Ser 2006-1A, Cl A2
0.910%, 10/11/21 (A) (C)	2,834	1,559
Tralee CDO, Ser 2007-1A, Cl SUB
0.000%, 04/16/22 (A)	2,700	27
Venture CDO, Ser 2004-1A, Cl A2
1.040%, 08/15/16 (A) (C)	2,684	1,476
Venture CDO, Ser 2006-7A, Cl A1B
0.840%, 01/20/22 (A) (C)	2,054	1,335
Waterfront CLO, Ser 2007-1A, Cl A2
0.909%, 08/02/20 (A) (C)	4,050	2,592
Whitehorse II
0.000%, 03/15/13 (A) (B) (C)	30	30
Whitehorse, Ser 2006-4A, Cl A2
0.930%, 01/17/20 (A) (C)	2,858	1,550

Collateralized Debt Obligation (Cost $111,516) ($ Thousands)		38,233

CONVERTIBLE BONDS — 0.8%
ADC Telecommunications CV to 37.0336
3.500%, 07/15/15	750	576
Beazer Homes CV to 19.4400
4.625%, 06/15/24	443	386
Bill Barrett
5.000%, 03/15/28	450	425
Century Aluminum
1.750%, 08/01/24	165	149
Developers Diversified Realty
3.000%, 03/15/12‡	515	454
Interpublic Group
4.250%, 03/15/23	595	585
L-1 Identity Solutions
3.750%, 05/15/27	640	562
Level 3 Communications
5.250%, 12/15/11	340	303
Liberty Media
4.000%, 11/15/29	375	191
3.750%, 02/15/30	540	270
Lions Gate Entertainment CV to 86.9565
2.938%, 10/15/24	1,124	1,013
Mirant
0.000%, 07/15/49 (B)	1,150	—
Mirant CV to 14.7167
0.000%, 06/15/21 (B)	2,200	4
Morgans Hotel Group
2.375%, 10/15/14	490	303
NII Holdings CV to 8.4517
3.125%, 06/15/12	3,000	2,621

128	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Omnicare
3.250%, 12/15/35	$875	$671
Pantry
3.000%, 11/15/12	1,000	824
ProLogis CV to 13.1614
2.250%, 04/01/37‡	1,165	1,050
SanDisk CV to 12.1426
1.000%, 05/15/13	620	482

Total Convertible Bonds (Cost $10,039) ($ Thousands)		10,869

PREFERRED STOCK — 0.2%
Axis Capital Holdings (C)	13	899
Crown Castle International CV to 1.3599	15	766
Dana, Ser B*	548	345
GMAC
7.000%, 12/31/49*	1	854

Total Preferred Stock (Cost $1,869) ($ Thousands)		2,864

COMMON STOCK — 0.1%
Broder Bros.* (D) (H)	56,668	35
Dana Holding*	64,570	440
Delta Air Lines*	264	2
Federal Mogul, Cl A*	31,827	384
Shreveport Gaming Holdings	13,948	244
Spectrum Brands*	28,614	658
VSS AHC, CI A	27,106	3
Winn-Dixie Stores*	8,445	110
World Color Press*	23,326	222

Total Common Stock (Cost $5,191) ($ Thousands)		2,098

	Number of Warrants

WARRANTS — 0.0%
Atrium, Expires 10/14/18*	706	—
Grande Communications, Expires 04/01/11*	850	—
World Color Press, Expires 2014*	26,438	67

Total Warrants (Cost $459) ($ Thousands)		67

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.,
0.400% (G)**†	187,182	$184

Total Affiliated Partnership (Cost $187) ($ Thousands)		184

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%**†	41,521,178	41,521

Total Cash Equivalent (Cost $41,521) ($ Thousands)		41,521

Total Investments — 98.7% (Cost $1,308,556) ($ Thousands)		$1,274,032

Percentages are based on a Net Assets of $1,290,164 ($ Thousands).

*	Non-income producing security.

**	The rate shown is the 7-day effective yield as of September 30, 2009.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security –– The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2009. The date reported on the Schedule of Investments is the maturity date. The effective date may be shorter.

(D)	This security or a partial position of this security is on loan at September 30, 2009 (see Note 9). The total market value of securities on loan at September 30, 2009 was $173 ($ Thousands).

(E)	Step Bonds –– The rate reflected on the Schedule of Investments is the effective yield on September 30, 2009. The coupon on a step bond changes on a specified date.

(F)	Unsettled bank loan. Interest rate not available.

(G)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of September 30, 2009 was $184 ($ Thousands).

(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2009 was $35 ($ Thousands) and represented 0.00% of net Assets.

(I)	Unfunded Bank Loan.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	129

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Concluded)

September 30, 2009

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,048,045	$3,544	$1,051,589
Loan Participations	—	105,691	20,916	126,607
Collateralized Debt Obligations	—	1,617	36,616	38,233
Convertible Bonds	—	10,865	4	10,869
Preferred Stock	—	2,864	—	2,864
Common Stock	1,819	—	279	2,098
Warrants	—	67	—	67
Affiliated Partnership	—	184	—	184
Cash Equivalent	41,521	—	—	41,521

Total Investments in Securities	$43,340	$1,169,333	$61,359	$1,274,032

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Loan Participations	Collateralized Debt Obligations	Convertible Bonds	Common Stock
Beginning balance as of October 1, 2008	$568	$45,745	$38,627	$4	$251
Accrued discounts/premiums	10	103	227	—	—
Realized gain/(loss)	23	1,997	(2,660)	—	—
Change in unrealized appreciation/(depreciation)	(19)	95	(18,619)	—	(7)
Net purchases/sales	2,519	12,578	3,370	—	—
Net transfer in and/or out of Level 3	443	(39,602)	15,671	—	35

Ending balance as of September 30, 2009	$3,544	$20,916	$36,616	$4	$279

Changes in unrealized gains/(losses included in earnings related to securities still held at reporting date	$(33)	$(620)	$(26,899)	$—	$(7)

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

130	SEI Institutional Managed Trust / Annual Report / September 30, 2009

SCHEDULE OF INVESTMENTS

Real Return Fund

September 30, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 91.9%
U.S. Treasury Bond TIPS
4.250%, 01/15/10	$2,450	$3,165
3.500%, 01/15/11	2,490	3,207
2.375%, 04/15/11	3,350	3,743
3.375%, 01/15/12	4,965	6,404
2.000%, 04/15/12 to 07/15/14	24,980	29,080
3.000%, 07/15/12	8,520	10,849
0.625%, 04/15/13	5,625	5,717
1.875%, 07/15/13	12,095	14,652

Total U.S. Treasury Obligations (Cost $76,058) ($ Thousands)		76,817

CASH EQUIVALENT — 7.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%*†	5,926,862	5,927

Total Cash Equivalent (Cost $5,927) ($ Thousands)		5,927

Total Investments — 99.0% (Cost $81,985) ($ Thousands)		$82,744

Percentages are based on Net Assets of $83,568 ($ Thousands).

*	Rate shown is the 7-day effective yield as of September 30, 2009.

†	Investment in Affiliated Security (see Note 5).

Cl — Class

TIPS — Treasury Inflation Protected Security

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$76,817	$—	$76,817
Cash Equivalent	5,927	—	—	5,927

Total Investments in Securities	$5,927	$76,817	$—	$82,744

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	131

Statements of Assets and Liabilities ($ Thousands)

September 30, 2009

	Large Cap Value Fund		Large Cap Growth Fund		Tax-Managed Large Cap Fund
ASSETS:
Investments, at value†	$1,776,921	*	$1,953,662	*	$1,568,720	*
Affiliated investment, at value††	375,080		313,467		229,596
Cash	65		11		20
Receivable for investment securities sold	64,534		54,851		4,725
Receivable for fund shares sold	1,972		2,028		2,506
Dividends and interest receivable	2,377		1,731		1,538
Receivable for variation margin	13		4		25,416
Prepaid Expenses	26		21		16
Total Assets	2,220,988		2,325,775		1,832,537
LIABILITIES:
Payable upon return on securities loaned	340,459		268,615		199,191
Payable for investment securities purchased	19,928		8,013		5,226
Payable for fund shares redeemed	4,064		4,220		2,327
Payable for variation margin	156		108		25,465
Administration fees payable	531		582		453
Investment advisory fees payable	445		582		432
Shareholder servicing fees payable Class A	313		267		222
Shareholder servicing fees payable Class I	2		2		—
Chief Compliance Officer fees payable	3		3		2
Administration servicing fees payable Class I	2		1		—
Unrealized loss on foreign spot currency contracts	—		—		—
Accrued expense payable	122		133		105
Total Liabilities	366,025		282,526		233,423
Net Assets	$1,854,963		$2,043,249		$1,599,114
† Cost of investments	1,664,964		1,662,075		1,365,529
†† Cost of affiliated investments	381,343		317,938		234,215
* Includes market value of securities on loan	329,529		263,484		194,483
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$2,400,411		$3,334,765		$2,138,285
Undistributed (distributions in excess of) net investment income	7,925		2,568		4,233
Accumulated net realized loss on investments, securities sold short, option contracts, futures, swap contracts, and foreign currency	(659,323)		(1,581,493)		(742,600)
Net unrealized appreciation on investments, affiliated investments, securities sold short and option contracts	105,694		287,116		198,572
Net unrealized appreciation (depreciation) on futures contracts	256		293		624
Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—		—
Net Assets	$1,854,963		$2,043,249		$1,599,114
Net Asset Value, Offering and Redemption Price Per Share — Class A	$13.83		$17.62		$10.19
	($1,843,529,787 ÷ 133,281,342 shares	)	($2,034,096,331 ÷ 115,427,478 shares	)	($1,596,020,073 ÷ 156,655,777 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class E	N/A		N/A		N/A

Net Asset Value, Offering and Redemption Price Per Share — Class I	$13.83		$17.44		N/A
	($11,433,142 ÷ 826,822 shares	)	($9,152,411 ÷ 524,713 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	N/A		N/A		$10.37
					($3,094,316 ÷ 298,529 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

132	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Large Cap Diversified Alpha Fund		S&P 500 Index Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small Cap Fund

$878,809		$1,290,104	*	$593,680	*	$455,502	*	$253,131	*
223,318		214,684		147,875		77,929		11,605
24		5		101		57		22
30		3,104		27,815		3,531		2,090
2,010		19,608		371		351		660
944		1,622		832		182		222
6		17		1		—		—
11		106		7		5		3
1,105,152		1,529,250		770,682		537,557		267,733

—		208,324		116,864		48,929		2,499
—		—		5,266		4,480		2,148
1,322		5,048		1,634		918		312
428		34		550		393		65
311		179		185		138		74
292		32		326		234		107
202		29		70		50		44
—		1		1		1		—
1		2		1		1		—
—		2		1		1		—
—		—		11		—		—
75		88		43		32		20
2,631		213,739		124,952		55,177		5,269
$1,102,521		$1,315,511		$645,730		$482,380		$262,464
798,333		809,995		555,013		384,216		219,977
223,318		218,127		151,948		80,838		11,784
—		202,412		112,352		47,231		2,423

$1,607,242		$892,470		$837,136		$779,197		$331,730
—		6,065		1,447		(42)		88
(586,555)		(59,990)		(227,294)		(365,266)		(102,524)
80,476		476,666		34,594		68,377		32,975
1,359		300		(149)		114		195
(1)		—		(4)		—		—
$1,102,521		$1,315,511		$645,730		$482,380		$262,464
$7.18		$29.01		$13.66		$12.96		$9.42
($1,101,993,406 ÷ 153,415,053 shares	)	($451,069,018 ÷ 15,549,591 shares	)	($638,341,274 ÷ 46,734,670 shares	)	($478,404,756 ÷ 36,912,008 shares	)	($262,464,132 ÷ 27,862,048 shares	)
N/A		$29.12		N/A		N/A		N/A
		($855,875,579 ÷ 29,392,485 shares	)
$7.17		$29.07		$13.56		$12.68		N/A
($527,293 ÷ 73,501 shares	)	($8,566,020 ÷ 294,690 shares	)	($7,388,612 ÷ 544,765 shares	)	($3,975,435 ÷ 313,448 shares	)
N/A		N/A		N/A		N/A		N/A

SEI Institutional Managed Trust / Annual Report / September 30, 2009	133

Statements of Assets and Liabilities ($ Thousands)

September 30, 2009

	Small/Mid Cap Diversified Alpha Fund		Mid-Cap Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund
ASSETS:
Investments, at value†	$76,621		$117,441	*	$362,024		$205,966
Affiliated investment, at value††	14,325		19,899		16,834		5,984
Repurchase agreement†	—		—		—		—
Cash	—		3		20		1,044
Foreign currency, at value†††	1		—		—		1,004
Cash collateral on futures	—		—		—		—
Cash collateral on swaps	—		—		—		—
Receivable for investment securities sold	2,645		2,987		5,504		610
Receivable for fund shares sold	235		144		588		—
Dividends and interest receivable	93		176		665		909
Receivable for variation margin	1		1		1		—
Swap contracts, at value††††	—		—		—		—
Unrealized gain on forward foreign currency contracts	—		—		—		169
Prepaid Expenses	1		1		4		2
Total Assets	93,922		140,652		385,640		215,688
LIABILITIES:
Payable upon return on securities loaned	—		16,738		—		—
Payable for investment securities purchased	2,653		3,057		3,585		—
Payable for fund shares redeemed	789		594		715		637
Payable to custodian	163		—		—		—
Payable for variation margin	125		13		14		19
Payable to Affiliate	—		—		—		—
Administration fees payable	26		34		108		60
Investment advisory fees payable	41		39		121		77
Shareholder servicing fees payable Class A	19		22		67		43
Shareholder servicing fees payable Class I	—		—		—		—
Chief Compliance Officer fees payable	—		—		1		—
Trustees fees payable	—		—		—		—
Administration servicing fees payable Class I	—		—		—		—
Income distribution payable	—		—		—		—
Swap contracts, at value††††	—		—		—		—
Options written, at value #	—		—		—		—
Swaptions, written, at value‡	—		—		—		—
Unrealized loss on forward foreign currency contracts	—		—		—		1,032
Accrued expense payable	10		9		25		30
Total Liabilities	3,826		20,506		4,636		1,898
Net Assets	$90,096		$120,146		$381,004		$213,790
† Cost of investments and repurchase agreements	71,250		99,390		327,604		187,092
†† Cost of affiliated investments	14,325		20,265		16,834		5,984
††† Cost of foreign currency/(overdraft of foreign currency)	1		—		—		1,006
†††† Premiums received/(paid)	—		—		—		—
# Premiums received	—		—		—		—
‡ Premium received	—		—		—		—
* Includes market value of securities on loan	—		16,303		—		—
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$144,034		$166,649		$469,129		$275,037
Undistributed (distributions in excess of) net investment income	140		187		1,155		(12,964)
Accumulated net realized gain (loss) on investments, securities sold short, option contracts, futures, swap contracts, swaptions and foreign currency	(59,537)		(64,486)		(123,881)		(66,414)
Net unrealized appreciation (depreciation) on investments, affiliated investments, securities sold short and option contracts	5,371		17,685		34,420		18,874
Net unrealized appreciation (depreciation) on futures contracts	89		111		181		99
Net unrealized appreciation (depreciation) on swap contracts	—		—		—		—
Net unrealized appreciation on written swaptions	—		—		—		—
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(1)		—		—		(842)
Net Assets	$90,096		$120,146		$381,004		$213,790
Net Asset Value, Offering and Redemption Price Per Share — Class A	$6.10		$13.92		$9.65		$7.82
	($90,063,758 ÷ 14,757,432 shares	)	($119,871,943 ÷ 8,612,588 shares	)	($380,986,697 ÷ 39,490,256 shares	)	($213,773,373 ÷ 27,340,154 shares )
Net Asset Value, Offering and Redemption Price Per Share — Class I	$6.08		$13.92		$9.63		$7.76
	($32,666 ÷ 5,373 shares	)	($274,025 ÷ 19,688 shares	)	($17,330 ÷ 1,799 shares	)	($16,522 ÷ 2,128 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

(1) Commenced operations on July 2, 2009.

The accompanying notes are an integral part of the financial statements.

134	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Tax-Managed Managed Volatility Fund		Real Estate Fund		Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund(1)		High Yield Bond Fund		Real Return Fund(1)

$162,714		$202,108	*	$220,153	$2,605,511 *	$697,142	*	$1,232,327	*	$76,817
7,455		86,210		3,707	171,149	79,942		41,705		5,927
—		—		19,900	—	—		—		—
9		—		366	—	—		—		—
—		—		—	—	—		—		—
—		—		850	23,623	—		—		—
—		—		—	—	—		—		—
2,346		6,578		5,458	109,665	66,263		44,268		—
666		957		635	3,787	1,923		4,730		521
304		866		943	21,353	4,172		26,554		438
—		—		—	222	—		—		—
—		—		—	8,782	336		—		—
—		—		—	1,086	—		—		—
2		2		3	32	1		12		—
173,496		296,721		252,015	2,945,210	849,779		1,349,596		83,703

—		73,575		—	128,975	47,706		187		—
715		1,161		17,356	308,800	122,573		49,316		—
365		419		697	5,941	1,302		3,474		102
—		—		—	29	7		2,332		—
8		—		34	78	—		—		—
—		—		—	—	—		1,665		—
48		62		36	562	150		358		26
53		109		69	507	36		459		—
31		22		—	213	133		33		—
—		—		—	3	—		—		—
—		—		—	4	1		2		—
—		—		—	1	—		—		—
—		—		—	3	—		—		—
—		—		—	583	77		1,472		—
—		—		—	30,831	—		—		—
—		—		—	643	—		—		—
—		—		—	2,359	—		—		—
—		—		—	1,003	—		—		—
11		13		31	271	71		134		7
1,231		75,361		18,223	480,806	172,056		59,432		135
$172,265		$221,360		$233,792	$2,464,404	$677,723		$1,290,164		$83,568
145,891		167,024		280,150	2,752,705	682,119		1,266,848		76,058
7,455		87,852		3,707	175,021	79,942		41,708		5,927
—		—		—	—	—		—		—
—		—		—	2,998	634		—		—
—		—		—	(562)	—		—		—
—		—		—	2,471	—		—		—
—		71,426		—	124,183	46,714		173		—

$177,494		$312,385		$368,707	$2,768,938	$660,918		$1,721,002		$82,123
591		2,615		2,316	(3,504)	3		3,195		665
(22,704)		(127,083)		(96,845)	(133,567)	2,077		(399,509)		21
16,823		33,442		(40,097)	(151,147)	15,023		(34,524)		759
61		—		(293)	2,300	—		—		—
—		—		—	(19,051)	(298)		—		—
—		—		—	112	—		—		—

—		1		4	323	—		—		—
$172,265		$221,360		$233,792	$2,464,404	$677,723		$1,290,164		$83,568
$8.14		$9.42		$7.21	$9.98	$10.28		$6.52		$10.19
($172,264,924 ÷ 21,165,555 shares	)	($221,227,847 ÷ 23,472,539 shares	)	($233,746,615 ÷ 32,423,256 shares )	($2,450,745,779 ÷ 245,605,906 shares )	($677,722,648 ÷ 65,941,136 shares	)	($1,289,964,504 ÷ 197,819,345 shares	)	($83,567,586 ÷ 8,199,899 shares	)
N/A		$9.41		$7.20	$9.97	N/A		$6.53		N/A
		($132,184 ÷ 14,041 shares	)	($44,955 ÷ 6,244 shares )	($13,657,957 ÷ 1,369,433 shares )			($199,592 ÷ 30,558 shares	)

SEI Institutional Managed Trust / Annual Report / September 30, 2009	135

Statements of Operations ($ Thousands)

For the year ended September 30, 2009

	Large Cap Value Fund	Large Cap Growth Fund	Tax-Managed Large Cap Fund
Investment Income:
Dividends	$54,086	$28,035	$32,055
Dividends from Affiliated Investments*	234	344	247
Interest Income	17	44	29
Securities Lending Income — Net**	1,992	1,096	1,701
Less: Foreign Taxes Witheld	(9)	(116)	(50)
Total Investment Income	56,320	29,403	33,982
Expenses:
Investment Advisory Fees	5,790	7,210	5,601
Administration Fees	5,790	6,309	4,901
Shareholder Servicing Fees Class (A)	4,113	4,489	3,494
Shareholder Servicing Fees Class (I)	23	18	—
Shareholder Servicing Fees Class (Y)	—	—	4
Trustee Fees	40	45	35
Administration Servicing Fees Class (I)	23	18	—
Chief Compliance Officer Fees	6	7	5
Dividend Expense on Securities Sold Short	—	—	—
Interest Expense on Securities Sold Short	—	—	—
Printing Fees	177	194	147
Professional Fees	139	153	118
Custodian/Wire Agent Fees	162	175	138
Registration Fees	63	66	59
Licensing Fees	—	—	—
Other Expenses	72	78	68
Total Expenses	16,398	18,762	14,570
Less:
Waiver of Investment Advisory Fees	(909)	(916)	(946)
Waiver of Shareholder Servicing Fees Class (A)	(626)	(1,588)	(1,033)
Waiver of Shareholder Servicing Fees Class (E)	—	—	—
Waiver of Shareholder Servicing Fees Class (I)	(5)	(8)	—
Waiver of Shareholder Servicing Fees Class (Y)	—	—	(3)
Waiver of Administration Fees	—	—	(5)
Fees Paid Indirectly	(116)	(189)	(135)
Net Expenses	14,742	16,061	12,448
Net Investment Income	41,578	13,342	21,534
Net Realized and Unrealized Loss on Investments:
Net Realized Gain (Loss) on:
Investments	(566,159)	(461,000)	(419,149)
Securities Sold Short	—	—	—
Futures Contracts	(7,331)	(16,760)	(10,765)
Swap Contracts	—	—	—
Foreign Currency Transactions	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	221,593	276,866	174,341
Affiliated Investments	(496)	(597)	(32)
Securities Sold Short	—	—	—
Futures Contracts	768	726	1,614
Swap Contracts	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	—
Net Decrease in Net Assets from Operations	$(310,047)	$(187,423)	$(232,457)
Amounts designated as “—” are $0 or have been rounded to $0.

*	See Note 5 in Notes to Financial Statements.
**	Affiliated

The accompanying notes are an integral part of the financial statements.

136	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Large Cap Diversified Alpha Fund	S&P 500 Index Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small Cap Fund	Small/Mid Cap Diversified Fund

$17,206	$26,869	$10,602	$3,188	$2,991	$1,194
485	97	134	92	46	49
3,272	8	147	446	4	236
—	1,341	1,253	1,638	369	—
(29)	—	(50)	(14)	(4)	(1)
20,934	28,315	12,086	5,350	3,406	1,478

3,698	313	3,620	2,716	1,373	588
3,236	2,297	1,949	1,462	740	274
2,310	918	1,377	1,037	528	196
1	19	16	7	—	—
—	—	—	—	—	—
23	25	14	11	5	2
1	19	16	7	—	—
4	—	2	1	1	—
436	—	—	—	—	37
182	—	—	—	—	9
101	117	59	43	22	8
80	92	46	35	18	6
90	99	53	41	21	8
36	35	14	19	9	3
—	131	—	—	—	—
46	42	28	38	22	13
10,244	4,107	7,194	5,417	2,739	1,144

(321)	—	(62)	(138)	(282)	(136)
(522)	(257)	(639)	(590)	(29)	(19)
—	—	—	—	—	—
—	(7)	(9)	(4)	—	—
—	—	—	—	—	—
—	(542)	—	—	—	—
—	—	(120)	(41)	(83)	(3)
9,401	3,301	6,364	4,644	2,345	986
11,533	25,014	5,722	706	1,061	492

(415,476)	(44,321)	(177,390)	(256,669)	(84,827)	(31,718)
84,795	—	—	—	—	3,018
(40,905)	(3,755)	(3,133)	(1,743)	(1,731)	(5,233)
(29,757)	—	—	—	—	(4,691)
1	—	48	(96)	—	(76)

249,470	(53,786)	67,555	181,171	54,816	21,967
—	(543)	305	438	(2,272)	—
(35,062)	—	—	—	—	(1,248)
15,068	1,966	626	382	410	1,285
3,501	—	—	—	—	881
(2)	—	(4)	7	—	(8)
$(156,834)	$(75,425)	$(106,271)	$(75,804)	$(32,543)	$(15,331)

SEI Institutional Managed Trust / Annual Report / September 30, 2009	137

Statements of Operations ($ Thousands)

For the year or period ended September 30, 2009

	Mid-Cap Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund
Investment Income:
Dividends	$1,842	$9,053	$5,431
Dividends from Affiliated Investments*	20	61	64
Interest Income	1	4	6
Securities Lending Income — Net**	88	—	—
Less: Foreign Taxes Witheld	—	(71)	(359)
Total Investment Income	1,951	9,047	5,142
Expenses:
Investment Advisory Fees	395	2,296	1,230
Administration Fees	346	1,236	662
Shareholder Servicing Fees Class (A)	247	883	473
Shareholder Servicing Fees Class (I)	—	—	—
Trustee Fees	3	9	4
Administration Servicing Fees Class (I)	—	—	—
Chief Compliance Officer Fees	—	1	1
Printing Fees	11	40	22
Professional Fees	8	29	16
Custodian/Wire Agent Fees	9	36	81
Registration Fees	2	13	6
Overdraft fees	—	—	34
Other Expenses	9	18	32
Total Expenses	1,030	4,561	2,561
Less:
Waiver of Investment Advisory Fees	—	(902)	(415)
Waiver of Shareholder Servicing Fees Class (A)	(21)	(126)	(12)
Waiver of Shareholder Servicing Fees Class (I)	—	—	—
Waiver of Administration Fees	—	—	—
Fees Paid Indirectly	—	—	—
Net Expenses	1,009	3,533	2,134
Net Investment Income	942	5,514	3,008
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(46,116)	(112,098)	(47,929)
Affiliated Investments	—	—	—
Futures Contracts	(735)	163	569
Written Options	—	—	—
Written Swaptions	—	—	—
Swap Contracts	—	—	—
Foreign Currency Transactions	—	—	(11,869)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	39,544	52,973	29,975
Affiliated Investments	(3)	—	—
Futures Contracts	211	232	187
Written Options	—	—	—
Swaptions	—	—	—
Swap Contracts	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	(2,353)
Net Increase (Decrease) in Net Assets from Operations	$(6,157)	$(53,216)	$(28,412)

Amounts designated as “—” are $0 or have been rounded to $0.

*	See Note 5 in Notes to Financial Statements.
**	Affiliated
(1)	Commenced Operations on July 2, 2009.

The accompanying notes are an integral part of the financial statements.

138	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Tax-Managed Managed Volatility Fund	Real Estate Fund	Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund(1)	High Yield Bond Fund	Real Return Fund(1)

$3,586	$4,872	$9	$164	$—	$4,416	$—
51	103	95	849	40	256	—
2	215	11,134	165,679	5,473	110,702	736
—	328	—	1,523	3	910	—
(25)	(68)	—	(32)	(2)	(174)	—
3,614	5,450	11,238	168,183	5,514	116,110	736

873	1,099	917	7,588	390	4,745	36
470	592	802	7,726	397	3,407	57
336	422	573	6,873	354	2,434	40
—	—	—	26	—	—	—
3	4	6	71	—	24	—
—	—	—	26	—	—	—
1	1	1	12	1	4	—
17	19	25	306	15	110	2
12	14	19	223	27	89	3
14	17	23	282	12	93	1
2	6	10	101	—	26	—
—	—	—	—	—	—	—
7	9	67	490	31	233	3
1,735	2,183	2,443	23,724	1,227	11,165	142

(358)	(60)	(89)	(497)	(111)	(441)	(10)
(33)	(177)	(520)	(4,694)	(181)	(2,060)	(60)
—	—	—	(22)	—	—	—
—	—	(459)	—	—	—	—
—	(17)	—	—	—	—	—
1,344	1,929	1,375	18,511	935	8,664	72
2,270	3,521	9,863	149,672	4,579	107,446	664

(18,667)	(110,434)	(61,593)	(87,499)	2,012	(157,024)	22
—	—	—	—	—	(1,665)	—
(391)	—	(3,469)	21,637	—	—	—
—	—	—	6,671	—	—	—
—	—	—	(1,564)	—	—	—
—	—	147	(14,446)	(3)	—	—
—	84	(2,170)	10,277	—	—	—

20,086	44,844	26,310	215,679	15,023	199,462	759
—	(15)	—	37	—	2,098	—
179	—	(324)	(5,637)	—	—	—
—	—	—	1,218	—	—	—
—	—	—	1,518	—	—	—
—	—	(110)	(15,076)	(298)	—	—
—	2	1,024	(4,211)	—	—	—
$3,477	$(61,998)	$(30,322)	$278,276	$21,313	$150,317	$1,445

SEI Institutional Managed Trust / Annual Report / September 30, 2009	139

Statements of Changes in Net Assets ($ Thousands)

For the years ended September 30,

	Large Cap Value Fund		Large Cap Growth Fund		Tax-Managed Large Cap Fund
	2009	2008	2009	2008	2009	2008
Operations:
Net Investment Income	$41,578	$62,993	$13,342	$11,848	$21,534	$29,492
Net Realized Gain (Loss) from Investments, Securities Sold Short, Futures Contracts, Written Options and Swap Contracts	(573,490)	(41,840)	(477,760)	43,557	(429,914)	(1,856)
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments, Securities Sold Short, Futures Contracts, Written Options and Swap Contracts	221,865	(924,754)	276,995	(807,115)	175,923	(716,677)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	—	—	—	—
Net Decrease in Net Assets from Operations	(310,047)	(903,601)	(187,423)	(751,710)	(232,457)	(689,041)
Dividends and Distributions From:
Net Investment Income:
Class A	(47,346)	(64,076)	(13,281)	(11,649)	(23,986)	(30,228)
Class E	—	—	—	—	—	—
Class I	(239)	(330)	(37)	(14)	—	—
Class Y	—	—	—	—	(45)	(49)
Net Capital Gains:
Class A	—	(308,944)	—	—	—	—
Class E	—	—	—	—	—	—
Class I	—	(2,094)	—	—	—	—
Return of Capital:
Class A	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Total Dividends and Distributions	(47,585)	(375,444)	(13,318)	(11,663)	(24,031)	(30,277)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	645,382	602,496	680,308	598,288	924,843	523,966
Reinvestment of Dividends and Distributions	44,915	348,733	12,627	11,071	22,190	28,387
Cost of Shares Redeemed	(870,910)	(915,076)	(929,855)	(1,000,068)	(1,243,735)	(578,042)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(180,613)	36,153	(236,920)	(390,709)	(296,702)	(25,689)
Class E:
Proceeds from Shares Issued	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—
Increase in Net Assets Derived from Class E Transactions	—	—	—	—	—	—
Class I:
Proceeds from Shares Issued	5,835	5,082	5,304	5,612	—	—
Reinvestment of Dividends and Distributions	217	2,377	31	13	—	—
Cost of Shares Redeemed	(4,716)	(17,887)	(4,172)	(19,955)	—	—
Increase (Decrease) in Net Assets Derived from Class I Transactions	1,336	(10,428)	1,163	(14,330)	—	—
Class Y:
Proceeds from Shares Issued	—	—	—	—	411	177
Reinvestment of Dividends and Distributions	—	—	—	—	45	49
Cost of Shares Redeemed	—	—	—	—	(321)	(627)
Increase (Decrease) in Net Assets Derived from Class Y Transactions	—	—	—	—	135	(401)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(179,277)	25,725	(235,757)	(405,039)	(296,567)	(26,090)
Net Increase (Decrease) in Net Assets	(536,909)	(1,253,320)	(436,498)	(1,168,412)	(553,055)	(745,408)
Net Assets:
Beginning of Year	2,391,872	3,645,192	2,479,747	3,648,159	2,152,169	2,897,577
End of Year	$1,854,963	$2,391,872	$2,043,249	$2,479,747	$1,599,114	$2,152,169
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Year End	$7,925	$13,493	$2,568	$2,427	$4,233	$6,493
(1)	See Note 6 in Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

140	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Large Cap Diversified Alpha Fund		S&P 500 Index Fund		Small Cap Value Fund		Small Cap Growth Fund
2009	2008	2009	2008	2009	2008	2009	2008

$11,533	$17,757	$25,014	$28,411	$5,722	$5,342	$706	$357
(401,343)	(163,795)	(48,076)	15,023	(180,523)	(22,505)	(258,412)	(76,835)
1	—	—	—	48	(11)	(96)	(106)
232,977	(302,473)	(52,363)	(417,431)	68,486	(158,308)	181,991	(237,318)
(2)	2	—	—	(4)	—	7	(63)
(156,834)	(448,509)	(75,425)	(373,997)	(106,271)	(175,482)	(75,804)	(313,965)

(10,559)	(19,433)	(9,014)	(11,020)	(6,670)	(3,805)	(98)	(728)
—	—	(16,627)	(18,292)	—	—	—	—
(5)	(5)	(134)	(142)	(67)	(27)	—	—
—	—	—	—	—	—	—	—

—	(63,042)	(3,784)	(31,110)	(4,119)	(136,351)	—	(85,670)
—	—	(6,354)	(51,009)	—	—	—	—
—	(19)	(160)	(592)	(43)	(1,639)	—	(580)

(2,122)	—	—	—	—	—	—	—
(1)	—	—	—	—	—	—	—
(12,687)	(82,499)	(36,073)	(112,165)	(10,899)	(141,822)	(98)	(86,978)

701,137	510,287	430,336	364,642	268,370	261,960	206,264	180,243
12,425	81,901	11,884	40,033	10,175	133,874	94	82,911
(692,368)	(465,367)	(395,893)	(405,229)	(370,346)	(357,873)	(290,286)	(380,544)
21,194	126,821	46,327	(554)	(91,801)	37,961	(83,928)	(117,390)

—	—	274,071	138,713	—	—	—	—
—	—	21,275	63,336	—	—	—	—
—	—	(192,042)	(172,607)	—	—	—	—
—	—	103,304	29,442	—	—	—	—

150	61	17,809	2,932	3,127	5,865	2,291	1,873
5	24	267	734	107	1,652	—	573
(11)	(35)	(14,749)	(8,507)	(3,420)	(9,403)	(1,706)	(5,811)
144	50	3,327	(4,841)	(186)	(1,886)	585	(3,365)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
21,338	126,871	152,958	24,047	(91,987)	36,075	(83,343)	(120,755)
(148,183)	(404,137)	41,460	(462,115)	(209,157)	(281,229)	(159,245)	(521,698)

1,250,704	1,654,841	1,274,051	1,736,166	854,887	1,136,116	641,625	1,163,323
$1,102,521	$1,250,704	$1,315,511	$1,274,051	$645,730	$854,887	$482,380	$641,625
$—	$2,555	$6,065	$6,651	$1,447	$1,491	$(42)	$(992)

SEI Institutional Managed Trust / Annual Report / September 30, 2009	141

Statements of Changes in Net Assets ($ Thousands)

For the years ended September 30,

	Tax-Managed Small Cap Fund		Small/Mid Cap Diversified Fund
	2009	2008	2009	2008
Operations:
Net Investment Income	$1,061	$1,547	$492	$944
Net Realized Loss from Investments, Securities Sold Short, Futures Contracts, Written Options and Swap Contracts	(86,558)	(11,086)	(38,624)	(22,612)
Net Realized Loss on Foreign Currency Transactions	—	—	(76)	(5)
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments, Securities Sold Short, Futures Contracts, Written Options and Swap Contracts	52,954	(89,857)	22,885	(17,963)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	(8)	7
Net Decrease in Net Assets from Operations	(32,543)	(99,396)	(15,331)	(39,629)
Dividends and Distributions From:
Net Investment Income:
Class A	(1,496)	(1,291)	(477)	(1,355)
Class I	—	—	—	—
Net Capital Gains:
Class A	—	(23,726)	—	—
Class I	—	—	—	—
Total Dividends and Distributions	(1,496)	(25,017)	(477)	(1,355)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	184,323	115,260	86,460	58,072
Reinvestment of Dividends and Distributions	1,360	23,295	464	1,343
Cost of Shares Redeemed	(207,700)	(112,567)	(87,036)	(43,148)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(22,017)	25,988	(112)	16,267
Class I:
Proceeds from Shares Issued	—	—	69	27
Reinvestment of Dividends and Distributions	—	—	—	—
Cost of Shares Redeemed	—	—	(64)	(6)
Increase in Net Assets Derived from Class I Transactions	—	—	5	21
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(22,017)	25,988	(107)	16,288
Net Decrease in Net Assets	(56,056)	(98,425)	(15,915)	(24,696)
Net Assets:
Beginning of Year	318,520	416,945	106,011	130,707
End of Year	$262,464	$318,520	$90,096	$106,011
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Year End	$88	$401	$140	$19
(1)	See Note 6 in Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

142	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Mid-Cap Fund		U.S. Managed Volatility Fund
2009	2008	2009	2008

$942	$979	$5,514	$4,474
(46,851)	(17,204)	(111,935)	(5,317)
—	—	—	—
39,752	(29,247)	53,205	(67,825)
—	—	—	—
(6,157)	(45,472)	(53,216)	(68,668)

(1,063)	(847)	(5,650)	(4,113)
(1)	—	—	—

—	(16,926)	—	(22,450)
—	(18)	—	—
(1,064)	(17,791)	(5,650)	(26,563)

74,360	88,803	356,268	231,699
896	16,367	5,326	25,758
(74,607)	(98,735)	(380,409)	(289,416)
649	6,435	(18,815)	(31,959)

311	222	14	7
1	18	—	—
(155)	(138)	(3)	(2)
157	102	11	5
806	6,537	(18,804)	(31,954)
(6,415)	(56,726)	(77,670)	(127,185)

126,561	183,287	458,674	585,859
$120,146	$126,561	$381,004	$458,674
$187	$236	$1,155	$1,257

SEI Institutional Managed Trust / Annual Report / September 30, 2009	143

Statements of Changes in Net Assets ($ Thousands)

For the years or period ended September 30,

	Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund(2)		Real Estate Fund
	2009	2008	2009	2008	2009	2008
Operations:
Net Investment Income	$3,008	$2,888	$2,270	$744	$3,521	$2,132
Net Realized Gain (Loss) from Investments, Affiliated Investments, Futures Contracts, Written Options, Written Swaptions and Swap Contracts	(47,360)	(14,924)	(19,058)	(3,631)	(110,434)	(4,335)
Net Realized Gain (loss) on Foreign Currency Transactions	(11,869)	(6,086)	—	—	84	(12)
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments, Futures Contracts, Written Options, Written Swaptions and Swap Contracts	30,162	(25,814)	20,265	(3,381)	44,829	(43,076)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(2,353)	1,989	—	—	2	(2)
Net Increase (Decrease) in Net Assets from Operations	(28,412)	(41,947)	3,477	(6,268)	(61,998)	(45,293)
Dividends and Distributions From:
Net Investment Income:
Class A	—	(4,301)	(2,063)	(375)	(6,052)	(5,783)
Class I	—	—	—	—	(1)	—
Class Y	—	—	—	—	—	—
Net Capital Gains:
Class A	—	(3,779)	—	—	—	(15,877)
Class I	—	—	—	—	—	(1)
Return of Capital
Class A	—	—	—	—	(37)	—
Class I	—	—	—	—	—	—
Total Dividends and Distributions	—	(8,080)	(2,063)	(375)	(6,090)	(21,661)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	238,774	116,518	191,230	122,400	264,480	194,132
Reinvestment of Dividends and Distributions	—	7,898	1,758	331	5,834	20,844
Cost of Shares Redeemed	(200,745)	(145,982)	(118,660)	(19,565)	(232,334)	(141,657)
Increase (Decrease) in Net Assets Derived from Class A Transactions	38,029	(21,566)	74,328	103,166	37,980	73,319
Class I:
Proceeds from Shares Issued	21	21	—	—	87	30
Reinvestment of Dividends and Distributions	—	—	—	—	1	1
Cost of Shares Redeemed	(14)	(11)	—	—	(4)	(3)
Increase (Decrease) in Net Assets Derived from Class I Transactions	7	10	—	—	84	28
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	38,036	(21,556)	74,328	103,166	38,064	73,347
Net Increase (Decrease) in Net Assets	9,624	(71,583)	75,742	96,523	(30,024)	6,393
Net Assets:
Beginning of Year/Period	204,166	275,749	96,523	—	251,384	244,991
End of Year/Period	$213,790	$204,166	$172,265	$96,523	$221,360	$251,384
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Period End	$(12,964)	$(4,095)	$591	$369	$2,615	$3,186
(1)	See Note 6 in Notes to Financial Statements for additional information.
(2)	Commenced operations on December 20, 2007.
(3)	Commenced operations on July 2, 2009.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

144	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Enhanced Income Fund		Core Fixed Income Fund		U.S. Fixed Income Fund(3)	High Yield Bond Fund		Real Return Fund(3)
2009	2008	2009	2008	2009	2009	2008	2009

$9,863	$23,833	$149,672	$219,736	$4,579	$107,446	$108,507	$664
(64,915)	(28,773)	(75,201)	8,749	2,009	(158,689)	(55,543)	22
(2,170)	(4,725)	10,277	(2,437)	—	—	—	—
25,876	(49,878)	197,739	(353,817)	14,725	201,560	(206,556)	759
1,024	1,116	(4,211)	4,541	—	—	—	—
(30,322)	(58,427)	278,276	(123,228)	21,313	150,317	(153,592)	1,445

(7,069)	(27,074)	(153,233)	(217,442)	(4,508)	(99,645)	(108,737)	—
—	(1)	(541)	(432)	—	(8)	(3)	—
—		—		—	—	—	—

—	—	—	—	—	(11,445)	(15,203)	—
—		—		—	(1)	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(7,069)	(27,075)	(153,774)	(217,874)	(4,508)	(111,099)	(123,943)	—

173,449	208,486	1,276,299	968,244	711,444	975,088	559,747	86,333
6,549	26,019	143,816	205,900	4,323	99,105	116,295	—
(223,654)	(455,141)	(2,779,389)	(1,747,665)	(54,849)	(899,807)	(569,749)	(4,210)
(43,656)	(220,636)	(1,359,274)	(573,521)	660,918	174,386	106,293	82,123

28	11	8,717	6,623	—	158	77	—
—	—	420	419	—	8	3	—
—	(4)	(4,684)	(11,215)	—	(32)	(25)	—
28	7	4,453	(4,173)	—	134	55	—
(43,628)	(220,629)	(1,354,821)	(577,694)	660,918	174,520	106,348	82,123
(81,019)	(306,131)	(1,230,319)	(918,796)	677,723	213,738	(171,187)	83,568

314,811	620,942	3,694,723	4,613,519	—	1,076,426	1,247,613	—
$233,792	$314,811	$2,464,404	$3,694,723	$677,723	$1,290,164	$1,076,426	$83,568
$2,316	$1,684	$(3,504)	$(8,518)	$3	$3,195	$(15,209)	$665

SEI Institutional Managed Trust / Annual Report / September 30, 2009	145

Financial Highlights

For the years or period ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Value Fund
Class A
2009	$15.79	$0.30		$(1.92)	$(1.62)	$(0.34)		$—	$(0.34)	$13.83	(9.88)%	$1,843,530	0.89%		0.90%		0.99%	2.51%	69%
2008	23.97	0.40		(6.10)	(5.70)	(0.41)		(2.07)	(2.48)	15.79	(25.95)	2,381,011	0.88		0.88		0.97	2.09	53
2007	23.54	0.41		2.69	3.10	(0.41)		(2.26)	(2.67)	23.97	13.91	3,616,120	0.86		0.86		0.97	1.74	36
2006	22.45	0.37		2.41	2.78	(0.37)		(1.32)	(1.69)	23.54	13.42	3,762,101	0.86		0.87		0.97	1.67	58
2005	19.80	0.35		2.76	3.11	(0.34)		(0.12)	(0.46)	22.45	15.87	4,230,717	0.86		0.86		0.97	1.63	44
Class I
2009	$15.78	$0.26		$(1.90)	$(1.64)	$(0.31)		$—	$(0.31)	$13.83	(10.05)%	$11,433	1.11%		1.12%		1.24%	2.19%	69%
2008	23.95	0.36		(6.11)	(5.75)	(0.35)		(2.07)	(2.42)	15.78	(26.13)	10,861	1.11		1.11		1.22	1.85	53
2007	23.52	0.35		2.69	3.04	(0.35)		(2.26)	(2.61)	23.95	13.64	29,072	1.11		1.11		1.22	1.49	36
2006	22.43	0.31		2.42	2.73	(0.32)		(1.32)	(1.64)	23.52	13.16	31,308	1.11		1.12		1.22	1.40	58
2005	19.78	0.29		2.77	3.06	(0.29)		(0.12)	(0.41)	22.43	15.61	24,735	1.11		1.11		1.22	1.37	44
Large Cap Growth Fund
Class A
2009	$18.39	$0.11		$(0.77)	$(0.66)	$(0.11)		$—	$(0.11)	$17.62	(3.47)%	$2,034,096	0.89%		0.90%		1.04%	0.74%	96%
2008	23.74	0.08		(5.35)	(5.27)	(0.08)		—	(0.08)	18.39	(22.26)	2,472,052	0.88		0.88		1.02	0.37	78
2007	19.95	0.06		3.78	3.84	(0.05)		—	(0.05)	23.74	19.26	3,622,963	0.86		0.86		1.02	0.26	55
2006	19.23	0.04		0.71	0.75	(0.03)		—	(0.03)	19.95	3.92	3,387,749	0.86		0.87		1.02	0.18	89
2005	17.13	0.09		2.09	2.18	(0.08)		—	(0.08)	19.23	12.75	4,004,347	0.86		0.86		1.02	0.47	52
Class I
2009	$18.20	$0.07		$(0.76)	$(0.69)	$(0.07)		$—	$(0.07)	$17.44	(3.69)%	$9,153	1.11%		1.12%		1.29%	0.51%	96%
2008	23.48	0.03		(5.29)	(5.26)	(0.02)		—	(0.02)	18.20	(22.43)	7,695	1.11		1.11		1.27	0.13	78
2007	19.75	—	*	3.73	3.73	—	*	—	—	23.48	18.91	25,196	1.11		1.11		1.27	0.01	55
2006	19.04	(0.01)		0.72	0.71	—		—	—	19.75	3.73	27,780	1.11		1.12		1.27	(0.07)	89
2005	17.00	0.04		2.07	2.11	(0.07)		—	(0.07)	19.04	12.42	29,689	1.11		1.11		1.27	0.22	52
Tax-Managed Large Cap Fund
Class A
2009	$11.08	$0.13		$(0.87)	$(0.74)	$(0.15)		$—	$(0.15)	$10.19	(6.44)%	$1,596,020	0.89%		0.90%		1.04%	1.54%	67%
2008	14.70	0.15		(3.62)	(3.47)	(0.15)		—	(0.15)	11.08	(23.76)	2,148,949	0.88		0.88		1.02	1.13	61
2007	12.68	0.14		2.01	2.15	(0.13)		—	(0.13)	14.70	17.05	2,892,866	0.86		0.86		1.02	1.02	44
2006	11.78	0.11		0.90	1.01	(0.11)		—	(0.11)	12.68	8.58	2,373,507	0.86		0.87		1.02	0.91	65
2005	10.41	0.12		1.37	1.49	(0.12)		—	(0.12)	11.78	14.40	2,172,885	0.86		0.86		1.02	1.08	31
Class Y
2009	$11.24	$0.16		$(0.88)	$(0.72)	$(0.15)		$—	$(0.15)	$10.37	(6.12)%	$3,094	0.56%		0.57%		0.74%	1.85%	67%
2008	14.87	0.19		(3.66)	(3.47)	(0.16)		—	(0.16)	11.24	(23.52)	3,220	0.56		0.56		0.72	1.44	61
2007	12.79	0.18		2.04	2.22	(0.14)		—	(0.14)	14.87	17.43	4,711	0.56		0.56		0.72	1.32	44
2006	11.86	0.15		0.89	1.04	(0.11)		—	(0.11)	12.79	8.83	4,558	0.56		0.57		0.72	1.21	65
2005	10.45	0.16		1.38	1.54	(0.13)		—	(0.13)	11.86	14.78	5,067	0.56		0.56		0.72	1.39	31
Large Cap Diversified Alpha Fund
Class A
2009	$8.23	$0.08		$(1.04)	$(0.96)	$(0.09	)(21)	$—	$(0.09)	$7.18	(11.51)%	$1,101,994	1.02	%(18)	1.02	%(18)	1.11%	1.25%	182%
2008	11.78	0.13		(3.11)	(2.98)	(0.13)		(0.44)	(0.57)	8.23	(26.42)	1,250,304	1.35	(15)	1.35	(15)	1.41	1.17	93
2007	10.38	0.14		1.47	1.61	(0.13)		(0.08)	(0.21)	11.78	15.64	1,654,324	1.21	(10)	1.21	(10)	1.29	1.25	84
2006(2)	10.00	0.10		0.34	0.44	(0.06)		—	(0.06)	10.38	4.44	1,082,101	1.09	‡	1.09	‡	1.16	1.18	72
Class I
2009	$8.22	$0.06		$(1.04)	$(0.98)	$(0.07	)(21)	$—	$(0.07)	$7.17	(11.69)%	$527	1.26	%(18)	1.26	%(18)	1.35%	0.94%	182%
2008	11.78	0.09		(3.11)	(3.02)	(0.10)		(0.44)	(0.54)	8.22	(26.70)	400	1.60	(15)	1.60	(15)	1.66	0.92	93
2007	10.38	0.11		1.48	1.59	(0.11)		(0.08)	(0.19)	11.78	15.42	517	1.46	(10)	1.46	(10)	1.54	0.99	84
2006(3)	10.28	0.01		0.09	0.10	—		—	—	10.38	0.97	21	1.08	‡	1.08	‡	1.15	1.12	72

146	SEI Institutional Managed Trust / Annual Report / September 30, 2009

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund
Class A
2009	$32.43	$0.57	$(3.12)	$(2.55)	$(0.61)	$(0.26)	$(0.87)	$29.01	(7.33)%	$451,069	0.43%		0.43%		0.55%	2.31%	29%
2008	44.71	0.68	(10.10)	(9.42)	(0.70)	(2.16)	(2.86)	32.43	(22.30)	462,947	0.41		0.41		0.53	1.77	27
2007(4)	41.45	0.34	3.09	3.43	(0.17)	—	(0.17)	44.71	8.28	650,792	0.40		0.40		0.43	1.55	2
2007(5)	38.38	0.63	3.70	4.33	(0.68)	(0.58)	(1.26)	41.45	11.38	621,898	0.40		0.40		0.43	1.59	6
2006(5)	36.21	0.56	3.47	4.03	(0.54)	(1.32)	(1.86)	38.38	11.32	614,246	0.40		0.40		0.43	1.49	18
2005(5)	34.66	0.59	1.57	2.16	(0.58)	(0.03)	(0.61)	36.21	6.25	655,378	0.40		0.40		0.43	1.67	11
Class E
2009	$32.54	$0.61	$(3.12)	$(2.51)	$(0.65)	$(0.26)	$(0.91)	$29.12	(7.16)%	$855,876	0.25%		0.25%		0.30%	2.44%	29%
2008	44.85	0.75	(10.14)	(9.39)	(0.76)	(2.16)	(2.92)	32.54	(22.19)	805,606	0.25		0.25		0.53	1.95	27
2007(4)	41.57	0.30	3.17	3.47	(0.19)	—	(0.19)	44.85	8.34	1,072,141	0.25		0.25		0.53	1.70	2
2007(5)	38.48	0.69	3.72	4.41	(0.74)	(0.58)	(1.32)	41.57	11.57	1,127,189	0.25		0.25		0.53	1.74	6
2006(5)	36.31	0.62	3.48	4.10	(0.61)	(1.32)	(1.93)	38.48	11.49	1,684,857	0.25		0.25		0.53	1.65	18
2005(5)	34.76	0.66	1.55	2.21	(0.63)	(0.03)	(0.66)	36.31	6.39	1,307,631	0.25		0.25		0.53	1.86	11
Class I
2009	$32.47	$0.51	$(3.12)	$(2.61)	$(0.53)	$(0.26)	$(0.79)	$29.07	(7.53)%	$8,566	0.65%		0.65%		0.80%	2.07%	29%
2008	44.74	0.60	(10.12)	(9.52)	(0.59)	(2.16)	(2.75)	32.47	(22.49)	5,498	0.65		0.65		0.78	1.53	27
2007(4)	41.51	0.28	3.09	3.37	(0.14)	—	(0.14)	44.74	8.12	13,233	0.65		0.65		0.78	1.29	2
2007(5)	38.43	0.53	3.71	4.24	(0.58)	(0.58)	(1.16)	41.51	11.12	14,346	0.65		0.65		0.78	1.34	6
2006(5)	36.26	0.47	3.46	3.93	(0.44)	(1.32)	(1.76)	38.43	11.02	13,144	0.65		0.65		0.78	1.25	18
2005(5)	34.72	0.51	1.56	2.07	(0.50)	(0.03)	(0.53)	36.26	5.97	11,452	0.65		0.65		0.78	1.44	11
Small Cap Value Fund
Class A
2009	$15.38	$0.11	$(1.62)	$(1.51)	$(0.13)	$(0.08)	$(0.21)	$13.66	(9.31)%	$638,341	1.14%		1.16%		1.29%	1.03%	110%
2008	21.26	0.09	(3.22)	(3.13)	(0.07)	(2.68)	(2.75)	15.38	(16.02)	846,492	1.13		1.15		1.28	0.55	91
2007	21.28	0.04	2.23	2.27	(0.14)	(2.15)	(2.29)	21.26	10.70	1,122,027	1.11		1.13		1.27	0.19	86
2006	21.58	0.05	1.97	2.02	(0.06)	(2.26)	(2.32)	21.28	10.34	1,160,178	1.11		1.13		1.27	0.31	72
2005	20.74	0.06	4.02	4.08	(0.05)	(3.19)	(3.24)	21.58	21.21	1,066,189	1.11		1.11		1.27	0.27	71
Class I
2009	$15.29	$0.08	$(1.62)	$(1.54)	$(0.11)	$(0.08)	$(0.19)	$13.56	(9.59)%	$7,389	1.36%		1.38%		1.54%	0.77%	110%
2008	21.17	0.05	(3.21)	(3.16)	(0.04)	(2.68)	(2.72)	15.29	(16.21)	8,395	1.36		1.39		1.53	0.31	91
2007	21.21	(0.01)	2.21	2.20	(0.09)	(2.15)	(2.24)	21.17	10.41	14,089	1.36		1.38		1.52	(0.04)	86
2006	21.52	—	1.98	1.98	(0.03)	(2.26)	(2.29)	21.21	10.11	14,293	1.36		1.38		1.52	0.06	72
2005	20.71	(0.01)	4.03	4.02	(0.02)	(3.19)	(3.21)	21.52	20.88	12,713	1.36		1.36		1.52	(0.03)	71
Small Cap Growth Fund
Class A
2009	$13.98	$0.02	$(1.04)	$(1.02)	$— *	$—	$—	$12.96	(7.27)%	$478,405	1.11%		1.12%		1.29%	0.17%	163%
2008	21.91	0.01	(6.22)	(6.21)	(0.01)	(1.71)	(1.72)	13.98	(30.36)	638,257	1.11		1.12		1.28	0.04	124
2007	18.56	(0.09)	3.44	3.35	—	—	—	21.91	18.05	1,154,000	1.11		1.13		1.27	(0.43)	135
2006	17.86	(0.07)	0.77	0.70	—	—	—	18.56	3.92	1,111,329	1.11		1.13		1.27	(0.40)	99
2005	15.14	(0.10)	2.82	2.72	—	—	—	17.86	17.97	1,058,413	1.11		1.11		1.27	(0.60)	116
Class I
2009	$13.71	$(0.02)	$(1.01)	$(1.03)	$—	$—	$—	$12.68	(7.51)%	$3,975	1.36%		1.37%		1.55%	(0.17)%	163%
2008	21.57	(0.03)	(6.12)	(6.15)	—	(1.71)	(1.71)	13.71	(30.57)	3,368	1.36		1.37		1.53	(0.19)	124
2007	18.32	(0.14)	3.39	3.25	—	—	—	21.57	17.74	9,323	1.36		1.38		1.52	(0.67)	135
2006	17.67	(0.12)	0.77	0.65	—	—	—	18.32	3.68	11,910	1.36		1.38		1.52	(0.65)	99
2005	15.02	(0.14)	2.79	2.65	—	—	—	17.67	17.64	11,077	1.36		1.36		1.52	(0.85)	116
Tax-Managed Small Cap Fund
Class A
2009	$10.16	$0.04	$(0.73)	$(0.69)	$(0.05)	$—	$(0.05)	$9.42	(6.62)%	$262,464	1.11%		1.15%		1.30%	0.50%	136%
2008	14.14	0.05	(3.19)	(3.14)	(0.04)	(0.80)	(0.84)	10.16	(23.34)	318,520	1.11		1.13		1.28	0.41	96
2007	13.10	0.04	2.00	2.04	(0.06)	(0.94)	(1.00)	14.14	16.00	416,945	1.11		1.14		1.27	0.31	72
2006	13.13	0.01	0.68	0.69	—	(0.72)	(0.72)	13.10	5.50	314,333	1.11		1.14		1.27	0.09	73
2005	11.63	(0.02)	2.36	2.34	—	(0.84)	(0.84)	13.13	20.80	269,519	1.11		1.11		1.27	(0.17)	99
Small/Mid Cap Diversified Alpha Fund
Class A
2009	$7.23	$0.03	$(1.13)	$(1.10)	$(0.03)	$—	$(0.03)	$6.10	(15.05)%	$90,063	1.26	%(19)	1.26	%(19)	1.46%	0.63%	213%
2008	10.10	0.06	(2.83)	(2.77)	(0.10)	—	(0.10)	7.23	(27.63)	105,993	1.42	(6)	1.42	(6)	1.62	0.75	170
2007(9)	10.00	0.10	0.07 ††	0.17	(0.07)	—	(0.07)	10.10	1.71	130,707	1.29	(11)	1.29	(11)	1.50	1.25	112
Class I
2009	$7.23	$0.01	$(1.13)	$(1.12)	$(0.03)	$—	$(0.03)	$6.08	(15.40)%	$33	1.50	%(19)	1.51	%(19)	1.71%	0.18%	213%
2008(14)	10.28	0.03	(2.99)	(2.96)	(0.09)	—	(0.09)	7.23	(28.98)	18	1.67	(6)	1.67	(6)	1.71	0.37	170

SEI Institutional Managed Trust / Annual Report / September 30, 2009	147

Financial Highlights

For the years or period ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Mid-Cap Fund
Class A
2009	$14.87	$0.11	$(0.94)	$(0.83)	$(0.12)		$—	$(0.12)	$13.92	(5.34)%	$119,872	1.02%		1.02%		1.04%	0.95%	143%
2008	22.22	0.11	(5.28)	(5.17)	(0.09)		(2.09)	(2.18)	14.87	(25.45)	126,509	1.02		1.02		1.03	0.58	126
2007	20.40	0.06	3.40	3.46	(0.10)		(1.54)	(1.64)	22.22	17.51	183,287	1.01		1.01		1.02	0.26	176
2006	20.29	0.14	1.49	1.63	(0.12)		(1.40)	(1.52)	20.40	8.50	90,208	1.01		1.01		1.03	0.67	135
2005	17.84	0.06	4.61	4.67	(0.06)		(2.16)	(2.22)	20.29	28.15	71,162	1.01		1.01		1.03	0.30	137
Class I
2009	$14.86	$0.05	$(0.89)	$(0.84)	$(0.10)		$—	$(0.10)	$13.92	(5.47)%	$274	1.26%		1.26%		1.30%	0.48%	143%
2008(14)	22.56	0.06	(5.63)	(5.57)	(0.04)		(2.09)	(2.13)	14.86	(26.82)	52	1.26		1.26		1.27	0.33	126
U.S. Managed Volatility Fund
Class A
2009	$11.25	$0.13	$(1.59)	$(1.46)	$(0.14)		$—	$(0.14)	$9.65	(12.88)%	$380,987	1.00%		1.00%		1.29%	1.56%	126%
2008	13.45	0.10	(1.69)	(1.59)	(0.10)		(0.51)	(0.61)	11.25	(12.38)	458,668	1.00		1.00		1.27	0.85	85
2007	12.02	0.15	1.74	1.89	(0.14)		(0.32)	(0.46)	13.45	16.09	585,858	1.04		1.04		1.27	1.19	112
2006	11.41	0.10	0.75	0.85	(0.09)		(0.15)	(0.24)	12.02	7.64	303,523	1.11		1.11		1.27	0.91	133
2005(7)	10.00	0.10	1.39	1.49	(0.08)		— *	(0.08)	11.41	14.94	160,047	1.11		1.11		1.27	1.03	102
Class I
2009	$11.24	$0.12	$(1.61)	$(1.49)	$(0.12)		$—	$(0.12)	$9.63	(13.17)%	$17	1.25%		1.25%		1.55%	1.38%	126%
2008	13.43	0.09	(1.71)	(1.62)	(0.06)		(0.51)	(0.57)	11.24	(12.58)	6	1.25		1.25		1.57	0.71	85
2007(12)	13.54	0.01	(0.05)	(0.04)	(0.07)		—	(0.07)	13.43	(0.32)	1	1.36		1.36		1.86	0.19	112
Global Managed Volatility Fund
Class A
2009	$9.07	$0.12	$(1.37)	$(1.25)	$—		$—	$—	$7.82	(13.78)%	$213,773	1.13	%(17)	1.13	%(17)	1.35%	1.59%	155%
2008	11.22	0.12	(1.92)	(1.80)	(0.18)		(0.17)	(0.35)	9.07	(16.60)	204,156	1.11		1.11		1.31	1.24	113
2007	10.37	0.17	0.85	1.02	(0.11)		(0.06)	(0.17)	11.22	9.88	275,748	1.11		1.11		1.32	1.56	119
2006(8)	10.00	0.02	0.35	0.37	—		—	—	10.37	3.70	94,951	1.10		1.10		1.30	1.22	13
Class I
2009	$9.02	$0.11	$(1.37)	$(1.26)	$—		$—	$—	$7.76	(13.97)%	$17	1.38	%(17)	1.38	%(17)	1.62%	1.56%	155%
2008	11.20	0.14	(1.97)	(1.83)	(0.18)		(0.17)	(0.35)	9.02	(16.86)	10	1.36		1.36		1.56	1.49	113
2007(12)	11.45	0.01	(0.26)	(0.25)	—		—	—	11.20	(2.18)	1	1.36		1.36		2.26	0.23	119
Tax-Managed Managed Volatility Fund
Class A
2009	$9.02	$0.12	$(0.88)	$(0.76)	$(0.12)		$—	$(0.12)	$8.14	(8.28)%	$172,265	1.00%		1.00%		1.29%	1.69%	94%
2008(13)	10.00	0.10	(1.02)	(0.92)	(0.06)		—	(0.06)	9.02	(9.24)	96,523	1.00		1.00		1.29	1.43	65
Real Estate Fund
Class A
2009	$13.73	$0.16	$(4.18)	$(4.02)	$(0.29	)(20)	$—	$(0.29)	$9.42	(28.69)%	$221,228	1.14%		1.15%		1.29%	2.08%	97%
2008	18.20	0.13	(3.11)	(2.98)	(0.38)		(1.11)	(1.49)	13.73	(17.15)	251,359	1.13		1.13		1.27	0.86	52
2007	18.43	0.30	0.76	1.06	(0.36)		(0.93)	(1.29)	18.20	5.49	244,991	1.11		1.12		1.27	1.55	84
2006	14.86	0.23	4.15	4.38	(0.36)		(0.45)	(0.81)	18.43	30.44	192,674	1.11		1.12		1.27	1.39	65
2005	11.89	0.27	3.22	3.49	(0.26)		(0.26)	(0.52)	14.86	29.97	96,405	1.11		1.11		1.27	1.95	58
Class I
2009	$13.72	$0.09	$(4.12)	$(4.03)	$(0.28	)(20)	$—	$(0.28)	$9.41	(28.83)%	$132	1.36%		1.37%		1.55%	1.26%	97%
2008(14)	18.55	0.13	(3.49)	(3.36)	(0.36)		(1.11)	(1.47)	13.72	(18.89)	25	1.36		1.36		1.52	0.86	52
Enhanced Income Fund
Class A
2009	$8.21	$0.29	$(1.09)	$(0.80)	$(0.20)		$—	$(0.20)	$7.21	(9.56)%	$233,747	0.60%		0.60%		1.06%	4.30%	132%
2008	9.92	0.49	(1.68)	(1.19)	(0.52)		—	(0.52)	8.21	(12.42)	314,795	0.60		0.60		1.04	5.40	42
2007	10.11	0.57	(0.27)	0.30	(0.49)		—	(0.49)	9.92	2.96	620,931	0.60		0.60		1.03	5.67	43
2006(8)	10.00	0.10	0.01	0.11	—		—	—	10.11	1.10	235,981	0.60		0.60		1.10	5.54	70
Class I
2009	$8.20	$0.25	$(1.06)	$(0.81)	$(0.19)		$—	$(0.19)	$7.20	(9.79)%	$45	0.85%		0.85%		1.31%	3.73%	132%
2008	9.91	0.43	(1.63)	(1.20)	(0.51)		—	(0.51)	8.20	(12.61)	16	0.85		0.85		1.29	4.82	42
2007(12)	10.25	0.15	(0.35)	(0.20)	(0.14)		—	(0.14)	9.91	(2.01)	11	1.09		1.09		1.56	5.78	43

148	SEI Institutional Managed Trust / Annual Report / September 30, 2009

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
Class A
2009	$9.37	$0.50	$0.62	$1.12	$(0.51)	$—	$(0.51)	$9.98	12.55%	$2,450,746	0.67%	0.67%	0.86%	5.42%	329%
2008	10.19	0.51	(0.82)	(0.31)	(0.51)	—	(0.51)	9.37	(3.25)	3,686,633	0.66	0.66	0.84	5.12	335
2007	10.29	0.50	(0.10)	0.40	(0.50)	—	(0.50)	10.19	4.00	4,600,629	0.64	0.64	0.84	4.89	413
2006	10.44	0.47	(0.11)	0.36	(0.48)	(0.03)	(0.51)	10.29	3.60	4,293,309	0.63	0.63	0.84	4.62	478
2005	10.65	0.40	(0.11)	0.29	(0.41)	(0.09)	(0.50)	10.44	2.83	4,094,011	0.61	0.61	0.84	3.83	557
Class I
2009	$9.36	$0.48	$0.62	$1.10	$(0.49)	$—	$(0.49)	$9.97	12.32%	$13,658	0.89%	0.89%	1.11%	5.21%	329%
2008	10.19	0.49	(0.84)	(0.35)	(0.48)	—	(0.48)	9.36	(3.58)	8,090	0.90	0.90	1.09	4.87	335
2007	10.29	0.41	(0.03)	0.38	(0.48)	—	(0.48)	10.19	3.74	12,890	0.89	0.89	1.09	3.96	413
2006	10.43	0.45	(0.11)	0.34	(0.45)	(0.03)	(0.48)	10.29	3.44	14,035	0.88	0.88	1.09	4.37	478
2005	10.65	0.38	(0.12)	0.26	(0.39)	(0.09)	(0.48)	10.43	2.48	12,979	0.86	0.86	1.09	3.60	557
U.S. Fixed Income Fund
Class A
2009(16)	$10.00	$0.08	$0.27	$0.35	$(0.07)	$—	$(0.07)	$10.28	3.55%	$677,723	0.66%	0.66%	0.87%	3.23%	51%
High Yield Bond Fund
Class A
2009	$6.57	$0.60	$(0.02)	$0.58	$(0.56)	$(0.07)	$(0.63)	$6.52	11.88%	$1,289,964	0.89%	0.89%	1.15%	11.03%	98%
2008	8.26	0.66	(1.60)	(0.94)	(0.66)	(0.09)	(0.75)	6.57	(12.09)	1,076,379	0.88	0.88	1.13	8.73	69
2007	8.38	0.67	(0.11)	0.56	(0.68)	—	(0.68)	8.26	6.72	1,247,613	0.86	0.86	1.12	7.89	91
2006	8.50	0.65	(0.12)	0.53	(0.65)	—	(0.65)	8.38	6.51	1,068,711	0.86	0.86	1.12	7.69	126
2005	8.58	0.64	(0.08)	0.56	(0.64)	—	(0.64)	8.50	6.71	1,599,921	0.86	0.86	1.12	7.46	132
Class I
2009	$6.58	$0.58	$(0.01)	$0.57	$(0.55)	$(0.07)	$0.62)	$6.53	11.65%	$200	1.11%	1.11%	1.40%	10.45%	98%
2008(14)	8.26	0.66	(1.61)	(0.95)	(0.64)	(0.09)	(0.73)	6.58	(12.20)	47	1.11	1.11	1.38	8.96	69
Real Return Fund
Class A
2009(16)	$10.00	$0.10	$0.09	$0.19	$—	$—	$—	$10.19	1.90%	$83,568	0.45%	0.45%	0.88%	4.11%	23%

†	Returns and turnover rates are for the period indicated and have not been annualized.
††	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
‡	The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.95% and 0.75% for Class A and Class I Shares, respectively.
*	Amount represents less than $0.01.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2)	Commenced operations on December 14, 2005. All ratios for the period have been annualized.
(3)	Commenced operations on September 14, 2006. All ratios for the period have been annualized.
(4)	For the six months ended September 30, 2007. The Fund’s fiscal year end changed from March 31 to September 30. All ratios for the period have been annualized.
(5)	For the year or period ended March 31.
(6)	The expense ratios include dividend expense and interest expense on securities sold short and reverse repurchase agreements. Had these expenses been excluded the ratios would have been 1.20% and 1.45% for Class A and Class I, respectively.
(7)	Commenced operations on October 28, 2004. All ratios for the period have been annualized.
(8)	Commenced operations on July 27, 2006. All ratios for the period have been annualized.
(9)	Commenced operations on December 20, 2006. All ratios for the period have been annualized.
(10)	The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.94% and 1.20% for Class A and Class I Shares, respectively.
(11)	The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 1.17%.
(12)	Commenced operations on June 29, 2007. All ratios for the period have been annualized.
(13)	Commenced operations on December 20, 2007. All ratios for the period have been annualized.
(14)	Commenced operations on October 1, 2007. All ratios for the period have been annualized.
(15)	The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 1.15% and 1.40% for Class A and Class I, respectively.
(16)	Commenced operations on July 2, 2009. All ratios for the period have been annualized.
(17)	The expense ratios include overdraft fees. Had these fees been excluded the ratios would have been 1.11% and 1.36% for Class A and Class I, respectively.
(18)	The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.95% and 1.20% for Class A and Class I, respectively.
(19)	The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 1.20% and 1.45% for Class A and Class I, respectively.
(20)	Includes return of capital of less than $0.01.
(21)	Includes a return of capital of $0.01 and $0.00 for Class A and Class I, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	149

Notes to Financial Statements

September 30, 2009

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 22 Funds: Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond, Real Return and Prime Obligation Funds (each a “Fund,” collectively the “Funds”). The Trust is registered to offer: Class A shares of the Funds; Class E shares of the S&P 500 Fund; Class I shares of the Large Cap Value, Large Cap Growth, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond and Real Return Funds; and Class Y shares of the Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective, policies, and strategies.

The Large Cap and Small Cap Funds commenced operations on October 1, 2009. As of September 30, 2009, the Prime Obligation Fund had not yet commenced operations.

The Large Cap Diversified Alpha and Small/Mid Cap Diversified Alpha Funds have closed effective October 5, 2009. See Note 11 for further details.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Financial Accounting Standards Board (“FASB”) Launches Accounting Standards Codification — The FASB previously issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws were also sources of authoritative GAAP for SEC registrants. The Codification superseded all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification have become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP was not intended to be changed as a result of the FASB’s Codification project, but it has changed the way the guidance is organized and presented. As a result, these changes have had an impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust implemented the Codification as of September 30, 2009.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time

150	SEI Institutional Managed Trust / Annual Report / September 30, 2009

when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with U.S. generally accepted accounting principles, Fair Value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the year ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended September 30, 2009, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — The Large Cap Diversified Alpha, Small/Mid Cap Diversified Alpha, Enhanced Income, Core Fixed Income, U.S. Fixed Income and Real Return Funds may issue reverse repurchase agreements. A reverse repurchase agreement involves the

SEI Institutional Managed Trust / Annual Report / September 30, 2009	151

Notes to Financial Statements (Continued)

September 30, 2009

sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, Large Cap Diversified Alpha, Small/Mid Cap Diversified Alpha, Enhanced Income, Core Fixed Income, U.S. Fixed Income and Real Return Funds’ use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no reverse repurchase agreements outstanding as of September 30, 2009.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — The Small Cap Growth, Global Managed Volatility, Enhanced Income, Core Fixed Income and U.S. Fixed Income Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Core Fixed Income Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Small Cap Growth, Global Managed Volatility, Enhanced Income and Core Fixed Income Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. At the year ended September 30, 2009, the Small Cap Growth Fund and Enhanced Income Fund did not have any forward foreign currency contracts outstanding.

Futures Contracts — All Funds, with the exception of the Real Estate, U.S. Fixed Income, High Yield Bond and Real Return Funds, utilized futures contracts during the year or period ended September 30, 2009. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Options/Swaptions Writing/Purchasing — A Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Core Fixed Income Fund may also invest in financial option/swaption contracts to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received

152	SEI Institutional Managed Trust / Annual Report / September 30, 2009

is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Core Fixed Income Fund had option/swaption contracts as of September 30, 2009 as disclosed in the Fund’s Schedules of Investments.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities.

Securities Sold Short — As consistent with each Fund’s investment objectives, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, a Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions. At September 30, 2009, none of the Funds held any short positions.

Swap Agreements — A Fund’s investments in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio,

including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility

SEI Institutional Managed Trust / Annual Report / September 30, 2009	153

Notes to Financial Statements (Continued)

September 30, 2009

that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details.

Delayed Delivery Transactions — The Core Fixed Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — At September 30, 2009, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at September 30, 2009, were as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Small Cap Value Fund
Verde Realty PIPE	21,100	02/16/07	02/16/07	$696	$445	0.07%

Small Cap Growth Fund
Rentech Warrant	19,400	04/20/07	04/20/07	$—	$8	—%
Titanium Asset Management PIPE	140,900	06/14/07	06/14/07	845	559	0.12
Value Creation	145,600	08/10/06	08/10/06	1,491	12	—

				$2,336	$579	0.12

154	SEI Institutional Managed Trust / Annual Report / September 30, 2009

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Small/Mid Cap Diversified Alpha Fund
Rentech Warrant	1,000	05/30/07	05/30/07	$—	$—	—%
Scorpio Mining PIPE	52,300	05/08/08	05/08/08	52	44	0.05
Thunderbird Resorts PIPE	64,000	11/15/07	11/15/07	206	81	0.09
Thunderbird Resorts PIPE	1,700	02/07/08	02/07/08	15	2	—
Titanium Asset Management PIPE	15,400	02/06/08	02/06/08	90	61	0.07
Value Creation	9,600	04/30/07	04/30/07	87	1	—

				$450	$189	0.21%

Real Estate Fund
Verde Realty PIPE	21,400	02/16/07	02/16/07	$706	$451	0.20%

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate and Enhanced Income Funds; are declared and paid annually for the Global Managed Volatility and Real Return Funds; and declared daily and paid monthly for the Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Investments in REITs — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. A Fund uses these swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	155

Notes to Financial Statements (Continued)

September 30, 2009

As of September 30, 2009, the Core Fixed Income Fund is the buyer (“receiving protection”) on a total notional amount of $70.3 million, and is the seller (“providing protection”) on a total notional amount of $48.0 million,. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$215,246	—	$(29,463,848)	$390,151	$(28,858,451)
Maximum potential amount of future payments	$(4,280,000)	—	$(40,317,500)	$(3,400,000)	$(47,997,500)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-250	—	—	$(7,680,000)	—	—	$(7,680,000)
251-2,500	—	—	—	—	—	—
2,501-4,500	—	—	—	—	$(14,645,000)	$(14,645,000)
4,501-7,000	—	—	—	—	$(15,650,000)	$(15,650,000)
> than 7,000	—	—	—	—	$(10,022,500)	$(10,022,500)
Total	—	—	$(7,680,000)	—	$(40,317,500)	$(47,997,500)

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The fair value of derivative instruments as of September 30, 2009 was as follows:

	Asset Derivatives			Liability Derivatives
	Year ended September 30, 2009 ($ Thousands)			Year ended September 30, 2009 ($ Thousands)
	Statement of Assets and Liabilites Location	Fair Value		Statement of Assets and Liabilites Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global Managed Volatility Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$169		Unrealized loss on forward foreign currency contracts	$1,032
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	99	*	Net Assets — Unrealized depreciation on futures contracts	—

Total Derivatives not accounted for as hedging instruments		$268			$1,032

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$2,904	*	Net Assets — Unrealized depreciation on futures contracts	$604	*
	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	518	†
	Investments, at value	—		Options written, at value	643
	Investments, at value	—		Swaptions written, at value	2,359
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,086	*	Unrealized gain on forward foreign currency contracts	1,003	*
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	1,042	†	Net Assets — Unrealized depreciation on swap contracts	19,575	†

Total Derivatives not accounted for as hedging instruments		$5,032			$24,702

156	SEI Institutional Managed Trust / Annual Report / September 30, 2009

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2009.

Amount of realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands)

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Diversified Alpha Fund
Interest Rate contracts	$—	$—	$(1,699)	$—	$—	$(1,699)
Equity contracts	—	—	(39,206)	—	(7,151)	(46,357)
Credit contracts	—	—	—	—	(22,606)	(22,606)
Total	$—	$—	$(40,905)	$—	$(29,757)	$(70,662)
Small Cap Value Fund
Equity contracts	$—	$—	$(3,133)	$—	$—	$(3,133)
Foreign Exchange contracts	—	—	—	55	—	55
Total	$—	$—	$(3,133)	$55	$—	$(3,078)
Small/Mid Cap Diversified Alpha Fund
Interest Rate contracts	$—	$—	$(51)	$—	$—	$(51)
Equity contracts	—	—	(5,182)	—	—	(5,182)
Credit contracts	—	—	—	—	(4,691)	(4,691)
Total	$—	$—	$(5,233)	$—	$(4,691)	$(9,924)
Global Managed Volatility Fund
Equity contracts	$—	$—	$569	$—	$—	$569
Foreign Exchange contracts	—	—	—	(10,451)	—	(10,451)
Total	$—	$—	$569	$(10,451)	$—	$(9,882)
Enhanced Income Fund
Interest Rate contracts	$—	$—	$(3,469)	$—	$—	$(3,469)
Credit contracts	—	—	—	—	147	147
Foreign Exchange contracts	—	—	—	(2,239)	—	(2,239)
Total	$—	$—	$(3,469)	$(2,239)	$147	$(5,561)
Core Fixed Income Fund
Interest Rate contracts	$7,161	$—	$21,637	$—	$1,911	$30,709
Equity contracts	—	801	—	—	—	801
Credit contracts	—	—	—	—	(16,357)	(16,357)
Foreign Exchange contracts	—	—	—	9,099	—	9,099
Total	$7,161	$801	$21,637	$9,099	$(14,446)	$24,252

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments:	Options	Futures	Forward Currency Contracts	Swaps	Total

Large Cap Diversified Alpha Fund
Interest Rate contracts	$—	$(1,023)	$—	$—	$(1,023)
Equity contracts	—	16,091	—	1,628	17,719
Credit contracts	—	—	—	1,873	1,873
Total	$—	$15,068	$—	$3,501	$18,569
Small/Mid Cap Diversified Alpha Fund
Interest Rate contracts	$—	$80	$—	$—	$80
Equity contracts	—	1,205	—	1,071	2,276
Credit contracts	—	—	—	(190)	(190)
Total	$—	$1,285	$—	$881	$2,166
Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$(2,443)	$—	$(2,443)
Equity contracts	—	187	—	—	187
Total	$—	$187	$(2,443)	$—	$(2,256)
Enhanced Income Fund
Interest rate contracts	$—	$(324)	$—	$(110)	$(434)
Foreign exchange contracts	—	—	1,023	—	1,023
Total	$—	$(324)	$1,023	$(110)	$589

SEI Institutional Managed Trust / Annual Report / September 30, 2009	157

Notes to Financial Statements (Continued)

September 30, 2009

Derivatives Not Accounted for as Hedging Instruments:	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Core Fixed Income Fund
Interest rate contracts	$1,072	$(160)	$(5,637)	$—	$(1,032)	$(5,757)
Credit contracts	—	—	—	—	(17,103)	(17,103)
Equity contracts	—	—	—	—	3,059	3,059
Foreign Exchange contacts	—	—	—	(4,700)	—	(4,700)
Total	$1,072	$(160)	$(5,637)	$(4,700)	$(15,076)	$(24,501)

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Written options transactions entered into during the year ended September 30, 2009 are summarized as follows:

	Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of period	3,071	$2,347
Written	8,859	7,713
Expired	(8,080)	(6,374)
Closing buys	(3,377)	(3,124)
Balance at the end of period	473	$562

Written swaptions transactions entered into during the year ended September 30, 2009 are summarized as follows:

	Core Fixed Income Fund
	Notional Amount (Thousands)	Premium ($ Thousands)
Balance at the beginning of period	33,000	$719
Written	64,020	2,471
Expired	—	—
Closing buys	(33,000)	(719)
Balance at the end of period	64,020	$2,471

At September 30, 2009 the Funds had cash and/or securities at least equal to the value of written options.

5. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for an annual fee of 0.35% of the average daily net assets of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap Class A, Large Cap Diversified Alpha, Small Cap Value, Small Cap Growth, Tax-Managed

Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, High Yield Bond and Real Return Funds; 0.15% of the average daily net assets of the Tax-Managed Large Cap Class Y, 0.22% of the average daily net assets of the S&P 500 Index Fund; and 0.28% of the average daily net assets of the Core Fixed Income and U.S. Fixed Income Funds. The Administrator has agreed voluntarily to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator’s sole discretion.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund, exclusive of short sale expenses and acquired fund fee expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Voluntary Expense Limitations
Large Cap Value Fund, Class A	0.3500%	0.8900%
Large Cap Value Fund, Class I	0.3500	1.1100
Large Cap Growth Fund, Class A	0.4000	0.8900
Large Cap Growth Fund, Class I	0.4000	1.1100
Tax-Managed Large Cap Fund, Class A	0.4000	0.8900
Tax-Managed Large Cap Fund, Class Y	0.4000	0.5600
Large Cap Diversified Alpha Fund, Class A	0.4000	0.9500
Large Cap Diversified Alpha Fund, Class I	0.4000	1.2000
S&P 500 Index Fund, Class A	0.0300	0.4300
S&P 500 Index Fund, Class E	0.0300	0.2500
S&P 500 Index Fund, Class I	0.0300	0.6500
Small Cap Value Fund, Class A	0.6500	1.1400
Small Cap Value Fund, Class I	0.6500	1.3600
Small Cap Growth Fund, Class A	0.6500	1.1100
Small Cap Growth Fund, Class I	0.6500	1.3600
Tax-Managed Small Cap Fund, Class A	0.6500	1.1100
Small/Mid Cap Diversified Alpha Fund, Class A	0.7500	1.2000
Small/Mid Cap Diversified Alpha Fund, Class I	0.7500	1.4500
Mid-Cap Fund, Class A	0.4000	1.0200
Mid-Cap Fund, Class I	0.4000	1.2600
U.S. Managed Volatility Fund, Class A	0.6500	1.0000
U.S. Managed Volatility Fund, Class I	0.6500	1.2500

158	SEI Institutional Managed Trust / Annual Report / September 30, 2009

	Advisory Fees	Voluntary Expense Limitations
Global Managed Volatility Fund, Class A	0.6500%	1.1100%
Global Managed Volatility Fund, Class I	0.6500	1.3600
Tax-Managed Managed Volatility Fund, Class A	0.6500	1.0000
Real Estate Fund, Class A	0.6500	1.1400
Real Estate Fund, Class I	0.6500	1.3600
Enhanced Income Fund, Class A	0.4000	0.6000
Enhanced Income Fund, Class I	0.4000	0.8500
Core Fixed Income Fund, Class A	0.2750	0.6700
Core Fixed Income Fund, Class I	0.2750	0.8900
U.S. Fixed Income, Class A	0.2750	0.6600
High Yield Bond Fund, Class A	0.4875	0.8900
High Yield Bond Fund, Class I	0.4875	1.1100
Real Return, Class A	0.2200	0.4500

As of September 30, 2009, SIMC has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
Large Cap Value Fund
Aronson + Johnson + Ortiz, LP
INTECH Investment Management, LLC
Legg Mason Capital Management Inc.
LSV Asset Management
Large Cap Growth Fund
Delaware Management Company
INTECH Investment Management, LLC
Goldman Sachs Asset Management, L.P.
Legg Mason Capital Management Inc.
Neuberger Berman Management LLC
Quantitative Management Associates LLC
Tax-Managed Large Cap Fund
Aronson + Johnson + Ortiz, LP
Delaware Management Company
Goldman Sachs Asset Management, L.P.
Legg Mason Capital Management Inc.
LSV Asset Management
Neuberger Berman Management LLC
Parametric Portfolio Associates
Quantitative Management Associates LLC
Large Cap Diversified Alpha Fund
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
Declaration Management and Research LLC
Delaware Management Company
INTECH Investment Management, LLC
Legg Mason Capital Management Inc.
Quantitative Management Associates LLC
S&P 500 Index Fund
SSgA Funds Management, Inc.
Small Cap Value Fund
Artisan Partners Limited Partnership
Lee Munder Investments, Ltd.
LSV Asset Management
Martingale Asset Management, L.P.

Investment Sub-Adviser
PanAgora Asset Management, Inc.
Robeco Investment Management, INC.
Wellington Management Company, LLP
Small Cap Growth Fund
AQR Capital Management, LLC
Janus Capital Management, Inc.
Lee Munder Investments, Ltd.
Los Angeles Capital Management and Equity Research Inc.
Oppenheimer Capital LLC
Tax-Managed Small Cap Fund
Lee Munder Investments, Ltd.
Los Angeles Capital Management and Equity Research, Inc.
LSV Asset Management
Parametric Portfolio Associates
Wellington Management Company, LLP
Wells Capital Management, Inc.
Small/Mid Cap Diversified Alpha Fund
Declaration Management and Research LLC
Integrity Asset Management LLC
Los Angeles Capital Management and Equity Research, Inc.
Martingale Asset Management, L.P.
PanAgora Asset Management, Inc.
Wellington Management Company, LLP
Mid-Cap Fund
Martingale Asset Management, L.P.
Quantitative Management Associates LLC
U.S. Managed Volatility Fund
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
Global Managed Volatility Fund
Acadian Asset Management, LLC
Analytic Investors, LLC
Tax-Managed Managed Volatility Fund
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
Parametric Portfolio Associates
Real Estate Fund
Security Capital Research and Management, Inc.
Wellington Management Company, LLP
Enhanced Income Fund
Ares Management LLC
Declaration Management & Research LLC
UBS Global Asset Management (Americas) Inc.
Wellington Management Company, LLP
Core Fixed Income Fund
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
U.S. Fixed Income Fund
J.P. Morgan Investment Management, Inc.
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company*
Western Asset Management Company Limited*

SEI Institutional Managed Trust / Annual Report / September 30, 2009	159

Notes to Financial Statements (Continued)

September 30, 2009

Investment Sub-Adviser
High Yield Bond Fund
Ares Management LLC
Brigade Capital Management, LLC*
Delaware Management Company
Guggenheim Partners, LLC*
J.P. Morgan Investment Management, Inc.
Real Return Fund
Wellington Management Company, LLP

*	Not funded. As of September 30, 2009, this manager has not been allocated assets to manage.

Under the investment sub-advisory agreements, each party receives an annual fee paid by SIMC.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A, Class I and Class Y shares (the “Shareholder Servicing Plans”) under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares, and a shareholder servicing fee of up to 0.15% of average daily net assets attributable to the Class Y shares, will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the year ended September 30, 2009 were as follows ($ Thousands):

Large Cap Value Fund	$235
Large Cap Growth Fund	379
Tax-Managed Large Cap Fund	302
Large Cap Diversified Alpha Fund	168
Small Cap Value Fund	188
Small Cap Growth Fund	402
Tax-Managed Small Cap Fund	243
Small/Mid Cap Diversified Alpha Fund	24
Real Estate Fund	5

$1,946

Under both the Shareholder Servicing Plans and administrative service plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the year ended September 30, 2009, the Distributor retained 100% of the shareholder servicing fees, less the waiver, and 100% of the administration servicing fees.

Certain officers and/or trustees of the Trust are also officers of the Administrator or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

LSV Asset Management (a partially owned subsidiary of SIMC) serves as the sub-adviser to the Large Cap Value, Tax-Managed Large Cap, Small Cap Value and Tax-Managed Small Cap Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the year ended September 30, 2009 were as follows ($ Thousands):

Large Cap Value Fund	$625
Tax-Managed Large Cap Fund	260
Small Cap Value Fund	390
Tax-Managed Small Cap Fund	132

$1,407

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the year ended September 30, 2009, can be found on the Statement of Operations and Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

160	SEI Institutional Managed Trust / Annual Report / September 30, 2009

6. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (000):

	Large Cap Value Fund		Large Cap Growth Fund		Tax-Managed Large Cap Fund		Large Cap Diversified Alpha Fund		S&P 500 Index Fund
	2009	2008	2009	2008	2009	2008	2009	2008	2009	2008
Class A:
Shares Issued	53,643	31,408	45,603	26,830	110,266	39,724	115,689	51,288	17,291	9,729
Shares Issued in Lieu of Cash Distributions	3,739	17,150	865	491	2,568	2,117	2,064	7,606	486	984
Shares Redeemed	(74,868)	(48,667)	(65,464)	(45,519)	(150,117)	(44,699)	(116,320)	(47,337)	(16,504)	(10,992)
Total Class A Transactions	(17,486)	(109)	(18,996)	(18,198)	(37,283)	(2,858)	1,433	11,557	1,273	(279)
Class E:
Shares Issued	—	—	—	—	—	—	—	—	11,627	3,760
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	—	865	1,550
Shares Redeemed	—	—	—	—	—	—	—	—	(7,857)	(4,458)
Total Class I Transactions	—	—	—	—	—	—	—	—	4,635	852
Class I:
Shares Issued	534	258	389	254	—	—	26	6	732	75
Shares Issued in Lieu of Cash Distributions	18	116	2	1	—	—	1	2	11	18
Shares Redeemed	(413)	(900)	(289)	(905)	—	—	(2)	(3)	(617)	(220)
Total Class I Transactions	139	(526)	102	(650)	—	—	25	5	126	(127)
Class Y:
Shares Issued	—	—	—	—	44	14	—	—	—	—
Shares Issued in Lieu of Cash Distributions	—	—	—	—	6	3	—	—	—	—
Shares Redeemed	—	—	—	—	(37)	(48)	—	—	—	—
Total Class Y Transactions	—	—	—	—	13	(31)	—	—	—	—
Increase (Decrease) in Share Transactions	(17,347)	(635)	(18,894)	(18,848)	(37,270)	(2,889)	1,458	11,562	6,034	446

	Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small Cap Fund		Small/Mid Cap Diversified Alpha Fund		Mid-Cap Fund
	2009	2008	2009	2008	2009	2008	2009	2008	2009	2008
Class A:
Shares Issued	25,312	15,531	20,496	10,427	25,443	9,660	17,798	6,741	6,949	4,773
Shares Issued in Lieu of Cash Distributions	1,004	7,807	10	4,398	182	1,848	105	155	81	851
Shares Redeemed	(34,603)	(21,084)	(29,258)	(21,820)	(29,105)	(9,652)	(17,812)	(5,169)	(6,927)	(5,364)
Total Class A Transactions	(8,287)	2,254	(8,752)	(6,995)	(3,480)	1,856	91	1,727	103	260
Class I:
Shares Issued	303	327	236	108	—	—	16	3	33	10
Shares Issued in Lieu of Cash Distributions	11	97	—	31	—	—	—	—	—	1
Shares Redeemed	(318)	(541)	(169)	(325)	—	—	(13)	(1)	(16)	(8)
Total Class I Transactions	(4)	(117)	67	(186)	—	—	3	2	17	3
Increase (Decrease) in Share Transactions	(8,291)	2,137	(8,685)	(7,181)	(3,480)	1,856	94	1,729	120	263

SEI Institutional Managed Trust / Annual Report / September 30, 2009	161

Notes to Financial Statements (Continued)

September 30, 2009

	U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund(2)		Real Estate Fund		Enhanced Income Fund
	2009	2008	2009	2008	2009	2008	2009	2008	2009	2008
Class A:
Shares Issued	42,006	18,890	32,422	11,668	26,871	12,750	36,459	13,153	25,463	22,832
Shares Issued in Lieu of Cash Distributions	604	2,023	—	736	241	36	809	1,356	950	2,805
Shares Redeemed	(43,906)	(23,693)	(27,602)	(14,456)	(16,652)	(2,080)	(32,102)	(9,661)	(32,330)	(49,890)
Total Class A Transactions	(1,296)	(2,780)	4,820	(2,052)	10,460	10,706	5,166	4,848	(5,917)	(24,253)
Class I:
Shares Issued	2	1	3	2	—	—	13	2	4	1
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	—	—	—
Shares Redeemed	—	—	(2)	(1)	—	—	(1)	—	—	—
Total Class I Transactions	2	1	1	1	—	—	12	2	4	1
Increase (Decrease) in Share Transactions	(1,294)	(2,779)	4,821	(2,051)	10,460	10,706	5,178	4,850	(5,913)	(24,252)

	Core Fixed Income Fund		U.S. Fixed Income Fund(1)	High Yield Bond Fund		Real Return Fund(1)
	2009	2008	2009	2009	2008	2009
Class A:
Shares Issued	140,720	96,550	70,927	186,696	72,483	13,379
Shares Issued in Lieu of Cash Distributions	15,730	20,633	424	18,815	15,447	—
Shares Redeemed	(304,425)	(174,884)	(5,410)	(171,534)	(75,185)	(5,179)
Total Class A Transactions	(147,975)	(57,701)	65,941	33,977	12,745	8,200
Class I:
Shares Issued	968	662	—	28	10	—
Shares Issued in Lieu of Cash Distributions	45	42	—	2	—	—
Shares Redeemed	(508)	(1,105)	—	(6)	(3)	—
Total Class I Transactions	505	(401)	—	24	7	—
Increase (Decrease) in Share Transactions	(147,470)	(58,102)	65,941	34,001	12,752	8,200
(1)	Commenced operations on July 2, 2009.
(2)	Commenced operations on December 20, 2007.
Amounts designated as “—” are $0 or have been rounded to $0.

7. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the year or period ended September 30, 2009, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Value Fund
Purchases	$—	$1,152,591	$1,152,591
Sales	—	1,384,359	1,384,359
Large Cap Growth Fund
Purchases	—	1,719,364	1,719,364
Sales	—	2,029,089	2,029,089
Tax-Managed Large Cap Fund
Purchases	—	934,103	934,103
Sales	—	1,225,851	1,225,851
Large Cap Diversified Alpha Fund
Purchases	446,087	1,179,790	1,625,877
Sales	571,164	1,422,618	1,993,782
S&P 500 Index Fund
Purchases	—	435,644	435,644
Sales	—	306,699	306,699
Small Cap Value Fund
Purchases	—	603,250	603,250
Sales	—	732,452	732,452
Small Cap Growth Fund
Purchases	—	681,125	681,125
Sales	—	781,468	781,468
Tax-Managed Small Cap Fund
Purchases	—	291,033	291,033
Sales	—	317,882	317,882

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Small/Mid Cap Diversified Alpha Fund
Purchases	$27,897	$133,840	$161,737
Sales	44,915	146,978	191,893
Mid-Cap Fund
Purchases	—	139,977	139,977
Sales	—	139,317	139,317
U.S. Managed Volatility Fund
Purchases	—	436,945	436,945
Sales	—	464,503	464,503
Global Managed Volatility Fund
Purchases	—	310,777	310,777
Sales	—	278,367	278,367
Tax-Managed Managed Volatility Fund
Purchases	—	192,631	192,631
Sales	—	120,175	120,175
Real Estate Fund
Purchases	—	193,829	193,829
Sales	—	158,687	158,687
Enhanced Income Fund
Purchases	111,382	14,351	125,733
Sales	106,411	22,754	129,165
Core Fixed Income Fund
Purchases	8,656,480	743,638	9,400,118
Sales	9,828,767	1,354,073	11,182,840
U.S. Fixed Income Fund(1)
Purchases	594,355	259,247	853,602
Sales	228,095	34,742	262,837

162	SEI Institutional Managed Trust / Annual Report / September 30, 2009

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
High Yield Bond Fund
Purchases	$514	$936,776	$937,290
Sales	—	772,989	772,989
Real Return Fund(1)
Purchases	88,571	—	88,571
Sales	16,071	—	16,071

(1)	For the period July 2, 2009 through September 30, 2009.

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes, return of capital, investments in swaps, master limited partnerships, municipal bonds, collateralized debt obligations, distribution reclassification, REIT income reclassification, foreign currency transactions, accretion and amortization on defaulted bonds reclassification and net operating losses have been reclassified to/from the following accounts as of September 30, 2009:

	Paid-in- Capital ($ Thousands)	Undistributed Net Investment Income/(Loss) ($ Thousands)	Accumulated Realized Gain/(Loss) ($ Thousands)
Large Cap Value Fund	$—	$439	$(439)
Large Cap Growth Fund	—	117	(117)
Tax-Managed Large Cap Fund	—	237	(237)
Large Cap Diversified Alpha Fund	(2,123)	(1,401)	3,524
S&P 500 Index Fund	—	175	(175)
Small Cap Value Fund	—	971	(971)
Small Cap Growth Fund	(102)	342	(240)
Tax-Managed Small Cap Fund	(3)	122	(119)
Small/Mid Cap Diversified Alpha Fund	—	106	(106)
Mid-Cap Fund	—	73	(73)
U.S. Managed Volatility	—	34	(34)
Global Managed Volatility Fund	66	(11,877)	11,811
Tax-Managed Managed Volatility Fund	—	15	(15)
Real Estate Fund	(37)	1,998	(1,961)
Enhanced Income Fund	—	(2,162)	2,162
Core Fixed Income Fund	43	9,116	(9,159)
U.S. Fixed Income Fund	—	(68)	68
High Yield Bond Fund	—	10,611	(10,611)
Real Return Fund	—	1	(1)

The tax character of dividends and distributions paid during the years or periods ended September 30, 2009 and September 30, 2008 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Value Fund	2009	$47,585	$—	$—	$47,585
	2008	93,371	282,073	—	375,444
Large Cap Growth Fund	2009	13,318	—	—	13,318
	2008	11,663	—	—	11,663
Tax-Managed Large Cap Fund	2009	24,031	—	—	24,031
	2008	30,277	—	—	30,277
Large Cap Diversified Alpha Fund	2009	10,564	—	2,123	12,687
	2008	51,516	30,983	—	82,499
S&P 500 Index Fund	2009	25,778	10,295	—	36,073
	2008	30,514	81,651	—	112,165
Small Cap Value Fund	2009	7,732	3,167	—	10,899
	2008	35,546	106,276	—	141,822
Small Cap Growth Fund	2009	98	—	—	98
	2008	728	86,250	—	86,978
Tax-Managed Small Cap Fund	2009	1,496	—	—	1,496
	2008	4,502	20,515	—	25,017
Small/Mid Cap Diversified Alpha Fund	2009	477	—	—	477
	2008	110	—	1,245	1,355
Mid-Cap Fund	2009	1,064	—	—	1,064
	2008	7,244	10,547	—	17,791
U.S. Managed Volatility Fund	2009	5,650	—	—	5,650
	2008	15,544	11,019	—	26,563
Global Managed Volatility Fund	2009	—	—	—	—
	2008	7,306	774	—	8,080

SEI Institutional Managed Trust / Annual Report / September 30, 2009	163

Notes to Financial Statements (Continued)

September 30, 2009

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Tax-Managed Managed Volatility Fund	2009	$2,063	$—	$—	$2,063
	2008	375	—	—	375
Real Estate Fund	2009	6,053	—	37	6,090
	2008	8,331	11,379	1,951	21,661
Enhanced Income Fund	2009	7,069	—	—	7,069
	2008	27,075	—	—	27,075
Core Fixed Income Fund	2009	153,774	—	—	153,774
	2008	217,874	—	—	217,874
U.S. Fixed Income Fund	2009	4,508	—	—	4,508
High Yield Bond Fund	2009	111,099	—	—	111,099
	2008	123,943	—	—	123,943
Real Return Fund	2009	—	—	—	—

As of September 30, 2009, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Post October Currency Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Value Fund	$7,581	$—	$(61,698)	$(509,105)	$—	$17,774	$—	$(545,448)
Large Cap Growth Fund	2,313	—	(1,089,193)	(394,221)	—	189,585	—	(1,291,516)
Tax-Managed Large Cap Fund	4,009	—	(324,438)	(323,617)	—	104,875	—	(539,171)
Large Cap Diversified Alpha Fund	—	—	(211,802)	(305,934)	—	13,015	—	(504,721)
S&P 500 Index Fund	5,815	—	(5,841)	(37,225)	—	460,292	—	423,041
Small Cap Value Fund	1,782	—	(59,890)	(141,408)	—	8,099	11	(191,406)
Small Cap Growth Fund	—	—	(119,606)	(222,945)	—	45,864	(130)	(296,817)
Tax-Managed Small Cap Fund	101	—	(24,197)	(70,772)	—	25,591	11	(69,266)
Small/Mid Cap Diversified Alpha Fund	272	—	(29,584)	(27,094)	—	2,530	(62)	(53,938)
Mid-Cap Fund	174	—	(21,942)	(38,236)	—	13,501	—	(46,503)
U.S. Managed Volatility Fund	1,155	—	(20,519)	(98,669)	—	29,908	—	(88,125)
Global Managed Volatility Fund	793	—	(27,992)	(36,082)	(14,568)	15,739	863	(61,247)
Tax-Managed Managed Volatility Fund	591	—	(5,025)	(16,629)	—	15,834	—	(5,229)
Real Estate Fund	2,685	—	(93,497)	(8,772)	—	7,929	630	(91,025)
Enhanced Income Fund	2,320	—	(35,788)	(61,350)	—	(40,097)	—	(134,915)
Core Fixed Income Fund	6,610	—	(52,922)	(68,559)	—	(180,436)	(9,227)	(304,534)
U.S. Fixed Income Fund	4,071	—	—	—	—	14,577	(1,843)	16,805
High Yield Bond Fund	14,230	—	(222,302)	(137,848)	—	(73,146)	(11,772)	(430,838)
Real Return Fund	740	—	—	—	—	712	(7)	1,445

Post October losses represent losses realized on investment transactions from November 1, 2008 through September 30, 2009 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2015 ($ Thousands)	Expires 2014 ($ Thousands)	Expires 2013 ($ Thousands)	Expires 2012 ($ Thousands)	Expires 2011 ($ Thousands)	Expires 2010 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands)
Large Cap Value Fund	$61,698	$—	$—	$—	$—	$—	$—	$—	$61,698
Large Cap Growth Fund	64,163	—	—	—	—	7,113	625,971	391,946	1,089,193
Tax-Managed Large Cap Fund	52,635	—	—	—	—	16,066	203,461	52,276	324,438
Large Cap Diversified Alpha Fund	208,313	3,489	—	—	—	—	—	—	211,802
S&P 500 Index Fund	5,841	—	—	—	—	—	—	—	5,841
Small Cap Value Fund	59,890	—	—	—	—	—	—	—	59,890
Small Cap Growth Fund	119,606	—	—	—	—	—	—	—	119,606
Tax-Managed Small Cap Fund	24,197	—	—	—	—	—	—	—	24,197
Small/Mid Cap Diversified Alpha Fund	28,007	1,577	—	—	—	—	—	—	29,584
Mid-Cap Fund	21,639	303	—	—	—	—	—	—	21,942
U.S. Managed Volatility	20,519	—	—	—	—	—	—	—	20,519

164	SEI Institutional Managed Trust / Annual Report / September 30, 2009

	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2015 ($ Thousands)	Expires 2014 ($ Thousands)	Expires 2013 ($ Thousands)	Expires 2012 ($ Thousands)	Expires 2011 ($ Thousands)	Expires 2010 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands)
Global Managed Volatility Fund	$27,992	$—	$—	$—	$—	$—	$—	$—	$27,992
Tax-Managed Managed Volatility Fund	5,025	—	—	—	—	—	—	—	5,025
Real Estate Fund	—	93,497	—	—	—	—	—	—	93,497
Enhanced Income Fund	31,835	3,427	526	—	—	—	—	—	35,788
Core Fixed Income Fund	2,581	—	40,684	9,657	—	—	—	—	52,922
High Yield Bond Fund	63,877	3,037	21,474	8,149	—	—	57,113	68,652	222,302

During the year ended September 30, 2009, none of the Funds utilized capital loss carryforward to offset capital gains.

For Federal income tax purposes, the cost of securities owned at September 30, 2009, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2009, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Value Fund	$2,134,227	$320,288	$(302,514)	$17,774
Large Cap Growth Fund	2,077,544	339,748	(150,163)	189,585
Tax-Managed Large Cap Fund	1,693,441	327,808	(222,933)	104,875
Large Cap Diversified Alpha Fund	1,089,112	117,889	(104,874)	13,015
S&P 500 Index Fund	1,044,496	554,155	(93,863)	460,292
Small Cap Value Fund	733,456	99,587	(91,488)	8,099
Small Cap Growth Fund	487,567	89,537	(43,673)	45,864
Tax-Managed Small Cap Fund	239,145	51,426	(25,835)	25,591
Small/Mid Cap Diversified Alpha Fund	88,335	8,260	(5,649)	2,611
Mid-Cap Fund	123,839	22,486	(8,985)	13,501
U.S. Managed Volatility Fund	348,950	45,236	(15,328)	29,908
Global Managed Volatility Fund	195,406	256,286	(239,742)	16,544
Tax-Managed Managed Volatility Fund	154,335	20,882	(5,048)	15,834
Real Estate Fund	280,389	73,099	(65,170)	7,929
Enhanced Income Fund	283,857	3,604	(43,701)	(40,097)
Core Fixed Income Fund	2,938,485	136,145	(297,970)	(161,825)
U.S. Fixed Income Fund	762,208	15,837	(961)	14,876
High Yield Bond Fund	1,347,178	110,909	(184,055)	(73,146)
Real Return Fund	82,032	763	(51)	712

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2009, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

10. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust’s and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	165

Notes to Financial Statements (Concluded)

September 30, 2009

The market values of the Core Fixed Income U.S. Fixed Income and High Yield Bond Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 30, 2009, the date the financial statements were issued. Based on this evaluation, no adjustments were required to the Financial Statements as of September 30, 2009. However, the following are details relating to a subsequent event that has occurred since September 30, 2009 through November 30, 2009. At a meeting of the Board of Trustees held on August 31, 2009, the Board of Trustees approved the closing and liquidation of the Large Cap Diversified Alpha and Small/Mid Cap Diversified Alpha Funds (the “Funds”) pursuant to a plan of liquidation (the “Plan”) — approved by the Board. The Funds were liquidated in accordance with the Plan on October 5, 2009.

Accounting rules require that financial statements for entities in liquidation, or for which liquidation appears imminent, be prepared on a liquidation basis of accounting. Liquidation basis of accounting requires the Funds to record assets and liabilities at values expected to be achieved in liquidation. A change to the liquidation basis of accounting would not have a material effect on the Funds carrying value of assets and liabilities nor its operations. There were no adjustments necessary to the financial statements, which are prepared on a going-concern basis, to conform to a liquidation basis of accounting.

Based on Managements evaluation, no other adjustments were required to the Financial Statements and no other subsequent events required recognition or disclosure in the Financial Statements as of September 30, 2009 through November 30, 2009.

12. OTHER MATTERS (Unaudited)

Due to volatility in the fixed income and equity markets, the market value of a Fund’s holdings may currently be lower than shown in the Summary Schedules of Investments (“SOI”). The values shown in the SOI’s were the market values as of September 30, 2009 and do not reflect any market events after September 30, 2009.

166	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

SEI Institutional Managed Trust:

We have audited the accompanying statements of assets and liabilities of the SEI Institutional Managed Trust, comprising the Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, Large Cap Diversified Alpha Fund, S&P 500 Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small Cap Fund, Small/Mid Cap Diversified Alpha Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, Tax-Managed Managed Volatility Fund, Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund and Real Return Fund (nineteen of the funds constituting the SEI Institutional Managed Trust, collectively, the “Funds”) as of September 30, 2009, including the schedules of investments or summary schedules of investments, as applicable, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Real Estate Fund, Core Fixed Income Fund and High Yield Bond Fund for the year or period presented through September 30, 2005, were audited by other auditors, whose report dated November 28, 2005 expressed an unqualified opinion thereon. The financial highlights of the S&P 500 Index Fund for the year ended March 31, 2005 were audited by other auditors whose report dated May 31, 2005 expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Institutional Managed Trust as of September 30, 2009, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

As further explained in Note 11, the Large Cap Diversified Alpha Fund and the Small/Mid Cap Diversified Alpha Fund were liquidated subsequent to year end.

Philadelphia, Pennsylvania

November 30, 2009

SEI Institutional Managed Trust / Annual Report / September 30, 2009	167

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of November 21, 2009.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 63 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.	80	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P., and SEI Multi-Strategy Funds plc.
William M. Doran 1701 Market Street Philadelphia, PA 19103 69 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	80	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd.
TRUSTEES
James M. Storey One Freedom Valley Drive, Oaks, PA 19456 78 yrs. old	Trustee	since 1995	Attorney, sole practitioner since 1994. Partner, Dechert Price & Rhoads, September 1987-December 1993.	80	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, and U.S. Charitable Gift Trust.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

168	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	Trustee	since 1996	Self-Employed Consultant, Newfound Consultants Inc. since April 1997.	80

Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P.

Member of the independent review committee for SEI’s Canadian — registered mutual funds.

Rosemarie B. Greco One Freedom Valley Drive Oaks, PA 19456 63 yrs. old	Trustee	since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania since 2003. Founder and Principal, Grecoventures Ltd. from 1999 to 2002.	80	Director, Sonoco, Inc.; Director, Exelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.
Nina Lesavoy One Freedom Valley Drive, Oaks, PA 19456 52 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	80	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive, Oaks, PA 19456 62 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002.	80	Trustee/Director of Ariel Mutual Funds, and SEI Structured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive, Oaks, PA 19456 67 yrs. old	Trustee	since 2007	Private Investor since 1994.	80	Trustee of the Advisors’ Inner Circle Fund, The Advisor’s Inner Circle Fund II, and Bishop Street Funds.
Hubert L. Harris, Jr. One Freedom Valley Drive, Oaks, PA 19456 66 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	80	Director of Colonial BancGroup, Inc. and Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation).
OFFICERS
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 63 yrs. old	President & CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Stephen F. Panner One Freedom Valley Drive, Oaks, PA 19456 39 yrs. old	Controller and Chief Financial Officer	since 2005	Fund Accounting Director of the Administrator since 2005. Fund Administration Manager, Old Mutual Fund Services, 2000-2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000-2004. Assistant Treasurer, Old Mutual Advisors Fund, 2004-2005.	N/A	N/A

SEI Institutional Managed Trust / Annual Report / September 30, 2009	169

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Russell Emery One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolio, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006.	N/A	N/A
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 41 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003.	N/A	N/A
James Ndiaye One Freedom Valley Drive Oaks, PA 19456 41 yrs. old	Vice President and Assistant Secretary	since 2005	Vice President and Assistant Secretary of SIMC since 2005. Vice President, Deutsche Asset Management (2003-2004). Associate, Morgan, Lewis & Bockius LLP (2000-2003).	N/A	N/A
Michael T. Pang One Freedom Valley Drive Oaks, PA 19456 37 yrs. old	Vice President and Assistant Secretary	since 2005	Vice President and Assistant Secretary of SIMC since 2005. Counsel, Caledonian Bank & Trust’s Mutual Funds Group (2004). Counsel, Permal Asset Management (2001-2004).	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 38 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007). Associate at Flaster/Greenberg, P.C. (2000-2004).	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 33 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney Drinker Biddle & Reath, LLP (law firm) May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.	N/A	N/A
John J. McCue One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Vice President	since 2004	Director of Portfolio Implementations for SIMC since 1995. Managing Director of Money Market Investments for SIMC since 2003.	N/A	N/A
Andrew S. Decker One Freedom Valley Drive Oaks, PA 19456 45 yrs. old	Anti-Money Laundering Compliance Officer	since 2008	Compliance Officer and Product Manager, SEI 2005-2008. Vice President, Old Mutual Capital, 2000-2005.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

170	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 4/1/09	Ending Account Value 9/30/09	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,352.30	0.89%	$5.25
Class I Shares	1,000.00	1,351.40	1.11	6.54
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.61	0.89%	$4.51
Class I Shares	1,000.00	1,019.50	1.11	5.62
Large Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,317.30	0.89%	$5.17
Class I Shares	1,000.00	1,315.80	1.11	6.44
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.61	0.89%	$4.51
Class I Shares	1,000.00	1,019.50	1.11	5.62
Tax-Managed Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,354.10	0.89%	$5.25
Class Y Shares	1,000.00	1,356.50	0.56	3.31
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.61	0.89%	$4.51
Class Y Shares	1,000.00	1,022.26	0.56	2.84

	Beginning Account Value 4/1/09	Ending Account Value 9/30/09	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Diversifeid Alpha Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,346.80	0.95%	$5.59
Class I Shares	1,000.00	1,344.00	1.20	7.05
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.31	0.95%	$4.81
Class I Shares	1,000.00	1,019.05	1.20	6.07
S&P 500 Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,340.00	0.43%	$2.52
Class E Shares	1,000.00	1,341.30	0.25	1.47
Class I Shares	1,000.00	1,338.20	0.65	3.81
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.91	0.43%	$2.18
Class E Shares	1,000.00	1,023.82	0.25	1.27
Class I Shares	1,000.00	1,021.81	0.65	3.29

SEI Institutional Managed Trust / Annual Report / September 30, 2009	171

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 4/1/09	Ending Account Value 9/30/09	Annualized Expense Ratios	Expense Paid During Period*
Small Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,492.00	1.14%	$7.12
Class I Shares	1,000.00	1,490.10	1.36	8.49
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.35	1.14%	$5.77
Class I Shares	1,000.00	1,018.25	1.36	6.88
Small Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,443.20	1.11%	$6.80
Class I Shares	1,000.00	1,440.90	1.36	8.32
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.50	1.11%	$5.62
Class I Shares	1,000.00	1,018.25	1.36	6.88
Tax-Managed Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,425.10	1.11%	$6.75
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.50	1.11%	$5.62
Small/Mid Cap Diversified Alpha Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,450.80	1.20%	$7.37
Class I Shares	1,000.00	1,448.60	1.45	8.90
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.05	1.20%	$6.07
Class I Shares	1,000.00	1,017.80	1.45	7.33
Mid-Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,420.90	1.02%	$6.19
Class I Shares	1,000.00	1,419.00	1.26	7.64
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.95	1.02%	$5.16
Class I Shares	1,000.00	1,018.75	1.26	6.38
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,231.60	1.00%	$5.59
Class I Shares	1,000.00	1,228.20	1.25	6.98
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.05	1.00%	$5.06
Class I Shares	1,000.00	1,018.80	1.25	6.33
Global Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,148.30	1.11%	$5.98
Class I Shares	1,000.00	1,146.20	1.36	7.32
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.50	1.11%	$5.62
Class I Shares	1,000.00	1,018.25	1.36	6.88
Tax-Managed Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,231.50	1.00%	$5.59
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.05	1.00	$5.06
Real Estate Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,757.50	1.14%	$7.88
Class I Shares	1,000.00	1,755.60	1.36	9.39
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.35	1.14%	$5.77
Class I Shares	1,000.00	1,018.25	1.36	6.88

	Beginning Account Value 4/1/09	Ending Account Value 9/30/09	Annualized Expense Ratios	Expense Paid During Period*
Enhanced Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,138.50	0.60%	$3.22
Class I Shares	1,000.00	1,136.40	0.85	4.55
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.06	0.60%	$3.04
Class I Shares	1,000.00	1,020.81	0.85	4.31
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,146.70	0.67%	$3.61
Class I Shares	1,000.00	1,144.30	0.89	4.78
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.71	0.67%	$3.40
Class I Shares	1,000.00	1,020.61	0.89	4.51
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,414.60	0.89%	$5.39
Class I Shares	1,000.00	1,412.30	1.11	6.71
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.61	0.89%	$4.51
Class I Shares	1,000.00	1,019.50	1.11	5.62
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).

	Beginning Account Value 7/2/2009(1)	Ending Account Value 9/30/09	Annualized Expense Ratios	Expense Paid During Period
U.S. Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,035.30	0.66%	$1.66	*
Hypothetical 5% Return
Class A Shares	1,000.00	1,021.76	0.66	3.35	**
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,019.00	0.45%	$1.12	*
Hypothetical 5% Return
Class A Shares	1,000.00	1,022.81	0.45	2.28	**
(1)	Commenced operation.
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 90/365 (to reflect the period shown).
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).

172	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission (“SEC”) takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (b) SIMC’s and the Sub-Advisers’ investment management personnel; (c) SIMC’s and the Sub-Advisers’ operations and financial condition; (d) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds’ overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (h) SIMC’s and the Sub-Advisers’ compliance systems; (i) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (j) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds’ performance compared with similar mutual funds.

At the May 19, 2009, June 24-25, 2009 and September 17-18, 2009 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

SEI Institutional Managed Trust / Annual Report / September 30, 2009	173

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and the Sub-Advisers’ personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

174	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Institutional Managed Trust / Annual Report / September 30, 2009	175

Notice to Shareholders (Unaudited)

For shareholders who do not have a September 30, 2009, taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2009, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended September 30, 2009, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	Return of Capital	Total Distributions (Tax Basis)	(C) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)
Large Cap Value Fund	0%	100%	0%	100%	100%
Large Cap Growth Fund	0%	100%	0%	100%	100%
Tax-Managed Large Cap Fund	0%	100%	0%	100%	100%
Large Cap Diversified Alpha Fund	0%	83%	17%	100%	100%
S&P 500 Index Fund	29%	71%	0%	100%	90%
Small Cap Value Fund	29%	71%	0%	100%	79%
Small Cap Growth Fund	0%	100%	0%	100%	100%
Tax-Managed Small Cap Fund	0%	100%	0%	100%	100%
Small/Mid Cap Diversified Alpha Fund	0%	100%	0%	100%	100%
Mid-Cap Fund	0%	100%	0%	100%	100%
U.S. Managed Volatility Fund	0%	100%	0%	100%	100%
Global Managed Volatility Fund(7)	0%	100%	0%	100%	0%
Tax-Managed Managed Volatility	0%	0%	0%	0%	0%
Real Estate Fund(6)	0%	99%	1%	100%	0%
Enhanced Income Fund	0%	100%	0%	100%	0%
Core Fixed Income Fund	0%	100%	0%	100%	0%
U.S. Fixed Income Fund	0%	100%	0%	100%	0%
High Yield Bond Fund	0%	100%	0%	100%	0%
Real Return Fund	0%	0%	0%	0%	0%

Fund	(D) Qualifying Dividend Income (15% Tax Rate for QDI) (2)	(E) U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
Large Cap Value Fund	100%	1%	1%	0%
Large Cap Growth Fund	100%	1%	1%	0%
Tax-Managed Large Cap Fund	100%	1%	1%	0%
Large Cap Diversified Alpha Fund	98%	1%	15%	0%
S&P 500 Index Fund	88%	1%	1%	0%
Small Cap Value Fund	76%	1%	1%	100%
Small Cap Growth Fund	100%	0%	1%	0%
Tax-Managed Small Cap Fund	100%	0%	1%	0%
Small/Mid Cap Diversified Alpha Fund	100%	1%	14%	0%
Mid-Cap Fund	100%	1%	1%	0%
U.S. Managed Volatility Fund	100%	1%	1%	0%
Global Managed Volatility Fund(7)	0%	1%	0%	0%
Tax-Managed Managed Volatility	0%	0%	0%	0%
Real Estate Fund(6)	0%	0%	0%	0%
Enhanced Income Fund	0%	1%	99%	0%
Core Fixed Income Fund	0%	1%	88%	0%
U.S. Fixed Income Fund	0%	10%	70%	0%
High Yield Bond Fund	0%	0%	93%	0%
Real Return Fund	0%	90%	0%	0%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(6)	Information reflects Fund activity based on Fund’s December 31, 2008 tax reporting year.

(7)	The Fund intends pass through a foreign tax credit to shareholders. For fiscal year ended 2009, the total amount of foreign source income is $2,048,558. The total amount of foreign tax paid is $358,948. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

Items (A) and (B) are based on the percentages of each Fund’s total distribution.

Items (C) and (D) are based on the percentage of ordinary income distributions of each Fund.

Item (E) is based on the percentage of gross income of each Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

176	SEI Institutional Managed Trust / Annual Report / September 30, 2009

SEI INSTITUTIONAL MANAGED TRUST ANNUAL REPORT SEPTEMBER 30, 2009

Robert A. Nesher, Chairman

Trustees

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Stephen F. Panner

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

James Ndiaye

Vice President, Assistant Secretary

Michael T. Pang

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Andrew S. Decker

Anti-Money Laundering Compliance Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-087 (9/09)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s board of trustees has determined that the Registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Mrrs. Sullivan and Harris are independent trustees as defined in Form N-CSR Item 3 (a) (2)

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (KPMG) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for fiscal year 2009 and for fiscal year 2008 as follows:

		Fiscal Year 2009			Fiscal Year 2008
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees (1)	$486,000	$0	N/A	$483,000	$0	N/A
(b)	Audit-Related Fees	$0	$0	N/A	$0	$0	N/A
(c)	Tax Fees (2)	$89,100	$0	N/A	$83,000	$0	N/A
(d)	All Other Fees (3)	$244,500	$0	N/A	$248,500	$0	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Review of Federal income tax returns of the Registrant.
(3)	See section (g)(1)

(e)(1)	All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant ‘s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2009	FYE 2008
Audit-Related Fees	0%	0%

Tax Fees	0%	0%

All Other Fees	0%	0%

(f)	Not Applicable.
(g)(1)	The aggregate non-audit fees and services billed by KPMG for the fiscal year 2009 and fiscal year 2008 were $244,500 and $248,500, respectively. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the registrant.
(h)	During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant’s board of trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Items 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, Large Cap Diversified Alpha Fund, S&P 500 Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small Cap Fund, Small/Mid Cap Diversified Alpha Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund and Tax-Managed Managed Volatility Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund and Real Return Fund is included as part of the report to shareholders filed under Item 1 of this form.

Schedule of Investments

Large Cap Value Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.4%

Consumer Discretionary — 8.7%
Abercrombie & Fitch, Cl A (A)	16,200	$533
Aeropostale * (A)	55,800	2,426
Autoliv (A)	108,900	3,659
Autonation * (A)	12,800	231
Barnes & Noble (A)	61,600	1,369
BorgWarner (A)	10,000	303
Brinker International	83,800	1,318
Cablevision Systems, Cl A	53,500	1,271
Carmax * (A)	45,500	951
Carnival	19,200	639
CBS, Cl B	36,800	443
Coach (A)	87,400	2,877
Comcast, Cl A	1,342,900	22,682
DIRECTV Group * (A)	81,000	2,234
Discovery Communications, Cl C *	5,700	148
DISH Network, Cl A *	31,300	603
DR Horton (A)	39,200	447
Expedia * (A)	19,000	455
Foot Locker (A)	142,000	1,697
Ford Motor * (A)	182,400	1,315
Gannett (A)	151,600	1,897
Gap (A)	308,900	6,610
Garmin (A)	52,400	1,978
Genuine Parts	14,200	540
Harley-Davidson (A)	66,600	1,532
Harman International Industries (A)	12,300	417
Hasbro	65,000	1,804
Home Depot (A)	470,600	12,537
International Game Technology	36,900	793
J.C. Penney (A)	58,500	1,974
Jarden	89,600	2,515
Johnson Controls	4,600	118
KB Home (A)	59,800	993
Kohl’s * (A)	18,700	1,067
Lamar Advertising, Cl A * (A)	4,500	123
Las Vegas Sands * (A)	28,300	477
Leggett & Platt	22,700	440
Lennar, Cl A (A)	105,000	1,496
Liberty Global, Cl A * (A)	32,100	725
Liberty Media - Capital, Ser A *	33,100	692
Liberty Media - Entertainment, Cl A *	50,500	1,571
Liberty Media - Interactive, Cl A * (A)	39,200	430
Limited Brands (A)	33,100	562

Description	Shares	Market Value ($ Thousands)
Lowe’s	147,600	$3,091
Macy’s	138,600	2,535
Magna International, Cl A	51,800	2,202
Marriott International, Cl A (A)	56,501	1,559
McGraw-Hill	117,800	2,961
MDC Holdings	14,900	518
MGM Mirage * (A)	66,900	805
Newell Rubbermaid	19,500	306
News, Cl A (A)	280,500	3,363
NVR *	400	255
Office Depot *	154,200	1,021
Penn National Gaming * (A)	33,200	918
PetSmart (A)	116,100	2,525
Pulte Homes (A)	78,945	868
RadioShack (A)	133,000	2,204
Regal Entertainment Group, Cl A	21,600	266
Royal Caribbean Cruises (A)	37,100	893
Sears Holdings * (A)	23,800	1,555
Sherwin-Williams	40,100	2,412
Signet Jewelers *	7,600	200
Snap-On	2,100	73
Stanley Works (A)	7,900	337
Starwood Hotels & Resorts Worldwide (A)	25,100	829
Time Warner	367,533	10,578
Time Warner Cable, Cl A (A)	170,937	7,366
TJX	86,700	3,221
Toll Brothers * (A)	27,200	532
VF (A)	9,200	666
Viacom, Cl B * (A)	69,500	1,949
Virgin Media (A)	79,900	1,112
Walt Disney (A)	335,000	9,199
Wendy’s, Cl A	142,800	675
Whirlpool (A)	45,400	3,176
Williams-Sonoma (A)	44,400	898
Wyndham Worldwide	150,800	2,461
Wynn Resorts * (A)	9,600	681

		161,102

Consumer Staples — 5.8%
Archer-Daniels-Midland	160,500	4,690
BJ’s Wholesale Club * (A)	64,200	2,325
Bunge	12,300	770
Campbell Soup (A)	138,400	4,515
Central European Distribution *	10,000	328
Clorox (A)	9,700	571
Coca-Cola	73,800	3,963
Coca-Cola Enterprises	133,900	2,867
ConAgra Foods (A)	382,400	8,290
Constellation Brands, Cl A *	9,400	142

1	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Value Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Corn Products International	57,900	$1,651
CVS Caremark	135,600	4,846
Del Monte Foods	245,300	2,840
Energizer Holdings *	2,400	159
General Mills	34,200	2,202
Herbalife	132,600	4,341
Hershey (A)	46,500	1,807
HJ Heinz	29,400	1,169
Hormel Foods	17,700	629
JM Smucker	29,100	1,542
Kimberly-Clark	34,900	2,058
Kraft Foods, Cl A (A)	287,259	7,546
Kroger	260,200	5,371
Lorillard	1,700	126
NBTY *	3,400	135
Pepsi Bottling Group	64,100	2,336
PepsiAmericas	10,600	303
Procter & Gamble	364,200	21,095
Ralcorp Holdings * (A)	3,500	205
Reynolds American (A)	49,000	2,182
Safeway	279,700	5,516
Sara Lee	338,600	3,772
Smithfield Foods * (A)	53,900	744
SUPERVALU (A)	220,337	3,318
SYSCO	117,800	2,927
Tyson Foods, Cl A	69,600	879
Whole Foods Market *	5,900	180

		108,340

Energy — 17.1%
Anadarko Petroleum	75,100	4,711
Apache	69,400	6,373
Arch Coal	23,400	518
Atwood Oceanics *	4,000	141
Baker Hughes (A)	87,800	3,745
BJ Services (A)	291,500	5,664
Cabot Oil & Gas	45,300	1,619
Chesapeake Energy	47,300	1,343
Chevron	788,600	55,541
Cimarex Energy (A)	49,700	2,153
Comstock Resources *	5,500	220
Concho Resources *	17,900	650
ConocoPhillips	687,086	31,029
Denbury Resources *	56,700	858
Devon Energy	18,200	1,225
Diamond Offshore Drilling (A)	25,400	2,426
El Paso	292,700	3,021
Encore Acquisition * (A)	31,100	1,163
EOG Resources	10,400	869
EXCO Resources	9,500	178
Exxon Mobil	1,516,700	104,061
Forest Oil * (A)	32,400	634
Frontier Oil	19,100	266

Description	Shares	Market Value ($ Thousands)
Halliburton	49,800	$1,351
Helix Energy Solutions Group *	179,300	2,686
Hess	34,600	1,850
Marathon Oil	446,200	14,234
Mariner Energy *	9,300	132
Massey Energy	11,700	326
Murphy Oil	113,600	6,540
Nabors Industries * (A)	19,500	407
National Oilwell Varco *	100,500	4,335
Newfield Exploration *	117,400	4,997
Noble Energy	22,600	1,491
Occidental Petroleum	192,400	15,084
Patterson-UTI Energy (A)	144,400	2,180
Pioneer Natural Resources (A)	16,400	595
Plains Exploration & Production * (A)	26,700	739
Pride International * (A)	10,000	304
Range Resources (A)	27,800	1,372
Rowan (A)	78,700	1,816
SandRidge Energy * (A)	46,700	605
Schlumberger	106,000	6,318
SEACOR Holdings * (A)	32,900	2,686
Seahawk Drilling * (A)	1,033	32
Spectra Energy	14,900	282
St. Mary Land & Exploration (A)	17,100	555
Sunoco	120,500	3,428
Superior Energy Services *	2,400	54
Tesoro (A)	116,500	1,745
Tidewater	47,600	2,241
Valero Energy	157,100	3,046
Whiting Petroleum *	6,500	374
Williams	220,200	3,935
XTO Energy	95,900	3,963

		318,111

Financials — 23.1%
Aflac	68,900	2,945
Alleghany *	500	130
Allied World Assurance Holdings	34,600	1,658
Allstate	355,700	10,892
AMB Property † (A)	26,900	617
American Express	39,100	1,326
American Financial Group	139,800	3,565
American International Group *	17,400	767
AmeriCredit * (A)	64,200	1,014
Ameriprise Financial	287,700	10,452
Annaly Capital Management †	225,200	4,085
Arch Capital Group *	4,300	290
Aspen Insurance Holdings	47,700	1,263

2	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Value Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Associated Banc- Corp (A)	123,300	$1,408
Assurant	57,700	1,850
AvalonBay Communities † (A)	2,788	203
Axis Capital Holdings	84,800	2,559
Bancorpsouth (A)	50,900	1,242
Bank of America	2,353,469	39,821
Bank of Hawaii (A)	13,000	540
Bank of New York Mellon	311,522	9,031
BB&T (A)	284,000	7,736
BlackRock	2,100	455
Boston Properties † (A)	4,100	269
BRE Properties, Cl A † (A)	8,300	260
Brookfield Asset Management, Cl A	197,700	4,490
Brown & Brown (A)	28,800	552
Camden Property Trust †	10,200	411
Capital One Financial	45,100	1,611
CapitalSource	93,300	405
CB Richard Ellis Group, Cl A * (A)	171,300	2,011
Chimera Investment †	33,300	127
Chubb	230,900	11,640
Cincinnati Financial	103,000	2,677
Citigroup	1,289,700	6,242
City National (A)	26,000	1,012
CME Group	5,300	1,633
Comerica	162,600	4,824
Commerce Bancshares	32,350	1,205
Corporate Office Properties Trust † (A)	3,000	111
Credicorp	48,500	3,771
Cullen/Frost Bankers	25,800	1,332
Discover Financial Services	109,000	1,769
Duke Realty † (A)	53,200	639
Endurance Specialty Holdings (A)	187,200	6,827
Equity Residential †	1,000	31
Erie Indemnity, Cl A	3,700	139
Essex Property Trust † (A)	600	48
Everest Re Group	44,100	3,868
Federal Realty Investment Trust † (A)	5,800	356
Federated Investors, Cl B (A)	83,200	2,194
Fidelity National Financial, Cl A	4,700	71
Fifth Third Bancorp	112,400	1,139
First American (A)	13,100	424
First Horizon National * (A)	46,149	611
Franklin Resources	56,000	5,634
Genworth Financial, Cl A	64,100	766

Description	Shares	Market Value ($ Thousands)
Goldman Sachs Group	140,600	$25,920
Hanover Insurance Group	29,200	1,207
Hartford Financial Services Group	122,700	3,252
HCC Insurance Holdings (A)	87,900	2,404
HCP †	24,300	698
Health Care † (A)	1,900	79
Hospitality Properties Trust † (A)	143,900	2,931
Host Hotels & Resorts †	83,200	979
HRPT Properties Trust †	109,800	826
Hudson City Bancorp	317,800	4,179
Huntington Bancshares (A)	558,600	2,631
Invesco	48,900	1,113
Jefferies Group (A)	20,800	566
Jones Lang LaSalle (A)	15,800	748
JPMorgan Chase	1,087,400	47,650
Keycorp (A)	381,000	2,477
Legg Mason (A)	24,600	763
Leucadia National (A)	3,100	77
Liberty Property Trust †	38,700	1,259
Lincoln National	222,967	5,777
Loews	100,900	3,456
M&T Bank (A)	22,400	1,396
Macerich † (A)	5,774	175
Markel *	700	231
Marsh & McLennan	11,300	279
Marshall & Ilsley	209,200	1,688
MetLife	61,700	2,349
Moody’s (A)	80,800	1,653
Morgan Stanley	346,500	10,700
NASDAQ OMX Group *	58,300	1,227
Nationwide Health Properties †	9,500	294
NYSE Euronext (A)	225,600	6,518
Old Republic International	59,900	730
PartnerRe (A)	26,400	2,031
People’s United Financial (A)	96,500	1,501
Platinum Underwriters Holdings	88,100	3,157
PNC Financial Services Group	137,255	6,669
Principal Financial Group	75,900	2,079
Progressive (A)	256,100	4,246
Protective Life	67,100	1,437
Prudential Financial	179,500	8,959
Raymond James Financial (A)	54,500	1,269
Realty Income † (A)	11,700	300
Regency Centers †	8,300	307
Regions Financial (A)	321,084	1,994

3	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Value Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
RenaissanceRe Holdings	8,700	$476
Senior Housing Properties Trust †	129,700	2,479
Simon Property Group † (A)	14,523	1,008
SL Green Realty † (A)	20,300	890
SLM * (A)	57,800	504
StanCorp Financial Group	6,500	262
State Street (A)	52,500	2,761
Sunstone Hotel Investors † (A)	104,912	745
SunTrust Banks	36,400	821
T. Rowe Price Group (A)	80,000	3,656
Taubman Centers † (A)	124,900	4,506
TCF Financial (A)	107,100	1,397
TFS Financial	16,100	192
Torchmark	9,500	413
Transatlantic Holdings	2,600	130
Travelers	336,500	16,566
UDR † (A)	13,379	211
Unum Group	221,100	4,740
US Bancorp (A)	363,500	7,946
Validus Holdings	5,100	132
Valley National Bancorp (A)	47,882	589
Ventas †	3,400	131
Vornado Realty Trust † (A)	4,374	282
Weingarten Realty Investors † (A)	9,800	195
Wells Fargo (A)	1,023,895	28,853
WR Berkley (A)	67,500	1,706
XL Capital, Cl A (A)	74,800	1,306
Zions Bancorporation (A)	99,700	1,792

		427,818

Health Care — 10.0%
Abbott Laboratories	63,000	3,117
Aetna	168,600	4,692
AmerisourceBergen	231,700	5,186
Amgen *	83,300	5,017
Boston Scientific *	26,400	279
Bristol-Myers Squibb	250,500	5,641
Cigna (A)	96,200	2,702
Community Health Systems *	5,300	169
Coventry Health Care *	116,300	2,321
Eli Lilly (A)	282,300	9,324
Endo Pharmaceuticals Holdings * (A)	82,500	1,867
Forest Laboratories *	197,200	5,806
Health Net *	48,800	752
Hologic *	36,100	590
Humana * (A)	88,500	3,301

Description	Shares	Market Value ($ Thousands)
IMS Health	41,300	$634
Inverness Medical Innovations * (A)	6,800	263
Johnson & Johnson (A)	348,500	21,220
Kinetic Concepts * (A)	63,000	2,330
King Pharmaceuticals *	252,900	2,724
LifePoint Hospitals * (A)	5,200	141
McKesson	51,200	3,049
Medtronic	50,400	1,855
Merck (A)	527,700	16,691
Mylan Laboratories * (A)	54,100	866
Omnicare	30,300	682
Pfizer (A)	2,497,800	41,339
Schering-Plough	46,300	1,308
UnitedHealth Group	373,400	9,350
Universal Health Services, Cl B	800	50
Watson Pharmaceuticals * (A)	10,000	366
WellPoint *	233,000	11,035
Wyeth	368,000	17,877
Zimmer Holdings *	51,600	2,758

		185,302

Industrials — 9.0%
AGCO *	10,000	276
BE Aerospace *	29,300	590
Boeing (A)	230,900	12,503
Bucyrus International, Cl A	7,600	271
Burlington Northern Santa Fe	77,400	6,179
Carlisle	5,600	190
Cintas	22,100	670
Cooper Industries, Cl A	63,500	2,386
Crane	6,300	163
CSX	1,700	71
Cummins	41,900	1,878
Deere	50,800	2,180
Dover	59,800	2,318
Eaton	3,300	187
EMCOR Group *	66,900	1,694
Equifax	4,500	131
FedEx	44,600	3,355
Gardner Denver *	55,100	1,922
General Cable *	25,600	1,002
General Dynamics	129,900	8,392
General Electric (A)	3,148,200	51,694
Harsco	61,000	2,160
Hertz Global Holdings * (A)	88,600	959
Honeywell International	66,800	2,482
Illinois Tool Works (A)	26,900	1,149
Ingersoll-Rand	77,700	2,383
ITT	4,100	214

4	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Value Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Joy Global	9,800	$480
KBR	172,100	4,008
Kennametal	2,500	61
Kirby *	14,300	527
L-3 Communications Holdings	44,300	3,558
Lockheed Martin	20,100	1,570
Manitowoc	15,800	150
Manpower	17,200	975
Masco (A)	23,700	306
Monster Worldwide * (A)	35,700	624
Norfolk Southern	103,300	4,453
Northrop Grumman (A)	179,300	9,279
Oshkosh Truck	16,500	510
Owens Corning * (A)	1,700	38
PACCAR	3,400	128
Parker Hannifin (A)	37,100	1,923
Pentair	6,600	195
Pitney Bowes	2,300	57
Quanta Services *	7,400	164
Raytheon (A)	112,200	5,382
Rockwell Automation	31,200	1,329
RR Donnelley & Sons (A)	358,100	7,613
Shaw Group *	9,600	308
Southwest Airlines	2,000	19
Spirit Aerosystems Holdings, Cl A *	15,900	287
SPX	400	24
Teleflex	5,100	246
Terex * (A)	46,800	970
Textron (A)	23,500	446
Thomas & Betts * (A)	20,600	620
Tyco International	132,600	4,572
Union Pacific	40,200	2,346
United Technologies	47,700	2,906
URS * (A)	30,000	1,309
Waste Management (A)	41,000	1,223
WESCO International *	5,200	150

		166,155

Information Technology — 5.0%
Advanced Micro Devices * (A)	72,600	411
Affiliated Computer Services, Cl A *	18,300	991
Amdocs *	75,700	2,035
Applied Materials	142,300	1,907
Arrow Electronics *	7,500	211
Autodesk *	4,000	95
Avnet *	25,400	660
Broadridge Financial Solutions	32,400	651
CA	14,900	328
Ciena *	12,400	202
CommScope *	10,000	299
Computer Sciences *	87,000	4,586

Description	Shares	Market Value ($ Thousands)
Compuware * (A)	104,900	$769
Convergys *	13,300	132
Corning	92,400	1,415
Cypress Semiconductor *	11,700	121
Dell * (A)	190,200	2,902
eBay *	98,300	2,321
EMC *	34,600	590
Fidelity National Information Services (A)	16,400	419
Harris	66,000	2,482
Hewlett-Packard	252,900	11,939
IAC * (A)	50,800	1,026
Ingram Micro, Cl A *	264,600	4,458
Intel	440,600	8,622
International Business Machines	10,000	1,196
International Rectifier *	8,700	170
Intersil, Cl A	8,400	129
Jabil Circuit	25,200	338
JDS Uniphase *	82,300	585
Kla-Tencor (A)	19,400	696
Lexmark International, Cl A * (A)	153,300	3,302
Marvell Technology Group *	18,300	296
Micron Technology * (A)	93,600	767
Microsoft	84,800	2,195
Molex (A)	22,600	472
Motorola (A)	88,000	756
NCR *	119,700	1,654
NeuStar, Cl A *	80,500	1,819
Novellus Systems * (A)	22,000	462
Nuance Communications *	8,500	127
Rovi *	4,800	161
SAIC *	23,500	412
SanDisk *	16,000	347
Seagate Technology (A)	439,500	6,685
Sun Microsystems * (A)	51,000	464
Symantec *	296,900	4,890
Synopsys * (A)	34,600	776
Tech Data * (A)	59,100	2,459
Tellabs *	51,900	359
Teradata *	5,400	149
Texas Instruments	106,600	2,525
Total System Services	24,000	387
Vishay Intertechnology * (A)	295,100	2,331
Western Digital *	76,900	2,809
Xerox (A)	391,200	3,028
Yahoo! *	36,500	650

		92,968

Materials — 3.3%
Air Products & Chemicals	17,500	1,358
AK Steel Holding	19,300	381
Albemarle	30,500	1,055
Alcoa (A)	178,000	2,335
Allegheny Technologies (A)	97,800	3,422

5	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Value Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Aptargroup	4,500	$168
Ashland	4,200	181
Ball	74,200	3,651
Bemis	76,200	1,974
Cliffs Natural Resources (A)	15,200	492
Commercial Metals (A)	44,000	788
E.I. Du Pont de Nemours	135,100	4,342
Eastman Chemical	109,200	5,847
Freeport-McMoRan Copper & Gold, Cl B	16,355	1,122
Greif, Cl A	12,900	710
Huntsman	58,300	531
International Paper	118,500	2,634
Lubrizol	89,300	6,381
Nucor	83,300	3,916
Owens-Illinois *	64,400	2,376
Packaging Corp of America	10,200	208
Pactiv *	3,600	94
PPG Industries	37,000	2,154
Reliance Steel & Aluminum	6,700	285
Rock-Tenn, Cl A (A)	46,750	2,203
Schnitzer Steel Industries, Cl A	5,800	309
Sealed Air	23,900	469
Sonoco Products	172,900	4,762
Southern Copper (A)	132,600	4,069
Steel Dynamics (A)	45,700	701
Temple-Inland (A)	45,600	749
United States Steel (A)	3,700	164
Valspar (A)	37,500	1,032
Vulcan Materials	10,500	568
Weyerhaeuser (A)	14,700	539

		61,970

Telecommunication Services — 6.2%
AT&T	2,443,895	66,009
CenturyTel	159,787	5,369
Crown Castle International *	15,200	477
Frontier Communications	93,900	708
Leap Wireless International * (A)	16,200	317
NII Holdings *	2,300	69
Qwest Communications International (A)	195,200	744
Sprint Nextel *	687,000	2,713
Telephone & Data Systems	108,900	3,377
Verizon Communications (A)	1,135,700	34,378
Windstream (A)	10,426	105

		114,266

Utilities — 7.2%
AES *	53,900	799
AGL Resources	106,700	3,763

Description	Shares	Market Value ($ Thousands)
Allegheny Energy	7,500	$199
Alliant Energy	174,900	4,871
Ameren	89,800	2,270
American Electric Power	185,300	5,742
Aqua America (A)	23,700	418
Atmos Energy	43,900	1,237
Calpine *	55,800	643
Centerpoint Energy	26,600	331
CMS Energy (A)	321,800	4,312
Consolidated Edison (A)	66,600	2,727
Constellation Energy Group	13,900	450
Dominion Resources	74,000	2,553
DPL (A)	54,300	1,417
DTE Energy	235,000	8,258
Duke Energy	43,448	684
Edison International (A)	170,900	5,739
Energen	110,400	4,758
Exelon (A)	137,100	6,803
FirstEnergy (A)	77,500	3,543
FPL Group	105,300	5,816
Hawaiian Electric Industries (A)	21,300	386
Integrys Energy Group	5,200	187
MDU Resources Group	35,100	732
Mirant *	228,600	3,756
National Fuel Gas	4,000	183
NiSource (A)	16,000	222
Northeast Utilities	62,700	1,488
NRG Energy *	5,400	152
NSTAR	85,400	2,717
NV Energy	319,900	3,708
OGE Energy	27,400	906
Oneok	39,700	1,454
Pepco Holdings	153,200	2,280
PG&E (A)	186,400	7,547
Pinnacle West Capital	171,100	5,615
Progress Energy	31,500	1,230
Public Service Enterprise Group	186,800	5,873
Questar	24,600	924
SCANA	30,700	1,071
Sempra Energy	233,200	11,616
Southern	43,000	1,362
Southern Union	293,100	6,094
TECO Energy (A)	18,800	265
UGI	37,000	927
Vectren	8,800	203
Westar Energy	67,800	1,323
Wisconsin Energy	26,500	1,197
Xcel Energy	100,000	1,923

		132,674

Total Common Stock (Cost $1,656,752) ($ Thousands)		1,768,706

6	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Value Fund

September 30, 2009

Description	Shares/Face Amount ($Thousands)	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 18.0%
SEI Liquidity Fund, L.P., 0.400% (B) ** ††	340,459,225	$334,196

Total Affiliated Partnership (Cost $340,459) ($ Thousands)		334,196

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110% ** ††	40,883,579	40,884

Total Cash Equivalent (Cost $40,884) ($ Thousands)		40,884

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
0.075%, 01/07/10 (C) (D)	$2,600	2,599
0.121%, 12/03/09 (C) (D)	5,615	5,616

Total U.S. Treasury Obligations (Cost $8,212) ($ Thousands)		8,215

Total Investments — 116.0% (Cost $2,046,307) ($ Thousands)		$2,152,001

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Composite Index	327	Dec-2009	$256

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,854,963 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2009.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at September 30, 2009. The total market value of securities on loan at September 30, 2009 was $329,529 ($ Thousands).
(B)	This security was purchased with cash collateral received from securities on loan. The total market value of such securities as of September 30, 2009 was $334,196 ($ Thousands).
(C)	The rate reported is the effective yield at the time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

Ser — Series

7	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Growth Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.1%‡

Consumer Discretionary — 10.9%
Advance Auto Parts (A)	34,800	$1,367
Aeropostale *	9,300	404
Amazon.com * (A)	177,465	16,568
American Eagle Outfitters	48,100	811
Apollo Group, Cl A *	45,400	3,345
Autozone * (A)	20,069	2,934
Bed Bath & Beyond *	26,000	976
Best Buy (A)	155,405	5,831
BJ’s Restaurants * (A)	10,000	150
BorgWarner	8,300	251
Brinker International	37,500	590
Brink’s Home Security Holdings *	10,200	314
Career Education *	21,800	531
Carmax *	38,200	798
Chico’s FAS * (A)	230,200	2,993
Chipotle Mexican Grill, Cl A *	12,200	1,184
Coach (A)	211,193	6,952
Comcast, Cl A	297,190	5,020
Core-Mark Holding *	6,100	175
Darden Restaurants	32,200	1,099
Dick’s Sporting Goods *	32,000	717
DIRECTV Group * (A)	316,435	8,727
Discovery Communications, Cl C *	41,500	1,080
Dollar Tree *	18,100	881
Expedia *	36,000	862
Family Dollar Stores	38,700	1,022
Gap	83,000	1,776
Garmin	1,200	45
Gentex	21,600	306
Goodyear Tire & Rubber *	42,500	724
Grand Canyon Education *	10,300	184
H&R Block	16,500	303
Hanesbrands *	94,400	2,020
Home Depot	32,900	876
International Game Technology	61,200	1,315
ITT Educational Services *	7,000	773
J.C. Penney	162,670	5,490
John Wiley & Sons, Cl A	2,600	90
Johnson Controls	209,720	5,360
JOS A Bank Clothiers *	8,500	381
Kohl’s *	27,600	1,574
Las Vegas Sands *	7,200	121
Leggett & Platt	65,900	1,279
LKQ *	12,900	239
Lowe’s	654,476	13,705
Maidenform Brands *	7,200	116
Marriott International, Cl A (A)	135,730	3,745

Description	Shares	Market Value ($ Thousands)
Marvel Entertainment *	600	$30
Mattel	13,000	240
McDonald’s	273,780	15,625
McGraw-Hill	46,300	1,164
MDC Holdings	2,800	97
MGM Mirage *	2,700	32
NetFlix *	3,900	180
Nike, Cl B (A)	223,800	14,480
Nordstrom	3,700	113
Office Depot *	17,300	115
Omnicom Group	1,300	48
O’Reilly Automotive *	73,900	2,671
Overstock.com * (A)	6,500	96
Panera Bread, Cl A *	7,300	401
PetMed Express (A)	20,600	388
PetSmart	32,300	702
priceline.com *	30,200	5,008
Pulte Homes	6,300	69
Regal Entertainment Group, Cl A	15,000	185
Ross Stores (A)	86,700	4,142
Sally Beauty Holdings * (A)	28,700	204
Sherwin-Williams	13,200	794
Smith & Wesson Holding *	103,800	543
Staples (A)	817,895	18,991
Starbucks *	53,300	1,101
Starwood Hotels & Resorts Worldwide (A)	101,690	3,359
Strayer Education (A)	9,500	2,068
Target	322,024	15,032
Tempur-Pedic International (A)	28,600	542
Texas Roadhouse, Cl A * (A)	58,900	625
Thor Industries (A)	10,600	328
Time Warner	183,245	5,274
TJX	89,500	3,325
Tractor Supply * (A)	4,500	218
TRW Automotive Holdings *	28,300	474
Viacom, Cl B *	104,823	2,939
Weight Watchers International (A)	152,400	4,182
Wendy’s, Cl A	89,200	422
Williams-Sonoma (A)	22,200	449
WMS Industries *	16,300	726
Wyndham Worldwide	3,200	52
Wynn Resorts *	57,100	4,048
Yum! Brands (A)	178,900	6,040

		223,526

Consumer Staples — 11.5%
Alberto-Culver	3,700	102
Altria Group	301,140	5,363
Archer-Daniels-Midland	59,800	1,747

1	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Growth Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Avon Products	154,432	$5,245
Brown-Forman, Cl B	6,950	335
Campbell Soup (A)	20,000	652
Church & Dwight	2,000	114
Clorox (A)	40,800	2,400
Coca-Cola (A)	363,976	19,545
Coca-Cola Enterprises (A)	208,900	4,473
Colgate-Palmolive	66,048	5,038
Costco Wholesale	188,710	10,655
CVS Caremark	369,426	13,203
Dean Foods *	61,300	1,091
Energizer Holdings *	2,400	159
General Mills	18,500	1,191
Green Mountain Coffee Roasters *	17,700	1,307
Hansen Natural *	13,700	503
Hershey	42,500	1,652
HJ Heinz	9,500	378
Hormel Foods	2,600	92
Kellogg	51,300	2,525
Kimberly-Clark	78,802	4,648
Kraft Foods, Cl A	109,580	2,879
Kroger	146,800	3,030
Lorillard	18,500	1,375
Mead Johnson Nutrition, Cl A (A)	5,100	230
NBTY *	5,800	230
Pepsi Bottling Group	30,800	1,122
PepsiCo (A)	634,224	37,204
Philip Morris International	382,750	18,655
Procter & Gamble	758,795	43,949
Reynolds American (A)	15,800	703
SYSCO	26,200	651
Walgreen (A)	480,325	17,998
Wal-Mart Stores	455,946	22,382
Weis Markets	3,900	125
Whole Foods Market *	38,500	1,174

		234,125

Energy — 5.7%
Cameron International *	552	21
Canadian Natural Resources	111,900	7,518
Consol Energy	4,500	203
Delek US Holdings	9,700	83
Diamond Offshore Drilling	600	57
Dresser-Rand Group *	66,000	2,051
EOG Resources (A)	137,560	11,488
EXCO Resources	2,200	41
Exxon Mobil	185,600	12,734
FMC Technologies * (A)	23,800	1,243
Frontier Oil	45,900	639
Halliburton (A)	435,660	11,815
Helix Energy Solutions Group *	51,300	769
Massey Energy	2,100	59

Description	Shares	Market Value ($ Thousands)
National Oilwell Varco *	175,315	$7,561
Occidental Petroleum	119,640	9,380
Oceaneering International *	8,600	488
Peabody Energy	2,900	108
PetroHawk Energy *	30,300	733
Petroleo Brasileiro ADR	93,225	4,279
Range Resources (A)	83,440	4,119
Schlumberger	265,136	15,802
SEACOR Holdings * (A)	6,900	563
Southwestern Energy *	34,500	1,472
Suncor Energy (A)	123,898	4,282
Tesoro	26,100	391
Transocean *	136,565	11,681
Williams	29,000	518
XTO Energy	134,000	5,537

		115,635

Financials — 5.9%
Affiliated Managers Group *	3,800	247
Aflac	184,734	7,896
American Express	455,951	15,457
AmeriCredit *	15,400	243
Ameriprise Financial	23,500	854
Axis Capital Holdings	4,600	139
Bank of New York Mellon	317,401	9,202
BlackRock	8,000	1,735
Brown & Brown	22,300	427
Capital One Financial	44,900	1,604
CB Richard Ellis Group, Cl A *	21,500	253
Charles Schwab (A)	328,295	6,287
CME Group	55,375	17,066
Commerce Bancshares	3,900	145
Digital Realty Trust †	900	41
Eaton Vance	6,800	190
Endurance Specialty Holdings (A)	39,600	1,444
Erie Indemnity, Cl A	6,800	255
Federal Realty Investment Trust †	200	12
Federated Investors, Cl B	23,900	630
Fidelity National Financial, Cl A	6,700	101
Forest City Enterprises, Cl A	12,800	171
Genworth Financial, Cl A	18,900	226
GFI Group	19,000	137
Goldman Sachs Group	49,951	9,209
Greenhill	7,400	663
HCP †	1,900	55
Hudson City Bancorp	500	6
IntercontinentalExchange * (A)	99,300	9,651
Invesco	14,600	332
Janus Capital Group	39,500	560

2	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Growth Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Jefferies Group	17,200	$468
JPMorgan Chase	164,560	7,211
Lazard, Cl A	4,100	169
Lincoln National	8,400	218
Moody’s (A)	25,600	524
Morgan Stanley	179,950	5,557
MSCI, Cl A *	27,300	808
NASDAQ OMX Group *	13,000	274
Nelnet, Cl A *	11,400	142
Northern Trust	37,188	2,163
NYSE Euronext	37,600	1,086
optionsXpress Holdings	27,100	468
People’s United Financial (A)	216,370	3,367
Principal Financial Group	4,900	134
Progressive	1,600	26
Prudential Financial	16,600	828
Public Storage †	5,600	421
Simon Property Group †	515	36
SLM *	37,500	327
State Street	16,600	873
T. Rowe Price Group (A)	40,300	1,842
TD Ameritrade Holding *	1,800	35
Waddell & Reed Financial, Cl A	40,700	1,158
Wells Fargo	242,200	6,825
World Acceptance * (A)	6,100	154
WP Carey	5,000	142
WR Berkley	16,400	415

		120,909

Health Care — 14.7%
Abbott Laboratories	373,516	18,478
Aetna (A)	187,600	5,221
Allergan	406,400	23,067
Allscripts Healthcare Solutions	16,200	328
American Medical Systems Holdings *	78,500	1,328
AmerisourceBergen	38,300	857
Amgen *	242,875	14,628
Amylin Pharmaceuticals *	6,400	88
Baxter International	323,751	18,457
Becton Dickinson	59,705	4,165
Biogen Idec *	133,070	6,723
Bio-Reference Labs *	2,400	82
Boston Scientific *	44,700	473
Bristol-Myers Squibb	410,500	9,244
Bruker BioSciences *	23,500	251
C.R. Bard	54,410	4,277
Cantel Medical *	5,200	78
CareFusion *	10,000	218
Celgene *	12,260	685
Cephalon *	5,300	309
Cerner *	12,400	928

Description	Shares	Market Value ($ Thousands)
Cigna	2,700	$76
Community Health Systems *	5,200	166
Coventry Health Care *	300	6
DaVita *	7,700	436
Dendreon *	40,100	1,122
Dentsply International	700	24
Edwards Lifesciences *	27,000	1,888
Eli Lilly (A)	87,058	2,875
Enzon Pharmaceuticals * (A)	31,500	260
Express Scripts *	111,380	8,641
Gen-Probe *	300	13
Genzyme *	6,000	340
Gilead Sciences *	561,980	26,177
Health Management Associates, Cl A *	32,800	246
HLTH *	15,800	231
Hologic *	7,400	121
Hospira *	36,100	1,610
Humana *	13,000	485
ICU Medical *	9,300	343
Illumina *	4,600	196
Immunomedics * (A)	33,800	187
Intuitive Surgical * (A)	10,800	2,832
Invacare	15,500	345
Inverness Medical Innovations *	23,700	918
Isis Pharmaceuticals * (A)	32,900	479
Johnson & Johnson (A)	560,711	34,142
Kinetic Concepts *	2,600	96
Laboratory Corp of America Holdings *	11,100	729
Life Technologies *	4,300	200
Lincare Holdings * (A)	72,700	2,272
McKesson	312	19
Medco Health Solutions *	288,082	15,934
Medtronic	229,800	8,457
Merck (A)	214,327	6,779
Meridian Bioscience (A)	13,300	333
Mettler Toledo International *	25,400	2,301
Millipore *	11,000	774
Mylan Laboratories *	93,200	1,492
Myriad Genetics *	5,000	137
Novo Nordisk ADR (A)	129,000	8,121
Orthofix International *	2,000	59
Par Pharmaceutical *	3,000	65
Perrigo (A)	15,500	527
Psychiatric Solutions *	3,400	91
Quest Diagnostics	96,500	5,036
Quidel *	9,500	154
ResMed *	23,900	1,080
Schering-Plough	198,800	5,616
Sciclone Pharmaceuticals *	15,000	64
Sepracor *	22,700	520
St. Jude Medical *	300,727	11,731
Stryker	109,100	4,956

3	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Growth Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Symmetry Medical *	9,300	$97
Teva Pharmaceutical Industries ADR (A)	155,684	7,871
Thermo Fisher Scientific *	112,419	4,909
UnitedHealth Group	239,800	6,005
Universal Health Services, Cl B	1,100	68
Valeant Pharmaceuticals International * (A)	63,100	1,771
VCA Antech *	2,500	67
Vertex Pharmaceuticals *	10,400	394
Waters *	12,500	698
WellPoint *	33,600	1,591
Wyeth	78,100	3,794
Zimmer Holdings * (A)	40,697	2,175

		301,027

Industrials — 8.0%
3M	82,726	6,105
ABB ADR	73,760	1,478
Aecom Technology *	42,300	1,148
Alliant Techsystems *	26,000	2,024
AMR *	1,600	13
Avery Dennison	2,900	104
BE Aerospace *	6,200	125
Boeing	24,519	1,328
Brink’s	5,900	159
Burlington Northern Santa Fe	32,352	2,583
C.H. Robinson Worldwide (A)	55,966	3,232
Carlisle	4,800	163
Caterpillar (A)	97,705	5,015
Cintas	5,300	161
Continental Airlines, Cl B *	4,600	76
Con-way	10,000	383
Copa Holdings, Cl A	8,500	378
Crane	3,200	83
Cummins	116,960	5,241
Danaher	109,225	7,353
Deere	21,000	901
Delta Air Lines *	50,500	452
Dover	14,900	577
Dun & Bradstreet	11,700	881
DynCorp International, Cl A *	7,900	142
Emerson Electric	126,853	5,084
Equifax	16,200	472
Expeditors International of Washington (A)	360,900	12,686
Fastenal	700	27
First Solar *	4,300	657
Flowserve	700	69
Fluor (A)	58,300	2,965
General Dynamics	36,800	2,377

Description	Shares	Market Value ($ Thousands)
Goodrich	120,200	$6,532
Harsco	600	21
Hawaiian Holdings *	9,200	76
Honeywell International	134,470	4,996
Hubbell, Cl B	3,100	130
IHS, Cl A *	2,700	138
ITT	14,000	730
Jacobs Engineering Group *	6,900	317
JB Hunt Transport Services	1,600	51
Joy Global (A)	89,355	4,373
L-3 Communications Holdings	26,000	2,088
Landstar System	1,200	46
Lennox International	12,300	444
Lockheed Martin	59,715	4,662
McDermott International *	79,500	2,009
Monster Worldwide *	1,400	25
Navistar International *	2,500	94
Northrop Grumman	35,548	1,840
PACCAR	12,750	481
Parker Hannifin	76,410	3,961
Precision Castparts	5,921	603
Quanta Services *	214,900	4,756
Raytheon	74,400	3,569
Robert Half International	6,200	155
Rockwell Automation	2,700	115
Rockwell Collins	16,900	858
Roper Industries	5,700	291
Shaw Group *	15,500	497
Spirit Aerosystems Holdings, Cl A *	6,500	117
Stericycle *	17,690	857
SunPower, Cl A *	1,500	45
Toro (A)	23,800	947
TransDigm Group *	18,100	902
Union Pacific	121,380	7,083
United Parcel Service, Cl B	324,870	18,345
United Technologies	354,815	21,619
URS *	6,100	266
Waste Management	51,400	1,533
WW Grainger	42,100	3,762

		163,776

Information Technology — 32.5%
Accenture, Cl A	116,565	4,344
Acme Packet *	11,100	111
Adobe Systems * (A)	545,395	18,020
Advanced Micro Devices *	44,800	253
Affiliated Computer Services, Cl A *	1,100	60
Akamai Technologies *	30,600	602
Altera (A)	36,100	740
Analog Devices	147,980	4,081
Apple *	390,757	72,435

4	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Growth Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Applied Micro Circuits *	35,000	$350
Arris Group *	24,500	319
ASML Holding, Cl G (A)	156,205	4,619
Autodesk *	198,600	4,727
Automatic Data Processing	73,500	2,889
Avnet *	8,200	213
BMC Software *	96,000	3,603
Broadcom, Cl A * (A)	483,730	14,846
Broadridge Financial Solutions	48,100	967
CA	14,600	321
Cadence Design Systems *	45,400	333
Ciena *	1,200	19
Cirrus Logic *	27,100	151
Cisco Systems *	2,146,681	50,533
Citrix Systems *	22,800	894
Cognizant Technology Solutions, Cl A *	31,200	1,206
Corning (A)	208,900	3,198
Cree * (A)	75,100	2,760
Cypress Semiconductor *	75,700	782
DealerTrack Holdings *	14,600	276
Dell * (A)	118,946	1,815
Dolby Laboratories, Cl A * (A)	64,000	2,444
DST Systems * (A)	9,100	408
DTS *	2,200	60
eBay *	4,900	116
EchoStar, Cl A *	5,600	103
Electronic Arts * (A)	212,224	4,043
EMC * (A)	1,242,150	21,166
Equinix *	4,100	377
F5 Networks *	45,900	1,819
Factset Research Systems	6,000	397
Fidelity National Information Services (A)	32,500	829
Fiserv *	48,400	2,333
Google, Cl A * (A)	101,083	50,122
Hewitt Associates, Cl A *	28,300	1,031
Hewlett-Packard	480,490	22,684
i2 Technologies * (A)	10,600	170
IAC *	29,300	592
Intel	1,097,462	21,477
International Business Machines	342,464	40,962
International Rectifier *	6,100	119
Intuit *	396,900	11,312
Iron Mountain *	54,900	1,464
j2 Global Communications *	2,200	51
JDS Uniphase *	25,000	178
Juniper Networks *	63,800	1,724

Description	Shares	Market Value ($ Thousands)
Lam Research *	5,200	$178
Lender Processing Services	3,000	114
Linear Technology	36,000	995
Marvell Technology Group *	80,400	1,302
Mastercard, Cl A (A)	74,380	15,036
Maxim Integrated Products	3,300	60
McAfee *	45,600	1,997
MEMC Electronic Materials *	7,400	123
Mentor Graphics *	15,200	141
Metavante Technologies *	37,100	1,279
Micron Technology *	54,800	449
Micros Systems *	19,000	574
Microsoft	2,722,714	70,491
Motorola	14,900	128
NetApp *	23,700	632
NeuStar, Cl A *	18,200	411
Nokia ADR (A)	418,200	6,114
Novatel Wireless * (A)	44,700	508
Novellus Systems *	19,500	409
Nuance Communications *	16,700	250
NVE *	3,000	159
Nvidia *	95,400	1,434
ON Semiconductor *	12,200	101
Oracle	1,175,490	24,497
Paychex (A)	187,800	5,456
Pegasystems	15,000	518
Qualcomm	1,009,688	45,416
Rackspace Hosting * (A)	284,800	4,859
Rambus *	8,400	146
Red Hat * (A)	80,700	2,230
RightNow Technologies *	9,100	131
Rovi *	32,100	1,079
SAIC *	53,700	942
Salesforce.com *	1,700	97
SanDisk *	21,100	458
Seagate Technology	178,800	2,720
Silicon Laboratories * (A)	30,100	1,395
Sohu.com *	800	55
Sybase *	24,300	945
Symantec *	474,200	7,810
Synopsys *	45,300	1,016
Tech Data *	28,600	1,190
Teradata *	312,700	8,605
Teradyne *	16,500	153
Texas Instruments	190,115	4,504
THQ *	16,400	112
Total System Services	43,200	696
Varian Semiconductor Equipment Associates *	1,700	56
VeriSign * (A)	369,200	8,746

5	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Growth Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Visa, Cl A (A)	360,506	$24,915
VMware, Cl A *	7,900	317
Volterra Semiconductor *	11,300	207
Western Digital *	83,700	3,058
Western Union	515,930	9,761
Xerox	7,700	60
Xilinx	30,800	721
Yahoo! * (A)	940,105	16,743
Zoran *	9,600	111

		664,058

Materials — 3.9%
Air Products & Chemicals	6,100	473
Albemarle	4,000	138
Alpha Natural Resources *	8,661	304
Ball	24,700	1,215
BHP Billiton ADR (A)	65,775	4,342
Celanese, Ser A	22,100	553
Cliffs Natural Resources	300	10
Compass Minerals International	1,800	111
Crown Holdings *	50,700	1,379
Eagle Materials	26,500	757
Ecolab	50,100	2,316
FMC	3,900	219
Freeport-McMoRan Copper & Gold, Cl B	140,410	9,634
International Flavors & Fragrances	4,100	156
Intrepid Potash *	18,100	427
Lubrizol	3,800	272
Martin Marietta Materials	800	74
Monsanto	193,909	15,009
Mosaic	2,800	135
Nalco Holding	300	6
NewMarket	6,800	633
Newmont Mining	48,600	2,139
Owens-Illinois *	6,900	255
Pactiv *	87,500	2,279
Potash Corp of Saskatchewan	52,300	4,725
Praxair	251,416	20,538

	Shares/Face Amount ($ Thousands)
Royal Gold	4,500	205
Schnitzer Steel Industries, Cl A	9,100	485
Scotts Miracle-Gro, Cl A	29,900	1,284
Sigma-Aldrich	1,500	81
Southern Copper (A)	107,900	3,311
Syngenta ADR	130,800	6,010
Terra Industries	5,000	173
Walter Energy	18,100	1,087

		80,735

Telecommunication Services — 1.3%
American Tower, Cl A * (A)	227,670	8,287

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Crown Castle International *	535,497	$16,793
iPCS *	3,200	56
Leap Wireless International *	3,900	76
MetroPCS Communications *	2,200	21
NTELOS Holdings	12,800	226
SBA Communications, Cl A *	9,200	249
tw telecom , Cl A *	26,900	362
USA Mobility	5,700	73

		26,143

Utilities — 0.7%
AES *	6,800	101
Calpine *	103,800	1,196
Constellation Energy Group	88,400	2,861
DPL	7,900	206
Equities	31,400	1,338
Exelon	9,200	456
FPL Group	37,000	2,044
ITC Holdings	13,700	623
Mirant *	77,500	1,273
NV Energy	67,100	778
PPL	80,900	2,454

		13,330

Total Common Stock (Cost $1,651,680) ($ Thousands)		1,943,264

AFFILIATED PARTNERSHIP — 12.9%
SEI Liquidity Fund, L.P., 0.400% (B) ** ††	268,615,224	264,144

Total Affiliated Partnership (Cost $268,615) ($ Thousands)		264,144

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110% ** ††	49,323,234	49,323

Total Cash Equivalent (Cost $49,323) ($ Thousands)		49,323

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
0.225%, 01/07/10 (C) (D)	$5,000	4,999
U.S. Treasury Bills
0.196%, 12/03/09 (C) (D)	5,400	5,399

Total U.S. Treasury Obligations (Cost $10,395) ($ Thousands)		10,398

Total Investments — 110.9% (Cost $1,980,013) ($ Thousands)		$2,267,129

6	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Growth Fund

September 30, 2009

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P
Composite
Index	226	Dec-2009	$293

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,043,249 ($Thousands)

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2009.

†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	This security or a partial position of this security is on loan at September 30, 2009. The total market value of securities on loan at September 30, 2009 was $263,484 ($ Thousands).
(B)	This security was purchased with cash collateral received from securities on loan. The total market value of such securities as of September 30, 2009 was $264,144 ($ Thousands).
(C)	The rate reported is the effective yield at the time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

7	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.8%

Consumer Discretionary — 10.5%
Abercrombie & Fitch, Cl A	1,426	$47
Advance Auto Parts (A)	3,400	134
Aeropostale *	31,000	1,348
Amazon.com * (A)	90,135	8,415
American Eagle Outfitters	3,150	53
American Greetings, Cl A	16,700	372
Apollo Group, Cl A *	29,925	2,205
Ascent Media, Cl A *	234	6
Autoliv (A)	22,650	761
Autonation * (A)	4,100	74
Autozone *	2,119	310
Barnes & Noble (A)	21,250	472
Bed Bath & Beyond * (A)	4,400	165
Best Buy (A)	42,225	1,584
Big Lots *	1,557	39
Black & Decker (A)	2,000	93
Blyth	8,500	329
BorgWarner (A)	2,300	70
Brinker International	3,400	53
Brink’s Home Security Holdings *	650	20
Cablevision Systems, Cl A	6,700	159
Career Education *	23,500	573
Carmax * (A)	6,383	133
Carnival	9,000	300
Carter’s *	6,000	160
Cavco Industries *	130	5
Chico’s FAS * (A)	74,000	962
Chipotle Mexican Grill, Cl A *	800	78
Coach (A)	160,800	5,294
Comcast, Cl A	615,240	10,391
Core-Mark Holding *	5,000	143
Darden Restaurants	3,127	107
DeVry	1,021	57
Dick’s Sporting Goods *	3,700	83
DIRECTV Group * (A)	144,740	3,992
Discovery Communications, Cl C * (A)	5,040	131
DISH Network, Cl A *	18,049	348
Dollar Tree *	829	40
DR Horton	6,500	74
Eastman Kodak (A)	503,000	2,404
Family Dollar Stores	1,500	40
Foot Locker	55,600	665
Ford Motor * (A)	38,500	277
GameStop, Cl A * (A)	3,622	96
Gannett (A)	34,600	433
Gap	199,500	4,269

Description	Shares	Market Value ($ Thousands)
Garmin (A)	39,200	$1,479
Gentex (A)	5,500	78
Genuine Parts	850	33
Goodyear Tire & Rubber *	6,550	111
Grand Canyon Education *	9,100	162
H&R Block	5,900	108
Hanesbrands *	48,000	1,027
Harley-Davidson (A)	25,600	589
Harman International Industries (A)	4,200	142
Hasbro	73,995	2,053
Hillenbrand	6,100	124
Home Depot (A)	146,700	3,908
International Game Technology	2,853	61
Interpublic Group *	13,000	98
ITT Educational Services *	2,600	287
J.C. Penney (A)	158,330	5,344
Jarden	37,800	1,061
Johnson Controls	102,604	2,622
JOS A Bank Clothiers *	800	36
KB Home (A)	4,700	78
Kenneth Cole Productions, Cl A	2,300	23
Kohl’s *	4,900	279
Lamar Advertising, Cl A * (A)	7,300	200
La-Z-Boy, Cl Z (A)	6,100	53
Leggett & Platt	39,000	757
Lennar, Cl A	5,100	73
Liberty Global, Cl A *	14,200	320
Liberty Media—Capital, Ser A *	10,500	220
Liberty Media—Entertainment, Cl A *	9,060	282
Liberty Media—Interactive, Cl A * (A)	6,450	71
LKQ *	3,200	59
Lowe’s	358,245	7,502
Macy’s	77,900	1,425
Marriott International, Cl A (A)	73,815	2,037
Mattel	2,300	43
McDonald’s	91,986	5,250
McGraw-Hill	16,800	422
Mohawk Industries * (A)	2,829	135
New York Times, Cl A (A)	10,200	83
News, Cl A (A)	173,400	2,079
Nike, Cl B (A)	117,600	7,609
Nordstrom (A)	4,900	150
NVR *	100	64
Omnicom Group (A)	6,000	222
O’Reilly Automotive * (A)	1,800	65
Penn National Gaming *	2,300	64
PetMed Express (A)	14,100	266
PetSmart	49,508	1,077

1	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Polo Ralph Lauren (A)	900	$69
priceline.com *	16,400	2,719
Pulte Homes	3,600	40
RadioShack (A)	45,100	747
Regal Entertainment Group, Cl A	2,700	33
Ross Stores	30,800	1,471
Sally Beauty Holdings * (A)	26,000	185
Scholastic	1,700	41
Scientific Games, Cl A *	3,600	57
Sears Holdings * (A)	69,500	4,539
Shaw Communications, Cl B	39,400	710
Sherwin-Williams	1,700	102
Smith & Wesson Holding * (A)	58,400	306
Snap-On	778	27
Sonic Automotive, Cl A (A)	20,600	216
Stanley Works (A)	29,900	1,276
Staples (A)	447,717	10,396
Starbucks * (A)	10,038	207
Starwood Hotels & Resorts Worldwide (A)	55,290	1,826
Strayer Education (A)	3,300	718
Target	158,254	7,387
Tempur-Pedic International	6,400	121
Texas Roadhouse, Cl A * (A)	19,700	209
Tiffany	1,800	69
Tim Hortons	1,500	42
Time Warner	369,522	10,635
Time Warner Cable, Cl A (A)	109,163	4,704
TJX	88,000	3,269
Toll Brothers *	2,200	43
Urban Outfitters *	2,500	76
VF (A)	1,400	101
Viacom, Cl B *	112,492	3,154
Virgin Media (A)	12,500	174
Walt Disney (A)	167,257	4,593
Washington Post, Cl B	100	47
Weight Watchers International	125,400	3,433
Whirlpool (A)	17,900	1,252
Wyndham Worldwide	58,300	951
Wynn Resorts *	19,100	1,354
Yum! Brands (A)	60,600	2,046

		167,340

Consumer Staples — 8.1%
Alberto-Culver	1,700	47
Altria Group	94,110	1,676
American Italian
Pasta, Cl A *	8,700	237
Archer-Daniels-Midland	104,757	3,061

Description	Shares	Market Value ($ Thousands)
Avon Products	128,146	$4,352
BJ’s Wholesale Club * (A)	31,357	1,136
Brown-Forman, Cl B	1,500	72
Bunge (A)	2,500	157
Campbell Soup (A)	77,800	2,538
Chiquita Brands International * (A)	46,000	743
Church & Dwight	800	45
Clorox (A)	9,969	586
Coca-Cola (A)	123,839	6,650
Coca-Cola Enterprises (A)	106,400	2,278
Colgate-Palmolive	18,320	1,398
ConAgra Foods	173,450	3,760
Constellation Brands, Cl A *	3,000	46
Corn Products International	16,400	468
Costco Wholesale	95,960	5,418
CVS Caremark	189,205	6,762
Dean Foods *	15,800	281
Del Monte Foods	147,100	1,703
Dr Pepper Snapple Group *	25,800	742
Energizer Holdings *	1,628	108
Estee Lauder, Cl A (A)	3,500	130
General Mills	20,184	1,300
Herbalife	52,200	1,709
Hershey	1,900	74
HJ Heinz	3,797	151
Hormel Foods	2,000	71
Kellogg	16,258	800
Kimberly-Clark	48,217	2,844
Kraft Foods, Cl A (A)	197,284	5,183
Kroger	70,952	1,464
Lorillard	6,250	464
McCormick	2,100	71
Molson Coors Brewing, Cl B	5,300	258
Pepsi Bottling Group	66,500	2,423
PepsiCo	238,605	13,997
Philip Morris International	99,499	4,850
Prestige Brands Holdings *	18,600	131
Procter & Gamble	418,388	24,233
Reynolds American (A)	55,400	2,466
Safeway	116,917	2,305
Sanderson Farms	6,300	237
Sara Lee	160,900	1,792
SUPERVALU	90,298	1,360
SYSCO (A)	52,750	1,311
Tyson Foods, Cl A	49,800	629
Walgreen (A)	247,210	9,263
Wal-Mart Stores	119,233	5,853
Whole Foods Market * (A)	3,700	113

		129,746

2	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Energy — 10.5%
Anadarko Petroleum	49,700	$3,118
Apache	32,435	2,979
Arch Coal	2,400	53
Baker Hughes (A)	27,941	1,192
BJ Services	76,900	1,494
Cabot Oil & Gas	1,500	54
Cal Dive International *	8,400	83
Cameron International *	3,800	144
Canadian Natural Resources	37,460	2,517
Chesapeake Energy	38,200	1,085
Chevron	333,209	23,468
Cimarex Energy (A)	15,843	686
ConocoPhillips	302,107	13,643
Consol Energy	2,800	126
Denbury Resources *	4,000	61
Devon Energy	22,690	1,528
Diamond Offshore Drilling (A)	13,800	1,318
Dresser-Rand Group *	22,200	690
El Paso	130,356	1,345
ENSCO International	6,000	255
EOG Resources (A)	89,500	7,474
Exterran Holdings *	2,700	64
Exxon Mobil	565,276	38,784
FMC Technologies * (A)	8,500	444
Frontline (A)	2,300	54
Halliburton (A)	200,285	5,432
Harvest Natural Resources *	8,800	45
Helix Energy Solutions Group *	104,700	1,568
Helmerich & Payne (A)	3,395	134
Hess	1,750	94
Holly	30,600	784
Marathon Oil	197,800	6,310
Mariner Energy *	931	13
Murphy Oil	59,916	3,449
Nabors Industries *	71,000	1,484
National Oilwell Varco *	86,101	3,714
Newfield Exploration *	39,400	1,677
Noble	3,800	144
Noble Energy	2,600	171
Occidental Petroleum	115,850	9,083
Oceaneering International *	1,200	68
Overseas Shipholding Group (A)	15,900	594
Patriot Coal * (A)	880	10
Patterson-UTI Energy	49,700	750
Peabody Energy	8,100	301
PetroHawk Energy * (A)	4,000	97
Petroleo Brasileiro ADR	31,180	1,431

Description	Shares	Market Value ($ Thousands)
Pioneer Natural Resources	4,944	$179
Plains Exploration & Production *	7,695	213
Pride International *	2,700	82
Range Resources (A)	27,195	1,342
Rowan	2,522	58
SandRidge Energy *	7,700	100
Schlumberger	133,626	7,964
SEACOR Holdings *	5,200	425
Seahawk Drilling *	180	6
Smith International (A)	5,428	156
Spectra Energy	90,843	1,721
Stone Energy *	44,600	727
Suncor Energy	70,258	2,428
Sunoco	36,400	1,036
Swift Energy * (A)	10,100	239
Teekay Shipping	3,100	68
Tidewater	29,350	1,382
Transocean *	47,325	4,048
Valero Energy	63,294	1,227
Venoco *	4,900	56
Weatherford International *	6,600	137
Western Refining * (A)	26,300	170
Williams	66,800	1,194
XTO Energy	69,928	2,889

		167,859

Financials — 15.9%
ACE	27,600	1,476
Affiliated Managers Group *	1,000	65
Aflac	193,560	8,273
Alexandria Real Estate Equities † (A)	1,000	54
Allied World Assurance Holdings	16,700	800
Allstate	189,950	5,816
American Equity Investment Life Holding	27,300	192
American Express	231,362	7,843
American Financial Group	61,800	1,576
American International Group *	2,900	128
AmeriCredit * (A)	10,900	172
Ameriprise Financial	116,090	4,218
Annaly Capital Management †	146,713	2,661
AON	5,050	206
Apartment Investment & Management, Cl A †	8,115	120
Argo Group International Holdings *	11,500	387
Arthur J. Gallagher	2,600	63
Aspen Insurance Holdings	4,400	116
Assurant	18,800	603
Astoria Financial (A)	48,500	535
AvalonBay Communities † (A)	1,900	138

3	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Axis Capital Holdings	46,700	$1,409
Bancorpsouth (A)	2,100	51
Bank of America	1,260,224	21,323
Bank of Hawaii	50	2
Bank of New York Mellon	300,404	8,709
BB&T	111,600	3,040
BlackRock	5,900	1,279
Boston Properties † (A)	1,600	105
Brandywine Realty Trust †	66,300	732
BRE Properties, Cl A †	2,200	69
Brookfield Asset Management, Cl A	55,100	1,252
Brown & Brown	2,200	42
Camden Property Trust †	2,200	89
Capital One Financial	131,300	4,691
Charles Schwab (A)	192,948	3,695
Chimera Investment †	11,500	44
Chubb	96,300	4,854
Cincinnati Financial	44,100	1,146
Citigroup	1,069,900	5,178
CME Group	36,350	11,203
Comerica	35,700	1,059
Commerce Bancshares	2,700	101
Credicorp	15,900	1,236
Cullen/Frost Bankers	1,900	98
Digital Realty Trust †	1,300	59
Dime Community Bancshares (A)	6,600	75
Discover Financial Services	4,800	78
Duke Realty † (A)	47,900	575
Endurance Specialty Holdings (A)	56,400	2,057
Equity Residential †	4,687	144
Erie Indemnity, Cl A	1,400	52
Everest Re Group	16,200	1,421
Federal Realty Investment Trust † (A)	800	49
Federated Investors, Cl B (A)	42,800	1,129
Fidelity National Financial, Cl A	5,399	81
Fifth Third Bancorp	13,100	133
First American (A)	2,100	68
First Citizens BancShares, Cl A	600	95
First Community Bancshares (A)	2,000	25
First Horizon National *	14,787	196
Flagstone Reinsurance Holdings	5,500	62
Forest City Enterprises, Cl A (A)	62,400	834
Franklin Resources (A)	24,550	2,470
GFI Group	22,100	160
Goldman Sachs Group	97,875	18,043
Greenlight Capital Re *	6,300	118
Hanover Insurance Group	4,297	178

Description	Shares	Market Value ($ Thousands)
Hartford Financial Services Group	36,700	$973
HCC Insurance Holdings	1,500	41
Health Care † (A)	1,371	57
Highwoods Properties †	750	24
Hospitality Properties Trust † (A)	66,300	1,351
Host Hotels & Resorts †	5,200	61
HRPT Properties Trust †	145,600	1,095
Hudson City Bancorp	102,800	1,352
Huntington Bancshares (A)	119,900	565
IntercontinentalExchange * (A)	59,691	5,801
Invesco	12,600	287
Investment Technology Group *	2,400	67
Jefferies Group (A)	7,900	215
JPMorgan Chase	628,321	27,533
Keycorp	55,800	363
Kimco Realty †	3,600	47
Legg Mason	2,100	65
Liberty Property Trust †	1,900	62
Lincoln National	90,800	2,353
Loews	3,100	106
M&T Bank (A)	2,500	156
Macerich † (A)	5,753	175
Mack-Cali Realty †	2,700	87
Maiden Holdings	5,700	41
Manulife Financial (B)	1,565	33
Marsh & McLennan	5,906	146
Marshall & Ilsley	11,700	94
MBIA * (A)	7,600	59
Mercury General	1,700	62
MetLife	35,300	1,344
MF Global *	9,400	68
MFA Financial †	18,700	149
Montpelier Re Holdings (A)	20,300	331
Moody’s (A)	39,238	803
Morgan Stanley	232,230	7,171
MSCI, Cl A *	10,100	299
Nationwide Health Properties †	1,500	46
Nelnet, Cl A *	3,200	40
New York Community Bancorp (A)	82,200	939
Northern Trust	16,730	973
NYSE Euronext	146,300	4,227
Old Republic International (A)	8,600	105
OneBeacon Insurance Group, Cl A	8,000	110
optionsXpress Holdings	11,100	192
PartnerRe	4,200	323
People’s United Financial	129,815	2,020
PHH *	34,100	676
Piper Jaffray *	366	17

4	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Platinum Underwriters Holdings	35,800	$1,283
Plum Creek Timber † (A)	2,090	64
PNC Financial Services Group	47,200	2,293
Principal Financial Group	45,800	1,254
Progressive (A)	75,782	1,256
Prologis † (A)	11,200	134
Protective Life	16,000	343
Prudential Financial	113,300	5,655
Public Storage †	2,050	154
Ramco-Gershenson Properties †	16,500	147
Raymond James Financial (A)	2,025	47
Regency Centers †	850	32
Regions Financial	85,400	530
Reinsurance Group of America, Cl A	20,200	901
RenaissanceRe Holdings	800	44
Simon Property Group †	8,001	555
SLM *	7,400	65
StanCorp Financial Group	20,300	820
State Street (A)	77,800	4,092
Student Loan	1,300	60
Sunstone Hotel Investors † (A)	42,300	300
SunTrust Banks (A)	27,800	627
SVB Financial Group * (A)	1,550	67
T. Rowe Price Group (A)	45,900	2,098
Taubman Centers † (A)	49,400	1,782
TD Ameritrade Holding *	7,650	150
Transatlantic Holdings	2,400	120
Travelers (A)	124,365	6,123
Trustco Bank NY (A)	18,700	117
Unitrin	4,900	96
Unum Group	90,550	1,941
US Bancorp (A)	161,665	3,534
Validus Holdings	22,761	587
Ventas †	3,400	131
Vornado Realty Trust †	1,539	99
Waddell & Reed Financial, Cl A	2,800	80
Walter Investment Management †	876	14
Washington Federal (A)	3,900	66
Weingarten Realty Investors † (A)	4,600	92
Wells Fargo (A)	661,514	18,642
White Mountains Insurance Group	300	92
World Acceptance * (A)	5,300	134
XL Capital, Cl A (A)	12,400	217

		254,893

Health Care — 13.1%
Abbott Laboratories	113,978	5,638
Abraxis Bioscience *	3,600	131

Description	Shares	Market Value ($ Thousands)
Aetna	290,200	$8,076
Allergan	205,608	11,670
American Dental Partners *	2,200	31
American Medical Systems Holdings *	20,600	349
AmerisourceBergen	132,276	2,960
Amgen *	167,963	10,116
Amylin Pharmaceuticals * (A)	3,700	51
Baxter International	134,390	7,662
Beckman Coulter	600	41
Becton Dickinson	24,110	1,682
Biogen Idec *	55,178	2,788
Bio-Reference Labs *	1,400	48
Boston Scientific *	63,317	670
Bristol-Myers Squibb	139,045	3,131
C.R. Bard	23,830	1,873
Cantel Medical *	5,400	81
Cardinal Health	22,100	592
Celgene * (A)	9,100	509
Cerner * (A)	1,100	82
Charles River Laboratories International *	1,600	59
Cigna	3,540	99
Cooper	2,100	62
Covance *	1,100	60
Coventry Health Care *	48,100	960
Covidien	3,750	162
DaVita *	1,425	81
Dendreon * (A)	1,600	45
Dentsply International	2,300	79
Edwards Lifesciences *	700	49
Eli Lilly	139,047	4,593
Endo Pharmaceuticals Holdings * (A)	72,200	1,634
Enzon Pharmaceuticals * (A)	16,000	132
ev3 *	8,800	108
Express Scripts *	71,494	5,547
Forest Laboratories *	123,900	3,648
Genzyme *	7,550	428
Gilead Sciences *	255,540	11,903
Health Management Associates, Cl A * (A)	9,200	69
Health Net *	9,000	139
Henry Schein *	1,000	55
HLTH * (A)	4,042	59
Hologic *	7,600	124
Hospira *	17,800	794
Humana *	25,679	958
ICU Medical *	6,900	254
Idexx Laboratories * (A)	1,300	65
Illumina *	2,800	119
IMS Health	3,300	51

5	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Intuitive Surgical * (A)	6,650	$1,744
Invacare (A)	9,500	212
Inverness Medical Innovations *	1,700	66
Johnson & Johnson (A)	327,252	19,926
Kinetic Concepts *	34,900	1,291
King Pharmaceuticals * (A)	62,950	678
Laboratory Corp of America Holdings *	3,850	253
Life Technologies *	4,591	214
Lincare Holdings * (A)	35,200	1,100
McKesson	2,326	139
Medco Health Solutions *	151,886	8,401
Mednax *	1,500	82
Medtronic	125,376	4,614
Merck (A)	327,933	10,373
Meridian Bioscience (A)	14,200	355
Mettler Toledo International *	10,250	929
Millipore *	3,800	267
Mylan Laboratories * (A)	7,475	120
Novo Nordisk ADR (A)	80,600	5,074
Orthofix International *	5,500	162
OSI Pharmaceuticals *	1,100	39
Patterson *	2,100	57
PerkinElmer	5,950	114
Perrigo (A)	12,100	411
Pfizer (A)	772,268	12,781
Pharmaceutical Product Development	5,200	114
Psychiatric Solutions *	2,100	56
Quest Diagnostics	29,804	1,555
Quidel *	8,900	144
ResMed *	9,000	407
Schering-Plough	46,331	1,309
Sepracor *	5,100	117
St. Jude Medical *	143,160	5,585
STERIS	8,800	268
Stryker	45,100	2,049
Symmetry Medical *	7,200	75
Techne	800	50
Teva Pharmaceutical Industries ADR (A)	71,235	3,602
Thermo Fisher Scientific *	80,896	3,533
UnitedHealth Group	523,676	13,113
Valeant Pharmaceuticals International * (A)	27,900	783
Varian Medical Systems *	2,900	122
VCA Antech *	2,200	59
Vertex Pharmaceuticals * (A)	2,700	102
Waters *	1,600	89
Watson Pharmaceuticals * (A)	4,400	161
WellPoint *	108,444	5,136
Wyeth	175,100	8,506
Zimmer Holdings *	48,156	2,574

		209,428

Description	Shares	Market Value ($ Thousands)

Industrials — 8.4%
3M	43,600	$3,217
ABB ADR (A)	41,890	839
Aecom Technology *	1,500	41
AGCO *	400	11
Alliant Techsystems *	14,500	1,129
AMR *	7,100	56
AO Smith	6,300	240
Boeing (A)	89,981	4,873
Burlington Northern Santa Fe	44,830	3,579
C.H. Robinson Worldwide (A)	24,302	1,403
Caterpillar (A)	43,565	2,236
Cintas	1,700	52
Colfax *	10,800	115
Continental Airlines, Cl B * (A)	7,650	126
Con-way	3,100	119
Cooper Industries, Cl A	18,700	703
Copart *	1,600	53
Crane	850	22
CSX	44,462	1,861
Cummins	61,055	2,736
Danaher	57,424	3,866
Deere	27,300	1,172
Delta Air Lines *	8,100	72
Donaldson	1,900	66
Dover	29,400	1,140
Dun & Bradstreet	800	60
DynCorp International, Cl A *	6,900	124
Eaton	1,979	112
Emerson Electric	57,899	2,321
Equifax	13,301	388
Expeditors International of Washington	183,300	6,443
Fastenal (A)	2,800	108
Federal Signal	4,600	33
FedEx	17,933	1,349
First Solar * (A)	557	85
Flowserve	2,004	197
Fluor (A)	29,200	1,485
Foster Wheeler *	2,100	67
FTI Consulting * (A)	900	38
Gardner Denver *	28,300	987
GATX (A)	1,600	45
General Cable * (A)	3,000	117
General Dynamics	77,706	5,020
General Electric	1,345,798	22,098
Goodrich	30,350	1,649
Harsco	38,100	1,349

6	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Honeywell International	75,563	$2,807
IHS, Cl A *	900	46
Illinois Tool Works	11,529	492
Ingersoll-Rand	3,300	101
Iron Mountain * (A)	3,625	97
ITT	15,900	829
Jacobs Engineering Group *	3,140	144
John Bean Technologies	216	4
Joy Global	30,800	1,507
KBR	54,800	1,276
Kennametal	3,000	74
L-3 Communications Holdings	38,500	3,092
Lockheed Martin	20,870	1,630
Manpower	800	45
McDermott International *	34,300	867
Monster Worldwide *	3,200	56
MSC Industrial Direct, Cl A (A)	2,000	87
Norfolk Southern	49,990	2,155
Northrop Grumman	87,834	4,545
Oshkosh Truck (A)	7,000	216
PACCAR (A)	6,134	231
Pall	2,322	75
Parker Hannifin	43,775	2,269
Pentair	2,400	71
Precision Castparts	1,500	153
Quanta Services *	76,900	1,702
Raytheon	98,300	4,716
Republic Services	7,345	195
Robert Half International	1,300	33
Rockwell Automation	3,000	128
Rockwell Collins	3,450	175
Roper Industries	1,900	97
RR Donnelley & Sons	126,500	2,690
Shaw Group *	1,550	50
Skywest	821	14
Southwest Airlines	20,700	199
SPX	749	46
Stericycle *	5,700	276
Tennant (A)	1,400	41
Thomas & Betts *	1,900	57
Toro (A)	5,700	227
Trinity Industries (A)	5,700	98
Tyco International	80,100	2,762
Union Pacific	65,680	3,832
United Parcel Service, Cl B	151,385	8,549
United Technologies	167,361	10,197
URS *	1,700	74
Waste Management (A)	23,218	692
WESCO International *	2,000	58
WW Grainger (A)	5,709	510

		134,089

Description	Shares	Market Value ($ Thousands)
Information Technology — 20.6%
Accenture, Cl A	46,475	$1,732
Acme Packet *	8,200	82
Activision Blizzard *	11,700	145
Adobe Systems * (A)	258,357	8,536
Advent Software * (A)	1,378	55
Affiliated Computer Services, Cl A *	1,100	60
Agilent Technologies *	4,050	113
Akamai Technologies *	3,000	59
Altera	2,400	49
Amdocs *	33,600	903
Amphenol, Cl A	2,800	106
Analog Devices	51,345	1,416
Apple *	173,213	32,109
Applied Materials	25,700	344
Applied Micro Circuits *	12,800	128
Arris Group *	10,800	141
Arrow Electronics *	5,000	141
ASML Holding, Cl G (A)	52,215	1,544
Autodesk *	72,109	1,716
Automatic Data Processing	5,418	213
Avnet *	7,500	195
BMC Software *	15,948	599
Broadcom, Cl A * (A)	209,555	6,431
Broadridge Financial Solutions	3,000	60
CA	192,097	4,224
Cadence Design Systems * (A)	11,100	81
Ciena * (A)	6,400	104
Cirrus Logic *	7,300	41
Cisco Systems *	978,837	23,042
Citrix Systems *	4,750	186
Cognizant Technology Solutions, Cl A *	4,456	172
Computer Sciences *	43,000	2,267
Compuware * (A)	40,600	298
Convergys *	31,100	309
Corning	65,310	1,000
Cree * (A)	13,600	500
Cypress Semiconductor * (A)	6,250	65
DealerTrack Holdings *	10,200	193
Dell * (A)	142,500	2,175
Diebold	1,700	56
Dolby Laboratories, Cl A * (A)	5,835	223
DST Systems * (A)	3,850	172
DTS *	2,500	68
eBay *	254,334	6,005
Electronic Arts * (A)	207,732	3,957
EMC *	560,931	9,558
Equinix * (A)	800	73
F5 Networks *	1,800	71
Factset Research Systems (A)	900	60

7	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Fidelity National Information Services (A)	3,264	$83
Fiserv *	21,842	1,053
Global Payments	2,000	93
Google, Cl A *	45,999	22,809
Harris	30,100	1,132
Harris Stratex Networks, Cl A *	7,477	52
Hewitt Associates, Cl A *	1,500	55
Hewlett-Packard	313,418	14,796
IAC * (A)	3,695	75
infoGROUP	5,400	38
Ingram Micro, Cl A *	104,800	1,766
Intel	555,731	10,876
Interactive Intelligence *	3,700	71
International Business Machines	130,453	15,604
International Rectifier *	3,500	68
Intersil, Cl A	4,000	61
Intuit * (A)	223,631	6,374
j2 Global Communications *	8,600	198
Juniper Networks * (A)	29,446	796
Lam Research * (A)	1,300	44
Lender Processing Services	1,632	62
Lexmark International, Cl A *	27,400	590
LSI Logic * (A)	12,300	67
Marvell Technology Group *	27,900	452
Mastercard, Cl A (A)	43,990	8,893
McAfee *	11,000	482
MEMC Electronic Materials *	5,800	96
Mentor Graphics * (A)	16,400	153
Metavante Technologies *	2,700	93
Microchip Technology (A)	2,350	62
Micron Technology * (A)	11,200	92
Microsoft	987,800	25,574
Motorola (A)	44,800	385
National Semiconductor	9,100	130
NCR *	81,700	1,129
NetApp * (A)	7,296	195
NeuStar, Cl A *	28,600	646
Nokia ADR (A)	135,800	1,985
Novatel Wireless *	7,500	85
Novell *	13,200	60
Nvidia *	12,250	184
Oracle	452,737	9,435
Paychex (A)	55,400	1,609
Pegasystems	4,300	149
Polycom *	1,164	31
QLogic * (A)	59,700	1,027
Qualcomm	475,949	21,408
Rackspace Hosting * (A)	96,100	1,639
Rambus * (A)	5,000	87
Red Hat *	13,800	381

Description	Shares	Market Value ($ Thousands)
RightNow Technologies *	9,000	$130
Rovi *	23	1
Salesforce.com *	1,500	85
SanDisk *	8,400	182
Seagate Technology (A)	245,100	3,728
Silicon Laboratories * (A)	14,100	654
Sohu.com *	1,000	69
Sun Microsystems * (A)	10,600	96
Symantec * (A)	425,614	7,010
Tech Data *	41,200	1,714
Tellabs *	11,600	80
Teradata *	197,900	5,446
Teradyne * (A)	9,800	91
Texas Instruments	280,400	6,643
TIBCO Software *	13,400	127
Total System Services	3,100	50
Trimble Navigation *	2,600	62
Tyco Electronics	12,900	287
Verigy *	863	10
VeriSign * (A)	236,754	5,609
Visa, Cl A (A)	186,117	12,863
Vishay Intertechnology * (A)	81,300	642
VMware, Cl A *	2,000	80
Western Digital *	78,950	2,884
Western Union	294,952	5,581
Xerox	178,400	1,381
Xilinx (A)	4,600	108
Yahoo! *	483,515	8,611
Zebra Technologies, Cl A *	2,400	62

		329,288

Materials — 3.4%
Air Products & Chemicals	5,550	430
AK Steel Holding	6,500	128
Alcoa (A)	48,500	636
Allegheny Technologies	1,800	63
Alpha Natural Resources * (A)	2,600	92
AM Castle	2,700	27
Ashland	26,300	1,137
Ball	18,200	895
Bemis	2,400	62
BHP Billiton ADR (A)	21,970	1,450
Celanese, Ser A	12,800	320
CF Industries Holdings	900	77
Commercial Metals	4,600	82
Crown Holdings *	2,200	60
Dow Chemical	9,975	260
E.I. Du Pont de Nemours	64,406	2,070
Eagle Materials (A)	753	21
Eastman Chemical	52,400	2,805

8	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Ecolab	19,000	$878
FMC	900	51
Freeport-McMoRan Copper & Gold, Cl B	53,665	3,682
Greif, Cl A	1,500	83
Hawkins (A)	1,400	33
International Flavors & Fragrances	1,400	53
International Paper	3,800	85
Kaiser Aluminum	5,100	186
Koppers Holdings	5,000	148
Lubrizol	38,200	2,730
Martin Marietta Materials	550	51
MeadWestvaco	8,400	187
Monsanto	77,630	6,008
Mosaic	8,400	404
Nalco Holding	25,900	531
NewMarket	4,400	409
Newmont Mining	12,900	568
Nucor (A)	45,400	2,134
OM Group *	2,300	70
Owens-Illinois *	23,150	854
Pactiv *	45,032	1,173
Potash Corp of Saskatchewan (A)	17,490	1,580
PPG Industries	3,000	175
Praxair (A)	131,725	10,761
Reliance Steel & Aluminum	24,000	1,022
Rock-Tenn, Cl A	19,300	909
Royal Gold	900	41
RPM International	1,500	28
Scotts Miracle-Gro, Cl A	11,800	507
Sealed Air	6,700	132
Sigma-Aldrich (A)	2,200	119
Sonoco Products	70,400	1,939
Southern Copper (A)	91,111	2,796
Steel Dynamics	4,900	75
Stepan	1,500	90
Syngenta ADR	72,600	3,336
Terra Industries	1,900	66
United States Steel (A)	1,568	70
Walter Energy	4,100	246
Weyerhaeuser	2,300	84

		54,909

Telecommunication Services — 3.6%
American Tower, Cl A * (A)	133,484	4,859
AT&T	902,446	24,375
Atlantic Telegraph- Network	4,300	230
CenturyTel	51,817	1,741
Crown Castle International * (A)	330,752	10,372
iPCS *	3,200	56
Leap Wireless International * (A)	1,800	35
NII Holdings *	50,400	1,511
NTELOS Holdings	3,500	62

Description	Shares	Market Value ($ Thousands)
Qwest Communications International (A)	19,518	$74
SBA Communications, Cl A * (A)	2,100	57
Sprint Nextel *	203,200	803
Telephone & Data Systems, Cl L	1,300	38
Telephone & Data Systems	1,900	59
US Cellular *	1,976	77
Verizon Communications	440,259	13,327
Windstream (A)	8,323	84

		57,760

Utilities — 3.7%
AES *	724,750	10,741
AGL Resources	21,300	751
Allegheny Energy	4,200	112
Alliant Energy	68,000	1,894
Ameren	77,700	1,964
American Electric Power	127,800	3,961
American Water Works	19,500	389
Aqua America (A)	3,633	64
Atmos Energy	4,300	121
Calpine *	6,300	72
Centerpoint Energy	9,600	119
CMS Energy (A)	85,000	1,139
Consolidated Edison	1,200	49
Constellation Energy Group	51,210	1,658
Dominion Resources (A)	53,283	1,838
DPL (A)	2,000	52
DTE Energy	69,800	2,453
Duke Energy	25,144	396
Dynegy, Cl A *	6,800	17
Edison International	101,200	3,398
Energen	36,500	1,573
Entergy	3,348	267
Equities (A)	2,100	90
Exelon (A)	63,076	3,130
FirstEnergy (A)	39,000	1,783
FPL Group	9,638	532
Great Plains Energy	3,500	63
Hawaiian Electric Industries (A)	7,900	143
Mirant *	142,300	2,338
National Fuel Gas	1,300	60
NiSource (A)	76,500	1,063
NRG Energy * (A)	31,000	874
NV Energy	36,000	417
OGE Energy	1,074	35
Pepco Holdings	55,000	819
PG&E (A)	36,050	1,460
Pinnacle West Capital	25,300	830
PPL	23,900	725

9	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Progress Energy	2,400	94
Public Service Enterprise Group	86,100	2,707
Questar	3,500	131
Sempra Energy	107,147	5,337
Southern	8,564	271
Southern Union	112,500	2,339
UGI	13,200	331
Wisconsin Energy	1,000	45
Xcel Energy	8,453	163

		58,808

Total Common Stock (Cost $1,360,931) ($ Thousands)		1,564,120

AFFILIATED PARTNERSHIP — 12.2%
SEI Liquidity Fund, L.P., 0.400% (C) ** ††	199,190,995	194,572

Total Affiliated Partnership (Cost $199,191) ($ Thousands)		194,572

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.1% ** ††	35,023,835	35,024

Total Cash Equivalent (Cost $35,024) ($ Thousands)		35,024

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.000%, 12/17/09 (D) (E)	$100	100
0.147%, 12/03/09 (D) (E)	4,500	4,500

Total U.S. Treasury Obligations (Cost $4,598) ($ Thousands)		4,600

Total Investments — 112.5% (Cost $1,599,744) ($ Thousands)		$1,798,316

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	3	Dec-2009	$7
S&P Composite Index	86	Dec-2009	536
S&P Mid 400 Index E-MINI	38	Dec-2009	81

			$624

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,599,114 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2009.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at September 30, 2009. The total market value of securities on loan at September 30, 2009 was $194,483 ($ Thousands).
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	This security was purchased with cash collateral received from securities on loan. The total market value of such securities as of September 30, 2009 was $194,572 ($ Thousands).
(D)	The rate reported is the effective yield at the time of purchase.
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

10	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 77.8%
Consumer Discretionary — 7.5%
Advance Auto Parts	6,300	$247
Aeropostale *	700	30
Amazon.com *	58,200	5,434
American Eagle Outfitters	5,600	94
American Greetings, Cl A	3,700	83
Apollo Group, Cl A *	10,100	744
Autoliv	15,900	534
Autonation *	2,700	49
Autozone *	4,783	699
Bed Bath & Beyond *	3,000	113
Best Buy	46,900	1,760
Big Lots *	19,300	483
BorgWarner	2,200	67
Brinker International	4,000	63
Brink’s Home Security Holdings *	1,400	43
Cablevision Systems, Cl A	7,210	171
California Pizza Kitchen *	3,600	56
Career Education *	5,600	137
Carmax *	7,400	155
Carmike Cinemas *	1,400	14
Carnival	2,100	70
Carter’s *	2,300	61
CBS, Cl B	2,200	26
Chico’s FAS *	47,100	612
Chipotle Mexican Grill, Cl A *	6,000	582
Coach	47,600	1,567
Comcast, Cl A	486,448	8,216
Core-Mark Holding *	900	26
Darden Restaurants	18,000	614
Dick’s Sporting Goods *	6,500	146
DIRECTV Group *	121,120	3,340
Discovery Communications, Cl C *	1,500	39
DISH Network, Cl A *	33,199	639
Dollar Tree *	900	44
DR Horton	4,100	47
DreamWorks Animation SKG, Cl A *	900	32
Eastman Kodak	268,700	1,285
Expedia *	6,800	163
Family Dollar Stores	6,800	180
Ford Motor *	230,781	1,664
GameStop, Cl A *	800	21
Gannett	41,500	519
Gap	81,800	1,751
Garmin	16,700	630
Genuine Parts	4,763	181
Goodyear Tire & Rubber *	10,000	170
Grand Canyon Education *	6,000	107
H&R Block	11,500	211

Description	Shares	Market Value ($ Thousands)
Hanesbrands *	27,100	$580
Harley-Davidson	300	7
Harman International Industries	1,100	37
Hasbro	9,900	275
Home Depot	46,000	1,225
International Game Technology	12,700	273
ITT Educational Services *	1,400	155
J.C. Penney	111,700	3,770
Jarden	2,100	59
John Wiley & Sons, Cl A	800	28
Johnson Controls	51,009	1,304
JOS A Bank Clothiers *	500	22
KB Home	3,400	56
Kenneth Cole Productions, Cl A	1,900	19
Kohl’s *	5,256	300
Las Vegas Sands *	2,300	39
Leggett & Platt	36,900	716
Lennar, Cl A	8,100	115
Liberty Global, Cl A *	18,800	424
Liberty Media - Capital, Ser A *	3,600	75
Liberty Media - Entertainment, Cl A *	6,900	215
Liberty Media - Interactive, Cl A *	2,300	25
Limited Brands	5,400	92
Lowe’s	86,700	1,815
Macy’s	70,500	1,289
Marriott International, Cl A	3,506	97
Marvel Entertainment *	9,400	466
McDonald’s	28,442	1,623
McGraw-Hill	9,800	246
MDC Holdings	1,400	49
Meredith	800	24
MGM Mirage *	9,000	108
NetFlix *	500	23
Newell Rubbermaid	1,800	28
News, Cl A	8,500	102
Nike, Cl B	52,624	3,405
Nordstrom	2,100	64
Office Depot *	17,800	118
Omnicom Group	12,200	451
O’Reilly Automotive *	7,000	253
Panera Bread, Cl A *	300	17
Penn National Gaming *	5,600	155
PetSmart	28,400	618
Polo Ralph Lauren	9,000	690
priceline.com *	5,000	829
Pulte Homes	5,527	61
RadioShack	33,600	557
Regal Entertainment Group, Cl A	3,700	46
Rent-A-Center *	1,100	21
Ross Stores	16,200	774

1	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Royal Caribbean Cruises	3,000	$72
Sally Beauty Holdings *	11,400	81
Scientific Games, Cl A *	2,100	33
Scripps Networks Interactive, Cl A	800	30
Sears Holdings *	35,500	2,318
Shaw Communications, Cl B	13,300	240
Sherwin-Williams	2,480	149
Signet Jewelers *	1,100	29
Smith & Wesson Holding *	29,700	155
Sonic Automotive, Cl A	13,700	144
Stanley Works	1,200	51
Staples	164,300	3,815
Starbucks *	11,201	231
Starwood Hotels & Resorts Worldwide	800	26
Steven Madden *	1,700	63
Strayer Education	1,800	392
Sturm Ruger	2,500	32
Target	40,845	1,907
Tempur-Pedic International	2,200	42
Texas Roadhouse, Cl A *	8,200	87
Tim Hortons	10,400	294
Time Warner	196,656	5,660
Time Warner Cable, Cl A	46,615	2,009
TJX	34,400	1,278
Toll Brothers *	1,800	35
TravelCenters of America LLC *	1	—
TRW Automotive Holdings *	12,600	211
Universal Technical Institute *	2,000	39
VF	2,918	211
Viacom, Cl B *	7,900	222
Virgin Media	13,200	184
Walt Disney	59,010	1,620
Weight Watchers International	42,000	1,152
Wendy’s, Cl A	9,200	44
Whirlpool	7,400	518
Williams-Sonoma	6,300	127
WMS Industries *	2,400	107
Wyndham Worldwide	26,700	436
Wynn Resorts *	1,400	99
Yum! Brands	24,600	831

		82,633

Consumer Staples — 6.8%
Altria Group	42,952	765
American Italian Pasta, Cl A *	5,900	160
Archer-Daniels-Midland	28,500	833
Avon Products	22,000	747
Brown-Forman, Cl B	4,975	240

Description	Shares	Market Value ($ Thousands)
Bunge	15,200	$952
Campbell Soup	13,800	450
Casey’s General Stores	11,500	361
Central European Distribution *	1,600	53
Chiquita Brands International *	15,500	251
Church & Dwight	300	17
Clorox	11,000	647
Coca-Cola	47,005	2,524
Coca-Cola Enterprises	59,600	1,276
Colgate-Palmolive	9,512	725
ConAgra Foods	85,900	1,862
Constellation Brands, Cl A *	1,600	24
Corn Products International	600	17
Costco Wholesale	65,917	3,722
CVS Caremark	109,488	3,913
Dean Foods *	3,900	69
Del Monte Foods	48,900	566
Dr Pepper Snapple Group *	500	14
Energizer Holdings *	900	60
Estee Lauder, Cl A	600	22
General Mills	18,900	1,217
Green Mountain Coffee Roasters *	400	30
Hansen Natural *	1,200	44
Herbalife	29,100	953
Hershey	14,200	552
HJ Heinz	9,674	385
Hormel Foods	3,500	124
JM Smucker	4,700	249
Kellogg	15,775	777
Kimberly-Clark	18,835	1,111
Kraft Foods, Cl A	37,739	991
Kroger	83,121	1,716
Lancaster Colony	1,800	92
Lorillard	2,150	160
McCormick	953	32
NBTY *	800	32
Pepsi Bottling Group	4,806	175
PepsiAmericas	1,800	52
PepsiCo	108,847	6,385
Philip Morris International	88,009	4,290
Prestige Brands Holdings *	5,200	36
Procter & Gamble	199,249	11,540
Ralcorp Holdings *	600	35
Reynolds American	29,166	1,298
Safeway	38,100	751
Sanderson Farms	7,100	267
Sara Lee	226,442	2,523
Smithfield Foods *	5,200	72
SUPERVALU	28,500	429
SYSCO	174,266	4,331
Tyson Foods, Cl A	210,373	2,657
Walgreen	188,964	7,080

2	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Wal-Mart Stores	81,950	$4,023
Weis Markets	1,000	32
Whole Foods Market *	4,400	134

		74,845

Energy — 8.6%
Anadarko Petroleum	6,800	427
Apache	16,400	1,506
Arch Coal	2,600	58
Atwood Oceanics *	900	32
Baker Hughes	330	14
BJ Services	5,326	104
Cabot Oil & Gas	3,900	139
Cameron International *	1,176	45
Canadian Natural Resources	31,700	2,130
Chesapeake Energy	19,400	551
Chevron	233,021	16,412
Concho Resources *	3,783	137
ConocoPhillips	166,279	7,509
Consol Energy	2,300	104
Denbury Resources *	8,700	132
Devon Energy	13,400	902
Diamond Offshore Drilling	5,300	506
Dresser-Rand Group *	17,800	553
El Paso	58,200	601
Encore Acquisition *	3,000	112
EOG Resources	31,700	2,647
EXCO Resources	1,700	32
Exterran Holdings *	1,000	24
Exxon Mobil	394,987	27,100
FMC Technologies *	4,400	230
Forest Oil *	1,500	29
Frontier Oil	8,900	124
Frontline	900	21
Halliburton	48,400	1,313
Harvest Natural Resources *	4,200	22
Helix Energy Solutions Group *	47,000	704
Hess	845	45
Marathon Oil	97,710	3,117
Massey Energy	3,600	100
Murphy Oil	32,399	1,865
Nabors Industries *	500	10
National Oilwell Varco *	87,534	3,775
Newfield Exploration *	2,500	106
Noble Energy	2,200	145
Occidental Petroleum	95,407	7,480
Oceaneering International *	2,100	119
Oil States International *	13,500	474
Patterson-UTI Energy	52,000	785
Peabody Energy	2,800	104
PetroHawk Energy *	5,800	140
Petroleo Brasileiro ADR	26,100	1,198

Description	Shares	Market Value ($ Thousands)
Pioneer Natural Resources	1,100	$40
Plains Exploration & Production *	900	25
Pride International *	1,000	30
Quicksilver Resources *	7,300	104
Range Resources	21,700	1,071
Rowan	18,600	429
SandRidge Energy *	7,400	96
Schlumberger	33,600	2,003
SEACOR Holdings *	9,400	767
Seahawk Drilling *	193	6
Smith International	1,300	37
Southwestern Energy *	2,600	111
Spectra Energy	23,700	449
St. Mary Land & Exploration	1,200	39
Sunoco	18,400	524
Superior Energy Services *	200	5
Tesoro	4,500	67
Tidewater	3,500	165
Transocean *	30,600	2,617
Valero Energy	1,600	31
Venoco *	2,900	33
Western Refining *	8,400	54
Whiting Petroleum *	1,300	75
Williams	59,800	1,069
XTO Energy	37,391	1,545

		95,075

Financials — 12.8%
Affiliated Managers Group *	1,600	104
Aflac	113,316	4,843
Allied World Assurance Holdings	10,900	522
Allstate	102,760	3,146
AMB Property †	1,500	34
American Express	134,823	4,571
American Financial Group	26,600	678
American International Group *	1,600	71
AmeriCredit *	7,100	112
Ameriprise Financial	37,800	1,373
Annaly Capital Management †	81,100	1,471
Anworth Mortgage Asset †	12,500	99
AON	786	32
Arch Capital Group *	1,100	74
Argo Group International Holdings *	4,800	162
Aspen Insurance Holdings	7,100	188
Associated Banc-Corp	8,100	93
Assurant	16,974	544
Astoria Financial	11,400	126
AvalonBay Communities †	215	16
Axis Capital Holdings	31,400	948

3	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Bancorpsouth	7,000	$171
Bank of America	694,778	11,756
Bank of Hawaii	2,080	86
Bank of New York Mellon	195,744	5,675
BB&T	7,539	205
BlackRock	2,300	499
Boston Properties †	600	39
Brandywine Realty Trust †	38,000	420
Brookfield Asset Management, Cl A	25,100	570
Brown & Brown	8,300	159
Camden Property Trust †	500	20
Capital One Financial	79,200	2,830
CapitalSource	5,500	24
CB Richard Ellis Group, Cl A *	8,100	95
Charles Schwab	106,579	2,041
Chimera Investment †	40,500	155
Chubb	50,718	2,557
Cincinnati Financial	9,300	242
Citigroup	638,048	3,088
City National	2,800	109
CME Group	10,650	3,282
CNA Financial	14,600	352
Colonial Properties Trust †	7,700	75
Comerica	20,700	614
Commerce Bancshares	3,890	145
Compass Diversified Holdings	1,800	19
Corporate Office Properties Trust †	600	22
Credicorp	9,300	723
Cullen/Frost Bankers	3,700	191
Digital Realty Trust †	500	23
Dime Community Bancshares	4,600	53
Discover Financial Services	96,545	1,567
Duke Realty †	3,700	44
Eaton Vance	3,800	106
Endurance Specialty Holdings	38,800	1,415
Equity Residential †	700	21
Erie Indemnity, Cl A	1,500	56
Everest Re Group	1,500	132
Fairfax Financial Holdings	400	148
Federal Realty Investment Trust †	400	25
Federated Investors, Cl B	24,000	633
Fidelity National Financial, Cl A	300	5
Fifth Third Bancorp	82,300	834
First American	800	26
First Cash Financial Services *	1,300	22
First Community Bancshares	1,700	21

Description	Shares	Market Value ($ Thousands)
First Horizon National *	5,717	$76
Flagstone Reinsurance Holdings	4,100	46
Forest City Enterprises, Cl A	69,400	928
Fpic Insurance Group *	700	23
Franklin Resources	10,781	1,085
Fulton Financial	800	6
Genworth Financial, Cl A	5,600	67
GFI Group	6,000	43
Goldman Sachs Group	56,349	10,388
Greenhill	1,300	116
Greenlight Capital Re *	1,100	21
Hartford Financial Services Group	33,803	896
HCC Insurance Holdings	9,600	263
HCP †	4,100	118
Health Care †	700	29
Hospitality Properties Trust †	20,887	425
Host Hotels & Resorts †	8,000	94
HRPT Properties Trust †	16,500	124
Hudson City Bancorp	140,368	1,846
Huntington Bancshares	113,300	534
IntercontinentalExchange *	27,500	2,673
Invesco	9,400	214
Jefferies Group	8,000	218
Jones Lang LaSalle	2,100	99
JPMorgan Chase	317,311	13,904
Keycorp	13,600	88
Lazard, Cl A	3,600	149
Legg Mason	1,000	31
Leucadia National	600	15
Liberty Property Trust †	2,700	88
Lincoln National	5,600	145
Loews	11,957	410
M&T Bank	1,700	106
Mack-Cali Realty †	100	3
Marsh & McLennan	3,197	79
Marshall & Ilsley	13,200	107
MetLife	22,742	866
MFA Financial †	22,900	182
Montpelier Re Holdings	12,300	201
Moody’s	38,600	790
Morgan Stanley	56,062	1,731
MSCI, Cl A *	800	24
NASDAQ OMX Group *	4,300	90
Northern Trust	49,818	2,897
NYSE Euronext	91,100	2,632
Old Republic International	4,500	55
OneBeacon Insurance Group, Cl A	4,100	56
optionsXpress Holdings	14,000	242
PartnerRe	5,900	454
People’s United Financial	11,000	171

4	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
PHH *	7,900	$157
Platinum Underwriters Holdings	20,200	724
PNC Financial Services Group	19,146	930
Principal Financial Group	4,300	118
Progressive	9,800	162
Protective Life	3,400	73
Prudential Financial	41,800	2,086
Public Storage †	2,600	196
Ramco-Gershenson Properties †	4,400	39
Raymond James Financial	5,400	126
Realty Income †	1,200	31
Regions Financial	13,584	84
Reinsurance Group of America, Cl A	10,500	468
RenaissanceRe Holdings	2,500	137
Senior Housing Properties Trust †	25,100	480
Simon Property Group †	259	18
SL Green Realty †	1,200	53
SLM *	7,900	69
StanCorp Financial Group	2,000	81
State Street	51,700	2,719
SunTrust Banks	1,300	29
T. Rowe Price Group	93,381	4,268
Taubman Centers †	18,900	682
TCF Financial	10,700	140
TD Ameritrade Holding *	25,600	502
TFS Financial	4,500	53
Torchmark	12,971	563
Transatlantic Holdings	500	25
Travelers	67,152	3,306
Trustco Bank NY	12,100	76
United America Indemnity, Cl A *	4,400	32
Unum Group	45,300	971
US Bancorp	173,739	3,798
Valley National Bancorp	4,647	57
Ventas †	600	23
Vornado Realty Trust †	532	34
Waddell & Reed Financial, Cl A	7,700	219
Webster Financial	7,500	94
Wells Fargo	343,555	9,681
White Mountains Insurance Group	100	31
World Acceptance *	2,700	68
WR Berkley	7,000	177
XL Capital, Cl A	45,900	801
Zions Bancorporation	6,400	115

		140,846

Health Care — 9.7%
Abbott Laboratories	67,875	3,358
Aetna	159,600	4,442
Alexion Pharmaceuticals *	300	13

Description	Shares	Market Value ($ Thousands)
Allergan	80,300	$4,558
Allscripts Healthcare Solutions	1,600	32
American Medical Systems Holdings *	9,500	161
AmerisourceBergen	202,422	4,530
Amgen *	134,188	8,082
Amylin Pharmaceuticals *	2,400	33
Baxter International	36,989	2,109
Becton Dickinson	14,286	997
Biogen Idec *	40,203	2,031
Boston Scientific *	8,900	94
Bristol-Myers Squibb	150,167	3,382
C.R. Bard	2,700	212
Cantel Medical *	3,400	51
Cardinal Health	17,500	469
CareFusion *	19,600	427
Celgene *	3,206	179
Cephalon *	1,200	70
Cerner *	1,200	90
Cigna	2,891	81
Coventry Health Care *	3,700	74
DaVita *	2,300	130
Dendreon *	4,500	126
Dentsply International	1,200	41
Edwards Lifesciences *	4,000	280
Eli Lilly	77,389	2,556
Endo Pharmaceuticals Holdings *	29,600	670
Enzon Pharmaceuticals *	12,300	102
Express Scripts *	1,100	85
Forest Laboratories *	59,500	1,752
Gen-Probe *	300	12
Genzyme *	800	45
Gilead Sciences *	111,100	5,175
Health Management Associates, Cl A *	4,300	32
Health Net *	31,800	490
HLTH *	4,500	66
Hologic *	4,500	74
Hospira *	7,800	348
Humana *	16,818	627
ICU Medical *	2,500	92
Illumina *	600	25
IMS Health	5,600	86
Intuitive Surgical *	1,600	420
Inverness Medical Innovations *	1,700	66
Isis Pharmaceuticals *	6,600	96
Johnson & Johnson	175,343	10,677
King Pharmaceuticals *	39,700	427
Laboratory Corp of America Holdings *	3,945	259
LifePoint Hospitals *	2,900	79
Lincare Holdings *	30,000	938
McKesson	41,517	2,472
Medco Health Solutions *	68,328	3,779
Medtronic	55,292	2,035
Merck	66,336	2,098

5	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Meridian Bioscience	3,600	$90
Mettler Toledo International *	4,700	426
Millipore *	500	35
Mylan Laboratories *	46,400	743
Myriad Genetics *	100	3
Novo Nordisk ADR	37,500	2,360
Omnicare	2,300	52
Perrigo	9,200	313
Pfizer	588,646	9,742
Psychiatric Solutions *	1,000	27
Quest Diagnostics	19,200	1,002
Quidel *	6,700	109
ResMed *	1,400	63
Schering-Plough	45,169	1,276
Sepracor *	1,400	32
St. Jude Medical *	38,300	1,494
Stryker	28,596	1,299
Teva Pharmaceutical Industries ADR	21,400	1,082
Thermo Fisher Scientific *	7,112	311
United Therapeutics *	200	10
UnitedHealth Group	285,200	7,141
Valeant Pharmaceuticals International *	13,400	376
Varian Medical Systems *	900	38
VCA Antech *	800	22
Vertex Pharmaceuticals *	2,500	95
Watson Pharmaceuticals *	2,300	84
WellPoint *	50,700	2,401
Wyeth	59,030	2,868
Zimmer Holdings *	29,398	1,571

		106,700

Industrials — 7.5%
3M	17,345	1,280
Aecom Technology *	6,500	176
AGCO *	74,128	2,048
Alliant Techsystems *	5,300	413
Ampco-Pittsburgh	1,000	27
AO Smith	4,600	175
BE Aerospace *	4,000	80
Boeing	32,309	1,749
Bucyrus International, Cl A	1,000	36
Burlington Northern Santa Fe	14,200	1,134
C.H. Robinson Worldwide	12,283	709
Carlisle	3,500	119
Caterpillar	29,100	1,494
Cintas	4,100	124
Continental Airlines, Cl B *	900	15
Con-way	2,300	88
Cooper Industries, Cl A	10,900	409

Description	Shares	Market Value ($ Thousands)
CSX	23,442	$981
Cummins	46,400	2,079
Danaher	17,245	1,161
Deere	11,900	511
Dover	19,400	752
Dun & Bradstreet	1,674	126
EMCOR Group *	16,300	413
Emerson Electric	33,700	1,351
Equifax	18,100	527
Expeditors International of Washington	82,200	2,889
Fastenal	3,500	135
FedEx	6,100	459
First Solar *	700	107
Flowserve	600	59
Fluor	68,607	3,489
Foster Wheeler *	14,200	453
Gardner Denver *	21,300	743
General Cable *	3,900	153
General Dynamics	63,174	4,081
General Electric	664,444	10,910
Goodrich	19,800	1,076
Harsco	12,162	431
Hertz Global Holdings *	9,000	97
Honeywell International	30,621	1,138
Hubbell, Cl B	1,400	59
IDEX	900	25
Illinois Tool Works	17,365	742
ITT	17,318	903
Jacobs Engineering Group *	1,900	87
JB Hunt Transport Services	700	23
Joy Global	37,100	1,816
KBR	91,593	2,133
Kennametal	1,600	39
L-3 Communications Holdings	17,900	1,438
Lennox International	600	22
Lincoln Electric Holdings	100	5
Lockheed Martin	56,693	4,427
Manpower	2,100	119
Masco	1,600	20
McDermott International *	20,100	508
Monster Worldwide *	3,700	65
Multi-Color	1,900	29
Navistar International *	600	22
Norfolk Southern	5,400	233
Northrop Grumman	54,206	2,805
Oshkosh Truck	2,200	68
Parker Hannifin	21,900	1,135
Pentair	2,100	62
Pitney Bowes	2,000	50

6	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Precision Castparts	580	$59
Quanta Services *	44,600	987
Raytheon	41,900	2,010
Republic Services	1,335	36
Robert Half International	600	15
Rockwell Automation	1,900	81
Rockwell Collins	3,200	162
Roper Industries	900	46
RR Donnelley & Sons	47,000	999
Shaw Group *	2,800	90
Southwest Airlines	134,783	1,294
Spirit Aerosystems Holdings, Cl A *	2,900	52
SPX	7,500	459
Stericycle *	2,470	120
SunPower, Cl A *	500	15
Teleflex	800	39
Tennant	1,400	41
Terex *	4,300	89
Textron	2,300	44
Thomas & Betts *	17,900	538
Toro	7,200	286
TransDigm Group *	1,900	95
Tyco International	36,300	1,251
Union Pacific	48,378	2,823
United Parcel Service, Cl B	75,359	4,256
United Technologies	67,604	4,119
URS *	8,700	380
UTI Worldwide	2,000	29
Waste Connections *	800	23
Waste Management	22,193	662
Waste Services *	2,000	9
Watson Wyatt Worldwide, Cl A	2,500	109
WW Grainger	8,232	736

		82,986

Information Technology — 16.1%
Accenture, Cl A	44,600	1,662
Acme Packet *	7,300	73
Adobe Systems *	142,600	4,712
Advanced Micro Devices *	17,100	97
Affiliated Computer Services, Cl A *	4,100	222
Akamai Technologies *	7,600	150
Alliance Data Systems *	3,000	183
Altera	10,300	211
Amdocs *	17,900	481
Analog Devices	43,900	1,211
Apple *	66,898	12,401
Applied Micro Circuits *	7,900	79
Arris Group *	3,900	51
ASML Holding, Cl G	43,500	1,286
Autodesk *	33,700	802
Automatic Data Processing	12,701	499

Description	Shares	Market Value ($ Thousands)
Avnet *	19,100	$496
BMC Software *	12,600	473
Brightpoint *	5,400	47
Broadcom, Cl A *	58,100	1,783
Broadridge Financial Solutions	8,200	165
CA	106,300	2,338
Cadence Design Systems *	12,200	90
Ciena *	2,100	34
Cirrus Logic *	6,500	36
Cisco Systems *	433,098	10,195
Citrix Systems *	1,300	51
Cognizant Technology Solutions, Cl A *	3,100	120
CommScope *	1,100	33
Computer Sciences *	47,879	2,524
Convergys *	4,400	44
Corning	215,391	3,298
Cree *	8,100	298
CTS	1,600	15
Cypress Semiconductor *	12,100	125
DealerTrack Holdings *	6,600	125
Dell *	22,800	348
Diebold	15,500	511
Dolby Laboratories, Cl A *	5,600	214
Earthlink	3,400	29
eBay *	237,669	5,611
Electronic Arts *	104,323	1,987
EMC *	312,200	5,320
Equinix *	800	74
F5 Networks *	3,200	127
Factset Research Systems	1,000	66
Fidelity National Information Services	5,246	134
Fiserv *	8,800	424
Flextronics International *	94,200	703
Global Payments	600	28
Google, Cl A *	22,775	11,293
Harris	12,300	463
Hewitt Associates, Cl A *	16,800	612
Hewlett-Packard	214,623	10,132
IAC *	8,000	161
Ingram Micro, Cl A *	109,258	1,841
Intel	476,032	9,316
Interactive Intelligence *	2,100	40
International Business Machines	89,977	10,762
International Rectifier *	1,400	27
Intuit *	102,900	2,933
Iron Mountain *	4,300	114
Itron *	500	32
j2 Global Communications *	1,700	39
Jabil Circuit	4,100	55
JDS Uniphase *	16,500	117
Juniper Networks *	3,600	97
Kla-Tencor	800	29

7	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Lam Research *	2,700	$92
Linear Technology	8,000	221
Loral Space & Communications *	500	14
Marvell Technology Group *	12,500	202
Mastercard, Cl A	14,700	2,971
Maxim Integrated Products	2,200	40
McAfee *	7,100	311
MEMC Electronic Materials *	5,500	91
Metavante Technologies *	5,100	176
Microchip Technology	2,100	56
Micron Technology *	11,200	92
Micros Systems *	1,900	57
Microsoft	514,026	13,308
Molex	3,900	82
Motorola	56,604	486
National Instruments	1,100	30
National Semiconductor	2,000	28
NetApp *	4,100	109
NeuStar, Cl A *	2,300	52
Nokia ADR	73,000	1,067
Novatel Wireless *	17,000	193
Novellus Systems *	4,900	103
Nuance Communications *	1,900	28
NVE *	300	16
Nvidia *	9,100	137
ON Semiconductor *	4,600	38
Oplink Communications *	900	13
Oracle	163,208	3,401
Paychex	32,900	956
Pegasystems	1,300	45
Qualcomm	167,100	7,516
Quest Software *	1,500	25
Rackspace Hosting *	49,700	848
Rambus *	2,100	37
Red Hat *	5,500	152
RightNow Technologies *	7,600	110
Rovi *	1,800	61
SAIC *	32,800	575
Salesforce.com *	500	28
SanDisk *	3,600	78
Seagate Technology	101,500	1,544
Semtech *	900	15
Silicon Laboratories *	3,200	148
Sohu.com *	400	27
Sun Microsystems *	23,507	214
Sybase *	2,700	105
Symantec *	173,756	2,862
Synopsys *	22,300	500
Tech Data *	43,836	1,824
Tellabs *	10,100	70
Teradata *	81,500	2,243
Teradyne *	7,000	65
Texas Instruments	240,077	5,687
THQ *	3,600	25

Description	Shares	Market Value ($ Thousands)
Total System Services	6,900	$111
Trimble Navigation *	2,300	55
Varian Semiconductor Equipment Associates *	900	30
VeriSign *	99,000	2,345
Visa, Cl A	101,992	7,049
VMware, Cl A *	2,100	84
Volterra Semiconductor *	4,400	81
Western Digital *	38,600	1,410
Western Union	41,900	793
Xerox	81,400	630
Xilinx	8,000	187
Yahoo! *	309,600	5,514

		177,512

Materials — 2.5%
Air Products & Chemicals	600	46
Airgas	200	10
AK Steel Holding	600	12
Albemarle	2,400	83
Allegheny Technologies	4,600	161
Alpha Natural Resources *	4,292	150
Ashland	11,100	480
Ball	12,500	615
Bemis	56,492	1,464
BHP Billiton ADR	17,300	1,142
Brush Engineered Materials *	900	22
Cabot	5,587	129
Celanese, Ser A	5,300	132
CF Industries Holdings	518	45
Cliffs Natural Resources	1,701	55
Commercial Metals	4,900	88
Crown Holdings *	4,500	122
E.I. Du Pont de Nemours	1,600	51
Eagle Materials	1,900	54
Eastman Chemical	13,500	723
Ecolab	47,802	2,210
FMC	1,000	56
Freeport-McMoRan Copper & Gold, Cl B	36,100	2,477
Greif, Cl A	500	28
Hawkins	1,100	26
Huntsman	3,400	31
International Flavors & Fragrances	1,400	53
International Paper	25,600	569
Intrepid Potash *	3,000	71
Koppers Holdings	900	27
Lubrizol	17,700	1,265
Martin Marietta Materials	300	28
Monsanto	21,112	1,634
Mosaic	800	38
NewMarket	2,900	270
Newmont Mining	4,600	202

8	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Nucor	29,500	$1,387
Owens-Illinois *	1,400	52
Packaging Corp of America	1,300	27
Pactiv *	25,201	656
Potash Corp of Saskatchewan	14,800	1,337
PPG Industries	4,500	262
Praxair	50,115	4,094
Reliance Steel & Aluminum	500	21
Rock-Tenn, Cl A	8,600	405
Schnitzer Steel Industries, Cl A	1,400	75
Scotts Miracle-Gro, Cl A	7,700	331
Sealed Air	2,100	41
Sigma-Aldrich	700	38
Sonoco Products	35,766	985
Southern Copper	45,700	1,402
Steel Dynamics	2,100	32
Stepan	600	36
Syngenta ADR	36,800	1,691
Temple-Inland	3,600	59
Terra Industries	1,716	59
Valspar	5,200	143
Vulcan Materials	700	38
Walter Energy	2,300	138
Weyerhaeuser	700	26

		27,904

Telecommunication Services — 2.8%
American Tower, Cl A *	43,500	1,583
AT&T	574,037	15,505
Atlantic Telegraph-Network	1,700	91
CenturyTel	23,701	796
Crown Castle International *	85,800	2,691
Frontier Communications	11,411	86
iPCS *	2,300	40
Leap Wireless International *	3,400	66
MetroPCS Communications *	8,900	83
NII Holdings *	28,456	853
NTELOS Holdings	7,600	134
Qwest Communications International	32,800	125
SBA Communications, Cl A *	2,500	68
Sprint Nextel *	177,439	701
Telephone & Data Systems	15,800	490
USA Mobility	1,600	21
Verizon Communications	247,745	7,499
Windstream	3,052	31

		30,863

Utilities — 3.5%
AES *	503,701	7,465
AGL Resources	5,300	187
Alliant Energy	13,400	373
Ameren	2,600	66
American Electric Power	16,400	508

Description	Shares	Market Value ($ Thousands)
American Water Works	10,700	$214
Aqua America	4,700	83
Atmos Energy	22,100	623
Calpine *	12,300	142
CMS Energy	14,000	188
Consolidated Edison	13,400	548
Constellation Energy Group	22,800	738
Dominion Resources	44,694	1,542
DPL	5,500	144
DTE Energy	25,500	896
Duke Energy	7,300	115
Edison International	57,100	1,917
Energen	18,700	806
Entergy	600	48
Equities	5,800	247
Exelon	53,974	2,678
FirstEnergy	22,065	1,009
FPL Group	9,300	514
Hawaiian Electric Industries	12,100	219
Integrys Energy Group	500	18
ITC Holdings	1,000	45
MDU Resources Group	600	12
Mirant *	63,400	1,041
NiSource	35,400	492
Northeast Utilities	8,200	195
NRG Energy *	100,172	2,824
NSTAR	9,800	312
NV Energy	87,100	1,009
OGE Energy	17,500	579
Oneok	600	22
PG&E	8,136	329
Pinnacle West Capital	9,100	299
PPL	101,577	3,082
Progress Energy	6,500	254
Public Service Enterprise Group	80,402	2,528
Questar	1,400	53
SCANA	5,900	206
Sempra Energy	47,892	2,385
Southern	9,727	308
Southern Union	23,000	478
TECO Energy	2,600	37

	Shares/Face Amount ($ Thousands)
UGI	8,000	$200
Vectren	600	14
Westar Energy	6,100	119
Wisconsin Energy	4,100	185
Xcel Energy	17,971	347

		38,643

Total Common Stock (Cost $777,530) ($ Thousands)		858,007

9	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Large Cap Diversified Alpha Fund

September 30, 2009

CASH EQUIVALENT — 20.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110% ** ††	223,317,662	223,318

Total Cash Equivalent (Cost $223,318) ($ Thousands)		223,318

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bills
0.164%, 12/03/09 (A) (B)	$6,307	6,306
0.055%, 01/07/10 (A) (B)	14,500	14,496

Total U.S. Treasury Obligations (Cost $20,803) ($ Thousands)		20,802

Total Investments — 100.0% (Cost $1,021,651) ($ Thousands)		$1,102,127

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Composite Index	902	Dec-2009	$1,359

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,102,521 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2009.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	The rate reported is the effective yield at the time of purchase.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

10	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

S&P 500 Index Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.9%

Consumer Discretionary — 9.0%
Abercrombie & Fitch, Cl A	11,300	$372
Amazon.com * (A)	45,500	4,248
Apollo Group, Cl A *	15,903	1,171
Autonation * (A)	13,326	241
Autozone *	4,594	672
Bed Bath & Beyond * (A)	35,533	1,334
Best Buy (A)	47,441	1,780
Big Lots *	12,913	323
Black & Decker (A)	7,809	361
Carnival	60,984	2,029
CBS, Cl B	95,601	1,152
Coach	43,910	1,446
Comcast, Cl A	395,244	6,676
Darden Restaurants	18,813	642
DeVry (A)	8,200	454
DIRECTV Group * (A)	63,300	1,746
DR Horton (A)	38,649	441
Eastman Kodak (A)	31,610	151
Expedia * (A)	30,100	721
Family Dollar Stores (A)	19,222	508
Ford Motor * (A)	441,880	3,186
Fortune Brands	20,819	895
GameStop, Cl A * (A)	22,600	598
Gannett (A)	28,647	358
Gap	63,731	1,364
Genuine Parts (A)	21,936	835
Goodyear Tire & Rubber *	35,693	608
H&R Block	46,404	853
Harley-Davidson (A)	32,608	750
Harman International Industries (A)	10,700	362
Hasbro	18,891	524
Home Depot (A)	234,764	6,254
International Game Technology	40,856	878
Interpublic Group *	63,501	478
J.C. Penney	33,280	1,123
Johnson Controls	81,157	2,074
KB Home (A)	10,655	177
Kohl’s * (A)	41,747	2,382
Leggett & Platt	23,554	457
Lennar, Cl A	23,407	334
Limited Brands (A)	37,627	639
Lowe’s	203,136	4,254
Macy’s	59,164	1,082
Marriott International, Cl A (A)	35,442	978
Mattel	49,518	914
McDonald’s	150,460	8,587
McGraw-Hill (A)	42,421	1,066
Meredith (A)	5,363	161
New York Times, Cl A (A)	14,392	117

Description	Shares	Market Value ($ Thousands)
Newell Rubbermaid (A)	36,747	$577
News, Cl A (A)	308,633	3,700
Nike, Cl B	53,194	3,442
Nordstrom	24,002	733
Office Depot *	38,120	252
Omnicom Group	43,004	1,589
O’Reilly Automotive * (A)	18,600	672
Polo Ralph Lauren	8,500	651
Pulte Homes (A)	41,982	461
RadioShack	19,225	319
Scripps Networks Interactive, Cl A (A)	11,600	429
Sears Holdings * (A)	7,065	461
Sherwin-Williams	13,516	813
Snap-On	8,853	308
Stanley Works	11,779	503
Staples (A)	101,314	2,352
Starbucks *	102,758	2,122
Starwood Hotels & Resorts Worldwide (A)	26,435	873
Target	103,419	4,828
Tiffany (A)	17,773	685
Time Warner	163,004	4,691
Time Warner Cable, Cl A (A)	49,083	2,115
TJX	57,767	2,146
VF (A)	12,114	877
Viacom, Cl B *	83,001	2,327
Walt Disney	256,027	7,030
Washington Post, Cl B	755	353
Whirlpool (A)	9,905	693
Wyndham Worldwide	22,902	374
Wynn Resorts * (A)	9,200	652
Yum! Brands (A)	65,370	2,207

		117,991

Consumer Staples — 11.3%
Altria Group	284,956	5,075
Archer-Daniels-Midland	87,666	2,562
Avon Products	58,151	1,975
Brown-Forman, Cl B	13,595	656
Campbell Soup	25,775	841
Clorox (A)	18,842	1,108
Coca-Cola (A)	319,896	17,178
Coca-Cola Enterprises (A)	43,817	938
Colgate-Palmolive	68,593	5,232
ConAgra Foods	62,352	1,352
Constellation Brands, Cl A *	30,100	456
Costco Wholesale	59,718	3,372
CVS Caremark	198,795	7,105
Dean Foods *	24,800	441
Dr Pepper Snapple Group *	35,600	1,023
Estee Lauder, Cl A (A)	16,200	601
General Mills	44,591	2,871
Hershey	22,712	883
HJ Heinz	43,749	1,739

1	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

S&P 500 Index Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Hormel Foods	10,600	$376
JM Smucker	16,548	877
Kellogg	35,067	1,726
Kimberly-Clark	56,899	3,356
Kraft Foods, Cl A (A)	202,998	5,333
Kroger	91,059	1,879
Lorillard	22,476	1,670
McCormick (A)	18,461	627
Molson Coors Brewing, Cl B (A)	20,546	1,000
Pepsi Bottling Group	19,036	694
PepsiCo	214,967	12,610
Philip Morris International	266,956	13,011
Procter & Gamble	403,101	23,348
Reynolds American (A)	23,040	1,026
Safeway	58,246	1,149
Sara Lee	97,087	1,081
SUPERVALU	30,497	459
SYSCO	80,520	2,001
Tyson Foods, Cl A	41,990	530
Walgreen (A)	136,444	5,113
Wal-Mart Stores	298,111	14,634
Whole Foods Market * (A)	20,300	619

		148,527

Energy — 11.4%
Anadarko Petroleum	67,380	4,227
Apache	46,100	4,233
Baker Hughes (A)	42,934	1,831
BJ Services	41,256	801
Cabot Oil & Gas	13,600	486
Cameron International * (A)	29,800	1,127
Chesapeake Energy	87,600	2,488
Chevron	276,897	19,502
ConocoPhillips	204,425	9,232
Consol Energy (A)	25,500	1,150
Denbury Resources *	33,100	501
Devon Energy	61,013	4,108
Diamond Offshore Drilling (A)	9,600	917
El Paso	95,794	989
ENSCO International (A)	19,600	834
EOG Resources (A)	35,244	2,943
Exxon Mobil (A)	662,536	45,457
FMC Technologies * (A)	16,800	878
Halliburton (A)	123,479	3,349
Hess	40,275	2,153
Marathon Oil	97,056	3,096
Massey Energy (A)	12,900	360
Murphy Oil	26,463	1,524
Nabors Industries *	37,978	794
National Oilwell Varco *	57,168	2,466
Noble Energy	24,000	1,583
Occidental Petroleum (A)	111,804	8,765
Peabody Energy	37,800	1,407

Description	Shares	Market Value ($ Thousands)
Pioneer Natural Resources (A)	16,800	$610
Range Resources (A)	21,200	1,046
Rowan	17,397	401
Schlumberger	165,162	9,844
Smith International (A)	30,100	864
Southwestern Energy * (A)	47,700	2,036
Spectra Energy (A)	89,661	1,698
Sunoco	16,457	468
Tesoro (A)	21,300	319
Valero Energy	77,008	1,493
Williams	80,265	1,434
XTO Energy	79,618	3,290

		150,704

Financials — 14.9%
Aflac	63,908	2,731
Allstate	73,259	2,243
American Express	163,715	5,550
American International Group *	18,008	794
Ameriprise Financial	35,584	1,293
AON	38,429	1,564
Apartment Investment & Management, Cl A † (A)	15,239	225
Assurant	17,500	561
AvalonBay Communities † (A)	11,108	808
Bank of America	1,194,648	20,213
Bank of New York Mellon	165,386	4,795
BB&T (A)	93,297	2,541
Boston Properties † (A)	19,300	1,265
Capital One Financial	62,062	2,217
CB Richard Ellis Group, Cl A * (A)	34,600	406
Charles Schwab (A)	133,027	2,548
Chubb	47,856	2,412
Cincinnati Financial	22,579	587
Citigroup	1,797,446	8,700
CME Group	9,107	2,807
Comerica	19,983	593
Discover Financial Services	75,530	1,226
E*Trade Financial * (A)	113,639	199
Equity Residential †	37,540	1,153
Federated Investors, Cl B	13,145	347
Fifth Third Bancorp	109,611	1,110
First Horizon National *	31,631	419
Franklin Resources	20,415	2,054
Genworth Financial, Cl A	65,900	787
Goldman Sachs Group	70,556	13,007
Hartford Financial Services Group	52,186	1,383
HCP †	40,200	1,155
Health Care † (A)	17,400	724
Host Hotels & Resorts †	81,500	959

2	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

S&P 500 Index Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Hudson City Bancorp	66,500	$874
Huntington Bancshares (A)	79,175	373
IntercontinentalExchange *	10,000	972
Invesco	57,300	1,304
Janus Capital Group	27,677	392
JPMorgan Chase	543,108	23,799
Keycorp	117,383	763
Kimco Realty †	44,300	578
Legg Mason (A)	23,700	735
Leucadia National	27,100	670
Lincoln National	41,598	1,078
Loews	50,249	1,721
M&T Bank (A)	11,961	745
Marsh & McLennan	72,250	1,787
Marshall & Ilsley	52,470	423
MBIA * (A)	24,727	192
MetLife	112,526	4,284
Moody’s (A)	26,808	549
Morgan Stanley	187,061	5,776
NASDAQ OMX Group *	21,000	442
Northern Trust	32,905	1,914
NYSE Euronext	35,700	1,031
People’s United Financial	47,600	741
Plum Creek Timber † (A)	22,535	690
PNC Financial Services Group	63,175	3,070
Principal Financial Group	44,848	1,228
Progressive (A)	94,568	1,568
Prologis † (A)	58,960	703
Prudential Financial	63,466	3,168
Public Storage † (A)	18,428	1,387
Regions Financial (A)	160,263	995
Simon Property Group † (A)	38,707	2,687
SLM * (A)	65,843	574
State Street (A)	67,891	3,571
SunTrust Banks (A)	69,296	1,563
T. Rowe Price Group (A)	35,408	1,618
Torchmark	12,305	534
Travelers	77,932	3,837
Unum Group	45,852	983
US Bancorp (A)	263,206	5,754
Ventas †	21,800	839
Vornado Realty Trust † (A)	21,174	1,364
Wells Fargo (A)	644,997	18,176
XL Capital, Cl A (A)	47,805	835
Zions Bancorporation (A)	19,060	343

		196,006

Health Care — 12.9%
Abbott Laboratories	213,168	10,546
Aetna	59,502	1,656
Allergan	42,066	2,388
AmerisourceBergen	41,892	938
Amgen *	139,993	8,432

Description	Shares	Market Value ($ Thousands)
Baxter International	82,838	$4,723
Becton Dickinson	33,462	2,334
Biogen Idec *	40,300	2,036
Boston Scientific *	206,012	2,182
Bristol-Myers Squibb	272,701	6,141
C.R. Bard (A)	13,788	1,084
Cardinal Health (A)	50,755	1,360
CareFusion *	26,277	573
Celgene *	62,900	3,516
Cephalon * (A)	11,000	640
Cigna (A)	38,071	1,069
Coventry Health Care *	22,113	441
DaVita *	14,300	810
Dentsply International (A)	20,600	712
Eli Lilly	139,030	4,592
Express Scripts *	37,552	2,913
Forest Laboratories *	40,863	1,203
Genzyme *	37,632	2,135
Gilead Sciences * (A)	124,476	5,798
Hospira * (A)	22,404	999
Humana *	23,297	869
IMS Health	26,495	407
Intuitive Surgical * (A)	5,320	1,395
Johnson & Johnson	380,656	23,178
King Pharmaceuticals *	38,286	412
Laboratory Corp of America Holdings *	14,763	970
Life Technologies *	23,843	1,110
McKesson	36,269	2,160
Medco Health Solutions *	65,016	3,596
Medtronic	152,317	5,605
Merck (A)	290,717	9,195
Millipore *	7,893	555
Mylan Laboratories * (A)	42,111	674
Patterson * (A)	14,200	387
PerkinElmer	17,940	345
Pfizer	931,604	15,418
Quest Diagnostics	22,024	1,150
Schering-Plough	224,972	6,356
St. Jude Medical *	48,194	1,880
Stryker	39,742	1,805
Tenet Healthcare *	63,576	374
Thermo Fisher Scientific *	55,743	2,434
UnitedHealth Group	159,747	4,000
Varian Medical Systems * (A)	17,200	725
Waters *	13,497	754
Watson Pharmaceuticals * (A)	14,971	549
WellPoint *	65,161	3,086
Wyeth	184,066	8,942
Zimmer Holdings *	29,755	1,590

		169,142

Industrials — 9.9%
3M	96,182	7,098
Avery Dennison	15,715	566

3	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

S&P 500 Index Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Boeing (A)	99,932	$5,411
Burlington Northern Santa Fe	35,924	2,868
C.H. Robinson Worldwide (A)	23,500	1,357
Caterpillar (A)	84,897	4,358
Cintas	18,307	555
CSX	53,650	2,246
Cummins	27,240	1,221
Danaher	36,148	2,433
Deere	57,702	2,477
Dover	25,537	990
Dun & Bradstreet	7,400	557
Eaton	23,369	1,322
Emerson Electric	103,306	4,140
Equifax	17,825	519
Expeditors International of Washington	29,000	1,019
Fastenal (A)	17,800	689
FedEx (A)	42,705	3,212
Flowserve	7,900	778
Fluor (A)	25,344	1,289
General Dynamics	52,826	3,413
General Electric	1,467,807	24,102
Goodrich	17,020	925
Honeywell International	104,855	3,895
Illinois Tool Works	52,524	2,243
ITT	25,200	1,314
Jacobs Engineering Group *	16,900	776
L-3 Communications Holdings	16,123	1,295
Lockheed Martin	44,294	3,459
Masco (A)	47,668	616
Monster Worldwide * (A)	19,434	340
Norfolk Southern	50,226	2,165
Northrop Grumman	43,519	2,252
PACCAR (A)	50,691	1,912
Pall	15,495	500
Parker Hannifin (A)	21,971	1,139
Pitney Bowes	28,375	705
Precision Castparts	19,500	1,986
Quanta Services *	28,600	633
Raytheon	53,268	2,555
Republic Services	43,583	1,158
Robert Half International (A)	21,727	544
Rockwell Automation	19,826	845
Rockwell Collins	21,678	1,101
RR Donnelley & Sons	27,111	576
Ryder System	7,254	284
Southwest Airlines	102,149	981
Stericycle *	11,800	572
Textron (A)	38,898	738
Union Pacific	69,294	4,043
United Parcel Service, Cl B	137,090	7,742
United Technologies	129,683	7,902

Description	Shares	Market Value ($ Thousands)
Waste Management (A)	68,728	$2,050
WW Grainger (A)	8,765	783

		130,649

Information Technology — 18.3%
Adobe Systems *	71,836	2,373
Advanced Micro Devices * (A)	79,463	450
Affiliated Computer Services, Cl A *	13,449	728
Agilent Technologies *	47,406	1,319
Akamai Technologies *	24,700	486
Altera (A)	41,351	848
Amphenol, Cl A	23,500	885
Analog Devices	39,899	1,100
Apple *	123,692	22,929
Applied Materials	182,050	2,439
Autodesk * (A)	32,217	767
Automatic Data Processing	68,650	2,698
BMC Software *	25,249	948
Broadcom, Cl A *	59,436	1,824
CA	53,827	1,184
Ciena * (A)	11,842	193
Cisco Systems *	796,363	18,746
Citrix Systems *	25,042	982
Cognizant Technology Solutions, Cl A *	40,400	1,562
Computer Sciences *	20,733	1,093
Compuware *	30,175	221
Convergys *	13,676	136
Corning	213,178	3,264
Dell * (A)	236,274	3,606
eBay *	152,332	3,597
Electronic Arts * (A)	43,978	838
EMC * (A)	278,040	4,738
Fidelity National Information Services (A)	27,165	693
Fiserv *	21,680	1,045
Flir Systems *	22,400	627
Google, Cl A *	33,216	16,470
Harris	18,500	696
Hewlett-Packard	327,252	15,450
Intel	772,694	15,122
International Business Machines	180,990	21,648
Intuit *	43,786	1,248
Iron Mountain * (A)	24,800	661
Jabil Circuit	25,979	348
JDS Uniphase * (A)	29,456	209
Juniper Networks * (A)	72,700	1,964
Kla-Tencor (A)	23,771	852
Lexmark International, Cl A *	10,239	221
Linear Technology (A)	30,494	843
LSI Logic * (A)	91,546	503
Mastercard, Cl A (A)	13,100	2,648
McAfee * (A)	21,200	928

4	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

S&P 500 Index Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
MEMC Electronic Materials *	29,300	$487
Microchip Technology (A)	25,900	686
Micron Technology * (A)	119,469	980
Microsoft	1,070,862	27,725
Molex (A)	17,460	365
Motorola (A)	314,306	2,700
National Semiconductor	29,337	419
NetApp * (A)	45,476	1,213
Novell *	54,889	247
Novellus Systems * (A)	15,327	322
Nvidia * (A)	74,048	1,113
Oracle	538,756	11,228
Paychex (A)	44,356	1,289
QLogic * (A)	18,548	319
Qualcomm	229,232	10,311
Red Hat *	25,400	702
Salesforce.com *	15,000	854
SanDisk *	30,200	655
Sun Microsystems * (A)	102,002	927
Symantec *	113,647	1,872
Tellabs *	50,899	352
Teradata *	22,868	629
Teradyne * (A)	27,907	258
Texas Instruments	173,334	4,106
Total System Services	28,580	460
VeriSign * (A)	26,800	635
Western Digital *	30,400	1,110
Western Union	97,612	1,847
Xerox	120,336	931
Xilinx	37,609	881
Yahoo! *	163,438	2,911

		240,664

Materials — 3.4%
Air Products & Chemicals	28,726	2,229
Airgas	11,500	556
AK Steel Holding	14,800	292
Alcoa (A)	135,935	1,783
Allegheny Technologies (A)	13,659	478
Ball	13,291	654
Bemis	14,490	375
CF Industries Holdings	6,690	577
Dow Chemical (A)	157,175	4,097
E.I. Du Pont de Nemours	124,135	3,990
Eastman Chemical	9,608	514
Ecolab	33,330	1,541
FMC (A)	10,200	574
Freeport-McMoRan Copper & Gold, Cl B	56,568	3,881
International Flavors & Fragrances	11,994	455
International Paper (A)	59,870	1,331
MeadWestvaco	24,615	549

Description	Shares	Market Value ($ Thousands)
Monsanto	75,148	$5,816
Newmont Mining	67,108	2,954
Nucor (A)	42,882	2,016
Owens-Illinois *	22,600	834
Pactiv *	18,487	482
PPG Industries	23,245	1,353
Praxair (A)	42,099	3,439
Sealed Air	23,928	470
Sigma-Aldrich (A)	16,836	909
Titanium Metals (A)	12,100	116
United States Steel (A)	19,426	862
Vulcan Materials (A)	17,149	927
Weyerhaeuser (A)	28,888	1,059

		45,113

Telecommunication Services — 3.1%
American Tower, Cl A *	55,300	2,013
AT&T	814,858	22,009
CenturyTel	40,292	1,354
Frontier Communications	38,531	291
MetroPCS Communications * (A)	33,700	315
Qwest Communications International (A)	201,626	768
Sprint Nextel *	405,622	1,602
Verizon Communications (A)	391,922	11,864
Windstream (A)	61,246	620

		40,836

Utilities — 3.7%
AES *	92,290	1,368
Allegheny Energy	23,968	636
Ameren	33,844	856
American Electric Power	64,915	2,012
Centerpoint Energy	54,368	676
CMS Energy (A)	32,692	438
Consolidated Edison (A)	38,033	1,557
Constellation Energy Group	27,999	906
Dominion Resources (A)	83,040	2,865
DTE Energy	23,045	810
Duke Energy	181,122	2,851
Dynegy, Cl A * (A)	56,489	144
Edison International	45,153	1,516
Entergy	26,764	2,137
Equities (A)	18,100	771
Exelon (A)	90,654	4,498
FirstEnergy (A)	42,487	1,942
FPL Group	56,420	3,116
Integrys Energy Group	11,134	400
Nicor	7,125	261
NiSource (A)	38,979	541
Northeast Utilities	24,800	589

5	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

S&P 500 Index Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Pepco Holdings	31,600	$470
PG&E (A)	50,529	2,046
Pinnacle West Capital	14,349	471
PPL	52,171	1,583
Progress Energy	38,683	1,511
Public Service Enterprise Group	69,130	2,173
Questar	23,800	894
SCANA	14,500	506
Sempra Energy	33,965	1,692
Southern	110,335	3,494
TECO Energy (A)	30,812	434
Wisconsin Energy	16,100	727
Xcel Energy	64,319	1,236

		48,127

Total Common Stock (Cost $807,650) ($ Thousands)		1,287,759

AFFILIATED PARTNERSHIP — 15.6%
SEI Liquidity Fund, L.P., 0.400% (B) ** ††	208,324,305	204,881

Total Affiliated Partnership (Cost $208,324) ($ Thousands)		204,881

	Shares/Face Amount ($ Thousands)
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110% ** ††	9,802,445	9,803

Total Cash Equivalent (Cost $9,803) ($ Thousands)		9,803

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill 0.125%, 12/10/09 (C) (D)	$2,345	2,345

Total U.S. Treasury Obligation (Cost $2,345) ($ Thousands)		2,345

Total Investments — 114.4% (Cost $1,028,122) ($ Thousands)		$1,504,788

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	607	Dec-2009	$300

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,315,511 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2009.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at September 30, 2009. The total market value of securities on loan at September 30, 2009 was $202,412 ($ Thousands).
(B)	This security was purchased with cash collateral received from securities on loan. The total market value of such securities as of September 30, 2009 was $204,881 ($ Thousands).
(C)	The rate reported is the effective yield at the time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

6	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small Cap Value Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 91.2%‡

Consumer Discretionary — 9.2%
Abercrombie & Fitch, Cl A (A)	27,107	$891
Accor	5,592	311
AFC Enterprises *	16,800	141
American Greetings, Cl A (A)	44,900	1,001
America’s Car-Mart *	15,200	364
Ameristar Casinos	8,700	137
Arctic Cat	43,600	308
Asbury Automotive Group	46,600	591
ATC Technology *	62,059	1,226
Beazer Homes USA *	25,500	143
Bebe Stores (A)	60,527	445
Belo, Cl A	201,945	1,093
Big Lots *	24,200	605
Blyth	6,475	251
Bob Evans Farms (A)	24,000	697
Books-A-Million, Cl A	9,400	113
Brown Shoe	60,000	481
Cabela’s * (A)	61,700	823
Callaway Golf	159,930	1,217
Carmike Cinemas *	7,900	80
Carter’s *	5,500	147
Casual Male Retail Group *	219,224	754
Cato, Cl A	35,000	710
CEC Entertainment *	16,700	432
Cinemark Holdings	35,300	366
Columbia Sportswear (A)	10,600	436
Cooper Tire & Rubber	92,029	1,618
Core-Mark Holding *	16,000	458
Cracker Barrel Old Country Store (A)	29,700	1,022
CSS Industries	38,400	759
Dillard’s, Cl A (A)	58,700	828
DSW, Cl A * (A)	76,559	1,223
Einstein Noah Restaurant Group *	4,700	57
Entercom Communications	22,900	117
Ethan Allen Interiors (A)	75,222	1,241
Finish Line, Cl A	41,400	421
Foot Locker	48,000	574
Genesco *	6,800	164
Global Sources *	16,000	110
Group 1 Automotive	16,300	438
Harman International Industries	13,700	464
Harte-Hanks (A)	43,000	595
Hillenbrand	18,600	379
Insight Enterprises * (A)	91,300	1,115
International Speedway, Cl A (A)	48,400	1,334
Interval Leisure Group *	6,800	85

Description	Shares	Market Value ($ Thousands)
Isle of Capri Casinos *	13,700	$161
Jack in the Box * (A)	65,300	1,338
Jakks Pacific * (A)	39,700	568
Jarden (A)	22,186	623
Jo-Ann Stores *	17,900	480
Jones Apparel Group	21,000	376
Journal Communications, Cl A	107,100	394
Lakeland Industries *	98,100	810
Landry’s Restaurants * (A)	39,400	414
Lifetime Brands	62,500	358
Lions Gate Entertainment *	119,800	738
M/I Homes *	10,400	141
Marvel Entertainment *	21,000	1,042
Matthews International, Cl A	14,500	513
MDC Partners, Cl A *	413,600	3,077
Media General, Cl A	9,300	79
Mediacom Communications, Cl A *	48,800	281
Men’s Wearhouse	21,601	534
Meredith (A)	47,100	1,410
New Frontier Media *	214,100	460
O’Charleys	50,700	475
Oxford Industries	2,100	41
PC Mall *	8,200	56
Perry Ellis International *	33,700	541
PetSmart (A)	77,439	1,684
Phillips-Van Heusen	8,100	347
Polaris Industries (A)	21,800	889
Princeton Review *	378,305	1,589
RadioShack (A)	33,500	555
RC2 *	14,500	207
Red Robin Gourmet Burgers * (A)	36,600	747
Regis (A)	153,848	2,384
Rent-A-Center *	113,000	2,133
Ruby Tuesday * (A)	52,100	439
Ryland Group	12,300	259
Sauer-Danfoss	16,800	129
Scholastic (A)	20,100	489
Scientific Games, Cl A * (A)	47,610	754
Sinclair Broadcast Group, Cl A	68,900	247
Sonic Automotive, Cl A	33,900	356
Spartan Motors	43,300	223
Stage Stores	113,100	1,466
Standard Motor Products	22,700	345
Standard-Pacific *	27,200	101
Sturm Ruger (A)	15,500	201
Tempur-Pedic International (A)	46,163	874
Tenneco *	29,900	390
Thomas Cook Group	46,196	172
Unifirst	3,300	147

1	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small Cap Value Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
World Wrestling Entertainment, Cl A	30,500	$427

		59,229

Consumer Staples — 4.3%
Alliance One International *	286,800	1,285
American Italian Pasta, Cl A *	5,600	152
American Oriental Bioengineering * (A)	104,000	505
Andersons (A)	24,200	852
Boston Beer, Cl A *	16,998	630
Cal-Maine Foods (A)	19,000	509
Casey’s General Stores	42,698	1,340
Central Garden and Pet * (A)	74,918	880
Central Garden and Pet, Cl A *	67,199	735
Chiquita Brands International *	111,200	1,797
Corn Products International	58,167	1,659
Dean Foods *	101,505	1,806
Del Monte Foods	95,700	1,108
Fresh Del Monte Produce *	85,700	1,938
Herbalife	12,700	416
Ingles Markets, Cl A	31,975	506
Lance	8,300	214
Nash Finch (A)	10,700	292
Nu Skin Enterprises, Cl A	31,200	578
Pantry *	154,523	2,423
Prestige Brands Holdings *	73,300	516
Revlon, Cl A * (A)	18,100	88
Ruddick	55,000	1,464
Sanderson Farms (A)	56,041	2,109
Susser Holdings *	1,100	14
TreeHouse Foods *	18,200	649
Universal	81,600	3,413

		27,878

Energy — 4.9%
Allis-Chalmers Energy * (A)	24,300	106
Alon USA Energy (A)	22,900	227
Approach Resources *	103,600	941
Berry Petroleum, Cl A (A)	108,632	2,909
Cal Dive International *	194,987	1,928
Carrizo Oil & Gas *	9,300	228
Comstock Resources *	3,900	156
CVR Energy *	52,600	654
Dawson Geophysical *	5,400	148
Encore Acquisition *	5,900	221
Forest Oil * (A)	70,000	1,370
GeoMet *	278,724	471
Goodrich Petroleum * (A)	50,401	1,301

Description	Shares	Market Value ($ Thousands)
Helix Energy Solutions Group *	15,100	$226
Holly	101,700	2,606
Hornbeck Offshore Services *	26,100	719
InterOil *	5,600	220
Key Energy Services * (A)	177,604	1,545
Matrix Service *	23,700	258
Oil States International *	10,100	355
Overseas Shipholding Group (A)	24,500	916
Parker Drilling * (A)	163,400	892
Patterson-UTI Energy (A)	78,600	1,187
RPC (A)	90,800	952
SEACOR Holdings * (A)	13,100	1,069
Seahawk Drilling * (A)	19,800	616
St. Mary Land & Exploration (A)	11,000	357
StealthGas	127,200	799
Stone Energy *	55,800	910
Superior Energy Services *	60,300	1,358
Swift Energy * (A)	92,798	2,197
T-3 Energy Services, Cl 3 *	12,900	254
Tesoro (A)	37,300	559
Tetra Technologies *	11,800	114
USEC * (A)	168,500	790
Venoco *	40,400	465
Western Refining *	46,700	301
Whiting Petroleum *	4,100	236
Willbros Group *	12,300	187
World Fuel Services (A)	20,800	1,000

		31,748

Financials — 30.5%
1st Source	2,500	41
Abington Bancorp	14,800	115
Advance America Cash Advance Centers	128,600	720
Agree Realty †	16,600	381
Alliance Financial	6,600	179
Allied Capital (A)	24,600	76
Allied World Assurance Holdings	44,000	2,109
AMB Property † (A)	140,000	3,213
AMBAC Financial Group	11,700	20
American Campus Communities †	27,930	750
American Equity Investment Life Holding (A)	180,986	1,271
American Physicians Capital	15,600	449
American Safety Insurance Holdings *	10,500	166
Ameris Bancorp	3,829	27
Ames National	2,800	68
Amtrust Financial Services	15,200	173

2	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small Cap Value Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Annaly Capital Management †	91,700	$1,663
Anthracite Capital † (A)	63,800	67
Anworth Mortgage Asset †	185,500	1,462
Ares Capital	89,400	985
Argo Group International Holdings *	18,600	626
Arrow Financial	3,090	84
Aspen Insurance Holdings	61,200	1,620
Associated Estates Realty †	12,600	121
Assured Guaranty (A)	64,700	1,256
Astoria Financial (A)	133,000	1,468
AvalonBay Communities † (A)	23,300	1,695
Bancfirst	1,300	48
Banco Latinoamericano de Exportaciones, Cl E	59,800	850
Bancorp *	8,800	50
Bancorp Rhode Island	13,400	335
Bancorpsouth (A)	47,364	1,156
Bank Mutual	15,300	135
Bank of Marin Bancorp	5,300	166
Bank of the Ozarks (A)	32,206	854
BankFinancial	8,700	83
Bar Harbor Bankshares	500	17
Beneficial Mutual Bancorp *	14,000	128
Berkshire Hills Bancorp	36,600	803
BGC Partners, Cl A	106,000	454
BioMed Realty Trust †	57,200	789
BlackRock Kelso Capital	19,800	147
Boston Private Financial Holdings (A)	65,491	426
Boston Properties † (A)	16,300	1,068
Brandywine Realty Trust †	41,100	454
Bridge Bancorp	800	19
Brookfield Asset Management, Cl A	52,900	1,201
Brookline Bancorp	64,400	626
Bryn Mawr Bank	1,900	33
Calamos Asset Management, Cl A	35,600	465
Camden National	7,800	258
Camden Property Trust † (A)	33,671	1,357
Capital City Bank Group	4,600	65
Capstead Mortgage †	38,400	534
Cardinal Financial	132,123	1,087
Care Investment Trust †	11,600	89
Cash America International	5,500	166
Cathay General Bancorp (A)	13,800	112
CBL & Associates Properties † (A)	114,039	1,106
Cedar Shopping Centers † (A)	103,400	667
Centerstate Banks	37,300	294
Central Pacific Financial (A)	30,300	76

Description	Shares	Market Value ($ Thousands)
Century Bancorp, Cl A	800	$17
Chemical Financial	7,100	155
Chimera Investment †	223,600	854
Citizens & Northern	1,500	22
Citizens Republic Bancorp * (A)	61,236	47
City Holding	11,700	349
CNA Surety *	53,800	872
CNB Financial	3,500	60
CoBiz Financial	10,400	52
Cogdell Spencer †	37,300	179
Colonial Properties Trust † (A)	64,500	628
Columbia Banking System	30,600	506
Community Bank System (A)	55,100	1,007
Community Trust Bancorp	11,600	304
Conseco * (A)	66,600	350
Cousins Properties †	54,797	454
CreXus Investment * †	13,700	196
CVB Financial	54,800	416
Danvers Bancorp	9,400	128
Delphi Financial Group, Cl A	68,000	1,539
Developers Diversified Realty †	14,000	129
DiamondRock Hospitality †	52,800	428
Dime Community Bancshares	71,000	811
Doral Financial *	27,500	102
Douglas Emmett † (A)	126,300	1,551
DuPont Fabros Technology †	47,000	627
Eagle Bancorp *	2,700	26
East West Bancorp	32,200	267
Education Realty Trust †	221,498	1,313
Employers Holdings (A)	156,679	2,425
Encore Bancshares *	63,300	569
Encore Capital Group *	59,900	806
Endurance Specialty Holdings (A)	55,351	2,019
Entertainment Properties Trust † (A)	9,900	338
Equity One † (A)	82,049	1,286
Equity Residential †	68,100	2,091
ESSA Bancorp	36,400	481
Essex Property Trust †	12,400	987
Farmers Capital Bank	1,800	32
FBL Financial Group, Cl A (A)	65,800	1,279
FBR Capital Markets *	188,650	1,119
Federated Investors, Cl B (A)	36,649	966
Financial Federal	22,900	565
Financial Institutions	2,900	29
First Bancorp	88,500	618
First Busey	2,400	11

3	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small Cap Value Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
First Commonwealth Financial	18,500	$105
First Community Bancshares	21,700	274
First Defiance Financial	4,800	72
First Financial	2,700	83
First Financial Bancorp	244,886	2,951
First Financial Bankshares	1,300	64
First Financial Holdings	23,956	383
First Financial Northwest	3,700	21
First Horizon National * (A)	115,647	1,530
First Industrial Realty Trust †	87,300	458
First Merchants	25,400	177
First Mercury Financial	14,400	192
First Midwest Bancorp	87,800	990
First of Long Island	4,900	130
First Potomac Realty Trust †	48,000	555
FirstMerit (A)	111,844	2,128
Flagstar Bancorp * (A)	52,400	54
Flagstone Reinsurance Holdings	22,100	249
Flushing Financial	104,200	1,188
FNB (Pennsylvania) (A)	105,000	747
Forest City Enterprises, Cl A	133,179	1,781
Fpic Insurance Group * (A)	22,700	762
Fulton Financial	15,000	110
German American Bancorp	2,100	33
Getty Realty †	24,500	601
GFI Group	113,200	818
Glacier Bancorp	13,000	194
Gladstone Capital	31,300	280
Gladstone Commercial †	4,200	57
Great American Group *	207,000	900
Great Southern Bancorp (A)	17,800	422
Green Bankshares	7,012	35
Greenlight Capital Re *	10,700	201
Hallmark Financial Services *	7,100	57
Hancock Holding (A)	38,845	1,459
Hanover Insurance Group	9,700	401
Harleysville National	2,200	12
Hatteras Financial † (A)	27,200	815
Health Care †	6,700	279
Heartland Financial USA	6,800	100
Hercules Technology Growth Capital	103,206	1,013
Hersha Hospitality Trust †	78,000	242
Highwoods Properties †	26,600	837
Home Bancshares	35,000	767

Description	Shares	Market Value ($ Thousands)
Home Federal Bancorp	34,200	$391
Horace Mann Educators (A)	89,897	1,256
Hospitality Properties Trust †	26,000	530
Host Hotels & Resorts † (A)	227,055	2,672
HRPT Properties Trust †	213,700	1,607
IBERIABANK (A)	20,280	924
Independent Bank	8,700	193
Infinity Property & Casualty (A)	49,259	2,093
Inland Real Estate †	21,500	188
International Bancshares (A)	57,000	930
Investment Technology Group *	9,900	276
Investors Bancorp *	15,900	169
KBW *	18,450	594
Kearny Financial	6,800	71
Kimco Realty †	147,200	1,920
Knight Capital Group, Cl A *	16,400	357
Lakeland Bancorp	8,800	66
Lakeland Financial	4,600	95
Liberty Property Trust †	28,900	940
LTC Properties †	5,800	139
MainSource Financial Group	56,400	384
Max Capital Group (A)	77,000	1,646
MB Financial	81,060	1,700
Meadowbrook Insurance Group	289,600	2,143
Medical Properties Trust † (A)	90,200	704
MFA Financial †	239,912	1,910
MGIC Investment	65,700	487
Mid-America Apartment Communities † (A)	23,194	1,047
Montpelier Re Holdings (A)	85,000	1,387
Nara Bancorp	20,100	140
NASB Financial	1,100	29
National Bankshares	2,400	61
National Financial Partners	73,200	638
National Interstate	4,300	75
National Penn Bancshares	163,881	1,001
National Retail Properties †	11,900	256
Navigators Group *	3,800	209
NBT Bancorp	14,100	318
Nelnet, Cl A *	133,900	1,666
NewAlliance Bancshares (A)	101,849	1,090
NGP Capital Resources	20,500	149
Northfield Bancorp	2,500	32
Northrim BanCorp	2,200	34
Northwest Bancorp	11,100	253

4	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small Cap Value Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Norwood Financial	400	$12
NYMAGIC	6,200	107
OceanFirst Financial	40,250	467
Ocwen Financial *	39,700	449
Odyssey Re Holdings	10,400	674
Old National Bancorp	30,400	340
Old Second Bancorp	9,700	56
Oppenheimer Holdings, Cl A	19,200	468
Oriental Financial Group	113,100	1,436
Pacific Capital Bancorp (A)	48,900	70
Pacific Continental	3,000	32
PacWest Bancorp (A)	106,227	2,024
Park National (A)	20,849	1,216
Parkway Properties †	9,900	195
Peapack Gladstone Financial	1,415	23
Pennsylvania Real Estate Investment Trust † (A)	48,700	371
Penson Worldwide *	22,000	214
Peoples Bancorp	10,000	130
PHH *	22,100	438
Pico Holdings *	37,800	1,261
Pinnacle Financial Partners *	400	5
Piper Jaffray *	13,000	620
Platinum Underwriters Holdings	96,879	3,472
Presidential Life	31,600	327
PrivateBancorp	5,700	139
ProAssurance * (A)	33,510	1,749
Prosperity Bancshares	47,400	1,649
Provident Financial Services	36,900	380
Provident New York Bancorp	20,800	199
Public Storage †	22,000	1,655
Radian Group	38,800	410
RAIT Financial Trust † (A)	29,400	86
Ramco-Gershenson Properties †	32,200	287
Raymond James Financial (A)	30,200	703
Realty Income †	13,100	336
Redwood Trust †	52,700	817
Regency Centers † (A)	79,000	2,927
Reinsurance Group of America, Cl A (A)	45,186	2,015
Renasant	51,400	763
Republic Bancorp, Cl A	28,200	563
RLI	4,500	238
S&T Bancorp (A)	22,900	297
Safeguard Scientifics *	19,300	212
Safety Insurance Group	18,200	599
Sanders Morris Harris Group	14,800	87
Sandy Spring Bancorp (A)	12,550	204
Santander BanCorp *	30,800	300

Description	Shares	Market Value ($ Thousands)
Saul Centers †	19,200	$616
SCBT Financial	27,540	774
SeaBright Insurance Holdings *	50,100	572
Seacoast Banking Corp of Florida	53,500	135
Selective Insurance Group	47,400	746
Senior Housing Properties Trust †	9,600	183
Shore Bancshares	2,200	37
Sierra Bancorp (A)	17,400	209
Signature Bank NY * (A)	67,669	1,962
Simmons First National, Cl A	5,800	167
Simon Property Group †	42,137	2,926
Smithtown Bancorp	7,000	81
South Financial Group	76,300	112
Southside Bancshares	21,603	486
Southwest Bancorp	21,700	305
Sovran Self Storage †	1,200	37
StanCorp Financial Group	15,000	606
Starwood Property Trust †	44,500	901
State Bancorp	6,900	58
StellarOne	9,100	134
Sterling Bancorp, Cl N	7,600	55
Sterling Bancshares	79,700	583
Sterling Financial	26,500	53
Stewart Information Services	69,600	861
Student Loan	17,500	812
Suffolk Bancorp	4,100	121
Sun Bancorp *	6,825	36
Sun Communities †	32,500	699
Sunstone Hotel Investors † (A)	89,994	639
Susquehanna Bancshares	39,800	234
SVB Financial Group *	14,700	636
SY Bancorp	4,400	102
Synovus Financial	316,968	1,189
TCF Financial (A)	47,558	620
Texas Capital Bancshares *	47,980	808
TICC Capital	15,000	76
Tompkins Financial, Cl US	12,300	538
Tower Bancorp	500	13
TowneBank	1,600	20
Tree.com *	2,900	22
Trico Bancshares	12,000	197
Trustco Bank NY	130,900	818
Trustmark (A)	43,600	831
UCBH Holdings (A)	122,400	98
UDR † (A)	87,100	1,371
UMB Financial	8,700	352
Umpqua Holdings	34,400	365
Unibail (France) †	5,398	1,120

5	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small Cap Value Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Union Bankshares	26,300	$327
United Bankshares (A)	39,600	776
United Community Banks *	28,498	142
United Financial Bancorp	60,600	702
United Security Bancshares	700	16
Univest Corp of Pennsylvania	4,400	95
U-Store-It Trust †	34,100	213
Validus Holdings	70,790	1,826
Ventas †	24,000	924
Verde Realty PIPE * (E) (F)	21,100	445
ViewPoint Financial Group	34,030	478
Vornado Realty Trust † (A)	47,130	3,036
Washington Federal	15,900	268
Washington Real Estate Investment Trust †	23,300	671
Washington Trust Bancorp	5,000	88
Webster Financial (A)	30,100	375
WesBanco	33,500	518
Westamerica Bancorporation	9,500	494
Western Alliance Bancorp * (A)	131,970	833
White Mountains Insurance Group	3,200	982
Whitney Holding (A)	38,000	363
Willis Group Holdings	21,351	603
Wilshire Bancorp	26,200	192
Wintrust Financial	6,800	190
World Acceptance * (A)	26,700	673
WSFS Financial	28,800	767
Zenith National Insurance	57,600	1,780
Zions Bancorporation (A)	46,904	843

		197,188

Health Care — 4.7%
Affymetrix *	9,700	85
Albany Molecular Research *	11,400	99
American Dental Partners *	4,500	63
AMERIGROUP *	3,800	84
AMN Healthcare Services * (A)	181,400	1,725
Amsurg * (A)	60,150	1,277
Cantel Medical *	19,100	288
Centene *	6,900	131
Conmed *	97,235	1,864
Cooper (A)	43,813	1,302
Cross Country Healthcare * (A)	122,100	1,137
Exactech *	40,760	641
Healthspring *	75,100	920
HealthTronics *	215,410	530
Healthways *	43,400	665

Description	Shares	Market Value ($ Thousands)
Hill-Rom Holdings	31,800	$693
ICU Medical *	10,000	369
Invacare	25,600	570
inVentiv Health *	33,000	552
Inverness Medical Innovations *	7,700	298
Kensey Nash *	25,527	739
Kindred Healthcare *	55,800	906
Kinetic Concepts * (A)	32,400	1,198
King Pharmaceuticals *	20,400	220
Life Sciences Research *	60,200	479
LifePoint Hospitals *	11,400	308
Lincare Holdings * (A)	21,200	662
Magellan Health Services *	21,300	662
Martek Biosciences *	4,300	97
Medical Action Industries *	11,100	134
Medical Staffing Network Holdings *	110,800	61
Molina Healthcare * (A)	27,300	565
National Dentex *	16,100	137
Nighthawk Radiology Holdings *	59,258	428
NovaMed *	71,900	326
Orthofix International *	3,700	109
Par Pharmaceutical *	78,200	1,682
Patterson * (A)	32,702	891
PDL BioPharma	64,700	510
RehabCare Group *	6,200	134
Res-Care *	36,195	514
Sepracor *	15,200	348
STERIS	28,600	871
Sun Healthcare Group *	27,400	237
Symmetry Medical *	29,300	304
Triple-S Management, Cl B *	4,300	72
Universal American Financial *	64,530	608
Universal Health Services, Cl B	30,612	1,896
US Physical Therapy *	2,900	44
Valeant Pharmaceuticals International *	1,300	36
Varian * (A)	34,900	1,782
Young Innovations	2,500	66

		30,319

Industrials — 14.3%
AAR * (A)	27,900	612
ACCO Brands *	54,700	395
Actuant, Cl A	14,200	228
Acuity Brands (A)	49,500	1,595
Aegean Marine Petroleum Network	24,500	551
Aircastle	67,300	651
Airtran Holdings *	51,200	320
Alamo Group	5,800	92

6	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small Cap Value Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Alaska Air Group *	13,900	$373
Ampco-Pittsburgh	37,300	992
AO Smith (A)	20,700	789
Apogee Enterprises	75,200	1,129
Applied Industrial Technologies	18,425	390
Arkansas Best (A)	48,700	1,458
Astec Industries * (A)	37,000	942
Baldor Electric	8,200	224
BE Aerospace *	129,196	2,602
Beacon Roofing Supply *	29,700	475
Belden (A)	69,676	1,610
Brady, Cl A	37,923	1,089
CAI International *	52,700	389
Celadon Group *	54,620	618
Chart Industries *	24,700	533
Columbus McKinnon *	28,100	426
Comfort Systems USA (A)	122,500	1,420
Consolidated Graphics *	19,200	479
Continental Airlines, Cl B *	16,200	266
Cornell *	31,130	699
Corrections Corp of America *	19,200	435
Courier	32,250	489
Crane	37,200	960
Cubic	5,200	205
Deluxe	67,100	1,147
Diamond Management & Technology Consultants	90,400	619
Ducommun	5,400	102
Dycom Industries *	142,600	1,754
DynCorp International, Cl A *	31,000	558
EMCOR Group *	123,700	3,132
EnergySolutions	30,900	285
EnerSys *	30,300	670
EnPro Industries * (A)	27,900	638
Esterline Technologies *	24,938	978
Federal Signal	44,900	323
Force Protection *	90,500	494
FreightCar America	9,200	224
G&K Services	40,240	892
Gardner Denver *	39,362	1,373
GATX (A)	21,600	604
Genco Shipping & Trading (A)	44,800	931
Genesee & Wyoming, Cl A *	7,600	230
Geo Group *	36,900	744
GP Strategies *	10,400	78
Granite Construction (A)	31,400	972
Great Lakes Dredge & Dock	28,800	201
GT Solar International * (A)	57,700	335
Harsco	7,100	251
Healthcare Services Group	9,800	180

Description	Shares	Market Value ($ Thousands)
Hexcel *	61,700	$706
Hudson Highland Group *	117,400	357
ICF International *	11,000	333
IDEX	77,409	2,164
Integrated Electrical Services *	2,500	20
Interface, Cl A	89,637	744
International Shipholding	2,600	80
Kadant *	44,817	544
Kansas City Southern *	35,051	929
Kaydon (A)	49,302	1,598
Kelly Services, Cl A (A)	19,700	242
Kforce *	97,000	1,166
Kirby * (A)	25,900	953
Knight Transportation	13,300	223
Knoll	48,200	503
Korn/Ferry International * (A)	62,000	905
LaBarge *	2,600	29
LECG *	109,400	384
M&F Worldwide *	20,800	421
Manitowoc	23,100	219
McDermott International *	24,200	612
Mcgrath Rentcorp	43,100	917
Monster Worldwide * (A)	88,500	1,547
MPS Group *	136,100	1,432
Mueller Industries	56,000	1,337
Mueller Water Products, Cl A	65,600	359
NACCO Industries, Cl A	7,400	444
Old Dominion Freight Line *	5,600	170
Pacer International (A)	42,000	162
Powell Industries *	2,400	92
Quanex Building Products	112,675	1,618
Rand Logistics *	33,778	108
Regal-Beloit	20,200	923
Republic Airways Holdings * (A)	27,800	259
Robbins & Myers	7,800	183
Ryder System	48,900	1,910
School Specialty * (A)	92,307	2,190
Skywest	79,900	1,325
Spherion *	99,700	619
Spirit Aerosystems Holdings, Cl A *	70,800	1,279
Standex International	28,100	557
Steelcase, Cl A (A)	62,200	386
SYKES Enterprises *	24,900	518
Teledyne Technologies *	62,430	2,247
Teleflex	35,417	1,711
Terex *	77,118	1,599
Textainer Group Holdings	25,200	403
Thomas & Betts * (A)	35,300	1,062
Tredegar	9,200	133

7	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small Cap Value Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Triumph Group	31,922	$1,532
TrueBlue *	77,900	1,096
Ultrapetrol Bahamas *	33,900	167
United Stationers * (A)	12,400	590
VSE	7,300	285
Waste Services *	24,900	115
Watson Wyatt Worldwide, Cl A (A)	80,359	3,500
Watts Water Technologies, Cl A (A)	32,897	995
Werner Enterprises	54,900	1,023
WESCO International *	63,235	1,821
Woodward Governor (A)	64,400	1,562
YRC Worldwide * (A)	24,900	111

		92,570

Information Technology — 13.1%
3Com *	119,500	625
Actel *	72,900	887
Actuate *	46,100	266
Acxiom	88,400	836
ADC Telecommunications *	102,500	855
Advanced Energy Industries *	23,800	339
Agilysys	13,000	86
Anixter International * (A)	13,700	549
Arris Group *	118,100	1,537
Arrow Electronics *	59,800	1,683
Atmel *	33,000	138
ATMI *	33,100	601
Avocent * (A)	70,092	1,421
Benchmark Electronics * (A)	180,800	3,254
Black Box	52,653	1,321
CACI International, Cl A *	50,526	2,388
CDC Software ADR *	152,600	1,412
Checkpoint Systems *	32,600	536
Ciber *	288,000	1,152
Ciena *	18,200	296
Coherent *	86,047	2,007
CommScope *	7,100	213
Comtech Telecommunications *	5,200	173
CPI International *	19,000	213
CSG Systems International *	77,000	1,233
CTS	54,900	511
Diebold	45,984	1,514
Digi International *	80,800	688
Diodes *	17,900	324
Double-Take Software *	13,790	141
DSP Group *	18,300	149
Earthlink (A)	255,600	2,149
Emulex *	86,176	887
Entegris *	58,600	290
Epicor Software *	60,300	384
Fair Isaac (A)	63,000	1,354
Fairchild Semiconductor International *	57,800	591

Description	Shares	Market Value ($ Thousands)
Harris Stratex Networks, Cl A *	18,900	$132
i2 Technologies *	36,900	592
Imation	87,100	807
Integrated Device Technology *	45,600	308
Intermec *	47,500	670
Jabil Circuit	29,500	396
Jack Henry & Associates	37,600	883
JDA Software Group *	44,500	976
Lawson Software * (A)	461,668	2,881
LeCroy * (A)	38,900	158
Lexmark International, Cl A *	58,300	1,256
Lionbridge Technologies *	73,530	191
Littelfuse *	62,796	1,648
LTX-Credence * (A)	230,300	380
Manhattan Associates *	84,600	1,709
Mantech International, Cl A *	10,800	509
MAXIMUS	31,200	1,454
Mentor Graphics *	35,200	328
Methode Electronics	88,700	769
MicroStrategy, Cl A *	27,900	1,996
MKS Instruments *	14,100	272
Multi-Fineline Electronix *	55,900	1,605
NCR *	56,300	778
Ness Technologies *	48,500	383
Omnivision Technologies *	30,100	490
Orbotech *	126,400	1,195
OSI Systems *	22,100	404
Parametric Technology *	137,709	1,903
Perot Systems, Cl A *	42,797	1,271
Photronics *	72,700	345
Plantronics	9,900	265
PLATO Learning *	51,300	222
Plexus *	10,800	284
Progress Software *	48,400	1,096
QLogic *	15,900	273
Quantum *	343,200	432
Radisys * (A)	71,300	620
RADWARE *	35,900	403
RF Micro Devices *	61,900	336
Richardson Electronics	54,504	278
Rudolph Technologies *	110,300	816
Sapient *	18,500	149
Scansource *	14,300	405
Sigma Designs * (A)	12,200	177
Silicon Graphics International *	62,400	419
Skyworks Solutions *	2,200	29
SPSS *	19,900	994
SRA International, Cl A * (A)	70,600	1,524
Standard Microsystems *	23,900	555
Sybase * (A)	41,524	1,615
SYNNEX * (A)	42,600	1,298
Synopsys * (A)	32,705	733

8	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small Cap Value Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Technitrol	128,500	$1,183
Techwell *	41,800	459
Tellabs *	30,700	212
TIBCO Software *	147,400	1,399
Tyler Technologies * (A)	21,600	369
Ultra Clean Holdings *	83,000	428
Ultratech *	80,400	1,064
United Online	151,200	1,216
Varian Semiconductor Equipment Associates *	32,900	1,081
Veeco Instruments *	18,500	431
Web.com Group *	98,400	698
Wright Express *	15,500	458
Xyratex *	127,926	1,217
Zebra Technologies, Cl A *	58,030	1,505
Zoran *	29,200	336

		84,671

Materials — 4.7%
AEP Industries *	9,400	375
AK Steel Holding	9,100	179
Albemarle	8,800	305
Allied Nevada Gold *	20,000	196
Aptargroup	31,796	1,188
Buckeye Technologies *	82,900	889
Bway Holding *	28,500	527
Cabot	42,534	983
Carpenter Technology	26,900	629
Clearwater Paper *	19,300	798
Commercial Metals	9,700	174
Cytec Industries	31,814	1,033
Eagle Materials (A)	17,400	497
Ferro (A)	35,100	312
H.B. Fuller	70,800	1,480
Innophos Holdings	15,700	290
International Flavors & Fragrances	32,670	1,239
Intrepid Potash *	11,700	276
Kaiser Aluminum	11,000	400
LSB Industries *	8,800	137
Mercer International * (A)	64,200	218
Myers Industries	23,100	249
Neenah Paper	60,400	711
NewMarket	10,000	930
Olin (A)	119,362	2,082
OM Group * (A)	77,504	2,355
Omnova Solutions *	31,900	207
PolyOne *	208,200	1,389
Quaker Chemical	54,800	1,202
Rock-Tenn, Cl A	17,700	834
Rockwood Holdings *	17,900	368
RTI International Metals *	44,984	1,121
Schnitzer Steel Industries, Cl A	3,200	170
Schulman A	20,500	409
Schweitzer-Mauduit International	16,400	891

Description	Shares	Market Value ($ Thousands)
Sensient Technologies	45,300	$1,258
Silgan Holdings	34,949	1,843
Solutia *	90,800	1,051
Spartech	23,200	250
Stepan	8,700	523
Wausau Paper	18,800	188

		30,156

Telecommunication Services — 0.5%
Atlantic Telegraph-Network	1,900	101
Cincinnati Bell *	297,300	1,041
Global Crossing *	25,200	360
iPCS *	18,200	317
Premiere Global Services *	26,200	218
Syniverse Holdings *	22,400	392
USA Mobility	73,300	945

		3,374

Utilities — 5.0%
AGL Resources	50,717	1,789
Allete (A)	24,600	826
Avista (A)	16,100	326
Black Hills	10,400	262
Central Vermont Public Service	16,500	318
CH Energy Group	3,800	168
Chesapeake Utilities	8,700	270
Cleco	75,200	1,886
El Paso Electric *	134,700	2,380
Empire District Electric (A)	34,100	617
Great Plains Energy (A)	198,798	3,568
Idacorp	68,065	1,960
New Jersey Resources	26,900	977
Northwest Natural Gas (A)	16,400	683
NorthWestern	99,600	2,433
NV Energy	59,600	691
PNM Resources	21,600	252
Portland General Electric	272,387	5,371
South Jersey Industries	5,062	179
Southwest Gas	49,000	1,253
UGI	23,400	586
UIL Holdings	40,800	1,077
Unisource Energy	17,400	535
Vectren	95,400	2,198
Westar Energy	58,106	1,134
WGL Holdings	13,000	430

		32,169

Total Common Stock (Cost $550,810) ($ Thousands)		589,302

9	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small Cap Value Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000 Index Fund (A)	7,209	434

Total Exchange Traded Fund (Cost $432) ($ Thousands)		434

	Number of Warrants
WARRANTS — 0.0%
Washington Mutual Expires 2050 (G) *	30,242	1

Total Warrants (Cost $—) ($ Thousands)		1

CONVERTIBLE BOND — 0.1%

Financials — 0.1%
Forest City Enterprises CV to 15.0631
3.625%, 10/15/11	649	589

Total Convertible Bond (Cost $417) ($ Thousands)		589

AFFILIATED PARTNERSHIP — 17.5%
SEI Liquidity Fund, L.P., 0.400% (B) ** ††	116,863,538	112,791

Total Affiliated Partnership (Cost $116,864) ($ Thousands)		112,791

	Shares/Face Amount ($ Thousands)
CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110% ** ††	35,083,722	35,084

Total Cash Equivalent (Cost $35,084) ($ Thousands)		35,084

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
0.075%, 01/07/10 (C) (D)	$1,600	$1,599
0.123%, 12/03/09 (C) (D)	1,755	1,755

Total U.S. Treasury Obligations (Cost $3,354) ($ Thousands)		3,354

Total Investments — 114.8% (Cost $706,961) ($ Thousands)		$741,555

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	714	Dec-2009	$(149)

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $645,730 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2009.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	This security or a partial position of this security is on loan at September 30, 2009. The total market value of securities on loan at September 30, 2009 was $112,352 ($ Thousands).
(B)	This security was purchased with cash collateral received from securities on loan. The total market value of such securities as of September 30, 2009 was $112,791 ($ Thousands).
(C)	The rate reported is the effective yield at the time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2009 was $445 ($ Thousands) and represented 0.07% of Net Assets.
(F)	Security considered illiquid and restricted. The total market value of such securities as of September 30, 2009 was $445 ($ Thousands) and represented 0.07% of Net Assets.
(G)	This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

ADR — American Depositary Receipt

Cl — Class

CV — Convertible Security

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

10	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small Cap Growth Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.9%‡

Consumer Discretionary — 16.9%
99 Cents Only Stores * (A)	32,700	$440
Aaron Rents	15,919	420
Aeropostale *	4,860	211
American Axle & Manufacturing Holdings	10,600	75
American Eagle Outfitters	43,950	741
American Greetings, Cl A	12,149	271
American Public Education *	59,833	2,079
Amerigon * (A)	76,849	565
Ameristar Casinos (A)	12,018	190
ArvinMeritor (A)	6,600	52
ATC Technology *	15,500	306
Bally Technologies *	24,060	923
Bebe Stores	85,609	630
Belo, Cl A	25,862	140
Big 5 Sporting Goods	21,000	317
BJ’s Restaurants * (A)	59,405	890
Blue Nile *	3,854	240
Brinker International	11,100	175
Brink’s Home Security Holdings *	22,845	703
Buckle	10,138	346
Buffalo Wild Wings *	22,611	941
Build-A-Bear Workshop *	18,098	88
California Pizza Kitchen *	66,325	1,036
Capella Education * (A)	9,913	667
Career Education * (A)	28,085	685
Carter’s *	64,700	1,728
Cato, Cl A	46,782	949
Century Casinos *	126,418	367
Charlotte Russe Holding *	32,900	576
Cheesecake Factory * (A)	58,662	1,086
Chico’s FAS * (A)	33,000	429
Childrens Place Retail Stores *	3,100	93
Christopher & Banks	31,150	211
Citi Trends * (A)	25,700	732
CKE Restaurants	9,600	101
CKX *	14,000	94
Coldwater Creek *	24,131	198
Collective Brands *	8,546	148
Cooper Tire & Rubber	31,860	560
Core-Mark Holding *	4,600	132
Corinthian Colleges *	55,690	1,034
Cracker Barrel Old Country Store	20,109	692
Dana Holding *	19,690	134
Deckers Outdoor *	6,992	593
Denny’s *	57,781	154
Dick’s Sporting Goods * (A)	52,360	1,173

Description	Shares	Market Value ($ Thousands)
DineEquity	24,633	$610
Domino’s Pizza *	23,749	210
Dress Barn * (A)	44,800	803
Federal Mogul, Cl A *	60,122	726
Finish Line, Cl A	135,221	1,374
Foot Locker	21,030	251
Fossil *	12,903	367
Fred’s, Cl A	37,300	475
Fuel Systems Solutions * (A)	12,736	458
Gannett	25,806	323
Grand Canyon Education *	42,113	751
Gymboree *	12,546	607
Hibbett Sports * (A)	49,880	909
HOT Topic *	100,600	753
HSN *	53,500	871
Iconix Brand Group *	72,703	907
Insight Enterprises *	42,276	516
Interactive Data	30,361	796
Isle of Capri Casinos *	43,500	513
J Crew Group *	64,130	2,297
Jack in the Box *	23,800	488
Jarden	66,660	1,871
Jo-Ann Stores * (A)	12,223	328
Jones Apparel Group	93,180	1,671
JOS A Bank Clothiers * (A)	23,700	1,061
K12 * (A)	37,689	621
Kirkland’s *	107,500	1,532
Knology *	18,100	176
Life Time Fitness * (A)	115,060	3,227
Live Nation *	24,801	203
Liz Claiborne	31,671	156
Lululemon Athletica * (A)	64,251	1,462
Lumber Liquidators *	5,100	111
Maidenform Brands *	20,612	331
Marcus	14,500	185
Marvel Entertainment *	3,563	177
Matthews International, Cl A	6,619	234
Mediacom Communications, Cl A *	28,732	165
Morningstar * (A)	23,777	1,155
National CineMedia	47,645	809
Nordstrom	26,525	810
Nutri/System (A)	42,227	644
NVR *	1,445	921
Office Depot *	19,271	128
OfficeMax	15,419	194
Orient-Express Hotels, Cl A	126,599	1,457
Overstock.com *	8,462	124
Oxford Industries	27,500	542
Peet’s Coffee & Tea * (A)	21,242	600
Penske Auto Group	7,289	140
PetMed Express	7,266	137
PetSmart	31,415	683
PF Chang’s China Bistro * (A)	27,440	932

1	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small Cap Growth Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Pinnacle Entertainment *	153,236	$1,561
Pre-Paid Legal Services *	6,800	345
RadioShack	11,403	189
Red Robin Gourmet Burgers *	25,100	513
Saks *	105,270	718
Sally Beauty Holdings *	7,000	50
Signet Jewelers *	9,887	261
Sinclair Broadcast Group, Cl A	91,637	328
Smith & Wesson Holding *	32,090	168
Sonic Automotive, Cl A	14,244	150
Sotheby’s	31,085	536
Spartan Motors	21,617	111
Stamps.com *	15,919	147
Standard-Pacific *	58,399	216
Steiner Leisure *	13,700	490
Steven Madden *	900	33
Sturm Ruger (A)	69,060	893
Tempur-Pedic International (A)	132,106	2,502
Tenneco *	28,400	370
Texas Roadhouse, Cl A *	52,268	555
Ticketmaster *	24,082	282
Titan International	78,593	700
Tractor Supply * (A)	36,196	1,753
True Religion Apparel * (A)	13,400	347
TRW Automotive Holdings *	7,206	121
Tupperware Brands	17,971	717
Ulta Salon Cosmetics & Fragrance *	47,058	777
Under Armour, Cl A *	25,735	716
Universal Electronics *	4,441	91
Universal Technical Institute *	23,873	470
Urban Outfitters *	25,305	763
Valassis Communications *	20,360	364
Volcom *	6,452	106
Warnaco Group *	14,998	658
Wendy’s, Cl A	40,050	189
Wet Seal, Cl A *	36,800	139
Williams-Sonoma	6,954	141
WMS Industries *	12,014	535
Wolverine World Wide	4,357	108
Wonder Auto Technology *	11,479	138

		81,358

Consumer Staples — 2.2%
Alliance One International *	45,999	206
American Italian Pasta, Cl A *	27,200	739
American Oriental Bioengineering *	34,604	168
Cal-Maine Foods	9,058	243
Casey’s General Stores	17,428	547
Chiquita Brands International *	19,941	322

Description	Shares	Market Value ($ Thousands)
Darling International *	121,409	$892
Diamond Foods	11,730	372
Flowers Foods	13,992	368
Fresh Del Monte Produce *	7,206	163
Herbalife	4,815	158
J&J Snack Foods	13,700	592
Lancaster Colony (A)	23,900	1,225
Nash Finch	10,388	284
Nu Skin Enterprises, Cl A	38,500	713
Pantry *	17,432	273
Rite Aid *	24,500	40
Sanderson Farms	11,898	448
Smart Balance *	260,416	1,599
Spartan Stores	11,646	164
Star Scientific *	92,919	86
United Natural Foods *	13,155	315
USANA Health Sciences *	7,635	261
Whole Foods Market *	3,351	102
Winn-Dixie Stores *	9,116	120

		10,400

Energy — 5.0%
Arena Resources * (A)	41,930	1,488
Atlas Energy	5,530	150
BPZ Energy PIPE *	12,500	94
BPZ Resources *	62,793	472
CARBO Ceramics (A)	14,100	727
Carrizo Oil & Gas *	40,144	983
CNX Gas *	2,597	80
Comstock Resources *	37,134	1,488
Contango Oil & Gas *	11,400	582
CVR Energy *	8,898	111
Delek US Holdings	8,965	77
Denbury Resources *	11,730	177
Dresser-Rand Group *	43,505	1,352
Dril-Quip *	500	25
EXCO Resources	9,000	168
Frontier Oil	22,100	308
General Maritime (A)	29,300	227
Global Industries * (A)	69,800	663
Goodrich Petroleum * (A)	27,007	697
Gulf Island Fabrication	9,217	173
Infinity Bio-Energy *	741,494	30
Kinder Morgan Management *	22,406	1,061
Lufkin Industries	2,282	121
Matrix Service *	10,306	112
McMoRan Exploration * (A)	16,246	123
NATCO Group, Cl A *	500	22
Nordic American Tanker Shipping, Cl US	4,524	134
PetroHawk Energy *	98,258	2,379
Petroquest Energy *	176,765	1,147
Quicksilver Resources *	173,499	2,462
SandRidge Energy *	15,606	202

2	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small Cap Growth Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Stone Energy *	11,874	$194
Superior Energy Services *	20,393	459
Vaalco Energy	126,600	582
Willbros Group * (A)	128,108	1,951
World Fuel Services (A)	67,611	3,250

		24,271

Financials — 4.5%
Affiliated Managers Group * (A)	24,973	1,624
Alexander’s †	100	29
Amtrust Financial Services	12,100	138
Bank of the Ozarks (A)	23,700	629
Calamos Asset Management, Cl A	5,000	65
CapitalSource	132,595	575
Cardtronics *	136,614	1,068
Cohen & Steers	12,819	308
DuPont Fabros Technology † (A)	9,600	128
EastGroup Properties †	1,300	50
eHealth *	18,851	274
Equity Lifestyle Properties †	1,800	77
Equity One †	13,657	214
First Cash Financial Services *	7,600	130
First Financial Bankshares (A)	1,800	89
Getty Realty †	19,998	491
GFI Group	70,000	506
GLG Partners	174,254	702
Greenhill	10,916	978
Hercules Technology Growth Capital	11,289	111
Janus Capital Group	34,695	492
Jones Lang LaSalle	19,390	918
Knight Capital Group, Cl A *	28,417	618
Life Partners Holdings (A)	22,000	394
LTC Properties †	17,255	415
MarketAxess Holdings *	133,553	1,609
MGIC Investment	192,200	1,424
Mid-America Apartment Communities †	1,500	68
MSCI, Cl A *	38,757	1,148
Nelnet, Cl A *	40,100	499
NewAlliance Bancshares (A)	26,300	281
Omega Healthcare Investors †	2,800	45
optionsXpress Holdings	28,667	495
Penson Worldwide * (A)	14,700	143
Potlatch †	2,200	62
PS Business Parks †	500	26
Redwood Trust †	35,487	550
Riskmetrics Group * (A)	61,400	898
Signature Bank NY *	1,200	35

Description	Shares	Market Value ($ Thousands)
Stifel Financial *	3,933	$216
SVB Financial Group *	19,400	839
SWS Group	6,557	94
Tanger Factory Outlet Centers †	5,700	213
Texas Capital Bancshares *	12,700	214
Titanium Asset Management * (E) (F)	140,900	559
Tower Group	12,552	306
TradeStation Group *	45,100	368
Trustco Bank NY	51,277	321
Universal Health Realty Income Trust †	4,300	140
Value Creation * (E) (F)	145,600	12

		21,588

Health Care — 19.1%
Abaxis *	20,727	554
Achillion Pharmaceuticals *	105,336	171
Acorda Therapeutics *	65,597	1,527
Affymetrix * (A)	63,400	557
Air Methods *	17,900	583
Albany Molecular Research *	18,915	164
Alexion Pharmaceuticals *	31,302	1,394
Align Technology * (A)	77,018	1,095
Alkermes * (A)	78,918	725
Allos Therapeutics *	53,339	387
Alnylam Pharmaceuticals * (A)	28,300	642
AMAG Pharmaceuticals *	64,725	2,827
Amedisys *	30,842	1,346
American Medical Systems Holdings *	44,400	751
AMERIGROUP *	66,631	1,477
AMN Healthcare Services *	37,200	354
Analogic	2,256	84
Angiodynamics *	6,452	89
Arena Pharmaceuticals * (A)	102,900	460
Array Biopharma *	61,465	146
Athenhealth *	42,419	1,628
Auxilium Pharmaceuticals * (A)	12,214	418
BioMarin Pharmaceuticals *	125,008	2,260
Bio-Reference Labs *	3,000	103
BioScrip *	24,717	167
Bruker BioSciences *	27,647	295
Cantel Medical *	41,200	621
Cardiome Pharma *	250,511	1,085
Catalyst Health Solutions *	42,905	1,251
Cell Therapeutics *	69,878	86
Centene *	12,484	236
Cepheid * (A)	34,581	457
Chemed (A)	35,741	1,569
Chindex International *	16,629	209

3	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small Cap Growth Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Computer Programs & Systems	16,054	$665
Conceptus * (A)	26,342	488
Conmed *	38,975	747
Corvel *	4,273	121
Covance *	3,184	172
CryoLife *	20,276	162
Cubist Pharmaceuticals *	38,710	782
Cyberonics *	23,271	371
Cypress Bioscience * (A)	90,510	739
Dendreon *	3,603	101
Dionex *	2,514	163
Durect *	319,617	853
Electro-Optical Sciences * (A)	10,900	104
Emergency Medical Services, Cl A *	20,100	935
Emergent Biosolutions *	26,700	472
Enzo Biochem *	22,908	162
Enzon Pharmaceuticals * (A)	1,700	14
eResearchTechnology *	54,146	379
Exelixis * (A)	115,177	735
Genoptix *	29,012	1,009
Gen-Probe *	13,103	543
Gentiva Health Services *	5,300	133
Haemonetics *	12,100	679
Halozyme Therapeutics *	76,267	542
Healthsouth * (A)	22,700	355
Healthspring *	21,408	262
Healthways *	7,620	117
HMS Holdings * (A)	12,538	479
Human Genome Sciences *	19,355	364
ICU Medical *	11,200	413
Idexx Laboratories *	10,307	515
I-Flow *	82,063	935
Immucor *	36,866	653
Immunogen *	50,200	407
Insmed *	82,614	68
Integra LifeSciences Holdings * (A)	9,695	331
InterMune * (A)	29,436	469
IPC The Hospitalist *	29,914	941
Isis Pharmaceuticals * (A)	121,171	1,765
Kendle International *	15,227	255
Kensey Nash *	15,100	437
Kindred Healthcare *	900	15
Landauer	7,373	405
LCA-Vision *	28,600	201
LHC Group * (A)	79,422	2,377
Ligand Pharmaceuticals, Cl B *	19,187	44
Luminex * (A)	19,888	338
Magellan Health Services *	2,262	70
Mahalo Energy *	257,800	1

Description	Shares	Market Value ($ Thousands)
Martek Biosciences * (A)	52,920	$1,196
Masimo *	51,372	1,346
MedAssets *	30,000	677
Medicines *	7,065	78
Medicis Pharmaceutical, Cl A	37,620	803
Medidata Solutions *	37,090	562
Medivation * (A)	33,222	902
Mednax *	16,734	919
Meridian Bioscience	41,701	1,043
Merit Medical Systems *	25,220	437
Molina Healthcare *	7,122	147
Momenta Pharmaceuticals *	15,900	169
MWI Veterinary Supply *	27,377	1,094
Myriad Genetics *	46,623	1,278
National Healthcare	4,106	153
Natus Medical *	17,930	277
Nektar Therapeutics *	35,800	349
Neogen * (A)	17,292	558
NPS Pharmaceuticals *	55,800	224
NuVasive * (A)	47,007	1,963
Obagi Medical Products *	12,233	142
Omnicell * (A)	80,405	896
OncoGenex Pharmaceutical * (A)	1,900	68
Onyx Pharmaceuticals * (A)	33,085	992
Optimer Pharmaceuticals * (A)	25,100	340
Orthofix International *	10,700	314
OSI Pharmaceuticals *	10,725	379
Owens & Minor	18,014	815
Pain Therapeutics *	24,801	125
Par Pharmaceutical *	4,524	97
Parexel International *	35,944	488
Parkvision *	2,325	10
PDL BioPharma (A)	153,224	1,207
PerkinElmer	20,600	396
Perrigo	5,111	174
Pharmaceutical Product Development	3,687	81
Pharmasset *	5,500	116
Phase Forward *	143,626	2,016
Pozen *	135,694	999
Providence Service *	18,768	219
PSS World Medical * (A)	48,852	1,066
Psychiatric Solutions * (A)	26,865	719
Questcor Pharmaceuticals *	192,778	1,064
Quidel * (A)	38,840	630
Regeneron Pharmaceuticals *	61,247	1,182
RehabCare Group *	19,000	412
Sangamo Biosciences *	15,333	126
Savient Pharmaceuticals * (A)	34,917	531
Seattle Genetics * (A)	45,649	640
SIGA Technologies * (A)	50,300	397
Sirona Dental Systems *	24,084	717
Somanetics *	10,095	163

4	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small Cap Growth Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
SonoSite * (A)	16,100	$426
Spectrum Pharmaceuticals * (A)	54,300	365
StemCells * (A)	163,400	266
STERIS	66,568	2,027
Sun Healthcare Group *	7,100	61
Talecris Biotherapeutics Holdings *	25,035	476
Techne	17,772	1,112
Theravance * (A)	49,531	725
Thoratec *	28,289	856
Triple-S Management, Cl B *	2,900	49
United Therapeutics *	30,584	1,498
Valeant Pharmaceuticals International * (A)	49,243	1,382
Varian *	2,400	123
Viropharma *	49,711	478
Vivus * (A)	14,900	156
Volcano *	21,114	355
Waters *	3,854	215
Wright Medical Group *	18,440	329
XenoPort *	900	19
Zoll Medical *	23,695	510

		92,130

Industrials — 15.6%
ACCO Brands *	17,176	124
Actuant, Cl A	8,853	142
Acuity Brands	12,317	397
Administaff	46,487	1,221
Advanced Battery Technologies *	40,637	176
Advisory Board * (A)	31,929	803
Aegean Marine Petroleum Network	133,715	3,008
AerCap Holdings *	180,571	1,638
Aerovironment *	26,669	749
Air Transport Services Group *	15,100	52
Airtran Holdings * (A)	229,552	1,435
Alaska Air Group *	2,833	76
Alliant Techsystems *	9,210	717
American Ecology	5,400	101
American Science & Engineering	6,700	456
American Superconductor *	5,781	194
AO Smith	3,016	115
APAC Customer Services *	149,800	885
Apogee Enterprises	44,400	667
Arkansas Best	7,373	221
Armstrong World Industries * (A)	10,100	348
Atlas Air Worldwide Holdings *	26,689	853
Avis Budget Group * (A)	176,453	2,358
AZZ *	2,681	108
Badger Meter (A)	6,935	268

Description	Shares	Market Value ($ Thousands)
Barnes Group	82,054	$1,402
Brady, Cl A	4,524	130
Briggs & Stratton	10,976	213
Brink’s	9,800	264
Celadon Group *	67,456	763
Cenveo *	27,650	191
Chart Industries *	52,700	1,138
Chicago Bridge & Iron	32,735	612
Clean Harbors *	10,854	611
Comfort Systems USA	35,668	413
Continental Airlines, Cl B *	34,100	561
Con-way	9,997	383
Copa Holdings, Cl A	15,958	710
Copart *	26,821	891
CoStar Group * (A)	68,271	2,814
CRA International *	9,100	248
Crane	30,320	783
Cubic	23,643	933
Curtiss-Wright	2,095	72
Deluxe	9,133	156
Dycom Industries *	11,898	146
Dynamic Materials	2,900	58
DynCorp International, Cl A *	11,700	211
EMCOR Group *	38,700	980
EnerNOC *	18,970	629
EnerSys *	47,300	1,046
Forward Air	34,538	800
FreightCar America	22,918	557
FTI Consulting *	41,363	1,762
FuelCell Energy * (A)	55,800	238
General Cable *	15,378	602
Genesee & Wyoming, Cl A *	18,903	573
Geo Group *	67,969	1,371
GeoEye * (A)	26,871	720
GrafTech International *	1,800	27
Graham	41,426	644
GT Solar International * (A)	17,600	102
Hawaiian Holdings *	79,471	656
Healthcare Services Group	50,962	936
Heico, Cl A	11,176	379
HEICO	300	13
Horizon Lines, Cl A	126,031	800
ICF International *	45,468	1,379
ICT Group *	1,300	14
IHS, Cl A *	20,805	1,064
II-VI *	16,514	420
Innerworkings * (A)	213,477	1,055
Kaman	18,098	398
Kaydon (A)	29,253	948
Kelly Services, Cl A	15,000	184
Knight Transportation (A)	48,717	818
Landstar System	32,100	1,222
LB Foster, Cl A *	10,168	311
Lennox International	21,700	784
Lydall *	14,746	78
Manpower	14,565	826
Marten Transport *	29,152	497

5	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small Cap Growth Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Michael Baker *	9,800	$356
Middleby *	3,519	194
Mine Safety Appliances	12,400	341
Monster Worldwide *	38,729	677
MYR Group * (A)	36,355	767
Navigant Consulting *	6,600	89
NCI Building Systems *	27,733	89
Nordson	5,410	304
Old Dominion Freight Line *	40,630	1,236
Orbital Sciences *	5,600	84
Oshkosh Truck	1,500	46
Pacer International	57,059	220
Powell Industries *	10,100	388
Quanta Services *	19,910	441
Raven Industries	13,000	348
Resources Connection *	59,824	1,021
Ritchie Bros. Auctioneers	28,515	700
Rollins	42,228	796
Rush Enterprises, Cl A *	51,324	663
Standard Parking *	45,600	798
Standard Register	21,282	125
Stanley *	21,455	552
Sun Hydraulics	3,151	66
SYKES Enterprises * (A)	14,700	306
Taser International * (A)	64,296	303
Teledyne Technologies *	6,929	249
Tennant (A)	12,400	360
Terex *	45,487	943
Tetra Tech *	44,835	1,189
Titan Machinery * (A)	66,686	835
TransDigm Group *	38,034	1,894
Tredegar	11,479	166
Trex *	2,200	40
TrueBlue *	30,900	435
Tutor Perini *	5,614	119
UAL *	49,183	453
United Rentals *	23,963	247
US Airways Group *	39,212	184
Vitran *	51,238	462
Wabtec	27,350	1,026
Watsco	2,200	118
Werner Enterprises	3,938	73
WESCO International *	67,155	1,934
Woodward Governor	8,295	201

		75,486

Information Technology — 25.7%
3Com *	531,583	2,780
ACI Worldwide *	13,155	199
Acme Packet *	11,646	117
Actuate *	36,196	209
Adtran	13,741	337
Advanced Analogic Technologies *	13,909	55
Advanced Energy Industries *	97,151	1,383

Description	Shares	Market Value ($ Thousands)
Advent Software * (A)	16,610	$669
Amkor Technology * (A)	55,656	383
Ansys *	12,987	487
Applied Micro Circuits *	93,700	936
Ariba *	96,334	1,118
Arris Group * (A)	180,419	2,347
Art Technology Group *	597,461	2,306
AsiaInfo Holdings *	60,825	1,215
Atheros Communications *	35,534	943
Atmel *	272,430	1,142
ATMI *	44,533	808
Benchmark Electronics *	49,000	882
Blue Coat Systems *	25,220	570
BluePhoenix Solutions *	101,377	384
Brightpoint *	105,041	919
Brocade Communications Systems *	10,200	80
Cabot Microelectronics *	5,949	207
CACI International, Cl A *	3,770	178
Checkpoint Systems *	27,116	446
Cirrus Logic *	72,212	402
Cogent * (A)	53,434	540
Cognex	17,009	279
CommScope *	39,480	1,182
CommVault Systems *	22,200	461
comScore *	22,036	397
Comtech Telecommunications *	20,033	666
Concur Technologies * (A)	31,242	1,242
Constant Contact * (A)	16,282	313
CTS	25,604	238
Daktronics	17,930	154
DealerTrack Holdings * (A)	104,037	1,967
DemandTec *	5,530	49
Digi International *	19,189	163
Digital River * (A)	29,682	1,197
Diodes *	9,887	179
Dolby Laboratories, Cl A *	5,027	192
Double-Take Software *	6,368	65
DTS *	99,487	2,724
Earthlink	13,071	110
Emulex *	39,922	411
EPIQ Systems * (A)	45,606	661
Equinix *	17,675	1,626
Euronet Worldwide *	63,627	1,529
FEI *	2,200	54
Flir Systems *	22,455	628
Formfactor *	54,537	1,305
Forrester Research * (A)	6,200	165
Gartner *	9,700	177
GSI Commerce * (A)	103,374	1,996
Hackett Group *	15,333	44
Harmonic *	13,657	91
Harris Stratex Networks, Cl A *	47,800	335
Heartland Payment Systems	59,908	869

6	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small Cap Growth Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Hittite Microwave *	24,416	$898
Hutchinson Technology *	34,204	243
Hypercom *	49,120	152
i2 Technologies * (A)	44,700	717
Imation	24,031	223
Infinera *	10,390	83
infoGROUP	38,039	267
Informatica *	19,900	449
Integral Systems *	21,826	151
Intellon *	3,400	24
InterDigital *	23,517	545
Intermec *	70,396	993
IXYS	27,566	235
j2 Global Communications *	48,325	1,112
Jack Henry & Associates	12,900	303
JDA Software Group *	1,500	33
Kenexa *	37,189	501
Knot *	9,691	106
Kopin *	14,328	69
L-1 Identity Solutions, Cl 1 *	22,896	160
Lawson Software *	14,200	89
Loral Space & Communications *	7,100	195
Manhattan Associates *	22,900	463
MAXIMUS	20,381	950
MercadoLibre *	8,635	332
Methode Electronics	88,474	767
Micrel	32,974	269
Micros Systems *	5,614	169
Microsemi * (A)	80,260	1,267
MicroStrategy, Cl A *	9,187	657
MIPS Technologies *	60,329	227
MKS Instruments *	37,187	717
ModusLink Global Solutions *	18,960	153
MoneyGram International *	80,180	252
Monolithic Power Systems * (A)	9,200	216
Monotype Imaging Holdings *	112,418	945
Move *	46,004	124
Multi-Fineline Electronix *	11,355	326
Net 1 UEPS Technologies *	87,569	1,835
Netezza * (A)	39,400	443
Netgear *	21,700	398
Netlogic Microsystems * (A)	57,639	2,594
Netscout Systems *	8,546	115
NetSuite *	36,898	565
Novatel Wireless *	23,111	262
Novell *	27,692	125
Nuance Communications * (A)	39,598	592
Omniture *	27,638	593
ON Semiconductor *	23,125	191
OpenTV, Cl A *	80,100	111
Openwave Systems *	37,620	98

Description	Shares	Market Value ($ Thousands)
Palm * (A)	58,063	$1,012
Parametric Technology *	38,300	529
Park Electrochemical	12,500	308
Parkervision *	32,575	133
Perficient *	11,060	91
Pericom Semiconductor *	14,495	142
Phoenix Technologies *	29,309	107
Plantronics	6,284	168
Plexus *	10,725	282
Power Integrations (A)	29,376	979
Powerwave Technologies *	49,937	80
Quality Systems (A)	43,307	2,666
Quest Software *	56,300	949
Rackspace Hosting *	7,625	130
Radiant Systems *	6,787	73
Radisys *	10,401	90
RealNetworks *	35,500	132
RF Micro Devices * (A)	245,641	1,334
RightNow Technologies *	32,384	468
Riverbed Technology *	43,789	962
Rofin-Sinar Technologies *	6,164	142
Rogers *	3,854	116
Rosetta Stone *	50,561	1,161
Rubicon Technology * (A)	26,233	389
Sapient *	205,846	1,655
SAVVIS *	49,334	780
Scansource *	25,290	716
Semtech * (A)	79,800	1,357
Sigma Designs * (A)	16,300	237
Skyworks Solutions * (A)	71,779	950
Smith Micro Software *	49,021	606
Solera Holdings	38,975	1,213
SPSS *	14,127	706
SRA International, Cl A *	8,211	177
Standard Microsystems *	10,306	239
Starent Networks * (A)	55,503	1,411
STEC * (A)	35,100	1,032
Stratasys * (A)	29,023	498
Switch & Data Facilities *	50,665	690
Sybase *	21,785	847
Synaptics * (A)	27,954	704
Synchronoss Technologies *	69,374	865
Syntel	11,479	548
Take-Two Interactive Software *	20,612	231
Taleo, Cl A *	41,932	949
Tekelec *	6,030	99
TeleCommunication Systems, Cl A *	12,736	106
TeleTech Holdings *	25,800	440
Teradyne *	239,143	2,212
Tessera Technologies * (A)	89,071	2,484
THQ *	24,972	171
TIBCO Software *	171,300	1,626
Tivo *	31,400	325
Trimble Navigation *	33,300	796
TriQuint Semiconductor *	15,749	122

7	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small Cap Growth Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
TTM Technologies *	12,568	$144
Tyler Technologies *	37,631	643
Ultimate Software Group *	25,147	722
Ultratech *	32,614	432
Unisys * (A)	250,799	670
United Online	22,958	185
Valueclick *	112,271	1,481
Vasco Data Security International *	29,952	222
Veeco Instruments * (A)	65,856	1,536
VeriFone Holdings *	25,136	399
Verigy *	86,569	1,006
VistaPrint *	88,126	4,472
Vocus *	87,130	1,820
Volterra Semiconductor *	86,961	1,597
Websense *	94,209	1,583
Wright Express *	61,975	1,829
Zoran *	102,768	1,184

		123,975

Materials — 2.3%
AM Castle	8,211	82
Carpenter Technology	14,100	330
China Precision Steel *	35,757	97
Commercial Metals	5,279	94
Crown Holdings *	33,585	913
General Steel Holdings *	28,320	110
H.B. Fuller	10,557	221
Innophos Holdings	9,887	183
Innospec	12,736	188
Koppers Holdings	22,798	676
LSB Industries *	20,700	322
Myers Industries	9,124	98
Nalco Holding	50,286	1,030
Neenah Paper	8,127	96
NewMarket	18,700	1,740
Olympic Steel	3,268	94
Omnova Solutions *	37,118	240
PolyOne *	90,045	601
Reliance Steel & Aluminum	2,673	114
Rock-Tenn, Cl A	3,938	186
Schulman A	9,803	195
Silvercorp Metals *	34,900	166
Silvercorp Metals Pipe *	34,000	161
Spartech	14,914	161
Stepan	1,100	66
Stillwater Mining *	13,657	92
Texas Industries	1,843	77
Walter Energy	12,336	741
Wausau Paper	44,901	449
Worthington Industries (A)	54,070	751
WR Grace *	28,459	619
Zep	11,200	182

		11,075

Telecommunication Services — 2.0%
Atlantic Telegraph- Network	15,417	824
Cbeyond * (A)	32,598	526
Centennial Communications *	25,500	203
Cincinnati Bell *	24,000	84
Cogent Communications Group * (A)	61,200	692
Global Crossing *	43,285	619

Description	Shares	Market Value ($ Thousands)
Iowa Telecommunications Services	11,981	$151
Neutral Tandem *	69,181	1,574
NTELOS Holdings	11,803	208
PAETEC Holding *	84,254	326
SBA Communications, Cl A * (A)	79,165	2,140
Shenandoah Telecommunications	7,000	126
Syniverse Holdings * (A)	35,400	620
tw telecom, Cl A *	83,422	1,122
USA Mobility	22,500	290
Virgin Mobile USA, Cl A *	31,061	155

		9,660

Utilities — 0.6%
California Water Service Group (A)	16,300	635
Hawaiian Electric Industries	20,276	368
ITC Holdings	12,989	590

	Shares/Face Amount ($ Thousands)
Laclede Group	1,500	48
MGE Energy	7,600	277
New Jersey Resources	2,400	87
NorthWestern	37,120	907
UIL Holdings	5,300	140

		3,052

Total Common Stock (Cost $381,717) ($ Thousands)		452,995

	Number of Warrants
WARRANTS — 0.0%
Rentech Expires 04/25/12 * (E) (F)	19,400	8
Titanium Asset Management Expires 06/21/11 * (E)	147,800	—

Total Warrants (Cost $—) ($Thousands)		8

AFFILIATED PARTNERSHIP — 9.6%
SEI Liquidity Fund, L.P., 0.400% (B) ** ††	48,929,353	46,020

Total Affiliated Partnership (Cost $48,929) ($ Thousands)		46,020

CASH EQUIVALENT — 6.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110% ** ††	31,908,692	31,909

Total Cash Equivalent (Cost $31,909) ($ Thousands)		31,909

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
0.170%, 12/03/09 (C) (D)	1,000	1,000
0.070%, 01/07/10 (C) (D)	1,500	1,499

Total U.S. Treasury Obligations (Cost $2,499) ($ Thousands)		2,499

Total Investments — 110.6% (Cost $465,054) ($ Thousands)		$533,431

8	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small Cap Growth Fund

September 30, 2009

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	510	Dec-2009	$114

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $482,380 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2009.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	This security or a partial position of this security is on loan at September 30, 2009. The total market value of securities on loan at September 30, 2009 was $47,231 ($ Thousands).
(B)	This security was purchased with cash collateral received from securities on loan. The total market value of such securities as of September 30, 2009 was $46,020 ($ Thousands).
(C)	The rate reported is the effective yield at the time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(E)	Securities considered illiquid and restricted. The total market value of such securities as of September 30, 2009 was $579 ($ Thousands) and represented 0.12% of Net Assets
(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2009 was $ 579 ($ Thousands) and represented 0.12% of Net Assets.

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

9	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.1%

Consumer Discretionary — 17.2%
Aaron Rents	9,618	$254
Abercrombie & Fitch, Cl A	6,468	213
Advance Auto Parts	17,320	680
Aeropostale *	11,950	519
American Eagle Outfitters	58,416	985
American Greetings, Cl A	20,300	453
Amerigon *	3,300	24
Ameristar Casinos	1,300	21
AnnTaylor Stores *	15,800	251
Apollo Group, Cl A *	9,200	678
Arbitron	800	17
ArvinMeritor	6,700	52
ATC Technology *	9,278	183
Autoliv	14,200	477
Autonation *	1,400	25
Bally Technologies *	16,640	638
Barnes & Noble	6,200	138
Bebe Stores	11,900	88
Bed Bath & Beyond *	9,500	357
Belo, Cl A	46,500	252
Big Lots *	31,200	781
BJ’s Restaurants *	1,000	15
Black & Decker	8,000	370
Blyth	500	19
BorgWarner	14,423	436
Brinker International	1,700	27
Brink’s Home Security Holdings *	22,000	677
Brown Shoe	2,700	22
Brunswick	15,100	181
Buckle (A)	2,200	75
Buffalo Wild Wings *	9,100	379
Build-A-Bear Workshop *	2,700	13
Cabela’s * (A)	17,200	229
Callaway Golf	49,621	378
Capella Education *	700	47
Career Education *	5,700	139
Carmax *	3,100	65
Carter’s *	21,840	583
Cato, Cl A	25,935	526
Central European Media Enterprises, Cl A *	700	24
Charlotte Russe Holding *	9,400	164
Cheesecake Factory *	19,100	354
Chico’s FAS *	1,900	25
Childrens Place Retail Stores *	7,000	210
Chipotle Mexican Grill, Cl A *	1,100	107
Christopher & Banks	16,769	113
Cinemark Holdings	5,436	56
Citi Trends *	7,000	199
CKE Restaurants	1,400	15
CKX *	2,600	17

Description	Shares	Market Value ($ Thousands)
Coinstar *	12,800	$422
Columbia Sportswear	500	21
Cooper Tire & Rubber	27,407	482
Corinthian Colleges *	37,785	701
Cracker Barrel Old Country Store	19,158	659
Dana Holding *	7,201	49
Darden Restaurants	7,514	256
Deckers Outdoor *	200	17
Dick’s Sporting Goods *	28,100	629
Dillard’s, Cl A	7,800	110
DineEquity	12,153	301
Dollar Tree *	3,100	151
Domino’s Pizza *	9,625	85
DR Horton	9,500	108
DreamWorks Animation SKG, Cl A *	21,790	775
DSW, Cl A *	14,407	230
Eastman Kodak	28,893	138
Ethan Allen Interiors	9,359	154
Family Dollar Stores	1,399	37
FGX International Holdings *	13,100	183
Foot Locker	26,400	315
Fossil *	3,800	108
GameStop, Cl A *	28,662	759
Gannett	48,064	601
Genesco *	8,000	193
Gentex	2,600	37
Goodyear Tire & Rubber *	8,400	143
Group 1 Automotive	1,200	32
Guess?	800	30
Gymboree *	5,580	270
H&R Block	21,748	400
Hanesbrands *	58,500	1,252
Harley-Davidson	12,546	288
Harte-Hanks	1,800	25
Hasbro	11,800	328
Helen of Troy *	1,000	19
Hillenbrand	4,800	98
Hooker Furniture	7,900	107
HOT Topic *	6,900	52
Iconix Brand Group *	7,000	87
Insight Enterprises *	23,400	286
Interactive Data	900	24
International Speedway, Cl A	900	25
Interpublic Group *	68,410	514
Isle of Capri Casinos *	3,300	39
ITT Educational Services *	700	77
J Crew Group *	3,900	140
Jackson Hewitt Tax Service	4,800	25
Jakks Pacific *	12,500	179
Jarden	8,600	241
Jo-Ann Stores *	4,970	133
Jones Apparel Group	21,722	389

1	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Journal Communications, Cl A	39,400	$145
K12 *	15,200	251
KB Home	2,500	42
Kenneth Cole Productions, Cl A	1,600	16
Lamar Advertising, Cl A *	1,300	36
Landry’s Restaurants *	7,300	77
Las Vegas Sands *	11,000	185
Leggett & Platt	2,000	39
Lennar, Cl A	2,600	37
Liberty Media - Capital, Ser A *	2,300	48
Liberty Media - Interactive, Cl A *	15,942	175
Life Time Fitness *	23,780	667
Live Nation *	92,349	756
Liz Claiborne	2,300	11
LKQ *	18,000	334
Lumber Liquidators *	11,600	252
Mattel	18,915	349
MDC Holdings	400	14
Men’s Wearhouse	4,900	121
Meredith	1,900	57
Meritage Homes *	900	18
Morningstar *	300	15
National CineMedia	45,968	780
NetFlix * (A)	1,500	69
New York *	2,000	10
New York Times, Cl A	4,800	39
Newell Rubbermaid	27,500	432
Nordstrom	11,010	336
Nutri/System	3,500	53
NVR *	100	64
OfficeMax	7,500	94
O’Reilly Automotive *	1,000	36
Orient-Express Hotels, Cl A	6,700	77
Panera Bread, Cl A *	700	38
Penn National Gaming *	8,700	241
Penske Auto Group	8,800	169
PEP Boys-Manny Moe & Jack	3,200	31
PetSmart	42,846	932
PF Chang’s China Bistro *	6,200	211
Phillips-Van Heusen	9,880	423
Pinnacle Entertainment *	4,900	50
Polaris Industries	20,035	817
Polo Ralph Lauren	900	69
Pre-Paid Legal Services *	7,000	356
priceline.com *	2,900	481
Pulte Homes	50,997	560
RadioShack	32,100	532
RC2 *	32,380	461
RCN *	3,100	29
Red Robin Gourmet Burgers *	15,100	308

Description	Shares	Market Value ($ Thousands)
Regal Entertainment Group, Cl A	20,800	$256
Regis	11,898	184
Rent-A-Center *	3,686	70
Ross Stores	1,400	67
Rossi Residencial	50,500	404
Ruby Tuesday *	37,800	318
Ryland Group	2,100	44
Saks *	2,600	18
Sauer-Danfoss	1,700	13
Scholastic	1,000	24
Scientific Games, Cl A *	44,179	699
Scripps Networks Interactive, Cl A	8,257	305
Sealy *	5,500	18
Service International	6,700	47
Shutterfly *	14,500	241
Signet Jewelers *	4,800	126
Skechers U.S.A., Cl A *	6,112	105
Sonic *	1,800	20
Sonic Automotive, Cl A	9,375	98
Sotheby’s	1,400	24
Spartan Motors	15,496	80
Speedway Motorsports	800	11
Stage Stores	28,771	373
Stamps.com *	1,579	15
Standard-Pacific *	27,000	100
Stanley Works	500	21
Starwood Hotels & Resorts Worldwide	8,900	294
Steak N Shake *	1,800	21
Stewart Enterprises, Cl A	2,900	15
Strayer Education	1,700	370
Systemax *	2,642	32
Tempur-Pedic International	16,335	309
Tenneco *	12,800	167
Texas Roadhouse, Cl A *	3,400	36
Thor Industries	900	28
Timberland, Cl A *	900	12
Titan International	3,900	35
Town Sports International Holdings *	4,600	12
TRW Automotive Holdings *	4,300	72
Ulta Salon Cosmetics & Fragrance *	1,800	30
Universal Electronics *	1,300	27
Valassis Communications *	2,492	45
Vitacost.com *	13,100	143
WABCO Holdings	1,500	32
Warnaco Group *	19,150	840
Weight Watchers International	15,500	425
Whirlpool	7,300	511
Williams-Sonoma	7,700	156

2	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
WMS Industries *	22,406	$998
Wolverine World Wide	600	15
World Wrestling Entertainment, Cl A	900	13
Wyndham Worldwide	4,700	77

		45,014

Consumer Staples — 4.1%
Alliance One International *	17,900	80
American Italian Pasta, Cl A *	1,500	41
Avon Products	6,952	236
Bare Escentuals *	2,300	27
BJ’s Wholesale Club *	1,400	51
Boston Beer, Cl A *	4,041	150
Brown-Forman, Cl B	7,225	348
Cal-Maine Foods	8,700	233
Casey’s General Stores	13,040	409
Central European Distribution *	10,890	357
Central Garden and Pet, Cl A *	19,700	215
Central Garden and Pet *	13,800	162
Chattem *	700	47
Chiquita Brands International *	20,714	335
Church & Dwight	1,600	91
Corn Products International	11,092	316
Dean Foods *	42,777	761
Del Monte Foods	1,600	19
Diamond Foods	1,500	48
Energizer Holdings *	300	20
Flowers Foods	4,750	125
Green Mountain Coffee Roasters *	6,610	488
Hansen Natural *	2,925	107
Herbalife	31,900	1,044
J&J Snack Foods	1,300	56
JM Smucker	5,814	308
Kroger	12,908	266
Lancaster Colony	1,000	51
Lance	1,400	36
McCormick	10,428	354
Medifast *	8,000	174
Molson Coors Brewing, Cl B	7,227	352
Nash Finch	2,960	81
Nu Skin Enterprises, Cl A	900	17
Pantry *	21,428	336
Pepsi Bottling Group	9,600	350
PepsiAmericas	7,900	226
Ralcorp Holdings *	1,000	58
Reddy Ice Holdings *	5,700	31
Rite Aid *	62,500	102
Sanderson Farms	11,550	435
Sara Lee	51,500	574
Schiff Nutrition International	2,200	11
Smithfield Foods * (A)	5,500	76
SUPERVALU	18,000	271

Description	Shares	Market Value ($ Thousands)
Tootsie Roll Industries	1,030	$24
TreeHouse Foods *	1,800	64
Tyson Foods, Cl A	23,491	297
Universal	5,700	238
USANA Health Sciences *	400	14
Village Super Market, Cl A	800	24
WD-40	900	26
Whole Foods Market *	2,000	61

		10,623

Energy — 4.9%
Atlas Energy	1,000	27
Atwood Oceanics *	1,200	42
Berry Petroleum, Cl A	16,080	431
Bill Barrett *	600	20
Cabot Oil & Gas	1,000	36
Cameron International *	3,550	134
Carrizo Oil & Gas *	1,100	27
Complete Production Services *	30,380	343
Concho Resources *	14,200	516
Continental Resources *	13,300	521
Delta Petroleum *	5,500	10
Denbury Resources *	8,900	135
Dresser-Rand Group *	5,840	181
Dril-Quip *	1,200	59
Encore Acquisition *	1,400	52
EXCO Resources	1,800	34
Exterran Holdings *	8,100	192
FMC Technologies *	1,800	94
General Maritime	6,500	50
Global Industries *	2,300	22
Goodrich Petroleum * (A)	22,612	584
Helix Energy Solutions Group *	1,800	27
Helmerich & Payne	1,300	51
Hercules Offshore *	17,200	84
Hess	1,100	59
International Coal Group *	3,900	16
Karoon Gas Australia *	21,943	151
Key Energy Services *	32,049	279
Knightsbridge Tankers	1,900	25
Mariner Energy *	1,200	17
Massey Energy	8,010	223
Matrix Service *	4,500	49
McMoRan Exploration *	5,900	44
Mitcham Industries *	3,000	19
Murphy Oil	10,252	590
Nabors Industries *	19,324	404
National Oilwell Varco *	1,800	78
Newfield Exploration *	8,711	371
Noble	7,900	300
Nordic American Tanker Shipping, Cl US (A)	1,100	32

3	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Oceaneering International *	3,750	$213
Oil States International *	700	25
Overseas Shipholding Group	14,480	541
Patriot Coal *	1,980	23
Patterson-UTI Energy	1,500	23
Peabody Energy	1,500	56
PetroHawk Energy *	22,900	554
Pioneer Drilling *	20,200	148
Pioneer Natural Resources	11,219	407
Quicksilver Resources *	1,500	21
Range Resources	7,194	355
Rowan	10,300	238
SEACOR Holdings *	4,800	392
Smith International	1,079	31
Southwestern Energy *	1,000	43
Spectra Energy	18,900	358
St. Mary Land & Exploration	11,700	380
Stone Energy *	8,400	137
Sunoco	6,400	182
Superior Energy Services *	700	16
Swift Energy *	17,697	419
Tesoro	18,100	271
Tidewater	7,420	349
Ultra Petroleum *	900	44
USEC *	51,000	239
Western Refining *	16,400	106
Whiting Petroleum *	10,300	593
Willbros Group *	1,500	23
Williams	3,785	68
World Fuel Services	6,600	317

		12,901

Financials — 15.0%
1st Source	1,000	16
Acadia Realty Trust †	900	14
Advance America Cash Advance Centers	39,200	219
Affiliated Managers Group *	500	32
Alexander’s †	100	30
Alexandria Real Estate Equities †	300	16
Allied Capital	36,400	112
Allied World Assurance Holdings	18,900	906
Altisource Portfolio Solutions *	1,400	20
AMB Property †	2,100	48
American Campus Communities †	600	16
American Capital	1,100	4
American Capital Agency †	3,317	94
American Equity Investment Life Holding	11,300	79
American Financial Group	19,300	492
American National Insurance	700	60

Description	Shares	Market Value ($ Thousands)
AmeriCredit *	2,000	$32
Ameriprise Financial	18,476	671
Amerisafe *	5,300	91
Anworth Mortgage Asset †	48,200	380
Apartment Investment & Management, Cl A †	1,800	27
Arch Capital Group *	300	20
Ares Capital	2,000	22
Argo Group International Holdings *	900	30
Arthur J. Gallagher	900	22
Aspen Insurance Holdings	15,300	405
Assured Guaranty	19,340	376
Axis Capital Holdings	1,000	30
Banco Latinoamericano de Exportaciones, Cl E	21,300	303
Bancorpsouth	11,900	290
Bank Mutual	6,700	59
Bank of Hawaii	400	17
Bank of the Ozarks	8,500	226
BGC Partners, Cl A	40,700	174
BioMed Realty Trust †	17,200	237
BlackRock	356	77
BlackRock Kelso Capital	2,400	18
Boston Private Financial Holdings	6,000	39
Boston Properties †	6,118	401
BRE Properties, Cl A †	1,000	31
Brown & Brown	600	12
Calamos Asset Management, Cl A	1,800	23
Camden Property Trust †	600	24
Capstead Mortgage †	6,200	86
Cardinal Financial	20,072	165
CB Richard Ellis Group, Cl A *	28,800	338
CBL & Associates Properties †	19,223	186
Central Pacific Financial (A)	49,933	126
Century Bancorp, Cl A	2,700	59
Chemical Financial	3,800	83
Chimera Investment †	14,300	55
Cincinnati Financial	14,300	372
Clifton Savings Bancorp	4,200	41
CNA Surety *	6,600	107
CoBiz Financial	2,300	11
Colonial Properties Trust †	4,500	44
Comerica	27,779	824
Commerce Bancshares	1,386	52
Cousins Properties †	7,191	60
Credit Acceptance *	1,400	44
Cullen/Frost Bankers	300	15

4	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
CVB Financial	9,600	$73
DCT Industrial Trust †	3,100	16
Delphi Financial Group, Cl A	3,900	88
Developers Diversified Realty †	2,300	21
DiamondRock Hospitality †	31,740	257
Digital Realty Trust †	300	14
Dime Community Bancshares	1,700	19
Dollar Financial *	1,600	26
Doral Financial * (A)	23,400	87
Douglas Emmett †	1,400	17
Duke Realty †	1,700	20
EastGroup Properties †	400	15
Eaton Vance	7,579	212
Education Realty Trust †	28,058	166
eHealth *	4,700	68
EMC Insurance Group	2,920	62
Employers Holdings	33,721	522
Encore Bancshares *	1,200	11
Encore Capital Group *	23,500	316
Endurance Specialty Holdings	20,746	757
Enstar Group *	300	19
Entertainment Properties Trust †	1,000	34
Equity One †	21,647	339
Erie Indemnity, Cl A	1,000	37
Essex Property Trust †	300	24
Everest Re Group	4,400	386
FBL Financial Group, Cl A	2,500	49
FCStone Group *	7,173	35
Federal Agricultural Mortgage, Cl C (A)	16,100	121
Federal Realty Investment Trust †	500	31
Federated Investors, Cl B	6,200	163
FelCor Lodging Trust †	6,100	28
Fifth Street Finance	1,600	18
Fifth Third Bancorp	34,321	348
Financial Federal	14,500	358
Financial Institutions	1,100	11
First American	3,700	120
First Bancorp	40,300	123
First Busey	400	2
First Commonwealth Financial	7,400	42
First Financial Bancorp	30,099	363
First Financial Holdings	1,000	16
First Horizon National *	49,956	661
First Midwest Bancorp	11,200	126
First Niagara Financial Group	4,300	53

Description	Shares	Market Value ($ Thousands)
FirstMerit	8,762	$167
Flagstone Reinsurance Holdings	6,300	71
Flushing Financial	3,400	39
FNB (Pennsylvania)	4,100	29
Franklin Street Properties †	5,800	76
Fulton Financial	4,400	32
GAMCO Investors, Cl A	400	18
Getty Realty †	3,100	76
GFI Group	76,100	550
Glacier Bancorp	800	12
Greenhill	500	45
Greenlight Capital Re *	1,400	26
Hancock Holding	9,919	373
Hanover Insurance Group	11,300	467
Harleysville Group	1,200	38
Hatteras Financial †	2,500	75
HCC Insurance Holdings	1,000	27
Health Care †	3,000	125
Healthcare Realty Trust †	700	15
Hercules Technology Growth Capital	21,503	211
Hersha Hospitality Trust †	43,200	134
Highwoods Properties †	500	16
Hilltop Holdings *	5,000	61
Home Properties †	400	17
Horace Mann Educators	18,700	261
Hospitality Properties Trust †	13,800	281
HRPT Properties Trust †	110,400	830
Hudson City Bancorp	2,400	32
Huntington Bancshares	55,900	263
IBERIABANK	2,686	122
Independence Holding	2,800	16
Independent Bank	800	18
Infinity Property & Casualty	10,061	427
Inland Real Estate †	9,400	82
Interactive Brokers Group, Cl A *	800	16
Investment Technology Group *	900	25
Investors Real Estate Trust †	3,100	28
Janus Capital Group	1,900	27
Jones Lang LaSalle	400	19
KBW *	700	23
Keycorp	1,600	10
Kilroy Realty †	3,175	88
Kite Realty Group Trust †	3,700	15
Knight Capital Group, Cl A *	2,300	50
Lancashire Holdings	43,639	357
LaSalle Hotel Properties †	1,400	27
Lazard, Cl A	7,700	318

5	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Lexington Realty Trust †	16,836	$86
Liberty Property Trust †	13,236	431
LTC Properties †	4,600	111
M&T Bank (A)	3,569	222
Macerich †	2,037	62
MarketAxess Holdings *	1,200	15
MBIA *	5,600	43
Meadowbrook Insurance Group	46,200	342
Medical Properties Trust †	41,100	321
Mercury General	300	11
MF Global *	5,200	38
MFA Financial †	85,990	684
MGIC Investment	4,000	30
Mid-America Apartment Communities †	4,800	217
Montpelier Re Holdings	15,200	248
MSCI, Cl A *	3,500	104
National Health Investors †	1,300	41
National Penn Bancshares	17,672	108
National Retail Properties †	1,200	26
National Western Life Insurance, Cl A	400	70
Nationwide Health Properties †	12,400	384
Navigators Group *	200	11
NBT Bancorp	1,200	27
NewAlliance Bancshares	25,700	275
Northfield Bancorp	800	10
NorthStar Realty Finance †	14,709	52
NYSE Euronext	1,675	48
Ocwen Financial *	4,200	47
Old National Bancorp	3,800	43
Omega Healthcare Investors †	5,100	82
One Liberty Properties †	136	1
OneBeacon Insurance Group, Cl A	2,700	37
optionsXpress Holdings	1,400	24
Oriental Financial Group	13,000	165
PacWest Bancorp	16,900	322
Park National	5,100	298
Parkway Properties †	4,000	79
PartnerRe	8,561	659
Patriot Capital Funding	4,600	19
People's United Financial	22,873	356
PHH *	12,764	253
Pinnacle Financial Partners *	1,500	19
Piper Jaffray *	300	14
Platinum Underwriters Holdings	19,816	710
Plum Creek Timber †	1,400	43
Popular	28,900	82

Description	Shares	Market Value ($ Thousands)
Portfolio Recovery Associates *	400	$18
Post Properties †	800	14
Premierwest Bancorp	3,465	9
Presidential Life	1,400	15
Primus Guaranty *	5,700	24
PrivateBancorp	900	22
ProAssurance *	8,193	428
Prospect Capital	1,000	11
Protective Life	9,256	198
Provident Financial Services	1,100	11
Provident New York Bancorp	1,200	11
Pzena Investment Management, Cl A	5,400	44
RAIT Financial Trust †	42,000	123
Ramco-Gershenson Properties †	2,300	20
Raymond James Financial	13,200	307
Rayonier †	850	35
Redwood Trust †	11,068	172
Regency Centers †	500	18
Regions Financial	51,600	320
Reinsurance Group of America, Cl A	17,034	760
RenaissanceRe Holdings	800	44
Resource Capital †	2,600	14
RLI	1,600	84
Roma Financial	900	11
S&T Bancorp	9,200	119
Sandy Spring Bancorp	1,000	16
SeaBright Insurance Holdings *	900	10
Selective Insurance Group	7,400	116
Senior Housing Properties Trust †	1,000	19
Sierra Bancorp	800	10
Signature Bank NY *	34,925	1,013
SL Green Realty †	2,800	123
Sovran Self Storage †	3,900	119
St. Joe *	3,751	109
StanCorp Financial Group	11,800	476
Sterling Bancshares	8,000	58
Stewart Information Services	700	9
Stifel Financial *	4,875	268
Strategic Hotels & Resorts †	34,971	91
Stratus Properties *	1,900	16
Sun Communities †	1,400	30
Sunstone Hotel Investors †	28,254	201
SVB Financial Group *	600	26
SWS Group	7,400	107
Synovus Financial	122,375	459
Tanger Factory Outlet Centers †	800	30
Taubman Centers †	1,400	50
TCF Financial	7,836	102

6	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
TD Ameritrade Holding *	10,346	$203
Tejon Ranch *	400	10
Tower Group	6,832	167
TradeStation Group *	1,800	15
Transatlantic Holdings	600	30
Trustco Bank NY	25,300	158
Trustmark	1,100	21
UDR †	1,400	22
Umpqua Holdings	5,000	53
United America Indemnity, Cl A *	1,081	8
United Bankshares	600	12
United Community Banks *	9,318	47
United Fire & Casualty	2,600	47
Unitrin	17,200	335
Universal Health Realty Income Trust †	300	10
Unum Group	38,246	820
U-Store-It Trust †	39,300	246
Validus Holdings	11,575	299
Valley National Bancorp	2,100	26
W Holding	900	12
Waddell & Reed Financial, Cl A	700	20
Walter Investment Management †	657	11
Washington Federal	10,600	179
Washington Real Estate Investment Trust †	500	14
Washington Trust Bancorp	600	11
Waterstone Financial *	4,500	23
Webster Financial	7,700	96
Weingarten Realty Investors †	1,600	32
Westamerica Bancorporation	1,500	78
Western Alliance Bancorp *	14,600	92
Westfield Financial	2,625	22
White Mountains Insurance Group	900	276
Whitney Holding	12,499	119
Willis Group Holdings	13,539	382
Wilmington Trust	4,100	58
Wintrust Financial	600	17
World Acceptance *	1,300	33
WR Berkley	5,400	137
WSFS Financial	400	11
Zions Bancorporation	30,232	543

		39,427

Health Care — 12.0%
Abaxis *	2,200	59
Accuray *	1,900	12
Adolor *	6,200	10
Affymetrix *	3,600	32
Air Methods *	600	20

Description	Shares	Market Value ($ Thousands)
Albany Molecular Research *	7,800	$68
Alexion Pharmaceuticals *	2,000	89
Align Technology *	4,700	67
Alkermes *	30,200	277
Allscripts Healthcare Solutions	28,900	586
Almost Family *	9,700	289
AMAG Pharmaceuticals *	300	13
Amedisys *	1,900	83
AMERIGROUP *	12,220	271
AmerisourceBergen	14,498	324
AMN Healthcare Services *	18,700	178
Amsurg *	12,137	258
Amylin Pharmaceuticals *	21,600	296
Analogic	1,274	47
Angiodynamics *	3,200	44
Auxilium Pharmaceuticals *	13,200	452
Beckman Coulter	3,612	249
Biogen Idec *	3,400	172
Bio-Rad Laboratories, Cl A *	600	55
Bio-Reference Labs *	500	17
Boston Scientific *	43,500	461
Brookdale Senior Living	1,700	31
Bruker BioSciences *	7,800	83
Capital Senior Living *	3,600	22
Catalyst Health Solutions *	600	17
Celgene *	622	35
Cephalon *	2,321	135
Cerner *	700	52
Charles River Laboratories International *	5,150	190
Chemed	4,664	205
Conmed *	7,800	150
Cooper	19,457	578
Corvel *	893	25
Covance *	6,175	334
Coventry Health Care *	18,200	363
Cubist Pharmaceuticals *	17,000	343
Dendreon *	13,400	375
Dentsply International	10,500	363
Dionex *	500	33
Eclipsys *	1,200	23
Edwards Lifesciences *	1,200	84
Emeritus *	1,400	31
Endo Pharmaceuticals Holdings *	16,000	362
Enzo Biochem *	6,249	44
Enzon Pharmaceuticals *	2,600	21
eResearchTechnology *	11,948	84
ev3 *	50,300	619
Exelixis *	2,200	14
Express Scripts *	700	54
Forest Laboratories *	29,675	874
Gen-Probe *	3,400	141

7	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Gentiva Health Services *	700	$17
Genzyme *	1,702	97
Geron *	8,900	58
Greatbatch *	24,938	560
Haemonetics *	700	39
Health Management Associates, Cl A *	15,400	115
Health Net *	43,375	668
Healthsouth *	29,400	460
Healthspring *	1,200	15
Healthways *	800	12
Henry Schein *	5,002	275
Hill-Rom Holdings	24,300	529
HLTH *	5,900	86
Hologic *	10,684	175
Humana *	8,300	310
ICON ADR *	29,500	722
Idexx Laboratories *	5,600	280
Illumina *	3,300	140
Immucor *	1,950	34
InterMune *	2,500	40
Intuitive Surgical *	650	170
Inverness Medical Innovations *	22,684	879
Isis Pharmaceuticals *	3,900	57
Kendle International *	2,700	45
Kensey Nash *	4,900	142
Kinetic Concepts *	14,800	547
King Pharmaceuticals *	20,000	215
KV Pharmaceutical, Cl A *	5,600	17
Laboratory Corp of America Holdings *	3,900	256
Landauer	600	33
LHC Group *	1,244	37
Life Technologies *	2,637	123
LifePoint Hospitals *	19,200	520
Ligand Pharmaceuticals, Cl B *	39,700	92
Lincare Holdings *	1,200	37
Magellan Health Services *	1,400	43
Martek Biosciences *	6,400	145
Maxygen *	2,122	14
Medicines *	21,100	232
Mednax *	3,243	178
Meridian Bioscience	6,400	160
Merit Medical Systems *	4,300	74
Mettler Toledo International *	400	36
Millipore *	600	42
Molina Healthcare *	500	10
Mylan Laboratories *	46,635	747
Myriad Genetics *	3,900	107
Myriad Pharmaceuticals *	550	3
Nektar Therapeutics *	9,000	88
Neogen *	400	13
Nighthawk Radiology Holdings *	4,700	34

Description	Shares	Market Value ($ Thousands)
NuVasive *	12,900	$539
Obagi Medical Products *	1,600	19
Odyssey HealthCare *	1,000	12
Omnicell *	1,300	14
Onyx Pharmaceuticals *	23,000	689
Orthofix International *	600	18
OSI Pharmaceuticals *	24,918	880
Owens & Minor	13,825	626
Palomar Medical Technologies *	1,261	20
Par Pharmaceutical *	2,270	49
Parexel International *	40,000	544
Patterson *	18,500	504
PDL BioPharma	63,300	499
PerkinElmer	17,800	343
Perrigo	10,800	367
Pharmaceutical Product Development	6,300	138
PharMerica *	500	9
Providence Service *	2,800	33
PSS World Medical *	1,400	31
Psychiatric Solutions *	14,610	391
Regeneron Pharmaceuticals *	18,400	355
RehabCare Group *	700	15
Res-Care *	8,000	114
ResMed *	4,181	189
Rigel Pharmaceuticals *	1,300	11
Seattle Genetics *	26,970	378
Sepracor *	17,300	396
Sirona Dental Systems *	12,119	361
Somanetics *	3,017	49
STERIS	10,830	330
SXC Health Solutions *	9,500	445
Symmetry Medical *	1,500	16
Techne	4,100	256
Tenet Healthcare *	14,100	83
Theravance *	2,300	34
Thermo Fisher Scientific *	1,600	70
Thoratec *	1,500	45
TomoTherapy *	20,700	90
United Therapeutics *	8,000	392
Universal Health Services, Cl B	5,917	366
US Physical Therapy *	900	14
Valeant Pharmaceuticals International *	4,500	126
VCA Antech *	1,400	38
Vertex Pharmaceuticals *	8,800	333
Viropharma *	12,700	122
Volcano *	6,900	116
Waters *	1,425	80
Watson Pharmaceuticals *	9,800	359
WellCare Health Plans *	800	20
Zimmer Holdings *	4,677	250
Zoll Medical *	19,400	417

		31,437

8	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Industrials — 14.3%
AAON	1,500	$30
Actuant, Cl A	5,663	91
Acuity Brands	9,034	291
Aecom Technology *	900	24
AGCO *	1,700	47
Aircastle	10,200	99
Airtran Holdings *	2,900	18
Alaska Air Group *	7,098	190
Albany International, Cl A	1,900	37
Alexander & Baldwin	2,539	81
Alliant Techsystems *	788	61
American Commercial Lines *	725	21
American Reprographics *	18,000	171
American Superconductor *	2,200	74
Ametek	750	26
Ampco-Pittsburgh	8,000	213
AMR *	4,000	32
AO Smith	8,100	309
Apogee Enterprises	16,300	245
Arkansas Best	7,000	210
Atlas Air Worldwide Holdings *	800	25
Avery Dennison	11,655	420
Avis Budget Group *	11,900	159
Baldor Electric	900	25
Barnes Group	1,100	19
BE Aerospace *	54,236	1,092
Beacon Roofing Supply *	3,300	53
Belden	14,282	330
Bowne	7,393	57
Brady, Cl A	7,300	210
Briggs & Stratton	22,520	437
Brink’s	3,100	83
Bucyrus International, Cl A	9,600	342
C.H. Robinson Worldwide	1,344	78
Carlisle	600	20
Chart Industries *	10,700	231
Cintas	10,000	303
Clarcor	100	3
CNH Global	3,060	52
Colfax *	7,500	80
Columbus McKinnon *	3,949	60
Continental Airlines, Cl B *	16,500	271
Con-way	12,420	476
Copa Holdings, Cl A	7,580	337
Copart *	600	20
Corporate Executive Board	700	17
Corrections Corp of America *	39,630	898
Courier	6,200	94
Crane	9,800	253
Cummins	2,200	99
Curtiss-Wright	900	31
Delta Air Lines *	18,725	168
Deluxe	18,000	308

Description	Shares	Market Value ($ Thousands)
Dollar Thrifty Automotive Group *	6,300	$155
Donaldson	600	21
Dover	9,234	358
Dun & Bradstreet	500	38
Dycom Industries *	5,200	64
Eagle Bulk Shipping (A)	11,800	61
EMCOR Group *	20,814	527
EnergySolutions	4,400	41
EnerNOC *	1,300	43
Ennis	3,200	52
EnPro Industries *	11,900	272
Equifax	9,098	265
ESCO Technologies *	1,300	51
Esterline Technologies *	12,700	498
Fastenal	5,748	222
Flowserve	1,100	108
Force Protection *	900	5
Forward Air	600	14
Foster Wheeler *	7,300	233
FTI Consulting *	17,500	746
Fushi Copperweld *	6,400	54
G&K Services	8,200	182
Gardner Denver *	23,705	827
GATX	4,700	131
GenCorp *	9,825	53
General Cable *	700	27
Geo Group *	5,088	103
GeoEye *	500	13
Goodrich	9,400	511
Gorman-Rupp	1,250	31
Graco	600	17
GrafTech International *	4,600	68
H&E Equipment Services *	3,675	42
Harsco	3,200	113
Heartland Express	600	9
Heidrick & Struggles International	700	16
Herman Miller	1,500	25
Hertz Global Holdings *	4,900	53
Hexcel *	1,400	16
HNI	1,400	33
Hubbell, Cl B	10,700	449
Huron Consulting Group *	400	10
ICT Group *	2,100	22
IDEX	7,366	206
IHS, Cl A *	13,500	690
Interface, Cl A	16,797	139
Interline Brands *	1,300	22
International Shipholding	5,600	173
ITT	11,400	594
Jacobs Engineering Group *	4,149	191
JB Hunt Transport Services	16,600	533
John Bean Technologies	777	14

9	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Joy Global	1,800	$88
Kadant *	9,026	109
Kaman	3,107	68
Kansas City Southern *	10,000	265
Kaydon	9,400	305
KBR	2,100	49
Kelly Services, Cl A	14,000	172
Kennametal	500	12
Kirby *	6,504	239
Knoll	18,800	196
Landstar System	600	23
Layne Christensen *	700	22
Lennox International	14,800	535
Lincoln Electric Holdings	2,905	138
Lindsay	2,000	79
Localiza Rent A Car	40,080	399
Lydall *	4,300	23
MasTec *	100	1
Middleby *	400	22
Mine Safety Appliances	5,500	151
Monster Worldwide *	1,600	28
Moog, Cl A *	2,300	68
MPS Group *	1,600	17
MSC Industrial Direct, Cl A	100	4
Mueller Industries	11,400	272
Mueller Water Products, Cl A	35,500	194
NACCO Industries, Cl A	400	24
Navigant Consulting *	16,923	229
NCI Building Systems * (A)	32,500	104
Nordson	300	17
Old Dominion Freight Line *	1,350	41
Orbital Sciences *	4,400	66
Oshkosh Truck	1,200	37
Owens Corning *	2,000	45
PACCAR	9,596	362
Pacer International	12,405	48
Pall	18,460	596
Parker Hannifin	5,900	306
Park-Ohio Holdings *	2,900	25
Pentair	15,830	467
Pitney Bowes	16,356	406
Quanex Building Products	1,200	17
Quanta Services *	3,656	81
Regal-Beloit	17,200	786
Resources Connection *	37,865	646
Robert Half International	1,400	35
Rockwell Collins	6,383	324
Rollins	1,100	21
Roper Industries	400	20
RR Donnelley & Sons	17,159	365
RSC Holdings *	1,700	12
Rush Enterprises, Cl A *	14,580	188
Ryder System	12,600	492
School Specialty *	9,300	221

Description	Shares	Market Value ($ Thousands)
Seaboard	89	$116
Shaw Group *	1,100	35
Skywest	11,800	196
SMA Solar Technology	4,251	435
Spirit Aerosystems Holdings, Cl A *	21,881	395
SPX	700	43
Standard Register	5,164	30
Steelcase, Cl A	4,600	29
Stericycle *	1,000	48
Sunpower, Cl B *	15,200	384
SYKES Enterprises *	73,545	1,531
Tam ADR *	22,860	295
Taser International *	2,400	11
Teledyne Technologies *	24,084	867
Teleflex	8,561	414
Terex *	14,700	305
Tetra Tech *	1,300	35
Thomas & Betts *	12,100	364
Timken	1,200	28
Titan Machinery *	3,200	40
Trex *	16,111	293
Triumph Group	12,587	604
Tutor Perini *	3,100	66
UAL *	57,700	532
Ultralife *	2,500	15
United Stationers *	8,821	420
Universal Forest Products	2,200	87
URS *	8,300	362
US Airways Group *	58,463	275
USG *	1,100	19
UTI Worldwide	15,900	230
Valmont Industries	200	17
Vicor	2,300	18
Wabtec	1,800	68
Waste Connections *	1,579	46
Watsco	1,300	70
Watson Wyatt Worldwide, Cl A	9,663	421
Watts Water Technologies, Cl A	6,193	187
WESCO International *	9,087	262

		37,515

Information Technology — 17.2%
3Com *	40,300	211
Activision Blizzard *	1,500	19
Advanced Analogic Technologies *	14,575	58
Advanced Energy Industries *	1,400	20
Advanced Micro Devices *	19,300	109
Advent Software *	500	20
Agilysys	2,800	18
Akamai Technologies *	2,300	45
Alliance Data Systems * (A)	13,200	806

10	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Amkor Technology *	8,400	$58
Analog Devices	12,875	355
Anixter International *	500	20
Ansys *	9,900	371
Applied Micro Circuits *	3,400	34
ArcSight *	10,900	262
Ariba *	2,700	31
Arris Group *	7,200	94
Arrow Electronics *	1,900	54
AsiaInfo Holdings *	8,000	160
Atheros Communications *	13,920	369
Atmel *	7,400	31
ATMI *	800	14
Autodesk *	1,000	24
Avnet *	10,000	260
Avocent *	13,369	271
Benchmark Electronics *	19,000	342
Black Box	13,669	343
Blackbaud	1,000	23
Blackboard *	1,400	53
Blue Coat Systems *	1,100	25
BMC Software *	1,700	64
Brightpoint *	27,183	238
Broadridge Financial Solutions	1,700	34
Brocade Communications Systems *	4,100	32
CACI International, Cl A *	5,039	238
Cadence Design Systems *	5,600	41
Cavium Networks *	8,280	178
Checkpoint Systems *	6,577	108
Ciber *	13,963	56
Ciena *	1,200	20
Cirrus Logic *	9,529	53
Citrix Systems *	900	35
Cognex	4,700	77
Cognizant Technology Solutions, Cl A *	1,800	70
Cogo Group *	7,800	48
Coherent *	12,047	281
CommScope *	900	27
Computer Sciences *	9,800	517
Compuware *	1,600	12
Comverge *	2,600	32
Constant Contact *	27,200	524
Convergys *	27,500	273
Cree *	3,349	123
CSG Systems International *	18,734	300
CTS	32,188	299
Cybersource *	1,100	18
Cymer *	1,901	74
Cypress Semiconductor *	10,200	105
Daktronics	4,000	34
DealerTrack Holdings *	1,000	19
Deltek *	4,647	36

Description	Shares	Market Value ($ Thousands)
DG FastChannel *	800	$17
Diebold	21,924	722
Digital River *	500	20
Diodes *	1,800	32
Dolby Laboratories, Cl A *	12,300	470
DST Systems *	3,200	143
Echelon *	900	12
EchoStar, Cl A *	2,900	54
Electronics for Imaging *	6,290	71
Emulex *	18,333	189
Equinix *	14,300	1,316
Euronet Worldwide *	1,400	34
F5 Networks *	2,000	79
Factset Research Systems	300	20
Fair Isaac	700	15
Fairchild Semiconductor International *	11,988	123
Fidelity National Information Services	400	10
Flir Systems *	9,160	256
Formfactor *	800	19
Forrester Research *	900	24
Gartner *	47,044	860
Genpact *	1,200	15
Global Payments	800	37
GSI Commerce *	76,924	1,485
Harmonic *	2,000	13
Harris Stratex Networks, Cl A *	198	1
Heartland Payment Systems	21,160	307
Hewitt Associates, Cl A *	3,334	121
Hughes Communications *	1,200	36
IAC *	6,750	136
Informatica *	2,900	65
Ingram Micro, Cl A *	6,642	112
Integral Systems *	6,172	43
InterDigital *	1,300	30
Intermec *	3,801	53
International Rectifier *	1,600	31
Iron Mountain *	2,500	67
Itron *	600	38
Jabil Circuit	87,067	1,168
Jack Henry & Associates	2,200	52
JDA Software Group *	13,700	301
JDS Uniphase *	2,700	19
Kenexa *	7,400	100
Lam Research *	7,250	248
Lawson Software *	127,610	796
Lender Processing Services	150	6
Lexmark International, Cl A *	19,900	429
Limelight Networks *	3,000	12
Linear Technology	5,600	155
Littelfuse *	11,975	314
LoopNet *	1,700	15

11	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Loral Space & Communications *	800	$22
LSI Logic *	20,725	114
Mantech International, Cl A *	900	42
MAXIMUS	1,400	65
McAfee *	400	17
Measurement Specialties *	2,900	30
MEMC Electronic Materials *	600	10
Mentor Graphics *	2,400	22
Metavante Technologies *	800	28
Methode Electronics	46,156	400
Micrel	10,900	89
Micros Systems *	800	24
Microsemi *	49,272	778
MicroStrategy, Cl A *	200	14
Microtune *	7,735	14
Molex	17,869	373
Monolithic Power Systems *	4,628	108
Move *	44,345	120
MSC.Software *	2,000	17
MTS Systems	1,819	53
National Semiconductor	2,800	40
NCR *	3,525	49
Netgear *	2,100	39
NetSuite *	1,400	21
NeuStar, Cl A *	30,660	693
NIC	3,700	33
Novatel Wireless *	12,100	137
Novell *	16,400	74
Novellus Systems *	1,600	33
Nuance Communications *	1,500	22
Omniture *	10,401	223
Omnivision Technologies *	1,400	23
ON Semiconductor *	83,220	686
Palm *	1,700	30
Parametric Technology *	22,500	311
Perot Systems, Cl A *	8,163	242
Plantronics	1,100	29
Plexus *	21,640	570
PMC – Sierra *	87,000	832
Polycom *	30,790	824
Power Integrations	500	17
QLogic *	1,200	21
Quest Software *	1,400	24
Rackspace Hosting *	24,100	411
Radisys *	4,300	37
Rambus *	1,900	33
RealNetworks *	11,200	42
Red Hat *	29,700	821
RF Micro Devices *	117,930	640
Richardson Electronics	11,300	58
Riverbed Technology *	24,990	549
Rofin-Sinar Technologies *	700	16
Rovi *	524	18
S1 *	3,900	24

Description	Shares	Market Value ($ Thousands)
SAIC *	400	$7
Salesforce.com *	800	46
Sapient *	75,047	603
SAVVIS *	1,900	30
Scansource *	3,200	91
Seagate Technology	74,100	1,127
Semtech *	3,100	53
Sigma Designs *	900	13
Silicon Graphics International *	2,400	16
Silicon Laboratories *	3,550	165
SkillSoft ADR *	131,096	1,259
Skyworks Solutions *	43,720	579
Sohu.com *	200	14
Solera Holdings	22,567	702
SonicWALL *	2,600	22
Standard Microsystems *	1,200	28
Starent Networks *	20,200	513
Sun Microsystems *	15,100	137
Supertex *	900	27
Sybase *	20,286	789
Symyx Technologies *	7,803	52
Synaptics * (A)	4,450	112
SYNNEX *	1,918	58
Synopsys *	26,853	602
Syntel	1,400	67
Take-Two Interactive Software *	41,100	461
Taleo, Cl A *	3,892	88
Tech Data *	12,800	533
Technitrol	19,700	181
Tekelec *	3,400	56
TeleTech Holdings *	15,247	260
Tellabs *	7,100	49
Teradata *	4,200	115
Tessera Technologies *	900	25
TIBCO Software *	10,000	95
TiVo *	83,200	862
Total System Services	33,800	545
Trimble Navigation *	5,500	132
TriQuint Semiconductor *	84,300	651
Ultimate Software Group *	600	17
Unisys *	58,675	157
United Online	31,100	250
Utstarcom *	6,700	14
Valueclick *	15,100	199
Varian Semiconductor Equipment Associates *	6,475	213
Veeco Instruments *	5,571	130
VeriFone Holdings *	10,500	167
Viasat *	900	24
Virtusa *	1,600	15
Vishay Intertechnology *	59,400	469
VistaPrint *	25,679	1,303
Vocus *	22,900	478
Western Digital *	16,300	595

12	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

Wright Express *	13,195	$389
Xyratex *	25,200	240
Zebra Technologies, Cl A *	12,066	313

		45,257

Materials — 5.9%
Airgas	6,700	324
AK Steel Holding	11,300	223
Albemarle	4,800	166
Allegheny Technologies	18,742	656
Alpha Natural Resources *	3,020	106
AM Castle	8,068	80
Aptargroup	15,359	574
Ashland	2,600	112
Ball	6,600	325
Cabot	13,280	307
Celanese, Ser A	11,200	280
Century Aluminum *	22,200	208
China Green Agriculture * (A)	7,900	93
Cliffs Natural Resources	8,874	287
Commercial Metals	10,369	186
Compass Minerals International	1,100	68
Crown Holdings *	4,800	131
Cytec Industries	24,041	781
Domtar *	12,294	433
Eagle Materials	9,070	259
Eastman Chemical	11,200	600
Ecolab	6,500	300
FMC	5,382	303
General Steel Holdings * (A)	16,428	64
Greif, Cl A	900	49
H.B. Fuller	10,600	222
Headwaters *	30,223	117
Huntsman	10,000	91
Innophos Holdings	2,400	44
Innospec	3,100	46
International Flavors & Fragrances	15,278	579
Kaiser Aluminum	3,000	109
Koppers Holdings	3,819	113
Lubrizol	12,000	858
Martin Marietta Materials	100	9
Mosaic	500	24
Nalco Holding	13,500	277
Neenah Paper	18,566	218
NewMarket	992	92
Olin	7,700	134
OM Group *	5,836	177
Owens-Illinois *	20,609	760
Packaging Corp of America	19,400	396
PolyOne *	59,235	395
Reliance Steel & Aluminum	7,200	306
Rock-Tenn, Cl A	1,700	80
Rockwood Holdings *	13,100	269
Royal Gold	900	41
RPM International	1,600	30
RTI International Metals *	5,164	129

Description	Shares	Market Value ($ Thousands)
Schnitzer Steel Industries, Cl A	2,800	$149
Schulman A	7,422	148
Schweitzer-Mauduit International	1,500	82
Scotts Miracle-Gro, Cl A	18,000	773
Sealed Air	700	14
Sensient Technologies	6,800	189
Sigma-Aldrich	500	27
Silgan Holdings	9,565	504
Sims Metal Management ADR	1,435	29
Solutia *	11,500	133
Spartech	8,227	89
Stillwater Mining *	9,300	62
Temple-Inland	2,300	38
Terra Industries	9,000	312
Texas Industries	500	21
Titanium Metals	6,000	57
United States Steel	1,400	62
Walter Energy	1,800	108
Westlake Chemical	2,015	52
Worthington Industries	8,000	111
WR Grace *	4,500	98

		15,489

Telecommunication Services — 1.4%
Alaska Communications Systems Group	18,870	175
American Tower, Cl A *	1,015	37
CenturyTel	21,929	737
Cincinnati Bell *	38,367	134
Consolidated Communications Holdings	1,000	16
General Communication, Cl A *	5,600	38
Global Crossing *	1,400	20
Iowa Telecommunications Services	8,015	101
MetroPCS Communications *	14,725	138
Neutral Tandem *	2,763	63
NII Holdings *	27,400	821
PAETEC Holding *	6,400	25
Price Communication *	3,800	—
SBA Communications, Cl A *	28,300	765
Telephone & Data Systems	5,900	183
tw telecom, Cl A *	13,390	180
USA Mobility	16,700	215

		3,648

Utilities — 4.1%
AGL Resources	24,204	854
Alliant Energy	13,200	368
American Water Works	7,900	157
Avista	16,100	325
Black Hills	3,085	78
California Water Service Group	900	35
Centerpoint Energy	800	10
CH Energy Group	1,800	80
Chesapeake Utilities	400	12

13	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

Cleco	1,200	$30
CMS Energy	47,700	639
Connecticut Water Service	500	11
Consolidated Edison	6,438	264
Consolidated Water	1,200	20
Edison International	7,984	268
El Paso Electric *	4,700	83
Empire District Electric	8,731	158
Energen	2,800	121
Equities	2,654	113
Great Plains Energy	59,636	1,071
Hawaiian Electric Industries	17,500	317
Idacorp	3,400	98
ITC Holdings	1,000	45
Laclede Group	2,575	83
MDU Resources Group	5,300	110
MGE Energy	700	26
Mirant *	19,400	319
National Fuel Gas	2,400	110
New Jersey Resources	750	27
NiSource	30,600	425
Northeast Utilities	4,000	95
Northwest Natural Gas	400	17
NorthWestern	32,525	795
NSTAR	300	9
NV Energy	2,100	24
Oneok	600	22
Ormat Technologies	300	12
Pepco Holdings	12,500	186
Piedmont Natural Gas	4,300	103
Pinnacle West Capital	18,372	603
PNM Resources	1,700	20
Portland General Electric	47,982	946
PPL	1,900	58
RRI Energy *	48,513	347
SCANA	10,500	366
Sempra Energy	1,600	80
South Jersey Industries	965	34
Southern Union	600	12
Southwest Water	2,600	13
TECO Energy	1,800	25
UGI	8,400	210
UIL Holdings	700	19
Westar Energy	5,800	113
WGL Holdings	600	20
Wisconsin Energy	1,900	86
Xcel Energy	18,194	349

		10,821

Total Common Stock (Cost $218,993) ($ Thousands)		252,132

Description	Shares	Market Value ($ Thousands)

EXCHANGE-TRADED FUND — 0.0%
iShares Russell 2000 Index Fund	1,300	$78

Total Exchange Traded Fund (Cost $65) ($ Thousands)		78

	Shares/Face Amount ($ Thousands)

CLOSED-END FUND — 0.0%
Kayne Anderson Energy Development	800	$11

Total Closed-End Fund (Cost $9) ($ Thousands)		11

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110% ** ††	9,285,269	9,285

Total Cash Equivalent (Cost $9,285) ($ Thousands)		9,285

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, L.P., 0.400% (B) ** ††	2,498,946	2,320

Total Affiliated Partnership (Cost $2,499) ($ Thousands)		2,320

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bills
0.211%, 12/03/09 (C) (D)	$910	910

Total U.S. Treasury Obligation (Cost $910) ($ Thousands)		910

Total Investments — 100.9% (Cost $231,761) ($ Thousands)		$264,736

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	68	Dec-2009	$101
S&P Mid 400 Index E-MINI	51	Dec-2009	94

			$195

14	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Small Cap Fund

September 30, 2009

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $262,464 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2009.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at September 30, 2009. The total market value of securities on loan at September 30, 2009 was $2,423 ($ Thousands).
(B)	This security was purchased with cash collateral received from securities on loan. The total market value of such securities as of September 30, 2009 was $2,320 ($ Thousands).
(C)	The rate reported is the effective yield at the time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

15	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small/Mid Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 82.9%

Consumer Discretionary — 12.5%
Aaron Rents	5,700	$150
American Eagle Outfitters	17,400	293
American Greetings, Cl A	8,000	178
Ameristar Casinos	8,700	137
AnnTaylor Stores *	11,400	181
ArvinMeritor	7,900	62
ATC Technology *	2,800	55
Barnes & Noble	25,900	576
Beazer Homes USA *	16,100	90
Big Lots *	2,000	50
Bluegreen *	4,100	13
Blyth	800	31
Brown Shoe	4,500	36
Buckle	2,500	85
Career Education *	2,400	59
Cato, Cl A	25,300	513
Christopher & Banks	18,200	123
Cooper Tire & Rubber	14,300	251
Corinthian Colleges *	16,400	304
Cracker Barrel Old Country Store	2,500	86
Dana Holding *	7,100	48
Dillard’s, Cl A	4,600	65
DineEquity	15,800	391
Domino’s Pizza *	9,100	80
Dress Barn *	3,300	59
DSW, Cl A *	24,200	386
Foot Locker	19,900	238
Fuqi International *	3,000	88
Furniture Brands International	12,100	67
Gannett	26,100	327
Gildan Activewear *	12,500	247
Hillenbrand	3,200	65
Iconix Brand Group *	21,800	272
Insight Enterprises *	10,300	126
J Crew Group *	7,500	269
Jackson Hewitt Tax Service	9,600	49
Jakks Pacific *	3,000	43
Jo-Ann Stores *	6,700	180
Jones Apparel Group	5,000	90
Live Nation *	17,900	147
Lodgenet Entertainment *	18,800	142
Matthews International, Cl A	4,500	159
Men’s Wearhouse	3,000	74
Morningstar *	1,700	83
Nutri/System	5,600	85
Office Depot *	21,700	144
OfficeMax	27,900	351
Oxford Industries	5,200	102
Penske Auto Group	5,900	113
Pinnacle Entertainment *	15,000	153
Pulte Homes	37,500	412
RadioShack	3,600	60

Description	Shares	Market Value ($ Thousands)
Regis	20,800	$322
Retail Ventures *	59,400	313
Sealy *	25,100	80
Shutterfly *	15,900	264
Signet Jewelers *	4,500	119
Smith & Wesson Holding *	11,100	58
Sonic Automotive, Cl A	13,600	143
Sotheby’s	9,700	167
Spartan Motors	14,500	75
Stage Stores	8,500	110
Stamps.com *	6,400	59
Standard-Pacific *	41,300	152
Stewart Enterprises, Cl A	21,500	112
Stoneridge *	6,900	49
Systemax *	4,000	49
Tenneco *	6,300	82
Texas Roadhouse, Cl A *	6,200	66
Thunderbird Resorts PIPE * (D) (E)	64,000	81
Thunderbird Resorts PIPE * (D) (E)	1,700	2
Tupperware Brands	2,100	84
Universal Electronics *	4,300	88
Valassis Communications *	10,900	195
Volcom *	3,900	64
Williams-Sonoma	6,600	134

		11,256

Consumer Staples — 3.6%
Andersons	4,300	151
Cal-Maine Foods	6,600	177
Casey’s General Stores	8,400	264
Chiquita Brands International *	17,900	289
Flowers Foods	18,800	494
Herbalife	16,700	547
Lance	13,800	356
NBTY *	8,400	333
Pantry *	12,700	199
Pricesmart	2,200	41
United Natural Foods *	2,000	48
USANA Health Sciences *	1,700	58
Vector Group	157	2
Viterra *	28,700	307

		3,266

Energy — 4.0%
Allis-Chalmers Energy *	21,400	93
Atlas Energy	5,500	149
Basic Energy Services *	6,900	59
BPZ Energy PIPE *	4,100	31
BPZ Resources *	34,300	258
Bristow Group *	2,300	68
Cal Dive International *	30,000	297
CARBO Ceramics	2,300	119
Cimarex Energy	4,600	199
Delek US Holdings	5,200	45
Denbury Resources *	4,800	73

1	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small/Mid Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Exterran Holdings *	7,100	$168
Gulfport Energy *	11,000	96
Infinity Bio-Energy *	75,407	1
McMoRan Exploration *	8,200	62
Oilsands Quest *	260,100	294
Oilsands Quest PIPE *	3,500	4
Rentech *	95,100	154
Rosetta Resources *	23,900	351
Swift Energy *	12,700	301
Uranium Participation (Canada) *	6,100	37
W&T Offshore	32,900	385
World Fuel Services	8,000	384

		3,628

Financials — 12.3%
Advance America Cash Advance Centers	9,700	54
Amerisafe *	5,500	95
Anworth Mortgage Asset †	84,700	667
Calamos Asset Management, Cl A	8,200	107
Capstead Mortgage †	24,900	346
Cedar Shopping Centers †	3,700	24
Central Pacific Financial	55,900	141
Chemical Financial	5,000	109
Cogdell Spencer †	69,900	336
Cohen & Steers	4,900	118
Columbia Banking System	1,000	17
Community Bank System	10,400	190
Crawford, Cl B *	5,300	23
Delphi Financial Group, Cl A	2,600	59
Dollar Financial *	12,700	203
Duff & Phelps	13,600	261
eHealth *	7,400	107
EMC Insurance Group	1,200	25
Equity One †	10,900	171
Evercore Partners, Cl A	2,500	73
FCStone Group *	15,900	77
Financial Federal	4,900	121
First Bancorp	30,700	94
First Commonwealth Financial	11,300	64
First Financial Bancorp	12,700	153
First Horizon National *	220	3
Flushing Financial	27,100	309
FNB (Pennsylvania)	13,500	96
Gladstone Capital	5,600	50
Gluskin Sheff + Associates (Canada)	4,700	88
Gluskin Sheff + Associates	6,900	129
Hancock Holding	6,100	229
Harleysville Group	2,200	70

Description	Shares	Market Value ($ Thousands)
Hatteras Financial †	11,200	$336
Hercules Technology Growth Capital	10,800	106
Infinity Property & Casualty	3,000	127
Inland Real Estate †	15,800	138
Investors Real Estate Trust †	26,300	238
LaSalle Hotel Properties †	4,300	85
LTC Properties †	16,200	389
MB Financial	8,500	178
Meadowbrook Insurance Group	9,500	70
Medical Properties Trust †	9,300	73
MFA Financial †	71,900	572
Nationwide Health Properties †	2,300	71
Nelnet, Cl A *	9,000	112
NYSE Euronext	2,000	58
Old National Bancorp	5,000	56
Pennsylvania Real Estate Investment Trust †	9,200	70
Penson Worldwide *	5,300	52
PHH *	12,700	252
Phoenix	21,300	69
Platinum Underwriters Holdings	10,400	373
PMA Capital, Cl A *	10,800	61
Portfolio Recovery Associates *	600	27
Prospect Capital	32,900	352
Prosperity Bancshares	4,400	153
RAIT Financial Trust †	27,800	82
S&T Bancorp	5,100	66
Safety Insurance Group	4,300	142
Selective Insurance Group	5,300	83
Signature Bank NY *	1,900	55
Sovran Self Storage †	4,300	131
Stewart Information Services	7,000	87
SWS Group	12,900	186
TD Ameritrade Holding *	7,500	147
Titanium Asset Management * (D) (E)	15,400	61
Tower Group	2,000	49
Trustco Bank NY	46,700	292
United Community Banks *	16,220	81
Uranium Participation *	60,000	382
Validus Holdings	2,300	59
Value Creation * (D) (E)	9,600	1
Westamerica Bancorporation	4,300	224
Wilshire Bancorp	6,000	44
World Acceptance *	9,600	242

		11,041

Health Care — 11.3%
Abaxis *	5,600	150

2	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small/Mid Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Albany Molecular Research *	5,200	$45
Alexion Pharmaceuticals *	3,100	138
Allscripts Healthcare Solutions	3,800	77
Amedisys *	3,700	161
AMERIGROUP *	7,400	164
Amsurg *	27,600	586
Analogic	2,100	78
Angiodynamics *	6,100	84
Biogen Idec *	3,000	152
Centene *	18,500	350
Cephalon *	1,000	58
Chemed	5,900	259
Conmed *	3,700	71
Covance *	3,300	179
Cyberonics *	6,800	108
Enzo Biochem *	9,600	68
eResearchTechnology *	8,100	57
Genoptix *	2,400	83
Gen-Probe *	3,100	128
Haemonetics *	1,300	73
HMS Holdings *	2,600	99
Idexx Laboratories *	3,600	180
Immucor *	8,100	143
Incyte *	37,700	254
Inspire Pharmaceuticals *	44,800	234
Kendle International *	6,300	105
Kindred Healthcare *	7,700	125
King Pharmaceuticals *	32,500	350
LHC Group *	17,400	521
Martek Biosciences *	13,400	303
Maxygen *	11,600	78
Medicines *	35,900	395
Medicis Pharmaceutical, Cl A	18,900	404
Mednax *	7,300	401
Meridian Bioscience	11,200	280
Merit Medical Systems *	10,000	173
Nighthawk Radiology Holdings *	16,500	119
Odyssey HealthCare *	24,900	311
Omnicell *	5,500	61
Onyx Pharmaceuticals *	2,500	75
OSI Pharmaceuticals *	6,400	226
Par Pharmaceutical *	10,100	217
Parexel International *	9,900	135
PDL BioPharma	7,200	57
Providence Service *	5,900	69
Quidel *	29,400	477
Regeneron Pharmaceuticals *	6,400	124
RehabCare Group *	2,400	52
Res-Care *	25,000	355
Rigel Pharmaceuticals *	55,100	452
Somanetics *	4,700	76
Techne	2,200	138
Zoll Medical *	3,700	80

		10,138

Description	Shares	Market Value ($ Thousands)

Industrials — 11.2%
ACCO Brands *	11,100	$80
Actuant, Cl A	4,300	69
Alaska Air Group *	6,800	182
Allen-Vanguard *	190,000	18
American Ecology	2,700	51
Ameron International	4,400	308
AO Smith	4,400	168
Apogee Enterprises	5,000	75
Applied Industrial Technologies	17,000	360
Arkansas Best	4,400	132
Avis Budget Group *	19,100	255
AZZ *	1,700	68
Briggs & Stratton	17,600	342
Carlisle	8,400	285
Cenveo *	14,300	99
CIRCOR International	7,600	215
Columbus McKinnon *	7,900	120
Comfort Systems USA	5,700	66
CRA International *	15,100	412
Crane	9,400	243
Cubic	8,000	316
Dycom Industries *	15,100	186
EMCOR Group *	20,200	511
Ennis	7,700	124
Fastenal	4,300	166
Force Protection *	71,400	390
GenCorp *	8,700	47
GeoEye *	11,100	297
Gibraltar Industries	10,500	139
Great Lakes Dredge & Dock	52,000	363
H&E Equipment Services *	26,200	297
Horizon Lines, Cl A	7,400	47
ICT Group *	1,600	17
Kaman	4,000	88
Kirby *	8,200	302
Lindsay	1,000	39
Lydall *	7,800	41
Mcgrath Rentcorp	2,700	57
Mine Safety Appliances	5,700	157
NCI Building Systems *	64,500	206
Pacer International	32,500	125
RSC Holdings *	39,500	287
Skywest	4,400	73
Standard Register	9,000	53
TAL International Group	24,600	350
Terex *	18,200	377
Textainer Group Holdings	19,500	312
Titan Machinery *	7,000	88
Tredegar	3,600	52
Tutor Perini *	3,300	70
UAL *	59,500	549
US Airways Group *	95,300	448

		10,122

3	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small/Mid Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Information Technology — 17.7%
Actel *	3,800	$46
Adaptec *	19,200	64
Akamai Technologies *	16,400	323
Amkor Technology *	23,900	164
Anixter International *	1,200	48
Ansys *	4,700	176
Ariba *	24,200	281
Arris Group *	19,000	247
Art Technology Group *	18,100	70
AsiaInfo Holdings *	9,300	186
Avocent *	4,700	95
Benchmark Electronics *	5,700	103
Blue Coat Systems *	2,900	66
Brightpoint *	27,500	241
Brocade Communications Systems *	29,000	228
Checkpoint Systems *	4,900	81
Ciber *	28,400	114
Cirrus Logic *	19,800	110
Cognex	11,400	187
Cogo Group *	13,600	83
comScore *	2,500	45
Comverse Technology *	26,900	235
CSG Systems International *	14,100	226
CTS	16,000	149
Cypress Semiconductor *	6,000	62
Daktronics	7,100	61
Digital River *	1,300	52
Dolby Laboratories, Cl A *	4,000	153
DSP Group *	32,000	260
EFJ *	21,100	28
Electro Rent	3,500	40
Electronic Arts *	5,500	105
Electronics for Imaging *	6,800	77
Emulex *	39,600	408
Flir Systems *	10,600	296
Heartland Payment Systems	45,800	665
Hittite Microwave *	3,400	125
Hutchinson Technology *	7,500	53
IAC *	3,600	73
Imation	64,000	593
Integral Systems *	40,100	277
Intermec *	5,400	76
IXYS	6,400	54
Jabil Circuit	9,900	133
JDA Software Group *	15,300	336
Knot *	35,100	383
Kopin *	4,800	23
Lam Research *	8,300	284
Lexmark International, Cl A *	4,000	86
Linear Technology	6,800	188
LivePerson *	5,400	27
Mantech International, Cl A *	12,400	585

Description	Shares	Market Value ($ Thousands)
Marvell Technology Group *	8,800	$142
MAXIMUS	5,500	256
Methode Electronics	17,500	152
Micrel	9,300	76
Microsemi *	4,200	66
ModusLink Global Solutions *	6,200	50
Move *	42,300	114
MTS Systems	5,100	149
NCR *	3,800	53
Netgear *	23,300	428
Novatel Wireless *	27,700	315
Novell *	95,300	430
Omnivision Technologies *	8,200	134
Openwave Systems *	28,000	73
OSI Systems *	17,300	316
Park Electrochemical	11,300	279
Parkervision *	40,700	166
Quantum *	73,000	92
Quest Software *	8,500	143
RightNow Technologies *	6,100	88
Rogers *	3,200	96
Scansource *	4,000	113
Seachange International *	37,700	283
SPSS *	2,200	110
SRA International, Cl A *	19,500	421
Standard Microsystems *	7,300	169
Sybase *	3,600	140
Synaptics *	3,300	83
Synchronoss Technologies *	2,900	36
SYNNEX *	2,500	76
Take-Two Interactive Software *	8,900	100
Tech Data *	2,200	92
Tekelec *	8,000	131
THQ *	13,500	92
Trimble Navigation *	11,800	282
TriQuint Semiconductor *	11,700	90
TTM Technologies *	21,100	242
Unisys *	45,600	122
United Online	11,000	88
Veeco Instruments *	7,300	170
VistaPrint *	2,100	107
Zebra Technologies, Cl A *	9,300	241
Zoran *	5,300	61

		15,938

Materials — 6.1%
AK Steel Holding	10,200	201
Allied Nevada Gold *	29,500	289
AM Castle	9,000	89
AMCOL International	8,600	197
Aptargroup	7,800	291
Arch Chemicals	2,200	66
Carpenter Technology	12,700	297

4	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small/Mid Cap Diversified Alpha Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Commercial Metals	16,000	$286
Domtar *	2,700	95
Ferro	6,200	55
General Steel Holdings *	22,000	86
H.B. Fuller	10,300	215
Headwaters *	26,600	103
Jaguar Mining *	28,800	257
Koppers Holdings	11,800	350
Myers Industries	11,900	128
New Gold *	96,400	365
NewMarket	3,700	344
PolyOne *	30,300	202
Rockwood Holdings *	4,500	93
Royal Gold	1,400	64
RTI International Metals *	3,300	82
Schulman A	6,600	132
Sensient Technologies	4,700	131
ShengdaTech *	3,900	25
Silvercorp Metals	32,100	154
Spartech	10,900	117
Universal Stainless & Alloy *	17,900	327
Worthington Industries	6,400	89
WR Grace *	15,600	339

		5,469

Telecommunication Services — 1.6%
Alaska Communications Systems Group	13,600	126
Centennial Communications *	6,100	49
Cincinnati Bell *	16,600	58
Consolidated Communications Holdings	6,800	109
Global Crossing *	2,700	38
Iowa Telecommunications Services	10,400	131
Leap Wireless International *	18,400	360
Neutral Tandem *	15,200	346
tw telecom, Cl A *	10,700	144
Virgin Mobile USA, Cl A *	17,700	88

		1,449

Utilities — 2.6%
Allete	6,700	225
Empire District Electric	13,500	244
Hawaiian Electric Industries	6,300	114
NorthWestern	18,100	442
Portland General Electric	18,700	369
Unisource Energy	20,800	640
Westar Energy	18,000	352

		2,386

Total Common Stock (Cost $69,530) ($ Thousands)		74,693

PREFERRED STOCK — 0.2%

Description	Shares	Market Value ($ Thousands)

Consumer Discretionary — 0.2%
Callaway Golf (A)	1,500	188

Total Preferred Stock (Cost $149) ($ Thousands)		188

	Number of Warrants

WARRANTS — 0.0%
Oilsands Quest Expires 05/12/11 *	3,450	1
Rentech Expires 04/25/12 * (D) (E)	1,000	—

	Shares/Face Amount ($ Thousands)
	Number of Warrants

Titanium Asset Management Expires 06/21/11 * (E)	8,400	$—

Total Warrants (Cost $—) ($ Thousands)		1

CONVERTIBLE BONDS — 0.5%
Rentech CV to 249.2522
4.000%, 04/15/13	$204	159
Dollar Financial CV to 25.7759
2.875%, 06/30/27	145	118
World Acceptance CV to 16.0229
3.000%, 10/01/11	115	100
Incyte CV to 89.1385
3.500%, 02/15/11	78	78

Total Convertible Bonds (Cost $280) ($ Thousands)		455

CORPORATE OBLIGATION — 0.0%

Financials — 0.0%
Scorpio Mining PIPE (D) (E)
7.000%, 05/05/11	52	44

Total Corporate Obligation (Cost $51) ($ Thousands)		44

CASH EQUIVALENT — 15.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110% ** ††	14,324,653	14,325

Total Cash Equivalent (Cost $14,325) ($ Thousands)		14,325

5	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Small/Mid Cap Diversified Alpha Fund

September 30, 2009

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bills
0.143%, 12/03/09 (B) (C)	390	390
0.064%, 01/07/10 (B) (C)	850	850

Total U.S. Treasury Obligations (Cost $1,240) ($ Thousands)		1,240

Total Investments — 100.9% (Cost $85,575) ($ Thousands)		$90,946

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	132	Dec-2009	$8
S&P 400 Index E-MINI	98	Dec-2009	81

			$89

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $90,096 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2009.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C)	The rate reported is the effective yield at the time of purchase.
(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2009 was $189 ($ Thousands) and represented 0.21% of net Assets.
(E)	Securities considered illiquid and restricted. The total market value of such securities as of September 30, 2009 was $189 ($ Thousands) and represented 0.21% of Net Assets.

Cl — Class

CV — Convertible Security

PIPE — Private Investment in Public Entity

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Mid-Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.4%

Consumer Discretionary — 14.0%
Advance Auto Parts (A)	19,900	$782
Apollo Group, Cl A *	6,800	501
Autonation * (A)	29,700	537
Autozone *	2,100	307
BJ’s Restaurants *	700	10
Brinker International	28,300	445
Cablevision Systems, Cl A	1,500	36
Career Education *	7,300	178
CBS, Cl B	7,700	93
Chico’s FAS * (A)	24,200	314
Coach (A)	16,300	537
Core-Mark Holding *	1,800	51
CTC Media *	24,200	380
Darden Restaurants	4,800	164
Discovery Communications, Cl C *	4,400	114
DISH Network, Cl A *	7,000	135
Dollar Tree *	7,700	375
Expedia * (A)	23,400	561
Family Dollar Stores (A)	20,800	549
Federal Mogul, Cl A *	24,200	292
Foot Locker	9,600	115
Gap	2,000	43
Garmin	2,900	109
Genuine Parts	6,700	255
Guess?	2,000	74
H&R Block	34,700	638
Hanesbrands *	41,100	879
Harley-Davidson (A)	4,500	103
Hasbro	12,000	333
International Speedway, Cl A	1,800	50
ITT Educational Services *	3,000	331
J.C. Penney	6,000	202
Leggett & Platt	17,300	336
Limited Brands (A)	8,400	143
Macy’s	20,000	366
Maidenform Brands *	5,000	80
Mattel	13,000	240
McGraw-Hill	12,800	322
Mohawk Industries *	1,800	86
Newell Rubbermaid (A)	27,800	436
PetMed Express	800	15
priceline.com * (A)	1,200	199
Pulte Homes (A)	12,200	134
Regal Entertainment Group, Cl A	7,800	96
Ross Stores	21,100	1,008
Sally Beauty Holdings *	1,800	13
Sherwin-Williams	300	18
Signet Jewelers *	21,700	571
Smith & Wesson Holding *	2,600	14
Standard Motor Products	700	11
Stanley Works	5,400	231

Description	Shares	Market Value ($ Thousands)
Strayer Education (A)	1,300	$283
Texas Roadhouse, Cl A *	10,900	116
Thor Industries	900	28
TJX	41,000	1,523
TRW Automotive Holdings *	6,200	104
Universal Technical Institute *	2,000	39
VF (A)	1,600	116
Weight Watchers International	6,200	170
Wyndham Worldwide	40,300	658

		16,849

Consumer Staples — 7.1%
Avon Products	400	13
Bunge (A)	6,700	419
Campbell Soup	9,000	294
Chiquita Brands International *	5,200	84
Church & Dwight	3,400	193
Clorox (A)	4,700	277
Coca-Cola Enterprises	56,700	1,214
ConAgra Foods	11,500	249
Constellation Brands, Cl A *	44,800	679
Dean Foods *	37,700	671
Del Monte Foods	71,300	826
Dr Pepper Snapple Group *	15,500	445
Energizer Holdings *	500	33
Herbalife	9,000	295
Hormel Foods	4,300	153
Kroger	2,100	43
Lorillard	3,000	223
Mead Johnson Nutrition, Cl A (A)	1,400	63
Molson Coors Brewing, Cl B	7,500	365
Reynolds American (A)	2,500	111
Safeway	14,200	280
Sanderson Farms	2,300	87
Sara Lee	47,400	528
Smithfield Foods * (A)	5,600	77
SUPERVALU	26,400	398
Tyson Foods, Cl A	25,200	318
Whole Foods Market *	6,000	183

		8,521

Energy — 4.8%
Cal Dive International *	8,600	85
Cimarex Energy	1,800	78
Diamond Offshore Drilling (A)	2,200	210
Dresser-Rand Group *	24,400	758
El Paso	106,700	1,101
ENSCO International (A)	3,700	157
FMC Technologies * (A)	7,400	387
Forest Oil * (A)	9,300	182
Harvest Natural Resources *	6,700	35

1	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Mid-Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Helix Energy Solutions Group *	34,700	$520
Murphy Oil	18,000	1,036
Newfield Exploration *	3,100	132
Oceaneering International *	1,500	85
Pioneer Natural Resources	1,300	47
Plains Exploration & Production *	2,100	58
Rowan	700	16
SEACOR Holdings * (A)	1,200	98
Spectra Energy	22,300	423
Sunoco	5,600	159
Tidewater	3,400	160
Unit *	2,000	83

		5,810

Financials — 16.4%
Affiliated Managers Group * (A)	4,300	280
Allied World Assurance Holdings	15,000	719
American Equity Investment Life Holding	4,900	34
American Financial Group	25,100	640
AmeriCredit * (A)	26,800	423
Ameriprise Financial	10,800	392
Annaly Capital Management †	64,000	1,161
Anworth Mortgage Asset †	3,700	29
AON	1,600	65
Apartment Investment & Management, Cl A † (A)	1,100	16
Arch Capital Group *	8,700	588
Assurant	6,500	208
Astoria Financial	36,700	405
Axis Capital Holdings	17,600	531
Bancorpsouth (A)	8,100	198
Bank of Hawaii	2,900	120
BlackRock	300	65
Brandywine Realty Trust †	35,300	390
Chimera Investment †	66,500	254
Cincinnati Financial	4,600	120
CNA Financial (A)	2,900	70
Cogdell Spencer †	1,500	7
Colonial Properties Trust †	6,700	65
Comerica	3,700	110
Developers Diversified Realty † (A)	3,091	29
Dime Community Bancshares	5,100	58
Discover Financial Services	13,700	222
Douglas Emmett †	2,200	27
Duke Realty † (A)	17,600	211
Eaton Vance	1,100	31

Description	Shares	Market Value ($ Thousands)
Endurance Specialty Holdings (A)	5,100	$186
Equity Residential †	600	18
Everest Re Group	1,400	123
Federated Investors, Cl B	1,900	50
Fifth Third Bancorp	16,100	163
First Defiance Financial	700	11
First Horizon National * (A)	45,930	608
Flagstone Reinsurance Holdings	6,800	77
Forest City Enterprises, Cl A	23,100	309
Greenlight Capital Re *	1,600	30
Hallmark Financial Services *	6,000	48
HCC Insurance Holdings	5,800	159
Hospitality Properties Trust †	20,100	409
Host Hotels & Resorts †	14,000	165
HRPT Properties Trust †	70,600	531
Hudson City Bancorp	600	8
Interactive Brokers Group, Cl A *	12,300	244
IntercontinentalExchange *	800	78
Invesco	9,900	225
Investment Technology Group * (A)	21,100	589
Janus Capital Group	14,100	200
Kimco Realty †	5,000	65
Leucadia National	6,500	161
Liberty Property Trust †	15,200	495
Lincoln National	3,200	83
Mack-Cali Realty †	14,300	462
Marsh & McLennan	600	15
Marshall & Ilsley	8,400	68
MBIA * (A)	4,400	34
MFA Financial †	4,400	35
Montpelier Re Holdings (A)	5,100	83
Moody’s	12,500	256
MSCI, Cl A *	5,800	172
New York Community Bancorp (A)	18,400	210
NYSE Euronext	21,300	615
OceanFirst Financial	500	6
OneBeacon Insurance Group, Cl A	6,000	82
optionsXpress Holdings	5,300	92
Oriental Financial Group	1,900	24
PartnerRe	4,400	339
PHH *	4,500	89
Principal Financial Group	11,100	304
Progressive	7,700	128
Prologis †	13,000	155
Protective Life	7,600	163
Public Storage †	900	68

2	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Mid-Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Ramco-Gershenson Properties †	3,000	$27
Regions Financial	18,400	114
Reinsurance Group of America, Cl A	1,100	49
SL Green Realty † (A)	3,100	136
SLM * (A)	21,400	187
Southside Bancshares	1,300	29
StanCorp Financial Group	1,700	69
Sunstone Hotel Investors †	1,800	13
SunTrust Banks	600	14
T. Rowe Price Group (A)	6,200	283
TD Ameritrade Holding *	36,500	716
TFS Financial	14,600	174
Torchmark	1,000	43
Transatlantic Holdings	13,900	697
UDR † (A)	6,400	101
Unum Group	19,100	409
Vornado Realty Trust †	1,929	124
Waddell & Reed Financial, Cl A	600	17
Webster Financial (A)	8,200	102
White Mountains Insurance Group	700	215
Wilmington Trust (A)	7,800	111
Wintrust Financial	800	22
WR Berkley (A)	1,200	30
XL Capital, Cl A	2,800	49

		19,634

Health Care — 8.1%
Abraxis Bioscience *	2,400	87
American Dental Partners *	400	6
American Medical Systems Holdings *	5,600	95
AmerisourceBergen	7,400	166
Beckman Coulter	1,400	97
Biogen Idec *	1,600	81
C.R. Bard	3,500	275
CareFusion *	2,000	44
Cephalon * (A)	3,700	215
Cigna	11,400	320
Community Health Systems *	20,700	661
Cooper	4,800	143
Coventry Health Care *	10,000	200
Edwards Lifesciences *	200	14
Endo Pharmaceuticals Holdings * (A)	27,400	620
Forest Laboratories *	12,200	359
Healthsouth *	3,300	52
Hologic *	14,500	237
Hospira * (A)	7,800	348
Humana *	6,100	227
ICU Medical *	800	29
IMS Health	11,000	169

Description	Shares	Market Value ($ Thousands)
Intuitive Surgical *	1,100	$288
Invacare	1,800	40
Kinetic Concepts *	21,800	806
Laboratory Corp of America Holdings *	3,900	256
Life Technologies *	4,100	191
Lincare Holdings * (A)	11,900	372
Meridian Bioscience	2,300	58
Mettler Toledo International *	3,800	344
Millipore *	6,200	436
Mylan Laboratories * (A)	17,600	282
Perrigo (A)	3,500	119
Quest Diagnostics	7,500	391
Quidel *	3,200	52
ResMed *	4,900	221
Techne	2,300	144
Universal Health Services, Cl B	2,900	179
Valeant Pharmaceuticals International * (A)	8,600	241
Vertex Pharmaceuticals *	7,300	277
Waters *	5,300	296
Watson Pharmaceuticals * (A)	9,000	330

		9,768

Industrials — 11.3%
Alliant Techsystems *	4,900	381
Avery Dennison	9,400	338
Brink’s	15,700	422
C.H. Robinson Worldwide (A)	7,400	428
Carlisle	8,200	278
Con-way	17,000	652
Delta Air Lines *	16,100	144
Dover	4,800	186
DynCorp International, Cl A *	2,200	39
Equifax	11,800	344
Federal Signal	2,200	16
Flowserve	6,500	641
Fluor (A)	15,800	803
FreightCar America	400	10
General Cable *	12,400	485
Hertz Global Holdings * (A)	35,200	381
Hubbell, Cl B	300	13
ITT	14,500	756
John Bean Technologies	7,400	134
Joy Global	3,400	166
KBR	30,600	713
L-3 Communications Holdings	12,800	1,028
Masco (A)	22,000	284
McDermott International *	18,300	462
Navistar International *	3,600	135
Northrop Grumman	4,400	228
Oshkosh Truck (A)	29,600	916
Owens Corning * (A)	1,100	25
Pall	4,400	142
Raytheon	4,600	221
RR Donnelley & Sons	8,200	174

3	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Mid-Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Shaw Group *	3,800	$122
Spherion *	4,300	27
SPX	9,800	600
Stericycle *	6,100	296
Tennant (A)	2,000	58
Thomas & Betts *	500	15
Toro	5,600	223
URS *	13,900	607
UTI Worldwide	9,200	133
WESCO International *	5,300	153
WW Grainger	4,400	393

		13,572

Information Technology — 17.9%
Acme Packet *	4,100	41
Affiliated Computer Services, Cl A *	9,100	493
Akamai Technologies *	10,900	215
Altera (A)	15,200	312
Amdocs *	3,700	99
Analog Devices	8,400	232
Applied Micro Circuits *	4,800	48
Arrow Electronics *	25,000	704
Autodesk *	5,100	121
Avnet *	31,800	826
BMC Software *	7,600	285
Broadcom, Cl A *	1,600	49
Broadridge Financial Solutions	18,800	378
CA	40,900	899
Cirrus Logic *	2,200	12
CommScope *	11,600	347
Computer Sciences *	17,400	917
Convergys *	28,800	286
Cree * (A)	10,000	367
Cypress Semiconductor * (A)	27,700	286
Dolby Laboratories, Cl A * (A)	7,600	290
DST Systems * (A)	12,100	542
DTS *	800	22
EchoStar, Cl A *	4,900	90
Equinix * (A)	2,200	202
F5 Networks *	3,400	135
Fidelity National Information Services (A)	13,100	334
Fiserv *	24,600	1,186
Harris	20,000	752
Hewitt Associates, Cl A *	9,500	346
i2 Technologies *	2,300	37
IAC *	5,400	109
infoGROUP	2,800	20
Ingram Micro, Cl A *	38,200	644
Integrated Device Technology *	48,200	326
Interactive Intelligence *	2,200	42
Intuit *	15,800	450
Iron Mountain * (A)	1,300	35

Description	Shares	Market Value ($ Thousands)
j2 Global Communications *	600	$14
Jabil Circuit	44,300	594
Keynote Systems *	900	8
Lender Processing Services	15,600	595
Linear Technology (A)	6,900	191
LSI Logic *	24,900	137
Marvell Technology Group *	47,900	775
McAfee *	7,800	342
Metavante Technologies *	9,200	317
Micros Systems *	3,100	94
National Semiconductor (A)	3,400	48
Novatel Wireless *	6,900	78
Novell *	34,900	157
Nvidia *	7,400	111
ON Semiconductor *	5,400	45
Pegasystems	2,800	97
PMC - Sierra *	13,900	133
Red Hat *	15,400	426
Rovi *	600	20
SAIC *	7,700	135
Seagate Technology	44,800	682
Silicon Laboratories * (A)	14,500	672
Symantec *	12,600	208
Synopsys * (A)	23,700	531
Tech Data *	8,600	358
TIBCO Software *	6,900	66
Vishay Intertechnology *	60,900	481
Western Digital *	38,100	1,392
Western Union	4,100	78
Xerox	22,400	173

		21,437

Materials — 7.3%
Ashland	15,900	687
Ball	10,900	536
Celanese, Ser A	32,400	810
CF Industries Holdings	2,200	190
Crown Holdings *	29,400	800
Eastman Chemical	1,900	102
Ecolab	4,700	217
Hawkins (A)	1,200	28
International Paper	22,900	509
Lubrizol	11,200	800
MeadWestvaco	3,200	72
Nalco Holding	38,100	781
NewMarket	1,000	93
Owens-Illinois *	21,800	804
Pactiv *	33,800	881
Scotts Miracle-Gro, Cl A	2,600	112
Sealed Air	1,700	33
Sonoco Products	22,700	625
Steel Dynamics	5,400	83
Terra Industries	8,400	291
Walter Energy	5,800	348

		8,802

4	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Mid-Cap Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Telecommunication Services — 2.1%
Atlantic Telegraph-Network	1,200	$64
CenturyTel	14,700	494
Frontier Communications	19,200	145
NII Holdings *	31,400	941
Qwest Communications International (A)	21,700	83
Telephone & Data Systems	2,100	65
US Cellular *	9,800	383
Windstream (A)	34,100	345

		2,520

Utilities — 8.4%
AES *	66,100	980
Alliant Energy	400	11

	Shares/Face Amount ($ Thousands)
Ameren	5,000	127
American Water Works	12,900	257
Atmos Energy	7,400	208
Calpine *	22,800	263
Centerpoint Energy	7,600	95
CMS Energy (A)	17,300	232
Consolidated Edison (A)	3,600	147
Constellation Energy Group	12,900	417
DTE Energy	20,100	706
Edison International	14,600	490
Energen	12,200	526
Hawaiian Electric Industries (A)	25,800	468
MDU Resources Group	26,000	542
Mirant *	46,200	759
NRG Energy * (A)	18,800	530
NSTAR	16,300	519
Oneok	14,100	516
Pepco Holdings	9,800	146
PPL	10,000	303
RRI Energy *	7,800	56
Sempra Energy	8,800	438
Southern Union	23,900	497
UGI	34,500	865

		10,098

Total Common Stock (Cost $98,960) ($ Thousands)		117,011

AFFILIATED PARTNERSHIP — 13.6%
SEI Liquidity Fund, L.P., 0.400% (B) ** ††	16,737,610	16,372

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Total Affiliated Partnership (Cost $16,738) ($ Thousands)		$16,372

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110% ** ††	3,526,668	3,527

Total Cash Equivalent (Cost $3,527) ($ Thousands)		3,527

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bills 0.255%, 12/03/09 (C) (D)	430	430

Total U.S. Treasury Obligation (Cost $430) ($ Thousands)		430

Total Investments — 114.3% (Cost $119,655) ($ Thousands)		$137,340

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	52	Dec-2009	$111

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $120,146 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2009.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at September 30, 2009. The total market value of securities on loan at September 30, 2009 was $16,303 ($ Thousands).
(B)	This security was purchased with cash collateral received from securities on loan. The total market value of such securities as of September 30, 2009 was $16,372 ($ Thousands).
(C)	The rate reported is the effective yield at the time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

Ser — Series

5	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

U.S. Managed Volatility Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.8%

Consumer Discretionary — 6.2%
Aaron Rents	49,300	$1,301
Amazon.com *	7,934	741
Autoliv	21,300	716
Buckle	27,000	922
Burger King Holdings	85,200	1,499
Career Education *	54,500	1,329
Carter’s *	54,300	1,450
Choice Hotels International	48,100	1,494
Corinthian Colleges *	71,200	1,321
DIRECTV Group *	51,900	1,432
DreamWorks Animation SKG, Cl A *	43,500	1,547
GameStop, Cl A *	21,400	566
Gildan Activewear *	28,600	564
ITT Educational Services *	13,800	1,524
Jarden	31,000	870
John Wiley & Sons, Cl A	33,300	1,158
Shaw Communications, Cl B	96,300	1,734
Strayer Education	9,478	2,063
Tractor Supply *	30,600	1,482

		23,713

Consumer Staples — 14.4%
Alberto-Culver	40,635	1,125
Altria Group	240,091	4,276
Brown-Forman, Cl B	66,913	3,226
Campbell Soup	73,907	2,411
Church & Dwight	27,100	1,538
Dean Foods *	44,800	797
Flowers Foods	40,400	1,062
General Mills	27,400	1,764
Hansen Natural *	19,400	713
Hershey	40,100	1,558
Hormel Foods	155,435	5,521
Kellogg	22,600	1,113
Kimberly-Clark	28,100	1,657
Kroger	88,180	1,820
Lorillard	60,492	4,495
McCormick	39,375	1,336
Mead Johnson Nutrition, Cl A	11,810	532
Molson Coors Brewing, Cl B	13,085	637
Philip Morris International	91,763	4,473
Reynolds American	97,361	4,334
Ruddick	45,000	1,198
Safeway	8,383	165
Sara Lee	69,713	777
SUPERVALU	26,600	401
SYSCO	172,817	4,295
Tyson Foods, Cl A	255,150	3,222
Wal-Mart Stores	7,953	390

		54,836

Energy — 4.5%
Chevron	26,900	1,895
CNX Gas *	46,500	1,428
Concho Resources *	22,965	834
Dresser-Rand Group *	45,300	1,407
Enbridge	43,000	1,668
Encore Acquisition *	15,800	591
Exxon Mobil	32,925	2,259
FMC Technologies *	16,400	857
Murphy Oil	20,776	1,196
PetroHawk Energy *	28,100	680
Range Resources	33,600	1,659

Description	Shares	Market Value ($ Thousands)
SEACOR Holdings *	17,300	$1,412
TransCanada	44,300	1,374

		17,260

Financials — 14.0%
Alexandria Real Estate Equities †	30,900	1,679
Arthur J. Gallagher	37,099	904
Associated Banc-Corp	100,500	1,148
Bancorpsouth	59,100	1,443
Bank of Hawaii	86,546	3,595
BOK Financial	31,166	1,443
Brown & Brown	8,404	161
Capitol Federal Financial	66,258	2,181
Commerce Bancshares	137,160	5,108
Corporate Office Properties Trust †	39,700	1,464
Cullen/Frost Bankers	58,457	3,019
Endurance Specialty Holdings	49,300	1,798
Erie Indemnity, Cl A	42,500	1,592
Essex Property Trust †	19,100	1,520
Federated Investors, Cl B	58,600	1,545
First Citizens BancShares, Cl A	2,420	385
First Niagara Financial Group	53,466	659
Health Care †	36,700	1,527
MFA Financial †	113,400	903
National Retail Properties †	46,100	990
Nationwide Health Properties †	17,800	552
Northern Trust	22,794	1,326
People’s United Financial	252,536	3,930
ProAssurance *	20,500	1,070
Prosperity Bancshares	45,400	1,579
Realty Income †	57,200	1,467
RenaissanceRe Holdings	30,400	1,664
TFS Financial	322,772	3,841
UDR †	53,600	844
UMB Financial	31,300	1,266
Valley National Bancorp	84,800	1,042
Washington Real Estate Investment Trust †	51,700	1,489
Wesco Financial	630	205

		53,339

Health Care — 22.3%
Abbott Laboratories	112,146	5,548
Allscripts Healthcare Solutions	8,178	166
AmerisourceBergen	284,696	6,371
Amgen *	75,283	4,534
Baxter International	55,195	3,147
Becton Dickinson	57,460	4,008
Biogen Idec *	87,289	4,410
Bristol-Myers Squibb	23,913	538
C.R. Bard	43,014	3,381
Cardinal Health	72,332	1,938
CareFusion *	36,166	788
Celgene *	13,000	727
Edwards Lifesciences *	36,766	2,570
Eli Lilly	40,374	1,334
Endo Pharmaceuticals Holdings *	73,210	1,657
Forest Laboratories *	123,040	3,622

1	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

U.S. Managed Volatility Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)

Genzyme *	95,329	$5,408
Gilead Sciences *	94,370	4,396
Haemonetics *	23,600	1,324
Henry Schein *	23,226	1,275
Hill-Rom Holdings	15,725	343
Johnson & Johnson	69,099	4,207
Kinetic Concepts *	42,900	1,587
LifePoint Hospitals *	19,200	520
McKesson	107,620	6,409
Millipore *	3,269	230
Onyx Pharmaceuticals *	20,300	608
Owens & Minor	29,500	1,335
Patterson *	57,200	1,559
Perrigo	43,000	1,462
STERIS	42,800	1,303
Techne	73,109	4,573
United Therapeutics *	30,200	1,480
Watson Pharmaceuticals *	56,443	2,068

		84,826

Industrials — 4.0%
Alliant Techsystems *	16,400	1,277
C.H. Robinson Worldwide	35,193	2,032
Copa Holdings, Cl A	26,830	1,194
FTI Consulting *	16,100	686
Gardner Denver *	45,500	1,587
KBR	69,200	1,612
Landstar System	37,900	1,442
Lennox International	41,900	1,513
Nordson	9,600	539
Rollins	85,100	1,604
TransDigm Group *	31,800	1,584

		15,070

Information Technology — 11.2%
Accenture, Cl A	52,681	1,963
Adtran	52,100	1,279
Affiliated Computer Services, Cl A *	18,900	1,024
Analog Devices	102,524	2,828
Atmel *	102,357	429
AVX	3,644	44
Broadcom, Cl A *	32,076	984
Corning	6,612	102
Cree *	18,380	676
Diebold	23,500	774
eBay *	1,858	44
Flir Systems *	31,300	875
Global Payments	41,300	1,929
Harris	33,700	1,267
Hewitt Associates, Cl A *	41,900	1,526
Hewlett-Packard	4,264	201
IAC *	21,901	442
Ingram Micro, Cl A *	94,404	1,591
Intel	223,543	4,375
Mantech International, Cl A *	26,200	1,235
NeuStar, Cl A *	40,700	920
Perot Systems, Cl A *	52,900	1,571
SAIC *	2,550	45

Description	Shares	Market Value ($ Thousands)
Silicon Laboratories *	22,076	$1,023
Sybase *	46,000	1,789
Synopsys *	31,259	701
Tech Data *	94,708	3,941
Texas Instruments	177,216	4,198
Visa, Cl A	44,823	3,098
WebMD Health, Cl A *	5,974	198
Xilinx	4,452	104
Zebra Technologies, Cl A *	64,954	1,684

		42,860

Materials — 3.7%
Aptargroup	47,400	1,771
Bemis	18,500	479
Compass Minerals International	24,400	1,503
Greif, Cl A	22,600	1,244
Newmont Mining	89,374	3,934
Reliance Steel & Aluminum	15,500	660
Royal Gold	34,268	1,563
Sensient Technologies	53,000	1,472
Silgan Holdings	26,300	1,387

		14,013

Telecommunication Services — 2.4%
AT&T	79,900	2,158
CenturyTel	37,900	1,274
MetroPCS Communications *	167,800	1,571
Rogers Communications, Cl B	59,300	1,672
SBA Communications, Cl A *	21,400	578
Verizon Communications	60,330	1,826

		9,079

Utilities — 12.1%
AGL Resources	82,355	2,905
Alliant Energy	75,713	2,109
American Water Works	65,300	1,302
Aqua America	67,920	1,198
Atmos Energy	125,435	3,535
Consolidated Edison	39,300	1,609
DTE Energy	42,200	1,483
Edison International	46,700	1,568
Energen	35,900	1,547
Hawaiian Electric Industries	29,031	526
Idacorp	42,700	1,229
Nicor	75,296	2,755
NSTAR	89,964	2,863
OGE Energy	60,203	1,991
Pepco Holdings	60,200	896
PG&E	15,500	628
Piedmont Natural Gas	65,800	1,575
PPL	49,011	1,487
SCANA	22,191	774
Sempra Energy	41,419	2,063
TECO Energy	105,800	1,490
UGI	86,870	2,177
Vectren	105,405	2,428
WGL Holdings	48,900	1,621
Wisconsin Energy	94,324	4,261
Xcel Energy	5,621	108

		46,128

Total Common Stock (Cost $326,704) ($ Thousands)		361,124

2	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

U.S. Managed Volatility Fund

September 30, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110% ** ††	16,834,444	16,834

Total Cash Equivalent (Cost $16,834) ($ Thousands)		16,834

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.142%, 12/03/09 (A) (B)	$900	$900

Total U.S. Treasury Obligation (Cost $900) ($ Thousands)		900

Total Investments — 99.4% (Cost $344,438) ($ Thousands)		$378,858

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	147	Dec-2009	$181

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $381,004 ($ Thousands)

†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2009

(A)	The rate reported is the effective yield at the time of purchase.
(B)	Security, or portion thereof, has been pledged on open futures contracts.

Cl — Class

3	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Global Managed Volatility Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.0%

Australia — 5.7%
Amcor	285,802	$1,382
Australian Worldwide Exploration	72,167	173
Brambles	58,613	418
Coal & Allied Industries	776	55
Commonwealth Bank of Australia	18,435	842
Foster’s Group	184,522	904
GrainCorp	3,220	26
Healthscope	75,339	318
Iluka Resources	539,788	1,896
Metcash	220,170	875
Orica	14,535	301
Origin Energy	86,754	1,250
RHG *	6,987	4
Tatts Group	384,669	862
Telstra	902,359	2,604
Wesfarmers	15,072	353

		12,263

Belgium — 3.1%
Belgacom	35,455	1,380
Cofinimmo †	3,127	436
Colruyt	9,836	2,309
Intervest Offices †	1,579	52
Mobistar	36,229	2,504

		6,681

Bermuda — 0.1%
Macquarie International Infrastructure Fund	415,000	99

		99

Canada — 14.5%
Alimentation Couche Tard, Cl B	156,800	2,739
Bank of Nova Scotia	14,300	651
Barrick Gold	12,100	457
BCE	48,800	1,204
Canadian National Railway	11,700	575
Canadian Utilities	8,900	314
CGI Group, Cl A *	101,500	1,186
Empire, Cl A	33,000	1,344
Enbridge	50,300	1,948
Fairfax Financial Holdings	3,300	1,223
Fortis	73,300	1,706
George Weston	21,800	1,132
Gildan Activewear *	10,000	197
Goldcorp	22,600	905
Jean Coutu Group PJC, Cl A	42,597	379
Laurentian Bank of Canada	27,200	973
Loblaw	35,400	1,042
Magna International, Cl A	3,800	162
Manitoba Telecom Services	20,400	634

Description	Shares	Market Value ($ Thousands)
Metro, Cl A	33,100	$1,079
National Bank of Canada	4,900	272
North West Fund	8,000	130
Open Text *	23,800	889
Provident Energy Trust	45,500	263
Ritchie Bros Auctioneers	1,900	47
RONA *	14,400	201
Royal Bank of Canada	23,300	1,249
Saputo	56,400	1,321
Shaw Communications, Cl B	51,200	924
Shoppers Drug Mart	25,200	1,032
TELUS, Cl A	37,900	1,176
TELUS	54,600	1,757
TMX Group	17,500	585
Toronto-Dominion Bank	19,900	1,284

		30,980

Cayman Islands — 0.1%
Hutchison Telecommunications International	51,000	10
Seagate Technology	9,900	151

		161

Denmark — 2.1%
Coloplast, Cl B	13,815	1,154
Novo Nordisk, Cl B	51,407	3,215

		4,369

Finland — 0.4%
Componenta	2,696	18
Orion, Cl B	46,180	851
Tietoenator	3,475	69

		938

France — 1.7%
Boiron	3,169	116
France Telecom	63,582	1,692
PagesJaunes Groupe	7,191	93
Sanofi-Aventis	16,432	1,205
Societe BIC	8,042	571
Vilmorin & Cie	434	49

		3,726

Germany — 2.5%
Beiersdorf	29,909	1,755
Deutsche Telekom	85,763	1,170
Fresenius Medical Care	24,188	1,203
Hannover Rueckversicherung	8,785	402
Hornbach Holding	313	28
Volkswagen	4,975	817

		5,375

Greece — 0.1%
Public Power	12,644	281

		281

1	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Global Managed Volatility Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Hong Kong — 2.4%
Cheung Kong Infrastructure Holdings	71,000	$254
CLP Holdings	402,000	2,728
HongKong Electric Holdings	341,500	1,873
Jardine Matheson Holdings	7,200	219
Link †	7,000	15
NAM TAI Electronics	21,300	115

		5,204

Ireland — 0.5%
Accenture, Cl A	26,614	992
Kerry Group, Cl A	2,259	64

		1,056

Italy — 0.0%
CSP International Fashion Group	9,261	11
DiaSorin	1,745	59

		70

Japan — 22.7%
ABC-Mart	23,000	718
Able	3,000	27
Acom	18,100	279
Adores	12,000	27
Ain Pharmaciez	1,200	33
Ajis	1,300	30
All Nippon Airways	209,000	602
Asahi Breweries	90,300	1,656
Astellas Pharma	35,100	1,447
Benesse	43,000	2,113
Canon Marketing Japan	56,600	1,005
Central Japan Railway	17	122
Chubu Electric Power	88,100	2,145
Chugoku Electric Power	43,700	964
Circle K Sunkus	2,100	32
CMIC	200	55
Combi	9,500	77
Dainippon Sumitomo Pharma	46,200	505
Daisan Bank	10,000	24
Ehime Bank	9,000	25
Ezaki Glico	2,000	22
Faith	242	35
FamilyMart	41,300	1,333
Fast Retailing	1,600	203
Fuji	5,800	113
Fuji Oil	20,000	283
FUJI SOFT	8,400	142
Fukuyama Transporting	51,000	273
Haruyama Trading	2,000	9
Hazama	14,000	15
Hibiya Engineering	2,500	23
Hokkaido Electric Power	14,300	298
Hokuriku Electric Power	50,100	1,279
Ito En	37,300	692
Iyo Bank	49,000	443

Description	Shares	Market Value ($ Thousands)
Japan Airlines *	426,000	$628
Kagawa Bank	10,000	40
Kamigumi	105,000	860
Kansai Electric Power	74,800	1,813
Keihin Electric Express Railway	167,000	1,419
Kintetsu	251,000	973
Kokuyo	25,000	229
Komatsu Seiren	5,000	21
Kyushu Electric Power	64,200	1,459
Lawson	34,300	1,597
Leopalace21	900	7
Lion	181,000	942
Mabuchi Motor	4,900	250
Marudai Food	13,000	41
Maruzen Showa Unyu	7,000	24
McDonald’s Holdings Japan	14,900	299
Miraca Holdings	4,900	160
Miyazaki Bank	5,000	21
Morinaga Milk Industry	20,025	100
NET One Systems	368	555
Nichirei	41,000	163
Nintendo	4,000	1,028
Nippon Meat Packers	12,000	155
Nippon Mining Holdings	8,500	42
Nippon Oil	14,000	79
Nippon Telegraph & Telephone	24,900	1,157
Nitori	15,550	1,329
Noevir	4,800	51
NTT DoCoMo	683	1,094
Odakyu Electric Railway	19,000	172
Oita Bank	69,082	271
Okumura	72,000	272
Ono Pharmaceutical	3,700	193
Oriental Yeast	3,000	18
Pilot	38	43
Prima Meat Packers	145,000	175
QP	7,200	82
Ryoshoku	3,000	77
Sankyo	13,200	828
Seven Bank	46	114
Shikoku Electric Power	32,000	979
Shimachu	9,800	258
Shinkin Central Bank	18	28
Shizuoka Gas	23,000	178
Sogo Medical	7,400	195
Sorun	3,100	16
Studio Alice	10,500	112
Takeda Pharmaceutical	31,000	1,295
Tobu Railway	241,000	1,475
Toho	6,800	115
Toho Gas	150,000	687
Tohoku Electric Power	51,000	1,139
Tokyo Electric Power	42,700	1,123
Tokyo Style	12,000	104
TonenGeneral Sekiyu	33,000	323
Toyo Suisan Kaisha	10,000	271

2	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Global Managed Volatility Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
Trancom	1,300	$25
TV Tokyo	3,700	107
Unicharm	11,500	1,094
Wacoal Holdings	51,000	667
Yahoo! Japan	2,159	736
Yakult Honsha	14,500	388
Yamaguchi Financial Group	3,000	31
Yamato Holdings	44,000	725
Yamazaki Baking	48,000	652

		48,553

Luxembourg — 0.2%
ArcelorMittal	9,662	361

		361

Netherlands — 0.9%
Royal Dutch Shell, Cl A	40,687	1,163
Royal KPN	44,629	739

		1,902

New Zealand — 0.1%
Auckland International Airport	26,847	36
Fisher & Paykel Healthcare	49,462	118

		154

Spain — 0.6%
Almirall	7,206	93
Telefonica	43,681	1,204

		1,297

Sweden — 0.3%
Hennes & Mauritz, Cl B	12,360	692

		692

Switzerland — 2.9%
Actelion *	2,972	184
Bell Holding	13	20
Berner Kantonalbank	370	83
Charles Voegele Holding	911	40
Emmi	239	29
Luzerner Kantonalbank	204	55
Nestle	24,211	1,030
Novartis	24,938	1,246
Swisscom	2,974	1,063
Synthes	16,615	2,000
Valiant Holding	2,176	426

		6,176

United Kingdom — 6.6%
AMEC	23,010	278
AstraZeneca	24,188	1,085
BAE Systems	313,302	1,750
Balfour Beatty	22,839	118
De La Rue	28,050	403
eaga	18,677	43
Fiberweb	4,598	5
GlaxoSmithKline	56,597	1,113

Description	Shares	Market Value ($ Thousands)
HMV Group	89,391	$150
JD Sports Fashion	2,922	27
Marks & Spencer Group	45,672	264
National Grid	113,561	1,097
Rank Group	56,915	81
Reckitt Benckiser Group	56,386	2,758
Reed Elsevier	247,443	1,853
Robert Wiseman Dairies	11,392	77
Severn Trent	20,637	320
Smith & Nephew	152,777	1,370
TUI Travel	64,758	264
WM Morrison Supermarkets	187,424	831
Xchanging	62,690	221

		14,108

United States — 28.5%
Aaron Rents	8,200	217
Abbott Laboratories	46,900	2,320
Affiliated Computer Services, Cl A *	24,500	1,327
Altria Group	50,100	892
Amgen *	14,300	861
Apollo Group, Cl A *	32,200	2,372
Archer-Daniels-Midland	38,100	1,113
Associated Banc-Corp	35,400	404
AT&T	21,000	567
Automatic Data Processing	29,200	1,147
Baxter International	16,900	963
BigBand Networks *	8,900	36
Biogen Idec *	4,500	228
BlackRock	1,600	347
C.R. Bard	42,800	3,365
Campbell Soup	74,600	2,434
Cass Information Systems	800	24
Chubb	21,400	1,079
Church & Dwight	4,600	261
Cirrus Logic *	13,200	73
Clorox	16,600	977
Compass Minerals International	18,900	1,165
Dollar Tree *	3,900	190
Dun & Bradstreet	10,100	761
Dynamics Research *	6,300	82
Exxon Mobil	16,000	1,098
Family Dollar Stores	73,100	1,930
Fidelity National Information Services	38,500	982
Flowers Foods	28,000	736
Forest Laboratories *	35,300	1,039
General Mills	43,600	2,807
Genzyme *	5,800	329
Gilead Sciences *	4,900	228
H&R Block	33,100	608
Hawkins	3,200	75
Hewitt Associates, Cl A *	30,600	1,115
HOT Topic *	66,400	497
Integral Systems *	19,200	132
International Business Machines	9,500	1,136

3	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Global Managed Volatility Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
International Shipholding	21,500	$662
ITT Educational Services *	1,300	144
Johnson & Johnson	18,600	1,133
Kimberly-Clark	5,500	324
Kinder Morgan Management *	6,077	288
Knight Capital Group, Cl A *	37,400	813
Kroger	57,900	1,195
Laboratory Corp of America Holdings *	3,100	204
LaBranche *	81,500	277
Laclede Group	5,595	180
Magellan Health Services *	34,700	1,078
Mantech International, Cl A *	21,500	1,014
Medco Health Solutions *	20,000	1,106
NASDAQ OMX Group *	15,800	333
NCI, Cl A *	6,200	178
NuStar Energy	5,900	306
People’s United Financial	33,900	528
Pfizer	24,800	410
PharMerica *	4,100	76
Pitney Bowes	20,000	497
Plains All American Pipeline	500	23
Procter & Gamble	12,100	701
Providence Service *	2,000	23
Raytheon	46,500	2,231
RehabCare Group *	1,800	39
Republic Airways Holdings *	98,595	920
SAIC *	85,100	1,493
Seneca Foods, Cl A *	13,800	378
Silgan Holdings	19,500	1,028
Sunoco Logistics Partners	2,400	142
SureWest Communications *	7,002	87
Talbots	10,300	95
TFS Financial	71,800	854
TJX	37,600	1,397
Trustco Bank NY	13,300	83
Tyson Foods, Cl A	44,700	565
Vaalco Energy	26,600	122
Wal-Mart Stores	67,100	3,294
Watson Wyatt Worldwide, Cl A	15,600	679

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
West Marine *	8,700	$68

		60,885

Total Common Stock (Cost $186,457) ($ Thousands)		205,331

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110% ** ††	5,984,299	5,984

Total Cash Equivalent (Cost $5,984) ($ Thousands)		5,984

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bills
0.087%, 12/03/09 (A) (B)	$635	635

Total U.S. Treasury Obligation (Cost $635) ($ Thousands)		635

Total Investments — 99.1% (Cost $193,076) ($ Thousands)		$211,950

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	23	Dec-2009	$13
FTSE 100 Index	8	Dec-2009	17
Hang Seng Index	1	Oct-2009	—
S&P 500 Composite Index	10	Dec-2009	62
SPI 200 Index	3	Dec-2009	7

			$99

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

4	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Global Managed Volatility Fund

September 30, 2009

A summary of the outstanding forward foreign currency contracts held by the Fund at September 30, 2009, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/29/09	AUD	11,782	USD	10,175	$(197)
10/29/09	CAD	37,831	USD	34,733	(525)
10/29/09	EUR	21,928	USD	32,213	165
10/29/09	GBP	9,472	USD	15,098	(46)
10/29/09	JPY	4,834,034	USD	53,746	(264)
10/29/09	USD	177	AUD	201	—
10/29/09	USD	680	CAD	730	1
10/29/09	USD	310	EUR	212	—
10/29/09	USD	88	GBP	55	—
10/29/09	USD	1,716	JPY	153,829	3

					$(863)

Percentages are based on Net Assets of $213,790 ($Thousands)

†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2009
(A)	The rate reported is the effective yield at the time of purchase.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

USD — United States Dollar

5	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Managed Volatility Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.2%

Consumer Discretionary — 6.0%
Aaron Rents	17,300	$457
Autoliv	13,400	450
Buckle	8,800	300
Burger King Holdings	33,100	582
Career Education *	26,000	634
Carter’s *	27,700	740
Choice Hotels International	18,600	578
Corinthian Colleges *	36,100	670
DIRECTV Group *	17,800	491
DreamWorks Animation SKG, Cl A *	18,400	654
Eastman Kodak	38,800	185
GameStop, Cl A *	10,600	281
Genuine Parts	17,800	678
Gildan Activewear *	17,100	337
Hillenbrand	24,129	491
ITT Educational Services *	6,700	740
Jarden	10,900	306
John Wiley & Sons, Cl A	12,900	449
Shaw Communications, Cl B	23,700	427
Strayer Education	1,600	348
Tractor Supply *	12,700	615

		10,413

Consumer Staples — 21.9%
Altria Group	113,009	2,013
Brown-Forman, Cl B	25,558	1,232
Campbell Soup	32,391	1,057
Church & Dwight	42,119	2,390
Clorox	15,349	903
Coca-Cola	32,302	1,735
Colgate-Palmolive	23,823	1,817
Dean Foods *	20,900	372
Flowers Foods	16,800	442
General Mills	43,826	2,821
Hansen Natural *	7,400	272
Hershey	28,694	1,115
HJ Heinz	25,538	1,015
Hormel Foods	51,728	1,837
JM Smucker	27,275	1,446
Kellogg	45,912	2,260
Kimberly-Clark	42,802	2,524
Kroger	11,495	237
Lorillard	31,111	2,312
McCormick	36,417	1,236
PepsiCo	17,439	1,023
Philip Morris International	37,370	1,821
Procter & Gamble	28,324	1,641
Reynolds American	44,568	1,984
Ruddick	21,900	583
Wal-Mart Stores	33,220	1,631

		37,719

Description	Shares	Market Value ($ Thousands)

Energy — 3.9%
Chevron	12,400	$873
CNX Gas *	20,000	614
Dresser-Rand Group *	20,800	647
Enbridge	18,300	710
Encore Acquisition *	6,800	254
Exxon Mobil	13,300	913
FMC Technologies *	11,700	611
PetroHawk Energy *	18,300	443
Range Resources	13,200	652
SEACOR Holdings *	8,700	710
TransCanada	7,100	220

		6,647

Financials — 12.3%
Alexandria Real Estate Equities †	12,800	696
Associated Banc-Corp	36,800	420
Bancorpsouth	27,200	664
Capitol Federal Financial	68,861	2,267
Commerce Bancshares	49,642	1,849
Corporate Office Properties Trust †	18,000	664
Endurance Specialty Holdings	21,000	766
Erie Indemnity, Cl A	16,600	622
Essex Property Trust †	9,500	756
Federated Investors, Cl B	28,300	746
Health Care †	19,100	795
MFA Financial †	43,700	348
National Retail Properties †	15,500	333
Nationwide Health Properties †	8,000	248
PartnerRe	4,000	308
People’s United Financial	114,013	1,774
Platinum Underwriters Holdings	7,100	254
ProAssurance *	6,200	324
Prosperity Bancshares	17,500	609
Realty Income †	27,500	705
RenaissanceRe Holdings	13,100	717
TFS Financial	193,130	2,298
UDR †	25,000	393
UMB Financial	13,500	546
Valley National Bancorp	23,600	290
Washington Real Estate Investment Trust †	24,100	694
Wesco Financial	3,524	1,147

		21,233

Health Care — 17.0%
Abbott Laboratories	28,631	1,416
Allscripts Healthcare Solutions	125,429	2,542
AmerisourceBergen	92,948	2,080
Becton Dickinson	10,075	703

1	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Managed Volatility Fund

September 30, 2009

Description	Shares	Market Value ($ Thousands)
C.R. Bard	8,466	$666
Celgene *	2,800	156
Dentsply International	44,942	1,552
Edwards Lifesciences *	18,044	1,261
Eli Lilly	23,462	775
Endo Pharmaceuticals Holdings *	33,600	760
Genzyme *	15,100	857
Haemonetics *	11,100	623
Henry Schein *	30,968	1,701
HLTH *	21,819	319
Idexx Laboratories *	33,956	1,698
Johnson & Johnson	31,109	1,894
Kinetic Concepts *	19,000	703
Laboratory Corp of America Holdings *	11,085	728
LifePoint Hospitals *	11,200	303
McKesson	13,900	828
Onyx Pharmaceuticals *	6,200	186
Owens & Minor	12,000	543
Patterson *	28,700	782
Perrigo	16,000	544
Quest Diagnostics	9,259	483
STERIS	19,800	603
Techne	30,980	1,938
United Therapeutics *	13,600	666
Wyeth	42,208	2,051

		29,361

Industrials — 5.1%
Alliant Techsystems *	8,600	669
C.H. Robinson Worldwide	13,100	756
Dun & Bradstreet	12,276	925
FTI Consulting *	6,400	273
Gardner Denver *	19,400	677
KBR	31,300	729
Landstar System	16,500	628
Lennox International	18,600	672
Nordson	7,700	432
Rollins	29,800	562
Stericycle *	23,418	1,134
TransDigm Group *	16,200	807
United Parcel Service, Cl B	9,827	555

		8,819

Information Technology — 10.6%
Adtran	24,500	602
Affiliated Computer Services, Cl A *	5,100	276
Applied Materials	35,958	482
Cree *	20,029	736
Diebold	31,849	1,049
Flir Systems *	10,200	286
Global Payments	16,900	789
Google, Cl A *	4,572	2,267
Harris	19,500	733
Hewitt Associates, Cl A *	21,100	769
IAC *	102,041	2,060
Ingram Micro, Cl A *	41,500	699
Linear Technology	12,871	356
Mantech International, Cl A *	13,000	613

Description	Shares	Market Value ($ Thousands)
Microchip Technology	33,447	$886
National Instruments	12,748	352
NeuStar, Cl A *	23,600	534
Perot Systems, Cl A *	23,700	704
Silicon Laboratories *	5,900	273
Sybase *	19,800	770
Tech Data *	34,512	1,436
Xerox	33,200	257
Zebra Technologies, Cl A *	48,247	1,251

		18,180

Materials — 3.4%
Aptargroup	15,400	575
Compass Minerals International	9,800	604
Greif, Cl A	12,700	699
Newmont Mining	45,183	1,989
Reliance Steel & Aluminum	6,000	255
Royal Gold	16,142	736
Sensient Technologies	19,100	531
Silgan Holdings	9,100	480

		5,869

Telecommunication Services — 2.8%
AT&T	30,400	$821
BCE	10,900	269
CenturyTel	28,803	968
MetroPCS Communications *	76,700	718
Rogers Communications, Cl B	25,200	710
SBA Communications, Cl A *	9,700	262
Telephone & Data Systems	4,700	146
Verizon Communications	30,300	917

		4,811

Utilities — 11.2%
AGL Resources	19,400	684
Alliant Energy	23,300	649
American Water Works	17,200	343
Atmos Energy	21,600	609
Consolidated Edison	24,656	1,009
DPL	13,900	363
DTE Energy	20,700	727
Edison International	23,600	792
Hawaiian Electric Industries	24,070	436
Idacorp	21,600	622
New Jersey Resources	8,700	316
Nicor	8,600	315
NSTAR	78,413	2,495
OGE Energy	48,498	1,604
Pepco Holdings	46,300	689
PG&E	12,300	498

2	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Schedule of Investments

Tax-Managed Managed Volatility Fund

September 30, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Piedmont Natural Gas	24,800	594
SCANA	29,444	1,028
Sempra Energy	12,900	643
Southern	26,142	828
TECO Energy	42,300	596
Vectren	60,645	1,397
WGL Holdings	15,500	513
Wisconsin Energy	32,605	1,472

		19,222

Total Common Stock (Cost $145,451) ($ Thousands)		162,274

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110% ** ††	7,455,426	7,455

Total Cash Equivalent (Cost $7,455) ($ Thousands)		7,455

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bills
0.183%, 12/03/09 (A) (B)	$440	440

Total U.S. Treasury Obligation (Cost $440) ($ Thousands)		440

Total Investments — 98.8% (Cost $153,346) ($ Thousands)		$170,169

A summary of the open futures contracts held by the Fund at September 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	72	Dec-2009	$61

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $172,265 ($ Thousands)

†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2009.
(A)	The rate reported is the effective yield at the time of purchase.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

3	SEI Institutional Managed Trust / Annual Report / September 30, 2009

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders

SEI Institutional Managed Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of SEI Institutional Managed Trust, comprising the Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, Large Cap Diversified Alpha Fund, S&P 500 Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small Cap Fund, Small/Mid Cap Diversified Alpha Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, Tax-Managed Managed Volatility Fund, Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund and Real Return Fund (collectively, the “Funds”) as of and for the year or period ended September 30, 2009, and have issued our report thereon dated November 30, 2009 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, Large Cap Diversified Alpha Fund, S&P 500 Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small Cap Fund, Small/Mid Cap Diversified Alpha Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, and Tax-Managed Managed Volatility Fund’s schedules of investments in securities (the “Schedules”) as of September 30, 2009 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

Philadelphia, Pennsylvania

November 30, 2009

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchasers of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing nominating committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s board of trustees (the “Board”). Pursuant to the Committee’s charter, adopted on June 18, 2004 and as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Institutional Managed Trust

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher
President & CEO

Date: November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher
President & CEO

Date: November 30, 2009

By (Signature and Title)	/S/ STEPHEN F. PANNER
Stephen F. Panner
Controller & CFO

Date: November 30, 2009